UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and General Counsel of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012–June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2012

Semi-Annual Report

PACIFIC SELECT FUND

PACIFIC SELECT FUND

The 2012 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT FUND

CASH MANAGEMENT PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS -100.5%
Commercial Paper - 82.1%
Archer-Daniels-Midland Co 0.122% due 07/11/12	$30,000,000	$29,999,000
Baker Hughes Inc 0.172% due 07/17/12	30,000,000	29,997,733
Bank of Nova Scotia NY 0.132% due 07/02/12	30,000,000	29,999,892
Colgate-Palmolive Co 0.081% due 07/12/12	10,000,000	9,999,756
Dell Inc 0.120% due 07/18/12	30,000,000	29,998,300
EI du Pont de Nemours & Co 0.162% due 07/16/12	20,000,000	19,998,667
Harvard University 0.101% due 07/12/12	31,000,000	30,999,053
Illinois Tool Works Inc 0.132% due 07/17/12	10,000,000	9,999,422
0.172% due 07/16/12	18,000,000	17,998,725
John Deere Financial Inc (Canada) 0.140% due 07/03/12	30,000,000	29,999,767
Johnson & Johnson 0.112% due 07/30/12	28,000,000	27,997,519
Kimberly-Clark Worldwide Inc 0.122% due 07/12/12	10,000,000	9,999,633
Kreditanstalt fuer Wiederaufbau (Germany) 0.193% due 08/01/12	15,000,000	14,997,546
L’Oreal USA Inc 0.142% due 07/23/12	19,000,000	18,998,374
0.152% due 07/11/12	7,000,000	6,999,708
Nestle Capital Corp 0.147% due 08/02/12	7,500,000	7,499,033
NetJets Inc 0.142% due 07/09/12	15,000,000	14,999,533
0.142% due 08/02/12	9,800,000	9,798,780
Northwestern University 0.142% due 07/06/12	14,000,000	13,999,728
Novartis Securities Investment Ltd (Bermuda) 0.152% due 08/09/12	10,500,000	10,498,294
PepsiCo Inc 0.104% due 07/16/12	20,000,000	19,999,167
Pfizer Inc 0.112% due 07/19/12	24,000,000	23,998,680
Philip Morris International Inc 0.132% due 07/23/12	15,000,000	14,998,808
Roche Holdings Inc 0.112% due 07/09/12	20,000,000	19,999,511
Rockwell Collins Inc 0.122% due 07/13/12	30,000,000	29,998,800
The Coca-Cola Co 0.142% due 08/09/12	25,000,000	24,996,208
Toyota Motor Credit Corp 0.203% due 10/23/12	15,000,000	14,990,500
United Parcel Service Inc 0.030% due 07/02/12	25,000,000	24,999,979

		548,760,116

	Principal Amount	Value
U.S. Treasury Bills - 17.9%
0.038% due 07/26/12	$30,000,000	$29,999,209
0.080% due 09/27/12	30,000,000	29,994,133
0.083% due 09/06/12	30,000,000	29,995,366
0.090% due 08/16/12	30,000,000	29,996,550

		119,985,258

Repurchase Agreement - 0.5%
State Street Bank & Trust Co 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $3,069,204; collateralized by U.S. Treasury Bonds: 5.500% due 08/15/28 and value $3,132,554)	3,069,202	3,069,202

Total Short-Term Investments (Amortized Cost $671,814,576)		671,814,576

TOTAL INVESTMENTS - 100.5% (Amortized Cost $671,814,576)		671,814,576

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(3,162,599)

NET ASSETS - 100.0%		$668,651,977

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Commercial Paper	82.1%
U.S. Treasury Bills	17.9%
Repurchase Agreement	0.5%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(b)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	100.0%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$671,814,576	$-	$671,814,576	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Financials - 0.1%
Citigroup Capital XIII §	61,350	$1,674,241

Total Preferred Stocks (Cost $1,579,763)		1,674,241

	Principal Amount
CORPORATE BONDS & NOTES - 33.1%
Consumer Discretionary - 2.0%
CCO Holdings LLC 7.000% due 01/15/19	$1,310,000	1,421,350
8.125% due 04/30/20	2,250,000	2,520,000
CityCenter Holdings LLC 7.625% due 01/15/16	1,200,000	1,272,000
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	1,840,000	2,685,405
Comcast Corp 5.150% due 03/01/20	1,658,000	1,929,090
5.650% due 06/15/35	470,000	528,496
5.700% due 05/15/18	5,000,000	5,907,165
6.400% due 03/01/40	870,000	1,090,737
6.450% due 03/15/37	2,500,000	3,054,185
6.950% due 08/15/37	2,075,000	2,677,292
DISH DBS Corp 6.750% due 06/01/21	4,790,000	5,197,150
7.750% due 05/31/15	766,000	854,090
Jarden Corp 7.500% due 05/01/17	2,410,000	2,711,250
McDonald’s Corp 6.300% due 10/15/37	1,495,000	2,103,864
MGM MIRAGE 5.875% due 02/27/14	665,000	684,950
10.375% due 05/15/14	85,000	96,262
11.125% due 11/15/17	200,000	225,500
News America Inc 4.500% due 02/15/21	90,000	98,920
6.200% due 12/15/34	1,000,000	1,142,641
Reed Elsevier Capital Inc 8.625% due 01/15/19	2,812,000	3,573,973
Time Warner Cable Inc 4.125% due 02/15/21	730,000	776,775
5.500% due 09/01/41	40,000	43,747
5.875% due 11/15/40	3,430,000	3,857,824
6.550% due 05/01/37	1,565,000	1,864,181
6.750% due 06/15/39	1,630,000	1,995,865
7.300% due 07/01/38	4,305,000	5,553,919
8.250% due 04/01/19	6,665,000	8,725,691
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	1,210,262
Time Warner Inc 4.700% due 01/15/21	410,000	458,011
6.250% due 03/29/41	350,000	408,963
United Business Media Ltd (United Kingdom) 5.750% due 11/03/20 ~	2,220,000	2,290,145
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	280,000	305,900
WPP Finance (United Kingdom) 8.000% due 09/15/14	1,353,000	1,526,819

		68,792,422

	Principal Amount	Value
Consumer Staples - 2.5%
Altria Group Inc 4.750% due 05/05/21	$4,000,000	$4,547,816
8.500% due 11/10/13	1,490,000	1,637,522
9.250% due 08/06/19	3,330,000	4,635,340
Anheuser-Busch InBev Worldwide Inc 5.000% due 04/15/20	1,070,000	1,255,909
5.375% due 01/15/20	4,500,000	5,374,192
CVS Caremark Corp 6.125% due 09/15/39	4,300,000	5,371,358
6.600% due 03/15/19	190,000	237,404
CVS Pass-Through Trust 5.298% due 01/11/27 ~	812,189	865,289
6.036% due 12/10/28	3,564,363	4,030,799
9.350% due 01/10/23 ~	1,670,000	1,914,996
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,574,835
Diageo Investment Corp 2.875% due 05/11/22	4,420,000	4,554,081
Kraft Foods Group Inc 3.500% due 06/06/22 ~	4,090,000	4,209,297
Kraft Foods Inc 5.375% due 02/10/20	2,960,000	3,510,551
6.000% due 02/11/13	5,360,000	5,525,592
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	514,885
PepsiCo Inc 7.900% due 11/01/18	1,498,000	2,004,985
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	1,230,000	1,246,901
4.450% due 01/15/22 ~	6,680,000	6,940,300
Philip Morris International Inc 2.900% due 11/15/21	2,450,000	2,530,264
4.500% due 03/20/42	1,900,000	2,032,132
6.375% due 05/16/38	1,970,000	2,648,362
Reynolds American Inc 6.750% due 06/15/17	1,207,000	1,451,271
Reynolds Group Issuer Inc 6.875% due 02/15/21 ~	1,380,000	1,442,100
7.125% due 04/15/19 ~	1,340,000	1,410,350
Safeway Inc 3.950% due 08/15/20	800,000	773,778
4.750% due 12/01/21	3,130,000	3,112,284
6.350% due 08/15/17	575,000	645,739
The Kroger Co 6.400% due 08/15/17	2,610,000	3,125,107
Wal-Mart Stores Inc 5.250% due 09/01/35	1,730,000	2,103,960
5.375% due 04/05/17	915,000	1,088,240
6.500% due 08/15/37	830,000	1,176,380

		87,492,019

Energy - 5.8%
Anadarko Finance Co (Canada) 7.500% due 05/01/31	1,195,000	1,510,076
Anadarko Petroleum Corp 6.375% due 09/15/17	5,085,000	5,916,214
8.700% due 03/15/19	4,285,000	5,611,666
Apache Corp 3.250% due 04/15/22	2,130,000	2,230,557
4.750% due 04/15/43	1,140,000	1,273,513
6.900% due 09/15/18	5,000,000	6,292,290
Arch Coal Inc 7.000% due 06/15/19	4,050,000	3,442,500
Baker Hughes Inc 3.200% due 08/15/21	250,000	261,502
7.500% due 11/15/18	4,060,000	5,371,457
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	7,940,000	8,449,089

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
3.245% due 05/06/22	$3,400,000	$3,530,706
3.561% due 11/01/21	450,000	477,724
Chesapeake Energy Corp 6.500% due 08/15/17	650,000	650,000
6.625% due 08/15/20	2,140,000	2,129,300
7.250% due 12/15/18	410,000	420,250
Chesapeake Midstream Partners LP 6.125% due 07/15/22	2,495,000	2,457,575
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	4,450,000	4,883,875
Concho Resources Inc 5.500% due 10/01/22	700,000	693,875
6.500% due 01/15/22	1,606,000	1,678,270
ConocoPhillips 6.500% due 02/01/39	2,240,000	3,117,482
CONSOL Energy Inc 6.375% due 03/01/21	2,650,000	2,504,250
Devon Energy Corp 3.250% due 05/15/22	1,200,000	1,224,382
7.950% due 04/15/32	4,970,000	7,163,698
Energy Transfer Partners LP 6.700% due 07/01/18	4,890,000	5,618,923
Enterprise Products Operating LLC 4.050% due 02/15/22	2,950,000	3,137,127
4.850% due 08/15/42	100,000	100,105
5.250% due 01/31/20	1,240,000	1,423,575
5.700% due 02/15/42	3,055,000	3,397,139
5.950% due 02/01/41	520,000	590,962
6.125% due 10/15/39	260,000	295,943
6.300% due 09/15/17	5,000,000	5,977,540
6.500% due 01/31/19	2,100,000	2,535,939
8.375% due 08/01/66 §	3,000,000	3,254,061
Hess Corp 8.125% due 02/15/19	7,530,000	9,710,643
Kerr-McGee Corp 6.950% due 07/01/24	220,000	273,114
7.875% due 09/15/31	3,617,000	4,707,630
Key Energy Services Inc 6.750% due 03/01/21	2,640,000	2,587,200
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	3,000,000	3,609,582
MarkWest Energy Partners LP 6.250% due 06/15/22	920,000	952,200
Noble Energy Inc 6.000% due 03/01/41	2,000,000	2,294,970
8.250% due 03/01/19	3,290,000	4,213,829
Occidental Petroleum Corp 2.700% due 02/15/23	3,520,000	3,553,313
3.125% due 02/15/22	3,600,000	3,763,782
Peabody Energy Corp 6.000% due 11/15/18 ~	3,000,000	3,000,000
6.500% due 09/15/20	2,870,000	2,920,225
Petrobras International Finance Co (Cayman) 3.875% due 01/27/16	2,750,000	2,853,807
5.375% due 01/27/21	12,560,000	13,608,936
7.875% due 03/15/19	3,600,000	4,399,196
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	1,570,000	1,781,950
6.000% due 03/05/20	2,000,000	2,323,000
8.000% due 05/03/19	5,700,000	7,267,500
Plains Exploration & Production Co 6.125% due 06/15/19	5,750,000	5,807,500
QEP Resources Inc 6.875% due 03/01/21	3,400,000	3,791,000
Regency Energy Partners LP 6.500% due 07/15/21	2,450,000	2,584,750
SESI LLC 7.125% due 12/15/21 ~	850,000	928,625

	Principal Amount	Value
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	$4,020,000	$4,692,092
Sinopec Group Overseas Development Ltd (United Kingdom) 2.750% due 05/17/17 ~	2,400,000	2,447,650
The Williams Cos Inc 7.500% due 01/15/31	4,635,000	5,664,828
WPX Energy Inc 6.000% due 01/15/22	1,410,000	1,410,000

		198,768,887

Financials - 11.9%
Ally Financial Inc 5.500% due 02/15/17	6,440,000	6,550,626
8.000% due 03/15/20	2,800,000	3,234,000
8.300% due 02/12/15	6,770,000	7,396,225
American Express Credit Corp 5.125% due 08/25/14	11,279,000	12,191,945
American International Group Inc 3.750% due 11/30/13 ~	1,900,000	1,923,967
5.850% due 01/16/18	2,000,000	2,217,370
6.400% due 12/15/20	4,490,000	5,092,131
8.250% due 08/15/18	3,465,000	4,195,318
Bank of America Corp 3.875% due 03/22/17	1,230,000	1,254,878
4.500% due 04/01/15	6,700,000	6,911,439
5.000% due 05/13/21	9,160,000	9,474,051
5.650% due 05/01/18	6,720,000	7,198,155
7.625% due 06/01/19	10,485,000	12,352,861
Bank of Scotland PLC (United Kingdom) 5.250% due 02/21/17 ~	3,085,000	3,413,179
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,710,000	2,862,844
BankAmerica Institutional Capital A 8.070% due 12/31/26 ~	2,940,000	3,018,645
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	172,641
BBVA U.S. Senior SAU (Spain) 3.250% due 05/16/14	5,380,000	5,178,541
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	850,070
Caterpillar Financial Services Corp 5.450% due 04/15/18	4,315,000	5,152,973
Citigroup Inc 3.953% due 06/15/16	2,320,000	2,380,234
5.375% due 08/09/20	3,170,000	3,433,408
5.500% due 04/11/13	8,420,000	8,660,054
5.500% due 10/15/14	710,000	752,210
6.000% due 12/13/13	8,090,000	8,505,729
6.000% due 08/15/17	5,155,000	5,655,525
6.010% due 01/15/15	5,600,000	6,021,019
6.125% due 11/21/17	100,000	110,972
6.375% due 08/12/14	650,000	696,200
6.875% due 03/05/38	7,000,000	8,600,998
8.500% due 05/22/19	610,000	754,795
Commonwealth Bank of Australia (Australia) 3.750% due 10/15/14 ~	2,490,000	2,608,322
5.000% due 10/15/19 ~	1,060,000	1,167,055
Credit Agricole SA (France) 2.625% due 01/21/14 ~	3,060,000	3,009,807
8.375% § ± ~	9,840,000	8,191,800
Daimler Finance North America LLC 2.625% due 09/15/16 ~	5,390,000	5,554,239
Ford Motor Credit Co LLC 5.000% due 05/15/18	6,070,000	6,464,077
8.125% due 01/15/20	730,000	894,893
General Electric Capital Corp 3.750% due 11/14/14	9,000,000	9,455,364
4.375% due 09/16/20	640,000	694,059

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
5.300% due 02/11/21	$11,240,000	$12,646,506
5.875% due 01/14/38	1,570,000	1,810,965
6.000% due 08/07/19	8,010,000	9,391,653
6.150% due 08/07/37	1,105,000	1,311,580
6.875% due 01/10/39	5,000,000	6,481,000
Goldman Sachs Capital II 4.000% due 06/01/43 §	8,875,000	6,019,646
HSBC Bank USA NA 7.000% due 01/15/39	5,040,000	5,928,204
HSBC Finance Corp 6.676% due 01/15/21	3,780,000	4,102,048
ICICI Bank Ltd (India) 6.375% due 04/30/22 § ~	3,086,000	2,777,400
ING Capital Funding Trust III 4.061% § ±	180,000	150,283
Intesa Sanpaolo SPA (Italy) 3.625% due 08/12/15 ~	2,330,000	2,098,675
JPMorgan Chase & Co 4.250% due 10/15/20	5,650,000	5,949,919
4.350% due 08/15/21	690,000	730,147
4.500% due 01/24/22	2,310,000	2,495,183
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,971,224
Lloyds Banking Group PLC (United Kingdom) 5.920% § ± ~	5,900,000	3,599,000
6.657% § ± ~	1,650,000	1,105,500
Lloyds TSB Bank PLC (United Kingdom) 6.375% due 01/21/21	3,500,000	3,975,794
MetLife Inc 4.750% due 02/08/21	2,370,000	2,644,922
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	3,750,000	3,874,748
Morgan Stanley 4.750% due 03/22/17	600,000	599,558
5.450% due 01/09/17	5,155,000	5,213,210
Nordea Bank AB (Sweden) 3.700% due 11/13/14 ~	620,000	645,274
4.875% due 05/13/21 ~	6,220,000	6,075,435
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 r	2,026,000	2,206,188
Rabobank Nederland NV (Netherlands) 3.375% due 01/19/17	40,000	41,228
11.000% § ± ~	7,900,000	9,989,945
Santander U.S. Debt SA Unipersonal (Spain) 3.724% due 01/20/15 ~	2,900,000	2,699,250
3.781% due 10/07/15 ~	2,750,000	2,569,903
SLM Corp 8.000% due 03/25/20	5,380,000	5,918,000
Standard Chartered PLC (United Kingdom) 6.409% § ± ~	3,900,000	3,710,019
State Street Corp 4.956% due 03/15/18	9,430,000	10,116,664
Sumitomo Mitsui Banking Corp (Japan) 3.100% due 01/14/16 ~	1,300,000	1,367,757
3.150% due 07/22/15 ~	5,230,000	5,497,551
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	3,090,000	4,009,111
The Goldman Sachs Group Inc 3.625% due 08/01/12	640,000	641,182
4.750% due 07/15/13	190,000	195,414
5.250% due 10/15/13	930,000	967,482
5.250% due 07/27/21	1,030,000	1,048,919
5.375% due 03/15/20	870,000	897,566
5.450% due 11/01/12	1,020,000	1,034,877
5.750% due 01/24/22	400,000	423,331
5.950% due 01/15/27	3,270,000	3,257,672
6.000% due 06/15/20	5,460,000	5,841,872
6.250% due 02/01/41	7,880,000	8,254,891
6.750% due 10/01/37	2,645,000	2,602,778

	Principal Amount	Value
The Royal Bank of Scotland Group PLC (United Kingdom) 4.875% due 03/16/15	$1,900,000	$1,967,507
5.000% due 10/01/14	4,340,000	4,359,178
6.400% due 10/21/19	370,000	395,360
7.640% § ±	3,100,000	2,092,500
7.648% § ±	690,000	558,900
UBS AG (Switzerland) 2.250% due 01/28/14	1,790,000	1,799,985
Wachovia Bank NA 6.600% due 01/15/38	2,080,000	2,637,319
Wachovia Capital Trust III 5.570% § ±	16,020,000	15,359,175
Wells Fargo & Co 2.100% due 05/08/17	6,260,000	6,284,070
3.676% due 06/15/16 §	2,830,000	3,016,135
4.600% due 04/01/21	6,240,000	6,979,334
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	7,445,000	7,482,225

		409,073,781

Health Care - 2.3%
Abbott Laboratories 5.125% due 04/01/19	5,890,000	7,030,504
Biomet Inc 10.375% due 10/15/17	3,985,000	4,278,894
Express Scripts Holding Inc 3.500% due 11/15/16 ~	10,520,000	11,091,825
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	4,100,000	4,183,049
6.375% due 05/15/38	3,455,000	4,774,461
HCA Inc 6.500% due 02/15/20	1,200,000	1,303,500
7.500% due 02/15/22	3,060,000	3,343,050
Medtronic Inc 3.125% due 03/15/22	430,000	446,783
4.450% due 03/15/20	2,110,000	2,427,380
Pfizer Inc 6.200% due 03/15/19	1,020,000	1,280,953
7.200% due 03/15/39	4,000,000	6,102,988
Roche Holdings Inc 6.000% due 03/01/19 ~	2,400,000	2,991,144
Tenet Healthcare Corp 8.875% due 07/01/19	2,920,000	3,292,300
10.000% due 05/01/18	1,090,000	1,253,500
Teva Pharmaceutical Finance Co BV (Netherlands) 3.650% due 11/10/21	820,000	864,854
Teva Pharmaceutical Finance IV BV (Netherlands) 3.650% due 11/10/21	5,020,000	5,294,594
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,714,867
UnitedHealth Group Inc 3.875% due 10/15/20	2,110,000	2,301,742
5.700% due 10/15/40	2,010,000	2,489,514
5.800% due 03/15/36	1,160,000	1,438,180
6.875% due 02/15/38	2,000,000	2,793,534
WellPoint Inc 3.125% due 05/15/22	2,050,000	2,072,546
3.700% due 08/15/21	1,610,000	1,704,203
7.000% due 02/15/19	3,870,000	4,814,214

		79,288,579

Industrials - 2.0%
Air 2 U.S. 8.027% due 10/01/20 ~	2,004,465	2,029,520
Ashtead Capital Inc 9.000% due 08/15/16 ~	650,000	676,813

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Boeing Capital Corp 4.700% due 10/27/19	$1,360,000	$1,605,022
Continental Airlines Inc 6.750% due 09/15/15 ~	5,510,000	5,689,075
CSC Holdings LLC 8.625% due 02/15/19	3,035,000	3,520,600
Delta Air Lines 2007-1 Pass-Through Trust ‘A’ 6.821% due 02/10/24	4,397,604	4,727,424
General Electric Co 5.250% due 12/06/17	5,535,000	6,474,317
International Lease Finance Corp 6.500% due 09/01/14 ~	2,080,000	2,204,800
6.750% due 09/01/16 ~	10,350,000	11,178,000
Iron Mountain Inc 6.625% due 01/01/16	1,805,000	1,813,122
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	4,149,987
Kansas City Southern de Mexico SA de CV (Mexico) 12.500% due 04/01/16	2,389,000	2,735,405
Raytheon Co 3.125% due 10/15/20	1,680,000	1,767,681
The Boeing Co 4.875% due 02/15/20	5,300,000	6,372,799
United Air Lines 2009-2A Pass-Through Trust 9.750% due 07/15/18	651,211	740,753
United Technologies Corp 3.100% due 06/01/22	1,120,000	1,177,117
4.500% due 04/15/20	2,130,000	2,474,266
4.500% due 06/01/42	5,490,000	6,065,253
Waste Management Inc 7.375% due 05/15/29	1,510,000	2,007,690

		67,409,644

Information Technology - 0.1%
Freescale Semiconductor Inc 10.125% due 12/15/16	816,000	862,920
Hewlett-Packard Co 4.500% due 03/01/13	325,000	332,289
IBM International Group Capital LLC 5.050% due 10/22/12	3,030,000	3,074,593
National Semiconductor Corp 6.600% due 06/15/17	380,000	470,464

		4,740,266

Materials - 2.6%
Ashland Inc 9.125% due 06/01/17	3,225,000	3,563,625
Ball Corp 6.750% due 09/15/20	2,880,000	3,182,400
Barrick Gold Corp (Canada) 3.850% due 04/01/22	810,000	840,996
6.950% due 04/01/19	2,470,000	3,079,060
Barrick North America Finance LLC 4.400% due 05/30/21	3,500,000	3,782,184
BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	1,070,000	1,119,804
6.500% due 04/01/19	6,830,000	8,711,405
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22 ~	2,625,000	2,698,660
Cliffs Natural Resources Inc 6.250% due 10/01/40	4,920,000	4,853,275
Ecolab Inc 4.350% due 12/08/21	1,270,000	1,411,478
FMG Resources August 2006 Property Ltd (Australia) 6.375% due 02/01/16 ~	540,000	549,450
Freeport-McMoRan Copper & Gold Inc 3.550% due 03/01/22	6,325,000	6,240,688

	Principal Amount	Value
Georgia-Pacific LLC 7.700% due 06/15/15	$780,000	$906,892
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19 ~	885,000	932,569
5.750% due 04/15/24 ~	885,000	951,375
6.000% due 11/15/21 ~	1,890,000	2,083,725
Novelis Inc (Canada) 8.750% due 12/15/20	940,000	1,017,550
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	740,200
Rio Tinto Finance USA Ltd (Australia) 1.875% due 11/02/15	3,700,000	3,785,533
2.500% due 05/20/16	1,410,000	1,467,246
3.750% due 09/20/21	2,700,000	2,907,986
4.125% due 05/20/21	1,310,000	1,443,906
6.500% due 07/15/18	1,130,000	1,395,271
9.000% due 05/01/19	3,500,000	4,794,556
Steel Dynamics Inc 7.625% due 03/15/20	3,700,000	3,977,500
Teck Resources Ltd (Canada) 10.250% due 05/15/16	178,000	198,852
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	10,949,000	11,213,002
6.875% due 11/21/36	4,520,000	5,271,559
8.250% due 01/17/34	1,205,000	1,551,360
Vedanta Resources PLC (United Kingdom) 8.750% due 01/15/14 ~	2,288,000	2,376,774
9.500% due 07/18/18 ~	1,100,000	1,116,500

		88,165,381

Telecommunication Services - 2.1%
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	2,740,000	3,127,387
5.625% due 11/15/17	1,500,000	1,771,765
AT&T Inc 3.875% due 08/15/21	2,750,000	3,003,575
4.450% due 05/15/21	60,000	68,097
5.100% due 09/15/14	3,200,000	3,496,045
5.350% due 09/01/40	3,530,000	4,072,536
5.500% due 02/01/18	5,395,000	6,421,636
5.550% due 08/15/41	210,000	251,644
5.600% due 05/15/18	260,000	311,740
6.300% due 01/15/38	5,375,000	6,726,952
6.400% due 05/15/38	50,000	63,232
Cricket Communications Inc 7.750% due 05/15/16	500,000	533,125
Deutsche Telekom International Finance BV (Netherlands) 5.750% due 03/23/16	3,300,000	3,704,966
6.750% due 08/20/18	1,545,000	1,863,449
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 04/01/19	2,088,000	2,202,840
7.500% due 04/01/21	4,250,000	4,515,625
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	938,966
Sprint Capital Corp 6.875% due 11/15/28	480,000	388,800
8.750% due 03/15/32	4,139,000	3,787,185
Sprint Nextel Corp 9.000% due 11/15/18 ~	1,870,000	2,094,400
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	1,460,000	1,260,345
5.877% due 07/15/19	350,000	313,663
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	3,320,000	3,386,400
Verizon Communications Inc 1.250% due 11/03/14	3,000,000	3,039,000
3.500% due 11/01/21	2,490,000	2,658,436
4.600% due 04/01/21	100,000	114,909

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Verizon Wireless Capital LLC 8.500% due 11/15/18	$9,120,000	$12,502,426
Vimpel Communications (Ireland) 8.375% due 04/30/13 ~	515,000	534,838

		73,153,982

Utilities - 1.8%
AEP Texas Central Transition Funding LLC 5.306% due 07/01/21	2,500,000	3,083,172
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	1,285,000	1,394,225
Calpine Corp 7.500% due 02/15/21 ~	4,000,000	4,340,000
7.875% due 01/15/23 ~	1,950,000	2,135,250
Dominion Resources Inc 5.150% due 07/15/15	4,500,000	5,016,420
5.200% due 08/15/19	2,300,000	2,714,529
Duke Energy Corp 3.550% due 09/15/21	1,050,000	1,115,608
Edison Mission Energy 7.750% due 06/15/16	3,170,000	1,798,975
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	4,500,000	4,916,250
FirstEnergy Corp 7.375% due 11/15/31	8,750,000	11,025,770
MidAmerican Energy Holdings Co 6.125% due 04/01/36	601,000	755,508
6.500% due 09/15/37	2,400,000	3,174,617
Pacific Gas & Electric Co 6.050% due 03/01/34	3,832,000	4,850,649
8.250% due 10/15/18	930,000	1,255,841
PacifiCorp 5.650% due 07/15/18	4,360,000	5,268,794
The AES Corp 7.375% due 07/01/21 ~	550,000	614,625
8.000% due 06/01/20	5,030,000	5,797,075
9.750% due 04/15/16	990,000	1,178,100
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,298,380

		62,733,788

Total Corporate Bonds & Notes (Cost $1,053,561,198)		1,139,618,749

SENIOR LOAN NOTES - 2.0%
Consumer Discretionary - 0.9%
Allison Transmission Inc Term B 2.750% due 08/07/14 §	1,821,258	1,803,040
AMC Entertainment Inc Term B2 (Extended) 3.495% due 12/15/16 §	1,968,421	1,965,140
Caesars Entertainment Operating Co Term B6 (Extended) 5.495% due 01/26/18 §	1,800,000	1,598,125
Cengage Learning Acquisitions Inc (Extended) 5.750% due 07/05/17 §	1,378,295	1,191,579
Charter Communications Operating LLC Term C (Extended) 3.500% due 09/06/16 §	3,043,458	3,023,590
Term D
4.000% due 05/15/19 §	1,496,250	1,489,143
Dunkin Brands Inc Term B2 4.000% due 11/23/17 §	1,495,910	1,477,674
Getty Images Inc 5.260% due 11/07/16 §	2,894,356	2,901,132
Landry’s Inc Term B 6.500% due 04/24/18 §	1,995,000	2,002,481

	Principal Amount	Value
Las Vegas Sands LLC (Extended) (Delayed Draw Term Loan) 2.850% due 11/23/16 §	$423,824	$412,698
Term B (Extended)
2.850% due 11/23/16 §	2,108,734	2,050,366
Michaels Stores Inc Term B2 5.000% due 07/29/16 §	2,048,108	2,044,267
The Gymboree Corp (Initial Term Loan) 5.000% due 02/23/18 §	1,936,835	1,837,918
The Neiman Marcus Group Inc (Extended) 4.750% due 05/16/18 §	2,000,000	1,981,656
Univision Communications Inc (Extended) 4.495% due 03/31/17 §	2,971,433	2,807,077
Visant Holding Corp Term B 5.250% due 12/22/16 §	1,500,000	1,455,000
Wendy’s International Inc Term B 0.500% due 05/15/19 §	1,112,345	1,106,552

		31,147,438

Consumer Staples - 0.0%
Del Monte Foods Co 4.500% due 03/08/18 §	958,759	945,576

Financials - 0.2%
First Data Corp Term B (Extended) 4.245% due 03/23/18 §	3,257,313	3,000,545
Term B2 (Non-Extended)
2.995% due 09/24/14 §	3,950,601	3,799,676

		6,800,221

Health Care - 0.2%
Capsugel Holdings U.S. Inc (Non-Extended) 5.250% due 08/01/18 §	1,423,533	1,428,427
Community Health Systems Inc 2.577% due 07/25/14 §	2,138,457	2,111,125
Hanger Orthopedic Group Inc Term C 4.010% due 12/01/16 §	1,481,407	1,468,445
HCA Inc Term B 2.495% due 11/18/13 §	1,281,282	1,276,344
MedAssets Inc 5.250% due 11/16/16 §	1,733,780	1,738,114
RPI Finance Trust Tranche 2 4.000% due 05/09/18 §	988,410	981,409

		9,003,864

Industrials - 0.3%
BakerCorp International Inc (Acquisition) due 06/01/18 µ	1,000,000	997,500
FGI Operating Company LLC 5.500% due 04/19/19 §	2,000,000	2,007,500
Nielsen Finance LLC Term C 3.491% due 05/02/16 §	3,391,349	3,376,088
Schaeffler AG Term C2 (Germany) due 01/27/17 µ	2,000,000	2,003,112
The Hertz Corp Term B 3.750% due 03/09/18 §	997,475	987,500

		9,371,700

Information Technology - 0.1%
Freescale Semiconductor Inc Term B (Extended) 4.489% due 12/01/16 §	2,907,046	2,755,880

Materials - 0.1%
Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	2,000,000	1,991,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 0.1%
Level 3 Financing Inc Tranche A 2.654% due 03/13/14 §	$2,500,000	$2,456,510
Telesat LLC Term B (Canada) 4.250% due 03/28/19 §	1,500,000	1,486,875

		3,943,385

Utilities - 0.1%
Equipower Resources Holdings LLC (1st Lien) due 12/28/18 µ	1,250,000	1,253,125
GenOn Energy Inc Term B 6.000% due 12/01/17 §	984,962	977,268
Texas Competitive Electric Holdings Co LLC (Extended) 4.741% due 10/10/17 §	3,335,654	2,001,072

		4,231,465

Total Senior Loan Notes (Cost $70,916,376)		70,190,779

MORTGAGE-BACKED SECURITIES - 39.4%
Collateralized Mortgage Obligations - Commercial - 1.6%
Banc of America Commercial Mortgage Inc 4.727% due 07/10/43 "	544,000	566,911
5.421% due 09/10/45 " §	1,119,000	1,211,938
5.727% due 05/10/45 " §	6,780,000	7,765,731
Bear Stearns Commercial Mortgage Securities 5.901% due 09/11/38 " §	6,625,000	7,559,542
Commercial Mortgage Pass-Through Certificates 5.749% due 06/10/46 " §	5,000,000	5,651,730
DBUBS Mortgage Trust 1.638% due 08/10/44 " § ~	13,489,817	714,475
GE Capital Commercial Mortgage Corp 5.543% due 12/10/49 "	2,240,000	2,458,652
Greenwich Capital Commercial Funding Corp 6.071% due 07/10/38 " §	2,041,000	2,138,754
GS Mortgage Securities Corp II 1.936% due 08/10/44 " § ~	5,804,762	523,024
JPMorgan Chase Commercial Mortgage Securities Corp 5.336% due 05/15/47 "	6,455,000	7,170,727
5.440% due 05/15/45 "	972,000	1,046,938
LB-UBS Commercial Mortgage Trust 5.424% due 02/15/40 "	235,000	266,572
5.858% due 07/15/40 " §	1,830,000	2,100,009
5.866% due 09/15/45 " §	370,000	426,217
6.067% due 06/15/38 " §	1,575,000	1,805,730
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.362% due 09/15/21 " § ~	444,994	439,370
Merrill Lynch Mortgage Trust 5.848% due 05/12/39 " §	180,000	205,337
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.378% due 08/12/48 "	7,000,000	7,605,220
5.485% due 03/12/51 " §	2,150,000	2,350,132
Wachovia Bank Commercial Mortgage Trust 5.308% due 11/15/48 "	1,037,000	1,173,671
WF-RBS Commercial Mortgage Trust 1.346% due 02/15/44 " § ~	16,414,838	865,727
1.614% due 06/15/45 " § ~	3,280,000	354,582

		54,400,989

Collateralized Mortgage Obligations - Residential - 12.6%
Adjustable Rate Mortgage Trust 0.495% due 03/25/36 " §	939,845	473,662
2.856% due 07/25/35 " §	1,214,242	904,422
2.895% due 10/25/35 " §	10,260,000	6,964,190

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust 2.749% due 10/25/36 " §	$630,995	$403,744
Bear Stearns Alt-A Trust 2.950% due 05/25/35 " §	2,432,930	2,120,041
Chevy Chase Mortgage Funding Corp 0.425% due 08/25/47 " § ~	1,484,545	648,643
0.445% due 01/25/36 " § ~	18,556	11,690
0.475% due 07/25/36 " § ~	237,290	144,085
0.535% due 10/25/35 " § ~	51,937	35,756
0.545% due 08/25/35 " § ~	23,888	16,564
Citigroup Mortgage Loan Trust Inc 2.520% due 02/25/36 " § ~	3,404,332	3,332,533
2.838% due 04/25/37 " §	3,054,626	2,065,564
6.500% due 10/25/36 " ~	4,917,093	3,292,075
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 "	8,602,361	6,224,217
Countrywide Alternative Loan Trust 6.000% due 03/25/27 "	808,981	660,374
6.500% due 09/25/34 "	1,874,746	1,847,601
6.500% due 09/25/36 "	4,133,967	2,916,412
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	4,944,435	4,666,496
Fannie Mae 0.000% due 03/25/42 "	800,000	760,478
0.595% due 05/25/34 " §	2,809,529	2,815,661
4.000% due 04/25/40 - 07/25/40 "	37,500,000	41,077,618
5.500% due 04/25/42 "	17,000,000	19,327,198
6.000% due 05/25/42 "	7,900,000	8,992,830
6.500% due 06/25/39 - 07/25/42 "	20,000,000	23,422,274
Fannie Mae (IO) 3.000% due 11/25/26 - 04/25/27 "	18,212,014	1,882,175
3.500% due 11/25/41 "	7,800,000	1,321,125
4.000% due 11/25/39 "	3,800,000	446,500
4.500% due 11/25/39 "	2,800,000	350,000
4.755% due 04/25/40 " §	16,261,146	1,632,414
5.000% due 01/25/38 - 01/25/39 "	6,372,160	850,651
5.000% due 01/25/39 " §	2,112,726	281,219
5.500% due 01/25/39 " §	1,954,044	235,433
5.705% due 09/25/41 " §	12,770,666	1,985,441
5.755% due 12/25/40 - 06/25/42 " §	15,125,949	2,795,391
5.915% due 12/25/39 " §	3,267,145	397,547
6.000% due 01/25/38 - 07/25/38 "	8,946,863	1,234,426
6.185% due 05/25/41 " §	2,046,485	429,941
6.255% due 10/25/40 - 06/25/42 " §	8,865,111	1,569,458
6.285% due 12/25/40 - 01/25/41 " §	8,606,928	1,398,551
6.300% due 07/25/42 " §	2,400,000	497,891
6.305% due 03/25/39 " §	6,483,061	1,528,563
6.400% due 03/25/42 " §	1,800,000	398,356
6.405% due 03/25/42 " §	6,100,000	1,474,970
6.435% due 07/25/41 " §	8,240,029	1,285,886
Freddie Mac 0.592% due 04/15/33 " §	1,772,044	1,773,408
1.242% due 02/15/32 " §	377,779	385,214
4.000% due 12/15/39 "	10,346,417	11,251,375
5.000% due 02/15/30 - 10/15/34 "	17,173,897	19,624,916
5.500% due 07/15/34 "	9,434,319	11,288,593
5.750% due 06/15/42 " §	9,200,000	2,335,938
5.808% due 08/15/39 " §	6,178,846	977,066
6.000% due 05/15/36 "	9,210,909	10,839,372
Freddie Mac (IO) 5.710% due 06/15/42 " §	1,200,000	273,678
5.807% due 04/15/39 " §	19,100,000	4,072,750
5.988% due 01/15/40 " §	1,512,905	216,775
6.000% due 01/15/41 "	4,755,923	797,488
6.958% due 08/15/35 " §	1,719,232	260,757
Freddie Mac Multifamily Structured Pass-Through (IO) 1.222% due 01/25/20 " §	11,478,794	704,660
1.403% due 06/25/46 " §	11,118,599	947,004
1.405% due 04/25/20 " §	34,298,977	2,378,343

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
1.449% due 04/25/21 " §	$10,066,439	$855,134
1.608% due 12/25/21 " §	7,244,898	725,743
1.678% due 08/25/20 " §	13,032,480	1,109,116
1.727% due 02/25/18 " §	32,683,002	2,379,159
1.741% due 10/25/21 " §	6,130,727	673,558
1.836% due 06/25/20 " §	34,053,223	3,293,355
1.846% due 07/25/21 " §	15,158,399	1,724,783
2.165% due 08/25/18 " §	7,011,640	711,050
2.257% due 05/25/18 " §	24,102,887	2,471,269
Government National Mortgage Association 0.589% due 08/20/58 " §	24,348,401	24,239,272
0.739% due 03/20/61 " §	3,559,944	3,567,166
1.239% due 05/20/60 " §	951,386	972,860
4.500% due 07/20/39 - 10/20/39 "	18,800,000	21,420,021
5.000% due 07/20/39 - 04/16/40 "	10,600,000	12,249,896
Government National Mortgage Association (IO)
3.500% due 04/20/27 "	6,700,000	887,024
5.000% due 11/20/36 "	5,750,150	602,265
5.456% due 03/20/40 " §	231,831	36,997
5.506% due 03/20/40 " §	16,100,226	2,547,779
5.756% due 09/20/40 - 03/20/41 " §	15,412,549	2,394,683
5.757% due 02/16/40 - 03/16/41 " §	3,247,012	571,011
5.887% due 02/16/36 " §	7,735,830	1,000,058
5.936% due 09/20/40 " §	3,018,350	454,340
5.956% due 05/20/37 " §	7,538,715	1,134,359
6.006% due 02/20/40 " §	77,914	14,267
6.236% due 04/20/40 " §	965,788	160,640
6.256% due 03/20/39 - 05/20/40 " §	10,027,688	1,632,874
6.306% due 11/20/38 - 12/20/38 " §	3,029,586	446,956
6.307% due 04/16/34 " §	2,217,136	156,698
6.386% due 11/20/38 " §	1,895,442	254,678
6.406% due 01/20/40 " §	1,575,314	242,335
6.456% due 06/20/35 " §	2,712,904	331,693
6.457% due 12/16/36 " §	3,916,419	573,808
GSMPS Mortgage Loan Trust 0.595% due 03/25/35 " § ~	2,060,016	1,713,070
0.595% due 09/25/35 " § ~	6,075,057	4,784,299
GSR Mortgage Loan Trust 2.792% due 07/25/35 " §	1,000,000	739,002
3.044% due 05/25/35 " §	1,401,959	1,034,090
GSR Mortgage Loan Trust (IO) 6.305% due 10/25/36 " §	4,238,383	754,924
Homestar Mortgage Acceptance Corp 0.795% due 01/25/35 " §	2,395,823	2,304,602
IndyMac Index Mortgage Loan Trust 0.485% due 06/25/37 " §	5,194,459	3,473,784
0.505% due 06/25/35 " §	3,900,153	2,545,033
JPMorgan Mortgage Trust 2.773% due 08/25/35 " §	2,400,000	1,887,571
Lehman Mortgage Trust 6.000% due 05/25/37 "	1,510,917	1,325,455
MASTR Adjustable Rate Mortgages Trust 2.634% due 04/21/34 " §	6,091,564	6,053,571
MASTR Reperforming Loan Trust 0.605% due 07/25/35 " § ~	8,187,851	6,370,410
7.000% due 08/25/34 " ~	2,821,473	2,872,749
Merrill Lynch Mortgage Investors Inc 2.575% due 06/25/35 " §	4,000,000	3,023,030
Morgan Stanley Mortgage Loan Trust 0.525% due 02/25/36 " §	6,914,790	3,718,653
2.883% due 07/25/35 " §	3,262,621	2,149,679
2.993% due 07/25/34 " §	1,667,797	1,545,474
Nomura Asset Acceptance Corp 6.500% due 02/25/35 " ~	3,843,636	3,921,381
RAAC Series 6.000% due 09/25/34 "	2,137,391	2,169,771
RBSSP Resecuritization Trust 3.340% due 12/26/35 " § ~	2,047,410	2,028,033

	Principal Amount	Value
Residential Asset Securitization Trust 0.745% due 07/25/36 " §	$1,190,997	$568,102
6.000% due 08/25/36 "	3,221,452	2,370,035
Structured Adjustable Rate Mortgage Loan Trust 0.545% due 08/25/37 " §	1,728,161	1,020,043
2.804% due 05/25/34 " §	2,444,088	2,364,318
5.378% due 05/25/36 " §	5,971,067	4,559,919
5.434% due 05/25/36 " §	8,397,780	6,561,295
Wachovia Mortgage Loan Trust LLC 0.325% due 01/25/37 " §	758,641	408,712
0.425% due 01/25/37 " §	1,760,046	955,620
Washington Mutual Alternative Mortgage Pass-Through Certificates 0.475% due 12/25/36 " §	2,225,225	1,345,109
6.000% due 07/25/36 "	1,614,829	909,200
Washington Mutual Mortgage Pass-Through Certificates 0.535% due 10/25/45 " §	5,940,846	4,787,704
0.565% due 08/25/45 " §	7,575,960	6,229,693
0.738% due 07/25/44 " §	845,266	642,382
2.453% due 02/25/33 " §	1,819,046	1,758,250
2.455% due 09/25/33 " §	665,655	671,108
2.467% due 10/25/33 " §	6,278,087	6,296,375
5.238% due 07/25/37 " §	10,693,295	8,636,215
5.711% due 10/25/36 " §	2,792,065	2,037,497
Wells Fargo Mortgage Loan Trust 2.773% due 08/27/35 " §	5,753,159	5,562,402
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/37 "	6,117,402	5,598,716
6.000% due 08/25/37 "	4,530,630	4,274,953

		435,054,479

Fannie Mae - 10.6%
2.500% due 07/01/27 "	48,900,000	50,428,125
3.000% due 07/01/27 - 07/01/42 "	90,600,000	94,541,530
3.500% due 07/01/42 "	6,300,000	6,624,844
4.000% due 10/01/41 - 07/01/42 "	99,849,684	106,455,228
4.500% due 04/01/23 - 11/01/41 "	35,640,275	38,599,568
5.000% due 07/01/33 - 06/01/41 "	22,512,370	24,710,154
5.500% due 01/01/37 - 07/01/42 "	22,270,261	24,355,751
6.500% due 07/01/42 "	7,900,000	8,891,205
7.000% due 02/01/39 "	9,288,781	10,819,222

		365,425,627

Freddie Mac - 6.0%
2.500% due 07/01/27 "	35,900,000	36,932,125
2.724% due 11/01/36 " §	1,081,285	1,160,284
3.500% due 07/01/27 - 07/01/42 "	14,700,000	15,430,688
4.000% due 10/01/25 - 07/01/42 "	46,090,220	48,814,672
4.500% due 09/01/40 "	11,771,970	12,597,911
5.000% due 12/01/35 - 03/01/38 "	27,050,310	29,106,968
5.356% due 06/01/37 " §	393,756	426,393
5.427% due 07/01/37 " §	731,111	791,884
5.458% due 06/01/37 " §	3,097,224	3,354,248
5.500% due 08/01/37 - 07/01/42 "	14,971,722	16,291,831
5.568% due 06/01/37 " §	318,991	345,818
6.000% due 11/01/39 "	35,425,393	38,995,187
6.012% due 01/01/37 " §	229,619	247,878
6.500% due 09/01/39 "	2,245,070	2,533,167

		207,029,054

Government National Mortgage Association - 8.6%
0.869% due 08/20/60 " §	1,172,462	1,157,513
3.000% due 07/01/42 "	10,300,000	10,695,907
3.500% due 07/01/42 - 07/01/42 "	39,300,000	42,028,108
4.000% due 07/01/42 "	11,200,000	12,236,000
4.500% due 01/20/40 - 07/01/42 "	67,624,007	74,575,479

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
5.000% due 10/20/39 - 07/01/42 "	$81,548,607	$90,304,094
5.500% due 07/01/42 "	6,600,000	7,327,031
6.000% due 06/20/35 - 07/01/42 "	47,684,388	53,528,468
6.500% due 10/20/37 "	3,464,901	3,968,240

		295,820,840

Total Mortgage-Backed Securities (Cost $1,340,904,337)		1,357,730,989

ASSET-BACKED SECURITIES - 3.4%
ACE Securities Corp 1.025% due 04/25/34 " §	2,722,806	2,253,083
Aegis Asset-Backed Securities Trust 1.265% due 04/25/34 " §	2,212,558	1,653,619
Ameriquest Mortgage Securities Inc 0.590% due 04/25/34 " §	2,492,632	2,082,026
Argent Securities Inc 1.145% due 10/25/34 " §	6,950,000	5,179,637
Asset-Backed Securities Corp Home Equity 0.665% due 05/25/35 " §	41,818	41,712
0.775% due 06/25/34 " §	2,677,572	2,444,306
Avis Budget Rental Car Funding AESOP LLC 2.802% due 05/20/18 " ~	2,125,000	2,194,703
3.150% due 03/20/17 " ~	2,210,000	2,321,565
4.640% due 05/20/16 " ~	1,890,000	2,044,832
Bear Stearns Asset-Backed Securities Trust 0.815% due 09/25/34 " §	1,633,047	1,420,880
Citigroup Mortgage Loan Trust Inc 0.315% due 05/25/37 " §	1,439,245	1,184,976
0.395% due 08/25/36 " §	946,771	750,149
0.675% due 07/25/35 " §	1,455,000	1,260,506
Countrywide Asset-Backed Certificates 0.305% due 11/25/37 " §	2,370,554	2,334,795
Countrywide Home Equity Loan Trust 0.392% due 11/15/36 " §	292,117	214,253
Credit-Based Asset Servicing & Securitization LLC 1.025% due 07/25/33 " §	1,634,812	1,212,932
Education Funding Capital Trust I 2.430% due 12/15/42 " §	4,450,000	4,195,740
EFS Volunteer No 2 LLC 1.590% due 03/25/36 " § ~	5,100,000	5,114,856
EFS Volunteer No 3 LLC 1.245% due 04/25/33 " § ~	4,300,000	4,031,971
Greenpoint Manufactured Housing 2.985% due 03/18/29 " §	2,725,000	2,153,105
3.641% due 06/19/29 " §	1,175,000	956,525
3.739% due 02/20/32 " §	1,975,000	1,504,564
3.739% due 03/13/32 " §	2,850,000	2,294,629
3.740% due 02/20/30 " §	1,200,000	927,069
7.270% due 06/15/29 "	4,720,000	4,347,597
GSAA Trust 0.405% due 07/25/36 " §	2,965,618	1,289,368
GSAMP Trust 0.795% due 03/25/34 " §	4,569,744	4,496,194
Hertz Vehicle Financing LLC 5.290% due 03/25/16 "	3,380,000	3,712,790
Home Equity Asset Trust 0.675% due 02/25/36 " § r	2,000,000	1,049,200
KeyCorp Student Loan Trust 0.726% due 10/25/32 " §	2,490,112	2,301,140
Nelnet Student Loan Trust 0.626% due 01/25/37 " §	1,300,000	1,234,682
1.090% due 02/25/39 " §	3,650,000	3,196,491
NorthStar Education Finance Inc 0.566% due 01/29/46 " §	2,500,000	2,064,618
Novastar Home Equity Loan 1.305% due 12/25/33 " §	2,266,574	1,894,647

	Principal Amount	Value
Origen Manufactured Housing 3.739% due 04/15/37 " §	$11,841,910	$6,653,557
3.739% due 10/15/37 " §	12,100,000	8,108,393
PAMCO CLO 7.910% due 08/06/12 "	2,426,930	712,891
Residential Asset Mortgage Products Inc 0.655% due 11/25/35 " § r	2,000,000	1,616,258
5.350% due 02/25/33 " §	2,671,203	2,117,767
Residential Asset Securities Corp 0.395% due 06/25/36 " §	3,561,008	3,318,863
0.655% due 11/25/35 " § r	3,820,000	2,233,804
Saxon Asset Securities Trust 0.935% due 05/25/35 " §	2,904,228	2,058,527
SLM Student Loan Trust 0.576% due 01/25/27 " §	4,100,000	3,881,026
0.586% due 01/25/27 " §	3,950,000	3,737,089
0.758% due 12/15/25 " § ~	3,150,000	3,032,073
Structured Asset Investment Loan Trust 1.245% due 10/25/33 " §	1,200,000	984,916
Structured Asset Securities Corp 3.450% due 02/25/32 "	3,600,630	3,262,309

Total Asset-Backed Securities (Cost $123,713,548)		117,076,633

U.S. GOVERNMENT AGENCY ISSUES - 2.3%
Fannie Mae 0.000% due 10/09/19	8,290,000	6,736,504
1.125% due 04/27/17	15,480,000	15,650,930
6.625% due 11/15/30	7,460,000	11,367,697
Farmer Mac Guaranteed Notes Trust 5.125% due 04/19/17 ~	8,400,000	9,895,838
Financing Corp Strips 0.000% due 11/02/18	12,210,000	11,121,430
0.000% due 12/06/18	5,350,000	4,768,723
0.000% due 12/27/18	10,969,000	9,948,422
0.000% due 03/07/19	1,890,000	1,704,262
0.000% due 09/26/19	5,315,000	4,713,868
Tennessee Valley Authority 5.250% due 09/15/39	1,990,000	2,608,908

Total U.S. Government Agency Issues (Cost $70,067,239)		78,516,582

U.S. TREASURY OBLIGATIONS - 9.0%
U.S. Treasury Bonds - 4.8%
3.000% due 05/15/42	29,390,000	30,854,915
3.125% due 11/15/41	60,220,000	64,858,807
3.125% due 02/15/42	54,260,000	58,397,325
4.375% due 05/15/41	9,420,000	12,602,198

		166,713,245

U.S. Treasury Inflation Protected Securities - 0.8%
2.500% due 01/15/29 ^	13,008,617	18,100,268
3.875% due 04/15/29 ^	5,751,781	9,321,479

		27,421,747

U.S. Treasury Notes - 3.4%
0.375% due 03/15/15	5,230,000	5,228,368
0.375% due 04/15/15	2,140,000	2,139,165
0.500% due 05/31/13	130,000	130,320
0.625% due 05/31/17	3,330,000	3,316,733
1.000% due 09/30/16	1,710,000	1,737,521
1.000% due 06/30/19	14,980,000	14,872,339
1.125% due 05/31/19	380,000	380,891
1.250% due 04/30/19	19,100,000	19,325,323
1.500% due 03/31/19	31,120,000	32,019,555

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
1.875% due 02/28/14	$4,410,000	$4,524,214
2.000% due 11/15/21	31,110,000	32,283,936

		115,958,365

Total U.S. Treasury Obligations (Cost $292,152,273)		310,093,357

FOREIGN GOVERNMENT BONDS & NOTES - 2.8%
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/14	BRL 4,518,000	2,311,338
10.000% due 01/01/17	62,889,000	32,151,762
Malaysia Government Bond (Malaysia)
3.835% due 08/12/15	MYR 25,480,000	8,206,871
4.262% due 09/15/16	5,325,000	1,750,871
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 246,600,000	20,066,574
8.000% due 06/11/20	341,768,000	30,384,371
10.000% due 12/05/24	14,760,000	1,553,108

Total Foreign Government Bonds & Notes (Cost $97,826,086)		96,424,895

MUNICIPAL BONDS - 1.2%
American Municipal Power Inc OH 6.270% due 02/15/50	$440,000	506,713
Cook County IL ‘D’ 6.229% due 11/15/34	480,000	529,272
Los Angeles Department of Water & Power CA 6.574% due 07/01/45	2,020,000	2,911,830
Municipal Electric Authority GA 6.655% due 04/01/57	760,000	871,842
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	1,320,000	1,532,784
Pennsylvania Higher Education Assistance Agency
0.245% due 05/01/46 §	750,000	693,887
0.256% due 05/01/46 §	16,925,000	15,666,711
0.470% due 05/01/46 §	2,025,000	1,873,670
San Francisco City & County Public Utilities Commission CA 6.000% due 11/01/40	1,150,000	1,445,101
Santa Clara Valley Transportation Authority CA 5.876% due 04/01/32	3,130,000	3,847,803
State of California 7.300% due 10/01/39	2,100,000	2,609,103
State of Illinois
5.665% due 03/01/18	380,000	422,005
5.877% due 03/01/19	2,600,000	2,885,740
Student Loan Funding Corp OH ‘A’ 0.350% due 09/01/47 §	3,600,000	3,471,635
University of California 4.858% due 05/15/12	2,680,000	2,751,690

Total Municipal Bonds (Cost $38,675,166)		42,019,786

PURCHASED OPTIONS - 0.0%
(See Note (i) in Notes to Schedule of Investments) (Cost $2,096,928)		760,789

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 17.2%
U.S. Government Agency Issues - 10.8%
Fannie Mae
0.101% due 08/28/12	$35,000,000	$34,994,361
0.102% due 10/15/12	100,000,000	99,976,700
Freddie Mac
0.102% due 08/21/12	36,990,000	36,984,760
0.122% due 09/11/12	100,000,000	99,986,200
0.122% due 10/11/12	100,000,000	99,977,600

		371,919,621

Repurchase Agreements - 6.4%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $69,025,065; collateralized by Federal Home Loan Bank: 0.190% due 03/25/13 and value $60,405,000; and U.S. Treasury Notes: 1.500% due 06/30/16 and value $10,002,788)	69,025,007	69,025,007
The Royal Bank of Scotland Group PLC 0.150% due 07/02/12 (Dated 06/29/12, repurchase price of $150,201,878; collateralized by Freddie Mac: 5.250% due 04/18/16 and value $153,267,188)	150,200,000	150,200,000

		219,225,007

Total Short-Term Investments (Cost $591,116,684)		591,144,628

TOTAL INVESTMENTS - 110.5% (Cost $3,682,609,598)		3,805,251,428

OTHER ASSETS & LIABILITIES, NET - (10.5%)		(362,895,265)

NET ASSETS - 100.0%		$3,442,356,163

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	39.4%
Corporate Bonds & Notes	33.1%
Short-Term Investments	17.2%
U.S. Treasury Obligations	9.0%
Asset-Backed Securities	3.4%
Foreign Government Bonds & Notes	2.8%
U.S. Government Agency Issues	2.3%
Senior Loan Notes	2.0%
Municipal Bonds	1.2%
Equity Securities	0.1%

	110.5%
Other Assets & Liabilities, Net	(10.5%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(b)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	2.5%
A-1 (Short-Term Debt only)	5.8%
AA/U.S. Government & Agency Issues	54.1%
A	15.3%
BBB	9.1%
BB	5.2%
B	2.7%
CCC	0.4%
CC	1.4%
D	1.1%
Not Rated	2.4%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	As of June 30, 2012, 0.2% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $881,005 or less than 0.1% of the net assets as of June 30, 2012, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Wendy’s International Inc (Delayed Draw Term Loan)	$881,005	$883,032	$2,027

(f)	As of June 30, 2012, $203,011 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(g)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (09/12)	1	$200,000	($113)
U.S. Treasury 30-Year Bonds (09/12)	375	37,500,000	870,016

			869,903

Short Futures Outstanding
U.S. Treasury 5-Year Notes (09/12)	196	19,600,000	(6,364)
U.S. Treasury 10-Year Notes (09/12)	1,713	171,300,000	(1,265,887)
U.S. Treasury 30-Year Bonds (09/12)	733	73,300,000	(713,812)

			(1,986,063)

Total Futures Contracts			($1,116,160)

(h)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Buy	CAD	31,287,000	08/12	CIT	($611,810)
Sell	CAD	31,287,000	08/12	CIT	164,660
Sell	EUR	57,668,240	08/12	CIT	2,096,518
Sell	EUR	20,612,000	08/12	MSC	1,025,368
Buy	JPY	1,083,500,000	08/12	CIT	(13,606)
Sell	JPY	1,083,500,000	08/12	JPM	(2,366)

Total Forward Foreign Currency Contracts					$2,658,764

(i)	Purchased options outstanding as of June 30, 2012 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (2)	Cost	Value (3)
Put - OTC Dow Jones CDX HY18 5Y Index	0.930%	07/18/12	BOA	$36,670,000	$793,190	$102,940
Put - OTC Dow Jones CDX HY18 5Y Index	0.920%	09/19/12	BOA	8,291,000	265,312	117,430

					$1,058,502	$220,370

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - CME 10-Year U.S. Treasury Note Futures (09/12)	$133.00	08/24/12	MER	337	$206,455	$410,719

Put - CME Eurodollar Midcurve 2-Year Futures (09/12)	99.00	09/14/12	ADV	304	118,788	15,200
Put - CME Eurodollar Midcurve 2-Year Futures (12/12)	98.75	12/14/12	MER	1,145	713,183	114,500

					831,971	129,700

					$1,038,426	$540,419

Total Purchased Options					$2,096,928	$760,789

(j)	Transactions in written options for the period ended June 30, 2012 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2011	238	-	$82,527
Call Options Written	1,310	58,334,000	627,790
Put Options Written	2,634	213,192,200	3,829,408
Call Options Expired	(147)	-	(33,632)
Put Options Expired	(486)	-	(287,608)
Call Options Closed	(1,060)	(58,334,000)	(542,993)
Put Options Closed	(937)	(168,231,200)	(2,812,897)

Outstanding, June 30, 2012	1,552	44,961,000	$862,595

(k)	Premiums received and value of written options outstanding as of June 30, 2012 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (2)	Premium	Value (3)
Put - OTC Dow Jones CDX HY18 5Y Index	0.880%	07/18/12	BOA	$36,670,000	$244,893	($11,980)
Put - OTC Dow Jones CDX HY18 5Y Index	0.870%	09/19/12	BOA	8,291,000	123,121	(44,366)

					$368,014	($56,346)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - CME 10-Year U.S. Treasury Note Futures (09/12)	$136.00	08/24/12	MER	103	$51,165	($19,312)

Put - CME Eurodollar Midcurve 2-Year Futures (09/12)	98.75	09/14/12	ADV	304	75,012	(5,700)
Put - CME Eurodollar Midcurve 2-Year Futures (12/12)	98.25	12/14/12	MER	1,145	368,404	(42,938)

					443,416	(48,638)

					$494,581	($67,950)

Total Written Options					$862,595	($124,296)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(l)	Swap agreements outstanding as of June 30, 2012 were as follows:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX 1 2006-1	0.100%	10/12/52	CSF	$15,343,000	$552,135	$652,327	($100,192)
CMBX 1 2006-1	0.100%	10/12/52	GSC	2,104,000	75,715	86,790	(11,075)
CMBX 1 2006-1	0.100%	10/12/52	JPM	4,000,000	143,944	135,000	8,944
CMBX 1 2006-1	0.100%	10/12/52	MSC	6,987,000	251,435	270,746	(19,311)

					$1,023,229	$1,144,863	($121,634)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX 2 2006-2	0.070%	03/15/49	BOA	$4,991,000	($255,740)	($293,221)	$37,481
CMBX 2 2006-2	0.070%	03/15/49	CSF	2,729,000	(139,835)	(160,329)	20,494
CMBX 2 2006-2	0.070%	03/15/49	MSC	1,620,000	(83,009)	(89,100)	6,091
CMBX 3 2007-1	0.080%	12/13/49	JPM	3,145,000	(239,771)	(243,738)	3,967
CMBX 4 2007-2	0.350%	02/17/51	CSF	1,600,000	(139,256)	(130,000)	(9,256)
CMBX NA AM 1	0.500%	10/12/52	CSF	607,000	(48,392)	(56,337)	7,945
CMBX NA AM 1	0.500%	10/12/52	GSC	1,572,000	(125,323)	(145,410)	20,087

					($1,031,326)	($1,118,135)	$86,809

Total Credit Default Swaps					($8,097)	$26,728	($34,825)

Total Swap Agreements					($8,097)	$26,728	($34,825)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(m)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,674,241	$1,674,241	$-	$-
	Corporate Bonds & Notes	1,139,618,749	-	1,132,121,052	7,497,697
	Senior Loan Notes	70,190,779	-	70,190,779	-
	Mortgage-Backed Securities	1,357,730,989	-	1,340,646,975	17,084,014
	Asset-Backed Securities	117,076,633	-	116,363,742	712,891
	U.S. Government Agency Issues	78,516,582	-	78,516,582	-
	U.S. Treasury Obligations	310,093,357	-	310,093,357	-
	Foreign Government Bonds & Notes	96,424,895	-	96,424,895	-
	Municipal Bonds	42,019,786	-	42,019,786	-
	Short-Term Investments	591,144,628	-	591,144,628	-
	Unfunded Loan Commitment	883,032	-	883,032	-
	Derivatives:
	Credit Contracts
	Purchased Options	220,370	-	220,370	-
	Swaps	1,023,229	-	1,023,229	-

	Total Credit Contracts	1,243,599	-	1,243,599	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,286,546	-	3,286,546	-
	Interest Rate Contracts
	Futures	870,016	870,016	-	-
	Purchased Options	540,419	540,419	-	-

	Total Interest Rate Contracts	1,410,435	1,410,435	-	-

	Total Assets - Derivatives	5,940,580	1,410,435	4,530,145	-

	Total Assets	3,811,314,251	3,084,676	3,782,934,973	25,294,602

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(56,346)	-	(56,346)	-
	Swaps	(1,031,326)	-	(1,031,326)	-

	Total Credit Contracts	(1,087,672)	-	(1,087,672)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(627,782)	-	(627,782)	-
	Interest Rate Contracts
	Futures	(1,986,176)	(1,986,176)	-	-
	Written Options	(67,950)	(67,950)	-	-

	Total Interest Rate Contracts	(2,054,126)	(2,054,126)	-	-

	Total Liabilities - Derivatives	(3,769,580)	(2,054,126)	(1,715,454)	-

	Total Liabilities	(3,769,580)	(2,054,126)	(1,715,454)	-

	Total	$3,807,544,671	$1,030,550	$3,781,219,519	$25,294,602

During the period ended June 30, 2012, an investment with a total aggregate value of $865,289 was transferred from level 3 to level 2 due to valuation being updated from a single broker quoted vendor price to an evaluated vendor price. Also during the period, investments with a total aggregate value of $56,904,571 were transferred from level 3 to level 2 due to valuation being updated from a price determined by a valuation committee established under the Fund Procedures to an evaluated vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

	Corporate Bonds & Notes	Mortgage-Backed Securities	Asset-Backed Securities	Municipal Bonds	Total
Value, Beginning of Period	$3,571,807	$29,655,986	$11,656,411	$23,751,528	$68,635,732
Purchases	4,815,376	25,738,476	-	-	30,553,852
Sales (includes paydowns)	(230,670)	(10,827,113)	(3,738,566)	(2,550,000)	(17,346,349)
Accrued Discounts (Premiums)	(4,915)	(191)	10,847	30,739	36,480
Net Realized Gains (Losses)	(1,653)	(48,254)	47,665	194,964	192,722
Change in Net Unrealized Appreciation	213,041	371,547	128,765	278,672	992,025
Transfers In	-	-	-	-	-
Transfers Out	(865,289)	(27,806,437)	(7,392,231)	(21,705,903)	(57,769,860)

Value, End of Period	$7,497,697	$17,084,014	$712,891	$-	$25,294,602

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$150,682	$64,614	($86,724)	$-	$128,572

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.5%
Consumer Discretionary - 0.5%
Euramax Holdings Inc ‘A’ * ¯	947	$265,272
Metro-Goldwyn-Mayer Studios Inc * ¯	178,408	4,504,802

		4,770,074

Total Common Stocks (Cost $4,342,094)		4,770,074

	Principal Amount
CORPORATE BONDS & NOTES - 4.5%
Consumer Discretionary - 1.1%
AMC Entertainment Inc 8.750% due 06/01/19	$500,000	538,750
Cablevision Systems Corp 7.750% due 04/15/18	500,000	535,000
Caesars Entertainment Operating Co Inc 5.375% due 12/15/13	250,000	230,000
CCO Holdings LLC 7.875% due 04/30/18	1,000,000	1,092,500
Choice Hotels International Inc 5.750% due 07/01/22	30,000	31,451
Chrysler Group LLC 8.250% due 06/15/21	1,000,000	1,032,500
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17	1,000,000	1,095,000
Education Management LLC 8.750% due 06/01/14	280,000	250,600
Ford Motor Co 7.450% due 07/16/31	1,000,000	1,257,500
Laureate Education Inc 11.250% due 08/15/15 § ~	1,000,000	1,030,000
Limited Brands Inc 5.625% due 02/15/22	195,000	201,825
MGM Resorts International 5.875% due 02/27/14	500,000	515,000
7.750% due 03/15/22	210,000	217,350
National CineMedia LLC 6.000% due 04/15/22 ~	60,000	61,350
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	1,000,000	1,097,500
Regal Entertainment Group 9.125% due 08/15/18	1,000,000	1,105,000
Ruby Tuesday Inc 7.625% due 05/15/20 ~	165,000	148,088
Sally Holdings LLC 5.750% due 06/01/22	230,000	241,787
Toys R Us Inc 7.875% due 04/15/13	70,000	71,750

		10,752,951

Consumer Staples - 0.1%
Constellation Brands Inc 6.000% due 05/01/22	70,000	75,425
Pinnacle Foods Finance LLC 9.250% due 04/01/15	1,000,000	1,032,500
Reynolds Group Issuer Inc 7.875% due 08/15/19 ~	150,000	163,125
Spectrum Brands Inc 6.750% due 03/15/20 ~	120,000	124,350

		1,395,400

	Principal Amount	Value
Energy - 0.4%
Berry Petroleum Co 6.750% due 11/01/20	$1,000,000	$1,050,000
Coffeyville Resources LLC 9.000% due 04/01/15 ~	750,000	802,500
Everest Acquisition LLC 6.875% due 05/01/19 ~	185,000	193,556
9.375% due 05/01/20 ~	140,000	145,250
Halcon Resources Corp 9.750% due 07/15/20 ~	125,000	123,661
Laredo Petroleum Inc 7.375% due 05/01/22 ~	40,000	41,700
Newfield Exploration Co 5.625% due 07/01/24	160,000	163,800
OGX Austria GmbH (Austria) 8.500% due 06/01/18 ~	490,000	438,550
Oil States International Inc 6.500% due 06/01/19	785,000	820,325
Penn Virginia Resource Partners LP 8.375% due 06/01/20 ~	65,000	66,300
PetroBakken Energy Ltd (Canada) 8.625% due 02/01/20 ~	200,000	199,500
SM Energy Co 6.500% due 01/01/23 ~	85,000	85,744

		4,130,886

Financials - 0.3%
CIT Group Inc 4.750% due 02/15/15 ~	500,000	513,750
5.250% due 03/15/18	55,000	56,856
E*TRADE Financial Corp 12.500% due 11/30/17	500,000	575,625
First Data Corp 7.375% due 06/15/19 ~	140,000	143,500
General Motors Acceptance Corp 8.000% due 12/31/18	1,000,000	1,112,500
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	200,000	209,500
TransUnion Holding Co Inc 9.625% due 06/15/18 ~	170,000	184,450

		2,796,181

Health Care - 0.6%
Alere Inc 9.000% due 05/15/16	1,000,000	1,022,500
Endo Pharmaceuticals Holdings Inc 7.000% due 07/15/19	485,000	529,863
HCA Inc 7.500% due 02/15/22	835,000	912,237
Kinetic Concepts Inc 10.500% due 11/01/18 ~	250,000	263,750
12.500% due 11/01/19 ~	100,000	91,500
Multiplan Inc 9.875% due 09/01/18 ~	1,000,000	1,100,000
Pharmaceutical Product Development Inc 9.500% due 12/01/19 ~	1,000,000	1,098,750
Physio-Control International Inc 9.875% due 01/15/19 ~	100,000	107,000
USPI Finance Corp 9.000% due 04/01/20 ~	65,000	69,225
Warner Chilcott Co LLC 7.750% due 09/15/18	1,000,000	1,077,500

		6,272,325

Industrials - 0.6%
ACCO Brands Corp 6.750% due 04/30/20 ~	130,000	137,800
Aircastle Ltd (Bermuda) 6.750% due 04/15/17	55,000	55,825
7.625% due 04/15/20	505,000	515,100

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Ashtead Capital Inc 6.500% due 07/15/22	$65,000	$65,000
Avis Budget Car Rental LLC 9.625% due 03/15/18	1,000,000	1,100,000
Ceridian Corp 8.875% due 07/15/19	95,000	98,562
Covanta Holding Corp 6.375% due 10/01/22	95,000	100,951
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	714,000
International Lease Finance Corp 8.750% due 03/15/17	1,000,000	1,127,500
Meritor Inc 8.125% due 09/15/15	205,000	217,044
Nortek Inc
8.500% due 04/15/21	35,000	34,388
10.000% due 12/01/18	105,000	110,775
Transdigm Inc 7.750% due 12/15/18	895,000	986,737
UR Merger Sub Corp
7.375% due 05/15/20 ~	60,000	62,850
7.625% due 04/15/22 ~	135,000	141,750

		5,468,282

Information Technology - 0.2%
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	56,650
Equinix Inc 7.000% due 07/15/21	1,000,000	1,102,500
Lawson Software Inc 9.375% due 04/01/19 ~	165,000	176,963
SSI Investments II Ltd 11.125% due 06/01/18	100,000	112,750
SunGard Data Systems Inc 10.250% due 08/15/15	1,000,000	1,032,500

		2,481,363

Materials - 0.3%
FMG Resources August 2006 Property Ltd (Australia) 7.000% due 11/01/15 ~	45,000	46,125
8.250% due 11/01/19 ~	595,000	633,675
Ineos Finance PLC (United Kingdom) 7.500% due 05/01/20 ~	250,000	253,125
LyondellBasell Industries NV (Netherlands) 5.750% due 04/15/24 ~	200,000	215,000
Molycorp Inc 10.000% due 06/01/20 ~	195,000	194,025
New Gold Inc (Canada) 7.000% due 04/15/20 ~	45,000	46,462
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,135,000
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	30,000	30,975

		2,554,387

Telecommunication Services - 0.6%
Avaya Inc 10.125% due 11/01/15	500,000	417,500
Digicel Group Ltd (Bermuda) 8.875% due 01/15/15 ~	200,000	203,000
9.125% due 01/15/15 ~	275,000	279,125
Hughes Satelite Systems Corp 6.500% due 06/15/19	1,000,000	1,067,500
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20 ~	105,000	110,775
11.250% due 06/15/16	581,000	610,050
Intelsat Luxembourg SA (Luxembourg) 11.500% due 02/04/17	250,000	259,063

	Principal Amount	Value
Nextel Communications Inc 7.375% due 08/01/15	$200,000	$201,250
Sprint Nextel Corp 6.000% due 12/01/16	855,000	822,937
9.000% due 11/15/18 ~	100,000	112,000
9.125% due 03/01/17 ~	100,000	105,250
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	250,000	256,250
Windstream Corp 7.750% due 10/01/21	1,000,000	1,065,000

		5,509,700

Utilities - 0.3%
AmeriGas Finance LLC
6.750% due 05/20/20	120,000	122,700
7.000% due 05/20/22	150,000	154,875
Edison Mission Energy 7.500% due 06/15/13	250,000	153,750
NRG Energy Inc 8.250% due 09/01/20	1,000,000	1,040,000
The AES Corp 7.375% due 07/01/21 ~	1,000,000	1,117,500

		2,588,825

Total Corporate Bonds & Notes (Cost $41,307,252)		43,950,300

SENIOR LOAN NOTES - 94.6%
Consumer Discretionary - 32.0%
99 Cents Only Stores 5.250% due 01/11/19 §	646,754	647,563
Acosta Inc 4.750% due 03/01/18 §	1,590,088	1,582,138
(Incremental) due 03/01/18 µ	775,000	777,906
Advantage Sales & Marketing Inc Term B 5.250% due 12/18/17 §	2,388,625	2,367,725
Affinion Group Inc Term B 5.000% due 07/16/15 §	4,114,470	3,757,025
Affinity Gaming LLC Term B 5.500% due 11/09/17 §	498,750	498,750
Allied Security Holdings LLC (1st Lien) 5.250% due 02/03/17 §	715,938	715,043
Allison Transmission Inc Term B 2.750% due 08/07/14 §	5,397,767	5,343,773
Altegrity Inc 2.994% due 02/21/15 §	2,143,922	2,031,366
Tranche D 7.750% due 02/20/15 §	860,027	855,726
AMC Entertainment Inc Term B2 (Extended) 3.495% due 12/15/16 §	1,953,003	1,949,747
Term B3 4.250% due 02/22/18 §	1,243,750	1,241,573
AMC Networks Inc Term B 4.000% due 12/31/18 §	2,729,981	2,709,506
Ameristar Casinos Inc Term B 4.000% due 04/16/18 §	1,299,078	1,300,701
AMSCAN Holdings Inc Term B 6.750% due 12/04/17 §	1,989,563	1,990,185
ARAMARK Corp (Extended) (LC - 3 Facility) 3.496% due 07/26/16 §	169,638	168,154
(Extended) (Letter of Credit) 0.096% due 07/26/16 §	307,355	304,985
Term B (Extended) 3.495% due 07/26/16 §	4,673,529	4,637,506
Term C (Extended) 3.646% due 07/26/16 §	2,105,790	2,087,364

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Ascena Retail Group Inc Term B 4.750% due 06/14/18 §	$1,025,000	$1,026,922
Ascend Learning LLC Term B 6.750% due 05/23/17 §	2,275,000	2,255,806
Asurion LLC (1st Lien) 5.500% due 05/24/18 §	9,276,511	9,257,671
(2nd Lien) 9.000% due 05/24/19 §	500,000	512,813
Autoparts Holdings Ltd (1st Lien) 6.500% due 07/28/17 §	521,063	503,802
BAR/BRI Review Courses Inc Term B 6.000% due 06/16/17 §	827,688	823,549
BBHI Acquisition LLC Term B 4.500% due 12/14/17 §	1,600,625	1,588,612
Brickman Group Holdings Inc Term B 5.500% due 10/14/16 §	2,417,867	2,423,911
Burger King Corp Term B 4.500% due 10/19/16 §	6,269,802	6,251,487
Caesars Entertainment Operating Co Term B6 (Extended) 5.495% due 01/26/18 §	3,872,847	3,438,496
Catalina Marketing Corp 2.995% due 10/01/14 §	4,896,938	4,722,484
Cedar Fair LP Term B 4.000% due 12/15/17 §	1,902,873	1,901,271
Cengage Learning Acquisitions Inc 2.500% due 07/03/14 §	3,300,466	3,070,120
Cequel Communications LLC Term B 4.000% due 02/14/19 §	6,658,313	6,533,469
Charter Communications Operating LLC
Term C (Extended) 3.500% due 09/06/16 §	7,579,933	7,530,452
Term D 4.000% due 05/15/19 §	2,942,625	2,928,648
Chrysler Group LLC Term B 6.000% due 05/24/17 §	7,528,962	7,594,374
Cinedigm Digital Funding I LLC 5.250% due 04/29/16 §	743,461	742,067
Clear Channel Communications Inc Term B 3.895% due 01/28/16 §	1,476,399	1,178,121
ClubCorp Club Operations Inc Term B 6.000% due 11/30/16 §	2,293,828	2,305,297
Crown Media Holdings Inc Term B 5.750% due 07/14/18 §	612,000	610,470
Cumulus Media Inc (1st Lien) 5.750% due 09/17/18 §	5,396,340	5,396,340
Dave & Buster’s Inc 5.500% due 06/01/16 §	1,960,000	1,957,550
DineEquity Inc Term B 4.250% due 10/19/17 §	1,690,836	1,685,200
Dunkin Brands Inc Term B2 4.000% due 11/23/17 §	6,759,693	6,677,285
Education Management LLC Term C3 8.250% due 03/29/18 §	2,642,826	2,577,582
Entercom Radio LLC Term B 6.250% due 11/23/18 §	715,000	718,277
Federal-Mogul Corp Term B 2.178% due 12/29/14 §	5,586,703	5,329,480
Term C 2.178% due 12/28/15 §	2,945,576	2,809,956
FoxCo Acquisition Sub LLC Term B 4.750% due 07/14/15 §	980,896	978,438
FTD Inc 4.750% due 06/11/18 §	1,554,985	1,541,379
General Nutrition Centers Inc Term B 4.250% due 03/02/18 §	6,637,500	6,625,055
Getty Images Inc 5.260% due 11/07/16 §	2,369,359	2,374,906

	Principal Amount	Value
Go Daddy Operating Co LLC 5.500% due 12/17/18 §	$1,935,375	$1,912,151
Harbor Freight Tools USA Inc Term B 5.500% due 11/14/17 §	1,175,000	1,172,650
HHI Holdings LLC Term B 7.002% due 03/21/17 §	940,368	945,070
Instant Web Inc (Delayed Draw Term Loan) 3.620% due 08/07/14 §	206,373	163,034
Term B 3.620% due 08/07/14 §	1,979,723	1,563,981
Interactive Data Corp Term B 4.500% due 02/12/18 §	3,726,951	3,672,567
Isle of Capri Casinos Inc Term B 4.750% due 11/01/13 §	1,185,000	1,189,187
J Crew Group Inc Term B 4.750% due 03/07/18 §	4,182,750	4,126,718
Jo-Ann Stores Inc 4.750% due 03/16/18 §	3,683,726	3,646,889
Kabel Deutschland GmbH Term F (Germany) 4.250% due 02/01/19 §	1,400,000	1,388,041
Landry’s Inc Term B 6.500% due 04/24/18 §	1,596,000	1,601,985
Language Line LLC Term B 6.250% due 06/20/16 §	2,645,588	2,625,746
Las Vegas Sands LLC (Extended) (Delayed Draw Term Loan) 2.850% due 11/23/16 §	594,483	578,878
Term B (Extended) 2.850% due 11/23/16 §	2,942,086	2,860,652
Laureate Education Inc (Extended) 5.250% due 08/15/18 §	3,957,462	3,807,407
LIN Television Corp Term B 5.000% due 12/21/18 §	771,125	773,053
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	2,066,576	2,066,576
LodgeNet Entertainment Corp 6.500% due 04/04/14 §	612,351	486,819
Mediacom Broadband LLC Tranche F 4.500% due 10/23/17 §	3,920,000	3,905,300
Mediacom LLC Tranche E 4.500% due 10/23/17 §	5,882,456	5,845,691
Meritas LLC (1st Lien) 7.500% due 07/28/17 §	967,500	965,081
Michaels Stores Inc Term B3 (Extended) 5.000% due 07/29/16 §	6,480,355	6,468,204
Midcontinent Communications Term B 4.000% due 12/30/16 §	1,938,791	1,925,450
National Bedding Co LLC (Extended) (1st Lien) 4.006% due 11/28/13 §	4,405,747	4,411,254
Nelson Education Ltd (Canada) 2.961% due 07/03/14 §	2,294,056	1,975,755
Nexstar Broadcasting Inc Term B 5.000% due 09/30/16 §	987,448	987,448
NPC International Inc Term B 5.250% due 12/28/18 §	847,875	849,995
Orbitz Worldwide Inc 3.245% due 07/25/14 §	2,682,995	2,532,077
OSI Restaurant Partners LLC (Revolving Letter of Credit) 0.061% due 06/14/13 §	674,611	664,352
Term B 2.563% due 06/14/14 §	6,799,072	6,695,671
P.F. Chang’s China Bistro Inc Term B due 06/25/19 µ	475,000	477,227
Petco Animal Supplies Inc 4.500% due 11/24/17 §	3,077,348	3,057,346
Pilot Travel Centers LLC Term B 4.250% due 03/30/18 §	2,282,716	2,286,522

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Pinnacle Entertainment Inc Series A (Incremental) 4.000% due 03/19/19 §	$723,188	$722,171
Raycom TV Broadcasting Inc Term B 4.500% due 05/31/17 §	1,113,750	1,099,828
RE/MAX International Inc 5.500% due 04/15/16 §	1,764,702	1,760,290
RGIS Services LLC (Extended) 4.711% due 10/18/16 §	2,067,963	2,005,924
Term C 5.500% due 10/18/17 §	1,620,938	1,606,754
Sabre Inc (Initial Term Loan) 2.245% due 09/30/14 §	13,845,059	13,262,417
Sagittarius Restaurants LLC Term B 7.750% due 05/18/15 §	893,750	885,371
Savers Inc Term B due 06/27/19 µ	775,000	775,000
5.250% due 03/03/17 §	2,363,003	2,364,953
SeaWorld Parks & Entertainment Inc Term B 4.000% due 08/17/17 §	1,730,350	1,722,239
ServiceMaster Co 2.790% due 07/24/14 §	4,435,505	4,386,714
(Delayed Draw Term Loan) 2.750% due 07/24/14 §	441,693	436,835
Sinclair Television Group Inc Term B 4.000% due 10/28/16 §	966,773	964,759
Six Flags Theme Parks Inc Term B 4.250% due 12/20/18 §	2,775,000	2,759,876
SRAM LLC Term B 4.782% due 06/07/18 §	1,528,568	1,521,881
SymphonyIRI Group Inc Term B 5.000% due 12/01/17 §	1,064,250	1,059,594
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	8,250,000	8,074,688
The Neiman Marcus Group Inc (Extended) 4.750% due 05/16/18 §	5,400,000	5,350,471
Thomson Learning Corp Term B 6.750% due 06/06/19 §	1,700,000	1,695,750
Town Sports International Inc 7.000% due 05/11/18 §	1,173,220	1,187,885
Travelport LLC (Extended) 4.968% due 08/21/15 §	2,975,123	2,732,862
(Extended) (Delayed Draw Term Loan) 4.968% due 08/21/15 §	2,081,210	1,911,739
Tranche S 4.961% due 08/21/15 §	768,384	705,815
Univision Communications Inc (Extended) 4.495% due 03/31/17 §	7,921,983	7,483,802
Veyance Technologies Inc (Delayed Draw Term Loan) 2.500% due 07/31/14 §	246,690	239,906
(Initial Term Loan) 2.500% due 07/31/14 §	1,722,312	1,674,948
Term B (Incremental) 5.500% due 07/31/14 §	423,938	419,698
Visant Holding Corp Term B 5.250% due 12/22/16 §	2,639,624	2,560,435
VWR Funding Inc 2.745% due 06/30/14 §	2,473,848	2,442,925
Term B (Extended) 4.495% due 04/28/17 §	2,473,848	2,452,202
Warnaco Inc 3.750% due 06/15/18 §	643,500	643,500
Weather Channel Term B 4.250% due 02/13/17 §	7,923,506	7,928,458
Weight Watchers International Inc Term F 3.750% due 03/15/19 §	1,700,000	1,665,150

	Principal Amount	Value
Wendy’s International Inc Term B 4.750% due 05/15/19 §	$1,320,910	$1,314,030
Wolverine World Wide Inc Term B due 06/26/19 µ	625,000	626,953
Zuffa LLC Term B 2.250% due 06/19/15 §	2,908,763	2,821,500

		309,734,126

Consumer Staples - 6.9%
Del Monte Foods Co 4.500% due 03/08/18 §	9,275,996	9,148,451
Dole Food Co Inc Term B2 5.038% due 07/06/18 §	1,264,725	1,265,516
High Liner Foods Inc Term B (Canada) 7.000% due 12/19/17 §	845,750	847,864
JBS USA Holdings Inc 4.250% due 05/25/18 §	5,793,981	5,634,647
KIK Custom Products Inc (1st Lien) 2.490% due 06/02/14 §	3,588,008	3,260,602
(2nd Lien) 5.240% due 11/28/14 §	2,500,000	1,697,500
(Canadian Term Loan) 2.490% due 06/02/14 §	616,979	560,680
Michael Foods Group Inc 4.250% due 02/23/18 §	901,418	899,728
NBTY Inc Term B1 4.250% due 10/02/17 §	3,254,052	3,247,036
Pierre Foods Inc (1st Lien) 7.001% due 09/30/16 §	3,103,984	3,117,564
Pinnacle Foods Finance LLC Term E 4.750% due 10/17/18 §	374,063	372,426
Prestige Brands Inc 5.250% due 01/31/19 §	581,061	584,783
Reynolds Group Holdings Inc Term B 6.500% due 02/09/18 §	7,961,097	8,023,018
Term C 6.500% due 08/09/18 §	3,608,096	3,636,160
Rite Aid Corp Term B 2.000% due 06/04/14 §	5,789,689	5,677,514
Tranche 5 4.500% due 03/02/18 §	2,721,365	2,688,709
Solvest Ltd Term C2 (Bermuda) 5.023% due 07/06/18 §	2,263,196	2,264,610
Spectrum Brands Inc Term B 5.000% due 06/17/16 §	3,831,958	3,845,531
Sprouts Farmers Markets Holdings LLC (Incremental) 6.000% due 04/20/18 §	750,000	740,625
SUPERVALU Inc Term B3 4.500% due 04/28/18 §	6,048,438	5,973,522
U.S. Foodservice Inc Term B 2.750% due 07/03/14 §	958,617	929,379
Term B (Extended) 5.750% due 03/31/17 §	2,992,126	2,898,622

		67,314,487

Energy - 3.4%
Arch Coal Inc Term B 5.750% due 05/16/18 §	2,775,000	2,730,897
Buffalo Gulf Coast Terminals LLC Term B 7.500% due 10/31/17 §	744,375	745,305
Citgo Petroleum Corp Term B 8.000% due 06/24/15 §	254,643	257,189
Term C 9.000% due 06/23/17 §	5,341,000	5,407,762

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Crestwood Holdings LLC Term B 9.750% due 03/26/18 §	$1,450,000	$1,460,270
EIG Investors Corp Term B 7.750% due 04/20/18 §	1,450,000	1,442,750
Energy Transfer Equity LP Term B 3.750% due 03/24/17 §	3,375,000	3,310,514
Frac Tech International LLC Term B 6.250% due 05/06/16 §	4,558,492	4,179,253
Gibson Energy ULC Term B (Canada) 4.750% due 06/15/18 §	2,693,250	2,696,617
Invenergy LLC Term B 9.000% due 11/21/17 §	957,636	957,636
MEG Energy Corp Term B (Canada) 4.000% due 03/16/18 §	1,563,188	1,557,326
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	4,479,321	4,501,718
Sheridan Production Partners I LLC 6.500% due 04/20/17 §	1,602,875	1,606,213
Term 1-A 6.500% due 04/20/17 §	212,394	212,836
Term 1-M 6.500% due 04/20/17 §	129,731	130,002
Tervita Corporation (Incremental) (Canada) 6.500% due 10/17/14 §	1,691,500	1,695,729

		32,892,017

Financials - 5.4%
AmWINS Group Inc (1st Lien) 5.750% due 06/06/19 §	1,175,000	1,175,000
Asset Acceptance Capital Corp Term B 8.750% due 11/14/17 §	1,681,875	1,665,056
BRSP LLC Term B 7.500% due 06/04/14 §	1,547,871	1,555,611
Citco III Ltd (Cayman) 5.500% due 06/29/18 §	2,128,500	2,107,215
CNO Financial Group Inc Term B1 6.250% due 09/30/16 §	1,118,824	1,121,621
First Data Corp Term B (Extended) 4.245% due 03/23/18 §	1,634,332	1,505,501
Term B1 2.995% due 09/24/14 §	4,982,184	4,790,684
Term B3 2.995% due 09/24/14 §	1,000,000	961,797
Hamilton Lane Advisors LLC 6.500% due 02/23/18 §	938,125	938,125
Harbourvest Partners LLC Term B 6.250% due 12/16/16 §	1,300,678	1,297,426
HUB International Ltd (Extended) 4.970% due 06/13/17 §	5,699,977	5,721,352
(Extended) (Incremental) 6.750% due 12/13/17 §	3,890,250	3,912,133
iPayment Inc Term B 5.750% due 05/08/17 §	1,175,000	1,181,595
LPL Holdings Inc Term A 2.745% due 03/29/17 §	1,012,188	979,924
Term B 4.000% due 03/29/19 §	3,216,938	3,194,821
MIP Delaware LLC 5.500% due 07/12/18 §	992,482	994,963
Nuveen Investments Inc (Extended) 5.963% due 05/12/17 §	5,444,200	5,363,898
(Extended) (1st Lien) 5.963% due 05/13/17 §	2,305,800	2,269,292
(Incremental) 7.250% due 05/13/17 §	700,000	700,000

	Principal Amount	Value
Shield Finance Co SARL Term B (Luxembourg) 6.500% due 05/10/19 §	$1,150,000	$1,135,625
Trans Union LLC Term B 5.500% due 02/12/18 §	5,925,000	5,939,812
USI Holdings Corp (Incremental) 7.000% due 05/05/14 §	3,520,450	3,511,607

		52,023,058

Health Care - 14.9%
Alere Inc Term B 4.750% due 06/30/17 §	3,101,563	3,065,377
Term B1 4.750% due 06/30/17 §	746,250	737,544
Term B2 (Incremental) 4.750% due 06/30/17 §	598,500	592,515
Alliance HealthCare Services Inc Term B 7.250% due 06/01/16 §	1,830,952	1,725,672
Aptalis Pharma Inc Term B 5.500% due 02/10/17 §	1,748,375	1,700,295
Ardent Medical Services Inc Term B (Add on) 6.500% due 09/15/15 §	858,789	856,642
Aveta Inc Term MMM 8.500% due 04/04/17 §	846,328	844,917
Term NAMM 8.500% due 04/04/17 §	846,328	844,917
Bausch & Lomb Inc Term B 5.250% due 05/17/19 §	3,500,000	3,484,687
Biomet Inc Term B 3.374% due 03/25/15 §	10,756,225	10,627,000
Capsugel Holdings U.S. Inc 5.250% due 08/01/18 §	1,589,611	1,595,076
CareStream Health Inc Term B 5.000% due 02/25/17 §	1,900,280	1,823,319
Catalent Pharma Solutions (Incremental) 5.250% due 09/15/17 §	796,005	797,000
Community Health Systems Inc 2.577% due 07/25/14 §	7,708,276	7,609,756
(Extended) 3.967% due 01/25/17 §	5,611,629	5,528,767
Convatec Inc 5.750% due 12/22/16 §	847,003	843,820
DaVita Inc Term B 4.500% due 10/20/16 §	3,816,875	3,835,959
DJO Finance LLC Term B2 (Extended) 5.245% due 11/01/16 §	2,500,048	2,483,643
Term B3 6.250% due 09/15/17 §	2,094,750	2,080,349
Drumm Investors LLC 5.000% due 05/04/18 §	992,301	945,167
Emdeon Inc Term B1 5.000% due 11/02/18 §	1,022,438	1,023,556
Emergency Medical Services Corp 5.250% due 05/25/18 §	3,111,494	3,086,214
Grifols Inc Term B 4.500% due 06/01/17 §	3,836,017	3,807,646
Hanger Orthopedic Group Inc Term C 4.010% due 12/01/16 §	1,844,963	1,828,819
HCA Inc Term B2 (Extended) 3.711% due 03/31/17 §	3,000,000	2,920,983
Term B3 (Extended) 3.495% due 05/01/18 §	10,397,103	10,116,059
Health Management Associates Inc Term B 4.500% due 11/16/18 §	2,437,750	2,420,990

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
IASIS Healthcare LLC 5.000% due 05/03/18 §	$2,098,438	$2,066,961
Immucor Inc Term B 7.250% due 08/17/18 §	918,063	925,522
IMS Health Inc Term B 4.500% due 08/25/17 §	5,620,610	5,598,127
inVentiv Health Inc (Combined) 6.500% due 08/04/16 §	4,296,999	4,041,865
Term B3 (Incremental) 6.750% due 05/15/18 §	1,658,250	1,555,991
Kindred Healthcare Inc 5.250% due 06/01/18 §	1,829,013	1,745,183
Kinetic Concepts Inc Term B 7.000% due 05/04/18 §	5,895,375	5,948,433
LHP Hospital Group Inc due 06/25/18 µ	650,000	624,000
MedAssets Inc 5.250% due 11/16/16 §	1,061,940	1,064,595
Medpace Inc 6.502% due 06/16/17 §	1,077,089	1,034,005
Multiplan Inc Term B 4.750% due 08/26/17 §	5,661,466	5,590,698
MX USA Inc Term B 6.500% due 04/28/17 §	723,188	719,572
Pharmaceutical Product Development Inc Term B 6.250% due 12/05/18 §	2,537,250	2,554,376
Physiotherapy Associates Holdings Inc (1st Lien) 6.000% due 04/30/18 §	375,000	375,469
Prime Healthcare Services Inc Term B 7.500% due 04/28/15 §	2,181,196	2,170,290
Quintiles Transnational Corp Term B 5.000% due 06/08/18 §	5,445,000	5,390,550
RPI Finance Trust Tranche 2 4.000% due 05/09/18 §	2,527,014	2,509,115
Tranche 2 (Incremental) 4.000% due 11/09/18 §	1,050,000	1,043,437
Select Medical Corp Term B 5.501% due 06/01/18 §	3,762,000	3,661,679
Sheridan Holdings Inc (1st Lien) due 06/19/19 µ	1,175,000	1,163,250
The TriZetto Group Inc Term B 4.750% due 05/02/18 §	1,831,500	1,791,817
Universal Health Services Inc Term B 3.750% due 11/15/16 §	2,552,917	2,522,070
Valeant Pharmaceuticals International Inc (Canada) Series A Tranche B 4.750% due 02/13/19 §	950,000	937,888
Term B (Add on) 4.750% due 02/13/19 §	1,271,813	1,251,781
Vanguard Health Holding Co II LLC Term B 5.000% due 01/29/16 §	5,435,355	5,430,827
Warner Chilcott Co LLC Term A 3.750% due 03/17/16 §	374,000	373,143
Term B2 4.250% due 03/15/18 §	1,235,786	1,232,034
Warner Chilcott Corp Term B1 4.250% due 03/15/18 §	2,471,571	2,464,068
WC Luxco SARL Term B3 (Luxembourg) 4.250% due 03/15/18 §	1,699,205	1,694,047

		144,707,482

	Principal Amount	Value
Industrials - 10.1%
Alliant Holdings I Inc (Incremental) 8.000% due 08/21/14 §	$2,041,378	$2,060,707
Term B 3.461% due 08/21/14 §	1,645,113	1,647,129
Alpha D2 Ltd Term B (United Kingdom) 5.750% due 04/28/17 §	2,394,000	2,396,564
Armstrong World Industries Inc Term B 4.000% due 03/09/18 §	1,163,660	1,155,514
BakerCorp International Inc Term B 4.750% due 06/01/18 §	2,059,438	2,054,289
Bombardier Recreational Products Inc Term B2 (Extended) (Canada) 4.600% due 06/28/16 §	4,040,742	4,015,488
Brand Energy & Infrastructure Services Inc 2.500% due 02/07/14 §	3,061,023	2,879,274
Brock Holdings III Inc Term B 6.012% due 03/16/17 §	1,413,180	1,414,911
ClientLogic Corp (Extended) 7.219% due 01/30/17 §	2,102,207	2,033,886
Colfax Corp Term B 4.500% due 01/11/19 §	3,686,487	3,688,025
Covanta Energy Corp 4.000% due 03/23/19 §	523,688	524,342
DAE Aviation Holdings Inc Term B1 5.470% due 07/31/14 §	2,280,424	2,257,620
Term B2 5.470% due 07/31/14 §	2,168,355	2,146,671
Delos Aircraft Inc Term 2 4.750% due 04/12/16 §	1,625,000	1,635,156
Ducommun Inc 5.500% due 06/28/17 §	693,000	689,535
DynCorp International LLC Term B 6.286% due 07/07/16 §	878,467	878,834
Edwards (Cayman Islands II) Ltd Term B (Cayman) 5.500% due 05/31/16 §	1,354,203	1,342,353
Evergreen International Aviation Inc 11.500% due 06/30/15 §	1,106,105	959,546
Flying Fortress Inc (1st Lien) 5.000% due 06/30/17 §	4,300,000	4,326,875
Generac Power Systems Inc Term B 6.250% due 05/22/18 §	1,800,000	1,792,499
Goodman Global Inc. (1st Lien) 5.750% due 10/28/16 §	2,164,188	2,167,434
Grede LLC Term B 7.000% due 04/03/17 §	1,050,000	1,042,125
Houghton International Inc Term B 6.750% due 01/29/16 §	1,032,373	1,037,535
Husky Injection Molding Systems Ltd Term B (Canada) 6.545% due 06/29/18 §	955,543	961,516
JMC Steel Group Inc 4.750% due 04/03/17 §	864,069	865,128
KAR Auction Services Inc Term B 5.000% due 05/19/17 §	3,638,250	3,649,165
Metaldyne Co LLC Term B 5.250% due 05/18/17 §	1,900,938	1,886,680
Monitronics International Inc Term B 5.500% due 03/16/18 §	1,097,250	1,096,564
Nielsen Finance LLC Class B 3.991% due 05/02/16 §	9,173,809	9,118,381
Pelican Products Inc Term B 5.000% due 03/07/17 §	886,235	879,588

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Rexnord Corp Term B 5.000% due 04/02/18 §	$4,214,438	$4,241,654
Schaeffler AG Term C2 (Germany) 6.000% due 01/27/17 §	1,475,000	1,477,295
Sedgwick CMS Holdings Inc 5.000% due 12/30/16 §	1,490,741	1,479,560
Sensata Technologies Finance Co LLC 4.000% due 05/11/18 §	4,479,750	4,455,954
Sequa Corp 3.720% due 12/03/14 §	1,000,000	980,417
Ship U.S. Bidco Inc Term B2 5.250% due 10/15/17 §	989,394	989,704
Swift Transportation Co Inc Term B2 5.000% due 12/21/17 §	2,458,036	2,468,279
TASC Inc Term B 4.500% due 12/18/15 §	1,828,256	1,798,547
Terex Corp Term B 5.500% due 04/28/17 §	918,063	923,800
The Hertz Corp Term B 3.750% due 03/09/18 §	4,468,438	4,423,753
The Manitowoc Co Inc Term B 4.250% due 11/13/17 §	726,250	725,516
Tomkins LLC Term B 4.250% due 09/29/16 §	2,549,218	2,551,342
Transdigm Inc Term B 4.000% due 02/14/17 §	2,807,250	2,809,588
Term B2 (Add on) 4.000% due 02/14/17 §	2,042,244	2,037,138
TriMas Corp Term B 4.250% due 06/21/17 §	1,306,500	1,306,500
U.S. Security Holdings Inc 6.000% due 07/28/17 §	789,188	790,174
(Delayed Draw Term Loan) 6.000% due 07/28/17 §	154,463	154,656
Waupaca Foundry Inc due 06/29/17 µ	750,000	748,594
Wesco Aircraft Hardware Corp Term B 4.250% due 04/07/17 §	496,463	497,084
WireCo WorldGroup Inc due 02/15/17 µ	750,000	742,500

		98,205,389

Information Technology - 8.8%
Aeroflex Inc Term B 5.750% due 05/09/18 §	774,073	748,916
Applied Systems Inc (1st Lien) 5.500% due 12/08/16 §	1,757,535	1,754,605
Aspect Software Inc Term B 6.250% due 05/06/16 §	4,225,403	4,192,394
Attachmate Corp (1st Lien) 7.250% due 11/22/17 §	3,625,000	3,586,938
CCC Information Services Inc Term B 5.500% due 11/11/15 §	1,790,089	1,793,057
CommScope Inc 4.250% due 01/12/18 §	3,925,313	3,915,499
Dealer Computer Services Inc Term B 3.750% due 04/20/18 §	3,857,839	3,840,961
DG FastChannel Inc Term B 5.750% due 07/26/18 §	1,971,857	1,952,139
Eagle Parent Inc 5.000% due 05/16/18 §	3,316,500	3,275,044
Expert Global Solutions Inc Term B 8.000% due 04/03/18 §	2,518,688	2,509,243
Freescale Semiconductor Inc Term B (Extended) 4.489% due 12/01/16 §	4,057,497	3,846,507
IAP Worldwide Services Inc (1st Lien) 9.250% due 12/28/12 §	3,842,963	3,324,163

	Principal Amount	Value
Kronos Inc Tranche B1 (2nd Lien) 10.461% due 06/11/18 §	$1,000,000	$1,011,875
Tranche C 6.250% due 12/28/17 §	1,069,625	1,068,288
Lawson Software Inc Term B 6.250% due 04/05/18 §	6,525,000	6,566,173
Magic Newco LLC Term B 7.250% due 12/20/19 §	1,675,000	1,644,013
Mercury Payment Systems Canada LLC Term B 5.500% due 07/03/17 §	866,250	870,581
Microsemi Corp 4.000% due 02/02/18 §	2,084,341	2,060,892
NDS Treasury LLC Term B 3.750% due 03/12/18 §	2,700,912	2,697,469
NeuStar Inc Term B 5.000% due 11/08/18 §	1,265,438	1,267,019
NXP BV (Netherlands) Term A1 4.500% due 03/03/17 §	1,979,950	1,956,438
Term A2 5.500% due 03/03/17 §	1,339,875	1,341,550
Term B (Incremental) 5.250% due 03/19/19 §	2,069,813	2,064,638
Open Solutions Inc Term B due 01/23/14 µ	1,500,000	1,420,782
Rocket Software Inc Term B 7.000% due 02/08/18 §	572,125	570,933
SafeNet Inc Term B 2.745% due 04/12/14 §	419,398	412,058
Semtech Corp Term B 4.250% due 03/20/17 §	525,000	525,000
Serena Software Inc (Extended) 4.241% due 03/10/16 §	2,269,173	2,223,789
Term B 5.000% due 03/10/16 §	425,000	423,938
SkillSoft Corp Term B 6.500% due 05/26/17 §	977,523	987,299
Tranche C 6.500% due 05/26/17 §	347,375	350,849
Softlayer Technologies Inc Term B 7.250% due 11/05/16 §	837,250	834,110
Sophia LP Term B 6.250% due 07/19/18 §	1,795,500	1,809,528
Spansion LLC Term B 4.750% due 02/09/15 §	3,020,470	3,031,797
SS&C Technologies Holdings Inc Term B1 5.000% due 06/07/19 §	1,314,063	1,310,367
Term B2 5.000% due 06/07/19 §	135,938	135,555
SunGard Data Systems Inc Term B 3.934% due 02/26/16 §	3,318,803	3,294,742
Term C 3.989% due 02/28/17 §	2,570,093	2,550,802
Sunquest Information Systems Inc 6.250% due 12/16/16 §	965,250	967,663
Vantiv LLC Term B 3.750% due 02/27/19 §	598,500	597,752
VeriFone Inc Term B 4.250% due 12/28/18 §	646,750	645,397
Vertafore Inc 5.250% due 07/29/16 §	1,201,707	1,197,952

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Web.com Group Inc Term B 7.000% due 10/27/17 §	$3,247,985	$3,243,899
Wyle Services Corp Term B 5.000% due 03/27/17 §	1,065,787	1,055,129

		84,877,743

Materials - 5.5%
AZ Chem US Inc (Recap) 7.250% due 12/22/17 §	1,489,773	1,501,318
Berry Plastics Corp Term C 2.245% due 04/03/15 §	3,420,076	3,304,649
BWAY Corp Term B (Replacement) 4.500% due 02/23/18 §	1,742,388	1,732,587
Term C (Canadian Term Loan) 4.500% due 02/23/18 §	175,600	174,612
Consolidated Container Co LLC 2.500% due 03/28/14 §	1,781,099	1,775,533
(2nd Lien) 5.750% due 09/28/14 §	2,000,000	1,992,500
Emerald Performance Materials LLC Term B 6.750% due 05/18/18 §	825,000	821,906
Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	4,557,250	4,537,312
General Chemical Corp 5.002% due 10/06/15 §	720,706	717,778
Harko CV Term B (Netherlands) 5.750% due 08/02/17 §	669,938	670,496
Huntsman International LLC Term B (Extended) 2.846% due 04/19/17 §	2,043,091	2,004,783
Ineos U.S. Finance LLC 6.500% due 05/04/18 §	4,438,875	4,352,317
Momentive Performance Materials Inc Term B3 (Incremental) 3.750% due 05/29/15 §	822,938	782,819
Momentive Performance Materials USA Inc Tranche B-1B 3.750% due 05/05/15 §	1,741,852	1,671,089
Momentive Specialty Chemicals Inc Term C-1B (Extended) 4.000% due 05/05/15 §	676,528	660,461
Term C-2B (Extended) 4.250% due 05/05/15 §	288,220	281,375
Term C-7B (Extended) 4.250% due 05/05/15 §	3,292,548	3,111,458
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/24/19 §	1,296,750	1,304,855
Norit NV (Netherlands) 6.750% due 07/07/17 §	1,612,813	1,620,877
Novelis Inc (Canada) 4.000% due 03/10/17 §	3,496,750	3,437,742
Term B2 (Incremental) 4.000% due 03/10/17 §	868,438	853,783
OMNOVA Solutions Inc (Extended) 5.500% due 05/31/17 §	664,875	666,953
Preferred Sands Holding Co LLC Term B 7.500% due 12/15/16 §	920,375	885,861
Sealed Air Corp Term B 4.750% due 10/03/18 §	835,125	841,806
Styron SARL LLC Term B (Luxembourg) 6.063% due 08/02/17 §	2,413,250	2,267,449
Summit Materials Co I LLC Term B 6.000% due 01/30/19 §	623,438	625,515
SunCoke Energy Inc Term B 4.000% due 07/26/18 §	643,501	643,501
Taminco Global Chemical Corp Term B1 5.250% due 02/15/19 §	498,750	499,997

	Principal Amount	Value
TricorBraun Inc Term B 5.500% due 05/03/18 §	$800,000	$800,666
Tronox Pigments BV (Netherlands) (Delayed Draw Term Loan) 4.250% due 02/08/18 §	225,000	221,414
Term B 4.250% due 02/08/18 §	825,000	813,399
Unifrax Corp 6.500% due 11/28/18 §	746,873	756,209
Univar Inc Term B 5.000% due 06/30/17 §	3,944,937	3,873,435
Walter Energy Inc Term B 4.000% due 04/02/18 §	2,683,081	2,632,773

		52,839,228

Telecommunication Services - 5.2%
Alaska Communications Systems Holdings Inc Term B 5.500% due 10/21/16 §	2,339,375	2,099,589
Atlantic Broadband Finance LLC (1st Lien) 5.250% due 04/04/19 §	1,675,000	1,680,569
Bragg Communications Inc Term B (Canada) 4.000% due 02/28/18 §	523,688	522,378
Cellular South Inc Term B 4.503% due 07/27/17 §	1,091,750	1,086,291
Genesys Telecom Holdings U.S. Inc Term B 6.750% due 01/31/19 §	798,000	802,655
Intelsat Jackson Holdings SA Tranche B (Luxembourg) 5.250% due 04/02/18 §	13,266,000	13,224,478
MetroPCS Wireless Inc Term B3 (Incremental) 4.000% due 03/16/18 §	7,597,313	7,441,294
nTelos Inc Term B 4.000% due 08/07/15 §	1,212,987	1,202,880
SBA Finance 3.750% due 06/29/18 §	1,212,750	1,205,928
Syniverse Technologies Inc 5.000% due 04/23/19 §	2,250,000	2,238,750
Telesat LLC Term B 4.250% due 03/28/19 §	4,925,000	4,881,906
TowerCo Finance LLC Term B 4.500% due 02/02/17 §	864,063	869,463
UPC Financing Partnership (Netherlands) 4.750% due 12/29/17 §	500,000	498,125
Term T 3.739% due 12/30/16 §	1,456,978	1,440,587
Term X 3.739% due 12/29/17 §	7,000,000	6,877,500
West Corp Term B4 4.594% due 07/15/16 §	3,893,627	3,876,106

		49,948,499

Utilities - 2.4%
Calpine Corp 4.500% due 04/02/18 §	4,517,813	4,498,047
Term B2 4.500% due 04/02/18 §	1,237,500	1,230,282
Dynegy MidWest Generation LLC (CoalCo) 9.250% due 08/04/16 §	669,938	686,686
Dynegy Power LLC (GasCo) 9.250% due 08/04/16 §	1,215,813	1,255,326
LS Power Funding Corp due 06/28/19 µ	1,325,000	1,311,750
NRG Energy Inc Term B 4.000% due 07/02/18 §	5,742,000	5,714,886

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Texas Competitive Electric Holdings Co LLC (Extended) 4.741% due 10/10/17 §	$9,414,018	$5,647,507
The AES Corp 4.250% due 06/01/18 §	3,283,438	3,288,130

		23,632,614

Total Senior Loan Notes (Cost $921,021,646)		916,174,643

SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $10,252,384; collateralized by Federal Home Loan Bank: 0.190% due 03/25/13 and value $10,460,000)	10,252,376	10,252,376

Total Short-Term Investment (Cost $10,252,376)		10,252,376

TOTAL INVESTMENTS - 100.7% (Cost $976,923,368)		975,147,393

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(6,435,404)

NET ASSETS - 100.0%		$968,711,989

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	33.6%
Health Care	15.5%
Industrials	10.7%
Information Technology	9.0%
Consumer Staples	7.0%
Materials	5.8%
Telecommunication Services	5.8%
Financials	5.7%
Energy	3.8%
Utilities	2.7%
Short-Term Investment	1.1%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	1.1%
BBB	2.7%
BB	46.8%
B	42.1%
CCC	2.4%
CC	0.2%
Not Rated	4.7%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Restricted securities as of June 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Euramax Holdings Inc ‘A’ Acq. 06/29/09	$60,302	$265,272	0.0%
Metro-Goldwyn-Mayer Studios Inc Acq. 12/30/10	4,281,792	4,504,802	0.5%

	$4,342,094	$4,770,074	0.5%

(e)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $1,656,067 or 0.2% of the net assets as of June 30, 2012, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation
Pelican Products Inc (1st Lien) (Delayed Draw Term Loan)	$612,500	$621,875	$9,375
Wendy’s International Inc (Delayed Draw Term Loan)	1,043,567	1,048,601	5,034

	$1,656,067	$1,670,476	$14,409

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$4,770,074	$-	$4,770,074	$-
	Corporate Bonds & Notes	43,950,300	-	43,950,300	-
	Senior Loan Notes	916,174,643	-	916,174,643	-
	Short-Term Investment	10,252,376	-	10,252,376	-
	Unfunded Loan Commitments	1,670,476	-	1,670,476	-

	Total	$976,817,869	$-	$976,817,869	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.1%
iShares iBoxx $ High Yield Corporate Bond Fund	90,000	$8,209,800
SPDR Barclays Capital High Yield Bond	150,000	5,919,000

Total Exchange-Traded Funds (Cost $13,942,095)		14,128,800

	Principal Amount
CORPORATE BONDS & NOTES - 87.7%
Consumer Discretionary - 15.2%
99 Cents Only Stores 11.000% due 12/15/19 ~	$2,000,000	2,170,000
Allison Transmission Inc 7.125% due 05/15/19 ~	3,000,000	3,142,500
Beazer Homes USA Inc 8.125% due 06/15/16	4,000,000	3,850,000
Belo Corp 8.000% due 11/15/16	4,000,000	4,395,000
Boyd Gaming Corp 9.000% due 07/01/20 ~	1,350,000	1,360,125
Bresnan Broadband Holdings LLC 8.000% due 12/15/18 ~	2,500,000	2,625,000
Cablevision Systems Corp 8.625% due 09/15/17	5,000,000	5,600,000
CCO Holdings LLC 6.625% due 01/31/22	2,600,000	2,795,000
7.000% due 01/15/19	3,500,000	3,797,500
7.250% due 10/30/17	5,000,000	5,475,000
Cedar Fair LP 9.125% due 08/01/18	4,250,000	4,738,750
Chrysler Group LLC 8.000% due 06/15/19	3,000,000	3,097,500
8.250% due 06/15/21	4,000,000	4,130,000
CityCenter Holdings LLC 7.625% due 01/15/16	3,100,000	3,286,000
7.625% due 01/15/16 ~	1,500,000	1,586,250
10.750% due 01/15/17	6,139,536	6,799,536
CKE Restaurants Inc 11.375% due 07/15/18	3,922,000	4,500,495
Clear Channel Communications Inc 5.500% due 12/15/16	6,275,000	3,153,187
11.000% due 08/01/16	2,000,000	1,250,000
Clear Channel Worldwide Holdings Inc 7.625% due 03/15/20 ~	3,000,000	2,940,001
Dana Holding Corp 6.750% due 02/15/21	7,000,000	7,595,000
DISH DBS Corp 4.625% due 07/15/17 ~	6,000,000	6,037,500
6.750% due 06/01/21	4,000,000	4,340,000
7.875% due 09/01/19	2,000,000	2,315,000
Fiesta Restaurant Group 8.875% due 08/15/16 ~	3,810,000	4,019,550
Harrah’s Operating Co Inc 6.500% due 06/01/16	2,000,000	1,205,000
10.000% due 12/15/15	2,000,000	1,770,000
10.000% due 12/15/18	4,000,000	2,755,000
11.250% due 06/01/17	5,500,000	6,029,375
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	6,000,000	6,000,000
Limited Brands Inc 5.625% due 02/15/22	4,250,000	4,398,750
6.625% due 04/01/21	5,000,000	5,487,500
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	3,000,000	3,078,750

	Principal Amount	Value
MGM MIRAGE 6.625% due 07/15/15	$6,000,000	$6,210,000
7.625% due 01/15/17	6,000,000	6,225,000
8.625% due 02/01/19 ~	2,000,000	2,150,000
9.000% due 03/15/20	1,500,000	1,672,500
Mohawk Industries Inc 6.375% due 01/15/16	4,000,000	4,430,000
NPC International Inc 10.500% due 01/15/20	3,650,000	4,060,625
Scientific Games Corp 8.125% due 09/15/18	3,000,000	3,232,500
ServiceMaster Co 8.000% due 02/15/20	3,000,000	3,281,250
Sinclair Television Group Inc 8.375% due 10/15/18	2,000,000	2,190,000
9.250% due 11/01/17 ~	3,000,000	3,330,000
Standard Pacific Corp 8.375% due 05/15/18	6,000,000	6,585,000
8.375% due 01/15/21	3,000,000	3,270,000
The Goodyear Tire & Rubber Co 8.250% due 08/15/20	3,000,000	3,191,250
Toys R Us Property Co II LLC 8.500% due 12/01/17	4,000,000	4,185,000
TRW Automotive Inc 8.875% due 12/01/17 ~	3,000,000	3,322,500
Unitymedia Hessen GmbH & Co KG (Germany) 7.500% due 03/15/19 ~	2,250,000	2,396,250
XM Satellite Radio Inc 7.625% due 11/01/18 ~	2,000,000	2,160,000

		187,615,144

Consumer Staples - 4.4%
Del Monte Corp 7.625% due 02/15/19	4,500,000	4,561,875
JBS USA LLC 8.250% due 02/01/20 ~	5,800,000	5,655,000
New Albertsons Inc 7.450% due 08/01/29	2,000,000	1,480,000
Reynolds Group Issuer Inc 7.125% due 04/15/19 ~	2,500,000	2,631,250
7.750% due 10/15/16 ~	2,000,000	2,115,000
7.875% due 08/15/19 ~	1,500,000	1,631,250
8.500% due 05/15/18 ~	7,500,000	7,387,500
9.000% due 04/15/19 ~	7,750,000	7,769,375
Rite Aid Corp 9.250% due 03/15/20 ~	2,500,000	2,512,500
9.500% due 06/15/17	3,000,000	3,082,500
Smithfield Foods Inc 7.750% due 07/01/17	5,000,000	5,556,250
Spectrum Brands Inc 6.750% due 03/15/20 ~	3,850,000	3,989,562
SUPERVALU Inc 7.500% due 11/15/14	3,000,000	3,052,500
U.S. Foodservice 8.500% due 06/30/19 ~	3,000,000	3,060,000

		54,484,562

Energy - 15.0%
Alpha Natural Resources Inc 6.000% due 06/01/19	3,000,000	2,572,500
6.250% due 06/01/21	2,000,000	1,700,000
Antero Resources Finance Corp 7.250% due 08/01/19	1,750,000	1,820,000
9.375% due 12/01/17	4,000,000	4,440,000
Arch Coal Inc 7.000% due 06/15/19	2,000,000	1,700,000
7.250% due 06/15/21	9,000,000	7,582,500
8.750% due 08/01/16	2,500,000	2,400,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Basic Energy Services Inc 7.750% due 02/15/19	$2,500,000	$2,412,500
Chaparral Energy Inc 7.625% due 11/15/22 ~	3,000,000	3,075,000
8.250% due 09/01/21	3,000,000	3,187,500
Chesapeake Energy Corp 6.625% due 08/15/20	5,000,000	4,975,000
9.500% due 02/15/15	3,128,000	3,386,060
Cimarex Energy Co 5.875% due 05/01/22	4,000,000	4,165,000
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	3,000,000	3,120,000
Concho Resources Inc 7.000% due 01/15/21	3,990,000	4,289,250
CONSOL Energy Inc 8.000% due 04/01/17	4,000,000	4,170,000
8.250% due 04/01/20	2,000,000	2,110,000
Crosstex Energy LP 8.875% due 02/15/18	6,500,000	6,877,812
EV Energy Partners LP 8.000% due 04/15/19	4,000,000	3,990,000
Everest Acquisition LLC 6.875% due 05/01/19 ~	4,300,000	4,498,875
9.375% due 05/01/20 ~	1,900,000	1,971,250
Forest Oil Corp 7.250% due 06/15/19	3,000,000	2,767,500
Hilcorp Energy I LP 7.625% due 04/15/21 ~	2,000,000	2,140,000
8.000% due 02/15/20 ~	4,000,000	4,330,000
Holly Energy Partners LP 6.500% due 03/01/20 ~	1,300,000	1,313,000
Inergy LP 6.875% due 08/01/21	1,465,000	1,472,325
7.000% due 10/01/18	1,500,000	1,552,500
Key Energy Services Inc 6.750% due 03/01/21 ~	1,150,000	1,121,250
6.750% due 03/01/21	4,744,000	4,649,120
Linn Energy LLC 6.250% due 11/01/19 ~	1,900,000	1,864,375
7.750% due 02/01/21	5,500,000	5,775,000
MarkWest Energy Partners LP 6.250% due 06/15/22	3,000,000	3,105,000
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	2,500,000	2,565,625
Newfield Exploration Co 5.625% due 07/01/24	850,000	870,188
5.750% due 01/30/22	3,000,000	3,150,000
Oasis Petroleum Inc 6.500% due 11/01/21	2,000,000	1,990,000
6.875% due 01/15/23	3,000,000	3,018,750
OGX Austria GmbH (Austria) 8.375% due 04/01/22 ~	2,150,000	1,859,750
8.500% due 06/01/18 ~	4,500,000	4,027,500
Peabody Energy Corp 6.000% due 11/15/18 ~	2,120,000	2,120,000
6.250% due 11/15/21 ~	4,000,000	3,980,000
Penn Virginia Resource Partners LP 8.375% due 06/01/20 ~	1,850,000	1,887,000
Plains Exploration & Production Co 6.750% due 02/01/22	6,000,000	6,150,000
8.625% due 10/15/19	5,000,000	5,543,750
QEP Resources Inc 5.375% due 10/01/22	2,600,000	2,613,000
Range Resources Corp 5.000% due 08/15/22	1,400,000	1,384,250
7.500% due 10/01/17	3,314,000	3,471,415
Regency Energy Partners LP 6.875% due 12/01/18	3,875,000	4,097,812
Sabine Pass LNG LP 7.250% due 11/30/13	2,000,000	2,080,000
7.500% due 11/30/16	6,500,000	6,857,500
Samson Investment Co 9.750% due 02/15/20 ~	3,850,000	3,835,563

	Principal Amount	Value
SandRidge Energy Inc 7.500% due 03/15/21	$2,000,000	$1,985,000
8.000% due 06/01/18 ~	2,000,000	2,035,000
SESI LLC 6.375% due 05/01/19	6,500,000	6,841,250
7.125% due 12/15/21 ~	2,000,000	2,185,000
Venoco Inc 11.500% due 10/01/17	3,000,000	3,165,000
WPX Energy Inc 6.000% due 01/15/22	3,000,000	3,000,000

		185,246,670

Financials - 10.2%
Ally Financial Inc 4.500% due 02/11/14	3,000,000	3,048,750
5.500% due 02/15/17	2,900,000	2,949,816
6.250% due 12/01/17	2,500,000	2,643,858
7.500% due 09/15/20	3,000,000	3,382,500
American General Finance Corp 5.400% due 12/01/15	5,000,000	4,187,500
American International Group Inc 8.175% due 05/15/68 §	5,000,000	5,450,000
Bank of America Corp 8.000% § ±	4,500,000	4,692,798
CB Richard Ellis Services Inc 6.625% due 10/15/20	4,500,000	4,792,500
CIT Group Inc 5.250% due 03/15/18	2,950,000	3,049,562
5.375% due 05/15/20	925,000	944,078
5.500% due 02/15/19 ~	2,000,000	2,060,000
CNH Capital LLC 6.250% due 11/01/16 ~	4,422,000	4,753,650
DDR Corp REIT 4.625% due 07/15/22	1,000,000	989,670
First Data Corp 7.375% due 06/15/19 ~	3,600,000	3,690,000
12.625% due 01/15/21	9,259,000	9,316,869
Ford Motor Credit Co LLC 5.000% due 05/15/18	3,500,000	3,727,227
5.875% due 08/02/21	2,500,000	2,788,215
8.700% due 10/01/14	9,000,000	10,269,576
General Motors Financial Co Inc 6.750% due 06/01/18	3,000,000	3,285,000
Host Hotels & Resorts LP REIT 6.000% due 11/01/20	9,250,000	10,082,500
Liberty Mutual Group Inc 7.800% due 03/07/87 ~	6,500,000	6,597,500
Lloyds Banking Group PLC (United Kingdom) 6.413% § ± ~	3,000,000	1,995,000
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	5,750,000	6,037,500
Nuveen Investments Inc 10.500% due 11/15/15	5,950,000	6,069,000
RBS Capital Trust I 4.709% § ±	3,716,000	2,211,020
RBS Capital Trust II 6.425% § ±	3,000,000	1,995,000
Realogy Corp 12.375% due 04/15/15	3,500,000	3,290,000
Regions Bank 6.450% due 06/26/37	2,000,000	1,970,000
SL Green Realty Corp REIT 7.750% due 03/15/20	5,500,000	6,287,622
The Rouse Co LP REIT 7.200% due 09/15/12	2,511,600	2,524,158

		125,080,869

Health Care - 7.6%
American Renal Associates Holdings Inc 9.750% due 03/01/16	2,213,670	2,363,093
American Renal Holdings Co Inc 8.375% due 05/15/18	2,545,000	2,704,063
Apria Healthcare Group Inc 11.250% due 11/01/14	3,000,000	3,120,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Biomet Inc 10.375% due 10/15/17	$5,000,000	$5,368,750
CHS/Community Health Systems Inc 8.000% due 11/15/19	5,300,000	5,671,000
8.875% due 07/15/15	2,018,000	2,073,495
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	4,000,000	4,040,000
DaVita Inc 6.375% due 11/01/18	4,000,000	4,140,000
DJO Finance LLC 7.750% due 04/15/18	3,250,000	2,697,500
9.750% due 10/15/17	2,000,000	1,440,000
Emergency Medical Services Corp 8.125% due 06/01/19	3,000,000	3,146,250
Fresenius Medical Care U.S. Finance II Inc 5.875% due 01/31/22 ~	4,450,000	4,644,687
Grifols Inc 8.250% due 02/01/18	3,750,000	4,040,625
HCA Holdings Inc 7.750% due 05/15/21	4,000,000	4,310,000
HCA Inc 5.875% due 03/15/22	7,000,000	7,332,500
7.250% due 09/15/20	8,415,000	9,298,575
Multiplan Inc 9.875% due 09/01/18 ~	3,500,000	3,850,000
Mylan Inc 6.000% due 11/15/18 ~	3,000,000	3,172,500
Phibro Animal Health Corp 9.250% due 07/01/18 ~	3,000,000	2,955,000
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	1,950,000	1,925,625
Tenet Healthcare Corp 6.250% due 11/01/18	2,000,000	2,125,000
8.000% due 08/01/20	1,750,000	1,820,000
9.250% due 02/01/15	3,000,000	3,352,500
Valeant Pharmaceuticals International Inc 6.750% due 10/01/17 ~	4,000,000	4,190,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	4,000,000	4,110,000

		93,891,163

Industrials - 9.7%
Air Lease Corp 5.625% due 04/01/17 ~	5,000,000	4,950,000
Ashtead Capital Inc 6.500% due 07/15/22 ~	350,000	350,000
Avis Budget Car Rental LLC 8.250% due 01/15/19	7,000,000	7,542,500
9.750% due 03/15/20	2,500,000	2,790,625
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	3,252,800	3,382,912
BE Aerospace Inc 6.875% due 10/01/20	4,000,000	4,440,000
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	4,800,000	4,806,000
Ceridian Corp 11.250% due 11/15/15	3,000,000	2,895,000
Delta Air Lines 2010-1A Pass-Through Trust 4.750% due 05/07/20	3,050,000	3,099,562
FTI Consulting Inc 6.750% due 10/01/20	2,000,000	2,120,000
HD Supply Inc 8.125% due 04/15/19 ~	2,500,000	2,706,250
International Lease Finance Corp 5.650% due 06/01/14	9,288,000	9,566,640
5.875% due 04/01/19	5,000,000	5,014,495
6.250% due 05/15/19	6,500,000	6,623,500
6.750% due 09/01/16 ~	3,400,000	3,672,000

	Principal Amount	Value
JMC Steel Group 8.250% due 03/15/18 ~	$4,950,000	$4,937,625
Masco Corp 7.750% due 08/01/29	3,000,000	3,153,447
Nortek Inc 8.500% due 04/15/21	4,000,000	3,930,000
Roofing Supply Group LLC 10.000% due 06/01/20 ~	2,950,000	3,097,500
RSC Equipment Rental Inc 8.250% due 02/01/21	7,700,000	8,239,000
The Hertz Corp 7.500% due 10/15/18	4,500,000	4,848,750
The Manitowoc Co Inc 9.500% due 02/15/18	3,900,000	4,290,000
Transdigm Inc 7.750% due 12/15/18	4,470,000	4,928,175
United Rentals Inc 8.375% due 09/15/20	4,250,000	4,494,375
UR Merger Sub Corp 5.750% due 07/15/18 ~	750,000	781,875
7.625% due 04/15/22 ~	750,000	787,500
9.250% due 12/15/19	2,000,000	2,230,000
US Airways 2011-1 Class A Pass-Through Trust 7.125% due 04/22/25	5,903,614	6,257,831
US Airways 2012-1 Class A Pass-Through Trust 5.900% due 04/01/26	750,000	767,813
USG Corp 7.875% due 03/30/20 ~	3,000,000	3,120,000

		119,823,375

Information Technology - 2.2%
Advanced Micro Devices Inc 7.750% due 08/01/20	3,000,000	3,315,000
Alion Science & Technology Corp 10.250% due 02/01/15	4,500,000	1,935,000
CDW LLC 8.000% due 12/15/18	1,000,000	1,090,000
8.500% due 04/01/19	5,500,000	5,885,000
CommScope Inc 8.250% due 01/15/19 ~	2,750,000	2,921,875
Fidelity National Information Services Inc 5.000% due 03/15/22 ~	3,000,000	3,067,500
Freescale Semiconductor Inc 8.050% due 02/01/20	6,500,000	6,451,250
9.250% due 04/15/18 ~	2,000,000	2,150,000

		26,815,625

Materials - 11.4%
AK Steel Corp 8.375% due 04/01/22	3,000,000	2,565,000
Aperam (Luxembourg) 7.375% due 04/01/16 ~	4,000,000	3,460,000
ArcelorMittal (Luxembourg) 6.250% due 02/25/22	3,750,000	3,681,952
ARD Finance SA (Luxembourg) 11.125% due 06/01/18 ~	2,237,169	2,091,753
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	4,725,000	5,032,125
Ball Corp 7.125% due 09/01/16	5,000,000	5,468,750
Berry Plastics Corp 9.500% due 05/15/18	6,000,000	6,420,000
Boise Paper Holdings LLC 8.000% due 04/01/20	2,500,000	2,775,000
9.000% due 11/01/17	3,000,000	3,330,000
Braskem Finance Ltd (Cayman) 5.375% due 05/02/22 ~	750,000	755,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Building Materials Corp of America 6.750% due 05/01/21 ~	$2,500,000	$2,681,250
6.875% due 08/15/18 ~	6,000,000	6,405,000
BWAY Parent Co Inc 10.125% due 11/01/15	3,929,230	4,007,815
Consolidated Container Co LLC 10.125% due 07/15/20 ~	1,850,000	1,914,750
Fibria Overseas Finance Ltd (Cayman) 7.500% due 05/04/20 ~	2,550,000	2,652,000
FMG Resources August 2006 Property Ltd (Australia) 6.875% due 02/01/18 ~	8,250,000	8,363,437
7.000% due 11/01/15 ~	10,000,000	10,250,000
8.250% due 11/01/19 ~	4,000,000	4,260,000
Hexion U.S. Finance Corp 8.875% due 02/01/18	3,500,000	3,587,500
9.000% due 11/15/20	3,000,000	2,602,500
Ineos Finance PLC (United Kingdom) 7.500% due 05/01/20 ~	850,000	860,625
Ineos Group Holdings PLC (Luxembourg) 8.500% due 02/15/16 ~	1,500,000	1,383,750
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	3,750,000	3,768,750
Louisiana Pacific Corp 7.500% due 06/01/20 ~	4,800,000	5,052,000
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19 ~	9,500,000	10,010,625
6.000% due 11/15/21 ~	1,300,000	1,433,250
MeadWestvaco Corp 7.375% due 09/01/19	5,000,000	5,963,485
Momentive Performance Materials Inc 10.000% due 10/15/20 ~	2,000,000	2,015,000
11.500% due 12/01/16	1,500,000	1,125,000
Novelis Inc (Canada) 8.375% due 12/15/17	4,000,000	4,300,000
8.750% due 12/15/20	2,000,000	2,165,000
Rock-Tenn Co 4.450% due 03/01/19 ~	3,720,000	3,828,829
Ryerson Holding Corp 0.000% due 02/01/15	5,000,000	2,625,000
Ryerson Inc 12.000% due 11/01/15	3,000,000	3,030,000
Sappi Papier Holding GmbH (Austria) 7.750% due 07/15/17 ~	1,000,000	1,016,250
8.375% due 06/15/19 ~	3,350,000	3,366,750
Sealed Air Corp 8.375% due 09/15/21 ~	5,000,000	5,675,000

		139,923,771

Telecommunication Services - 7.7%
Avaya Inc 7.000% due 04/01/19 ~	3,525,000	3,287,062
Cincinnati Bell Inc 8.375% due 10/15/20	2,000,000	2,045,000
Clearwire Communications LLC 12.000% due 12/01/15 ~	2,500,000	2,275,000
Cricket Communications Inc 7.750% due 05/15/16	3,000,000	3,198,750
7.750% due 10/15/20	3,200,000	3,072,000
Digicel Group Ltd (Bermuda) 8.875% due 01/15/15 ~	1,500,000	1,522,500
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	1,650,000	1,612,875
8.250% due 09/01/17 ~	2,000,000	2,055,000
12.000% due 04/01/14 ~	2,500,000	2,787,500
Frontier Communications Corp 8.250% due 04/15/17	7,500,000	8,100,000
Hughes Satelite Systems Corp 7.625% due 06/15/21	5,000,000	5,462,500

	Principal Amount	Value
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20 ~	$1,600,000	$1,688,000
7.250% due 10/15/20	1,000,000	1,055,000
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17	6,500,000	6,719,375
11.500% due 02/04/17	11,704,101	12,128,375
Level 3 Communications Inc 11.875% due 02/01/19	2,000,000	2,225,000
Level 3 Financing Inc 8.625% due 07/15/20	3,700,000	3,903,500
MetroPCS Wireless Inc 7.875% due 09/01/18	3,000,000	3,127,500
Sprint Capital Corp 6.875% due 11/15/28	6,000,000	4,860,000
Sprint Nextel Corp 6.000% due 12/01/16	7,500,000	7,218,750
7.000% due 03/01/20 ~	2,000,000	2,085,000
9.000% due 11/15/18 ~	3,000,000	3,360,000
Telesat Canada (Canada) 6.000% due 05/15/17 ~	2,750,000	2,811,875
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,750,000	2,805,000
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	3,500,000	3,587,500
Windstream Corp 7.500% due 06/01/22	2,000,000	2,070,000

		95,063,062

Utilities - 4.3%
AmeriGas Finance LLC 7.000% due 05/20/22	2,150,000	2,219,875
Calpine Corp 7.500% due 02/15/21 ~	5,250,000	5,696,250
7.875% due 01/15/23 ~	3,250,000	3,558,750
CMS Energy Corp 6.250% due 02/01/20	3,000,000	3,348,621
Edison Mission Energy 7.200% due 05/15/19	4,000,000	2,250,000
7.750% due 06/15/16	2,000,000	1,135,000
Energy Future Intermediate Holding Co LLC 11.750% due 03/01/22 ~	3,000,000	3,082,500
GenOn Energy Inc 9.875% due 10/15/20	4,050,000	3,969,000
Ipalco Enterprises Inc 7.250% due 04/01/16 ~	2,450,000	2,673,562
Mirant Americas Generation LLC 9.125% due 05/01/31	2,000,000	1,790,000
NRG Energy Inc 7.625% due 01/15/18	7,250,000	7,540,000
7.875% due 05/15/21	2,000,000	2,030,000
Puget Energy Inc 5.625% due 07/15/22 ~	2,350,000	2,426,375
RRI Energy Inc 7.875% due 06/15/17	2,000,000	1,870,000
Texas Competitive Electric Holdings Co LLC 10.250% due 11/01/15	6,059,000	1,590,488
15.000% due 04/01/21	2,000,000	690,000
The AES Corp 9.750% due 04/15/16	2,500,000	2,975,000
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	5,805,601	4,005,865

		52,851,286

Total Corporate Bonds & Notes (Cost $1,059,561,303)		1,080,795,527

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS & NOTES - 0.6%
Energy - 0.2%
Peabody Energy Corp 4.750% due 12/15/66	$3,000,000	$2,448,750

Industrials - 0.2%
The Greenbrier Cos Inc 3.500% due 04/01/18	3,500,000	3,122,000

Telecommunication Services - 0.2%
Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	2,213,750

Total Convertible Corporate Bonds & Notes (Cost $9,814,458)		7,784,500

SENIOR LOAN NOTES - 3.3%
Consumer Discretionary - 1.8%
Burger King Corp Term B 4.500% due 10/19/16 §	3,989,303	3,977,650
Caesars Entertainment Operating Co Term B6 (Extended) 5.495% due 01/26/18 §	1,500,000	1,331,771
Cequel Communications LLC Term B 4.000% due 02/14/19 §	1,995,000	1,957,594
Clear Channel Communications Inc Term B 3.895% due 01/28/16 §	2,952,798	2,356,241
ClubCorp Club Operations Inc Term B 6.000% due 11/30/16 §	1,994,937	2,004,911
Newsday LLC 10.500% due 08/01/13	2,500,000	2,554,168
Petco Animal Supplies Inc 4.500% due 11/24/17 §	3,583,838	3,560,543
The Neiman Marcus Group Inc (Extended) due 05/16/18 µ	2,000,000	1,981,656
4.750% due 05/16/18 §	2,000,000	1,981,656

		21,706,190

Consumer Staples - 0.3%
Sprouts Farmers Markets Holdings LLC 6.000% due 04/18/18 § (Incremental)	3,468,656	3,438,305
6.000% due 04/20/18 §	1,000,000	987,500

		4,425,805

Financials - 0.5%
First Data Corp Term B (Extended) 4.245% due 03/23/18 §	2,000,000	1,842,344
Term B1 (Non-Extended) 2.995% due 09/24/14 §	2,588,985	2,489,472
Realogy Corp (Extended) 4.491% due 10/10/16 §	2,499,086	2,366,323

		6,698,139

Health Care - 0.2%
Pharmaceutical Product Development Inc due 12/05/18 µ	2,000,000	2,013,500

	Principal Amount	Value
Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA Tranche B (Luxembourg) 5.250% due 04/02/18 §	$3,969,925	$3,957,499

Utilities - 0.2%
Texas Competitive Electric Holdings Co LLC (Extended) 4.741% due 10/10/17 §	3,797,685	2,278,246

Total Senior Loan Notes (Cost $41,866,524)		41,079,379

SHORT-TERM INVESTMENT - 6.9%
Repurchase Agreement - 6.9%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $84,492,037; collateralized by U.S. Treasury Notes: 1.125% due 06/15/13 and value $86,184,353)	84,491,967	84,491,967

Total Short-Term Investment (Cost $84,491,967)		84,491,967

TOTAL INVESTMENTS - 99.6% (Cost $1,209,676,347)		1,228,280,173

OTHER ASSETS & LIABILITIES, NET - 0.4%		4,838,748

NET ASSETS - 100.0%		$1,233,118,921

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	17.0%
Energy	15.2%
Materials	11.4%
Financials	10.7%
Industrials	9.9%
Telecommunication Services	8.2%
Health Care	7.8%
Short-Term Investment	6.9%
Consumer Staples	4.7%
Utilities	4.5%
Information Technology	2.2%
Exchange-Traded Funds	1.1%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(b)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	7.0%
A	0.2%
BBB	6.9%
BB	36.6%
B	33.4%
CCC	8.0%
CC	4.4%
C	0.6%
D	0.1%
Not Rated	2.8%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$14,128,800	$14,128,800	$-	$-
	Corporate Bonds & Notes	1,080,795,527	-	1,073,769,883	7,025,644
	Convertible Corporate Bonds & Notes	7,784,500	-	7,784,500	-
	Senior Loan Notes	41,079,379	-	41,079,379	-
	Short-Term Investment	84,491,967	-	84,491,967	-

	Total	$1,228,280,173	$14,128,800	$1,207,125,729	$7,025,644

During the period ended June 30, 2012, an investment with a total aggregate value of $6,257,831 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to a single broker quoted vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$-
Purchases	750,000
Sales	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation	17,813
Transfers In	6,257,831
Transfers Out	-

Value, End of Period	$7,025,644

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$17,813

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.2%
Financials - 0.2%
Wells Fargo & Co 7.500%	3,200	$3,600,000

Total Convertible Preferred Stocks (Cost $3,200,000)		3,600,000

	Principal Amount
CORPORATE BONDS & NOTES - 21.4%
Consumer Discretionary - 0.7%
Centex Corp 5.700% due 05/15/14	$3,500,000	3,657,500
DISH DBS Corp 7.000% due 10/01/13	9,000,000	9,495,000

		13,152,500

Consumer Staples - 0.5%
UST Inc 6.625% due 07/15/12	8,900,000	8,914,810

Energy - 1.3%
Gaz Capital SA (Luxembourg) 7.343% due 04/11/13 ~	1,200,000	1,247,616
Petrobras International Finance Co (Cayman) 3.875% due 01/27/16	13,100,000	13,594,499
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 7.700% due 08/07/13 ~	7,500,000	7,948,732

		22,790,847

Financials - 18.0%
Ally Financial Inc
3.667% due 02/11/14 §	13,000,000	12,970,620
3.868% due 06/20/14 §	11,700,000	11,647,116
American International Group Inc
6.765% due 11/15/17 ~	GBP 682,000	1,165,880
8.625% due 05/22/68 § ~	650,000	1,032,254
ANZ National International Ltd (New Zealand) 0.907% due 08/19/14 § ~	$10,000,000	10,045,530
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	9,100,000	9,236,500
BPCE SA (France) 2.375% due 10/04/13 ~	9,862,000	9,706,032
Citigroup Inc 2.467% due 08/13/13 §	3,512,000	3,537,557
Commonwealth Bank of Australia (Australia)
0.748% due 09/17/14 § ~	8,100,000	8,138,159
0.889% due 07/12/13 § ~	54,400,000	54,622,333
0.968% due 06/25/14 § ~	18,500,000	18,667,092
Dexia Credit Local SA (France) 0.946% due 04/29/14 § ~	53,400,000	50,127,647
Dexia Credit Local SA ‘NY’ (France) 0.867% due 03/05/13 § ~	9,450,000	9,169,804
HCP Inc REIT 6.700% due 01/30/18	3,000,000	3,489,120
ICICI Bank Ltd (India) 2.217% due 02/24/14 § ~	1,300,000	1,260,990
ING Bank Australia Ltd (Australia) 4.170% due 06/24/14 §	AUD 2,000,000	2,062,360
Lehman Brothers Holdings Inc 1.000% due 09/27/27 Y	$1,700,000	395,250
Marsh & McLennan Cos Inc 5.750% due 09/15/15	1,092,000	1,212,199

	Principal Amount	Value
Merrill Lynch & Co Inc
0.968% due 08/09/13 §	EUR 2,900,000	$3,607,933
1.403% due 09/27/12 §	2,000,000	2,529,174
5.450% due 02/05/13	$9,000,000	9,182,304
6.050% due 08/15/12	8,000,000	8,044,232
Morgan Stanley
0.769% due 01/09/14 §	3,200,000	3,044,490
1.001% due 03/01/13 §	EUR 600,000	750,989
National Australia Bank Ltd (Australia) 0.969% due 07/08/14 § ~	$50,700,000	51,165,375
SLM Corp 8.450% due 06/15/18	2,912,000	3,276,000
SLM Corp Index-Linked
4.651% due 03/17/14 ^ §	1,535,000	1,521,415
4.701% due 02/01/14 ^ §	1,055,000	1,042,867
4.771% due 01/31/14 ^ §	2,472,000	2,428,221
4.776% due 11/21/13 ^ §	300,000	296,766
5.101% due 12/15/13 ^ §	200,000	197,272
The Royal Bank of Scotland Group PLC (United Kingdom)
1.842% due 10/15/12 §	4,200,000	4,208,026
2.887% due 08/23/13 §	8,300,000	8,344,280
Westpac Banking Corp (Australia) 3.585% due 08/14/14 ~	12,300,000	12,978,554

		321,104,341

Health Care - 0.0%
Cardinal Health Inc 6.000% due 06/15/17	250,000	288,744

Industrials - 0.4%
Con-way Inc 7.250% due 01/15/18	4,000,000	4,614,096
International Lease Finance Corp 5.625% due 09/20/13	2,630,000	2,702,325

		7,316,421

Materials - 0.5%
Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~	4,200,000	4,337,302
Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,783,904

		9,121,206

Utilities - 0.0%
Indianapolis Power & Light Co 6.300% due 07/01/13 ~	500,000	526,638

Total Corporate Bonds & Notes (Cost $378,651,890)		383,215,507

SENIOR LOAN NOTES - 0.2%
Telecommunication Services - 0.2%
Vodafone Americas Finance 6.875% due 08/11/15 §	2,768,819	2,810,351

Total Senior Loan Notes (Cost $2,758,272)		2,810,351

MORTGAGE-BACKED SECURITIES - 8.7%
Collateralized Mortgage Obligations - Commercial - 0.8%
Banc of America Commercial Mortgage Inc
0.411% due 06/10/49 " § ~	265,663	265,378
5.661% due 06/10/49 " §	265,663	267,102

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Banc of America Large Loan Inc 5.667% due 02/17/51 " § ~	$1,700,000	$1,885,607
5.692% due 06/24/50 " § ~	1,600,000	1,791,274
Credit Suisse Mortgage Capital Certificates 5.467% due 09/18/39 " § ~	6,900,000	7,578,964
GS Mortgage Securities Corp II 1.260% due 03/06/20 " § ~	2,500,000	2,467,420
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	771,700

		15,027,445

Collateralized Mortgage Obligations - Residential - 7.4%
Arran Residential Mortgages Funding PLC (United Kingdom) 1.889% due 05/16/47 " § ~	EUR 594,076	753,339
Banc of America Funding Corp 5.700% due 01/20/47 " §	$2,823,413	1,726,796
Banc of America Mortgage Securities Inc 2.813% due 08/25/35 " §	793,405	654,358
3.112% due 06/25/35 " §	931,285	782,238
4.994% due 11/25/34 " §	178,648	167,790
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/35 " §	1,396,674	1,364,377
2.814% due 01/25/35 " §	943,032	844,374
2.884% due 03/25/35 " §	1,846,731	1,539,596
Bear Stearns Structured Products Inc 2.829% due 12/26/46 " §	6,914,664	3,877,630
2.846% due 01/26/36 " §	15,735,210	9,368,563
Chase Mortgage Finance Corp 2.989% due 02/25/37 " §	340,524	320,637
ChaseFlex Trust 6.000% due 02/25/37 "	856,186	645,345
Chevy Chase Mortgage Funding Corp 0.375% due 05/25/48 " § ~	227,711	147,836
Citigroup Mortgage Loan Trust Inc 0.315% due 01/25/37 " § ~	625,139	327,907
2.230% due 09/25/35 " §	1,516,386	1,419,115
2.340% due 09/25/35 " §	1,379,871	1,217,120
2.600% due 05/25/35 " §	217,277	201,173
2.644% due 08/25/35 " §	1,900,745	925,635
5.019% due 09/25/37 " § Y	161,954	102,910
Countrywide Alternative Loan Trust 0.455% due 07/25/46 " §	2,146,254	1,290,044
0.525% due 12/25/35 " §	126,087	83,249
5.500% due 06/25/35 "	2,200,000	1,805,829
6.000% due 01/25/37 " Y	1,845,920	1,250,945
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/35 " §	162,124	84,247
0.585% due 06/25/35 " § ~	1,256,634	1,074,972
2.788% due 11/19/33 " §	187,775	185,386
2.902% due 08/25/34 " §	97,621	72,461
Deutsche ALT-A Securities Inc Alternate Loan Trust
0.345% due 10/25/36 " §	97,379	37,193
Fannie Mae 0.305% due 07/25/37 " §	3,548,256	3,411,820
0.309% due 12/25/36 " §	410,923	392,831
0.395% due 08/25/34 " §	655,193	642,717
0.595% due 07/25/37 - 05/25/42 " §	539,250	540,349
2.564% due 05/25/35 " §	2,722,957	2,841,755
Freddie Mac 0.472% due 02/15/19 " §	12,620,561	12,639,269
0.592% due 12/15/30 " §	79,231	79,252
Freddie Mac Structured Pass-Through Securities 1.353% due 02/25/45 " §	4,306,814	4,178,880
Granite Mortgages PLC (United Kingdom) 1.298% due 09/20/44 " § ~	GBP 2,047,534	3,090,021

	Principal Amount	Value
Greenpoint Mortgage Funding Trust 0.465% due 06/25/45 " §	$1,572,652	$1,024,003
0.515% due 11/25/45 " §	778,774	458,684
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	563,366	572,072
GSR Mortgage Loan Trust 2.858% due 01/25/35 " §	1,324,054	1,187,440
Harborview Mortgage Loan Trust 0.523% due 02/19/36 " §	291,507	160,023
Holmes Master Issuer PLC (United Kingdom) 2.107% due 10/15/54 " § ~	EUR 25,300,000	32,226,266
Impac CMB Trust 1.245% due 07/25/33 " §	$348,175	313,652
Imperial Savings Association 7.033% due 02/25/18 " §	961	971
IndyMac Index Mortgage Loan Trust 0.455% due 05/25/46 " §	1,394,507	872,430
0.485% due 07/25/35 " §	572,283	378,710
2.668% due 12/25/34 " §	2,099,053	1,624,435
JPMorgan Mortgage Trust 2.721% due 08/25/35 " §	1,058,503	814,253
2.773% due 08/25/35 " §	1,390,776	1,253,840
2.880% due 07/25/35 " §	1,042,184	1,001,779
3.164% due 07/27/37 " § ~	1,670,435	1,260,329
5.318% due 09/25/35 " §	334,133	293,428
MASTR Adjustable Rate Mortgages Trust 2.656% due 11/21/34 " §	526,118	531,130
Mellon Residential Funding Corp 0.682% due 12/15/30 " §	695,506	661,428
0.942% due 11/15/31 " §	1,068,879	1,043,380
Merrill Lynch Mortgage Investors Inc 5.147% due 12/25/35 " §	700,043	629,495
MLCC Mortgage Investors Inc 0.495% due 11/25/35 " §	1,133,488	948,221
3.138% due 06/25/37 " §	1,422,527	1,241,893
NCUA Guaranteed Notes 0.696% due 10/07/20 " §	8,789,010	8,806,851
Residential Accredit Loans Inc 0.545% due 08/25/35 " §	624,481	371,903
Ryland Mortgage Securities Corp 5.782% due 10/01/27 "	22,945	17,649
Securitized Asset Sales Inc 3.136% due 11/26/23 " §	13,113	13,220
Sequoia Mortgage Trust 0.593% due 10/19/26 " §	588,254	540,013
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/35 " §	578,916	341,201
2.740% due 02/25/34 " §	200,798	195,423
2.742% due 08/25/35 " §	1,298,250	1,036,113
Structured Asset Mortgage Investments Inc
0.375% due 03/25/37 " §	181,739	99,087
0.465% due 05/25/36 " §	1,214,787	582,202
0.493% due 07/19/35 " §	1,230,653	940,229
0.525% due 02/25/36 " §	1,402,496	770,318
0.903% due 10/19/34 " §	621,900	554,036
Structured Asset Securities Corp 2.601% due 01/25/32 " §	15,752	11,722
2.797% due 10/28/35 " § ~	436,789	346,511
Swan Trust (Australia) 4.880% due 04/25/41 " §	AUD 1,029,386	1,051,897
Washington Mutual Mortgage Pass-Through Certificates
0.505% due 11/25/45 " §	$875,914	697,314
0.917% due 05/25/47 " §	2,027,381	1,319,186
1.147% due 02/25/46 " §	800,727	620,500
1.347% due 11/25/42 " §	107,253	92,733
2.453% due 06/25/33 " §	1,431,794	1,447,157
2.640% due 11/25/46 " §	538,320	403,907
5.505% due 08/25/35 " §	886,597	809,191

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 12/25/34 " §	$1,131,354	$1,117,790
2.607% due 11/25/34 " §	425,472	416,170
2.617% due 09/25/34 " §	579,761	585,099
5.610% due 04/25/36 " §	932,892	885,626

		132,658,869

Fannie Mae - 0.4%
1.353% due 11/01/42 - 10/01/44 " §	653,786	664,414
2.148% due 02/01/36 " §	99,584	101,291
2.195% due 01/01/25 " §	63,547	64,839
2.223% due 11/01/35 " §	214,044	225,233
2.247% due 12/01/34 " §	225,369	237,794
2.294% due 12/01/22 " §	20,458	21,742
2.534% due 08/01/17 " §	301,237	308,965
2.640% due 05/01/35 " §	68,460	73,227
2.735% due 03/01/35 " §	70,225	70,901
2.769% due 03/01/35 " §	643,024	685,861
2.830% due 03/01/35 " §	190,423	197,159
3.120% due 04/01/35 " §	833,138	881,323
3.424% due 03/01/18 " §	136,646	143,668
3.613% due 07/01/26 " §	14,989	15,125
4.997% due 08/01/24 " §	16,298	16,490
5.169% due 10/01/35 " §	375,137	396,820
5.273% due 09/01/35 " §	386,294	413,255
5.326% due 11/01/35 " §	657,079	709,912
5.352% due 01/01/36 " §	662,843	715,757
5.532% due 03/01/36 " §	549,628	595,960

		6,539,736

Freddie Mac - 0.1%
2.367% due 01/01/34 " §	464,139	491,849
2.493% due 08/01/35 " §	33,331	35,371
5.084% due 10/01/35 " §	315,489	338,404
5.683% due 03/01/36 " §	282,699	307,025

		1,172,649

Government National Mortgage Association - 0.0%
1.625% due 09/20/22 - 11/20/26 " §	138,313	143,217
2.000% due 10/20/24 - 01/20/27 " §	68,477	71,092
2.375% due 05/20/23 - 05/20/26 " §	44,287	46,039
2.500% due 02/20/25 " §	27,964	29,229

		289,577

Total Mortgage-Backed Securities (Cost $172,973,472)		155,688,276

ASSET-BACKED SECURITIES - 2.2%
Alzette European SA CLO (Luxembourg) 0.788% due 12/15/20 " § ~	1,079,668	1,061,940
AMMC CLO (Cayman) 0.692% due 05/03/18 " § ~	673,198	663,064
Amortizing Residential Collateral Trust 0.825% due 07/25/32 " §	125,612	101,394
Aquilae PLC CLO (Ireland) 1.754% due 01/17/23 " § ~	EUR 473,248	556,361
Asset-Backed Securities Corp Home Equity 0.325% due 05/25/37 " §	$230,635	175,507
Bear Stearns Asset-Backed Securities Trust 0.295% due 11/25/36 " §	2,993	2,971
0.315% due 12/25/36 " §	237,592	223,628
0.355% due 11/25/36 " §	1,111,985	651,111
0.905% due 10/25/32 " §	59,388	51,312
1.245% due 10/25/37 " §	2,423,882	1,536,026
Citigroup Mortgage Loan Trust Inc 0.285% due 12/25/36 " §	103,506	102,001
0.325% due 01/25/37 " §	678,132	284,731

	Principal Amount	Value
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	$131,061	$137,597
Countrywide Asset-Backed Certificates 0.325% due 10/25/47 " §	42,190	41,991
0.435% due 06/25/36 " §	712,062	651,887
0.495% due 04/25/36 " §	542,799	496,723
Credit-Based Asset Servicing & Securitization LLC 0.315% due 01/25/37 " §	297,416	61,990
Duane Street CLO (Cayman) 0.716% due 11/08/17 " § ~	1,858,800	1,828,098
Equity One Asset-Backed Securities Inc 0.545% due 04/25/34 " §	500,448	357,123
First Franklin Mortgage Loan Asset-Backed Certificates 0.615% due 12/25/34 " §	9,785	9,705
Freddie Mac Structured Pass-Through Securities 0.505% due 08/25/31 " §	247,507	241,124
Harbourmaster Ltd CLO (Netherlands) 0.922% due 06/15/20 " § ~	EUR 537,137	647,458
Harvest SA CLO (Luxembourg) 1.587% due 03/29/17 " § ~	471,803	587,726
Home Equity Asset Trust 0.305% due 05/25/37 " §	$193,603	190,676
HSBC Home Equity Loan Trust 0.554% due 01/20/35 " §	390,843	362,387
HSI Asset Securitization Corp Trust 0.295% due 10/25/36 " §	23,726	8,438
JPMorgan Mortgage Acquisition Corp 0.305% due 03/25/47 " §	117,796	99,404
LCM LP CDO (Cayman) 0.698% due 03/21/19 " § ~	600,000	571,000
Magnolia Funding Ltd (United Kingdom) 3.000% due 04/20/17 " ~	EUR 1,315,347	1,668,876
Morgan Stanley Asset-Backed Securities Capital I 0.285% due 01/25/37 " §	$11,421	11,382
Morgan Stanley IXIS Real Estate Capital Trust 0.295% due 11/25/36 " §	2,279	746
Nautique Funding Ltd CDO 0.717% due 04/15/20 " § ~	962,297	908,230
Navigare Funding Ltd CLO 0.727% due 05/20/19 " § ~	858,338	843,235
New Century Home Equity Loan Trust 0.425% due 05/25/36 " §	1,049,142	575,938
NYLIM Flatiron Ltd CLO (Cayman) 0.686% due 08/08/20 " § ~	1,300,000	1,245,094
Park Place Securities Inc 0.505% due 09/25/35 " §	107,892	100,905
Penta SA CLO (Luxembourg) 1.166% due 06/04/24 " § ~	EUR 4,841,537	5,576,277
Popular ABS Mortgage Pass-Through Trust 0.335% due 06/25/47 " §	$2,301,219	1,834,971
Renaissance Home Equity Loan Trust 1.005% due 12/25/32 " §	217,275	149,475
Securitized Asset-Backed Receivables LLC
0.285% due 01/25/37 " §	179,938	150,029
SLC Student Loan Trust 0.577% due 08/15/19 " §	89,626	89,636
SLM Student Loan Trust 0.932% due 09/15/21 " § ~	EUR 781,545	967,450
0.981% due 10/25/23 " § ~	5,000,000	5,921,271
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$4,319,833	4,928,032
Soundview Home Equity Loan Trust 0.305% due 11/25/36 " § ~	198,534	54,460

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Specialty Underwriting & Residential Finance 0.305% due 01/25/38 " §	$63,288	$57,749
Structured Asset Securities Corp 1.745% due 04/25/35 " §	1,933,131	1,652,538
Wood Street BV CLO (Netherlands) 1.347% due 03/29/21 " § ~	EUR 1,284,308	1,563,762

Total Asset-Backed Securities (Cost $43,884,398)		40,003,429

U.S. GOVERNMENT AGENCY ISSUE - 1.0%
Fannie Mae 2.700% due 03/28/22	$18,200,000	18,307,016

Total U.S. Government Agency Issue (Cost $18,333,171)		18,307,016

U.S. TREASURY OBLIGATIONS - 86.0%
U.S. Treasury Inflation Protected Securities - 86.0%
0.125% due 04/15/16 ^ ‡	68,473,296	71,358,250
0.125% due 04/15/17 ^ ‡	35,451,850	37,468,174
0.500% due 04/15/15 ^	18,312,600	19,032,230
0.625% due 07/15/21 ^ ‡	166,289,760	185,526,539
1.125% due 01/15/21 ^	29,289,845	33,777,137
1.250% due 04/15/14 ^	43,483	44,927
1.250% due 07/15/20 ^	42,446,481	49,394,260
1.375% due 07/15/18 ^	3,157,965	3,611,183
1.375% due 01/15/20 ^	17,628,657	20,537,386
1.625% due 01/15/15 ^	52,549,468	55,889,775
1.625% due 01/15/18 ^	1,229,950	1,405,795
1.750% due 01/15/28 ^	20,107,493	25,264,743
1.875% due 07/15/13 ^ ‡	97,646,155	100,090,489
1.875% due 07/15/15 ^	4,258,008	4,635,574
1.875% due 07/15/19 ^	6,906,647	8,276,104
2.000% due 01/15/14 ^	2,490,200	2,587,475
2.000% due 07/15/14 ^	23,311,741	24,721,379
2.000% due 01/15/16 ^	68,452,538	75,836,689
2.000% due 01/15/26 ^	191,847,929	245,334,165
2.125% due 01/15/19 ^	15,537,475	18,624,336
2.125% due 02/15/40 ^	13,794,754	19,657,524
2.375% due 01/15/17 ^	14,819,122	17,120,724
2.375% due 01/15/25 ^	65,341,705	86,270,004
2.375% due 01/15/27 ^ ‡	133,640,653	179,773,544
2.500% due 07/15/16 ^	569,595	652,765
2.500% due 01/15/29 ^ ‡	14,080,167	19,591,229
3.375% due 04/15/32 ^	1,347,965	2,179,175
3.625% due 04/15/28 ^	51,360,986	79,407,120
3.875% due 04/15/29 ^	92,737,178	150,284,153

		1,538,352,848

Total U.S. Treasury Obligations (Cost $1,487,415,474)		1,538,352,848

FOREIGN GOVERNMENT BONDS & NOTES - 3.5%
Australia Government Index-Linked Bond (Australia)
2.500% due 09/20/30 ^	AUD 3,100,000	4,222,376
4.000% due 08/20/20 ^	10,000,000	19,741,536
Canada Government Index-Linked Bond (Canada)
1.500% due 12/01/44 ^	CAD 5,992,907	7,646,386
2.000% due 12/01/41 ^	769,013	1,080,274
3.000% due 12/01/36 ^	3,677,654	5,867,521
4.250% due 12/01/21 ^	882,432	1,228,722

	Principal Amount	Value
New South Wales Treasury Corp Index-Linked (Australia)
2.500% due 11/20/35 ^	AUD 1,100,000	$1,320,671
2.750% due 11/20/25 ^	14,400,000	18,544,967
South Africa Government Bond - CPI Linked (South Africa)
2.750% due 01/31/22 ^	ZAR 3,318,395	433,119
United Kingdom Gilt Inflation-Linked Bond (United Kingdom) 0.375% due 03/22/62 ^ ~	GBP 1,130,855	2,017,183

Total Foreign Government Bonds & Notes (Cost $48,053,650)		62,102,755

PURCHASED OPTIONS - 0.1% (See Note (j) in Notes to Schedule of Investments)
(Cost $1,426,765)		1,167,376

SHORT-TERM INVESTMENTS - 35.0%
Foreign Government Issues - 7.9%
Japan Treasury Discount Bills (Japan) 0.100% due 08/13/12	JPY 670,000,000	8,380,828
0.101% due 07/30/12	10,590,000,000	132,472,056

		140,852,884

U.S. Treasury Bills - 0.5%
0.070% due 07/26/12 ‡	$30,000	29,998
0.124% due 09/13/12 ‡	1,158,000	1,157,824
0.140% due 02/07/13 ‡	80,000	79,923
0.170% due 03/07/13 ‡	342,000	341,624
0.172% due 05/30/13 ‡	560,000	559,033
0.180% due 04/04/13	1,190,000	1,188,428
0.185% due 05/02/13 ‡	5,661,000	5,652,169

		9,008,999

U.S. Government Agency Issues - 17.7%
Fannie Mae 0.165% due 12/19/12	20,062,000	20,050,645
Federal Home Loan Bank 0.040% due 07/10/12	100,000,000	99,999,000
Freddie Mac 0.130% due 10/25/12	132,300,000	132,266,131
0.130% due 11/01/12	11,200,000	11,196,203
0.160% due 12/10/12	2,391,000	2,389,718
0.160% due 12/17/12	25,947,000	25,932,470
0.160% due 01/03/13	4,300,000	4,297,128
0.170% due 12/17/12	20,500,000	20,488,520

		316,619,815

Repurchase Agreements - 8.9%
Barclays PLC 0.140% due 07/03/12 (Dated 06/25/12, repurchase price of $4,100,112; collateralized by U.S. Treasury Inflation Protected Security: 1.875% due 07/18/13 and value $5,239,108)	4,100,000	4,100,000
Barclays PLC 0.180% due 07/06/12 (Dated 06/29/12, repurchase price of $109,003,815; collateralized by U.S. Treasury Inflation Protected Security: 3.625% - 3.875% due 04/15/28 - 04/15/29 value $156,945,918)	109,000,000	109,000,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $5,799,348; collateralized by Federal Home Loan Bank: 0.370% due 05/01/13 and value $5,917,388)	$5,799,343	$5,799,343
Royal Bank of Canada 0.200% due 07/02/12 (Dated 06/29/12, repurchase price of $15,000,250; collateralized by U.S. Treasury Bonds: 1.500% due 07/31/16 and value $15,316,426)	15,000,000	15,000,000
The Toronto Dominion Bank 1.010% due 07/05/12 (Dated 06/20/12, repurchase price of $10,710,522; collateralized by Canadian Government Bonds: 5.750% due 06/01/33 and value $11,173,710)	CAD 10,900,000	10,706,217
UBS AG 0.200% due 07/02/12 (Dated 06/29/12, repurchase price of $14,900,248; collateralized by U.S. Treasury Bonds: 4.500% due 05/15/38 and value $15,234,821)	$14,900,000	14,900,000

		159,505,560

Total Short-Term Investments (Cost $623,720,674)		625,987,258

TOTAL INVESTMENTS - 158.3% (Cost $2,780,417,766)		2,831,234,816

OTHER ASSETS & LIABILITIES, NET - (58.3%)		(1,042,434,298)

NET ASSETS - 100.0%		$1,788,800,518

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	86.0%
Short-Term Investments	35.0%
Corporate Bonds & Notes	21.4%
Mortgage-Backed Securities	8.7%
Foreign Government Bonds & Notes	3.5%
Asset-Backed Securities	2.2%
U.S. Government Agency Issue	1.0%
Equity Securities	0.2%
Senior Loan Notes	0.2%
Purchased Options	0.1%

	158.3%
Other Assets & Liabilities, Net	(58.3%	)

	100.0%

(b)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	8.5%
A-1 (Short-Term Debt only)	6.0%
AA/U.S. Government & Agency Issues	70.7%
A	2.1%
BBB	2.4%
BB	0.6%
B	1.1%
CCC	0.1%
CC	0.9%
C	0.1%
D	0.1%
Not Rated	7.4%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $1,749,105 or 0.1% of the net assets were in default as of June 30, 2012.

(e)	As of June 30, 2012, 0.2% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	As of June 30, 2012, investments with total aggregate values of $615,131, $11,836,914 and $2,106,615 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, swap contracts, and delayed delivery securities, respectively.

(g)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Eurodollar (03/15)	179	$179,000,000	$286,208
Eurodollar (06/15)	86	86,000,000	163,287

			449,495

Short Futures Outstanding
Euro-Bund 10-Year Notes (09/12)	17	EUR 1,700,000	90,129

Total Futures Contracts			$539,624

(h)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2012 was $666,210,947 at a weighted average interest rate of 0.200%.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(i)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Sell	AUD	46,404,000	07/12	JPM	($2,280,709)
Sell	AUD	706,000	07/12	MSC	(22,591)
Buy	BRL	3,656,928	08/12	BRC	49,046
Buy	BRL	2,353,440	08/12	HSB	(35,777)
Buy	BRL	2,480,971	08/12	HSB	28,312
Buy	BRL	11,478,811	08/12	UBS	177,454
Sell	BRL	4,826,826	08/12	BRC	(29,783)
Sell	BRL	6,422,587	08/12	BRC	107,685
Sell	BRL	2,299,923	08/12	GSC	(6,732)
Sell	CAD	10,900,000	07/12	RBC	(16,436)
Sell	CAD	16,583,000	09/12	UBS	(127,043)
Sell	CNY	32,000	02/13	JPM	11
Buy	EUR	85,783,000	07/12	BNP	1,501,134
Buy	EUR	607,000	07/12	BRC	(34,982)
Buy	EUR	3,160,000	07/12	BRC	29,401
Buy	EUR	82,000	07/12	CSF	(3,648)
Buy	EUR	2,368,000	07/12	DUB	63,318
Buy	EUR	17,967,000	07/12	JPM	(773,595)
Buy	EUR	5,058,000	07/12	RBC	(212,269)
Sell	EUR	18,850,000	07/12	BNP	(331,457)
Sell	EUR	12,873,000	07/12	BOA	536,750
Sell	EUR	3,200,000	07/12	BRC	(66,804)
Sell	EUR	16,755,000	07/12	CIT	(198,500)
Sell	EUR	8,818,000	07/12	CSF	(78,826)
Sell	EUR	17,999,000	07/12	GSC	(3,675)
Sell	EUR	13,620,000	07/12	HSB	(79,680)
Sell	EUR	12,022,000	07/12	JPM	(168,414)
Sell	EUR	359,000	07/12	UBS	20,239
Sell	EUR	85,783,000	08/12	BNP	(1,498,560)
Buy	EUR	1,029,000	09/12	BRC	(3,691)
Buy	EUR	11,582,000	09/12	CIT	216,973
Buy	EUR	522,000	09/12	CSF	1,302
Buy	EUR	485,000	09/12	JPM	5,225
Buy	EUR	3,938,000	09/12	RBC	27,009
Buy	EUR	111,000	09/12	RBS	592
Buy	GBP	72,000	07/12	BNP	78
Buy	GBP	1,361,000	07/12	HSB	28,447
Buy	GBP	2,253,000	07/12	JPM	21,618
Buy	GBP	2,507,000	07/12	MSC	26,928
Buy	GBP	458,000	07/12	RBC	4,388
Buy	GBP	4,665,000	07/12	UBS	26,362
Sell	GBP	1,314,000	07/12	BNP	(35,993)
Sell	GBP	5,001,000	07/12	GSC	59,882
Sell	GBP	5,001,000	07/12	HSB	52,880
Sell	GBP	4,665,000	08/12	UBS	(26,450)
Buy	IDR	466,375	07/12	JPM	-
Buy	IDR	466,375	07/12	UBS	-
Sell	IDR	466,375	07/12	JPM	-
Sell	IDR	466,375	07/12	UBS	-
Buy	INR	1,358,749,340	07/12	UBS	(5,083,028)
Sell	INR	628,462,400	07/12	BRC	878,615
Sell	INR	83,790,207	07/12	DUB	15,172
Sell	INR	44,894,850	07/12	GSC	2,460
Sell	INR	86,130,560	07/12	HSB	22,332
Sell	INR	515,471,323	07/12	JPM	724,845
Sell	JPY	4,120,000,000	07/12	CSF	(747,727)
Sell	JPY	2,350,000,000	07/12	DUB	(430,426)
Sell	JPY	4,120,000,000	07/12	JPM	(735,190)
Sell	JPY	670,000,000	08/12	UBS	25,556
Sell	JPY	376,983,000	09/12	BNP	97,408
Buy	KRW	479,697	07/12	UBS	(7)
Sell	KRW	479,697	07/12	BRC	(3)
Buy	KRW	479,697	09/12	BRC	3
Buy	MXN	920,689	08/12	JPM	(1,701)
Sell	PHP	10,100	10/12	CIT	(7)
Buy	SGD	851	08/12	UBS	(17)
Sell	ZAR	3,561,295	07/12	HSB	(9,992)

Total Forward Foreign Currency Contracts					($8,292,288)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(j)	Purchased options outstanding as of June 30, 2012 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap r	Receive	3.875%	04/14/14	DUB	$7,900,000	$401,715	$221,225

Straddle Options

Description	Counter- party	Exercise Price (1)	Expiration Date	Notional Amount	Cost	Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement r	BOA	$-	09/19/12	$4,700,000	$414,070	$382,572
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement r	GSC	-	09/19/12	800,000	69,760	65,119
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement r	DUB	-	12/10/12	3,600,000	303,000	280,384
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement r	MSC	-	12/10/12	600,000	51,000	46,730
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement r	RBS	-	12/10/12	2,200,000	187,220	171,346

					$1,025,050	$946,151

(1) Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Purchased Options					$1,426,765	$1,167,376

(k)	Transactions in written options for the period ended June 30, 2012 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2011	-	1,469,500,000	$8,667,006
Call Options Written	50	128,000,000	1,406,999
Put Options Written	50	167,200,000	2,707,607
Call Options Closed	(50)	(139,500,000)	(708,439)
Put Options Closed	(50)	(1,035,600,000)	(8,408,285)

Outstanding, June 30, 2012	-	589,600,000	$3,664,888

(l)	Premiums received and value of written options outstanding as of June 30, 2012 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$9,800,000	$73,500	($21,040)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	26,500,000	227,900	(39,042)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(141,479)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(14,533)

						$1,223,790	($216,094)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.500%	09/24/12	DUB	$41,800,000	$357,680	($982,881)
Call - OTC 1-Year Interest Rate Swap	Receive	0.795%	10/11/12	GSC	6,100,000	-	(17,190)
Call - OTC 1-Year Interest Rate Swap	Receive	0.795%	10/11/12	JPM	31,300,000	-	(88,206)
Call - OTC 2-Year Interest Rate Swap	Receive	1.056%	10/11/12	MSC	40,600,000	-	(390,434)
Call - OTC 2-Year Interest Rate Swap	Receive	0.915%	11/14/12	MSC	46,300,000	-	(317,248)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	CIT	21,600,000	254,880	(611,381)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	DUB	8,000,000	86,000	(226,438)

						698,560	(2,633,778)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	$8,300,000	$54,780	($1)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	14,800,000	100,640	(2)
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	09/24/12	DUB	41,800,000	566,280	(20,327)
Put - OTC 1-Year Interest Rate Swap	Pay	0.795%	10/11/12	GSC	6,100,000	-	(845)
Put - OTC 1-Year Interest Rate Swap	Pay	0.795%	10/11/12	JPM	31,300,000	-	(4,338)
Put - OTC 2-Year Interest Rate Swap	Pay	1.056%	10/11/12	MSC	40,600,000	-	(4,726)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	46,300,000	-	(17,094)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	CIT	21,600,000	406,080	(74,110)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	DUB	8,000,000	160,000	(27,448)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	6,000,000	56,358	(11,545)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	33,200,000	398,400	(187,756)

						1,742,538	(348,192)

						$2,441,098	($2,981,970)

Total Written Options						$3,664,888	($3,198,064)

(m)	Swap agreements outstanding as of June 30, 2012 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UST Inc 6.625% due 07/15/12	0.340%	09/20/12	BOA	0.129%	$8,900,000	($5,168)	$-	($5,168)
Starwoods Hotel & Resorts Worldwide Inc 6.250% due 02/15/13	2.370%	03/20/13	BOA	0.398%	3,000,000	(45,099)	-	(45,099)
Rexam PLC 6.750% due 06/01/13	1.450%	06/20/13	BRC	0.403%	4,200,000	(44,835)	-	(44,835)
Embarq Corp 7.082% due 06/01/16	2.140%	06/20/13	MSC	0.387%	5,000,000	(88,956)	-	(88,956)
DISH DBS Corp 6.625% due 10/01/14	3.650%	12/20/13	BOA	1.462%	4,900,000	(162,086)	-	(162,086)
DISH DBS Corp 6.625% due 10/01/14	3.650%	12/20/13	CIT	1.462%	4,100,000	(135,623)	-	(135,623)
Centex Corp 5.250% due 06/15/15	1.000%	06/20/14	BNP	1.437%	3,500,000	28,777	(46,651)	75,428
Marsh & McLennan Cos Inc 5.750% due 09/15/15	0.600%	09/20/15	DUB	0.461%	3,000,000	(13,849)	-	(13,849)
Marsh & McLennan Cos Inc 5.750% due 09/15/15	0.830%	09/20/15	BOA	0.461%	3,000,000	(36,142)	-	(36,142)
Cardinal Health Inc 6.000% due 06/15/17	0.590%	06/20/17	DUB	0.490%	250,000	(1,257)	-	(1,257)
Temple-Inland Inc 6.625% due 01/15/18	1.000%	03/20/18	BOA	0.479%	4,000,000	(117,331)	208,974	(326,305)
Health Care Properties Inc 6.700% due 01/30/18	2.910%	03/20/18	GSC	1.608%	3,000,000	(212,144)	-	(212,144)
Con-way Inc 7.250% due 01/15/18	3.800%	03/20/18	UBS	2.435%	4,000,000	(288,281)	-	(288,281)

						($1,121,994)	$162,323	($1,284,317)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Petrobras International SP 8.375% due 12/10/18	1.000%	09/20/12	DUB	0.763%	$1,400,000	$1,152	($17,368)	$18,520
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	0.778%	4,400,000	40,670	-	40,670
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	BRC	1.136%	760,000	(2,816)	(14,482)	11,666
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	06/20/15	CIT	0.301%	3,000,000	63,067	24,378	38,689
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	06/20/15	DUB	0.301%	3,400,000	71,476	16,168	55,308
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.136%	3,000,000	(11,116)	(42,473)	31,357
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	1.136%	1,200,000	(4,447)	(13,657)	9,210
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	RBS	1.136%	2,300,000	(8,523)	(44,420)	35,897
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	12/20/15	CSF	0.373%	5,600,000	122,862	131,352	(8,490)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	12/20/15	DUB	0.373%	$4,400,000	$96,535	$102,119	($5,584)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	12/20/15	GSC	0.568%	600,000	9,107	12,651	(3,544)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	12/20/15	JPM	0.568%	7,200,000	109,288	165,512	(56,224)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	12/20/15	RBS	0.568%	4,300,000	65,270	96,630	(31,360)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	06/20/16	BNP	0.463%	2,900,000	62,130	65,790	(3,660)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/20	HSB	1.789%	8,040,000	(451,963)	(234,725)	(217,238)

						$162,692	$247,475	($84,783)

Total Credit Default Swaps						($959,302)	$409,798	($1,369,100)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - 3-Month USD-LIBOR	BNP	Pay	1.500%	11/02/12	$3,400,000	($2,435)	($1,768)	($667)
OTC - 3-Month USD-LIBOR	BRC	Pay	1.500%	11/02/12	3,300,000	(2,363)	(2,211)	(152)
OTC - BRL-CDI-Compounded r	BRC	Pay	9.970%	01/02/14	BRL 12,100,000	160,699	-	160,699
OTC - BRL-CDI-Compounded r	HSB	Pay	10.180%	01/02/14	14,400,000	220,506	66,177	154,329
OTC - BRL-CDI-Compounded r	MSC	Pay	10.220%	01/02/14	86,600,000	1,373,253	448,969	924,284
OTC - BRL-CDI-Compounded r	UBS	Pay	10.380%	01/02/14	17,500,000	289,090	63,818	225,272
OTC - BRL-CDI-Compounded	HSB	Pay	10.530%	01/02/14	40,800,000	693,527	176,375	517,152
OTC - BRL-CDI-Compounded	MSC	Pay	10.580%	01/02/14	12,200,000	213,340	57,308	156,032
CME - 3-Month USD-LIBOR	CME	Receive	2.250%	06/20/22	$4,800,000	(216,697)	75,600	(292,297)

Total Interest Rate Swaps						$2,728,920	$884,268	$1,844,652

Total Swap Agreements						$1,769,618	$1,294,066	$475,552

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(n)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$3,600,000	$3,600,000	$-	$-
	Corporate Bonds & Notes	383,215,507	-	383,215,507	-
	Senior Loan Notes	2,810,351	-	2,810,351	-
	Mortgage-Backed Securities	155,688,276	-	146,863,776	8,824,500
	Asset-Backed Securities	40,003,429	-	37,763,553	2,239,876
	U.S. Government Agency Issue	18,307,016	-	18,307,016	-
	U.S. Treasury Obligations	1,538,352,848	-	1,538,352,848	-
	Foreign Government Bonds & Notes	62,102,755	-	62,102,755	-
	Short-Term Investments	625,987,258	-	625,987,258	-
	Derivatives:
	Credit Contracts
	Swaps	670,334	-	670,334	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,751,425	-	4,751,425	-
	Interest Rate Contracts
	Futures	539,624	539,624	-	-
	Purchased Options	1,167,376	-	221,225	946,151
	Swaps	2,950,415	-	2,950,415	-

	Total Interest Rate Contracts	4,657,415	539,624	3,171,640	946,151

	Total Assets - Derivatives	10,079,174	539,624	8,593,399	946,151

	Total Assets	2,840,146,614	4,139,624	2,823,996,463	12,010,527

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(1,629,636)	-	(1,629,636)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(13,043,713)	-	(13,043,713)	-
	Interest Rate Contracts
	Written Options	(3,198,064)	-	(2,981,970)	(216,094)
	Swaps	(221,495)	-	(221,495)	-

	Total Interest Rate Contracts	(3,419,559)	-	(3,203,465)	(216,094)

	Total Liabilities - Derivatives	(18,092,908)	-	(17,876,814)	(216,094)

	Total Liabilities	(18,092,908)	-	(17,876,814)	(216,094)

	Total	$2,822,053,706	$4,139,624	$2,806,119,649	$11,794,433

During the period ended June 30, 2012, an investment with a total aggregate value of $908,230 was transferred from level 3 to level 2 due to valuation being updated from a price determined by a valuation committee established under the Fund Procedures to an evaluated vendor price.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

	Corporate Bonds & Notes	Mortgage-Backed Securities	Asset-Backed Securities	Assets Derivatives Interest Rate Contracts Purchased Options	Liabilities Derivatives Interest Rate Contracts Written Options	Total
Value, Beginning of Period	$5,285,489	$21,644,080	$3,861,361	$-	($542,748)	$30,248,182
Purchases	-	-	-	1,025,050	-	1,025,050
Sales (includes paydowns)	(5,235,125)	(12,851,555)	(742,058)	-	-	(18,828,738)
Accrued Discounts (Premiums)	(29,742)	-	7,946	-	-	(21,796)
Net Realized Gains (Losses)	20,105	70,644	(20,439)	-	-	70,310
Change in Net Unrealized Appreciation (Depreciation)	(40,727)	(38,669)	41,296	(78,899)	326,654	209,655
Transfers In	-	-	-	-	-	-
Transfers Out	-	-	(908,230)	-	-	(908,230)

Value, End of Period	$-	$8,824,500	$2,239,876	$946,151	($216,094)	$11,794,433

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$8,526	$20,554	($78,899)	$326,654	$276,835

Additional required information about certain Level 3 fair value measurements of the portfolio as of June 30, 2012 were as follows:

	Value at 06/30/2012	Valuation Technique	Unobservable Input	Range (Weighted Average)
Mortgage-Backed Securities	$17,649	Benchmark	Base Rate	NA - (one security)
Asset-Backed Securities	2,239,876	Benchmark	Base Rate	95.29 - 100.40 (97.84)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 41.7%
U.S. Treasury Inflation Protected Securities - 41.7%
0.125% due 04/15/16 ^	$26,004,886	$27,097,897
0.125% due 04/15/17 ^	2,147,369	2,269,501
0.125% due 01/15/22 ^	19,759,770	20,949,980
0.500% due 04/15/15 ^	23,079,184	23,986,127
0.625% due 07/15/21 ^	4,715,911	5,261,924
0.750% due 02/15/42 ^	6,526,342	6,886,308
1.125% due 01/15/21 ^	6,425,887	7,410,352
1.250% due 07/15/20 ^	15,454,578	17,980,443
1.375% due 07/15/18 ^	23,108,621	26,425,078
1.375% due 01/15/20 ^	29,203,781	34,022,404
1.625% due 01/15/15 ^	17,410,227	18,517,413
1.625% due 01/15/18 ^	25,719,141	29,396,181
1.750% due 01/15/28 ^	28,201,006	35,434,112
1.875% due 07/15/15 ^	2,590,288	2,819,974
1.875% due 07/15/19 ^	23,661,461	28,353,079
2.000% due 01/15/16 ^	31,516,745	34,907,253
2.000% due 01/15/26 ^	19,658,845	25,151,035
2.125% due 01/15/19 ^	22,395,395	26,844,733
2.125% due 02/15/40 ^	11,708,510	16,684,627
2.125% due 02/15/41 ^	9,265,851	13,278,400
2.375% due 01/15/17 ^	2,544,006	2,939,124
2.375% due 01/15/25 ^	48,808,195	64,442,094
2.375% due 01/15/27 ^	28,132,375	37,849,044
2.500% due 07/15/16 ^	2,939,110	3,368,267
2.500% due 01/15/29 ^	24,977,831	34,754,303
2.625% due 07/15/17 ^	13,364,882	15,897,941
3.375% due 04/15/32 ^	9,915,318	16,029,510
3.625% due 04/15/28 ^	24,991,919	38,639,857
3.875% due 04/15/29 ^	30,396,271	49,260,957

		666,857,918

Total U.S. Treasury Obligations (Cost $622,263,337)		666,857,918

FOREIGN GOVERNMENT BONDS & NOTES - 26.5%
Canada Government Index-Linked Bond (Canada)
1.500% due 12/01/44 ^	CAD 5,284,750	6,742,845
2.000% due 12/01/41 ^	7,140,835	10,031,116
4.000% due 12/01/31 ^	6,685,250	11,290,593
4.250% due 12/01/21 ^	66,182,400	92,154,165
4.250% due 12/01/26 ^	6,956,000	10,987,214
Sweden Government Index-Linked Bond (Sweden)
0.000% due 04/01/14 ^	SEK 71,000,000	13,183,464
4.000% due 12/01/20 ^	100,000,000	24,673,832
United Kingdom Gilt Inflation-Linked Bond (United Kingdom)
0.625% due 03/22/40 ^	GBP 11,197,100	20,252,731
1.250% due 11/22/55 ^	8,829,870	20,592,631
2.500% due 08/16/13 ^	13,900,000	61,203,339
2.500% due 07/26/16 ^	23,000,000	123,288,758
2.500% due 04/16/20 ^	5,000,000	28,678,865

Total Foreign Government Bonds & Notes (Cost $428,575,629)		423,079,553

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 34.0%
U.S. Government Agency Issues - 18.6%
Fannie Mae 0.081% due 10/15/12	$135,000,000	$134,968,545
Freddie Mac
0.051% due 07/05/12	43,000,000	42,999,761
0.091% due 10/11/12	20,000,000	19,995,520
0.101% due 10/11/12	100,000,000	99,977,600

		297,941,426

Repurchase Agreement - 15.4%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $246,171,411; collateralized by U.S. Treasury Bills: 0.000% due 06/27/13 and value $12,554,840; and U.S. Treasury Notes: 1.125% - 3.500% due 05/31/13 - 11/30/14 and value $238,544,378)	246,171,205	246,171,205

Total Short-Term Investments (Cost $544,105,733)		544,112,631

TOTAL INVESTMENTS - 102.2% (Cost $1,594,944,699)		1,634,050,102

OTHER ASSETS & LIABILITIES, NET - (2.2%)		(34,696,466)

NET ASSETS - 100.0%		$1,599,353,636

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	41.7%
Short-Term Investments	34.0%
Foreign Government Bonds & Notes	26.5%

	102.2%
Other Assets & Liabilities, Net	(2.2%	)

	100.0%

(b)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	10.4%
A-1 (Short-Term Debt only)	15.1%
AA/U.S. Government & Agency Issues	59.0%
Not Rated	15.5%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Buy	CAD	32,000,000	08/12	UBS	($21,786)
Sell	CAD	3,883,123	08/12	CSF	124,052
Sell	CAD	44,202,593	08/12	JPM	887,218
Sell	CAD	116,204,309	08/12	UBS	3,185,609
Buy	GBP	34,950,000	08/12	UBS	383,898
Sell	GBP	17,567,379	08/12	JPM	880,895
Sell	GBP	38,520,000	08/12	JPM	(535,190)
Sell	GBP	106,585,743	08/12	UBS	5,234,280
Sell	GBP	34,800,000	08/12	UBS	(409,742)
Sell	SEK	247,803,195	08/12	CSF	762,364

Total Forward Foreign Currency Contracts					$10,491,598

(e)	Transactions in written options for the period ended June 30, 2012 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2011	-	$-
Call Options Written	1,143	618,567
Put Options Written	1,824	1,798,135
Call Options Closed	(343)	(264,917)
Put Options Closed	(1,824)	(1,798,135)

Outstanding, June 30, 2012	800	$353,650

(f)	Premiums received and value of written options outstanding as of June 30, 2012 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - CME 5-Year U.S. Treasury Note Futures (07/12)	$124.00	07/27/12	CIT	800	$353,650	($200,000)

Total Written Options					$353,650	($200,000)

(g)	Swap agreements outstanding as of June 30, 2012 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Interest from Barclays U.S. Inflation Linked Bonds	1-Month USD-LIBOR-1 bp	BRC	07/17/12	$442,458,713	($2,220,099)	$-	($2,220,099)

Total Swap Agreements					($2,220,099)	$-	($2,220,099)

(h)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$666,857,918	$-	$666,857,918	$-
	Foreign Government Bonds & Notes	423,079,553	-	423,079,553	-
	Short-Term Investments	544,112,631	-	544,112,631	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	11,458,316	-	11,458,316	-

	Total Assets	1,645,508,418	-	1,645,508,418	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(966,718)	-	(966,718)	-
	Interest Rate Contracts
	Written Options	(200,000)	(200,000)	-	-
	Swaps	(2,220,099)	-	(2,220,099)	-

	Total Interest Rate Contracts	(2,420,099)	(200,000)	(2,220,099)	-

	Total Liabilities - Derivatives	(3,386,817)	(200,000)	(3,186,817)	-

	Total Liabilities	(3,386,817)	(200,000)	(3,186,817)	-

	Total	$1,642,121,601	($200,000)	$1,642,321,601	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.0%
Financials - 1.0%
Wells Fargo & Co 7.500%	50,000	$56,250,000

Total Convertible Preferred Stocks (Cost $37,049,553)		56,250,000

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Ally Financial Inc ~	2,000	1,781,938
DG Funding Trust ~ r	233	1,737,837

		3,519,775

Total Preferred Stocks (Cost $3,835,681)		3,519,775

	Principal Amount
CORPORATE BONDS & NOTES - 25.3%
Consumer Discretionary - 0.5%
Comcast Corp 7.050% due 03/15/33	$3,000,000	3,803,829
Corporacion GEO SAB de CV (Mexico) 9.250% due 06/30/20 ~	2,600,000	2,730,000
Cox Communications Inc 6.800% due 08/01/28	110,000	126,749
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	10,000,000	10,963,480
The Black & Decker Corp 4.750% due 11/01/14	6,000,000	6,473,910
Yum! Brands Inc 6.250% due 03/15/18	3,200,000	3,798,342

		27,896,310

Consumer Staples - 0.9%
Kraft Foods Inc
6.125% due 02/01/18	15,300,000	18,365,248
6.500% due 08/11/17	5,000,000	6,075,895
6.875% due 02/01/38	2,600,000	3,416,127
Reynolds American Inc 7.625% due 06/01/16	4,100,000	4,947,421
Reynolds Group Issuer Inc 6.875% due 02/15/21 ~	8,000,000	8,360,000
The Clorox Co 5.950% due 10/15/17	5,000,000	5,824,605
The Kroger Co 5.500% due 02/01/13	2,900,000	2,977,369

		49,966,665

Energy - 2.8%
Cameron International Corp 1.397% due 06/02/14 §	6,100,000	6,094,528
CNOOC Finance 2012 Ltd (United Kingdom) 3.875% due 05/02/22 ~	28,900,000	29,976,149
Gaz Capital SA (Luxembourg)
5.092% due 11/29/15 ~	500,000	528,750
5.875% due 06/01/15 ~	EUR 1,800,000	2,476,714
8.146% due 04/11/18 ~	$10,800,000	12,913,798
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,573,280
NGPL PipeCo LLC 7.119% due 12/15/17 ~	18,800,000	18,894,000

	Principal Amount	Value
Novatek Finance Ltd (Ireland) 5.326% due 02/03/16 ~	$2,000,000	$2,090,240
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman)
6.350% due 06/30/21 ~	4,312,000	4,538,380
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	17,400,000	18,853,144
5.875% due 03/01/18	11,600,000	12,921,750
7.875% due 03/15/19	2,100,000	2,566,198
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	8,600,000	9,761,000
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
4.500% due 09/30/12 ~	1,900,000	1,919,000
6.332% due 09/30/27 ~ r	2,600,000	2,985,770
6.750% due 09/30/19 ~	2,600,000	3,125,964
Reliance Holdings USA Inc 4.500% due 10/19/20 ~ r	4,000,000	3,768,068
TNK-BP Finance SA (Luxembourg)
7.250% due 02/02/20 ~	1,400,000	1,579,368
7.500% due 07/18/16 ~	400,000	446,520
7.875% due 03/13/18 ~	4,700,000	5,399,125
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 8.700% due 08/07/18 ~	2,800,000	3,500,700
Transocean Inc (Cayman) 4.950% due 11/15/15	6,400,000	6,897,139

		153,809,585

Financials - 18.3%
Abbey National Treasury Services PLC (United Kingdom) 2.046% due 04/25/14 §	9,000,000	8,616,546
Allstate Life Global Funding Trusts 5.375% due 04/30/13	12,018,000	12,506,219
Ally Financial Inc
3.667% due 02/11/14 §	29,200,000	29,134,008
3.868% due 06/20/14 §	9,500,000	9,457,060
4.500% due 02/11/14	9,600,000	9,756,000
5.500% due 02/15/17	9,200,000	9,358,038
7.500% due 09/15/20	2,900,000	3,269,750
American Express Bank FSB 5.500% due 04/16/13	17,800,000	18,467,874
American Express Centurion Bank 6.000% due 09/13/17	33,000,000	39,034,479
American International Group Inc
5.050% due 10/01/15	7,200,000	7,650,281
5.450% due 05/18/17	4,400,000	4,788,898
5.600% due 10/18/16	6,820,000	7,425,568
5.850% due 01/16/18	23,900,000	26,497,571
8.000% due 05/22/68 § ~	EUR 5,600,000	6,867,105
Australia & New Zealand Banking Group Ltd (Australia) 2.125% due 01/10/14 ~	$5,400,000	5,466,458
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	1,500,000	1,593,750
Banco Santander Brazil SA (Brazil)
2.568% due 03/18/14 § ~	13,000,000	12,517,492
4.250% due 01/14/16 ~	8,400,000	8,337,000
4.500% due 04/06/15 ~	1,000,000	1,005,000
Bank of America Corp
0.797% due 08/15/16 §	2,800,000	2,378,743
1.886% due 01/30/14 §	23,600,000	23,364,330
4.500% due 04/01/15	5,900,000	6,086,192
5.650% due 05/01/18	25,300,000	27,100,196
6.000% due 09/01/17	1,480,000	1,599,683
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,840,136
Bank of India (India)
4.750% due 09/30/15 ~	2,700,000	2,719,915
6.250% due 02/16/21 ~	7,000,000	7,001,029

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	$4,200,000	$4,448,375
Bank of Nova Scotia (Canada)
0.716% due 08/09/12	5,400,000	5,400,427
1.650% due 10/29/15 ~	4,200,000	4,298,381
1.950% due 01/30/17 ~	600,000	618,720
Banque PSA Finance SA (France) 2.361% due 04/04/14 § ~	9,300,000	9,049,616
Barclays Bank PLC (United Kingdom)
2.375% due 01/13/14	1,600,000	1,604,499
5.450% due 09/12/12	23,200,000	23,406,248
10.179% due 06/12/21 ~	19,520,000	23,135,592
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,218,000
BNP Paribas SA (France) 1.369% due 01/10/14 §	16,200,000	15,868,548
BPCE SA (France) 2.375% due 10/04/13 ~	1,700,000	1,673,114
CCCA LLC 7.900% due 10/15/12 ~	100,000	101,797
CIT Group Inc 5.250% due 04/01/14 ~	1,700,000	1,768,000
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,238,492
Citigroup Capital XXI 8.300% due 12/21/77 §	62,050,000	62,360,250
Citigroup Inc
0.738% due 06/09/16 §	15,900,000	13,786,190
5.500% due 04/11/13	10,200,000	10,490,802
5.875% due 05/29/37	1,800,000	1,970,334
8.500% due 05/22/19	11,500,000	14,229,743
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,662,571
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	3,700,000	3,725,719
Daimler Finance North America LLC 6.500% due 11/15/13	6,500,000	6,970,392
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,087,924
Export-Import Bank of Korea (South Korea)
4.000% due 01/29/21	1,900,000	1,972,143
5.125% due 06/29/20	6,800,000	7,622,882
Ford Motor Credit Co LLC
2.750% due 05/15/15	5,800,000	5,851,864
7.000% due 10/01/13	700,000	748,710
7.000% due 04/15/15	500,000	556,940
8.000% due 12/15/16	500,000	592,854
12.000% due 05/15/15	3,300,000	4,125,000
General Electric Capital Corp
3.800% due 06/18/19 ~ r	12,300,000	12,437,108
6.875% due 01/10/39	6,900,000	8,943,780
GMAC International Finance BV (Netherlands)
7.500% due 04/21/15	EUR 13,000,000	17,232,935
Goldman Sachs Capital II 4.000% due 06/01/43 §	$13,500,000	9,156,645
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	3,900,000	3,937,518
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	8,500,000	9,472,298
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	26,603,079
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	2,500,000	2,543,395
Intesa Sanpaolo SPA (Italy) 2.867% due 02/24/14 § ~	9,100,000	8,549,113
JPMorgan Chase & Co
0.904% due 09/26/13 §	EUR 4,400,000	5,541,386
3.150% due 07/05/16	$23,985,000	24,698,650
7.900% § ±	3,615,000	3,976,847

	Principal Amount	Value
Lehman Brothers Holdings Inc 1.000% due 01/24/13 Y	$22,300,000	$5,212,625
Lloyds TSB Bank PLC (United Kingdom)
4.875% due 01/21/16	4,800,000	5,044,949
12.000% § ± ~	5,400,000	5,657,834
Merrill Lynch & Co Inc
6.050% due 08/15/12	500,000	502,765
6.875% due 04/25/18	11,100,000	12,441,235
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	600,000	619,960
National Australia Bank Ltd (Australia) 5.350% due 06/12/13 ~	6,700,000	6,982,546
National Bank of Canada (Canada) 2.200% due 10/19/16 ~	600,000	626,640
New York Life Global Funding 4.650% due 05/09/13 ~	1,510,000	1,558,098
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	22,500,000	24,422,467
Nykredit Realkredit AS (Denmark)
1.675% due 04/01/38 §	DKK 30,231,616	5,140,749
1.675% due 10/01/38 §	33,961,767	5,775,044
Principal Life Income Funding Trusts 5.300% due 04/24/13	$3,800,000	3,942,694
Realkredit Danmark AS (Denmark) 2.080% due 01/01/38 §	DKK 175,695,850	29,838,933
Santander Finance Preferred SA Unipersonal (Spain) 11.300% § ±	GBP 7,500,000	10,418,820
Sberbank of Russia (Luxembourg) 4.950% due 02/07/17 ~	$3,400,000	3,468,000
5.400% due 03/24/17 ~	4,400,000	4,581,368
6.125% due 02/07/22 ~	2,700,000	2,823,984
SLM Corp
0.766% due 01/27/14 §	9,200,000	8,791,722
4.875% due 12/17/12	GBP 2,015,000	3,147,905
5.000% due 10/01/13	$1,250,000	1,293,750
5.125% due 08/27/12	200,000	200,758
5.375% due 01/15/13	770,000	786,371
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	4,015,600
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,242,215
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 01/14/14 ~	2,400,000	2,425,702
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	4,000,000	4,492,916
The Bear Stearns Cos Inc
6.400% due 10/02/17	19,100,000	22,060,653
7.250% due 02/01/18	13,000,000	15,567,422
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% § ± ~	4,700,000	4,969,418
The Goldman Sachs Group Inc 6.250% due 09/01/17	27,000,000	29,401,758
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	6,600,000	6,728,634
4.875% due 08/25/14 ~	1,100,000	1,131,642
6.990% § ± ~	3,000,000	2,340,000
7.640% § ±	16,000,000	10,800,000
UBS AG (Switzerland)
1.466% due 01/28/14 §	1,300,000	1,293,465
5.875% due 12/20/17	24,700,000	27,635,595
Volkswagen International Finance NV (Netherlands) 0.911% due 10/01/12 § ~	21,000,000	21,015,204
Wachovia Bank NA 0.846% due 11/03/14 §	16,758,000	16,374,912
Westpac Banking Corp (Australia) 1.191% due 03/31/14 § ~	17,100,000	17,114,689

		1,009,405,244

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Health Care - 0.1%
UnitedHealth Group Inc 6.875% due 02/15/38	$2,700,000	$3,771,271

Industrials - 0.6%
CSX Corp 5.600% due 05/01/17	5,000,000	5,744,940
ERAC USA Finance LLC 6.375% due 10/15/17 ~	5,000,000	5,853,420
International Lease Finance Corp
5.750% due 05/15/16	1,500,000	1,523,700
6.375% due 03/25/13	4,500,000	4,612,500
Masco Corp 6.125% due 10/03/16	8,200,000	8,762,504
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	8,400,000	8,148,000
United Air Lines Inc
9.350% due 04/07/16 Y r	64,921	13,309
9.560% due 10/19/18 Y r	731,419	168,226
10.850% due 02/19/15 Y r	570,961	226,957

		35,053,556

Information Technology - 0.5%
Hewlett-Packard Co 0.747% due 05/24/13 §	25,500,000	25,451,091

Materials - 0.7%
Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	4,130,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	4,200,000	4,599,000
Gerdau Holdings Inc 7.000% due 01/20/20 ~	10,400,000	11,648,000
Gerdau Trade Inc (United Kingdom) 5.750% due 01/30/21 ~	1,200,000	1,249,800
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,757,303
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	11,659,610
Sealed Air Corp 5.625% due 07/15/13 ~	2,100,000	2,178,750
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	700,000	799,892
Xstrata Canada Corp (Canada) 5.375% due 06/01/15	60,000	65,113

		39,087,468

Telecommunication Services - 0.5%
AT&T Inc 6.300% due 01/15/38	6,800,000	8,510,377
BellSouth Corp 5.200% due 09/15/14	9,100,000	9,909,508
Qtel International Finance Ltd (Bermuda)
3.375% due 10/14/16 ~	300,000	312,450
4.750% due 02/16/21 ~	600,000	640,500
5.000% due 10/19/25 ~	7,000,000	7,507,500
U.S. West Communications Inc 6.875% due 09/15/33	1,386,000	1,386,000

		28,266,335

Utilities - 0.4%
Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	8,064,720
ENN Energy Holdings Ltd (Cayman) 6.000% due 05/13/21 ~	1,100,000	1,109,290

	Principal Amount	Value
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	$900,000	$970,310
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,209,500
TECO Finance Inc 6.750% due 05/01/15	5,600,000	6,363,577
The Tokyo Electric Power Co Inc (Japan)
1.500% due 05/30/14	JPY 8,000,000	95,723
1.850% due 07/28/14	36,000,000	431,712

		20,244,832

Total Corporate Bonds & Notes (Cost $1,319,001,138)		1,392,952,357

SENIOR LOAN NOTES - 0.3%
Consumer Discretionary - 0.0%
Yell Group PLC Term B1 (United Kingdom) 3.995% due 07/31/14 § r	$5,303,561	1,498,256

Financials - 0.3%
Springleaf Financial Funding Co 5.500% due 05/10/17 §	16,800,000	15,864,005

Total Senior Loan Notes (Cost $22,032,575)		17,362,261

MORTGAGE-BACKED SECURITIES - 73.1%
Collateralized Mortgage Obligations - Commercial - 3.3%
Banc of America Commercial Mortgage Inc 5.451% due 01/15/49 "	290,000	329,996
Bank of America Large Loan Inc 1.992% due 11/15/15 " § ~	4,397,688	4,169,230
BCRR Trust 5.858% due 07/17/40 " § ~	16,400,000	18,745,725
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	972,229
5.471% due 01/12/45 " §	1,300,000	1,497,323
5.700% due 06/11/50 "	6,900,000	7,988,223
7.000% due 05/20/30 " §	75,216	75,663
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322% due 12/11/49 "	235,000	262,180
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 "	2,400,000	2,710,691
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/21 " § ~	22,541,862	21,498,647
5.467% due 09/15/39 "	35,300,000	39,229,137
5.851% due 03/15/39 " §	400,000	441,147
European Loan Conduit (Ireland) 0.840% due 05/15/19 " § ~	EUR 561,931	608,010
GMAC Commercial Mortgage Securities Inc (IO)
1.076% due 05/15/35 " § r	$1,123,851	28,964
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	200,000	215,974
5.444% due 03/10/39 "	18,200,000	20,268,630
JPMorgan Chase Commercial Mortgage Securities Corp 5.924% due 02/12/49 " §	5,660,000	6,443,785
LB-UBS Commercial Mortgage Trust
5.318% due 02/15/40 "	39,028	39,337
5.866% due 09/15/45 " §	1,600,000	1,843,102

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Lehman Large Loan (IO) 0.828% due 10/12/34 " § r	$1,644,105	$283
Merrill Lynch Floating Trust 0.779% due 07/09/21 " § ~	11,107,811	10,889,848
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	7,600,000	8,378,453
Morgan Stanley Capital I Inc
5.731% due 07/12/44 " §	6,300,000	7,211,771
5.809% due 12/12/49 "	300,000	349,103
Morgan Stanley Reremic Trust 5.979% due 08/12/45 " § ~	700,000	796,620
Mortgage Capital Funding Inc (IO) 1.989% due 11/20/27 " § r	683	-
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/20 " § ~	12,691,715	11,823,837
5.342% due 12/15/43 "	16,200,000	17,547,856
5.678% due 05/15/46 "	215,000	248,449

		184,614,213

Collateralized Mortgage Obligations - Residential - 4.6%
Adjustable Rate Mortgage Trust
2.887% due 05/25/35 " §	109,619	109,474
3.124% due 09/25/35 " §	2,511,258	2,045,071
Arran Residential Mortgages Funding PLC (United Kingdom)
1.889% due 05/16/47 " § ~	EUR 878,199	1,113,631
2.089% due 05/16/47 " § ~	9,300,000	11,825,199
Banc of America Funding Corp
2.628% due 05/25/35 " §	$6,312,025	6,453,311
2.643% due 02/20/36 " §	4,667,690	4,298,049
5.700% due 01/20/47 " §	564,683	345,359
Banc of America Funding Corp (IO) 4.605% due 01/25/36 " § r	3,276,020	361,871
BCAP LLC Trust
0.415% due 01/25/37 " §	3,605,854	1,896,436
5.250% due 02/26/36 " ~	6,108,772	6,093,955
5.250% due 08/26/37 " ~	15,600,000	15,288,000
5.530% due 03/26/37 " § ~	1,000,000	780,000
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/35 " §	52,063	50,859
2.250% due 08/25/35 " §	1,819,250	1,695,036
2.400% due 10/25/35 " §	1,344,666	1,179,321
2.570% due 03/25/35 " §	7,011,132	6,870,313
2.634% due 04/25/33 " §	19,335	18,651
2.658% due 08/25/33 " §	6,099,609	6,108,920
2.814% due 01/25/35 " §	1,091,582	977,383
2.956% due 02/25/34 " §	895,925	835,022
Bear Stearns Alt-A Trust
1.085% due 11/25/34 " §	1,103,196	935,077
2.665% due 01/25/36 " § Y	4,642,605	2,303,855
2.828% due 11/25/36 " §	5,270,042	2,822,115
2.879% due 09/25/35 " §	7,416,801	5,109,004
2.883% due 05/25/35 " §	4,696,000	3,754,161
Bear Stearns Structured Products Inc
2.829% due 12/26/46 " §	1,728,666	969,407
2.846% due 01/26/36 " §	2,545,402	1,515,503
Citigroup Mortgage Loan Trust Inc
2.340% due 09/25/35 " §	2,193,641	1,934,909
2.530% due 10/25/35 " §	227,237	187,702
2.644% due 08/25/35 " §	2,182,337	1,302,395
Countrywide Alternative Loan Trust 0.525% due 02/25/37 " §	338,884	182,045
Countrywide Alternative Loan Trust (IO) 4.755% due 05/25/35 " § r	10,846,046	1,426,618
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/35 " §	2,458,057	1,541,471
0.585% due 06/25/35 " § ~	8,567,958	7,329,353
2.595% due 02/20/36 " §	2,797,507	2,083,347

	Principal Amount	Value
2.851% due 05/20/34 " §	$3,032,077	$2,752,223
2.902% due 08/25/34 " §	469,801	348,716
Credit Suisse First Boston Mortgage Securities Corp 0.888% due 03/25/32 " § ~	430,104	321,523
Downey Savings & Loan Association Mortgage Loan Trust 2.458% due 07/19/44 " §	1,804,361	1,445,048
Fannie Mae
0.305% due 07/25/37 " §	739,220	710,796
0.643% due 04/18/28 " §	223,786	224,683
0.693% due 10/18/30 " §	1,558	1,565
0.745% due 03/25/17 " §	50,282	50,650
0.845% due 05/25/40 " §	9,238,820	9,276,877
4.500% due 07/17/27 "	4,000,000	4,288,125
5.000% due 03/25/21 "	76,477	81,252
6.486% due 10/25/42 " §	2,039,183	2,302,472
Fannie Mae (IO) 6.455% due 10/25/35 " § r	20,216	3,321
First Horizon Alternative Mortgage Securities
2.592% due 06/25/34 " §	9,575,806	8,528,677
2.603% due 09/25/35 " §	201,327	146,745
2.614% due 03/25/35 " §	1,872,959	1,289,799
6.000% due 01/25/35 "	198,747	191,888
First Horizon Asset Securities Inc 2.658% due 08/25/35 " §	426,121	351,803
Freddie Mac
0.592% due 12/15/29 " §	32,907	32,982
3.500% due 07/15/32 "	132,263	136,531
7.000% due 09/15/21 "	57,025	64,610
7.500% due 01/15/23 - 09/20/26 "	1,599,448	1,852,898
Freddie Mac Structured Pass-Through Securities
1.315% due 10/25/44 " §	3,017,863	3,029,498
1.526% due 07/25/44 " §	15,799,004	16,438,497
Government National Mortgage Association 7.000% due 02/16/29 "	202,703	221,071
Greenpoint Mortgage Funding Trust 0.515% due 11/25/45 " §	88,163	51,927
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/33 " §	1,268,925	1,125,792
GSR Mortgage Loan Trust 2.651% due 09/25/35 " §	209,538	204,882
Harborview Mortgage Loan Trust
0.983% due 02/19/34 " §	55,434	48,250
3.093% due 07/19/35 " §	1,808,271	1,489,842
Holmes Master Issuer PLC (United Kingdom) 2.107% due 10/15/54 " § ~	EUR 4,900,000	6,241,451
Impac CMB Trust 0.785% due 05/25/35 " §	$211,853	155,807
Imperial Savings Association 7.033% due 02/25/18 " §	961	971
IndyMac ARM Trust 1.750% due 01/25/32 " §	43,310	34,798
IndyMac Index Mortgage Loan Trust 2.669% due 12/25/34 " §	262,382	203,054
JPMorgan Mortgage Trust
5.005% due 02/25/35 " §	816,025	818,943
5.750% due 01/25/36 "	417,078	385,190
MASTR Adjustable Rate Mortgages Trust 2.634% due 04/21/34 " §	154,487	155,161
MASTR Alternative Loans Trust 0.645% due 03/25/36 " § Y	981,256	182,439
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	87,893	92,111
Merrill Lynch Mortgage Investors Inc
0.455% due 02/25/36 " §	1,230,685	904,139
2.575% due 06/25/35 " §	217,269	190,226
MLCC Mortgage Investors Inc
0.495% due 11/25/35 " §	217,538	181,982
1.239% due 10/25/35 " §	481,491	420,003

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
2.351% due 12/25/34 " §	$593,185	$599,724
2.420% due 10/25/35 " §	1,692,218	1,521,625
PHH Alternative Mortgage Trust 0.405% due 02/25/37 " §	35,231,057	22,032,411
Provident Funding Mortgage Loan Trust 2.619% due 04/25/34 " §	12,977	12,763
Residential Accredit Loans Inc
0.425% due 06/25/46 " §	2,533,258	860,539
0.455% due 04/25/46 " §	251,794	98,275
5.750% due 01/25/33 "	98,017	101,918
6.000% due 06/25/36 "	9,821,507	6,484,287
Residential Asset Securitization Trust 0.645% due 01/25/46 " §	2,375,897	999,345
Residential Asset Securitization Trust (IO) 4.705% due 11/25/35 " § r	8,358,437	1,200,493
Residential Funding Mortgage Securities I Inc
3.134% due 09/25/35 " §	1,459,928	1,021,036
Sequoia Mortgage Trust 0.594% due 07/20/33 " §	2,347,483	2,087,415
Structured Adjustable Rate Mortgage Loan Trust
2.742% due 08/25/35 " §	333,836	266,429
2.750% due 01/25/35 " §	1,141,094	940,393
Structured Asset Mortgage Investments Inc
0.455% due 05/25/46 " §	2,088,310	969,208
0.465% due 05/25/36 " §	1,601,310	767,448
0.475% due 05/25/45 " §	537,835	324,801
0.493% due 07/19/35 " §	1,621,359	1,391,783
0.525% due 02/25/36 " §	2,056,994	1,129,800
0.823% due 07/19/34 " §	57,695	53,209
0.903% due 09/19/32 " §	236,981	214,269
1.083% due 10/19/33 " §	6,890	5,441
SunTrust Alternative Loan Trust (IO) 4.855% due 12/25/35 " § r	21,536,406	3,185,439
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
4.605% due 11/25/35 " § r	38,349,831	6,068,324
4.705% due 11/25/35 " § r	10,794,649	1,387,728
Washington Mutual Mortgage Pass-Through Certificates
0.515% due 12/25/45 " §	134,108	106,759
0.535% due 10/25/45 " §	142,581	114,905
0.555% due 01/25/45 " §	1,720,259	1,437,764
0.565% due 01/25/45 " §	100,497	84,387
1.547% due 08/25/42 " §	94,286	76,248
2.390% due 02/27/34 " §	1,702,321	1,700,376
Washington Mutual MSC Mortgage Pass-Through Certificates
2.207% due 02/25/33 " §	7,243	6,252
2.502% due 02/25/33 " §	80,584	75,715
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 12/25/34 " §	1,175,720	1,161,625
2.610% due 02/25/35 " §	112,351	104,928
2.610% due 01/25/35 " §	1,963,586	1,870,370
2.622% due 03/25/36 " §	15,157,074	13,463,392
2.659% due 04/25/36 " §	3,294,380	2,683,455
2.668% due 03/25/36 " §	397,647	337,952
2.681% due 10/25/33 " §	287,904	287,501
5.500% due 12/25/35 "	6,150,042	6,198,209
5.610% due 04/25/36 " §	1,703,215	665,055

		252,821,037

Fannie Mae - 62.5%
1.353% due 08/01/42 - 10/01/44 " §	2,655,583	2,681,394
1.820% due 02/01/33 " §	673,718	694,835
2.050% due 02/01/33 " §	19,331	20,346
2.127% due 09/01/35 " §	689,344	721,722
2.132% due 07/01/35 " §	4,903,410	5,176,797
2.146% due 07/01/33 " §	78,523	83,042
2.150% due 01/01/34 " §	27,093	28,727
2.158% due 03/01/34 " §	38,685	41,311

	Principal Amount	Value
2.195% due 01/01/25 " §	$85,319	$87,053
2.210% due 08/01/35 " §	1,079,014	1,134,564
2.220% due 04/01/27 " §	35,027	35,220
2.225% due 12/01/34 " §	3,504,806	3,699,292
2.250% due 01/01/23 " §	145,020	153,644
2.294% due 12/01/22 " §	31,076	33,026
2.295% due 09/01/33 " §	88,817	94,258
2.325% due 11/01/23 " §	94	94
2.344% due 11/01/34 " §	33,045	35,120
2.352% due 08/01/36 " §	1,150,122	1,223,952
2.474% due 03/01/33 " §	823,614	852,289
2.493% due 11/01/34 " §	10,031,587	10,711,003
2.500% due 07/17/27 - 08/01/27 "	9,000,000	9,270,937
2.573% due 04/01/35 " §	2,706,121	2,856,088
2.811% due 03/01/33 " §	36,465	38,865
2.986% due 06/01/34 " §	26,992	28,655
3.000% due 07/01/27 "	51,000,000	53,454,375
3.330% due 11/01/21 "	396,185	427,395
3.500% due 08/01/26 - 08/01/42 "	632,382,074	665,032,646
3.593% due 05/01/36 " §	96,949	99,178
3.725% due 05/01/36 " §	88,059	89,412
3.838% due 05/01/36 " §	2,867,672	3,024,648
4.000% due 02/01/14 - 08/01/42 "	937,809,304	998,836,569
4.500% due 08/01/22 - 08/01/42 "	577,176,845	619,280,696
4.614% due 07/01/33 " §	60,115	64,174
4.636% due 09/01/34 " §	1,162,872	1,253,931
4.803% due 04/01/34 " §	442,418	475,157
4.966% due 09/01/35 " §	795,092	851,659
5.000% due 03/01/35 - 07/01/42 "	229,704,921	249,275,206
5.021% due 12/01/34 " §	33,987	36,599
5.203% due 08/01/34 " §	27,657	29,840
5.352% due 01/01/36 " §	576,385	622,397
5.500% due 08/01/18 - 07/01/42 "	581,921,501	635,148,691
6.000% due 04/01/16 - 06/01/41 "	157,495,377	173,697,981
6.500% due 01/01/13 - 09/01/37 "	5,154,995	5,777,249
7.500% due 01/01/33 "	70,637	85,943
8.000% due 05/01/30 - 08/01/30 "	16,555	17,854
8.500% due 07/01/32 "	5,080	6,317

		3,447,290,151

Federal Housing Authority - 0.0%
6.896% due 07/01/20 "	189,749	186,101
7.430% due 10/01/20 - 11/01/22 "	121,196	119,553

		305,654

Freddie Mac - 2.5%
2.095% due 09/01/35 " §	731,067	766,307
2.262% due 01/01/28 " §	21,205	22,498
2.361% due 05/01/23 " §	5,807	5,872
2.374% due 03/01/32 - 03/01/32 " §	407,534	433,383
2.375% due 05/01/32 " §	22,374	22,688
2.485% due 07/01/32 " §	37,328	37,651
4.000% due 08/01/42 "	10,000,000	10,598,437
4.500% due 02/01/39 - 07/01/42 "	83,368,861	89,238,922
4.648% due 06/01/17 " §	3,414	3,449
5.500% due 03/01/23 - 05/01/40 "	30,989,927	33,939,364
6.000% due 03/03/18 - 10/01/22 "	1,456,836	1,603,431
6.500% due 01/01/15 - 05/01/17 "	881,794	942,291
7.000% due 10/01/37 "	415,920	483,009

		138,097,302

Government National Mortgage Association - 0.2%
1.625% due 12/20/22 - 03/20/33 " §	4,086,948	4,238,197
2.000% due 10/20/24 - 09/20/30 " §	151,637	157,354
2.125% due 09/20/22 - 03/20/29 " §	137,867	143,204
2.375% due 05/20/22 - 06/20/32 " §	2,357,616	2,451,366
2.500% due 11/20/24 - 02/20/25 " §	186,024	193,570
3.000% due 08/20/20 " §	76,111	79,912
3.500% due 07/01/42 "	800,000	856,000
6.000% due 02/15/38 - 03/15/39 "	270,149	304,258

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
6.500% due 11/15/38 "	$217,958	$254,422
7.500% due 02/15/31 - 12/15/31 "	87,896	107,146
8.000% due 12/15/29 - 08/15/32 "	627,952	743,319
8.500% due 09/15/16 - 12/15/30 "	712,282	769,304
9.000% due 02/15/17 - 04/15/20 "	15,048	17,750
10.000% due 05/15/19 - 02/15/25 "	13,239	14,963

		10,330,765

Total Mortgage-Backed Securities (Cost $4,002,704,498)		4,033,459,122

ASSET-BACKED SECURITIES - 1.6%
Access Group Inc 1.766% due 10/27/25 " §	20,861,762	21,003,942
ACE Securities Corp 0.575% due 11/25/35 " §	9,171,573	7,727,243
Aurum 2002 - 1A Ltd CLO (Cayman) 1.167% due 04/15/14 " § ~	73,518	73,499
Citibank Omni Master Trust 2.992% due 08/15/18 " § ~	15,500,000	16,284,655
Countrywide Asset-Backed Certificates 0.985% due 02/25/33 " §	4,511	4,415
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	82,810	80,662
EFS Volunteer No 2 LLC 1.120% due 07/26/27 " § ~ r	8,900,000	8,911,406
GE-WMC Mortgage Securities LLC 0.285% due 08/25/36 " §	2,183	668
Hillmark Funding CDO (Cayman) 0.717% due 05/21/21 " § ~	18,700,000	17,709,405
IMC Home Equity Loan Trust 6.340% due 08/20/29 " §	16,504	16,225
Long Beach Mortgage Loan Trust 0.805% due 10/25/34 " §	17,007	14,011
Mid-State Trust
7.340% due 07/01/35 "	1,407,519	1,465,965
7.791% due 03/15/38 "	589,822	560,011
8.330% due 04/01/30 "	1,979,482	1,992,260
Penta SA CLO (Luxembourg) 1.166% due 06/04/24 " § ~	EUR 1,742,953	2,007,460
Renaissance Home Equity Loan Trust 0.685% due 08/25/33 " §	$519,270	434,142
Santander Drive Auto Receivables Trust 0.950% due 08/15/13 "	13,819	13,820
Saxon Asset Securities Trust 0.765% due 08/25/32 " §	267	267
SLC Student Loan Trust 4.750% due 06/15/33 " § ~	5,017,506	4,821,936
SLM Student Loan Trust 0.916% due 01/25/17 " §	3,818,575	3,822,975
Small Business Administration 4.754% due 08/10/14 "	805,216	849,401
Structured Asset Securities Corp 0.825% due 01/25/33 " §	28,532	24,469

Total Asset-Backed Securities (Cost $88,102,780)		87,818,837

U.S. GOVERNMENT AGENCY ISSUES - 5.7%
Fannie Mae
0.500% due 07/02/15 ‡	54,700,000	54,672,978
1.000% due 07/12/42	13,000,000	14,070,472
1.125% due 04/27/17	18,000,000	18,198,756
1.250% due 01/30/17	20,900,000	21,262,510
1.375% due 11/15/16	3,300,000	3,382,586
1.625% due 10/26/15	600,000	621,989
4.000% due 07/17/27	9,000,000	9,573,750

	Principal Amount	Value
4.375% due 10/15/15	$12,000,000	$13,479,540
4.500% due 07/12/42	49,000,000	52,575,466
5.000% due 02/13/17	1,500,000	1,778,036
5.000% due 05/11/17	1,600,000	1,908,779
5.250% due 09/15/16	700,000	828,871
5.375% due 07/15/16	5,300,000	6,271,840
5.375% due 06/12/17	5,300,000	6,431,402
Freddie Mac
1.000% due 03/08/17	39,600,000	39,877,913
1.000% due 06/29/17	15,900,000	15,965,826
1.250% due 05/12/17	5,600,000	5,683,373
1.750% due 05/30/19	16,800,000	17,222,520
2.000% due 08/25/16	5,200,000	5,471,601
2.375% due 01/13/22	2,500,000	2,573,293
3.750% due 03/27/19	5,100,000	5,903,117
5.000% due 02/16/17	2,000,000	2,377,932
5.250% due 04/18/16	9,000,000	10,544,805
5.500% due 07/18/16	1,700,000	2,022,101
5.500% due 08/23/17	600,000	736,197
Small Business Administration Participation Certificates 6.120% due 09/01/21	893,729	999,135

Total U.S. Government Agency Issues (Cost $312,186,718)		314,434,788

U.S. TREASURY OBLIGATIONS - 18.0%
U.S. Treasury Inflation Protected Securities - 7.3%
0.125% due 04/15/16 ^ ‡	5,836,768	6,082,093
0.125% due 01/15/22 ^	110,896,877	117,576,639
0.625% due 07/15/21 ^	6,532,864	7,289,246
0.750% due 02/15/42 ^	24,537,415	25,890,801
1.125% due 01/15/21 ^ ‡	42,593,850	49,119,356
1.250% due 07/15/20 ^	10,549,200	12,273,340
1.750% due 01/15/28 ^	37,996,682	47,742,223
2.000% due 01/15/26 ^	27,007,729	34,553,013
2.125% due 02/15/40 ^	10,005,454	14,257,772
2.375% due 01/15/25 ^ ‡	13,181,508	17,403,716
2.375% due 01/15/27 ^	9,012,399	12,125,200
2.500% due 01/15/29 ^ ‡	24,538,495	34,143,009
3.625% due 04/15/28 ^	6,969,858	10,776,056
3.875% due 04/15/29 ^	8,116,868	13,154,399

		402,386,863

U.S. Treasury Notes - 10.7%
0.625% due 05/31/17	58,700,000	58,466,139
0.750% due 06/30/17	96,900,000	97,059,013
0.875% due 01/31/17	41,300,000	41,680,745
0.875% due 02/28/17 ‡	43,100,000	43,497,339
0.875% due 04/30/17 ‡	100,300,000	101,130,584
1.000% due 03/31/17	57,500,000	58,326,563
1.000% due 06/30/19	900,000	893,532
1.375% due 12/31/18	2,600,000	2,660,328
1.500% due 08/31/18 ‡	173,900,000	179,565,314
2.750% due 02/15/19	1,800,000	1,999,265
3.500% due 02/15/18	5,300,000	6,067,673

		591,346,495

Total U.S. Treasury Obligations (Cost $958,575,672)		993,733,358

FOREIGN GOVERNMENT BONDS & NOTES - 13.3%
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/17	BRL 702,739,000	359,272,646
10.000% due 01/01/21	38,133,000	19,078,803

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Canada Housing Trust No 1 (Canada)
2.650% due 03/15/22 ~	CAD 2,800,000	$2,845,489
3.350% due 12/15/20 ~	20,700,000	22,278,169
3.800% due 06/15/21 ~	2,200,000	2,447,746
Hydro Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,657,100
Italy Buoni Poliennali Del Tesoro Index-Linked (Italy) 2.100% due 09/15/21 ^	EUR 2,455,595	2,443,967
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	13,075,921
Mexican Bonos (Mexico)
6.000% due 06/18/15	MXN 62,600,000	4,867,259
6.250% due 06/16/16	94,000,000	7,428,203
8.000% due 06/11/20	12,700,000	1,129,074
10.000% due 12/05/24	636,000,000	66,922,531
Province of British Columbia (Canada)
3.250% due 12/18/21	CAD 700,000	728,059
4.300% due 06/18/42	800,000	934,989
Province of Ontario (Canada)
1.600% due 09/21/16	$4,400,000	4,485,664
3.000% due 07/16/18	2,500,000	2,690,250
3.150% due 06/02/22	CAD 75,900,000	77,042,861
4.000% due 06/02/21	30,800,000	33,531,189
4.200% due 03/08/18	2,000,000	2,190,080
4.200% due 06/02/20	14,400,000	15,875,219
4.300% due 03/08/17	7,300,000	7,960,592
4.400% due 06/02/19	13,500,000	15,033,518
4.400% due 04/14/20	$2,400,000	2,796,439
4.600% due 06/02/39	CAD 3,300,000	3,887,524
5.500% due 06/02/18	3,800,000	4,424,176
Province of Quebec (Canada)
2.750% due 08/25/21	$4,300,000	4,460,403
3.500% due 07/29/20	2,400,000	2,646,550
3.500% due 12/01/22	CAD 14,500,000	14,995,344
4.250% due 12/01/21	14,000,000	15,416,501
4.500% due 12/01/16	600,000	656,953
4.500% due 12/01/17	300,000	331,989
4.500% due 12/01/18	1,300,000	1,448,426
4.500% due 12/01/20	400,000	448,255
7.500% due 07/15/23	$2,495,000	3,557,037
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	518,974
Russian Foreign Bond - Eurobond (Russia) 3.250% due 04/04/17 ~	4,200,000	4,236,708
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,245,433
Vnesheconombank (Ireland)
5.375% due 02/13/17 ~	3,200,000	3,319,488
5.450% due 11/22/17 ~	2,100,000	2,177,679

Total Foreign Government Bonds & Notes (Cost $750,460,872)		732,487,208

MUNICIPAL BONDS - 4.6%
American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	4,600,000	6,605,186
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’ 5.875% due 06/01/47	7,100,000	5,454,859
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,079,763
California Public Works Board Revenue ‘B2’ 7.804% due 03/01/35	4,700,000	5,435,362
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,577,936

	Principal Amount	Value
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	$1,900,000	$2,115,441
6.300% due 12/01/21	800,000	889,272
6.899% due 12/01/40	6,800,000	8,101,384
Clark County NV ‘C’ 6.820% due 07/01/45	3,300,000	4,519,515
Clovis Unified School District CA ‘B’ 0.000% due 08/01/24	3,000,000	1,795,020
Cook County School District No 123 Oak Lawn IL
0.000% due 12/01/21	2,290,000	1,644,747
Escondido Union High School District CA 0.000% due 11/01/20	2,655,000	1,904,830
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,307,484
5.750% due 06/01/47	3,000,000	2,418,060
Golden State Tobacco Securitization Corp CA ‘A2’
0.000% due 06/01/37	3,200,000	2,400,480
Huntington Beach Union High School District CA
0.000% due 08/01/32	10,000,000	3,603,700
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	357,513
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	7,100,000	7,779,612
Los Angeles Wastewater Systems Revenue CA
5.713% due 06/01/39	1,600,000	1,956,832
Metropolitan Pier & Exposition Authority IL ‘A’ 0.000% due 06/15/29	4,000,000	1,817,520
Metropolitan Transportation Authority NY 7.336% due 11/15/39	28,190,000	41,285,382
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	26,183,991
Modesto High School District Stanislaus County CA ‘A’ 0.000% due 08/01/26	4,000,000	2,174,040
Monrovia Unified School District CA ‘B’ 0.000% due 08/01/23	3,175,000	1,929,320
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	7,183,604
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	461,432
Northern Tobacco Securitization Corp AK ‘A’ 5.000% due 06/01/46	3,500,000	2,643,550
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	422,900
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,938,704
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,426,180
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,491,734
Puerto Rico Commonwealth ‘A’ 5.125% due 07/01/31	335,000	335,395
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	44,019,640
State of California
7.550% due 04/01/39	3,550,000	4,568,566
7.950% due 03/01/36	1,200,000	1,421,088
State of Iowa 6.750% due 06/01/34	1,000,000	1,188,350
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	1,700,000	1,816,433
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	9,125,000	6,880,159
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	5,055,957
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	12,400,000	9,643,356

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	$2,735,000	$2,799,382
6.250% due 06/01/42	900,000	920,331
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	12,960,408

Total Municipal Bonds (Cost $212,322,015)		251,514,418

SHORT-TERM INVESTMENTS - 10.2%
Commercial Paper - 0.1%
British Telecommunications PLC 0.900% due 10/29/12	4,300,000	4,287,541

Foreign Government Issues - 4.1%
Japan Treasury Discount Bill (Japan)
0.098% due 10/01/12	JPY 3,820,000,000	47,787,672
0.099% due 09/18/12	7,680,000,000	96,059,328
0.099% due 08/20/12	2,400,000,000	30,020,313
0.100% due 09/24/12	800,000,000	10,006,020
0.101% due 07/30/12	3,410,000,000	42,656,252
Mexico Cetes (Mexico) 4.431% due 08/23/12	MXN 3,000,000	223,462

		226,753,047

U.S. Treasury Bills - 0.0%
0.103% due 11/15/12 ‡	$330,000	329,856
0.124% due 09/13/12 ‡	1,210,000	1,209,816
0.145% due 10/25/12 ‡	411,000	410,869
0.172% due 05/30/13 ‡	310,000	309,465

		2,260,006

Repurchase Agreements - 6.0%
Bank of America Corp 0.120% due 07/12/12 (Dated 06/27/12, repurchase price of $48,502,263; collateralized by U.S. Treasury Bonds: 1.750% due 01/31/14 and value $49,820,639) r	48,500,000	48,500,000
Barclays PLC 0.180% due 07/16/12 (Dated 06/08/12, repurchase price of $50,009,500; collateralized by Government National Mortgage Association: 6.000% due 07/20/40 and value $51,385,745) r	50,000,000	50,000,000
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $7,654,768; collateralized by U.S. Treasury Notes: 2.125% due 11/30/14 and value $7,808,325)	7,654,762	7,654,762
JPMorgan Chase & Co 0.190% due 07/17/12 (Dated 06/29/12, repurchase price of $5,900,467; collateralized by Freddie Mac: 4.500% due 07/15/13 and value $6,037,632) r	5,900,000	5,900,000
JPMorgan Chase & Co 0.200% due 07/10/12 (Dated 06/08/12, repurchase price of $50,008,889; collateralized by Fannie Mae: 3.500% due 12/01/25 and value $50,867,237) r	50,000,000	50,000,000

	Principal Amount	Value
Royal Bank of Canada 0.200% due 07/02/12 (Dated 06/29/12, repurchase price of $90,801,513; collateralized by U.S. Treasury Bonds: 1.500% due 07/31/13 and value $92,712,974)	$90,800,000	$90,800,000
The Goldman Sachs Group Inc 0.180% due 07/17/12 (Dated 06/21/12, repurchase price of $13,001,625; collateralized by Fannie Mae: 5.500% due 06/01/36 and value $13,406,771) r	13,000,000	13,000,000
The Goldman Sachs Group Inc 0.190% due 07/13/12 (Dated 06/08/12, repurchase price of $50,008,444; collateralized by Fannie Mae: 5.000% due 07/01/39 and value $51,571,992) r	50,000,000	50,000,000
The Toronto Dominion Bank 0.190% due 07/17/12 (Dated 06/22/12, repurchase price of $13,001,509; collateralized by U.S. Treasury Inflation Protected Security: 3.375% due 04/15/32 and value $17,156,196) r	13,000,000	13,000,000

		328,854,762

Total Short-Term Investments (Cost $563,542,968)		562,155,356

TOTAL INVESTMENTS - 153.2% (Cost $8,269,814,470)		8,445,687,480

TOTAL SECURITIES SOLD SHORT - (0.6%)
(See Note (g) in Notes to Schedule of Investments) (Proceeds $31,630,623)		(31,588,555)

OTHER ASSETS & LIABILITIES, NET - (52.6%)		(2,898,857,934)

NET ASSETS - 100.0%		$5,515,240,991

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	73.1%
Corporate Bonds & Notes	25.3%
U.S. Treasury Obligations	18.0%
Foreign Government Bonds & Notes	13.3%
Short-Term Investments	10.2%
U.S. Government Agency Issues	5.7%
Municipal Bonds	4.6%
Asset-Backed Securities	1.6%
Equity Securities	1.1%
Senior Loan Notes	0.3%

	153.2%
Securities Sold Short	(0.6%	)
Other Assets & Liabilities, Net	(52.6%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(b)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	2.4%
A-1 (Short-Term Debt only)	4.0%
AA/U.S. Government & Agency Issues	65.0%
A	9.2%
BBB	5.7%
BB	1.5%
B	1.9%
CCC	0.3%
CC	0.5%
D	0.1%
Not Rated	9.4%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $8,107,411 or 0.1% of the net assets were in default as of June 30, 2012.

(e)	As of June 30, 2012, 5.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	As of June 30, 2012, investments with total aggregate values of $1,008,078, $43,011,318, $20,421,092 and $1,784,719 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, a reverse repurchase agreement, swap contracts, and delayed delivery securities, respectively. In addition, $12,000 and $28,000 in cash was segregated as collateral for open futures contracts and open swap contracts.

(g)	Securities sold short outstanding as of June 30, 2012 were as follows:

Description	Principal Amount	Value
U.S. Treasury Obligations - (0.6%)
U.S. Treasury Notes - (0.6%)
0.875% due 02/28/17	$31,300,000	($31,588,555)

Total Securities Sold Short (Proceeds $31,630,623)		($31,588,555)

(h)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Eurodollar (03/15)	1,076	$1,076,000,000	$198,649
Eurodollar (06/15)	521	521,000,000	118,993
Eurodollar (09/15)	140	140,000,000	85,551

			403,193

Short Futures Outstanding
Euro-Bund 10-Year Notes (09/12)	29	EUR 2,900,000	12,181

Total Futures Contracts			$415,374

(i)	A reverse repurchase agreement outstanding as of June 30, 2012 was as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount
RBS	0.250%	06/20/12	07/03/12	$54,983,713	$54,978,750

(j)	The average amount of borrowings by the portfolio on reverse repurchase agreements while outstanding during the period ended June 30, 2012 was $93,271,217 at a weighted average interest rate of 0.149%. The average amount of borrowings by the portfolio on sale-buyback transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2012 was $112,990,448 at a weighted average interest rate of 0.046%.

(k)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Buy	AUD	371,000	07/12	RBS	$13,074
Buy	AUD	111,000	07/12	UBS	3,825
Buy	AUD	453,000	07/12	WBC	16,611
Sell	BRL	763,548,821	08/12	HSB	13,001,930
Sell	BRL	14,511,000	08/12	HSB	(178,447)
Sell	BRL	15,147,500	08/12	UBS	(193,318)
Buy	CAD	281,000	09/12	RBC	1,990
Sell	CAD	620,000	09/12	BRC	35
Sell	CAD	224,974,000	09/12	BRC	(1,721,401)
Buy	CNY	49,935,572	10/12	CIT	(19,705)
Sell	CNY	49,935,572	10/12	UBS	76,289
Buy	CNY	60,000,000	02/13	JPM	(60,998)
Buy	CNY	67,903,046	02/13	RBS	(58,079)
Sell	CNY	20,004,296	02/13	BRC	37,074
Sell	CNY	28,327,500	02/13	CSF	63,908
Sell	CNY	79,571,250	02/13	UBS	139,127
Buy	DKK	1,721,000	08/12	BRC	5,152
Sell	DKK	219,661,000	08/12	HSB	315,065
Buy	EUR	36,919,000	07/12	BNP	646,053
Buy	EUR	3,500,000	07/12	BRC	(109,301)
Buy	EUR	2,300,000	07/12	UBS	(108,826)
Sell	EUR	36,919,000	07/12	GSC	(7,539)
Sell	EUR	36,919,000	08/12	BNP	(644,945)
Buy	EUR	1,938,000	09/12	JPM	10,348
Buy	EUR	2,516,000	09/12	UBS	(1,299)
Sell	EUR	18,347,000	09/12	CIT	(343,706)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Buy	GBP	1,062,000	07/12	BRC	($2,457)
Buy	GBP	9,363,000	07/12	UBS	52,911
Sell	GBP	5,212,000	07/12	GSC	62,408
Sell	GBP	5,213,000	07/12	HSB	55,122
Sell	GBP	9,363,000	08/12	UBS	(53,088)
Buy	IDR	10,372,000,000	07/12	BRC	11,000
Buy	IDR	954,954,500	07/12	GSC	1,013
Buy	IDR	168,072,674,500	07/12	HSB	(708,050)
Buy	IDR	90,467,720,000	07/12	UBS	95,943
Sell	IDR	10,372,000,000	07/12	BRC	7,993
Sell	IDR	954,954,500	07/12	GSC	956
Sell	IDR	66,278,000,000	07/12	HSB	62,299
Sell	IDR	101,794,674,500	07/12	HSB	(107,956)
Sell	IDR	90,467,720,000	07/12	UBS	(28,119)
Buy	INR	886,413,000	07/12	UBS	(3,316,036)
Sell	INR	178,220,000	07/12	DUB	314,142
Sell	INR	708,193,000	07/12	JPM	1,229,877
Buy	JPY	3,820,000,000	07/12	UBS	(334,124)
Sell	JPY	1,330,000,000	07/12	CSF	(241,378)
Sell	JPY	750,000,000	07/12	DUB	(137,370)
Sell	JPY	1,330,000,000	07/12	JPM	(237,331)
Sell	JPY	2,400,000,000	08/12	BRC	241,309
Sell	JPY	321,284,000	09/12	BRC	27,069
Sell	JPY	520,000,000	09/12	CIT	35,561
Sell	JPY	270,156,000	09/12	JPM	5,073
Sell	JPY	513,116,000	09/12	JPM	(38,820)
Sell	JPY	7,680,000,000	09/12	UBS	1,590,169
Sell	JPY	513,504,000	09/12	UBS	(20,501)
Sell	JPY	3,820,000,000	10/12	UBS	334,322
Buy	MXN	986,370	08/12	JPM	3,036
Buy	MXN	986,370	08/12	UBS	1,871
Sell	MXN	43,974,299	08/12	BRC	(124,044)
Sell	MXN	110,120,790	08/12	HSB	(233,128)
Sell	MXN	932,742,314	08/12	MSC	(3,431,208)
Sell	MXN	2,867,223	08/12	UBS	(7,277)

Total Forward Foreign Currency Contracts					$5,994,104

(l)	Transactions in written options for the period ended June 30, 2012 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2011	877	2,992,100,000	$24,762,520
Call Options Written	-	47,900,000	418,250
Put Options Written	-	813,200,000	5,358,858
Put Options Closed	(877)	(1,264,700,000)	(9,388,359)

Outstanding, June 30, 2012	-	2,588,500,000	$21,151,269

(m)	Premiums received and value of written options outstanding as of June 30, 2012 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($9,017)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(17,090)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(43,424)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(20,546)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(33,040)

						$659,650	($123,117)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Interest Rate Swaptions
Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	03/18/13	CSF	$12,700,000	$118,110	($207,701)
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	03/18/13	MSC	19,100,000	178,585	(312,369)
Call - OTC 10-Year Interest Rate Swap	Receive	1.500%	05/30/13	RBS	16,100,000	121,555	(157,332)

						418,250	(677,402)

Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	28,900,000	174,122	(3)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	53,800,000	1,330,115	(5)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	17,900,000	449,469	(2)
Put - OTC 3-Year Interest Rate Swap	Pay	1.000%	08/13/12	DUB	24,700,000	253,793	(986)
Put - OTC 5-Year Interest Rate Swap	Pay	1.350%	08/13/12	CSF	30,200,000	64,175	(6,855)
Put - OTC 5-Year Interest Rate Swap	Pay	1.350%	08/13/12	RBS	53,500,000	218,681	(12,145)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	CIT	15,200,000	104,880	(641)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	CSF	68,600,000	351,578	(2,895)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	DUB	159,300,000	1,450,608	(6,723)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	MSC	32,700,000	146,332	(1,380)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	RBS	96,600,000	450,663	(4,077)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	BOA	27,000,000	324,000	(275)
Put - OTC-5 Year Interest Rate Swap	Pay	1.700%	08/13/12	CIT	207,100,000	2,765,743	(2,112)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	DUB	190,400,000	1,989,503	(1,942)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	GSC	13,900,000	176,877	(142)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	JPM	100,100,000	603,103	(1,021)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	RBS	114,000,000	1,581,704	(1,163)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	BOA	67,400,000	567,113	(7)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	8,000,000	54,500	(1)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	GSC	62,300,000	369,647	(6)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	32,900,000	203,248	(3)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	293,200,000	2,308,700	(29)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	CIT	35,100,000	157,950	(12,959)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	243,700,000	676,479	(89,974)
Put - OTC 1-Year Interest Rate Swap	Pay	1.000%	11/19/12	GSC	95,500,000	544,855	(12,520)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	108,200,000	408,455	(2,002)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	CSF	12,700,000	245,110	(79,132)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	MSC	19,100,000	370,540	(119,010)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	34,300,000	322,254	(66,000)
Put - OTC 1-Year Interest Rate Swap	Pay	2.250%	05/28/13	BOA	97,900,000	484,605	(12,972)
Put - OTC 5-Year Interest Rate Swap	Pay	1.750%	05/30/13	RBS	60,600,000	449,580	(308,224)
Put - OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	67,300,000	474,987	(84,502)

						20,073,369	(829,708)

						$20,491,619	($1,507,110)

Total Written Options						$21,151,269	($1,630,227)

(n)	Swap agreements outstanding as of June 30, 2012 were as follows:

Credit Default Swaps on Asset-Backed Securities – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
BFC Genesee Ltd CDO 2.108% due 01/10/41 r	1.280%	01/10/41	JPM	$4,920,720	$4,765,084	$-	$4,765,084

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sealed Air Corp 5.625% due 07/15/13	0.580%	09/20/13	MSC	0.754%	$2,100,000	$4,141	$-	$4,141
CNA Financial Corp 5.850% due 12/15/14	0.470%	12/20/14	CIT	0.899%	4,000,000	41,542	-	41,542
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	0.535%	12/20/14	BRC	0.486%	2,000,000	(2,695)	-	(2,695)
CNA Financial Corp 5.850% due 12/15/14	0.630%	12/20/14	BOA	0.899%	5,000,000	32,090	-	32,090
Masco Corp 6.125% due 10/03/16	0.915%	12/20/16	CSF	2.886%	3,200,000	260,119	-	260,119
Rohm & Haas Co 6.000% due 09/15/17	0.580%	09/20/17	UBS	0.562%	5,000,000	(5,442)	-	(5,442)
Marks & Spencer PLC 6.250% due 12/01/17	0.950%	12/20/17	RBS	2.201%	10,000,000	622,365	-	622,365
ERAC USA Finance LLC 8.000% due 01/15/11	2.700%	12/20/17	GSC	0.968%	5,000,000	(458,369)	-	(458,369)

						$493,751	$-	$493,751

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley 6.600% due 04/01/12	1.000%	09/20/12	JPM	2.400%	$6,900,000	($20,229)	($123,542)	$103,313
Morgan Stanley 6.600% due 04/01/12	1.000%	03/20/13	DUB	2.401%	400,000	(3,924)	(17,772)	13,848
MetLife Inc 5.000% due 06/15/15	1.000%	09/20/13	JPM	1.201%	9,030,000	(19,709)	(506,399)	486,690
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	0.874%	4,600,000	217,060	-	217,060
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	0.874%	11,400,000	572,167	-	572,167
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	0.874%	7,700,000	389,932	-	389,932
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	0.874%	7,200,000	374,883	-	374,883
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	0.874%	13,400,000	712,789	-	712,789
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	0.874%	16,900,000	924,342	-	924,342
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	0.874%	13,500,000	778,922	-	778,922
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	0.874%	5,900,000	353,706	-	353,706
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	0.874%	2,800,000	169,963	-	169,963
MetLife Inc 5.000% due 06/15/15	1.000%	06/20/14	DUB	1.780%	15,000,000	(222,965)	(66,241)	(156,724)
MetLife Inc 5.000% due 06/15/15	1.000%	12/20/14	CIT	2.061%	8,600,000	(217,278)	(221,596)	4,318
MetLife Inc 5.000% due 06/15/15	1.000%	12/20/14	CSF	2.061%	17,700,000	(447,189)	(349,232)	(97,957)
Berkshire Hathaway Finance Inc 4.625% due 10/15/13	1.000%	03/20/15	BOA	0.977%	4,300,000	3,845	(75,980)	79,825
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	0.926%	3,000,000	6,813	(67,496)	74,309
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	0.926%	3,000,000	6,813	(68,880)	75,693
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	0.926%	1,500,000	3,406	(34,440)	37,846
Berkshire Hathaway Finance Inc 4.625% due 10/15/13	1.000%	03/20/15	GSC	0.977%	2,200,000	1,967	(38,874)	40,841
China Government Bond 4.750% due 10/29/13	1.000%	03/20/15	MSC	0.664%	1,700,000	15,935	(25,506)	41,441
Berkshire Hathaway Finance Inc 4.625% due 10/15/13	1.000%	03/20/15	UBS	0.977%	2,200,000	1,967	(39,880)	41,847
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	BOA	0.710%	4,500,000	39,654	75,362	(35,708)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	CIT	0.710%	1,000,000	8,812	16,386	(7,574)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	CSF	1.136%	13,400,000	(49,654)	(282,871)	233,217
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	1.136%	8,400,000	(31,126)	(92,192)	61,066

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	RBS	0.710%	$2,200,000	$19,386	$37,125	($17,739)
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/15	UBS	1.278%	1,400,000	(45,202)	(37,101)	(8,101)
U.S. Treasury Notes 4.875% due 08/15/16	0.250%	09/20/15	UBS	0.290%	EUR 10,100,000	(15,623)	(62,585)	46,962
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BOA	1.171%	$700,000	(3,596)	(6,372)	2,776
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BOA	1.010%	300,000	(12)	(4,244)	4,232
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BRC	1.171%	2,300,000	(11,814)	(19,842)	8,028
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	CIT	1.171%	1,000,000	(5,137)	(15,694)	10,557
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	CIT	1.010%	1,000,000	(39)	(15,080)	15,041
Indonesia Government Bond 6.750% due 03/10/14	1.000%	09/20/15	DUB	1.237%	1,000,000	(7,182)	(23,587)	16,405
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	HSB	1.171%	2,600,000	(13,355)	(25,870)	12,515
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	JPM	1.171%	2,900,000	(14,896)	(29,862)	14,966
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	UBS	1.171%	600,000	(3,082)	(5,677)	2,595
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	UBS	1.010%	500,000	(19)	(7,073)	7,054
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	DUB	1.369%	15,200,000	(573,127)	(931,940)	358,813
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	1.369%	1,700,000	(64,100)	(33,752)	(30,348)
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/15	BRC	1.224%	13,000,000	(95,325)	(75,003)	(20,322)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	12/20/15	GSC	0.568%	4,600,000	69,823	112,521	(42,698)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	12/20/15	GSC	0.373%	1,700,000	37,298	39,430	(2,132)
United Mexican States 5.950% due 03/19/19	1.000%	12/20/15	GSC	1.064%	4,500,000	(8,543)	(121,173)	112,630
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/15	MSC	1.224%	12,900,000	(94,592)	(74,426)	(20,166)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	BOA	1.447%	1,600,000	(68,877)	(64,735)	(4,142)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	BRC	1.447%	1,800,000	(77,487)	(66,879)	(10,608)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	DUB	1.447%	900,000	(38,743)	(36,429)	(2,314)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	MSC	1.447%	500,000	(21,524)	(17,027)	(4,497)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	RBS	1.447%	500,000	(21,524)	(16,794)	(4,730)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	UBS	1.447%	2,500,000	(107,621)	(101,149)	(6,472)
China Government Bond 4.750% due 10/29/13	1.000%	03/20/16	BNP	0.866%	400,000	2,073	4,839	(2,766)
American International Group Inc 6.250% due 05/01/36	1.000%	03/20/16	BOA	2.087%	13,000,000	(492,825)	(458,563)	(34,262)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	03/20/16	BOA	0.625%	900,000	12,678	12,448	230
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/16	BRC	1.269%	7,300,000	(69,407)	(48,930)	(20,477)
China Government Bond 4.750% due 10/29/13	1.000%	03/20/16	BRC	0.866%	800,000	4,147	9,560	(5,413)
American International Group Inc 6.250% due 05/01/36	1.000%	03/20/16	CIT	2.087%	12,900,000	(489,034)	(460,757)	(28,277)
Kazakhstan Government Debt	1.000%	03/20/16	CIT	2.223%	400,000	(17,343)	(11,544)	(5,799)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	DUB	1.110%	12,900,000	(48,260)	(94,639)	46,379
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	HSB	1.110%	18,000,000	(67,340)	(133,510)	66,170

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	03/20/16	JPM	0.625%	$2,000,000	$28,173	$17,580	$10,593
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/16	GSC	1.516%	16,000,000	(773,976)	(417,874)	(356,102)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	06/20/16	BOA	0.463%	6,800,000	145,684	139,356	6,328
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/16	BRC	1.502%	6,400,000	(121,278)	(101,386)	(19,892)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	CIT	0.913%	9,900,000	36,183	106,740	(70,557)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/16	CIT	1.151%	6,200,000	(34,640)	(13,370)	(21,270)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	DUB	0.913%	7,500,000	27,412	79,080	(51,668)
South Korea Government Bond 4.875% due 09/22/14	1.000%	06/20/16	DUB	0.940%	3,400,000	8,848	1,929	6,919
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	06/20/16	DUB	0.463%	41,800,000	895,526	860,333	35,193
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/16	HSB	1.310%	6,400,000	(74,789)	(218,162)	143,373
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	JPM	0.913%	1,800,000	6,579	19,376	(12,797)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	RBS	0.913%	1,800,000	6,579	18,942	(12,363)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32	1.000%	06/20/16	UBS	0.463%	74,100,000	1,587,524	1,282,003	305,521
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/16	HSB	1.576%	800,000	(42,897)	(30,612)	(12,285)
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/16	MSC	1.576%	3,600,000	(193,037)	(169,989)	(23,048)
U.S. Treasury Notes 4.875% due 08/15/16	0.250%	09/20/16	UBS	0.384%	EUR 13,600,000	(94,586)	(190,345)	95,759
South Korea Government Bond 4.875% due 09/22/14	1.000%	09/20/16	BOA	0.986%	$2,500,000	2,125	(1,817)	3,942
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	DUB	0.955%	1,500,000	3,211	8,287	(5,076)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	GSC	0.955%	500,000	1,070	2,679	(1,609)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/16	GSC	1.187%	2,300,000	(17,059)	(11,064)	(5,995)
South Korea Government Bond 4.875% due 09/22/14	1.000%	09/20/16	HSB	0.986%	900,000	765	(1,960)	2,725
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	JPM	0.955%	3,200,000	6,851	18,578	(11,727)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	MSC	0.955%	1,600,000	3,425	8,159	(4,734)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	09/20/16	MSC	1.569%	4,400,000	(100,261)	(336,028)	235,767
United Mexican States 7.500% due 04/08/33	1.000%	09/20/16	MSC	1.187%	4,600,000	(34,117)	(20,427)	(13,690)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	RBS	0.955%	1,000,000	2,141	6,952	(4,811)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	UBS	0.955%	400,000	856	2,077	(1,221)
South Korea Government Bond 4.875% due 09/22/14	1.000%	09/20/16	UBS	0.986%	2,800,000	2,380	-	2,380
United Mexican States 7.500% due 04/08/33	1.000%	09/20/16	UBS	1.187%	1,200,000	(8,900)	(5,265)	(3,635)
Germany Government Bond 6.000% due 06/20/16	0.250%	12/20/16	CIT	0.850%	3,000,000	(78,480)	(118,793)	40,313
Germany Government Bond 6.000% due 06/20/16	0.250%	12/20/16	GSC	0.850%	6,100,000	(159,577)	(240,097)	80,520
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	03/20/17	BOA	0.845%	22,700,000	168,568	(163,516)	332,084
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	03/20/17	GSC	0.845%	5,600,000	41,585	(37,492)	79,077
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	03/20/17	MSC	0.845%	10,200,000	75,745	(75,276)	151,021

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
The Goldman Sachs Group Inc 5.950% due 01/18/18	1.000%	06/20/17	CSF	2.734%	$10,000,000	($773,459)	($945,393)	$171,934
United Mexican States 5.950% due 03/19/19	1.000%	06/20/17	CSF	1.328%	1,500,000	(23,148)	(14,842)	(8,306)
United Mexican States 5.950% due 03/19/19	1.000%	06/20/17	DUB	1.328%	1,600,000	(24,691)	(16,067)	(8,624)
Republic of Panama due 8.875% due 09/30/27	1.000%	06/20/17	GSC	1.354%	7,085,000	(117,858)	(48,734)	(69,124)
Russian Federation 7.500% due 03/31/30	1.000%	06/20/17	GSC	2.259%	500,000	(29,199)	(34,502)	5,303
United Mexican States 5.950% due 03/19/19	1.000%	06/20/17	GSC	1.328%	2,500,000	(38,579)	(26,600)	(11,979)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/17	HSB	1.492%	500,000	(11,562)	(14,889)	3,327
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	1.309%	3,600,000	(3,672)	-	(3,672)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	1.309%	3,500,000	(3,570)	-	(3,570)
UnitedHealth Group Inc 5.000% due 08/15/14	1.000%	03/20/18	BOA	1.139%	10,000,000	(72,803)	(63,269)	(9,534)
MetLife Inc 5.000% due 06/15/15	1.000%	03/20/18	DUB	2.927%	7,200,000	(697,420)	(408,988)	(288,432)
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/21	CIT	1.833%	22,500,000	(1,437,521)	(997,607)	(439,914)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/21	BOA	2.405%	15,000,000	(1,574,237)	(996,220)	(578,017)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BOA	1.672%	6,300,000	(335,030)	(182,725)	(152,305)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/21	BRC	2.405%	9,400,000	(986,522)	(596,720)	(389,802)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BRC	1.672%	12,900,000	(686,014)	(374,151)	(311,863)

						($4,256,974)	($9,005,576)	$4,748,602

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
CME - Dow Jones CDX HY17 5Y	5.000%	12/20/16	CME	$82,560,000	$1,871,933	$3,617,940	($1,746,007)
CME - Dow Jones CDX HY18 5Y	5.000%	06/20/17	CME	81,576,000	2,818,338	3,501,052	(682,714)

					$4,690,271	$7,118,992	($2,428,721)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX HY9 5Y r	2.080%	12/20/12	BOA	$7,534,000	$78,751	$ -	$78,751
Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,076,343	27,168	-	27,168
Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,918,944	25,347	-	25,347
Dow Jones CDX EM12 5Y	5.000%	12/20/14	DUB	2,100,000	135,707	210,450	(74,743)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	BRC	14,100,000	1,040,324	1,550,900	(510,576)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	CSF	800,000	59,025	100,000	(40,975)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	DUB	6,600,000	486,961	724,500	(237,539)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	GSC	300,000	22,134	37,350	(15,216)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	HSB	35,500,000	2,619,258	2,959,650	(340,392)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	JPM	2,500,000	184,455	287,600	(103,145)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	MSC	15,000,000	1,106,729	1,743,250	(636,521)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	BOA	1,400,000	112,391	182,700	(70,309)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	CIT	4,200,000	337,172	581,100	(243,928)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	HSB	5,600,000	449,563	375,200	74,363
Dow Jones CDX EM14 5Y	5.000%	12/20/15	JPM	800,000	64,223	105,600	(41,377)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	MSC	6,700,000	537,870	871,000	(333,130)
Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,761,546	32,841	-	32,841

					$7,319,919	$9,729,300	($2,409,381)

Total Credit Default Swaps					$13,012,051	$7,842,716	$5,169,335

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging country and U.S. Treasury Obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
CME - 3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$143,500,000	$589,732	($3,529)	$593,261
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.600%	09/06/16	MXN 24,100,000	33,900	12,013	21,887
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.600%	09/06/16	337,200,000	474,326	128,118	346,208
OTC - 28-Day Mexico Interbank TIIE Banxico r	BRC	Pay	5.500%	09/13/17	33,000,000	23,243	(7,366)	30,609
OTC - 28-Day Mexico Interbank TIIE Banxico r	HSB	Pay	5.500%	09/13/17	10,000,000	7,043	(2,246)	9,289
OTC - 28-Day Mexico Interbank TIIE Banxico r	MSC	Pay	5.500%	09/13/17	33,000,000	23,243	(7,734)	30,977
OTC - 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	6.350%	06/02/21	160,000,000	512,114	241,346	270,768
OTC - 3-Month USD-LIBOR r	GSC	Receive	2.500%	12/19/42	$27,000,000	162,000	162,000	-
OTC - 3-Month USD-LIBOR r	MSC	Receive	2.500%	12/19/42	59,600,000	324,820	324,820	-

Total Interest Rate Swaps						$2,150,421	$847,422	$1,302,999

Total Swap Agreements						$15,162,472	$8,690,138	$6,472,334

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(o)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$56,250,000	$56,250,000	$-	$-
	Preferred Stocks
	Financials	3,519,775	1,781,938	-	1,737,837
	Corporate Bonds & Notes	1,392,952,357	-	1,392,850,560	101,797
	Senior Loan Notes	17,362,261	-	17,362,261	-
	Mortgage-Backed Securities	4,033,459,122	-	4,017,085,468	16,373,654
	Asset-Backed Securities	87,818,837	-	87,818,837	-
	U.S. Government Agency Issues	314,434,788	-	314,434,788	-
	U.S. Treasury Obligations	993,733,358	-	993,733,358	-
	Foreign Government Bonds & Notes	732,487,208	-	732,487,208	-
	Municipal Bonds	251,514,418	-	251,514,418	-
	Short-Term Investments	562,155,356	-	562,155,356	-
	Derivatives:
	Credit Contracts
	Swaps	25,515,142	-	25,515,142	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	18,462,555	-	18,462,555	-
	Interest Rate Contracts
	Futures	415,374	415,374	-	-
	Swaps	2,150,421	-	2,150,421	-

	Total Interest Rate Contracts	2,565,795	415,374	2,150,421	-

	Total Assets - Derivatives	46,543,492	415,374	46,128,118	-

	Total Assets	8,492,230,972	58,447,312	8,415,570,372	18,213,288

Liabilities	Securities Sold Short
	U.S. Treasury Obligations	(31,588,555)	-	(31,588,555)	-
	Derivatives:
	Credit Contracts
	Swaps	(12,503,091)	-	(12,503,091)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(12,468,451)	-	(12,468,451)	-
	Interest Rate Contracts
	Written Options	(1,630,227)	-	(1,507,110)	(123,117)

	Total Liabilities - Derivatives	(26,601,769)	-	(26,478,652)	(123,117)

	Total Liabilities	(58,190,324)	-	(58,067,207)	(123,117)

	Total	$8,434,040,648	$58,447,312	$8,357,503,165	$18,090,171

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

	Preferred Stocks	Corporate Bonds & Notes	Mortgage-Backed Securities	Liabilities Derivatives Interest Rate Contracts Written Options	Total
Value, Beginning of Period	$1,749,949	$205,416	$16,373,099	($285,396)	$18,043,068
Purchases	-	-	-	-	-
Sales (includes paydowns)	-	(100,000)	(39,838)	-	(139,838)
Accrued Discounts (Premiums)	-	(1,915)	5,070	-	3,155
Net Realized Gains (Losses)	-	(1,244)	267	-	(977)
Change in Net Unrealized Appreciation (Depreciation)	(12,112)	(460)	35,056	162,279	184,763
Transfers In	-	-	-	-	-
Transfers Out	-	-	-	-	-

Value, End of Period	$1,737,837	$101,797	$16,373,654	($123,117)	$18,090,171

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($12,112)	($460)	$35,065	$162,279	$184,772

Additional required information about certain Level 3 fair value measurements of the portfolio as of June 30, 2012 were as follows:

	Value at 06/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Preferred Stocks	$1,737,837	Benchmark	Base Rate	NA - (one security)
Corporate Bonds & Notes	101,797	Benchmark	Base Rate	NA - (one security)
Mortgage-Backed Securities	305,654	Benchmark	Base Rate	98.20 - 98.75 (98.57)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.5%
Consumer Discretionary - 3.9%
CBS Corp 1.950% due 07/01/17	$2,015,000	$2,016,322
Cox Communications Inc
5.450% due 12/15/14	10,704,000	11,786,731
7.125% due 10/01/12	6,675,000	6,775,512
D.R. Horton Inc 4.750% due 05/15/17	5,750,000	5,940,469
DIRECTV Holdings LLC 4.750% due 10/01/14	8,125,000	8,727,201
Discovery Communications LLC 3.700% due 06/01/15	2,400,000	2,566,253
Dollar General Corp 4.125% due 07/15/17	4,480,000	4,564,000
Easton-Bell Sports Inc 9.750% due 12/01/16	1,725,000	1,895,344
NBCUniversal Media LLC 2.100% due 04/01/14	7,050,000	7,178,888
News America Inc 5.300% due 12/15/14	9,500,000	10,419,495
Sirius XM Radio Inc 9.750% due 09/01/15 ~	1,700,000	1,810,500
Speedway Motorsports Inc 8.750% due 06/01/16	1,860,000	2,032,050
Staples Inc 9.750% due 01/15/14	5,500,000	6,150,073
TCM Sub LLC 3.550% due 01/15/15 ~	8,005,000	8,436,269
The Interpublic Group of Cos Inc 6.250% due 11/15/14	4,848,000	5,320,680
Thomson Reuters Corp (Canada) 5.950% due 07/15/13	6,000,000	6,279,846
Ticketmaster Entertainment LLC 10.750% due 08/01/16	1,700,000	1,806,250
Time Warner Cable Inc
3.500% due 02/01/15	4,500,000	4,763,241
5.400% due 07/02/12	5,400,000	5,400,000
7.500% due 04/01/14	1,530,000	1,697,143
8.250% due 02/14/14	1,168,000	1,301,029

		106,867,296

Consumer Staples - 3.5%
Altria Group Inc
4.125% due 09/11/15	3,112,000	3,380,758
8.500% due 11/10/13	5,625,000	6,181,920
Anheuser-Busch InBev Worldwide Inc
1.500% due 07/14/14	4,695,000	4,762,209
3.000% due 10/15/12	5,490,000	5,527,617
5.375% due 11/15/14	1,575,000	1,737,479
BAT International Finance PLC (United Kingdom)
1.400% due 06/05/15 ~	7,085,000	7,090,229
8.125% due 11/15/13 ~	7,361,000	8,031,867
Bunge Ltd Finance Corp
3.200% due 06/15/17	2,665,000	2,675,154
5.350% due 04/15/14	7,033,000	7,425,019
5.875% due 05/15/13	3,457,000	3,588,459
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	5,640,000	5,873,045
H.J. Heinz Co 1.500% due 03/01/17	3,070,000	3,067,780
Kellogg Co 1.125% due 05/15/15	2,230,000	2,242,622
Kraft Foods Group Inc 1.625% due 06/04/15 ~	5,345,000	5,406,152
Molson Coors Brewing Co 2.000% due 05/01/17	4,415,000	4,462,514

	Principal Amount	Value
PepsiCo Inc 0.750% due 03/05/15	$2,975,000	$2,969,199
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	6,600,000	6,690,691
Philip Morris International Inc 1.625% due 03/20/17	4,505,000	4,560,065
Reynolds Group Issuer Inc 7.750% due 10/15/16 ~	1,800,000	1,903,500
SABMiller Holdings Inc 1.850% due 01/15/15 ~	7,885,000	8,003,535

		95,579,814

Energy - 5.4%
Anadarko Petroleum Corp 6.375% due 09/15/17	5,805,000	6,753,909
Apache Corp 1.750% due 04/15/17	1,370,000	1,399,355
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	6,400,000	6,753,408
Bill Barrett Corp 9.875% due 07/15/16	1,550,000	1,720,500
BP Capital Markets PLC (United Kingdom) 1.700% due 12/05/14	6,244,000	6,342,680
Canadian Natural Resources Ltd (Canada)
1.450% due 11/14/14	2,395,000	2,425,886
5.450% due 10/01/12	660,000	667,723
DCP Midstream LLC 9.700% due 12/01/13 ~	3,090,000	3,398,166
Devon Energy Corp 1.875% due 05/15/17	3,020,000	3,025,354
Ensco PLC (United Kingdom) 3.250% due 03/15/16	7,585,000	7,974,611
Enterprise Products Operating LLC
4.600% due 08/01/12	4,675,000	4,688,646
5.650% due 04/01/13	5,950,000	6,139,757
6.375% due 02/01/13	2,622,000	2,697,951
Gazprom OAO Via Gaz Capital SA (Luxembourg) 4.950% due 05/23/16 ~	4,880,000	5,077,591
GlobalSantaFe Corp (Cayman) 5.000% due 02/15/13	1,800,000	1,841,076
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	1,040,000	1,100,897
5.125% due 11/15/14	2,545,000	2,753,484
Kinder Morgan Kansas Inc 6.500% due 09/01/12	4,229,000	4,254,585
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	1,070,000	1,139,629
Magellan Midstream Partners LP 6.450% due 06/01/14	2,610,000	2,839,581
Noble Corp (Cayman) 5.875% due 06/01/13	40,000	41,785
Noble Holding International Ltd (Cayman)
2.500% due 03/15/17	770,000	783,128
3.450% due 08/01/15	3,813,000	4,017,278
7.375% due 03/15/14	700,000	765,604
Occidental Petroleum Corp
1.450% due 12/13/13	3,445,000	3,487,584
1.750% due 02/15/17	4,090,000	4,165,456
Petrohawk Energy Corp
7.250% due 08/15/18	7,800,000	8,786,591
10.500% due 08/01/14	1,650,000	1,829,127
Phillips 66 1.950% due 03/05/15 ~	3,415,000	3,442,129
Plains All American Pipeline LP 4.250% due 09/01/12	7,350,000	7,383,839
Regency Energy Partners LP 9.375% due 06/01/16	488,000	539,240
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,194,088

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
SeaRiver Maritime Financial Holdings Inc 0.000% due 09/01/12	$4,148,000	$4,124,240
Talisman Energy Inc (Canada) 5.125% due 05/15/15	3,115,000	3,377,604
Total Capital SA (France) 3.000% due 06/24/15	7,860,000	8,348,751
TransCanada PipeLines Ltd (Canada) 0.875% due 03/02/15	1,455,000	1,453,510
Transocean Inc (Cayman)
4.950% due 11/15/15	2,500,000	2,694,195
5.050% due 12/15/16	1,740,000	1,889,922
5.250% due 03/15/13	5,965,000	6,127,075
Williams Partners LP 3.800% due 02/15/15	3,400,000	3,579,415
Woodside Finance Ltd (Australia)
4.500% due 11/10/14 ~	5,115,000	5,414,412
5.000% due 11/15/13 ~	745,000	777,040

		148,216,802

Financials - 19.2%
ACE INA Holdings Inc 5.875% due 06/15/14	3,000,000	3,272,013
Aflac Inc 2.650% due 02/15/17	920,000	942,687
Ally Financial Inc 4.625% due 06/26/15	1,775,000	1,787,471
American Express Centurion Bank 5.550% due 10/17/12	2,500,000	2,535,313
American Express Credit Corp
1.750% due 06/12/15	3,590,000	3,633,888
5.125% due 08/25/14	5,650,000	6,107,322
American Honda Finance Corp 1.450% due 02/27/15 ~	9,729,000	9,773,345
American International Group Inc
3.000% due 03/20/15	1,390,000	1,398,108
4.250% due 09/15/14	8,475,000	8,793,024
American Tower Corp REIT 4.625% due 04/01/15	11,574,000	12,260,523
Bank of America Corp 1.886% due 01/30/14 §	10,545,000	10,439,698
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	14,020,000	14,779,856
BB&T Corp
2.050% due 04/28/14	1,250,000	1,276,233
5.700% due 04/30/14	6,345,000	6,888,957
Berkshire Hathaway Inc 2.200% due 08/15/16	11,000,000	11,459,723
Boston Properties LP REIT 5.000% due 06/01/15	5,860,000	6,372,094
Capital One Financial Corp
2.125% due 07/15/14	647,000	652,896
2.150% due 03/23/15	2,355,000	2,375,229
7.375% due 05/23/14	5,075,000	5,577,948
Caterpillar Financial Services Corp 0.751% due 04/01/14 §	7,500,000	7,529,888
CIT Group Inc 4.750% due 02/15/15 ~	3,770,000	3,873,675
Citigroup Inc
0.746% due 11/05/14 §	6,800,000	6,506,029
1.391% due 04/01/14 §	10,750,000	10,583,450
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	7,140,000	7,191,687
Daimler Finance North America LLC
1.071% due 03/28/14 § ~	7,320,000	7,306,421
1.875% due 09/15/14 ~	8,005,000	8,052,902
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	10,220,000	10,352,553
Fifth Third Bancorp
3.625% due 01/25/16	2,690,000	2,840,610
6.250% due 05/01/13	5,445,000	5,672,291

	Principal Amount	Value
Ford Motor Credit Co LLC
2.750% due 05/15/15	$7,465,000	$7,531,752
3.000% due 06/12/17	4,180,000	4,163,606
3.875% due 01/15/15	6,325,000	6,518,267
General Electric Capital Corp
1.099% due 04/07/14 §	22,205,000	22,196,962
1.875% due 09/16/13	2,125,000	2,147,927
General Motors Acceptance Corp 6.750% due 12/01/14	3,780,000	3,997,350
HSBC USA Inc 2.375% due 02/13/15	11,035,000	11,169,219
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	2,410,000	2,434,339
4.375% due 07/27/16 ~	5,000,000	5,261,720
JPMorgan Chase & Co
1.218% due 05/02/14 §	6,140,000	6,138,189
1.266% due 01/24/14 §	12,825,000	12,864,193
KeyCorp 3.750% due 08/13/15	3,492,000	3,700,640
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	5,104,051
MassMutual Global Funding II 0.961% due 09/27/13 § ~	8,350,000	8,384,636
MetLife Inc 2.375% due 02/06/14	1,550,000	1,582,313
Metropolitan Life Global Funding I
1.700% due 06/29/15 ~	11,010,000	11,027,869
5.125% due 06/10/14 ~	3,725,000	3,996,776
Morgan Stanley 2.066% due 01/24/14 §	19,325,000	18,791,881
National Rural Utilities Cooperative Finance Corp 1.000% due 02/02/15	1,015,000	1,020,836
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	7,991,508
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	16,815,000	16,849,874
PACCAR Financial Corp 1.600% due 03/15/17	5,780,000	5,849,169
Principal Financial Group Inc 7.875% due 05/15/14	4,825,000	5,376,338
Prudential Financial Inc
2.750% due 01/14/13	6,325,000	6,388,237
5.100% due 09/20/14	5,249,000	5,629,799
Rabobank Nederland NV (Netherlands) 4.200% due 05/13/14 ~	4,325,000	4,521,186
RCI Banque SA (France) 2.339% due 04/11/14 § ~	2,650,000	2,576,876
Royal Bank of Canada (Canada) 0.766% due 04/17/14 §	9,335,000	9,364,853
Simon Property Group LP REIT 4.200% due 02/01/15	9,171,000	9,675,084
SLM Corp 5.125% due 08/27/12	9,955,000	9,992,729
Societe Generale SA (France) 2.500% due 01/15/14 ~	2,660,000	2,626,074
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	1,125,000	1,177,752
Sumitomo Mitsui Banking Corp (Japan) 1.900% due 01/12/15 ~	6,500,000	6,591,696
Sun Life Financial Global Funding III LP 0.719% due 10/06/13 § ~	9,335,000	9,255,550
The Goldman Sachs Group Inc 1.466% due 02/07/14 §	17,225,000	17,027,171
The Toronto-Dominion Bank (Canada)
0.646% due 07/26/13 §	3,105,000	3,112,471
0.767% due 07/14/14 §	3,080,000	3,093,475
Toyota Motor Credit Corp 2.000% due 09/15/16	10,890,000	11,081,043

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
U.S. Bancorp 2.200% due 11/15/16	$9,075,000	$9,372,923
U.S. Central Federal Credit Union 1.900% due 10/19/12	7,300,000	7,337,318
UBS AG (Switzerland) 1.466% due 01/28/14 §	8,820,000	8,775,662
Union Bank NA 2.125% due 06/16/17	7,260,000	7,273,213
Ventas Realty LP REIT 3.125% due 11/30/15	4,850,000	4,942,494
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	10,995,000	11,041,850
WEA Finance LLC 5.400% due 10/01/12 ~	7,000,000	7,069,958
Wells Fargo & Co 1.250% due 02/13/15	9,870,000	9,863,920
2.100% due 05/08/17	6,630,000	6,655,492
Western Corporate Federal Credit Union 1.750% due 11/02/12	1,700,000	1,708,886

		530,490,961

Health Care - 4.1%
Agilent Technologies Inc 2.500% due 07/15/13	3,700,000	3,751,467
6.500% due 11/01/17	3,875,000	4,660,753
Amgen Inc 1.875% due 11/15/14	14,193,000	14,423,281
Baxter International Inc 1.850% due 01/15/17	1,910,000	1,954,684
Boston Scientific Corp 4.500% due 01/15/15	13,594,000	14,495,568
Cardinal Health Inc 1.900% due 06/15/17	1,750,000	1,766,009
5.500% due 06/15/13	6,440,000	6,705,708
Express Scripts Holding Co 2.750% due 11/21/14 ~	5,095,000	5,207,589
3.125% due 05/15/16	2,750,000	2,866,867
6.250% due 06/15/14	8,752,000	9,574,688
Gilead Sciences Inc 2.400% due 12/01/14	11,215,000	11,566,624
GlaxoSmithKline Capital PLC (United Kingdom) 0.750% due 05/08/15	13,750,000	13,760,024
Life Technologies Corp 3.375% due 03/01/13	6,510,000	6,589,416
3.500% due 01/15/16	4,365,000	4,549,631
UnitedHealth Group Inc 1.875% due 11/15/16	2,145,000	2,199,322
Watson Pharmaceuticals Inc 5.000% due 08/15/14	4,245,000	4,512,694
WellPoint Inc 6.000% due 02/15/14	4,017,000	4,323,288
6.800% due 08/01/12	1,925,000	1,933,859

		114,841,472

Industrials - 2.6%
BAA Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	6,920,000	6,964,676
Casella Waste Systems Inc 11.000% due 07/15/14	1,650,000	1,755,188
CSX Corp 5.750% due 03/15/13	3,375,000	3,488,349
Delta Air Lines Inc 12.250% due 03/15/15 ~	1,700,000	1,857,250
ERAC USA Finance LLC 2.750% due 07/01/13 ~	9,825,000	9,958,296
2.750% due 03/15/17 ~	2,050,000	2,082,000
5.800% due 10/15/12 ~	8,000,000	8,098,928

	Principal Amount	Value
GATX Corp 3.500% due 07/15/16	$4,875,000	$5,006,722
John Deere Capital Corp 0.875% due 04/17/15	4,605,000	4,613,971
4.950% due 12/17/12	7,750,000	7,911,657
Roper Industries Inc 6.625% due 08/15/13	1,770,000	1,862,560
Southwest Airlines Co 5.250% due 10/01/14	4,000,000	4,332,084
United Air Lines Inc 9.875% due 08/01/13 ~	1,556,000	1,612,405
United Technologies Corp 1.200% due 06/01/15	6,510,000	6,591,395
Waste Management Inc 5.000% due 03/15/14	2,925,000	3,114,098
6.375% due 11/15/12	3,605,000	3,675,968

		72,925,547

Information Technology - 1.6%
Altera Corp 1.750% due 05/15/17	4,020,000	4,056,341
Broadcom Corp 1.500% due 11/01/13	2,045,000	2,070,935
2.375% due 11/01/15	4,385,000	4,548,789
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,481,250
Hewlett-Packard Co 2.350% due 03/15/15	4,570,000	4,644,948
2.600% due 09/15/17	3,535,000	3,554,453
2.625% due 12/09/14	850,000	871,151
6.125% due 03/01/14	5,000,000	5,369,265
HP Enterprise Services LLC 6.000% due 08/01/13	2,950,000	3,096,928
International Business Machines Corp 0.550% due 02/06/15	7,000,000	6,959,925
Xerox Corp 1.286% due 05/16/14 §	1,845,000	1,843,530
2.950% due 03/15/17	800,000	810,298
5.650% due 05/15/13	5,187,000	5,375,573

		44,683,386

Materials - 2.1%
ArcelorMittal (Luxembourg) 3.750% due 02/25/15	6,827,000	6,925,602
5.375% due 06/01/13	3,765,000	3,873,025
Barrick Gold Corp (Canada) 1.750% due 05/30/14	3,900,000	3,950,099
Barrick Gold Financeco LLC 6.125% due 09/15/13	3,540,000	3,759,813
BHP Billiton Finance USA Ltd (Australia) 1.000% due 02/24/15	11,000,000	11,027,423
CRH America Inc 5.300% due 10/15/13	1,220,000	1,269,935
Eastman Chemical Co 2.400% due 06/01/17	3,870,000	3,917,315
Ecolab Inc 2.375% due 12/08/14	3,725,000	3,850,484
International Paper Co 5.300% due 04/01/15	3,360,000	3,680,000
Rio Tinto Finance USA Ltd (Australia) 8.950% due 05/01/14	4,500,000	5,141,097
The Dow Chemical Co 2.500% due 02/15/16	9,250,000	9,520,840

		56,915,633

Telecommunication Services - 3.3%
America Movil SAB de CV (Mexico) 2.375% due 09/08/16	3,640,000	3,753,812
3.625% due 03/30/15	2,500,000	2,671,755

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
AT&T Inc 0.875% due 02/13/15	$3,760,000	$3,760,090
1.700% due 06/01/17	6,770,000	6,812,665
British Telecommunications PLC (United Kingdom) 1.593% due 12/20/13 §	4,285,000	4,311,447
5.150% due 01/15/13	6,500,000	6,646,646
CenturyLink Inc 7.875% due 08/15/12	2,085,000	2,099,753
Crown Castle Towers LLC 4.523% due 01/15/35 ~	7,250,000	7,604,532
Digicel Ltd (Bermuda) 12.000% due 04/01/14 ~	1,650,000	1,839,750
GTP Acquisition Partners I LLC 4.347% due 06/15/41 ~	2,485,000	2,609,275
Rogers Communications Inc (Canada) 6.375% due 03/01/14	12,500,000	13,620,625
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	10,175,000	10,225,875
Telefonica Emisiones SAU (Spain) 2.582% due 04/26/13	4,720,000	4,650,375
5.855% due 02/04/13	7,150,000	7,168,097
Verizon Virginia Inc 4.625% due 03/15/13	10,735,000	11,034,056
Vivendi SA (France) 2.400% due 04/10/15 ~	3,520,000	3,487,912

		92,296,665

Utilities - 3.8%
Abu Dhabi National Energy Co (United Arab Emirates) 5.620% due 10/25/12 ~	6,345,000	6,447,313
Atmos Energy Corp 4.950% due 10/15/14	1,000,000	1,080,793
CenterPoint Energy Resources Corp 7.875% due 04/01/13	10,370,000	10,900,135
CMS Energy Corp 2.750% due 05/15/14	5,000,000	5,051,225
Commonwealth Edison Co 1.625% due 01/15/14	6,000,000	6,083,640
1.950% due 09/01/16	1,605,000	1,644,696
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,209,257
DTE Energy Co 1.167% due 06/03/13 §	4,645,000	4,653,793
Duke Energy Corp 2.150% due 11/15/16	6,350,000	6,513,805
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	1,855,000	1,824,942
5.700% due 01/15/13 ~	4,825,000	4,891,961
Georgia Power Co 1.300% due 09/15/13	5,150,000	5,193,693
Great Plains Energy Inc 2.750% due 08/15/13	2,915,000	2,958,667
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	5,195,000	5,058,288
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,343,388
MidAmerican Energy Holdings Co 5.000% due 02/15/14	7,054,000	7,511,268
Mississippi Power Co 2.350% due 10/15/16	1,430,000	1,493,119
NiSource Finance Corp 5.400% due 07/15/14	3,539,000	3,816,143
6.150% due 03/01/13	891,000	921,505
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,734,529
PSEG Power LLC 2.750% due 09/15/16	1,755,000	1,787,360

	Principal Amount	Value
Sempra Energy 1.228% due 03/15/14 §	$6,255,000	$6,270,819
Sierra Pacific Power Co 5.450% due 09/01/13	2,106,000	2,209,971
Southern Co 1.950% due 09/01/16	1,995,000	2,045,972
Wisconsin Electric Power Co 6.000% due 04/01/14	5,375,000	5,862,900

		104,509,182

Total Corporate Bonds & Notes (Cost $1,358,907,350)		1,367,326,758

MORTGAGE-BACKED SECURITIES - 25.0%
Collateralized Mortgage Obligations - Commercial - 4.5%
Banc of America Commercial Mortgage Inc 4.668% due 07/10/43 "	2,070,000	2,264,545
5.546% due 02/10/51 "	2,164,113	2,163,108
Bear Stearns Commercial Mortgage Securities
4.674% due 06/11/41 "	465,000	505,531
4.978% due 07/11/42 " §	4,200,000	4,473,279
5.116% due 02/11/41 " §	3,695,000	4,033,050
5.200% due 01/12/41 " §	8,399,000	8,861,176
Citigroup Commercial Mortgage Trust 5.534% due 04/15/40 " §	4,070,000	4,347,043
Commercial Mortgage Pass-Through Certificates 5.167% due 06/10/44 " §	1,555,000	1,661,405
5.358% due 07/10/37 " §	12,755,000	13,663,960
DBUBS Mortgage Trust 2.238% due 08/10/44 "	2,421,185	2,488,003
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,730,000	3,992,765
GMAC Commercial Mortgage Securities Inc 4.079% due 05/10/36 "	2,618,769	2,648,188
Greenwich Capital Commercial Funding Corp 5.874% due 07/10/38 " §	2,415,000	2,764,857
JPMorgan Chase Commercial Mortgage Securities Corp 1.031% due 05/15/45 "	706,315	708,664
1.525% due 07/15/46 " ~	5,190,478	5,238,168
4.719% due 01/15/38 "	4,385,000	4,555,274
5.542% due 06/12/41 " §	5,255,000	5,600,842
Morgan Stanley Capital I Inc 1.480% due 06/15/44 " ~	3,283,800	3,307,903
4.700% due 07/15/56 "	12,800,000	13,752,390
4.780% due 12/13/41 "	5,259,000	5,670,062
5.731% due 07/12/44 " §	12,025,000	13,765,324
Wachovia Bank Commercial Mortgage Trust 5.088% due 08/15/41 " §	13,000,000	13,906,542
WF-RBS Commercial Mortgage Trust 1.607% due 06/15/44 " ~	3,763,408	3,792,014

		124,164,093

Collateralized Mortgage Obligations - Residential - 5.4%
Bear Stearns Adjustable Rate Mortgage Trust 2.736% due 04/25/34 " §	465,904	431,655
3.174% due 11/25/34 " §	1,512,597	1,511,108
Bear Stearns Alt-A Trust 0.595% due 01/25/35 " §	2,337,709	2,069,363
0.885% due 04/25/34 " §	686,565	614,728
Chase Mortgage Finance Corp 2.883% due 02/25/37 " §	1,504,191	1,482,337
2.894% due 02/25/37 " §	3,779,951	3,809,658
2.895% due 02/25/37 " §	2,769,868	2,594,100
2.942% due 02/25/37 " §	1,563,123	1,541,015
2.989% due 02/25/37 " §	681,048	641,273

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust 2.647% due 11/20/34 " §	$669,490	$549,670
2.668% due 02/19/34 " §	2,068,760	1,854,221
Fannie Mae
0.765% due 03/25/42 " §	8,382,492	8,416,644
5.000% due 08/25/19 "	9,770,554	10,531,019
FDIC Structured Sale Guaranteed Notes 0.795% due 02/25/48 " § ~	1,981,014	1,983,967
Fosse Master Issuer PLC (United Kingdom)
1.727% due 10/18/54 " § ~	4,120,000	4,127,123
1.866% due 10/18/54 " § ~	2,295,000	2,308,745
Freddie Mac
0.692% due 05/15/36 " §	960,681	964,575
0.742% due 08/15/41 " §	6,609,980	6,635,007
7.000% due 09/15/30 "	1,290,314	1,507,475
Harborview Mortgage Loan Trust 0.584% due 06/20/35 " §	1,040,994	823,191
Holmes Master Issuer PLC (United Kingdom) 2.017% due 10/21/54 " § ~	2,425,000	2,444,065
JPMorgan Mortgage Trust
2.852% due 07/25/35 " §	2,089,671	2,019,491
2.880% due 07/25/35 " §	2,756,618	2,656,998
MASTR Adjustable Rate Mortgages Trust 2.028% due 09/25/34 " §	849,764	676,545
Merrill Lynch Mortgage Investors Inc 2.672% due 12/25/35 " §	5,582,000	4,122,558
NCUA Guaranteed Notes
0.616% due 11/06/17 " §	5,101,494	5,103,076
0.626% due 03/06/20 " §	5,161,575	5,164,001
0.626% due 04/06/20 " §	4,956,107	4,961,534
0.641% due 03/11/20 " §	5,361,432	5,367,303
0.646% due 02/06/20 " §	4,857,638	4,859,921
0.696% due 01/08/20 " §	3,623,408	3,631,343
0.696% due 10/07/20 " §	3,097,766	3,104,054
1.840% due 10/07/20 "	755,926	765,255
Sequoia Mortgage Trust 1.073% due 11/20/34 " §	852,750	779,852
Silverstone Master Issuer PLC (United Kingdom)
1.866% due 01/21/55 " § ~	7,600,000	7,645,851
2.016% due 01/21/55 " § ~	18,275,000	18,431,074
Structured Adjustable Rate Mortgage Loan Trust
2.763% due 06/25/34 " §	3,654,048	3,362,676
2.804% due 05/25/34 " §	1,018,370	985,133
2.840% due 11/25/34 " §	2,071,589	1,890,463
Structured Asset Securities Corp 2.673% due 07/25/33 " §	528,915	487,633
Washington Mutual Mortgage Pass-Through Certificates
0.535% due 07/25/45 " §	3,737,674	3,050,861
0.565% due 08/25/45 " §	2,440,250	2,006,612
2.476% due 09/25/35 " §	9,000,000	7,150,482
2.589% due 06/25/34 " §	950,973	950,487
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 "	895,527	950,355
Wells Fargo Mortgage-Backed Securities Trust 2.748% due 08/25/33 " §	2,054,332	2,075,672

		149,040,169

Fannie Mae - 12.5%
2.125% due 03/01/35 " §	1,077,869	1,140,605
2.198% due 04/01/34 " §	2,582,285	2,736,933
2.291% due 01/01/35 " §	39,885	42,565
2.340% due 02/01/33 - 02/01/34 " §	8,338,344	8,847,314
2.355% due 06/01/35 " §	1,830,269	1,947,319
2.382% due 06/01/35 " §	1,509,029	1,603,827

	Principal Amount	Value
2.451% due 12/01/33 " §	$2,224,783	$2,361,211
2.453% due 10/01/34 " §	1,134,343	1,193,114
2.455% due 07/01/35 " §	1,925,483	2,053,274
2.458% due 01/01/35 " §	1,523,994	1,619,692
2.481% due 06/01/33 " §	1,914,682	2,027,360
2.521% due 05/01/35 " §	4,338,206	4,588,102
2.524% due 12/01/33 " §	1,633,989	1,734,286
2.526% due 05/01/35 " §	830,709	876,849
2.550% due 08/01/33 " §	3,235,066	3,454,045
2.560% due 11/01/35 " §	1,378,403	1,468,117
2.660% due 02/01/33 " §	286,067	304,390
2.689% due 04/01/33 " §	415,594	443,110
2.723% due 02/01/34 " §	1,668,440	1,779,583
2.809% due 04/01/35 " §	1,565,325	1,674,626
2.832% due 07/01/35 " §	2,294,648	2,460,515
2.875% due 05/01/33 " §	54,569	54,951
2.925% due 05/01/33 " §	1,791,696	1,905,170
3.000% due 04/01/27 "	16,184,840	16,993,122
3.500% due 03/01/26 - 07/01/27 "	59,166,439	62,581,516
4.000% due 07/01/25 - 11/01/40 "	19,207,935	20,453,251
4.500% due 03/01/25 - 04/01/26 "	54,118,227	58,105,003
5.000% due 07/01/24 - 07/01/35 "	14,871,141	16,173,310
5.500% due 01/01/18 - 12/01/39 "	105,206,584	115,052,426
6.000% due 01/01/18 - 03/01/37 "	5,677,026	6,209,990
6.500% due 05/01/33 "	2,161,603	2,476,654
7.000% due 05/01/33 - 06/01/33 "	832,191	939,547

		345,301,777

Freddie Mac - 2.1%
2.109% due 02/01/35 " §	662,631	697,786
2.378% due 09/01/35 " §	3,847,215	4,032,166
2.414% due 08/01/35 " §	3,436,646	3,660,948
2.850% due 03/01/35 " §	1,212,579	1,296,937
2.904% due 03/01/35 " §	1,036,503	1,108,655
4.000% due 08/01/26 "	30,747,911	32,561,145
5.500% due 03/01/18 - 07/01/38 "	8,354,124	9,091,081
6.000% due 04/01/33 "	5,889,199	6,605,834

		59,054,552

Government National Mortgage Association - 0.5%
1.625% due 09/20/34 - 01/20/35 " §	5,011,434	5,196,415
5.500% due 07/15/20 "	1,341,116	1,453,749
6.000% due 01/15/22 "	5,345,974	5,858,697

		12,508,861

Total Mortgage-Backed Securities (Cost $688,720,828)		690,069,452

ASSET-BACKED SECURITIES - 10.8%
Ally Auto Receivables Trust 0.970% due 08/17/15 "	2,825,000	2,837,359
Ally Master Owner Trust
1.540% due 09/15/16 "	13,720,000	13,860,821
1.810% due 05/15/16 "	8,020,000	8,141,782
2.150% due 01/15/16 "	6,395,000	6,513,534
American Express Credit Account Master Trust 0.412% due 04/17/17 " §	4,545,000	4,554,776
AmeriCredit Automobile Receivables Trust
0.960% due 01/09/17 "	4,765,000	4,766,072
1.050% due 10/11/16 "	3,130,000	3,143,948
1.730% due 02/08/17 "	1,840,000	1,847,773
2.330% due 03/08/16 "	3,215,000	3,265,001
Bank of America Auto Trust
0.780% due 06/15/16 "	6,520,000	6,537,388
1.670% due 12/15/13 " ~	249,521	249,663
Capital Auto Receivables Asset Trust 8.250% due 01/15/15 " ~	4,255,000	4,530,617

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
CarMax Auto Owner Trust
0.840% due 03/15/17 "	$7,585,000	$7,596,525
0.890% due 09/15/16 "	1,885,000	1,891,870
0.910% due 12/15/15 "	4,460,000	4,474,361
CIT Equipment Collateral 1.100% due 08/22/16 " ~	2,785,000	2,787,342
CitiFinancial Auto Issuance Trust 3.150% due 08/15/16 " ~	4,660,000	4,720,522
CNH Equipment Trust 0.860% due 09/15/17 "	7,455,000	7,468,453
0.940% due 05/15/17 "	3,375,000	3,387,409
1.030% due 11/17/14 "	323,755	324,416
3.000% due 08/17/15 "	1,049,854	1,062,536
5.170% due 10/15/14 "	858,999	866,746
College Loan Corp Trust 0.566% due 07/25/24 " §	10,000,000	9,598,696
0.626% due 04/25/21 " §	4,937,364	4,868,930
Collegiate Funding Services Education Loan Trust 0.551% due 12/28/21 " §	3,008,928	2,971,171
Discover Card Master Trust 0.860% due 11/15/17 "	12,595,000	12,636,220
Ford Credit Auto Lease Trust 0.850% due 01/15/15 "	2,690,000	2,692,388
1.340% due 09/15/14 "	1,670,000	1,683,815
Ford Credit Auto Owner Trust 1.510% due 01/15/14 "	1,310,851	1,313,445
4.050% due 10/15/16 "	915,000	965,287
Ford Credit Floorplan Master Owner Trust 4.200% due 02/15/17 " ~	4,425,000	4,779,917
4.990% due 02/15/17 " ~	3,165,000	3,393,370
GE Capital Credit Card Master Note Trust 0.722% due 05/15/19 " §	2,840,000	2,854,752
1.030% due 01/15/18 "	4,300,000	4,328,331
GE Equipment Small Ticket LLC 1.040% due 09/21/15 " ~	3,015,000	3,021,888
Honda Auto Receivables Owner Trust 1.550% due 08/18/17 "	4,520,000	4,603,500
Huntington Auto Trust 0.810% due 09/15/16 "	4,930,000	4,942,904
Hyundai Auto Lease Securitization Trust 0.920% due 08/17/15 " ~	10,000,000	10,012,505
Hyundai Auto Receivables Trust 0.720% due 03/15/16 "	2,625,000	2,630,158
1.650% due 02/15/17 "	3,600,000	3,673,278
John Deere Owner Trust 1.320% due 05/15/14 "	471,354	472,395
KnowledgeWorks Foundation 1.417% due 02/25/42 " §	1,864,871	1,851,747
Mercedes-Benz Auto Lease Trust 1.240% due 07/17/17 " ~	2,745,000	2,763,912
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	5,460,000	5,517,826
Navistar Financial Corp Owner Trust 1.190% due 01/18/19 " ~	14,015,000	14,019,512
NCUA Guaranteed Notes 0.599% due 12/07/20 " §	2,891,760	2,902,112
Nissan Auto Lease Trust 0.920% due 02/16/15 "	2,330,000	2,339,937
1.040% due 08/15/14 "	5,480,000	5,504,848
Nissan Master Owner Trust Receivables 0.712% due 05/15/17 " §	11,635,000	11,666,261
NorthStar Education Finance Inc 0.586% due 04/28/16 " §	3,553,220	3,535,916
Porsche Financial Auto Securitization Trust 1.190% due 12/17/18 " ~	2,665,000	2,687,695
Porsche Innovative Lease Owner Trust 1.260% due 11/20/17 " ~	2,895,000	2,918,068

	Principal Amount	Value
SMART Trust (Australia) 1.040% due 09/14/14 " ~	$3,895,000	$3,895,574
1.540% due 03/14/15 " ~	1,345,000	1,352,765
1.590% due 10/14/16 " ~	6,715,000	6,727,544
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 "	9,160,000	9,182,490
Volkswagen Auto Lease Trust 0.870% due 07/20/15 "	8,210,000	8,219,773
Wachovia Student Loan Trust 0.576% due 07/27/20 " §	3,753,779	3,736,827
Wheels SPV LLC 1.190% due 03/20/21 " ~	4,610,000	4,613,345
World Financial Network Credit Card Master Trust 0.372% due 02/15/17 " § ~	15,000,000	14,970,084
3.790% due 05/15/16 "	5,800,000	5,808,673
World Omni Automobile Lease Securitization Trust 0.930% due 11/16/15 "	3,180,000	3,184,826
1.060% due 11/15/17 "	3,405,000	3,411,240

Total Asset-Backed Securities (Cost $296,583,933)		297,082,839

U.S. GOVERNMENT AGENCY ISSUES - 3.9%
Fannie Mae 0.500% due 07/02/15	7,000,000	6,996,542
0.750% due 12/19/14	46,950,000	47,317,149
Freddie Mac 0.500% due 04/17/15	13,915,000	13,925,520
0.875% due 10/28/13	40,000,000	40,311,400

Total U.S. Government Agency Issues (Cost $108,421,454)		108,550,611

U.S. TREASURY OBLIGATIONS - 5.7%
U.S. Treasury Inflation Protected Securities - 2.4%
0.500% due 04/15/15 ^	15,133,108	15,727,794
3.000% due 07/15/12 ^	50,035,516	50,070,691

		65,798,485

U.S. Treasury Notes - 3.3%
0.250% due 03/31/14 ‡	92,000,000	91,913,796

Total U.S. Treasury Obligations (Cost $157,929,246)		157,712,281

FOREIGN GOVERNMENT BONDS & NOTES - 0.6%
Province of Ontario (Canada) 0.950% due 05/26/15	15,000,000	15,079,575

Total Foreign Government Bonds & Notes (Cost $14,996,957)		15,079,575

MUNICIPAL BONDS - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp ‘A’ 1.022% due 10/15/12 §	9,230,000	9,232,584

Total Municipal Bonds (Cost $9,230,000)		9,232,584

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.5%
Repurchase Agreement - 4.5%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $125,120,187; collateralized by U.S. Treasury Bills: 0.000% due 06/27/13 and value $127,624,240)	$125,120,083	$125,120,083

Total Short-Term Investment (Cost $125,120,083)		125,120,083

TOTAL INVESTMENTS - 100.3% (Cost $2,759,909,851)		2,770,174,183

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(8,054,526)

NET ASSETS - 100.0%		$2,762,119,657

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	49.5%
Mortgage-Backed Securities	25.0%
Asset-Backed Securities	10.8%
U.S. Treasury Obligations	5.7%
Short-Term Investment	4.5%
U.S. Government Agency Issues	3.9%
Foreign Government Bonds & Notes	0.6%
Municipal Bonds	0.3%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	10.8%
A-1 (Short-Term Debt only)	4.5%
AA/U.S. Government & Agency Issues	34.1%
A	20.0%
BBB	20.9%
BB	2.7%
B	0.4%
CC	0.2%
C	0.3%
Not Rated	6.1%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	As of June 30, 2012, investments with total aggregate values of $329,691 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (09/12)	350	$70,000,000	($98,432)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (09/12)	325	32,500,000	446,875

Total Futures Contracts			$348,443

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,367,326,758	$-	$1,367,326,758	$-
	Mortgage-Backed Securities	690,069,452	-	667,441,802	22,627,650
	Asset-Backed Securities	297,082,839	-	294,180,727	2,902,112
	U.S. Government Agency Issues	108,550,611	-	108,550,611	-
	U.S. Treasury Obligations	157,712,281	-	157,712,281	-
	Foreign Government Bonds & Notes	15,079,575	-	15,079,575	-
	Municipal Bonds	9,232,584	-	9,232,584	-
	Short-Term Investment	125,120,083	-	125,120,083	-
	Derivatives:
	Interest Rate Contracts
	Futures	446,875	446,875	-	-

	Total Assets	2,770,621,058	446,875	2,744,644,421	25,529,762

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(98,432)	(98,432)	-	-

	Total Liabilities	(98,432)	(98,432)	-	-

	Total	$2,770,522,626	$348,443	$2,744,644,421	$25,529,762

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$25,066,827	$3,109,120	$28,175,947
Purchases	-	-	-
Sales (includes paydowns)	(2,452,973)	(208,339)	(2,661,312)
Accrued Discounts (Premiums)	4	-	4
Net Realized Gains (Losses)	11	-	11
Change in Net Unrealized Appreciation	13,781	1,331	15,112
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$22,627,650	$2,902,112	$25,529,762

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$13,781	$1,331	$15,112

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 35.5%
Austria - 0.2%
OGX Austria GmbH 8.375% due 04/01/22 ~	$1,100,000	$951,500
Sappi Papier Holding GmbH 8.375% due 06/15/19 ~	800,000	804,000

		1,755,500

Azerbaijan - 0.2%
State Oil Co of the Azerbaijan Republic 5.450% due 02/09/17 ~	2,150,000	2,217,188

Barbados - 0.6%
Columbus International Inc 11.500% due 11/20/14 ~	4,650,000	4,998,936

Bermuda - 1.8%
Central European Media Enterprises Ltd 11.625% due 09/15/16 ~	EUR 1,850,000	2,411,409
China Oriental Group Co Ltd 7.000% due 11/17/17 ~	$1,300,000	1,004,250
8.000% due 08/18/15 ~	2,682,000	2,373,570
Digicel Group Ltd 8.875% due 01/15/15 ~	1,372,000	1,392,580
9.125% due 01/15/15 ~	873,000	886,095
10.500% due 04/15/18 ~	1,400,000	1,477,000
Digicel Ltd 7.000% due 02/15/20 ~	1,000,000	977,500
Qtel International Finance Ltd 4.750% due 02/16/21 ~	740,000	789,950
6.500% due 06/10/14 ~	280,000	306,320
7.875% due 06/10/19 ~	4,260,000	5,325,000

		16,943,674

Cayman - 5.3%
Agile Property Holdings Ltd 8.875% due 04/28/17 ~	1,500,000	1,485,000
9.875% due 03/20/17 ~	1,000,000	1,002,500
Central China Real Estate Ltd 12.250% due 10/20/15 ~	1,250,000	1,307,750
Country Garden Holdings Co Ltd 11.125% due 02/23/18 ~	2,000,000	2,045,000
11.250% due 04/22/17 ~	2,616,000	2,694,480
Dar Al-Arkan International Sukuk Co 10.750% due 02/18/15 ~	1,400,000	1,477,000
DP World Sukuk Ltd 6.250% due 07/02/17 ~	1,400,000	1,519,000
Dubai DOF Sukuk Ltd 6.396% due 11/03/14	1,290,000	1,380,300
Dubai Holding Commercial Operations MTN Ltd
4.750% due 01/30/14	EUR 3,800,000	4,508,341
6.000% due 02/01/17	GBP 2,000,000	2,623,303
Emaar Sukuk Ltd 8.500% due 08/03/16	$2,000,000	2,200,000
Evergrande Real Estate Group Ltd 7.500% due 01/19/14 ~	CNY 10,000,000	1,423,139
9.250% due 01/19/16 ~	16,100,000	2,085,652
13.000% due 01/27/15 ~	$3,750,000	3,571,875
Fibria Overseas Finance Ltd 6.750% due 03/03/21 ~	2,450,000	2,469,600
Hidili Industry International Development Ltd 8.625% due 11/04/15 ~	2,600,000	2,119,000
JBS Finance II Ltd 8.250% due 01/29/18 ~	4,650,000	4,557,000
Kuwait Projects Co 9.375% due 07/15/20	2,100,000	2,333,730

	Principal Amount	Value
Longfor Properties Co Ltd 9.500% due 04/07/16 ~	$1,200,000	$1,266,000
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	2,750,000	2,158,750
Mongolian Mining Corp 8.875% due 03/29/17 ~	1,500,000	1,507,500
Nile Finance Ltd 5.250% due 08/05/15 ~	1,890,000	1,804,950
Sable International Finance Ltd 8.750% due 02/01/20 ~	300,000	322,500
Shimao Property Holdings Ltd 9.650% due 08/03/17	500,000	481,070
11.000% due 03/08/18	850,000	836,827

		49,180,267

Chile - 1.2%
Banco del Estado de Chile 3.875% due 02/08/22 ~	580,000	592,848
4.125% due 10/07/20 ~	1,390,000	1,463,795
Corp Nacional del Cobre de Chile 3.750% due 11/04/20	1,510,000	1,583,432
3.875% due 11/03/21 ~	1,810,000	1,914,305
7.500% due 01/15/19	770,000	979,965
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	870,000	942,041
6.250% due 07/08/19 ~	1,470,000	1,676,795
Inversiones Alsacia SA 8.000% due 08/18/18 ~	1,496,552	1,454,240

		10,607,421

Colombia - 0.1%
Ecopetrol SA 7.625% due 07/23/19	900,000	1,138,500

El Salvador - 0.2%
Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	1,750,000	1,811,198

Georgia - 0.3%
JSC Georgian Railway 7.750% due 07/11/22 ~	1,450,000	1,455,217
9.875% due 07/22/15	1,380,000	1,503,648

		2,958,865

Hong Kong - 0.8%
Bank of China Ltd 5.550% due 02/11/20 ~	3,480,000	3,766,867
CITIC Bank International Ltd 6.875% due 06/24/20	280,000	299,274
Fosun International Ltd 7.500% due 05/12/16 ~	1,300,000	1,261,000
Industrial & Commercial Bank of Asia Ltd 5.125% due 11/30/20 ~	1,760,000	1,862,504

		7,189,645

Indonesia - 0.6%
P.T. Berau Coal Energy Tbk 7.250% due 03/13/17 ~	2,800,000	2,730,000
P.T. Pertamina Persero 6.000% due 05/03/42 ~	1,725,000	1,712,062
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	1,100,000	1,155,000

		5,597,062

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Ireland - 1.1%
Metalloinvest Finance Ltd 6.500% due 07/21/16 ~	$2,200,000	$2,194,500
MTS International Funding Ltd 8.625% due 06/22/20 ~	4,200,000	4,828,698
Novatek Finance Ltd 6.604% due 02/03/21~	1,200,000	1,312,800
VEB Leasing 5.125% due 05/27/16 ~	1,700,000	1,697,960
Vimpel Communications 7.748% due 02/02/21 ~	400,000	387,296

		10,421,254

Kazakhstan - 2.6%
ATF Bank JSC 9.000% due 05/11/16 ~	475,000	456,594
Development Bank of Kazakhstan JSC 5.500% due 12/20/15 ~	1,410,000	1,475,212
Kazkommertsbank JSC 7.500% due 11/29/16 ~	2,500,000	2,181,250
7.875% due 04/07/14 ~	1,350,000	1,339,875
8.000% due 11/03/15 ~	3,000,000	2,820,000
KazMunayGas National Co 6.375% due 04/09/21 ~	3,300,000	3,646,500
7.000% due 05/05/20 ~	3,170,000	3,613,800
8.375% due 07/02/13 ~	3,300,000	3,476,154
9.125% due 07/02/18 ~	810,000	1,005,413
11.750% due 01/23/15 ~	2,010,000	2,401,849
Zhaikmunai LLP 10.500% due 10/19/15 ~	1,300,000	1,296,750

		23,713,397

Luxembourg - 2.7%
Evraz Group SA 6.750% due 04/27/18 ~	3,400,000	3,251,420
9.500% due 04/24/18 ~	1,150,000	1,240,850
MHP SA 10.250% due 04/29/15 ~	5,093,000	4,918,230
Minerva Luxembourg SA 12.250% due 02/10/22 ~	3,300,000	3,448,500
Russian Agricultural Bank OJSC 7.750% due 05/29/18 ~	1,410,000	1,600,350
9.000% due 06/11/14 ~	300,000	330,771
Sberbank of Russia 6.125% due 02/07/22 ~	960,000	1,011,600
Severstal OAO 6.250% due 07/26/16 ~	3,500,000	3,513,755
6.700% due 10/25/17 ~	300,000	304,218
TMK OAO 7.750% due 01/27/18 ~	3,500,000	3,342,500
VTB Bank OJSC 6.000% due 04/12/17 ~	2,350,000	2,391,125

		25,353,319

Malaysia - 1.0%
Axiata SPV1 Labuan Ltd 5.375% due 04/28/20	1,340,000	1,462,149
MMI International Ltd 8.000% due 03/01/17 ~	1,200,000	1,242,000
Petronas Capital Ltd 5.250% due 08/12/19 ~	4,710,000	5,436,037
7.875% due 05/22/22 ~	810,000	1,111,128

		9,251,314

	Principal Amount	Value
Mexico - 2.6%
Cemex SAB de CV 9.000% due 01/11/18 ~	$2,000,000	$1,795,000
Comision Federal de Electricidad 4.875% due 05/26/21 ~	1,410,000	1,536,900
5.750% due 02/14/42 ~	1,870,000	1,982,200
Corp GEO SAB de CV 9.250% due 06/30/20 ~	2,500,000	2,625,000
Desarrolladora Homex SAB de CV 9.500% due 12/11/19 ~	1,000,000	1,050,000
9.750% due 03/25/20 ~	1,400,000	1,477,000
Grupo Senda Autotransporte SA de CV 10.500% due 10/03/15 ~	3,820,000	3,915,500
Petroleos Mexicanos 5.500% due 06/27/44 ~	780,000	799,500
6.000% due 03/05/20	1,040,000	1,207,960
6.500% due 06/02/41	1,020,000	1,195,950
6.500% due 06/02/41 ~	1,630,000	1,911,175
8.000% due 05/03/19	1,580,000	2,014,500
Urbi Desarrollos Urbanos SAB de CV 9.500% due 01/21/20 ~	900,000	949,500
9.750% due 02/03/22 ~	1,500,000	1,586,250

		24,046,435

Netherlands - 3.2%
DTEK Finance BV 9.500% due 04/28/15 ~	2,500,000	2,437,500
Halyk Savings Bank of Kazakhstan JSC 7.250% due 05/03/17 ~	2,500,000	2,500,000
Kazakhstan Temir Zholy Finance BV 6.375% due 10/06/20 ~	2,580,000	2,850,900
Lukoil International Finance BV 6.656% due 06/07/22 ~	1,200,000	1,321,068
Majapahit Holding BV 7.750% due 10/17/16 ~	2,000,000	2,292,500
7.750% due 01/20/20 ~	1,350,000	1,616,625
8.000% due 08/07/19 ~	1,500,000	1,815,000
Marfrig Holding Europe BV 8.375% due 05/09/18 ~	1,500,000	1,177,500
Metinvest BV 8.750% due 02/14/18 ~	3,600,000	3,294,000
10.250% due 05/20/15 ~	1,200,000	1,179,000
OSX 3 Leasing BV 9.250% due 03/20/15 ~	1,200,000	1,204,200
Polish Television Holding BV 11.250% due 05/15/17 § ~	EUR 1,232,000	1,566,890
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$5,800,000	5,463,252
WPE International Cooperatief UA 10.375% due 09/30/20 ~	750,000	596,676

		29,315,111

Philippines - 0.7%
Development Bank of Philippines 5.500% due 03/25/21	1,630,000	1,731,831
Power Sector Assets & Liabilities Management Corp
7.250% due 05/27/19 ~	300,000	379,500
7.390% due 12/02/24 ~	3,080,000	4,004,000

		6,115,331

Singapore - 0.3%
Berau Capital Resources Pte Ltd 12.500% due 07/08/15 ~	600,000	666,000
Yanlord Land Group Ltd 9.500% due 05/04/17 ~	1,400,000	1,295,000
10.625% due 03/29/18 ~	1,000,000	935,000

		2,896,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
South Africa - 0.9%
African Bank Ltd 8.125% due 02/24/17 ~	$1,197,000	$1,241,888
Edcon Holdings Proprietary Ltd 6.162% due 06/15/15 § ~	EUR 1,625,000	1,758,253
Edcon Proprietary Ltd 3.912% due 06/15/14 § ~	2,000,000	2,312,826
Foodcorp Proprietary Ltd 8.750% due 03/01/18 ~	2,500,000	3,112,337

		8,425,304

Spain - 0.2%
Cemex Espana Luxembourg 9.250% due 05/12/20 ~	$2,304,000	1,961,280

Sri Lanka - 0.2%
Bank of Ceylon 6.875% due 05/03/17 ~	1,600,000	1,600,000

Sweden - 0.7%
Eileme 2 AB 11.625% due 01/31/20 ~	1,200,000	1,242,000
11.750% due 01/31/20 ~	EUR 1,000,000	1,303,464
TVN Finance Corp II AB 10.750% due 11/15/17 ~	2,617,000	3,477,402

		6,022,866

Trinidad And Tobago - 0.3%
Petroleum Co of Trinidad & Tobago Ltd 6.000% due 05/08/22 ~	$2,266,667	2,363,000

Turkey - 0.2%
Export Credit Bank of Turkey 5.375% due 11/04/16 ~	1,780,000	1,846,750

Ukraine - 0.4%
National JSC Naftogaz of Ukraine 9.500% due 09/30/14	3,990,000	3,845,363

United Arab Emirates - 1.6%
Dolphin Energy Ltd 5.888% due 06/15/19 ~	1,648,824	1,811,645
DP World Ltd 6.850% due 07/02/37 ~	3,100,000	3,061,250
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	2,840,000	3,124,000
8.500% due 04/22/15 ~	4,480,000	5,000,800
Emirates Airline 5.125% due 06/08/16 ~	1,920,000	2,002,080

		14,999,775

United Kingdom - 3.9%
Afren PLC 10.250% due 04/08/19 ~	2,200,000	2,277,000
11.500% due 02/01/16 ~	1,874,000	2,009,865
Atlantic Finance Ltd 10.750% due 05/27/14 § ~	3,300,000	3,605,250
CNPC HK Overseas Capital Ltd 5.950% due 04/28/41 ~	1,900,000	2,318,982
Export-Import Bank of Ukraine 6.800% due 10/04/12	1,360,000	1,360,612
Ferrexpo Finance PLC 7.875% due 04/07/16 ~	4,100,000	3,720,750

	Principal Amount	Value
Franshion Development Ltd 6.750% due 04/15/21 ~	$1,410,000	$1,318,350
Oschadbank 8.250% due 03/10/16	3,460,000	2,958,300
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20	3,830,000	3,875,504
6.300% due 11/12/40 ~	670,000	684,031
Sinopec Group Overseas Development Ltd 3.900% due 05/17/22 ~	1,650,000	1,725,552
4.875% due 05/17/42 ~	1,550,000	1,658,984
Star Energy Geothermal Wayang Windu Ltd 11.500% due 02/12/15 ~	2,200,000	2,403,500
Ukreximbank 8.375% due 04/27/15 ~	4,140,000	3,746,700
Vedanta Resources PLC 8.250% due 06/07/21 ~	2,500,000	2,356,250

		36,019,630

United States - 0.7%
CEDC Finance Corp International Inc 8.875% due 12/01/16 ~	EUR 450,000	370,158
Cemex Finance LLC 9.500% due 12/14/16 ~	$1,100,000	1,078,000
NII Capital Corp 7.625% due 04/01/21	3,400,000	2,932,500
Pemex Project Funding Master Trust 5.750% due 03/01/18	1,130,000	1,282,550
Reliance Holdings USA Co 6.250% due 10/19/40 ~	1,250,000	1,176,244

		6,839,452

Venezuela - 0.8%
Petroleos de Venezuela SA 5.250% due 04/12/17 ~	1,760,000	1,267,200
5.375% due 04/12/27	4,000,000	2,290,000
5.500% due 04/12/37 ~	3,920,000	2,234,400
12.750% due 02/17/22 ~	1,290,000	1,215,825

		7,007,425

Vietnam - 0.1%
Vietnam JSC Bank for Industry & Trade 8.000% due 05/17/17 ~	750,000	736,288

Total Corporate Bonds & Notes (Cost $331,711,104)		327,177,550

FOREIGN GOVERNMENT BONDS & NOTES - 59.5%
Argentina - 0.9%
Republic of Argentina 0.785% due 08/03/12 §	21,750,000	2,624,230
7.000% due 10/03/15	2,430,000	1,845,315
8.280% due 12/31/33	3,814,697	2,480,819
8.750% due 06/02/17	1,170,000	1,012,050

		7,962,414

Bahrain - 0.1%
Kingdom of Bahrain 5.500% due 03/31/20 ~	560,000	560,700

Barbados - 0.0%
Government of Barbados 7.000% due 08/04/22 ~	410,000	416,150

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Belarus - 0.9%
Republic of Belarus 8.750% due 08/03/15 ~	$2,500,000	$2,456,250
8.950% due 01/26/18 ~	6,480,000	6,026,400

		8,482,650

Brazil - 9.8%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/20 ~	870,000	992,887
6.500% due 06/10/19 ~	3,180,000	3,808,050
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/20 ^	BRL 9,500,000	11,381,625
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/17	22,500,000	11,503,040
10.000% due 01/01/21	17,700,000	8,855,710
10.000% due 01/01/23	17,800,000	8,787,989
Federative Republic of Brazil
4.875% due 01/22/21	$7,060,000	8,200,190
5.625% due 01/07/41	7,480,000	9,211,620
5.875% due 01/15/19	2,220,000	2,690,640
6.000% due 01/17/17	2,000,000	2,361,000
7.125% due 01/20/37	5,830,000	8,438,925
8.250% due 01/20/34	4,250,000	6,693,750
8.875% due 04/15/24	1,550,000	2,402,500
10.125% due 05/15/27	3,020,000	5,171,750
10.250% due 01/10/28	BRL 580,000	360,244

		90,859,920

Chile - 0.1%
Republic of Chile 3.250% due 09/14/21	$930,000	990,450

Colombia - 3.0%
Republic of Colombia
4.375% due 07/12/21	2,340,000	2,639,520
6.125% due 01/18/41	3,120,000	4,071,600
7.375% due 01/27/17	4,190,000	5,210,265
7.375% due 03/18/19	2,870,000	3,766,875
7.375% due 09/18/37	1,690,000	2,508,805
8.125% due 05/21/24	3,760,000	5,483,960
10.375% due 01/28/33	220,000	391,600
11.750% due 02/25/20	2,320,000	3,723,600

		27,796,225

Croatia - 0.8%
Republic of Croatia
6.250% due 04/27/17 ~	2,060,000	2,057,405
6.375% due 03/24/21 ~	3,160,000	3,104,700
6.625% due 07/14/20 ~	860,000	859,088
6.750% due 11/05/19 ~	1,360,000	1,367,012

		7,388,205

Dominican Republic - 0.4%
Dominican Republic 7.500% due 05/06/21 ~	3,140,000	3,367,650

Ecuador - 0.1%
Republic of Ecuador 9.375% due 12/15/15 ~	1,020,000	1,032,750

Egypt - 0.3%
Arab Republic of Egypt
5.750% due 04/29/20 ~	2,370,000	2,281,125
6.875% due 04/30/40 ~	620,000	539,400

		2,820,525

	Principal Amount	Value
El Salvador - 0.7%
Republic of El Salvador
7.375% due 12/01/19 ~	$580,000	$642,930
7.625% due 02/01/41 ~	2,070,000	2,186,955
7.650% due 06/15/35 ~	3,120,000	3,304,080
8.250% due 04/10/32 ~	440,000	492,800

		6,626,765

Gabon - 0.0%
Gabonese Republic 8.200% due 12/12/17 ~	220,000	256,300

Georgia - 0.2%
Republic of Georgia 6.875% due 04/12/21 ~	1,330,000	1,437,730

Ghana - 0.2%
Republic of Ghana 8.500% due 10/04/17 ~	1,540,000	1,713,250

Hungary - 0.7%
Republic of Hungary
6.250% due 01/29/20	2,070,000	2,027,544
6.375% due 03/29/21	2,560,000	2,506,240
7.625% due 03/29/41	2,190,000	2,151,675

		6,685,459

Indonesia - 3.3%
Republic of Indonesia
4.875% due 05/05/21 ~	3,660,000	4,003,125
5.875% due 03/13/20 ~	2,220,000	2,569,650
6.625% due 02/17/37 ~	620,000	768,800
6.875% due 01/17/18 ~	3,800,000	4,507,750
7.500% due 01/15/16 ~	2,990,000	3,464,663
7.750% due 01/17/38 ~	3,420,000	4,728,150
8.500% due 10/12/35 ~	4,040,000	5,948,900
10.375% due 05/04/14 ~	1,070,000	1,225,150
11.625% due 03/04/19 ~	2,030,000	3,004,400

		30,220,588

Iraq - 1.0%
Republic of Iraq 5.800% due 01/15/28 ~	10,890,000	8,957,025

Ireland - 1.4%
Vnesheconombank
5.450% due 11/22/17 ~	1,730,000	1,793,993
6.800% due 11/22/25 ~	3,320,000	3,489,426
6.902% due 07/09/20 ~	7,110,000	7,719,469

		13,002,888

Ivory Coast - 0.9%
Ivory Coast 3.750% due 12/31/32 § Y ~	10,770,000	8,077,500

Jordan - 0.4%
Kingdom of Jordan 3.875% due 11/12/15 ~	3,630,000	3,515,655

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Kazakhstan - 0.2%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	$2,190,000	$2,321,400

Lebanon - 1.3%
Lebanese Republic
5.150% due 11/12/18	560,000	554,400
6.100% due 10/04/22 ~	4,650,000	4,661,625
6.375% due 03/09/20	2,860,000	2,952,950
6.600% due 11/27/26	2,000,000	2,020,000
8.250% due 04/12/21 ~	1,110,000	1,290,375
8.500% due 01/19/16 ~	300,000	336,750

		11,816,100

Lithuania - 1.9%
Republic of Lithuania
5.125% due 09/14/17 ~	1,360,000	1,441,600
6.125% due 03/09/21 ~	3,290,000	3,635,450
6.625% due 02/01/22 ~	4,650,000	5,341,687
7.375% due 02/11/20 ~	6,080,000	7,203,341

		17,622,078

Malaysia - 0.2%
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	2,000,000	2,202,966

Mexico - 6.1%
Mexican Bonos
7.750% due 05/29/31	MXN 135,000,000	11,416,510
8.500% due 05/31/29	69,500,000	6,373,658
10.000% due 11/20/36	100,000,000	10,434,875
United Mexican States
3.625% due 03/15/22	$1,410,000	1,500,240
5.125% due 01/15/20	5,600,000	6,594,000
5.625% due 01/15/17	1,710,000	1,998,563
5.950% due 03/19/19	1,600,000	1,958,400
6.050% due 01/11/40	6,070,000	7,860,650
6.750% due 09/27/34	2,860,000	3,918,200
8.300% due 08/15/31	2,930,000	4,556,150

		56,611,246

Morocco - 0.4%
Kingdom of Morocco 4.500% due 10/05/20 ~	EUR 2,770,000	3,330,161

Nigeria - 0.2%
Republic of Nigeria 6.750% due 01/28/21 ~	$1,410,000	1,526,325

Pakistan - 0.4%
Islamic Repubic of Pakistan
6.875% due 06/01/17 ~	1,850,000	1,461,500
7.125% due 03/31/16 ~	3,120,000	2,698,800

		4,160,300

Panama - 1.1%
Republic of Panama
6.700% due 01/26/36	3,040,000	4,119,200
7.125% due 01/29/26	440,000	596,200
7.250% due 03/15/15	1,480,000	1,694,600
8.875% due 09/30/27	1,260,000	1,962,450
9.375% due 04/01/29	1,080,000	1,771,200

		10,143,650

	Principal Amount	Value
Peru - 1.5%
Republic of Peru
7.125% due 03/30/19	$550,000	$709,500
7.350% due 07/21/25	4,130,000	5,823,300
8.375% due 05/03/16	1,380,000	1,711,200
8.750% due 11/21/33	3,290,000	5,412,050

		13,656,050

Philippines - 3.3%
Republic of Philippines
4.000% due 01/15/21	4,500,000	4,854,375
5.500% due 03/30/26	2,670,000	3,163,950
6.375% due 10/23/34	2,290,000	2,936,925
7.500% due 09/25/24	1,330,000	1,772,225
7.750% due 01/14/31	3,520,000	5,020,400
8.375% due 06/17/19	1,570,000	2,123,425
9.500% due 02/02/30	4,060,000	6,597,500
10.625% due 03/16/25	2,320,000	3,845,400

		30,314,200

Poland - 1.0%
Republic of Poland
5.000% due 03/23/22	5,337,000	5,852,021
6.375% due 07/15/19	3,180,000	3,757,456

		9,609,477

Qatar - 0.4%
State of Qatar
5.750% due 01/20/42 ~	1,670,000	1,999,825
6.400% due 01/20/40 ~	1,040,000	1,328,600

		3,328,425

Romania - 0.5%
Romanian Government 6.750% due 02/07/22	4,070,000	4,258,238

Russia - 2.5%
Russian Foreign Bond - Eurobond
5.000% due 04/29/20 ~	800,000	872,000
5.625% due 04/04/42 ~	3,000,000	3,216,900
7.500% due 03/31/30 § ~	14,055,300	16,909,791
12.750% due 06/24/28 ~	1,040,000	1,872,000

		22,870,691

Senegal - 0.3%
Republic of Senegal 8.750% due 05/13/21 ~	2,150,000	2,375,750

Serbia - 0.4%
Republic of Serbia 7.250% due 09/28/21 ~	4,030,000	4,160,975

South Africa - 1.2%
Republic of South Africa
5.500% due 03/09/20	2,680,000	3,102,100
5.875% due 05/30/22	2,890,000	3,456,036
6.250% due 03/08/41	619,000	784,969
6.875% due 05/27/19	3,360,000	4,141,200

		11,484,305

Sri Lanka - 0.4%
Republic of Sri Lanka
6.250% due 10/04/20 ~	1,210,000	1,246,300
6.250% due 07/27/21 ~	1,410,000	1,425,296
7.400% due 01/22/15 ~	740,000	795,500

		3,467,096

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Tunisia - 0.1%
Banque Centrale de Tunisie SA 8.250% due 09/19/27	$440,000	$525,800

Turkey - 3.7%
Republic of Turkey
5.625% due 03/30/21	890,000	975,663
6.000% due 01/14/41	2,100,000	2,218,125
6.250% due 09/26/22	1,100,000	1,248,500
6.750% due 04/03/18	6,280,000	7,159,200
6.750% due 05/30/40	1,610,000	1,881,687
6.875% due 03/17/36	2,710,000	3,191,702
7.000% due 09/26/16	1,850,000	2,096,975
7.000% due 03/11/19	1,260,000	1,469,475
7.000% due 06/05/20	440,000	517,000
7.250% due 03/15/15	1,690,000	1,865,337
7.250% due 03/05/38	1,040,000	1,281,800
7.375% due 02/05/25	3,770,000	4,646,525
7.500% due 07/14/17	1,920,000	2,244,000
7.500% due 11/07/19	740,000	899,100
8.000% due 02/14/34	1,110,000	1,464,368
11.875% due 01/15/30	680,000	1,205,980

		34,365,437

Ukraine - 0.5%
Financing of Infrastructural Projects State Enterprise 8.375% due 11/03/17 ~	990,000	831,600
Ukraine Government 6.250% due 06/17/16 ~	1,180,000	1,062,000
6.580% due 11/21/16 ~	520,000	468,000
6.875% due 09/23/15 ~	1,440,000	1,335,600
7.650% due 06/11/13 ~	650,000	640,250
7.950% due 02/23/21 ~	500,000	458,500

		4,795,950

United Arab Emirates - 0.3%
Emirate of Dubai Government 6.700% due 10/05/15 ~	490,000	532,875
7.750% due 10/05/20 ~	1,980,000	2,237,400

		2,770,275

Uruguay - 2.0%
Republic of Uruguay 6.875% due 09/28/25	1,460,000	1,934,500
7.625% due 03/21/36	1,550,000	2,247,500
7.875% due 01/15/33	3,950,000	5,757,125
8.000% due 11/18/22	6,310,000	8,912,875

		18,852,000

Venezuela - 3.9%
Republic of Venezuela 6.000% due 12/09/20 ~	1,580,000	1,070,450
7.000% due 03/31/38 ~	150,000	99,000
7.650% due 04/21/25	2,320,000	1,612,400
7.750% due 10/13/19 ~	2,460,000	1,900,350
8.250% due 10/13/24 ~	3,490,000	2,538,975
8.500% due 10/08/14	2,280,000	2,268,600
9.000% due 05/07/23 ~	2,860,000	2,216,500
9.250% due 09/15/27	2,830,000	2,306,450
9.250% due 05/07/28 ~	2,380,000	1,820,700
9.375% due 01/13/34	1,610,000	1,247,750
10.750% due 09/19/13	890,000	921,150
11.750% due 10/21/26 ~	5,252,000	4,687,410
11.950% due 08/05/31 ~	8,920,000	7,983,400
12.750% due 08/23/22 ~	5,734,000	5,533,310

		36,206,445

	Principal Amount	Value
Vietnam - 0.5%
Socialist Republic of Vietnam 6.750% due 01/29/20 ~	$2,370,000	$2,541,825
6.875% due 01/15/16 ~	1,660,000	1,772,050

		4,313,875

Total Foreign Government Bonds & Notes (Cost $551,507,980)		549,260,014

SHORT-TERM INVESTMENT - 4.0%
Repurchase Agreement - 4.0%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $37,075,678; collateralized by U.S. Treasury Notes: 1.125% due 06/15/13 and value $37,821,656)	37,075,647	37,075,647

Total Short-Term Investment (Cost $37,075,647)		37,075,647

TOTAL INVESTMENTS - 99.0% (Cost $920,294,731)		913,513,211

OTHER ASSETS & LIABILITIES, NET - 1.0%		9,123,306

NET ASSETS - 100.0%		$922,636,517

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Brazil	9.8%
Mexico	8.7%
Cayman	5.3%
United States (Includes Short-Term Investment)	4.7%
Venezuela	4.7%
Philippines	4.0%
Turkey	3.9%
United Kingdom	3.9%
Indonesia	3.9%
Netherlands	3.2%
Colombia	3.1%
Kazakhstan	2.8%
Luxembourg	2.7%
Ireland	2.5%
Russia	2.5%
South Africa	2.1%
Uruguay	2.0%
United Arab Emirates	1.9%
Lithuania	1.9%
Bermuda	1.8%
Peru	1.5%
Lebanon	1.3%
Chile	1.3%
Malaysia	1.2%
Panama	1.1%
Poland	1.0%
Iraq	1.0%
Others (each less than 1.0%)	15.2%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(b)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Foreign Government Bonds & Notes	59.5%
Corporate Bonds & Notes	35.5%
Short-Term Investment	4.0%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(c)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AA/U.S. Government & Agency Issues	0.4%
A-1 (Short-Term Debt Only)	4.0%
A	7.7%
BBB	29.2%
BB	21.7%
B	17.8%
CCC	0.3%
CC	0.2%
Not Rated	18.7%

100.0%

(d)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(e)	Investments with a total aggregate value of $8,077,500 or 0.9% of the net assets were in default as of June 30, 2012.

(f)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Buy	BRL	112,918	07/12	BRC	$356
Buy	BRL	75,625,278	07/12	HSB	474,944
Buy	BRL	100,000	07/12	JPM	315
Buy	BRL	1,727,200	07/12	MSC	9,945
Sell	BRL	112,918	07/12	BRC	(1,854)
Sell	BRL	75,625,278	07/12	HSB	(546,949)
Sell	BRL	100,000	07/12	JPM	(1,584)
Sell	BRL	1,727,200	07/12	MSC	(5,446)
Sell	BRL	86,113,624	09/12	JPM	(819,417)
Buy	BRL	112,918	10/12	BRC	1,797
Buy	BRL	100,000	10/12	HSB	1,564
Buy	BRL	100,000	10/12	JPM	1,515
Sell	EUR	9,808,863	07/12	BRC	(79,774)
Sell	EUR	9,746,145	07/12	HSB	(79,272)
Sell	GBP	1,719,304	07/12	UBS	(25,836)
Buy	MXN	125,855,547	07/12	HSB	396,979
Sell	MXN	63,508,655	07/12	MSC	(159,194)
Sell	MXN	57,700,000	07/12	UBS	(141,021)
Sell	MXN	5,839,080	08/12	BRC	(12,287)

Total Forward Foreign Currency Contracts					($985,219)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$327,177,550	$-	$327,177,550	$-
	Foreign Government Bonds & Notes	549,260,014	-	549,260,014	-
	Short-Term Investment	37,075,647	-	37,075,647	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	887,415	-	887,415	-

	Total Assets	914,400,626	-	914,400,626	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,872,634)	-	(1,872,634)	-

	Total Liabilities	(1,872,634)	-	(1,872,634)	-

	Total	$912,527,992	$-	$912,527,992	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%
American Funds Insurance Series® Growth Fund - Class 1	5,794,833	$325,843,470

TOTAL INVESTMENTS - 100.0% (Cost $271,478,842)		325,843,470

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(143,515)

NET ASSETS - 100.0%		$325,699,955

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
MUTUAL FUND - 100.0%
American Funds Insurance Series® Growth-Income Fund - Class 1	24,284,911	$874,256,805

TOTAL INVESTMENTS - 100.0% (Cost $807,551,497)		874,256,805

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(337,093)

NET ASSETS - 100.0%		$873,919,712

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$325,843,470	$325,843,470	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$874,256,805	$874,256,805	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”) (See Note 1 in Notes to Financial Statements). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 15.9%
Carnival Corp (Panama)	556,354	$19,066,252
Comcast Corp ‘A’	2,908,205	92,975,314
General Motors Co *	1,647,980	32,498,166
Kohl’s Corp	109,552	4,983,520
Lowe’s Cos Inc	928,714	26,412,626
News Corp ‘B’	2,068,220	46,576,314
Staples Inc	1,341,037	17,500,533
Target Corp	344,045	20,019,979
Time Warner Cable Inc	630,825	51,790,732
Time Warner Inc	797,509	30,704,097
Viacom Inc ‘B’	1,018,153	47,873,554

		390,401,087

Consumer Staples - 7.3%
CVS Caremark Corp	1,044,960	48,830,981
Kraft Foods Inc ‘A’	1,092,582	42,195,517
PepsiCo Inc	186,505	13,178,443
The Procter & Gamble Co	143,089	8,764,201
Unilever NV ‘NY’ (Netherlands)	1,205,347	40,198,323
Wal-Mart Stores Inc	378,670	26,400,872

		179,568,337

Energy - 12.3%
BP PLC ADR (United Kingdom)	1,367,329	55,431,518
Chevron Corp	438,762	46,289,391
Halliburton Co	1,437,141	40,800,433
Murphy Oil Corp	698,542	35,129,677
Noble Corp (Switzerland)	378,075	12,298,780
QEP Resources Inc	872,486	26,148,405
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	681,851	45,977,213
Weatherford International Ltd * (Switzerland)	3,169,648	40,032,654

		302,108,071

Financials - 21.4%
Aflac Inc	210,961	8,984,829
Bank of America Corp	3,777,931	30,903,476
Citigroup Inc	2,350,421	64,425,040
Fifth Third Bancorp	1,596,291	21,390,299
JPMorgan Chase & Co	1,914,117	68,391,400
MetLife Inc	770,179	23,760,022
Morgan Stanley	1,275,158	18,604,555
State Street Corp	286,756	12,800,788
The Allstate Corp	1,874,840	65,788,136
The Bank of New York Mellon Corp	2,138,832	46,947,362
The Goldman Sachs Group Inc	202,776	19,438,107
The PNC Financial Services Group Inc	629,653	38,478,095
The Travelers Cos Inc	524,851	33,506,488
U.S. Bancorp	578,911	18,617,778
Wells Fargo & Co	1,615,696	54,028,874

		526,065,249

Health Care - 14.2%
Bristol-Myers Squibb Co	1,466,096	52,706,151
Cardinal Health Inc	534,066	22,430,772
GlaxoSmithKline PLC ADR (United Kingdom)	598,879	27,290,916
Merck & Co Inc	1,210,094	50,521,424
Novartis AG (Switzerland)	234,257	13,066,843
Pfizer Inc	2,720,491	62,571,293
Roche Holding AG ADR (Switzerland)	463,817	20,046,171
Sanofi ADR (France)	716,542	27,070,957
UnitedHealth Group Inc	865,235	50,616,247
WellPoint Inc	370,964	23,663,794

		349,984,568

	Shares	Value
Industrials - 6.4%
Emerson Electric Co	377,734	$17,594,850
General Electric Co	2,530,581	52,737,308
Honeywell International Inc	287,281	16,041,771
Ingersoll-Rand PLC (Ireland)	1,312,408	55,357,369
Textron Inc	661,745	16,457,598

		158,188,896

Information Technology - 10.9%
Cisco Systems Inc	1,341,847	23,039,513
Corning Inc	1,907,660	24,666,044
Dell Inc *	655,951	8,212,507
eBay Inc *	1,020,265	42,861,333
Hewlett-Packard Co	2,115,544	42,543,590
Intel Corp	702,239	18,714,669
KLA-Tencor Corp	74,655	3,676,759
Microsoft Corp	2,093,294	64,033,863
Yahoo! Inc *	2,539,746	40,204,179

		267,952,457

Materials - 2.8%
Alcoa Inc	2,870,256	25,114,740
International Paper Co	1,508,653	43,615,158

		68,729,898

Telecommunication Services - 3.4%
AT&T Inc	653,686	23,310,443
Verizon Communications Inc	822,650	36,558,566
Vodafone Group PLC ADR (United Kingdom)	822,148	23,168,131

		83,037,140

Utilities - 2.5%
FirstEnergy Corp	493,815	24,290,760
PPL Corp	1,390,351	38,665,661

		62,956,421

Total Common Stocks (Cost $2,149,637,054)		2,388,992,124

	Principal Amount
SHORT-TERM INVESTMENT - 2.9%
Repurchase Agreement - 2.9%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $70,397,064; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $71,805,213)	$70,397,005	70,397,005

Total Short-Term Investment (Cost $70,397,005)		70,397,005

TOTAL INVESTMENTS - 100.0% (Cost $2,220,034,059)		2,459,389,129

OTHER ASSETS & LIABILITIES, NET - 0.0%		735,407

NET ASSETS - 100.0%		$2,460,124,536

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.4%
Consumer Discretionary	15.9%
Health Care	14.2%
Energy	12.3%
Information Technology	10.9%
Consumer Staples	7.3%
Industrials	6.4%
Telecommunication Services	3.4%
Short-Term Investment	2.9%
Materials	2.8%
Utilities	2.5%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$390,401,087	$390,401,087	$-	$-
	Consumer Staples	179,568,337	179,568,337	-	-
	Energy	302,108,071	302,108,071	-	-
	Financials	526,065,249	526,065,249	-	-
	Health Care	349,984,568	336,917,725	13,066,843	-
	Industrials	158,188,896	158,188,896	-	-
	Information Technology	267,952,457	267,952,457	-	-
	Materials	68,729,898	68,729,898	-	-
	Telecommunication Services	83,037,140	83,037,140	-	-
	Utilities	62,956,421	62,956,421	-	-

		2,388,992,124	2,375,925,281	13,066,843	-
	Short-Term Investment	70,397,005	-	70,397,005	-

	Total	$2,459,389,129	$2,375,925,281	$83,463,848	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Consumer Discretionary - 15.1%
Carnival Corp (Panama)	196,300	$6,727,201
Family Dollar Stores Inc	96,000	6,382,080
Hasbro Inc	122,900	4,162,623
Johnson Controls Inc	211,000	5,846,810
Kohl’s Corp	175,900	8,001,691
Marriott International Inc ‘A’	138,200	5,417,440
Mattel Inc	165,800	5,378,552
McDonald’s Corp	118,400	10,481,952
Nike Inc ‘B’	36,300	3,186,414
Omnicom Group Inc	193,500	9,404,100
Ross Stores Inc	177,000	11,057,190
Target Corp	60,500	3,520,495
The Home Depot Inc	189,600	10,046,904
The McGraw-Hill Cos Inc	163,700	7,366,500
The Walt Disney Co	109,100	5,291,350
Time Warner Cable Inc	153,600	12,610,560
Time Warner Inc	240,000	9,240,000

		124,121,862

Consumer Staples - 9.3%
Colgate-Palmolive Co	42,300	4,403,430
Costco Wholesale Corp	42,700	4,056,500
General Mills Inc	209,200	8,062,568
Kellogg Co	86,000	4,242,380
Kimberly-Clark Corp	34,400	2,881,688
McCormick & Co Inc	75,000	4,548,750
PepsiCo Inc	204,300	14,435,838
Pernod-Ricard SA (France)	79,076	8,459,269
Philip Morris International Inc	97,200	8,481,672
Sysco Corp	117,800	3,511,618
The Coca-Cola Co	60,900	4,761,771
Wal-Mart Stores Inc	93,200	6,497,904
Walgreen Co	55,500	1,641,690

		75,985,078

Energy - 9.3%
Baker Hughes Inc	113,400	4,660,740
Chevron Corp	119,100	12,565,050
Diamond Offshore Drilling Inc	37,000	2,187,810
EQT Corp	85,800	4,601,454
Exxon Mobil Corp	165,200	14,136,164
Occidental Petroleum Corp	89,500	7,676,415
Peabody Energy Corp	55,400	1,358,408
Schlumberger Ltd (Netherlands)	146,200	9,489,842
Spectra Energy Corp	284,700	8,273,382
The Williams Cos Inc	250,006	7,205,173
Total SA ADR (France)	59,300	2,665,535
WPX Energy Inc *	104,700	1,694,046

		76,514,019

Financials - 14.1%
American Express Co	165,900	9,657,039
Aon PLC (United Kingdom)	170,800	7,990,024
Franklin Resources Inc	34,000	3,773,660
General Growth Properties Inc REIT	238,000	4,305,420
JPMorgan Chase & Co	328,300	11,730,159
MetLife Inc	98,800	3,047,980
Morgan Stanley	76,300	1,113,217
Northern Trust Corp	98,500	4,532,970
State Street Corp	117,700	5,254,128
The Allstate Corp	123,000	4,316,070
The Charles Schwab Corp	263,000	3,400,590
The Chubb Corp	111,100	8,090,302
The Goldman Sachs Group Inc	22,300	2,137,678
The PNC Financial Services Group Inc	107,400	6,563,214
U.S. Bancorp	468,700	15,073,392

	Shares	Value
Waddell & Reed Financial Inc ‘A’	150,900	$4,569,252
Wells Fargo & Co	429,800	14,372,512
Willis Group Holdings PLC (Ireland)	150,600	5,495,394

		115,423,001

Health Care - 12.5%
AmerisourceBergen Corp	135,800	5,343,730
Baxter International Inc	101,900	5,415,985
C.R. Bard Inc	51,500	5,533,160
CIGNA Corp	86,800	3,819,200
Covidien PLC (Ireland)	120,400	6,441,400
DENTSPLY International Inc	289,600	10,949,776
Johnson & Johnson	108,100	7,303,236
McKesson Corp	139,100	13,040,625
Medtronic Inc	55,500	2,149,515
Merck & Co Inc	258,900	10,809,075
Pfizer Inc	825,000	18,975,000
Stryker Corp	123,000	6,777,300
Thermo Fisher Scientific Inc	121,400	6,301,874

		102,859,876

Industrials - 12.9%
C.H. Robinson Worldwide Inc	51,400	3,008,442
Cooper Industries PLC (Ireland)	123,900	8,447,502
Danaher Corp	246,400	12,832,512
Deere & Co	42,000	3,396,540
Expeditors International of Washington Inc	59,700	2,313,375
Fastenal Co	171,500	6,913,165
Fluor Corp	60,600	2,990,004
Illinois Tool Works Inc	54,000	2,856,060
Norfolk Southern Corp	82,300	5,906,671
Pall Corp	130,700	7,163,667
Republic Services Inc	150,800	3,990,168
Robert Half International Inc	119,200	3,405,544
Rockwell Collins Inc	95,300	4,703,055
Roper Industries Inc	127,800	12,598,524
Stanley Black & Decker Inc	45,500	2,928,380
United Parcel Service Inc ‘B’	143,200	11,278,432
United Technologies Corp	144,300	10,898,979

		105,631,020

Information Technology - 11.8%
Accenture PLC ‘A’ (Ireland)	213,200	12,811,188
Analog Devices Inc	73,300	2,761,211
Apple Inc *	10,000	5,840,000
Applied Materials Inc	369,400	4,233,324
Automatic Data Processing Inc	178,200	9,918,612
Cisco Systems Inc	282,200	4,845,374
International Business Machines Corp	20,100	3,931,158
Linear Technology Corp	51,400	1,610,362
Microchip Technology Inc	96,900	3,205,452
Microsoft Corp	362,700	11,094,993
QUALCOMM Inc	83,200	4,632,576
Texas Instruments Inc	343,900	9,866,491
The Western Union Co	258,800	4,358,192
Visa Inc ‘A’	104,500	12,919,335
Xilinx Inc	132,400	4,444,668

		96,472,936

Materials - 5.6%
Air Products & Chemicals Inc	52,600	4,246,398
Ecolab Inc	71,500	4,899,895
Nucor Corp	96,100	3,642,190
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	93,600	4,089,384
Praxair Inc	107,300	11,666,729
Sigma-Aldrich Corp	121,400	8,975,102
The Sherwin-Williams Co	61,100	8,086,585

		45,606,283

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Telecommunication Services - 3.8%
AT&T Inc	295,400	$10,533,964
Crown Castle International Corp *	244,800	14,359,968
Vodafone Group PLC ADR (United Kingdom)	238,600	6,723,748

		31,617,680

Utilities - 1.9%
Entergy Corp	80,800	5,485,512
Exelon Corp	109,300	4,111,866
Sempra Energy	82,000	5,648,160

		15,245,538

Total Common Stocks (Cost $691,519,749)		789,477,293

	Principal Amount

SHORT-TERM INVESTMENT - 3.5%
Repurchase Agreement - 3.5%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $28,898,906; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $29,477,875)	$28,898,882	28,898,882

Total Short-Term Investment (Cost $28,898,882)		28,898,882

TOTAL INVESTMENTS - 99.8% (Cost $720,418,631)		818,376,175

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,293,863

NET ASSETS - 100.0%		$819,670,038

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	15.1%
Financials	14.1%
Industrials	12.9%
Health Care	12.5%
Information Technology	11.8%
Energy	9.3%
Consumer Staples	9.3%
Materials	5.6%
Telecommunication Services	3.8%
Short-Term Investment	3.5%
Utilities	1.9%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$124,121,862	$124,121,862	$-	$-
	Consumer Staples	75,985,078	67,525,809	8,459,269	-
	Energy	76,514,019	76,514,019	-	-
	Financials	115,423,001	115,423,001	-	-
	Health Care	102,859,876	102,859,876	-	-
	Industrials	105,631,020	105,631,020	-	-
	Information Technology	96,472,936	96,472,936	-	-
	Materials	45,606,283	45,606,283	-	-
	Telecommunication Services	31,617,680	31,617,680	-	-
	Utilities	15,245,538	15,245,538	-	-

		789,477,293	781,018,024	8,459,269	-
	Short-Term Investment	28,898,882	-	28,898,882	-

	Total	$818,376,175	$781,018,024	$37,358,151	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 10.8%
Amazon.com Inc *	59,299	$13,540,927
Comcast Corp ‘A’	443,606	14,182,084
McDonald’s Corp	167,166	14,799,206
The Home Depot Inc	251,835	13,344,737
The Walt Disney Co	294,070	14,262,395
Other securities		151,661,920

		221,791,269

Consumer Staples - 11.2%
Altria Group Inc	334,786	11,566,856
CVS Caremark Corp	210,841	9,852,600
Kraft Foods Inc ‘A’	291,714	11,265,995
PepsiCo Inc	257,315	18,181,878
Philip Morris International Inc	280,612	24,486,203
The Coca-Cola Co	371,166	29,021,470
The Procter & Gamble Co	450,823	27,612,909
Wal-Mart Stores Inc	283,909	19,794,135
Other securities		76,745,910

		228,527,956

Energy - 10.7%
Chevron Corp	324,592	34,244,456
ConocoPhillips	208,053	11,626,002
Exxon Mobil Corp	769,360	65,834,135
Occidental Petroleum Corp	133,447	11,445,749
Schlumberger Ltd (Netherlands)	219,412	14,242,033
Other securities		81,237,090

		218,629,465

Financials - 14.2%
American Express Co	164,739	9,589,457
Bank of America Corp	1,773,107	14,504,015
Berkshire Hathaway Inc ‘B’ *	289,339	24,110,619
Citigroup Inc	482,433	13,223,489
JPMorgan Chase & Co	626,301	22,377,735
U.S. Bancorp	311,644	10,022,471
Wells Fargo & Co	874,299	29,236,559
Other securities		168,534,303

		291,598,648

Health Care - 11.9%
Abbott Laboratories	258,872	16,689,478
Amgen Inc	127,954	9,345,760
Bristol-Myers Squibb Co	277,910	9,990,865
Johnson & Johnson	451,860	30,527,662
Merck & Co Inc	500,431	20,892,994
Pfizer Inc	1,232,005	28,336,115
UnitedHealth Group Inc	170,688	9,985,248
Other securities		116,874,635

		242,642,757

Industrials - 10.3%
3M Co	114,165	10,229,184
Caterpillar Inc	107,332	9,113,560
General Electric Co	1,743,243	36,329,184
The Boeing Co	123,244	9,157,029
Union Pacific Corp	78,351	9,348,058
United Parcel Service Inc ‘B’	157,868	12,433,684
United Technologies Corp	149,948	11,325,572
Other securities		113,846,590

		211,782,861

Information Technology - 19.6%
Apple Inc *	153,845	89,845,480
Cisco Systems Inc	881,351	15,132,797
Google Inc ‘A’ *	41,840	24,270,129

	Shares	Value
Intel Corp	827,752	$22,059,591
International Business Machines Corp	189,781	37,117,368
Microsoft Corp	1,230,150	37,630,288
Oracle Corp	638,461	18,962,292
QUALCOMM Inc	282,052	15,704,655
Visa Inc ‘A’	81,930	10,129,006
Other securities		130,225,168

		401,076,774

Materials - 3.4%
Other securities		69,021,125

Telecommunication Services - 3.2%
AT&T Inc	964,626	34,398,563
Verizon Communications Inc	467,437	20,772,900
Other securities		9,997,739

		65,169,202

Utilities - 3.7%
Other securities		75,509,451

Total Common Stocks (Cost $1,386,113,070)		2,025,749,508

	Principal Amount
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $18,392,131; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $18,760,525)	$18,392,116	18,392,116

Total Short-Term Investment (Cost $18,392,116)		18,392,116

TOTAL INVESTMENTS - 99.9% (Cost $1,404,505,186)		2,044,141,624

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,160,994

NET ASSETS - 100.0%		$2,045,302,618

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	19.6%
Financials	14.2%
Health Care	11.9%
Consumer Staples	11.2%
Consumer Discretionary	10.8%
Energy	10.7%
Industrials	10.3%
Utilities	3.7%
Materials	3.4%
Telecommunication Services	3.2%
Short-Term Investment	0.9%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2012.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(e)	As of June 30, 2012, $1,164,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 E-Mini (09/12)	306	$19,679,702	$1,073,218

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,025,749,508	$2,025,749,508	$-	$-
	Short-Term Investment	18,392,116	-	18,392,116	-
	Derivatives:
	Equity Contracts
	Futures	1,073,218	1,073,218	-	-

	Total	$2,045,214,842	$2,026,822,726	$18,392,116	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

	Preferred Stocks	Common Stocks (1)	Total
Value, Beginning of Period	$1,364	$1,364	$2,728
Purchases	678	26,478	27,156
Sales	(750)	(5,647)	(6,397)
Net Realized Gains (Losses)	72	(20,831)	(20,759)
Change in Net Unrealized Depreciation	(1,364)	(1,364)	(2,728)
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$-	$-	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.1%
Materials - 0.1%
Ivanhoe Mines Ltd Exp. 07/19/12 * (Canada)	162,703	$150,013

Total Rights (Cost $0)		150,013

COMMON STOCKS - 97.8%
Consumer Discretionary - 9.8%
Amazon.com Inc *	4,440	1,013,874
Cie Financiere Richemont SA ‘A’ (Switzerland)	45,160	2,478,405
Ford Motor Co	139,900	1,341,641
MGM Resorts International *	177,678	1,982,886
News Corp ‘A’	160,510	3,577,768
Prada SPA (Italy)	158,900	1,088,269

		11,482,843

Consumer Staples - 10.3%
Davide Campari-Milano SPA (Italy)	233,763	1,627,976
Mead Johnson Nutrition Co	46,130	3,713,926
Monster Beverage Corp *	76,520	5,448,224
Pernod-Ricard SA (France)	11,156	1,193,429

		11,983,555

Financials - 7.2%
AIA Group Ltd (Hong Kong)	530,800	1,830,170
Prudential PLC (United Kingdom)	175,005	2,027,675
Standard Chartered PLC (United Kingdom)	83,705	1,824,840
Walker & Dunlop Inc *	211,880	2,722,658

		8,405,343

Health Care - 12.8%
Celgene Corp *	77,900	4,998,064
Express Scripts Holding Co *	127,695	7,129,212
Intuitive Surgical Inc *	546	302,369
Vertex Pharmaceuticals Inc *	45,174	2,526,130

		14,955,775

Industrials - 10.9%
C.H. Robinson Worldwide Inc	33,665	1,970,413
FANUC Corp (Japan)	24,500	4,025,282
Iron Mountain Inc	67,690	2,231,062
Precision Castparts Corp	4,724	777,051
United Parcel Service Inc ‘B’	47,740	3,760,002

		12,763,810

Information Technology - 39.6%
Amphenol Corp ‘A’	28,220	1,549,842
Apple Inc *	20,902	12,206,768
CoStar Group Inc *	41,329	3,355,915
eBay Inc *	241,760	10,156,338
EMC Corp *	131,625	3,373,549
Facebook Inc ‘A’ *	21,775	677,638
MasterCard Inc ‘A’	2,825	1,215,061
Microsoft Corp	117,985	3,609,161
ON Semiconductor Corp *	211,555	1,502,040
TE Connectivity Ltd (Switzerland)	73,425	2,342,992
Trimble Navigation Ltd *	52,280	2,405,403
VistaPrint NV * (Netherlands)	91,160	2,944,468
Yelp Inc *	18,406	418,368
Zynga Inc ‘A’ *	86,347	469,728

		46,227,271

	Shares	Value
Materials - 1.4%
Ivanhoe Mines Ltd (NYSE) * (Canada)	162,703	$1,574,965

Telecommunication Services - 5.8%
Crown Castle International Corp *	104,470	6,128,210
Ziggo NV * (Netherlands)	18,951	605,889

		6,734,099

Total Common Stocks (Cost $90,794,753)		114,127,661

	Principal Amount
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
State Street Bank & Trust Co 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $1,738,682; collateralized by U.S. Treasury Bonds: 5.500% due 08/15/28 and value $1,774,384)	$1,738,680	1,738,680

Total Short-Term Investment (Cost $1,738,680)		1,738,680

TOTAL INVESTMENTS - 99.4% (Cost $92,533,433)		116,016,354

OTHER ASSETS & LIABILITIES, NET - 0.6%		754,912

NET ASSETS - 100.0%		$116,771,266

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	39.6%
Health Care	12.8%
Industrials	10.9%
Consumer Staples	10.3%
Consumer Discretionary	9.8%
Financials	7.2%
Telecommunication Services	5.8%
Short-Term Investment	1.5%
Materials	1.5%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$150,013	$150,013	$-	$-
	Common Stocks
	Consumer Discretionary	11,482,843	7,916,169	3,566,674	-
	Consumer Staples	11,983,555	9,162,150	2,821,405	-
	Financials	8,405,343	2,722,658	5,682,685	-
	Health Care	14,955,775	14,955,775	-	-
	Industrials	12,763,810	8,738,528	4,025,282	-
	Information Technology	46,227,271	46,227,271	-	-
	Materials	1,574,965	1,574,965	-	-
	Telecommunication Services	6,734,099	6,128,210	605,889	-

		114,127,661	97,425,726	16,701,935	-
	Short-Term Investment	1,738,680	-	1,738,680	-

	Total	$116,016,354	$97,575,739	$18,440,615	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Consumer Discretionary - 16.5%
Amazon.com Inc *	32,320	$7,380,272
AutoZone Inc *	19,020	6,983,573
CBS Corp ‘B’	281,725	9,234,945
Coach Inc	21,325	1,247,086
J.C. Penney Co Inc	177,140	4,129,133
Limited Brands Inc	338,445	14,394,066
Mattel Inc	250,029	8,110,941
Nike Inc ‘B’	76,769	6,738,783
Nordstrom Inc	209,265	10,398,378
Prada SPA (Italy)	782,900	5,361,899
Starbucks Corp	57,615	3,072,032
The Walt Disney Co	83,690	4,058,965
Time Warner Cable Inc	111,315	9,138,962

		90,249,035

Consumer Staples - 10.2%
Anheuser-Busch InBev NV (Belgium)	116,781	9,078,875
Colgate-Palmolive Co	55,452	5,772,553
Costco Wholesale Corp	164,830	15,658,850
Pernod-Ricard SA (France)	76,276	8,159,736
Philip Morris International Inc	62,813	5,481,062
Reckitt Benckiser Group PLC (United Kingdom)	86,097	4,540,904
SABMiller PLC (United Kingdom)	167,370	6,722,807
Whole Foods Market Inc	7,240	690,117

		56,104,904

Energy - 6.0%
Dresser-Rand Group Inc *	98,448	4,384,874
Enterprise Products Partners LP	90,300	4,626,972
EOG Resources Inc	37,505	3,379,575
Helmerich & Payne Inc	93,410	4,061,467
Kinder Morgan Inc	91,425	2,945,713
National Oilwell Varco Inc	23,090	1,487,920
Noble Energy Inc	48,270	4,094,261
Occidental Petroleum Corp	34,410	2,951,346
OGX Petroleo e Gas Participacoes SA * (Brazil)	408,400	1,118,347
Petroleo Brasileiro SA ADR (Brazil)	109,565	2,056,535
Schlumberger Ltd (Netherlands)	27,745	1,800,928

		32,907,938

Financials - 3.4%
Banco do Brasil SA (Brazil)	179,100	1,741,510
Prudential PLC (United Kingdom)	504,575	5,846,200
Standard Chartered PLC (United Kingdom)	181,715	3,961,540
T. Rowe Price Group Inc	90,090	5,672,066
Ventas Inc REIT	20,699	1,306,521

		18,527,837

Health Care - 13.6%
Aetna Inc	62,345	2,417,116
AmerisourceBergen Corp	126,540	4,979,349
Celgene Corp *	176,175	11,303,388
Covidien PLC (Ireland)	194,410	10,400,935
Express Scripts Holding Co *	173,015	9,659,427
Gilead Sciences Inc *	97,930	5,021,850
Perrigo Co	97,507	11,499,001
Shire PLC ADR (United Kingdom)	30,895	2,669,019
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	115,695	5,181,979
Varian Medical Systems Inc *	57,765	3,510,379
Vertex Pharmaceuticals Inc *	141,011	7,885,335

		74,527,778

	Shares	Value
Industrials - 10.6%
C.H. Robinson Worldwide Inc	61,415	$3,594,620
Canadian Pacific Railway Ltd (NYSE) (Canada)	52,795	3,867,762
Danaher Corp	165,430	8,615,595
FANUC Corp (Japan)	45,200	7,426,235
Fastenal Co	46,965	1,893,159
Precision Castparts Corp	84,585	13,913,387
Sensata Technologies Holding NV * (Netherlands)	261,663	7,007,335
Tyco International Ltd (Switzerland)	71,585	3,783,267
Union Pacific Corp	17,010	2,029,463
Verisk Analytics Inc ‘A’ *	64,557	3,180,078
W.W. Grainger Inc	14,830	2,836,089

		58,146,990

Information Technology - 28.3%
Amdocs Ltd * (United Kingdom)	178,175	5,295,361
Amphenol Corp ‘A’	113,105	6,211,727
ANSYS Inc *	28,062	1,770,993
Apple Inc *	91,072	53,186,048
Atmel Corp *	483,193	3,237,393
Autodesk Inc *	166,555	5,827,759
eBay Inc *	405,940	17,053,539
EMC Corp *	266,165	6,821,809
Facebook Inc ‘A’ *	78,968	2,457,484
Intuit Inc	53,765	3,190,953
LinkedIn Corp ‘A’ *	11,360	1,207,227
MasterCard Inc ‘A’	8,225	3,537,655
Microsoft Corp	127,235	3,892,119
Motorola Solutions Inc	97,600	4,695,536
ON Semiconductor Corp *	729,928	5,182,489
Oracle Corp	482,302	14,324,369
Taiwan Semiconductor Manufacturing Co Ltd * (Taiwan)	1,726,548	4,725,794
TE Connectivity Ltd (Switzerland)	283,264	9,038,954
Teradata Corp *	23,290	1,677,113
Zynga Inc ‘A’ *	301,679	1,641,134

		154,975,456

Materials - 3.6%
Ball Corp	254,415	10,443,736
Praxair Inc	82,580	8,978,923

		19,422,659

Telecommunication Services - 0.8%
Crown Castle International Corp *	74,970	4,397,740

Total Common Stocks (Cost $466,677,707)		509,260,337

PURCHASED OPTIONS - 0.3%
(See Note (d) in Notes to Schedule of Investments) (Cost $2,222,029)		1,329,655

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.5%
Repurchase Agreement - 5.5%
State Street Bank & Trust Co 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $30,128,652; collateralized by U.S. Treasury Bonds: 5.500% due 08/15/28 and value $30,734,076)	$30,128,627	$30,128,627

Total Short-Term Investment (Cost $30,128,627)		30,128,627

TOTAL INVESTMENTS - 98.8% (Cost $499,028,363)		540,718,619

OTHER ASSETS & LIABILITIES, NET - 1.2%		6,821,014

NET ASSETS - 100.0%		$547,539,633

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	28.3%
Consumer Discretionary	16.5%
Health Care	13.6%
Industrials	10.6%
Consumer Staples	10.2%
Energy	6.0%
Short-Term Investment	5.5%
Materials	3.6%
Financials	3.4%
Telecommunication Services	0.8%
Purchased Options	0.3%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Sell	EUR	1,445,000	07/12	CSF	($8,568)
Sell	EUR	2,790,000	07/12	HSB	(22,625)
Sell	EUR	3,590,000	07/12	RBC	(41,432)
Sell	EUR	1,800,000	08/12	JPM	(29,609)
Sell	GBP	2,770,000	07/12	CSF	(219)
Sell	GBP	2,800,000	07/12	HSB	1,650
Sell	GBP	3,650,000	07/12	RBC	(49,296)
Sell	GBP	1,930,000	08/12	JPM	(20,178)
Buy	JPY	18,500,000	07/12	CSF	645
Buy	JPY	13,000,000	07/12	CSF	(647)
Buy	JPY	11,000,000	07/12	RBC	(1,004)
Sell	JPY	154,100,000	07/12	CSF	24,057
Sell	JPY	153,000,000	07/12	HSB	11,632
Sell	JPY	200,000,000	07/12	RBC	13,629
Sell	JPY	68,000,000	08/12	JPM	3,130

Total Forward Foreign Currency Contracts					($118,835)

(d)	Purchased options outstanding as of June 30, 2012 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - CME S&P 500 Index Futures (09/12)	$1,250.00	09/22/12	GSC	271	$1,005,793	$434,955

Options on Securities

Description	Strike Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - CME Microsoft Corp	$30.00	01/19/13	GSC	2,900	$658,300	$646,700
Call - CME Valeant Pharmaceuticals International Inc	52.50	01/19/13	GSC	800	557,936	248,000

					$1,216,236	$894,700

Total Purchased Options					$2,222,029	$1,329,655

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

GROWTH LT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(e)	Transactions in written options for the period ended June 30, 2012 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2011	-	$-
Call Options Written	415	1,387,264
Call Options Closed	(415)	(1,387,264)

Outstanding, June 30, 2012	-	$-

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$90,249,035	$84,887,136	$5,361,899	$-
	Consumer Staples	56,104,904	27,602,582	28,502,322	-
	Energy	32,907,938	32,907,938	-	-
	Financials	18,527,837	8,720,097	9,807,740	-
	Health Care	74,527,778	74,527,778	-	-
	Industrials	58,146,990	50,720,755	7,426,235	-
	Information Technology	154,975,456	150,249,662	4,725,794	-
	Materials	19,422,659	19,422,659	-	-
	Telecommunication Services	4,397,740	4,397,740	-	-

		509,260,337	453,436,347	55,823,990	-
	Short-Term Investment	30,128,627	-	30,128,627	-
	Derivatives:
	Equity Contracts
	Purchased Options	1,329,655	1,329,655	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	54,743	-	54,743	-

	Total Assets - Derivatives	1,384,398	1,329,655	54,743	-

	Total Assets	540,773,362	454,766,002	86,007,360	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(173,578)	-	(173,578)	-

	Total Liabilities	(173,578)	-	(173,578)	-

	Total	$540,599,784	$454,766,002	$85,833,782	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 23.4%
Amazon.com Inc *	204,600	$46,720,410
Chipotle Mexican Grill Inc *	35,000	13,298,250
Comcast Corp ‘A’	367,300	11,742,581
DIRECTV ‘A’ *	325,700	15,900,674
Discovery Communications Inc ‘A’ *	220,500	11,907,000
Dollar General Corp *	691,300	37,599,807
Las Vegas Sands Corp	665,600	28,946,944
Lululemon Athletica Inc *	236,100	14,078,643
McDonald’s Corp	220,800	19,547,424
Nike Inc ‘B’	263,900	23,165,142
priceline.com Inc *	47,200	31,365,344
Ralph Lauren Corp	148,200	20,756,892
The Interpublic Group of Cos Inc	3,901	42,326

		275,071,437

Consumer Staples - 6.9%
CVS Caremark Corp	876,700	40,968,191
Monster Beverage Corp *	104,700	7,454,640
The Estee Lauder Cos Inc ‘A’	611,700	33,105,204

		81,528,035

Energy - 7.9%
Cabot Oil & Gas Corp	384,000	15,129,600
Concho Resources Inc *	291,700	24,829,504
EOG Resources Inc	93,600	8,434,296
FMC Technologies Inc *	718,600	28,190,678
Schlumberger Ltd (Netherlands)	247,900	16,091,189

		92,675,267

Health Care - 12.9%
Agilent Technologies Inc	659,800	25,890,552
Allergan Inc	425,700	39,407,049
Biogen Idec Inc *	197,300	28,486,174
Gilead Sciences Inc *	515,500	26,434,840
UnitedHealth Group Inc	545,700	31,923,450

		152,142,065

Industrials - 9.6%
Cummins Inc	186,100	18,034,951
Danaher Corp	512,800	26,706,624
Roper Industries Inc	171,600	16,916,328
Union Pacific Corp	199,200	23,766,552
United Technologies Corp	360,700	27,243,671

		112,668,126

Information Technology - 33.3%
Apple Inc *	157,500	91,980,000
Baidu Inc ADR * (Cayman)	246,600	28,354,068
Broadcom Corp ‘A’ *	338,600	11,444,680
Facebook Inc ‘A’ *	609,000	18,952,080
Google Inc ‘A’ *	50,000	29,003,500
MasterCard Inc ‘A’	56,200	24,172,182
MercadoLibre Inc	134,800	10,217,840
NetApp Inc *	858,700	27,323,834
QUALCOMM Inc	724,400	40,334,592
Riverbed Technology Inc *	685,000	11,062,750
salesforce.com inc *	158,300	21,886,558
Teradata Corp *	254,700	18,340,947
Visa Inc ‘A’	426,200	52,691,106
VMware Inc ‘A’ *	76,000	6,919,040

		392,683,177

Materials - 2.1%
FMC Corp	135,500	7,246,540
The Sherwin-Williams Co	128,400	16,993,740

		24,240,280

	Shares	Value
Telecommunication Services - 1.4%
Crown Castle International Corp *	287,600	$16,870,616

Total Common Stocks (Cost $972,615,876)		1,147,879,003

EXCHANGE-TRADED FUND - 0.1%
iShares Russell 1000 Growth Index Fund	27,000	1,707,210

Total Exchange-Traded Fund (Cost $1,716,911)		1,707,210

	Principal Amount
SHORT-TERM INVESTMENT - 4.2%
Repurchase Agreement - 4.2%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $49,809,946; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $50,809,325)	$49,809,904	49,809,904

Total Short-Term Investment (Cost $49,809,904)		49,809,904

TOTAL INVESTMENTS - 101.8% (Cost $1,024,142,691)		1,199,396,117

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(21,504,003)

NET ASSETS - 100.0%		$1,177,892,114

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	33.3%
Consumer Discretionary	23.4%
Health Care	12.9%
Industrials	9.6%
Energy	7.9%
Consumer Staples	6.9%
Short-Term Investment	4.2%
Materials	2.1%
Telecommunication Services	1.4%
Exchange-Traded Fund	0.1%

	101.8%
Other Assets & Liabilities, Net	(1.8%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,147,879,003	$1,147,879,003	$-	$-
	Exchange-Traded Fund	1,707,210	1,707,210	-	-
	Short-Term Investment	49,809,904	-	49,809,904	-

	Total	$1,199,396,117	$1,149,586,213	$49,809,904	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Consumer Discretionary - 17.3%
DISH Network Corp ‘A’	2,209,524	$63,081,910
Johnson Controls Inc	1,263,178	35,002,662
McDonald’s Corp	325,087	28,779,952
News Corp ‘A’	5,459,652	121,695,643
SES SA FDR (Luxembourg)	1,709,015	40,413,649
Target Corp	659,638	38,384,335
The Home Depot Inc	1,231,453	65,254,695
Time Warner Cable Inc	1,132,635	92,989,334
Time Warner Inc	2,298,892	88,507,342

		574,109,522

Consumer Staples - 13.0%
Altria Group Inc	1,262,877	43,632,400
Anheuser-Busch InBev NV ADR (Belgium)	899,401	71,637,290
CVS Caremark Corp	1,845,641	86,246,804
Kimberly-Clark Corp	784,732	65,737,000
Lorillard Inc	366,657	48,380,391
Philip Morris International Inc	1,352,148	117,988,434

		433,622,319

Energy - 10.3%
Apache Corp	361,975	31,813,983
Chevron Corp	803,871	84,808,390
Exxon Mobil Corp	1,003,126	85,837,492
Halliburton Co	1,361,522	38,653,610
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	622,690	41,987,987
Suncor Energy Inc (NYSE) (Canada)	1,026,135	29,706,608
Transocean Ltd (Switzerland)	677,161	30,289,411

		343,097,481

Financials - 22.7%
American Express Co	986,715	57,436,680
Capital One Financial Corp	777,245	42,484,212
JPMorgan Chase & Co	2,612,257	93,335,943
Loews Corp	1,132,374	46,325,420
Marsh & McLennan Cos Inc	1,823,706	58,778,044
MetLife Inc	1,121,895	34,610,461
State Street Corp	1,626,173	72,592,363
The Bank of New York Mellon Corp	1,030,267	22,614,361
The Progressive Corp	1,533,339	31,939,451
The Travelers Cos Inc	942,303	60,156,623
U.S. Bancorp	3,409,329	109,644,021
Wells Fargo & Co	3,785,646	126,592,002

		756,509,581

Health Care - 7.2%
Johnson & Johnson	861,038	58,171,727
Merck & Co Inc	1,863,460	77,799,455
Novartis AG ADR (Switzerland)	615,913	34,429,537
Pfizer Inc	1,616,340	37,175,820
WellPoint Inc	519,358	33,129,847

		240,706,386

Industrials - 9.4%
General Electric Co	3,719,840	77,521,466
Honeywell International Inc	1,315,424	73,453,276
Illinois Tool Works Inc	1,124,791	59,490,196
Raytheon Co	652,171	36,906,357
United Technologies Corp	840,044	63,448,523

		310,819,818

Information Technology - 8.6%
Hewlett-Packard Co	1,127,583	22,675,694
International Business Machines Corp	381,568	74,627,070
Microsoft Corp	1,649,712	50,464,690

	Shares	Value
Motorola Solutions Inc	1,061,683	$51,077,569
TE Connectivity Ltd (Switzerland)	1,461,908	46,649,484
Xerox Corp	5,308,020	41,774,118

		287,268,625

Materials - 2.9%
Air Products & Chemicals Inc	623,630	50,345,650
Crown Holdings Inc *	1,347,825	46,486,484

		96,832,134

Telecommunication Services - 4.3%
AT&T Inc	1,471,637	52,478,576
CenturyLink Inc	1,086,433	42,903,239
Verizon Communications Inc	1,079,587	47,976,846

		143,358,661

Utilities - 2.3%
Sempra Energy	1,118,617	77,050,339

Total Common Stocks (Cost $2,683,770,891)		3,263,374,866

	Principal Amount
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
The Royal Bank of Scotland Group PLC 0.150% due 07/02/12 (Dated 06/29/12, repurchase price of $59,452,743; collateralized by Fannie Mae: 2.625% due 11/20/14 and value $60,667,775)	$59,452,000	59,452,000

Total Short-Term Investment (Cost $59,452,000)		59,452,000

TOTAL INVESTMENTS - 99.8% (Cost $2,743,222,891)		3,322,826,866

OTHER ASSETS & LIABILITIES, NET - 0.2%		6,475,682

NET ASSETS - 100.0%		$3,329,302,548

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.7%
Consumer Discretionary	17.3%
Consumer Staples	13.0%
Energy	10.3%
Industrials	9.4%
Information Technology	8.6%
Health Care	7.2%
Telecommunication Services	4.3%
Materials	2.9%
Utilities	2.3%
Short-Term Investment	1.8%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$574,109,522	$533,695,873	$40,413,649	$-
	Consumer Staples	433,622,319	433,622,319	-	-
	Energy	343,097,481	343,097,481	-	-
	Financials	756,509,581	756,509,581	-	-
	Health Care	240,706,386	240,706,386	-	-
	Industrials	310,819,818	310,819,818	-	-
	Information Technology	287,268,625	287,268,625	-	-
	Materials	96,832,134	96,832,134	-	-
	Telecommunication Services	143,358,661	143,358,661	-	-
	Utilities	77,050,339	77,050,339	-	-

		3,263,374,866	3,222,961,217	40,413,649	-
	Short-Term Investment	59,452,000	-	59,452,000	-

	Total	$3,322,826,866	$3,222,961,217	$99,865,649	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 126.8%
Consumer Discretionary - 19.2%
Amazon.com Inc * †	87,870	$20,065,114
AutoZone Inc * †	30,250	11,106,892
BorgWarner Inc * †	10,590	694,598
Carnival Corp † (Panama)	239,540	8,209,036
CBS Corp ‘B’ †	708,558	23,226,531
Coach Inc †	129,990	7,601,815
Comcast Corp ‘A’ †	702,480	22,458,286
D.R. Horton Inc †	270,000	4,962,600
DIRECTV ‘A’ * †	97,910	4,779,966
Discovery Communications Inc ‘A’ * †	26,720	1,442,880
DISH Network Corp ‘A’ †	28,900	825,095
Expedia Inc †	120,750	5,804,453
General Motors Co * †	1,002,823	19,775,670
ITT Educational Services Inc * †	6,420	390,015
Johnson Controls Inc †	846,046	23,443,935
Kohl’s Corp †	46,213	2,102,229
Lear Corp	18,370	693,100
Lennar Corp ‘A’ †	82,880	2,561,821
Lowe’s Cos Inc †	524,730	14,923,321
Lululemon Athletica Inc * †	48,690	2,903,385
Macy’s Inc †	28,630	983,441
McDonald’s Corp †	21,420	1,896,313
Nike Inc ‘B’ †	32,110	2,818,616
NVR Inc * †	4,052	3,444,200
PulteGroup Inc * †	337,290	3,609,003
Target Corp †	152,180	8,855,354
The Home Depot Inc †	359,011	19,023,993
The Ryland Group Inc †	84,890	2,171,486
The TJX Cos Inc †	33,390	1,433,433
Time Warner Cable Inc †	24,010	1,971,221
Time Warner Inc †	1,309,777	50,426,414
TRW Automotive Holdings Corp * †	24,600	904,296
VF Corp †	98,610	13,159,504
Yum! Brands Inc †	100,950	6,503,199

		295,171,215

Consumer Staples - 10.8%
Archer-Daniels-Midland Co †	227,750	6,723,180
Campbell Soup Co †	207,230	6,917,337
Coca-Cola Enterprises Inc †	191,370	5,366,015
Colgate-Palmolive Co †	68,210	7,100,661
ConAgra Foods Inc †	118,290	3,067,260
Dr Pepper Snapple Group Inc †	111,290	4,868,937
General Mills Inc †	276,330	10,649,758
Kraft Foods Inc ‘A’ †	633,350	24,459,977
Lorillard Inc †	16,150	2,130,993
PepsiCo Inc †	49,480	3,496,257
Philip Morris International Inc †	349,890	30,531,401
The Clorox Co †	56,690	4,107,757
The Coca-Cola Co †	353,199	27,616,630
The Kroger Co †	68,020	1,577,384
The Procter & Gamble Co †	395,637	24,232,766
Wal-Mart Stores Inc †	9,740	679,073
Walgreen Co †	93,470	2,764,843

		166,290,229

Energy - 12.8%
Anadarko Petroleum Corp	135,910	8,997,242
Apache Corp †	12,960	1,139,054
Baker Hughes Inc †	93,290	3,834,219
Cameron International Corp * †	14,800	632,108
Chesapeake Energy Corp †	19,200	357,120
Chevron Corp †	142,890	15,074,895
ConocoPhillips †	57,390	3,206,953
Ensco PLC ‘A’ † (United Kingdom)	191,200	8,980,664

	Shares	Value
EOG Resources Inc †	206,670	$18,623,034
EQT Corp †	44,480	2,385,462
Exxon Mobil Corp †	305,127	26,109,717
Halliburton Co †	141,610	4,020,308
Kinder Morgan Inc	170,560	5,495,443
Marathon Oil Corp †	14,730	376,646
Marathon Petroleum Corp †	84,670	3,803,377
National Oilwell Varco Inc †	20,050	1,292,022
Occidental Petroleum Corp †	446,176	38,268,515
Peabody Energy Corp †	183,810	4,507,021
Pioneer Natural Resources Co †	83,630	7,377,002
Range Resources Corp †	54,940	3,399,138
Schlumberger Ltd † (Netherlands)	368,922	23,946,727
Southwestern Energy Co * †	172,540	5,509,202
The Williams Cos Inc †	137,720	3,969,091
Valero Energy Corp †	228,510	5,518,517

		196,823,477

Financials - 19.3%
ACE Ltd † (Switzerland)	302,170	22,399,862
Aflac Inc †	15,870	675,903
Alexandria Real Estate Equities Inc REIT †	49,150	3,574,188
American Express Co †	135,620	7,894,440
Ameriprise Financial Inc †	130,570	6,823,588
Apartment Investment & Management Co ‘A’ REIT †	35,000	946,050
Associated Estates Realty Corp REIT †	42,790	639,711
AvalonBay Communities Inc REIT †	21,860	3,092,753
AXIS Capital Holdings Ltd † (Bermuda)	149,530	4,867,202
Bank of America Corp †	2,066,954	16,907,684
Berkshire Hathaway Inc ‘B’ * †	76,050	6,337,247
Capital One Financial Corp †	123,970	6,776,200
Citigroup Inc †	485,458	13,306,404
CME Group Inc ‘A’ †	55,573	14,899,677
Comerica Inc †	16,520	507,329
CubeSmart REIT †	116,220	1,356,287
DDR Corp REIT †	215,650	3,157,116
Education Realty Trust Inc REIT †	251,280	2,784,182
Everest Re Group Ltd † (Bermuda)	75,996	7,864,826
First American Financial Corp †	53,010	899,050
General Growth Properties Inc REIT †	124,250	2,247,683
Glimcher Realty Trust REIT †	183,560	1,875,983
Host Hotels & Resorts Inc REIT †	46,770	739,901
Huntington Bancshares Inc †	52,910	338,624
IntercontinentalExchange Inc * †	34,590	4,703,548
Invesco Ltd † (Bermuda)	426,970	9,649,522
Liberty Property Trust REIT	81,010	2,984,408
MetLife Inc †	745,650	23,003,302
Morgan Stanley †	380,943	5,557,958
Pebblebrook Hotel Trust REIT †	65,260	1,521,211
Post Properties Inc REIT	68,090	3,333,006
ProLogis Inc REIT †	96,640	3,211,347
Prudential Financial Inc †	193,250	9,359,098
Public Storage REIT †	14,060	2,030,405
Regions Financial Corp †	79,100	533,925
Senior Housing Properties Trust REIT †	132,480	2,956,954
Simon Property Group Inc REIT †	44,220	6,883,285
SL Green Realty Corp REIT †	24,908	1,998,618
State Street Corp †	123,250	5,501,880
SunTrust Banks Inc †	239,170	5,795,089
SVB Financial Group *	18,410	1,081,035
TD Ameritrade Holding Corp †	284,989	4,844,813
The Allstate Corp †	24,390	855,845
The Goldman Sachs Group Inc †	163,691	15,691,419
The Hartford Financial Services Group Inc †	83,980	1,480,567
The Macerich Co REIT †	47,520	2,806,056
U.S. Bancorp †	38,632	1,242,405
Ventas Inc REIT †	50,868	3,210,788
Wells Fargo & Co †	1,255,504	41,984,054

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
XL Group PLC † (Ireland)	116,880	$2,459,155
Zions Bancorp †	37,780	733,688

		296,325,271

Health Care - 16.5%
Abbott Laboratories †	136,520	8,801,444
Alexion Pharmaceuticals Inc * †	5,220	518,346
Allergan Inc †	46,310	4,286,917
AMERIGROUP Corp * †	44,380	2,925,086
Baxter International Inc †	72,770	3,867,726
Biogen Idec Inc * †	145,929	21,069,229
C.R. Bard Inc †	1,040	111,738
Cardinal Health Inc †	212,287	8,916,054
CareFusion Corp * †	265,860	6,827,285
Celgene Corp * †	169,553	10,878,520
Covidien PLC (Ireland)	474,297	25,374,889
Dendreon Corp * †	30,880	228,512
Express Scripts Holding Co * †	28,750	1,605,113
Humana Inc †	163,960	12,697,062
Johnson & Johnson †	286,090	19,328,240
McKesson Corp †	85,522	8,017,688
Merck & Co Inc †	1,127,489	47,072,666
Mylan Inc * †	224,530	4,798,206
Pfizer Inc †	1,300,250	29,905,750
Teva Pharmaceutical Industries Ltd ADR (Israel)	15,360	605,798
UnitedHealth Group Inc	499,280	29,207,880
Vertex Pharmaceuticals Inc * †	123,600	6,911,712

		253,955,861

Industrials - 14.6%
3M Co †	65,610	5,878,656
CSX Corp †	1,223,240	27,351,646
Cummins Inc †	7,040	682,246
Emerson Electric Co †	503,199	23,439,009
Equifax Inc †	7,630	355,558
Fluor Corp †	295,190	14,564,675
General Electric Co †	443,550	9,243,582
Honeywell International Inc †	331,204	18,494,431
Masco Corp †	435,640	6,042,327
Norfolk Southern Corp †	91,690	6,580,591
PACCAR Inc †	554,668	21,737,439
Republic Services Inc †	32,060	848,308
Rockwell Collins Inc †	2,420	119,427
SPX Corp †	111,650	7,292,978
Tyco International Ltd † (Switzerland)	475,880	25,150,258
Union Pacific Corp †	118,170	14,098,863
United Parcel Service Inc ‘B’ †	14,410	1,134,932
United Technologies Corp †	459,360	34,695,461
W.W. Grainger Inc †	40,360	7,718,446

		225,428,833

Information Technology - 22.2%
Accenture PLC ‘A’ † (Ireland)	41,660	2,503,349
Adobe Systems Inc * †	64,190	2,077,830
Altera Corp †	586,652	19,852,304
Analog Devices Inc †	60,980	2,297,117
Apple Inc * †	148,683	86,830,872
Avago Technologies Ltd † (Singapore)	17,220	618,198
Broadcom Corp ‘A’ * †	285,970	9,665,786
Cisco Systems Inc	1,446,381	24,834,362
Citrix Systems Inc * †	52,580	4,413,565
Cognizant Technology Solutions Corp ‘A’ * †	145,730	8,743,800
Corning Inc †	91,150	1,178,569
eBay Inc * †	121,780	5,115,978
EMC Corp * †	109,930	2,817,506
Facebook Inc ‘A’ * †	7,700	239,624
Fidelity National Information Services Inc	33,170	1,130,434
Freescale Semiconductor Ltd * † (Bermuda)	268,890	2,756,122
Genpact Ltd * † (Bermuda)	97,430	1,620,261

	Shares	Value
Google Inc ‘A’ * †	26,863	$15,582,420
Hewlett-Packard Co †	197,340	3,968,507
International Business Machines Corp †	14,490	2,833,954
Juniper Networks Inc * †	95,360	1,555,322
Lam Research Corp * †	556,101	20,987,252
Linear Technology Corp †	45,900	1,438,047
LinkedIn Corp ‘A’ * †	9,380	996,813
LSI Corp * †	70,570	449,531
Marvell Technology Group Ltd † (Bermuda)	92,440	1,042,723
MasterCard Inc ‘A’ †	18,310	7,875,314
Micron Technology Inc * †	151,790	957,795
Microsoft Corp †	1,334,923	40,835,295
NetApp Inc * †	119,380	3,798,672
ON Semiconductor Corp * †	90,140	639,994
Oracle Corp †	822,320	24,422,904
Paychex Inc †	51,160	1,606,936
QUALCOMM Inc †	284,658	15,849,757
SanDisk Corp * †	15,350	559,968
TE Connectivity Ltd (Switzerland)	59,800	1,908,218
Texas Instruments Inc †	398,088	11,421,145
Visa Inc ‘A’ †	21,610	2,671,644
VMware Inc ‘A’ * †	14,380	1,309,155
Xilinx Inc †	39,960	1,341,457
Yahoo! Inc *	43,600	690,188

		341,438,688

Materials - 5.0%
Air Products & Chemicals Inc †	310,110	25,035,180
Alcoa Inc †	1,137,460	9,952,775
Crown Holdings Inc *	70,150	2,419,474
E.I. du Pont de Nemours & Co †	341,990	17,294,434
Freeport-McMoRan Copper & Gold Inc †	268,692	9,154,336
Georgia Gulf Corp †	159,046	4,082,711
International Paper Co †	1,260	36,427
Monsanto Co †	21,560	1,784,737
Newmont Mining Corp †	9,290	450,658
Sealed Air Corp †	72,830	1,124,495
United States Steel Corp †	120,560	2,483,536
Walter Energy Inc †	60,500	2,671,680

		76,490,443

Telecommunication Services - 2.7%
AT&T Inc †	393,684	14,038,771
Sprint Nextel Corp * †	938,010	3,057,913
Verizon Communications Inc †	536,584	23,845,793

		40,942,477

Utilities - 3.7%
AGL Resources Inc †	35,650	1,381,438
Calpine Corp *	40,290	665,188
Exelon Corp †	23,550	885,951
FirstEnergy Corp †	173,610	8,539,876
NextEra Energy Inc †	142,728	9,821,114
NRG Energy Inc * †	10,590	183,842
NV Energy Inc †	400,950	7,048,701
PG&E Corp †	347,890	15,748,980
PPL Corp †	100,330	2,790,177
Sempra Energy †	154,460	10,639,205

		57,704,472

Total Common Stocks (Cost $1,876,968,859)		1,950,570,966

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.7%
U.S. Treasury Bills - 0.0%
0.176% due 05/30/13 ‡	$635,000	$633,904

Repurchase Agreement - 1.7%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $25,622,477; collateralized by U.S. Treasury Bills: 0.000% due 06/27/13 and value $26,137,620)	25,622,455	25,622,455

Total Short-Term Investments (Cost $26,256,414)		26,256,359

TOTAL INVESTMENTS - 128.5% (Cost $1,903,225,273)		1,976,827,325

TOTAL SECURITIES SOLD SHORT - (29.7%) (See Securities Sold Short) (Proceeds $445,268,540)		(457,585,368)

OTHER ASSETS & LIABILITIES, NET - 1.2%		18,773,798

NET ASSETS - 100.0%		$1,538,015,755

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (29.7%)
Consumer Discretionary - (3.3%)
Autoliv Inc	16,810	($918,835)
Bed Bath & Beyond Inc	54,950	(3,395,910)
Choice Hotels International Inc	91,360	(3,648,005)
Ford Motor Co	338,190	(3,243,242)
Gannett Co Inc	261,730	(3,855,283)
Gentex Corp	33,460	(698,310)
Harman International Industries Inc	43,470	(1,721,412)
Hyatt Hotels Corp ‘A’	1,210	(44,963)
J.C. Penney Co Inc	54,010	(1,258,973)
Mattel Inc	25,110	(814,568)
News Corp ‘B’	282,120	(6,353,342)
O’Reilly Automotive Inc	30,610	(2,564,200)
Omnicom Group Inc	201,260	(9,781,236)
Ralph Lauren Corp	3,685	(516,121)
Scripps Networks Interactive Inc ‘A’	50,650	(2,879,959)
The New York Times Co ‘A’	21,790	(169,962)
The Walt Disney Co	17,860	(866,210)
The Washington Post Co ‘B’	12,010	(4,489,578)
Toll Brothers Inc	59,920	(1,781,422)
Viacom Inc ‘B’	29,230	(1,374,395)

		(50,375,926)

Consumer Staples - (2.9%)
Altria Group Inc	226,690	(7,832,140)
Church & Dwight Co Inc	133,320	(7,395,260)
CVS Caremark Corp	25,610	(1,196,755)
Dr Pepper Snapple Group Inc	27,020	(1,182,125)
HJ Heinz Co	38,350	(2,085,473)
Lorillard Inc	3,440	(453,908)

	Shares	Value
Mead Johnson Nutrition Co	84,240	($6,782,162)
The Estee Lauder Cos Inc ‘A’	27,280	(1,476,394)
The Hershey Co	208,610	(15,026,178)
Wal-Mart Stores Inc	20,980	(1,462,726)

		(44,893,121)

Energy - (2.0%)
Chevron Corp	22,940	(2,420,170)
ConocoPhillips	24,700	(1,380,236)
CONSOL Energy Inc	155,360	(4,698,086)
Diamond Offshore Drilling Inc	40,940	(2,420,782)
Encana Corp (NYSE) (Canada)	276,680	(5,763,244)
FMC Technologies Inc	14,760	(579,035)
Newfield Exploration Co	16,880	(494,753)
Noble Energy Inc	7,910	(670,926)
Spectra Energy Corp	97,460	(2,832,188)
Tenaris SA ADR (Luxembourg)	31,930	(1,116,592)
Tesoro Corp	158,990	(3,968,391)
TransCanada Corp (NYSE) (Canada)	69,150	(2,897,385)
WPX Energy Inc	129,690	(2,098,384)

		(31,340,172)

Financials - (5.4%)
American Campus Communities Inc REIT	23,510	(1,057,480)
American International Group Inc	100,400	(3,221,836)
Aon PLC (United Kingdom)	97,060	(4,540,467)
Arch Capital Group Ltd (Bermuda)	27,830	(1,104,573)
Assurant Inc	18,000	(627,120)
Bank of Hawaii Corp	28,160	(1,293,952)
BB&T Corp	63,260	(1,951,571)
BioMed Realty Trust Inc REIT	62,280	(1,163,390)
Cullen/Frost Bankers Inc	23,720	(1,363,663)
Digital Realty Trust Inc REIT	46,372	(3,481,146)
Douglas Emmett Inc REIT	64,080	(1,480,248)
EastGroup Properties Inc REIT	31,090	(1,657,097)
Equity One Inc REIT	147,180	(3,120,216)
Extra Space Storage Inc REIT	32,040	(980,424)
Federal Realty Investment Trust REIT	77,370	(8,053,443)
Federated Investors Inc ‘B’	11,970	(261,544)
Fidelity National Financial Inc ‘A’	40,750	(784,845)
Franklin Resources Inc	15,210	(1,688,158)
Health Care Inc REIT	30,900	(1,801,470)
Lincoln National Corp	59,280	(1,296,454)
Northern Trust Corp	13,930	(641,059)
Principal Financial Group Inc	32,390	(849,590)
Realty Income Corp REIT	38,500	(1,608,145)
RenaissanceRe Holdings Ltd (Bermuda)	11,880	(902,999)
Strategic Hotels & Resorts Inc REIT	219,660	(1,419,004)
T. Rowe Price Group Inc	11,710	(737,262)
Taubman Centers Inc REIT	63,670	(4,912,777)
The Bank of New York Mellon Corp	70,030	(1,537,158)
The Chubb Corp	35,720	(2,601,130)
The Progressive Corp	112,380	(2,340,875)
The Travelers Cos Inc	38,620	(2,465,501)
Torchmark Corp	78,250	(3,955,537)
UMB Financial Corp	44,040	(2,256,169)
Valley National Bancorp	107,543	(1,139,955)
Washington REIT	118,300	(3,365,635)
Weingarten Realty Investors REIT	185,730	(4,892,128)
WR Berkley Corp	173,910	(6,768,577)

		(83,322,598)

Health Care - (3.4%)
Aetna Inc	54,020	(2,094,355)
Agilent Technologies Inc	7,820	(306,857)
Amgen Inc	36,490	(2,665,230)
Bristol-Myers Squibb Co	161,272	(5,797,728)
Coventry Health Care Inc	83,030	(2,639,524)
Edwards Lifesciences Corp	8,730	(901,809)
Eli Lilly & Co	243,850	(10,463,604)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Forest Laboratories Inc	43,610	($1,525,914)
Gilead Sciences Inc	17,990	(922,527)
Hospira Inc	56,240	(1,967,275)
Medtronic Inc	132,660	(5,137,922)
St. Jude Medical Inc	14,410	(575,103)
Stryker Corp	84,770	(4,670,827)
Tenet Healthcare Corp	154,680	(810,523)
United Therapeutics Corp	17,470	(862,669)
Varian Medical Systems Inc	62,350	(3,789,009)
Warner Chilcott PLC ‘A’ (Ireland)	45,390	(813,389)
WellPoint Inc	21,870	(1,395,087)
Zimmer Holdings Inc	75,410	(4,853,388)

		(52,192,740)

Industrials - (5.1%)
Canadian National Railway Co (Canada)	17,200	(1,451,336)
Caterpillar Inc	17,340	(1,472,339)
Danaher Corp	126,430	(6,584,474)
Dover Corp	77,310	(4,144,589)
Exelis Inc	13,110	(129,265)
Fastenal Co	70,250	(2,831,778)
FedEx Corp	20,570	(1,884,418)
General Electric Co	267,260	(5,569,698)
Heartland Express Inc	283,342	(4,054,624)
Illinois Tool Works Inc	118,910	(6,289,150)
ITT Corp	6,545	(115,192)
Knight Transportation Inc	173,197	(2,769,420)
Lockheed Martin Corp	159,668	(13,903,889)
Northrop Grumman Corp	31,710	(2,022,781)
Parker-Hannifin Corp	59,390	(4,565,903)
Raytheon Co	125,489	(7,101,423)
Rockwell Automation Inc	86,450	(5,710,887)
The Boeing Co	53,740	(3,992,882)
United Parcel Service Inc ‘B’	7,530	(593,063)
Werner Enterprises Inc	160,020	(3,822,878)

		(79,009,989)

Information Technology - (3.7%)
Advanced Micro Devices Inc	185,910	(1,065,264)
AOL Inc	104,080	(2,922,566)
Automatic Data Processing Inc	27,620	(1,537,329)
Cypress Semiconductor Corp	136,250	(1,801,225)
Dell Inc	79,540	(995,841)
Electronic Arts Inc	209,080	(2,582,138)
Intel Corp	288,830	(7,697,319)
International Business Machines Corp	18,170	(3,553,689)
Intuit Inc	27,170	(1,612,539)
JDS Uniphase Corp	50,660	(557,260)
KLA-Tencor Corp	117,019	(5,763,186)
Microchip Technology Inc	361,170	(11,947,504)
Motorola Solutions Inc	17,590	(846,255)
NVIDIA Corp	38,260	(528,753)
SAIC Inc	55,970	(678,356)
Salesforce.com Inc	5,210	(720,335)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	715,060	(9,982,238)
Total System Services Inc	31,390	(751,163)
Xilinx Inc	58,400	(1,960,488)

		(57,503,448)

Materials - (2.7%)
AK Steel Holding Corp	36,360	(213,433)
Cabot Corp	27,710	(1,127,797)
CF Industries Holdings Inc	1,550	(300,297)
Cliffs Natural Resources Inc	181,500	(8,946,135)
Nucor Corp	197,740	(7,494,346)
OM Group Inc	123,191	(2,340,629)
Praxair Inc	128,240	(13,943,535)
The Dow Chemical Co	48,140	(1,516,410)
The Sherwin-Williams Co	8,700	(1,151,445)

	Shares	Value
Vale SA ADR (Brazil)	119,540	($2,372,869)
Valspar Corp	33,890	(1,778,886)

		(41,185,782)

Utilities - (1.2%)
Consolidated Edison Inc	104,766	(6,515,398)
Entergy Corp	13,660	(927,377)
National Fuel Gas Co	48,770	(2,291,215)
ONEOK Inc	16,800	(710,808)
Public Service Enterprise Group Inc	22,050	(716,625)
Southern Co	88,120	(4,079,956)
Wisconsin Energy Corp	63,690	(2,520,213)

		(17,761,592)

Total Common Stocks (Proceeds $445,268,540)		(457,585,368)

TOTAL SECURITIES SOLD SHORT - (29.7%) (Proceeds $445,268,540)		($457,585,368)

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

	Long		Short		Net Exposure
Information Technology	22.2%		(3.7%	)	18.5%
Consumer Discretionary	19.2%		(3.3%	)	15.9%
Financials	19.3%		(5.4%	)	13.9%
Health Care	16.5%		(3.4%	)	13.1%
Energy	12.8%		(2.0%	)	10.8%
Industrials	14.6%		(5.1%	)	9.5%
Consumer Staples	10.8%		(2.9%	)	7.9%
Telecommunication Services	2.7%		-		2.7%
Utilities	3.7%		(1.2%	)	2.5%
Materials	5.0%		(2.7%	)	2.3%
Short-Term Investments	1.7%		-		1.7%

	128.5%		(29.7%	)	98.8%

Securities Sold Short	(29.7%	)
Other Assets & Liabilities, Net	1.2%

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	The portfolio engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of June 30, 2012, the total value of securities out on loan was $448,022,266, and the cash collateral was $447,566,919 (See Note 8 in Notes to Financial Statements).

(d)	As of June 30, 2012, investments with total aggregate values of $633,904 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts. In addition, $770,000 in cash was segregated as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 E-Mini (09/12)	466	$30,917,355	$686,765

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,950,570,966	$1,950,570,966	$-	$-
	Short-Term Investments	26,256,359	-	26,256,359	-
	Derivatives:
	Equity Contracts
	Futures	686,765	686,765	-	-

	Total Assets	1,977,514,090	1,951,257,731	26,256,359	-

Liabilities	Common Stocks - Short (1)	(457,585,368)	(457,585,368)	-	-

	Total Liabilities	(457,585,368)	(457,585,368)	-	-

	Total	$1,519,928,722	$1,493,672,363	$26,256,359	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Energy - 0.0%
Kinder Morgan Inc Strike @ $40.00 Exp. 05/25/17 *	40,870	$88,279

Total Warrants (Cost $77,857)		88,279

COMMON STOCKS - 95.5%
Consumer Discretionary - 10.4%
AutoZone Inc *	56,335	20,684,522
CarMax Inc *	523,485	13,579,201
Ford Motor Co	3,294,420	31,593,488
Hyatt Hotels Corp ‘A’ *	312,670	11,618,817
The McGraw-Hill Cos Inc	1,031,400	46,413,000
The TJX Cos Inc	707,575	30,376,195

		154,265,223

Consumer Staples - 10.9%
Dr Pepper Snapple Group Inc	1,116,210	48,834,188
Mead Johnson Nutrition Co	214,840	17,296,768
Philip Morris International Inc	745,210	65,027,025
The J.M. Smucker Co	398,185	30,070,931

		161,228,912

Energy - 10.2%
Chevron Corp	658,322	69,452,971
Kinder Morgan Inc	367,559	11,842,751
National Oilwell Varco Inc	662,995	42,723,398
Noble Energy Inc	320,735	27,204,742

		151,223,862

Financials - 16.2%
CIT Group Inc *	1,364,334	48,624,864
Citigroup Inc	1,985,808	54,430,997
CME Group Inc ‘A’	88,315	23,678,135
Discover Financial Services	554,225	19,165,100
JPMorgan Chase & Co	1,385,960	49,520,351
M&T Bank Corp	90,935	7,508,503
Marsh & McLennan Cos Inc	793,165	25,563,708
MSCI Inc *	339,635	11,554,383

		240,046,041

Health Care - 11.4%
Abbott Laboratories	676,460	43,611,376
Bristol-Myers Squibb Co	979,370	35,208,352
Covidien PLC (Ireland)	601,150	32,161,525
DaVita Inc *	194,870	19,138,183
Edwards Lifesciences Corp *	87,210	9,008,793
Express Scripts Holding Co *	270,686	15,112,399
Watson Pharmaceuticals Inc *	196,060	14,506,479

		168,747,107

Industrials - 11.1%
CSX Corp	1,535,630	34,336,687
QR National Ltd (Australia)	857,000	3,004,943
The Boeing Co	406,190	30,179,917
Towers Watson & Co ‘A’	294,180	17,621,382
Tyco International Ltd (Switzerland)	813,125	42,973,656
United Parcel Service Inc ‘B’	455,175	35,849,583

		163,966,168

Information Technology - 20.3%
Apple Inc *	192,110	112,192,240
Corning Inc	924,720	11,956,629

	Shares	Value
eBay Inc *	1,318,105	$55,373,591
Facebook Inc ‘A’ *	416,090	12,948,721
Google Inc ‘A’ *	31,915	18,512,934
International Business Machines Corp	322,410	63,056,948
QUALCOMM Inc	327,990	18,262,483
Western Digital Corp *	253,420	7,724,242

		300,027,788

Materials - 1.1%
Vulcan Materials Co	411,770	16,351,387

Telecommunication Services - 2.4%
America Movil SAB de CV ‘L’ ADR (Mexico)	1,337,570	34,857,074

Utilities - 1.5%
The AES Corp *	1,686,775	21,641,323

Total Common Stocks (Cost $1,207,435,568)		1,412,354,885

	Principal Amount
SHORT-TERM INVESTMENT - 3.5%
Repurchase Agreement - 3.5%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $52,034,972; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $53,075,663)	$52,034,929	52,034,929

Total Short-Term Investment (Cost $52,034,929)		52,034,929

TOTAL INVESTMENTS - 99.0% (Cost $1,259,548,354)		1,464,478,093

OTHER ASSETS & LIABILITIES, NET - 1.0%		14,239,608

NET ASSETS - 100.0%		$1,478,717,701

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	20.3%
Financials	16.2%
Health Care	11.4%
Industrials	11.1%
Consumer Staples	10.9%
Consumer Discretionary	10.4%
Energy	10.2%
Short-Term Investment	3.5%
Telecommunication Services	2.4%
Utilities	1.5%
Materials	1.1%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$88,279	$88,279	$-	$-
	Common Stocks
	Consumer Discretionary	154,265,223	154,265,223	-	-
	Consumer Staples	161,228,912	161,228,912	-	-
	Energy	151,223,862	151,223,862	-	-
	Financials	240,046,041	240,046,041	-	-
	Health Care	168,747,107	168,747,107	-	-
	Industrials	163,966,168	160,961,225	3,004,943	-
	Information Technology	300,027,788	300,027,788	-	-
	Materials	16,351,387	16,351,387	-	-
	Telecommunication Services	34,857,074	34,857,074	-	-
	Utilities	21,641,323	21,641,323	-	-

		1,412,354,885	1,409,349,942	3,004,943	-
	Short-Term Investment	52,034,929	-	52,034,929	-

	Total	$1,464,478,093	$1,409,438,221	$55,039,872	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.4%
Industrials - 1.4%
Better Place LLC ‘B’ 8.000% * ¯ + r	4,704,600	$15,572,226

Total Convertible Preferred Stocks (Cost $11,761,500)		15,572,226

COMMON STOCKS - 96.9%
Consumer Discretionary - 16.1%
AutoZone Inc *	94,010	34,517,652
Darden Restaurants Inc	263,500	13,341,005
Lear Corp	401,300	15,141,049
Macy’s Inc	983,900	33,796,965
Marriott International Inc ‘A’	621,700	24,370,640
Newell Rubbermaid Inc	1,033,957	18,755,980
Ross Stores Inc	455,300	28,442,591
The Interpublic Group of Cos Inc	1,576,517	17,105,209

		185,471,091

Consumer Staples - 8.0%
Energizer Holdings Inc *	246,700	18,564,175
H.J. Heinz Co	380,800	20,707,904
Molson Coors Brewing Co ‘B’	438,900	18,262,629
Ralcorp Holdings Inc *	250,020	16,686,335
Sysco Corp	584,000	17,409,040

		91,630,083

Energy - 6.4%
Cameron International Corp *	375,300	16,029,063
EQT Corp	104,600	5,609,698
Marathon Petroleum Corp	177,900	7,991,268
Noble Energy Inc	157,900	13,393,078
Rosetta Resources Inc *	197,600	7,240,064
Rowan Cos PLC ‘A’ * (United Kingdom)	725,300	23,448,949

		73,712,120

Financials - 15.9%
Ameriprise Financial Inc	402,700	21,045,102
CBRE Group Inc ‘A’ *	599,500	9,807,820
Duke Realty Corp REIT	560,800	8,210,112
East West Bancorp Inc	529,100	12,412,686
Fifth Third Bancorp	871,600	11,679,440
Invesco Ltd (Bermuda)	881,800	19,928,680
Kilroy Realty Corp REIT	411,900	19,940,079
PartnerRe Ltd (Bermuda)	206,300	15,610,721
PS Business Parks Inc REIT	136,448	9,240,259
Regions Financial Corp	1,390,500	9,385,875
Signature Bank *	258,897	15,784,950
The Macerich Co REIT	304,800	17,998,440
Willis Group Holdings PLC (Ireland)	331,200	12,085,488

		183,129,652

Health Care - 12.6%
Aetna Inc	280,200	10,863,354
Agilent Technologies Inc	506,200	19,863,288
AmerisourceBergen Corp	706,200	27,788,970
CareFusion Corp *	626,900	16,098,792
Henry Schein Inc *	184,000	14,442,160
Medicis Pharmaceutical Corp ‘A’	424,900	14,510,335
Vertex Pharmaceuticals Inc *	250,500	14,007,960
Zimmer Holdings Inc	424,300	27,307,948

		144,882,807

	Shares	Value
Industrials - 10.2%
BE Aerospace Inc *	322,000	$14,058,520
Corrections Corp of America	389,142	11,460,232
Dover Corp	446,020	23,911,132
Parker Hannifin Corp	307,000	23,602,160
Rockwell Collins Inc	329,200	16,246,020
SPX Corp	245,000	16,003,400
WESCO International Inc *	221,600	12,753,080

		118,034,544

Information Technology - 22.1%
Amdocs Ltd * (United Kingdom)	609,600	18,117,312
Autodesk Inc *	723,900	25,329,261
BMC Software Inc *	686,100	29,282,748
F5 Networks Inc *	139,600	13,898,576
Fidelity National Information Services Inc	698,800	23,815,104
Gartner Inc *	68,986	2,969,848
Intuit Inc	442,300	26,250,505
Lexmark International Inc ‘A’	375,300	9,975,474
Marvell Technology Group Ltd (Bermuda)	1,325,900	14,956,152
Microsemi Corp *	504,100	9,320,809
NetApp Inc *	659,300	20,978,926
Polycom Inc *	577,800	6,078,456
Symantec Corp *	753,600	11,010,096
TE Connectivity Ltd (Switzerland)	340,200	10,855,782
Vantiv Inc ‘A’ *	377,300	8,787,317
Xilinx Inc	703,500	23,616,495

		255,242,861

Materials - 5.6%
Ball Corp	539,766	22,157,394
Cliffs Natural Resources Inc	192,200	9,473,538
Eastman Chemical Co	537,000	27,048,690
Walter Energy Inc	125,700	5,550,912

		64,230,534

Total Common Stocks (Cost $1,118,970,368)		1,116,333,692

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $14,325,580; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $14,615,038)	$14,325,568	14,325,568

Total Short-Term Investment (Cost $14,325,568)		14,325,568

TOTAL INVESTMENTS - 99.5% (Cost $1,145,057,436)		1,146,231,486

OTHER ASSETS & LIABILITIES, NET - 0.5%		6,206,497

NET ASSETS - 100.0%		$1,152,437,983

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	22.1%
Consumer Discretionary	16.1%
Financials	15.9%
Health Care	12.6%
Industrials	11.6%
Consumer Staples	8.0%
Energy	6.4%
Materials	5.6%
Short-Term Investment	1.2%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a total aggregate value of $15,572,226 or 1.4% of the net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(d)	As of June 30, 2012, 1.4% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Restricted securities as of June 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$11,761,500	$15,572,226	1.4%

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$15,572,226	$-	$-	$15,572,226
	Common Stocks (1)	1,116,333,692	1,116,333,692	-	-
	Short-Term Investment	14,325,568	-	14,325,568	-

	Total	$1,146,231,486	$1,116,333,692	$14,325,568	$15,572,226

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

Convertible Preferred Stocks (1)
Value, Beginning of Period	$21,358,884
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Depreciation	(5,786,658)
Transfers In	-
Transfers Out	-

Value, End of Period	$15,572,226

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($5,786,658)

Additional required information about certain Level 3 fair value measurements of the portfolio as of June 30, 2012 were as follows:

	Value at 06/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferred Stocks	$15,572,226	Market Transaction Method	Purchase price of Better Place Series C Preferred Stock adjusted for performance versus milestones	NA
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	22.5%-27.5% (24.2%) 2.5%-3.5% (3.0%)
		Market Comparable Companies	Enterprise Value / Revenue Discount for lack of marketability	2.6x-3.4x (3.1x) 15.0%

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.0%
Industrials - 1.0%
Better Place LLC ‘B’ 8.000% * ¯ + r	2,687,456	$8,895,480

Total Convertible Preferred Stocks (Cost $6,718,638)		8,895,480

COMMON STOCKS - 92.6%
Consumer Discretionary - 12.1%
Dollar Tree Inc *	315,852	16,992,838
Dunkin’ Brands Group Inc	382,874	13,147,893
Groupon Inc *	2,029,377	21,572,277
Morningstar Inc	214,103	12,383,718
New Oriental Education & Technology Group ADR * (Cayman)	511,756	12,538,022
The McGraw-Hill Cos Inc	320,987	14,444,415
Weight Watchers International Inc	366,123	18,877,302

		109,956,465

Consumer Staples - 3.8%
DE Master Blenders 1753 NV * (Netherlands)	1,093,094	12,325,288
Hillshire Brands Co	218,619	6,337,759
Mead Johnson Nutrition Co	167,850	13,513,604
Sun Art Retail Group Ltd (Hong Kong)	2,610,000	2,869,842

		35,046,493

Energy - 3.0%
Range Resources Corp	284,302	17,589,765
Ultra Petroleum Corp * (Canada)	413,564	9,540,921

		27,130,686

Financials - 6.6%
Greenhill & Co Inc	149,023	5,312,670
IntercontinentalExchange Inc *	107,860	14,666,803
MSCI Inc *	703,747	23,941,473
The Progressive Corp	772,144	16,083,759

		60,004,705

Health Care - 12.9%
athenahealth Inc *	198,758	15,735,671
IDEXX Laboratories Inc *	177,861	17,097,778
Illumina Inc *	547,651	22,119,624
Intuitive Surgical Inc *	57,406	31,790,869
Ironwood Pharmaceuticals Inc *	475,273	6,549,262
Techne Corp	170,497	12,650,877
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	258,156	11,562,807

		117,506,888

Industrials - 20.8%
Covanta Holding Corp	633,361	10,862,141
Edenred (France)	1,143,429	32,445,601
Expeditors International of Washington Inc	417,276	16,169,445
Fastenal Co	306,733	12,364,407
IHS Inc ‘A’ *	173,526	18,693,956
Intertek Group PLC (United Kingdom)	568,338	23,885,850
Qualicorp SA * (Brazil)	1,501,074	13,123,654
Schindler Holding AG - Participation Certificates (Switzerland)	11,684	1,306,620
Sensata Technologies Holding NV * (Netherlands)	460,994	12,345,419
Stericycle Inc *	217,802	19,965,910
Verisk Analytics Inc ‘A’ *	567,827	27,971,158

		189,134,161

	Shares	Value
Information Technology - 25.4%
Akamai Technologies Inc *	461,763	$14,660,975
Citrix Systems Inc *	167,783	14,083,705
FactSet Research Systems Inc	142,758	13,267,929
First Solar Inc *	305,890	4,606,703
Gartner Inc *	446,774	19,233,621
LinkedIn Corp ‘A’ *	225,392	23,952,408
MercadoLibre Inc	123,139	9,333,936
Motorola Solutions Inc	671,309	32,296,676
Red Hat Inc *	254,512	14,374,838
Research In Motion Ltd (NASDAQ) * (Canada)	434,728	3,212,640
salesforce.com inc *	145,165	20,070,513
SINA Corp * (Cayman)	85,060	4,406,959
Solera Holdings Inc	426,086	17,806,134
Yandex NV ‘A’ * (Netherlands)	841,167	16,024,231
Youku Inc ADR * (Cayman)	587,290	12,732,447
Zynga Inc ‘A’ *	1,936,151	10,532,661

		230,596,376

Materials - 4.7%
Intrepid Potash Inc *	432,844	9,851,529
Lynas Corp Ltd * (Australia)	3,227,831	2,853,953
Martin Marietta Materials Inc	123,350	9,722,447
Molycorp Inc *	361,466	7,789,592
Rockwood Holdings Inc	285,573	12,665,163

		42,882,684

Utilities - 3.3%
Brookfield Infrastructure Partners LP (Bermuda)	903,572	30,332,912

Total Common Stocks (Cost $778,879,775)		842,591,370

	Principal Amount

SHORT-TERM INVESTMENT - 5.5%
Repurchase Agreement - 5.5%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $49,649,667; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $50,644,125)	$49,649,625	49,649,625

Total Short-Term Investment (Cost $49,649,625)		49,649,625

TOTAL INVESTMENTS - 99.1% (Cost $835,248,038)		901,136,475

OTHER ASSETS & LIABILITIES, NET - 0.9%		8,048,627

NET ASSETS - 100.0%		$909,185,102

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	25.4%
Industrials	21.8%
Health Care	12.9%
Consumer Discretionary	12.1%
Financials	6.6%
Short-Term Investment	5.5%
Materials	4.7%
Consumer Staples	3.8%
Utilities	3.3%
Energy	3.0%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a total aggregate value of $8,895,480 or 1.0% of the net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(d)	As of June 30, 2012, 1.0% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Restricted securities as of June 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$6,718,638	$8,895,480	1.0%

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$8,895,480	$-	$-	$8,895,480
	Common Stocks
	Consumer Discretionary	109,956,465	109,956,465	-	-
	Consumer Staples	35,046,493	32,176,651	2,869,842	-
	Energy	27,130,686	27,130,686	-	-
	Financials	60,004,705	60,004,705	-	-
	Health Care	117,506,888	117,506,888	-	-
	Industrials	189,134,161	131,496,090	57,638,071	-
	Information Technology	230,596,376	230,596,376	-	-
	Materials	42,882,684	40,028,731	2,853,953	-
	Utilities	30,332,912	30,332,912	-	-

		842,591,370	779,229,504	63,361,866	-
	Short-Term Investment	49,649,625	-	49,649,625	-

	Total	$901,136,475	$779,229,504	$113,011,491	$8,895,480

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

Convertible Preferred Stocks (1)
Value, Beginning of Period	$12,201,050
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Depreciation	(3,305,570)
Transfers In	-
Transfers Out	-

Value, End of Period	$8,895,480

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($3,305,570)

Additional required information about certain Level 3 fair value measurements of the portfolio as of June 30, 2012 were as follows:

	Value at 06/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferred Stocks	$8,895,480	Market Transaction Method	Purchase price of Better Place Series C Preferred Stock adjusted for performance versus milestones	NA
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	22.5%-27.5% (24.2%) 2.5%-3.5% (3.0%)
		Market Comparable Companies	Enterprise Value / Revenue Discount for lack of marketability	2.6x-3.4x (3.1x) 15.0%

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Consumer Discretionary - 13.2%
American Eagle Outfitters Inc	467,800	$9,229,694
Ascena Retail Group Inc *	279,790	5,209,690
Chico’s FAS Inc	796,200	11,815,608
Dick’s Sporting Goods Inc	173,800	8,342,400
Dollar Tree Inc *	150,200	8,080,760
Foot Locker Inc	228,700	6,993,646
Guess? Inc	270,800	8,224,196
Hanesbrands Inc *	508,000	14,086,840
J.C. Penney Co Inc	175,000	4,079,250
Jarden Corp	242,300	10,181,446
Lear Corp	178,600	6,738,578
Lennar Corp ‘A’	478,100	14,778,071
Limited Brands Inc	232,100	9,871,213
Mattel Inc	470,500	15,263,020
Newell Rubbermaid Inc	586,000	10,630,040
NVR Inc *	13,100	11,135,000
PVH Corp	150,840	11,733,844
Regis Corp	385,900	6,930,764
The Warnaco Group Inc *	121,600	5,177,728
Thor Industries Inc	174,900	4,794,009
TRW Automotive Holdings Corp *	189,500	6,966,020
Wyndham Worldwide Corp	239,400	12,625,956

		202,887,773

Consumer Staples - 3.2%
Energizer Holdings Inc *	155,600	11,708,900
Ingredion Inc	144,700	7,165,544
Smithfield Foods Inc *	582,858	12,607,219
The Clorox Co	70,000	5,072,200
The J.M. Smucker Co	86,716	6,548,792
Tyson Foods Inc ‘A’	326,200	6,142,346

		49,245,001

Energy - 8.9%
Africa Oil Corp * (Canada)	1,850,537	14,250,280
Arch Coal Inc	614,400	4,233,216
Bill Barrett Corp *	289,000	6,190,380
Cabot Oil & Gas Corp	393,000	15,484,200
Dresser-Rand Group Inc *	153,100	6,819,074
Energen Corp	163,600	7,383,268
HollyFrontier Corp	340,900	12,078,087
Oasis Petroleum Inc *	600,132	14,511,192
Patterson-UTI Energy Inc	529,500	7,709,520
SM Energy Co	413,100	20,287,341
Superior Energy Services Inc *	263,800	5,336,674
Ultra Petroleum Corp * (Canada)	387,700	8,944,239
Whiting Petroleum Corp *	341,550	14,044,536

		137,272,007

Financials - 22.5%
American Financial Group Inc	253,300	9,936,959
Arthur J. Gallagher & Co	284,600	9,980,922
Associated Banc-Corp	616,400	8,130,316
BancorpSouth Inc	499,900	7,258,548
BioMed Realty Trust Inc REIT	492,600	9,201,768
CBRE Group Inc ‘A’ *	954,986	15,623,571
CommonWealth REIT	394,900	7,550,488
Corporate Office Properties Trust REIT	604,600	14,214,146
Cullen/Frost Bankers Inc	141,400	8,129,086
Discover Financial Services	237,960	8,228,657
DuPont Fabros Technology Inc REIT	925,660	26,436,849
East West Bancorp Inc	579,400	13,592,724
Everest Re Group Ltd (Bermuda)	214,500	22,198,605
Fidelity National Financial Inc ‘A’	947,300	18,244,998
First Niagara Financial Group Inc	1,095,800	8,382,870
FirstMerit Corp	485,100	8,013,852

	Shares	Value
Forest City Enterprises Inc ‘A’ *	1,716,300	$25,057,980
Hancock Holding Co	267,600	8,145,744
Jefferies Group Inc	516,000	6,702,840
Kemper Corp	331,300	10,187,475
Mercury General Corp	163,700	6,821,379
New York Community Bancorp Inc	1,346,600	16,872,898
Omega Healthcare Investors Inc REIT	445,000	10,012,500
Protective Life Corp	263,300	7,743,653
Regions Financial Corp	714,700	4,824,225
Synovus Financial Corp	2,043,601	4,046,330
The NASDAQ OMX Group Inc	245,000	5,554,150
Valley National Bancorp	839,790	8,901,774
Washington Federal Inc	563,200	9,512,448
Webster Financial Corp	380,700	8,245,962
WR Berkley Corp	482,875	18,793,495

		346,547,212

Health Care - 12.8%
Alere Inc *	662,889	12,886,562
Brookdale Senior Living Inc *	1,180,043	20,933,963
CareFusion Corp *	929,300	23,864,424
Coventry Health Care Inc	734,300	23,343,397
Health Net Inc *	462,800	11,232,156
Hospira Inc *	620,600	21,708,588
Omnicare Inc	818,500	25,561,755
Tenet Healthcare Corp *	4,244,440	22,240,866
United Therapeutics Corp *	479,600	23,682,648
Universal Health Services Inc ‘B’	294,133	12,694,780

		198,149,139

Industrials - 12.5%
ACCO Brands Corp *	543,300	5,617,722
AGCO Corp *	282,800	12,932,444
Alliant Techsystems Inc	223,800	11,317,566
AMETEK Inc	165,100	8,240,141
Con-way Inc	370,600	13,382,366
Curtiss-Wright Corp	205,900	6,393,195
Delta Air Lines Inc *	1,264,600	13,847,370
Dover Corp	242,700	13,011,147
Harsco Corp	234,000	4,768,920
IDEX Corp	245,300	9,561,794
Jacobs Engineering Group Inc *	185,160	7,010,157
KBR Inc	395,400	9,770,334
Kennametal Inc	165,400	5,483,010
Manpower Inc	170,600	6,252,490
Masco Corp	128,300	1,779,521
Navistar International Corp *	217,200	6,161,964
Parker Hannifin Corp	162,200	12,469,936
Spirit AeroSystems Holdings Inc ‘A’ *	586,690	13,980,823
SPX Corp	160,700	10,496,924
Terex Corp *	198,500	3,539,255
The Timken Co	366,220	16,769,214

		192,786,293

Information Technology - 12.4%
Acxiom Corp *	727,800	10,997,058
Amdocs Ltd * (United Kingdom)	275,900	8,199,748
Arrow Electronics Inc *	307,000	10,072,670
Atmel Corp *	1,367,200	9,160,240
Avnet Inc *	392,800	12,121,808
CA Inc	293,700	7,956,333
Compuware Corp *	1,481,700	13,764,993
Convergys Corp	463,900	6,851,803
Cree Inc *	91,100	2,338,537
Electronic Arts Inc *	737,600	9,109,360
Fairchild Semiconductor International Inc *	856,700	12,079,470
Ingram Micro Inc ‘A’ *	732,090	12,789,612
JDS Uniphase Corp *	808,000	8,888,000
Monster Worldwide Inc *	451,600	3,838,600
NCR Corp *	816,000	18,547,680

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
ON Semiconductor Corp *	1,144,691	$8,127,306
Polycom Inc *	738,900	7,773,228
QLogic Corp *	561,900	7,692,411
RF Micro Devices Inc *	1,362,600	5,791,050
Synopsys Inc *	323,200	9,511,776
Take-Two Interactive Software Inc *	578,716	5,474,654

		191,086,337

Materials - 5.9%
Carpenter Technology Corp	199,300	9,534,512
Cliffs Natural Resources Inc	153,100	7,546,299
Cytec Industries Inc	277,010	16,243,866
Huntsman Corp	338,200	4,376,308
Martin Marietta Materials Inc	77,300	6,092,786
MeadWestvaco Corp	294,800	8,475,500
Owens-Illinois Inc *	600,200	11,505,834
Packaging Corp of America	454,700	12,840,728
Rockwood Holdings Inc	324,100	14,373,835

		90,989,668

Utilities - 6.2%
Alliant Energy Corp	341,900	15,580,383
Hawaiian Electric Industries Inc	409,300	11,673,236
MDU Resources Group Inc	758,200	16,384,702
NV Energy Inc	1,157,530	20,349,377
OGE Energy Corp	257,400	13,330,746
UGI Corp	610,700	17,972,901

		95,291,345

Total Common Stocks (Cost $1,556,357,843)		1,504,254,775

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.4%
Repurchase Agreement - 2.4%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $36,528,896; collateralized by U.S. Treasury Bills: 0.000% due 06/27/13 and value $37,260,330)	$36,528,865	$36,528,865

Total Short-Term Investment (Cost $36,528,865)		36,528,865

TOTAL INVESTMENTS - 100.0% (Cost $1,592,886,708)		1,540,783,640

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(285,951)

NET ASSETS - 100.0%		$1,540,497,689

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.5%
Consumer Discretionary	13.2%
Health Care	12.8%
Industrials	12.5%
Information Technology	12.4%
Energy	8.9%
Utilities	6.2%
Materials	5.9%
Consumer Staples	3.2%
Short-Term Investment	2.4%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,504,254,775	$1,504,254,775	$-	$-
	Short-Term Investment	36,528,865	-	36,528,865	-

	Total	$1,540,783,640	$1,504,254,775	$36,528,865	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 16.5%
Brown Shoe Co Inc	594,024	$7,668,850
GameStop Corp ‘A’	472,800	8,680,608
Gentex Corp	461,620	9,634,009
Group 1 Automotive Inc	288,177	13,143,753
La-Z-Boy Inc *	721,207	8,863,634
Regis Corp	650,372	11,680,681
The Cato Corp ‘A’	253,800	7,730,748
The Men’s Wearhouse Inc	331,414	9,325,990
Thor Industries Inc	507,210	13,902,626
Other securities		81,612,390

		172,243,289

Consumer Staples - 1.5%
Lancaster Colony Corp	103,620	7,378,780
Other securities		8,081,493

		15,460,273

Energy - 10.5%
Atwood Oceanics Inc *	261,400	9,891,376
Bristow Group Inc	331,887	13,497,844
Energen Corp	166,310	7,505,570
Helix Energy Solutions Group Inc *	559,091	9,174,683
Oil States International Inc *	160,100	10,598,620
Rowan Cos PLC ‘A’ * (United Kingdom)	402,380	13,008,945
Tidewater Inc	273,500	12,679,460
Unit Corp *	232,900	8,591,681
Other securities		24,484,445

		109,432,624

Financials - 20.1%
Aspen Insurance Holdings Ltd (Bermuda)	330,880	9,562,432
Montpelier Re Holdings Ltd (Bermuda)	403,586	8,592,346
Protective Life Corp	665,000	19,557,650
StanCorp Financial Group Inc	259,700	9,650,452
The Hanover Insurance Group Inc	227,870	8,916,553
Tower Group Inc	456,680	9,530,912
Validus Holdings Ltd (Bermuda)	268,800	8,609,664
Other securities		136,399,442

		210,819,451

Health Care - 4.0%
Teleflex Inc	148,900	9,069,499
Other securities		33,191,910

		42,261,409

Industrials - 28.6%
AAR Corp	573,447	7,730,066
ABM Industries Inc	437,402	8,555,583
Astec Industries Inc *	262,442	8,051,721
Brady Corp ‘A’	318,798	8,770,133
Briggs & Stratton Corp	425,277	7,438,095
Carlisle Cos Inc	200,000	10,604,000
Ceradyne Inc	302,486	7,758,766
EnPro Industries Inc *	265,089	9,906,376
Franklin Electric Co Inc	141,203	7,219,709
Gardner Denver Inc	167,000	8,835,970
Granite Construction Inc	508,637	13,280,512
Kennametal Inc	248,080	8,223,852
Lincoln Electric Holdings Inc	243,980	10,683,884
Mine Safety Appliances Co	193,000	7,766,320
Mueller Industries Inc	244,074	10,395,112
Simpson Manufacturing Co Inc	292,216	8,623,294
Trinity Industries Inc	514,790	12,859,454
Universal Forest Products Inc	359,459	14,011,712
Other securities		128,340,585

		299,055,144

	Shares	Value
Information Technology - 7.1%
Benchmark Electronics Inc *	738,191	$10,297,764
Ingram Micro Inc ‘A’ *	410,000	7,162,700
Rofin-Sinar Technologies Inc *	462,361	8,752,494
Other securities		48,076,215

		74,289,173

Materials - 6.7%
Cabot Corp	190,000	7,733,000
RPM International Inc	450,000	12,240,000
Steel Dynamics Inc	648,900	7,624,575
Other securities		42,559,589

		70,157,164

Telecommunication Services - 0.2%
Other securities		1,891,921

Utilities - 2.6%
Other securities		26,958,005

Total Common Stocks (Cost $1,022,355,819)		1,022,568,453

CLOSED-END MUTUAL FUND - 0.0%
Other security		80,265

Total Closed-End Mutual Fund (Cost $86,376)		80,265

	Principal Amount

SHORT-TERM INVESTMENTS - 2.0%
U.S. Government Agency Issue - 0.3%
Other security		3,525,000

Repurchase Agreement - 1.7%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $17,647,040; collateralized by Federal Home Loan Bank: 0.230% due 05/21/13 and value $4,770,000; and U.S. Treasury Bills: 0.000% due 06/27/13 and value $13,233,480)	$17,647,025	17,647,025

Total Short-Term Investments (Cost $21,172,025)		21,172,025

TOTAL INVESTMENTS - 99.8% (Cost $1,043,614,220)		1,043,820,743

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,688,534

NET ASSETS - 100.0%		$1,045,509,277

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Industrials	28.6%
Financials	20.1%
Consumer Discretionary	16.5%
Energy	10.5%
Information Technology	7.1%
Materials	6.7%
Health Care	4.0%
Utilities	2.6%
Short-Term Investments	2.0%
Consumer Staples	1.5%
Telecommunication Services	0.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.
(c)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2012.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(e)	An investment, including those listed under Other securities, with a total aggregate value of $128 or less than 0.1% of the net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(f)	As of June 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(g)	As of June 30, 2012, $512,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(h)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/12)	85	$6,357,045	$403,855

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$172,243,289	$172,243,289	$-	$-
	Consumer Staples	15,460,273	15,460,273	-	-
	Energy	109,432,624	109,432,624	-	-
	Financials	210,819,451	210,819,451	-	-
	Health Care	42,261,409	42,261,409	-	-
	Industrials	299,055,144	299,055,144	-	-
	Information Technology	74,289,173	74,289,045	-	128
	Materials	70,157,164	70,157,164	-	-
	Telecommunication Services	1,891,921	1,891,921	-	-
	Utilities	26,958,005	26,958,005	-	-

		1,022,568,453	1,022,568,325	-	128
	Closed-End Mutual Fund	80,265	80,265	-	-
	Short-Term Investments	21,172,025	-	21,172,025	-
	Derivatives:
	Equity Contracts
	Futures	403,855	403,855	-	-

	Total	$1,044,224,598	$1,023,052,445	$21,172,025	$128

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

Common Stocks
Value, Beginning of Period	$128
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$128

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Additional required information about certain Level 3 fair value measurements of the portfolio as of June 30, 2012 were as follows:

	Value at 06/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stocks	$128	Value determined by a valuation committee established under the Fund Procedures (See Note 3C in Notes to Financial Statements)	Difference between last traded price and cash merger price	NA - (one security)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Consumer Discretionary - 17.0%
Aeropostale Inc *	149,380	$2,663,445
ANN Inc *	160,910	4,101,596
Brunswick Corp	184,210	4,093,146
Dana Holding Corp	259,000	3,317,790
Domino’s Pizza Inc	137,205	4,241,006
DSW Inc ‘A’	89,835	4,887,024
Express Inc *	213,630	3,881,657
Interval Leisure Group Inc	136,880	2,602,089
Life Time Fitness Inc *	84,035	3,908,468
Lions Gate Entertainment Corp * (Canada)	207,800	3,062,972
LKQ Corp *	162,420	5,424,828
Marriott Vacations Worldwide Corp *	132,970	4,119,411
Pier 1 Imports Inc	204,820	3,365,193
Six Flags Entertainment Corp	111,915	6,063,555
Sotheby’s	61,380	2,047,637
Tenneco Inc *	108,400	2,907,288
The Cheesecake Factory Inc *	96,615	3,087,815
The Children’s Place *	80,220	3,997,363
The Warnaco Group Inc *	64,385	2,741,513
Tupperware Brands Corp	72,225	3,955,041
Vitamin Shoppe Inc *	110,785	6,085,420
Wolverine World Wide Inc	62,700	2,431,506

		82,985,763

Consumer Staples - 2.9%
The Fresh Market Inc *	45,685	2,450,086
The Hain Celestial Group Inc *	107,395	5,911,021
United Natural Foods Inc *	109,630	6,014,302

		14,375,409

Energy - 5.6%
Berry Petroleum Co ‘A’	99,215	3,934,867
Dril-Quip Inc *	52,000	3,410,680
Energy XXI Ltd (Bermuda)	165,645	5,183,032
Kodiak Oil & Gas Corp * (Canada)	227,130	1,864,737
Lufkin Industries Inc	34,085	1,851,497
Northern Oil & Gas Inc *	148,990	2,374,901
Rosetta Resources Inc *	136,980	5,018,947
Stone Energy Corp *	145,995	3,699,513

		27,338,174

Financials - 8.2%
American Campus Communities Inc REIT	83,115	3,738,513
Cohen & Steers Inc	107,630	3,714,311
Endurance Specialty Holdings Ltd (Bermuda)	90,260	3,458,763
Extra Space Storage Inc REIT	108,335	3,315,051
Fortress Investment Group LLC ‘A’	692,610	2,334,096
Home Properties Inc REIT	56,000	3,436,160
Jones Lang LaSalle Inc	68,065	4,789,734
LaSalle Hotel Properties REIT	111,600	3,252,024
Northwest Bancshares Inc	388,060	4,544,183
SVB Financial Group *	59,445	3,490,610
Two Harbors Investment Corp REIT	390,545	4,046,046

		40,119,491

Health Care - 18.5%
Accretive Health Inc *	272,100	2,982,216
Align Technology Inc *	153,590	5,139,121
Alkermes PLC * (Ireland)	227,715	3,864,324
Cepheid Inc *	59,655	2,669,561
Cubist Pharmaceuticals Inc *	47,145	1,787,267
Endologix Inc *	143,600	2,217,184
Greenway Medical Technologies Inc *	104,795	1,709,206
Health Net Inc *	134,700	3,269,169
HealthSouth Corp *	185,785	4,321,359

	Shares	Value
HMS Holdings Corp *	109,435	$3,645,280
Idenix Pharmaceuticals Inc *	157,700	1,624,310
Incyte Corp Ltd *	147,015	3,337,241
Insulet Corp *	210,950	4,508,001
Ironwood Pharmaceuticals Inc *	153,330	2,112,887
Medicis Pharmaceutical Corp ‘A’	109,090	3,725,424
Medivation Inc *	33,815	3,090,691
NxStage Medical Inc *	169,665	2,843,585
Optimer Pharmaceuticals Inc *	151,650	2,353,608
PAREXEL International Corp *	133,565	3,770,540
Pharmacyclics Inc *	31,600	1,725,676
Questcor Pharmaceuticals Inc *	53,400	2,843,016
Salix Pharmaceuticals Ltd *	45,740	2,490,086
Seattle Genetics Inc *	74,335	1,887,366
Tenet Healthcare Corp *	571,100	2,992,564
Theravance Inc *	113,595	2,524,081
Thoratec Corp *	75,333	2,529,682
ViroPharma Inc *	150,390	3,564,243
Volcano Corp *	120,525	3,453,041
WellCare Health Plans Inc *	71,625	3,796,125
Wright Medical Group Inc *	169,730	3,623,736

		90,400,590

Industrials - 15.5%
A.O. Smith Corp	52,955	2,588,970
Actuant Corp ‘A’	217,365	5,903,633
Avis Budget Group Inc *	371,920	5,653,184
Barnes Group Inc	228,590	5,552,451
Clean Harbors Inc *	95,875	5,409,267
Esterline Technologies Corp *	85,390	5,324,067
Genesee & Wyoming Inc ‘A’ *	93,750	4,953,750
Hub Group Inc ‘A’ *	156,750	5,674,350
Knight Transportation Inc	147,000	2,350,530
RBC Bearings Inc *	119,240	5,640,052
Spirit AeroSystems Holdings Inc ‘A’ *	186,800	4,451,444
Tetra Tech Inc *	212,105	5,531,698
Towers Watson & Co ‘A’	61,684	3,694,872
United Rentals Inc *	145,065	4,938,013
US Airways Group Inc *	190,300	2,536,699
Woodward Inc	139,390	5,497,542

		75,700,522

Information Technology - 24.0%
3D Systems Corp *	90,300	3,082,842
ADTRAN Inc	71,500	2,158,585
Applied Micro Circuits Corp *	255,665	1,462,404
AVG Technologies NV * (Netherlands)	174,295	2,267,578
BroadSoft Inc *	111,555	3,230,633
Cadence Design Systems Inc *	533,465	5,862,780
Cavium Inc *	113,025	3,164,700
Ciena Corp *	228,765	3,744,883
Cognex Corp	109,205	3,456,338
CommVault Systems Inc *	101,975	5,054,901
comScore Inc *	242,100	3,984,966
Concur Technologies Inc *	65,785	4,479,959
CoStar Group Inc *	54,375	4,415,250
DealerTrack Holdings Inc *	173,765	5,232,064
Finisar Corp *	172,230	2,576,561
Fortinet Inc *	139,960	3,249,871
Freescale Semiconductor Ltd * (Bermuda)	250,500	2,567,625
InterXion Holding NV * (Netherlands)	180,060	3,260,887
LogMeIn Inc *	144,185	4,400,526
Mellanox Technologies Ltd * (Israel)	66,035	4,677,919
NICE Systems Ltd ADR * (Israel)	107,435	3,932,121
OpenTable Inc *	92,040	4,142,720
QLIK Technologies Inc *	170,870	3,779,644
Sapient Corp	325,800	3,280,806
Silicon Graphics International Corp *	311,655	2,000,825
SolarWinds Inc *	93,985	4,093,987
Solera Holdings Inc	86,295	3,606,268

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Tangoe Inc *	176,915	$3,770,059
TTM Technologies Inc *	240,645	2,264,470
Ultimate Software Group Inc *	48,225	4,297,812
Universal Display Corp *	27,000	970,380
VistaPrint NV * (Netherlands)	98,330	3,176,059
Wright Express Corp *	91,885	5,671,142

		117,317,565

Materials - 4.1%
AuRico Gold Inc (NYSE) * (Canada)	283,290	2,269,153
Cytec Industries Inc	55,000	3,225,200
Globe Specialty Metals Inc	91,400	1,227,502
PolyOne Corp	314,665	4,304,617
Rockwood Holdings Inc	81,830	3,629,161
Silgan Holdings Inc	119,750	5,112,127

		19,767,760

Utilities - 1.0%
ITC Holdings Corp	74,035	5,101,752

Total Common Stocks (Cost $406,365,181)		473,107,026

	Principal Amount

SHORT-TERM INVESTMENT - 3.4%
Repurchase Agreement - 3.4%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $16,602,883; collateralized by Federal Home Loan Bank: 0.230% - 0.240% due 05/21/13 and value $16,935,000)	$16,602,869	16,602,869

Total Short-Term Investment (Cost $16,602,869)		16,602,869

TOTAL INVESTMENTS - 100.2% (Cost $422,968,050)		489,709,895

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,072,758)

NET ASSETS - 100.0%		$488,637,137

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	24.0%
Health Care	18.5%
Consumer Discretionary	17.0%
Industrials	15.5%
Financials	8.2%
Energy	5.6%
Materials	4.1%
Short-Term Investment	3.4%
Consumer Staples	2.9%
Utilities	1.0%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$473,107,026	$473,107,026	$-	$-
	Short-Term Investment	16,602,869	-	16,602,869	-

	Total	$489,709,895	$473,107,026	$16,602,869	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Energy - 0.0%
Other security		$-

Financials - 0.0%
Other Securities		8,497

Total Warrants (Cost $0)		8,497

COMMON STOCKS - 98.1%
Consumer Discretionary - 13.5%
Coinstar Inc *	16,695	1,146,279
Six Flags Entertainment Corp	21,188	1,147,966
Sotheby’s	36,137	1,205,530
Other securities		80,835,979

		84,335,754

Consumer Staples - 3.6%
Casey’s General Stores Inc	20,328	1,199,149
TreeHouse Foods Inc *	19,158	1,193,352
United Natural Foods Inc *	26,057	1,429,487
Other securities		18,856,498

		22,678,486

Energy - 5.9%
Berry Petroleum Co ‘A’	27,957	1,108,775
Dril-Quip Inc *	21,421	1,405,003
Energy XXI Ltd (Bermuda)	42,129	1,318,216
Kodiak Oil & Gas Corp * (Canada)	140,729	1,155,385
Other securities		31,686,219

		36,673,598

Financials - 20.9%
Hancock Holding Co	40,847	1,243,383
Highwoods Properties Inc REIT	37,787	1,271,533
Invesco Mortgage Capital Inc REIT	61,680	1,131,211
LaSalle Hotel Properties REIT	45,775	1,333,883
Omega Healthcare Investors Inc REIT	56,550	1,272,375
Starwood Property Trust Inc REIT	61,973	1,320,645
Two Harbors Investment Corp REIT	114,332	1,184,480
Other securities		121,863,470

		130,620,980

Health Care - 13.2%
Align Technology Inc *	38,358	1,283,459
Alkermes PLC * (Ireland)	65,271	1,107,649
athenahealth Inc *	19,121	1,513,810
Cepheid Inc *	35,013	1,566,832
Cubist Pharmaceuticals Inc *	33,755	1,279,652
HealthSouth Corp *	50,999	1,186,237
HMS Holdings Corp *	45,830	1,526,597
Pharmacyclics Inc *	29,056	1,586,748
Questcor Pharmaceuticals Inc *	28,692	1,527,562
Seattle Genetics Inc *	50,707	1,287,451
Vivus Inc *	53,228	1,519,127
WellCare Health Plans Inc *	23,010	1,219,530
Other securities		65,913,846

		82,518,500

Industrials - 14.8%
Acuity Brands Inc	22,606	1,150,871
Alaska Air Group Inc *	37,948	1,362,333
Chart Industries Inc *	15,970	1,098,097
CLARCOR Inc	26,782	1,289,821

	Shares	Value
Dollar Thrifty Automotive Group Inc *	14,976	$1,212,457
Genesee & Wyoming Inc ‘A’ *	21,588	1,140,710
HEICO Corp	28,109	1,110,868
Hexcel Corp *	53,161	1,371,022
Teledyne Technologies Inc *	19,612	1,209,080
US Airways Group Inc *	86,695	1,155,644
Watsco Inc	15,684	1,157,479
Woodward Inc	36,906	1,455,573
Other securities		77,528,135

		92,242,090

Information Technology - 17.2%
Aspen Technology Inc *	49,932	1,155,926
CommVault Systems Inc *	23,837	1,181,600
CoStar Group Inc *	14,173	1,150,848
Parametric Technology Corp *	63,822	1,337,709
Ultimate Software Group Inc *	14,212	1,266,573
Wright Express Corp *	20,734	1,279,702
Other securities		100,238,028

		107,610,386

Materials - 4.6%
Other securities		28,590,831

Telecommunication Services - 0.8%
Other securities		5,394,066

Utilities - 3.6%
Cleco Corp	32,501	1,359,517
IDACORP Inc	26,709	1,123,915
Piedmont Natural Gas Co Inc	38,303	1,232,974
Other securities		18,588,053

		22,304,459

Total Common Stocks (Cost $604,272,724)		612,969,150

CLOSED-END MUTUAL FUND - 0.0%
Other security		80,600

Total Closed-End Mutual Fund (Cost $86,738)		80,600

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $9,059,279; collateralized by Federal Home Loan Bank: 0.230% due 05/21/13 and value $9,245,000)	$9,059,272	9,059,272

Total Short-Term Investment (Cost $9,059,272)		9,059,272

TOTAL INVESTMENTS - 99.6% (Cost $613,418,734)		622,117,519

OTHER ASSETS & LIABILITIES, NET - 0.4%		2,339,004

NET ASSETS - 100.0%		$624,456,523

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.9%
Information Technology	17.2%
Industrials	14.8%
Consumer Discretionary	13.5%
Health Care	13.2%
Energy	5.9%
Materials	4.6%
Consumer Staples	3.6%
Utilities	3.6%
Short-Term Investment	1.5%
Telecommunication Services	0.8%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.
(c)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2012.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(e)	An investment, including those listed under Other securities, with a total aggregate value of $95 or less than 0.1% of the net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(f)	As of June 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(g)	As of June 30, 2012, $1,023,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(h)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/12)	167	$12,537,632	$745,548

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$8,497	$-	$8,497	$-
	Common Stocks
	Consumer Discretionary	84,335,754	84,335,754	-	-
	Consumer Staples	22,678,486	22,678,486	-	-
	Energy	36,673,598	36,673,598	-	-
	Financials	130,620,980	130,620,980	-	-
	Health Care	82,518,500	82,518,500	-	-
	Industrials	92,242,090	92,242,090	-	-
	Information Technology	107,610,386	107,610,291	-	95
	Materials	28,590,831	28,590,831	-	-
	Telecommunication Services	5,394,066	5,394,066	-	-
	Utilities	22,304,459	22,304,459	-	-

		612,969,150	612,969,055	-	95
	Closed-End Mutual Fund	80,600	80,600	-	-
	Short-Term Investment	9,059,272	-	9,059,272	-
	Derivatives:
	Equity Contracts
	Futures	745,548	745,548	-	-

	Total	$622,863,067	$613,795,203	$9,067,769	$95

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

Common Stocks
Value, Beginning of Period	$95
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$95

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Additional required information about certain Level 3 fair value measurements of the portfolio as of June 30, 2012 were as follows:

	Value at 06/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stocks	$95	Value determined by a valuation committee established under the Fund Procedures (See Note 3C in Notes to Financial Statements)	Difference between last traded price and cash merger price	NA - (one security)

Significant	increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Consumer Discretionary - 9.2%
Aaron’s Inc	176,200	$4,988,222
Bob Evans Farms Inc	59,800	2,403,960
Cinemark Holdings Inc	250,700	5,728,495
Group 1 Automotive Inc	97,056	4,426,724
Harman International Industries Inc	71,100	2,815,560
Hillenbrand Inc	101,000	1,856,380
International Speedway Corp ‘A’	49,116	1,285,857
Meredith Corp	145,411	4,644,428
Sturm Ruger & Co Inc	71,300	2,862,695
The Buckle Inc	136,400	5,397,348
True Religion Apparel Inc	67,084	1,944,094
Wolverine World Wide Inc	146,900	5,696,782

		44,050,545

Consumer Staples - 7.1%
Cal-Maine Foods Inc	87,500	3,421,250
Casey’s General Stores Inc	121,100	7,143,689
Embotelladora Andina SA ‘B’ ADR (Chile)	65,100	2,102,730
Fresh Del Monte Produce Inc (Cayman)	64,300	1,509,121
Harris Teeter Supermarkets Inc	114,500	4,693,355
Ingredion Inc	120,700	5,977,064
The Andersons Inc	79,700	3,400,002
Universal Corp	110,000	5,096,300
Weis Markets Inc	22,100	983,892

		34,327,403

Energy - 11.9%
Alliance Resource Partners LP	49,237	2,763,180
Berry Petroleum Co ‘A’	147,100	5,833,986
Bristow Group Inc	113,000	4,595,710
Buckeye Partners LP	76,200	3,975,354
Cimarex Energy Co	73,400	4,045,808
CVR Energy Inc *	176,800	4,699,344
Energen Corp	106,000	4,783,780
HollyFrontier Corp	139,500	4,942,485
Pioneer Southwest Energy Partners LP	53,306	1,371,030
Ship Finance International Ltd (Bermuda)	120,000	1,875,600
Sunoco Logistics Partners LP	109,500	3,971,565
TC Pipelines LP	39,300	1,693,830
Tidewater Inc	110,200	5,108,872
TransMontaigne Partners LP	31,837	1,058,899
World Fuel Services Corp	167,800	6,381,434

		57,100,877

Financials - 17.3%
American Equity Investment Life Holding Co	129,300	1,423,593
American Financial Group Inc	150,900	5,919,807
AmTrust Financial Services Inc	104,000	3,089,840
Bank of Hawaii Corp	106,700	4,902,865
CapitalSource Inc	508,200	3,415,104
Cash America International Inc	118,998	5,240,672
Community Trust Bancorp Inc	14,600	488,954
CreXus Investment Corp REIT	252,200	2,564,874
Cullen/Frost Bankers Inc	84,300	4,846,407
Franklin Street Properties Corp REIT	209,700	2,218,626
Fulton Financial Corp	493,900	4,934,061
Hatteras Financial Corp REIT	90,900	2,599,740
Lakeland Financial Corp	14,702	394,455
Montpelier Re Holdings Ltd (Bermuda)	58,300	1,241,207
Old National Bancorp	200,652	2,409,831
Omega Healthcare Investors Inc REIT	213,700	4,808,250
Prosperity Bancshares Inc	109,300	4,593,879
PS Business Parks Inc REIT	51,900	3,514,668
Raymond James Financial Inc	151,300	5,180,512
SEI Investments Co	184,100	3,661,749
Southside Bancshares Inc	22,700	510,296

	Shares	Value
Sovran Self Storage Inc REIT	61,600	$3,085,544
Susquehanna Bancshares Inc	279,600	2,879,880
Tompkins Financial Corp	11,608	437,389
Trustmark Corp	195,300	4,780,944
Washington Federal Inc	211,800	3,577,302
WesBanco Inc	21,005	446,566

		83,167,015

Health Care - 7.2%
Invacare Corp	107,862	1,664,310
Owens & Minor Inc	156,500	4,793,595
PerkinElmer Inc	201,300	5,193,540
STERIS Corp	155,800	4,887,446
Teleflex Inc	86,100	5,244,351
The Cooper Cos Inc	78,354	6,249,515
The Ensign Group Inc	54,321	1,535,655
West Pharmaceutical Services Inc	95,500	4,821,795

		34,390,207

Industrials - 15.2%
Alliant Techsystems Inc	97,100	4,910,347
Applied Industrial Technologies Inc	40,100	1,477,685
Barnes Group Inc	154,400	3,750,376
Belden Inc	134,000	4,468,900
Cascade Corp	27,585	1,297,874
Crane Co	117,850	4,287,383
Cubic Corp	36,600	1,759,728
Curtiss-Wright Corp	138,200	4,291,110
Elbit Systems Ltd (Israel)	24,700	854,620
Ennis Inc	87,400	1,344,212
Great Lakes Dredge & Dock Co	165,400	1,177,648
ITT Corp	225,604	3,970,630
KBR Inc	166,500	4,114,215
Kennametal Inc	136,200	4,515,030
Standex International Corp	21,559	917,767
TAL International Group Inc	74,100	2,481,609
Textainer Group Holdings Ltd (Bermuda)	58,398	2,154,886
The Brink’s Co	163,300	3,785,294
Titan International Inc	156,100	3,829,133
Triumph Group Inc	113,639	6,394,467
Twin Disc Inc	32,800	606,472
UniFirst Corp	33,648	2,145,060
Valmont Industries Inc	60,300	7,294,491
Werner Enterprises Inc	55,700	1,330,673

		73,159,610

Information Technology - 2.9%
AVX Corp	108,800	1,163,072
Brooks Automation Inc	174,600	1,648,224
j2 Global Inc	77,800	2,055,476
Jabil Circuit Inc	237,700	4,832,441
Lexmark International Inc ‘A’	158,300	4,207,614

		13,906,827

Materials - 18.0%
A. Schulman Inc	81,900	1,625,715
AMCOL International Corp	48,996	1,387,077
Bemis Co Inc	148,200	4,644,588
Buckeye Technologies Inc	64,000	1,823,360
Cabot Corp	133,900	5,449,730
Compass Minerals International Inc	74,400	5,675,232
Gold Resource Corp	180,900	4,701,591
HudBay Minerals Inc (Canada)	465,372	3,588,223
IAMGOLD Corp (NYSE) (Canada)	314,200	3,707,560
Innophos Holdings Inc	73,700	4,161,102
International Flavors & Fragrances Inc	77,200	4,230,560
Methanex Corp (NASDAQ) (Canada)	154,676	4,306,180
Neenah Paper Inc	53,760	1,434,854
NewMarket Corp	23,147	5,013,640
Olin Corp	36,378	759,936

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Quaker Chemical Corp	41,900	$1,936,199
Rentech Nitrogen Partners LP	18,537	509,953
Rock-Tenn Co ‘A’	86,500	4,718,575
Royal Gold Inc	87,534	6,862,666
Sensient Technologies Corp	134,200	4,929,166
Sonoco Products Co	171,850	5,181,278
Steel Dynamics Inc	302,900	3,559,075
Stepan Co	17,186	1,618,578
The Scotts Miracle-Gro Co ‘A’	111,100	4,568,432

		86,393,270

Utilities - 7.0%
AGL Resources Inc	113,000	4,378,750
Atmos Energy Corp	138,100	4,843,167
Avista Corp	122,400	3,268,080
El Paso Electric Co	24,312	806,186
Great Plains Energy Inc	124,700	2,669,827
Portland General Electric Co	137,400	3,663,084
Southwest Gas Corp	33,160	1,447,434
Suburban Propane Partners LP	56,500	2,331,755
UGI Corp	185,700	5,465,151
Westar Energy Inc	156,300	4,681,185

		33,554,619

Total Common Stocks (Cost $371,114,935)		460,050,373

CLOSED-END MUTUAL FUND - 0.8%
Central Fund of Canada Ltd ‘A’ (Canada)	202,300	4,003,517

Total Closed-End Mutual Fund (Cost $2,457,563)		4,003,517

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.3%
Repurchase Agreement - 2.3%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $11,162,660; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $11,388,475)	$11,162,650	$11,162,650

Total Short-Term Investment (Cost $11,162,650)		11,162,650

TOTAL INVESTMENTS - 98.9% (Cost $384,735,148)		475,216,540

OTHER ASSETS & LIABILITIES, NET - 1.1%		5,110,591

NET ASSETS - 100.0%		$480,327,131

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Materials	18.0%
Financials	17.3%
Industrials	15.2%
Energy	11.9%
Consumer Discretionary	9.2%
Health Care	7.2%
Consumer Staples	7.1%
Utilities	7.0%
Information Technology	2.9%
Short-Term Investment	2.3%
Closed-End Mutual Fund	0.8%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$460,050,373	$460,050,373	$-	$-
	Closed-End Mutual Fund	4,003,517	4,003,517	-	-
	Short-Term Investment	11,162,650	-	11,162,650	-

	Total	$475,216,540	$464,053,890	$11,162,650	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.1%
Health Care - 0.1%
ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ¯ + r	44,635	$-
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ¯ + r	27,500	18
Derma Sciences Strike @ $9.90 Exp. 06/23/16 * ¯ + r	57,500	59,208
OncoGenex Pharmaceutical Inc Strike @ $20.00 Exp. 10/19/15 * ¯ + r	12,820	12,080
SANUWAVE Health Inc Strike @ $4.00 Exp. 04/08/16 * ¯ + r	135,383	-

		71,306

Total Warrants (Cost $13,630)		71,306

COMMON STOCKS - 96.8%
Health Care - 96.8%
Acadia Healthcare Co Inc *	72,121	1,265,002
Achillion Pharmaceuticals Inc *	69,448	430,578
Aegerion Pharmaceuticals Inc *	46,300	687,092
Aetna Inc	30,022	1,163,953
Alexion Pharmaceuticals Inc *	125,389	12,451,128
Allergan Inc	22,610	2,093,008
Amarin Corp PLC ADR * (United Kingdom)	519,273	7,508,688
AMERIGROUP Corp *	57,172	3,768,207
ARIAD Pharmaceuticals Inc *	276,672	4,761,525
Auxilium Pharmaceuticals Inc *	81,473	2,190,809
Biogen Idec Inc *	18,751	2,707,269
BioMarin Pharmaceutical Inc *	202,112	7,999,593
Biosensors International Group Ltd * (Bermuda)	506,889	458,507
Bristol-Myers Squibb Co	89,584	3,220,545
Catalyst Health Solutions Inc *	15,475	1,445,984
Celldex Therapeutics Inc *	317,890	1,649,849
Centene Corp *	110,718	3,339,255
CFR Pharmaceuticals SA ADR * ~ r (Chile)	125,194	2,812,646
ChemoCentryx Inc *	143,528	2,152,920
CIGNA Corp	36,542	1,607,848
Corcept Therapeutics Inc *	322,739	1,449,098
Cytori Therapeutics Inc *	54,688	147,658
Derma Sciences Inc *	115,000	1,094,800
Dynavax Technologies Corp *	370,348	1,599,903
Elan Corp PLC ADR * (Ireland)	223,883	3,266,453
Express Scripts Holding Co *	67,117	3,747,142
Gen-Probe Inc *	21,044	1,729,817
GenMark Diagnostics Inc *	124,203	539,041
HCA Holdings Inc	118,705	3,612,193
HealthSouth Corp *	41,198	958,265
HeartWare International Inc *	5,900	523,920
Hikma Pharmaceuticals PLC (United Kingdom)	142,450	1,457,451
Hologic Inc *	119,599	2,157,566
Humana Inc	7,448	576,773
Idenix Pharmaceuticals Inc *	84,543	870,793
Illumina Inc *	23,004	929,132
Impax Laboratories Inc *	171,853	3,483,460
Incyte Corp Ltd *	178,225	4,045,707
MAP Pharmaceuticals Inc *	180,151	2,698,662
Medivation Inc *	66,546	6,082,304
Merrimack Pharmaceuticals Inc *	190,530	1,387,058
Mylan Inc *	114,049	2,437,227
Neurocrine Biosciences Inc *	184,970	1,463,113
Novadaq Technologies Inc * (Canada)	38,178	254,647

	Shares	Value
Novo Nordisk AS ADR (Denmark)	16,278	$2,365,845
Odontoprev SA (Brazil)	252,450	1,282,046
Onyx Pharmaceuticals Inc *	45,421	3,018,225
Pacira Pharmaceuticals Inc *	75,519	1,211,325
Pfizer Inc	136,913	3,148,999
Puma Biotechnology Inc *	62,978	708,503
QLT Inc * (Canada)	80,370	612,419
Regeneron Pharmaceuticals Inc *	15,178	1,733,631
Rigel Pharmaceuticals Inc *	69,662	647,857
Sagent Pharmaceuticals Inc *	31,867	576,155
Shire PLC ADR (United Kingdom)	26,951	2,328,297
Sino Biopharmaceutical (Cayman)	1,921,387	696,282
Sinopharm Group Co Ltd ‘H’ (China)	7,300	20,213
Synageva BioPharma Corp *	35,165	1,426,292
Targacept Inc *	96,895	416,649
The Medicines Co *	57,863	1,327,377
Tornier NV * (Netherlands)	34,050	763,401
UnitedHealth Group Inc	103,065	6,029,302
Universal Health Services Inc ‘B’	42,098	1,816,950
Verastem Inc *	37,200	379,440
Vertex Pharmaceuticals Inc *	173,404	9,696,752
WuXi PharmaTech Inc ADR * (Cayman)	34,733	490,430

		150,922,979

Total Common Stocks (Cost $102,899,121)		150,922,979

	Principal Amount

SHORT-TERM INVESTMENT - 4.2%
Repurchase Agreement - 4.2%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $6,628,945; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $6,762,875)	$6,628,940	6,628,940

Total Short-Term Investment (Cost $6,628,940)		6,628,940

TOTAL INVESTMENTS - 101.1% (Cost $109,541,691)		157,623,225

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(1,644,794)

NET ASSETS - 100.0%		$155,978,431

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Biotechnology	47.8%
Pharmaceuticals	23.6%
Managed Health Care	11.4%
Health Care Facilities	4.9%
Health Care Equipment	4.1%
Health Care Services	3.4%
Other (each less than 1.0%)	1.7%

	96.9%
Short-Term Investment	4.2%
Other Assets & Liabilities, Net	(1.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $71,306 or 0.1% of the net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(d)	As of June 30, 2012, 1.8% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Restricted securities as of June 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
ARYx Therapeutics Inc Warrants (Exp. 11/13/13) Acq. 11/13/08	$5,580	$-	0.0%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) Acq. 08/11/08	-	18	0.0%
Derma Sciences Warrants (Exp. 06/23/16) Acq. 06/17/11	8,050	59,208	0.1%
OncoGenex Pharmaceutical Inc Warrants (Exp. 10/19/15) Acq. 10/19/10	-	12,080	0.0%
SANUWAVE Health Inc Warrants (Exp. 04/08/16) Acq. 04/08/11	-	-	0.0%

	$13,630	$71,306	0.1%

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$71,306	$-	$71,306	$-
	Common Stocks
	Health Care	150,922,979	145,477,880	5,445,099	-
	Short-Term Investment	6,628,940	-	6,628,940	-

	Total	$157,623,225	$145,477,880	$12,145,345	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 3.2%
Starwood Hotels & Resorts Worldwide Inc	679,203	$36,024,927

Financials - 94.8%
Acadia Realty Trust REIT	338,257	7,840,797
Apartment Investment &
Management Co ‘A’ REIT	1,237,558	33,451,193
Ashford Hospitality Trust Inc REIT	542,080	4,569,734
AvalonBay Communities Inc REIT	275,020	38,909,830
BioMed Realty Trust Inc REIT	147,700	2,759,036
Boston Properties Inc REIT	481,965	52,230,547
BRE Properties Inc REIT	276,809	13,845,986
Brookfield Office Properties Inc (NYSE)
(Canada)	1,386,030	24,144,643
Camden Property Trust REIT	240,501	16,274,703
CommonWealth REIT	156,698	2,996,066
Cousins Properties Inc REIT	613,565	4,755,129
CreXus Investment Corp REIT	16,510	167,907
DCT Industrial Trust Inc REIT	2,885,520	18,178,776
Digital Realty Trust Inc REIT	91,090	6,838,126
Douglas Emmett Inc REIT	163,720	3,781,932
Duke Realty Corp REIT	4,690	68,662
Equity Lifestyle Properties Inc REIT	314,707	21,705,342
Equity One Inc REIT	2,160	45,792
Equity Residential REIT	1,688,252	105,279,395
Federal Realty Investment Trust REIT	178,726	18,603,589
Forest City Enterprises Inc ‘A’ *	1,765,263	25,772,840
General Growth Properties Inc REIT	2,638,389	47,728,457
HCP Inc REIT	1,388,668	61,309,692
Health Care REIT Inc	237,290	13,834,007
Healthcare Realty Trust Inc REIT	1,073,400	25,589,856
Host Hotels & Resorts Inc REIT	4,109,281	65,008,825
Hudson Pacific Properties Inc REIT	399,550	6,956,165
Liberty Property Trust REIT	53,550	1,972,782
Mack-Cali Realty Corp REIT	813,625	23,652,079
Omega Healthcare Investors Inc REIT	226,620	5,098,950
Parkway Properties Inc REIT	2,390	27,342
Plum Creek Timber Co Inc REIT	19,713	782,606
Prologis Inc REIT	723,213	24,032,368
PS Business Parks Inc REIT	98,228	6,652,000
Public Storage REIT	325,747	47,041,124
Regency Centers Corp REIT	1,018,221	48,436,773
Retail Opportunity Investments Corp REIT	327,880	3,954,233
Senior Housing Properties Trust REIT	1,022,667	22,825,927
Simon Property Group Inc REIT	1,065,457	165,849,037
SL Green Realty Corp REIT	8,800	706,112
Sovran Self Storage Inc REIT	102,457	5,132,071
STAG Industrial Inc REIT	44,939	655,211
Starwood Property Trust Inc REIT	415,600	8,856,436
The Macerich Co REIT	196,731	11,616,965
Vornado Realty Trust REIT	891,927	74,904,029
Winthrop Realty Trust REIT	254,260	3,091,802

		1,077,934,874

	Shares	Value
Health Care - 0.6%
Assisted Living Concepts Inc ‘A’	434,868	$6,183,823

Total Common Stocks (Cost $915,266,300)		1,120,143,624

	Principal Amount
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $17,165,039; collateralized by Federal Home Loan Bank: 0.240% due 05/21/13 and value $17,510,000)	$17,165,025	17,165,025

Total Short-Term Investment (Cost $17,165,025)		17,165,025

TOTAL INVESTMENTS - 100.1% (Cost $932,431,325)		1,137,308,649

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(597,764)

NET ASSETS - 100.0%		$1,136,710,885

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	26.8%
Specialized	22.1%
Residential	20.2%
Office	8.8%
Diversified	8.0%
Real Estate Operating Companies	4.4%
Industrial	3.8%
Hotels, Resorts & Cruise Lines	3.2%
Other (each less than 1.0%)	1.3%

	98.6%
Short-Term Investment	1.5%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,120,143,624	$1,120,143,624	$-	$-
	Short-Term Investment	17,165,025	-	17,165,025	-

	Total	$1,137,308,649	$1,120,143,624	$17,165,025	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 0.5%
News Corp ‘A’	17,800	$396,762

Health Care - 1.5%
Agilent Technologies Inc	14,600	572,904
Life Technologies Corp *	8,000	359,920
Thermo Fisher Scientific Inc	4,200	218,022

		1,150,846

Information Technology - 93.5%
Advanced Micro Devices Inc *	759,669	4,352,903
Amdocs Ltd * (United Kingdom)	93,488	2,778,463
Apple Inc *	10,700	6,248,800
Atmel Corp *	69,200	463,640
Avnet Inc *	56,300	1,737,418
BMC Software Inc *	30,949	1,320,903
Broadcom Corp ‘A’ *	22,800	770,640
Cadence Design Systems Inc *	59,600	655,004
Canon Inc (Japan)	7,000	280,299
Check Point Software Technologies Ltd * (Israel)	26,700	1,324,053
Cisco Systems Inc	78,500	1,347,845
Citrix Systems Inc *	5,900	495,246
Comverse Technology Inc *	5,744	33,430
Constant Contact Inc *	4,000	71,520
Dell Inc *	97,900	1,225,708
Dena Co Ltd (Japan)	5,200	138,034
Electronics for Imaging Inc *	102,100	1,659,125
EMC Corp *	92,800	2,378,464
Flextronics International Ltd * (Singapore)	81,700	506,540
Fortinet Inc *	6,800	157,896
IPG Photonics Corp *	9,565	416,938
JDA Software Group Inc *	16,858	500,514
KLA-Tencor Corp	81,100	3,994,175
Lam Research Corp *	82,037	3,096,077
Marvell Technology Group Ltd (Bermuda)	98,453	1,110,550
Mentor Graphics Corp *	16,100	241,500
Microchip Technology Inc	13,200	436,656
Microsemi Corp *	60,800	1,124,192
Microsoft Corp	133,100	4,071,529
Murata Manufacturing Co Ltd (Japan)	3,800	199,341
NetApp Inc *	56,000	1,781,920
Nuance Communications Inc *	145,500	3,465,810
Oracle Corp	99,500	2,955,150
Parametric Technology Corp *	108,300	2,269,968
QUALCOMM Inc	46,329	2,579,599
Radware Ltd * (Israel)	3,200	122,528
Rovi Corp *	68,400	1,342,008
Semtech Corp *	19,600	476,672
Spansion Inc ‘A’ *	43,425	476,807
Symantec Corp *	252,200	3,684,642
Synopsys Inc *	230,582	6,786,028
Teradyne Inc *	106,700	1,500,202
Visa Inc ‘A’	17,100	2,114,073
VMware Inc ‘A’ *	4,000	364,160
Xerox Corp	168,300	1,324,521

		74,381,491

Telecommunication Services - 1.6%
AT&T Inc	12,500	445,750
Sprint Nextel Corp *	34,400	112,144
Verizon Communications Inc	16,200	719,928

		1,277,822

Total Common Stocks (Cost $74,327,751)		77,206,921

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.1%
Repurchase Agreement - 2.1%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $1,675,643 collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $1,713,950)	$1,675,642	$1,675,642

Total Short-Term Investment (Cost $1,675,642)		1,675,642

TOTAL INVESTMENTS - 99.2% (Cost $76,003,393)		78,882,563

OTHER ASSETS & LIABILITIES, NET - 0.8%		654,817

NET ASSETS - 100.0%		$79,537,380

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Systems Software	19.1%
Application Software	18.1%
Semiconductors	11.6%
Semiconductor Equipment	10.8%
Computer Hardware	9.4%
Computer Storage & Peripherals	7.3%
Communications Equipment	5.1%
IT Consulting & Other Services	3.5%
Data Processing & Outsourced Services	2.7%
Technology Distributors	2.2%
Office Electronics	2.0%
Integrated Telecommunication Services	1.5%
Life Sciences Tools & Services	1.4%
Electronic Manufacturing Services	1.2%
Other (each less than 1.0%)	1.2%

97.1%
Short-Term Investment	2.1%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$396,762	$396,762	$-	$-
	Health Care	1,150,846	1,150,846	-	-
	Information Technology	74,381,491	73,763,817	617,674	-
	Telecommunication Services	1,277,822	1,277,822	-	-

		77,206,921	76,589,247	617,674	-
	Short-Term Investment	1,675,642	-	1,675,642	-

	Total	$78,882,563	$76,589,247	$2,293,316	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 6.5%
Brazil - 5.5%
Banco Bradesco SA ADR	471,500	$7,011,205
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	429,280	17,166,907
Cia de Bebidas das Americas ADR	358,950	13,758,554
Lojas Americanas SA	2,758,640	18,198,648
Petroleo Brasileiro SA ADR	578,600	10,495,804
Vale SA ADR	666,310	12,999,708

		79,630,826

Colombia - 1.0%
Banco Davivienda SA	632,601	7,805,618
BanColombia SA ADR	113,730	7,033,063

		14,838,681

Total Preferred Stocks (Cost $81,948,112)		94,469,507

COMMON STOCKS - 90.1%
Bermuda - 0.8%
Credicorp Ltd	47,373	5,963,787
Dairy Farm International Holdings Ltd	472,800	5,039,945

		11,003,732

Brazil - 4.8%
B2W Cia Global do Varejo	689,658	2,008,712
BM&FBOVESPA SA	4,585,343	23,400,431
Embraer SA ADR	479,373	12,717,766
Estacio Participacoes SA	651,000	7,876,176
Kroton Educacional SA * r	8	9
Kroton Educacional SA-Share Deposit Certificates *	581,248	8,406,898
Natura Cosmeticos SA	681,550	15,948,643

		70,358,635

Cayman - 10.2%
Baidu Inc ADR *	296,320	34,070,873
Ctrip.com International Ltd ADR *	812,090	13,610,628
Eurasia Drilling Co Ltd GDR ~	111,300	2,740,606
Eurasia Drilling Co Ltd GDR (LI) ~	144,290	3,682,923
Home Inns & Hotels Management Inc ADR *	262,980	5,959,127
NetEase.com Inc ADR *	207,840	12,231,384
New Oriental Education & Technology Group ADR *	590,970	14,478,765
Tencent Holdings Ltd	746,200	22,035,665
Tingyi Holding Corp	7,504,000	19,367,951
Want Want China Holdings Ltd	14,276,000	17,698,204
Youku Inc ADR *	88,470	1,918,030

		147,794,156

Chile - 0.3%
Banco Santander Chile SA	52,739,379	3,931,625

China - 1.4%
China Shenhua Energy Co Ltd ‘H’	3,508,000	12,371,225
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’ *	2,578,059	1,012,362
Sinopharm Group Co Ltd ‘H’	1,432,000	3,965,096
Wumart Stores Inc ‘H’ *	1,260,000	2,558,087

		19,906,770

	Shares	Value
Colombia - 1.6%
Almacenes Exito SA	742,768	$12,306,043
Almacenes Exito SA GDR ~	678,722	10,990,070

		23,296,113

Denmark - 2.1%
Carlsberg AS ‘B’	384,457	30,294,174

Egypt - 0.6%
Commercial International Bank SAE	1,603,246	6,879,438
Eastern Tobacco	121,493	1,604,265
Egyptian Financial Group-Hermes Holding *	306,873	521,206

		9,004,909

France - 1.0%
CFAO SA	250,486	11,869,736
Technip SA	21,280	2,220,674

		14,090,410

Hong Kong - 4.2%
AIA Group Ltd	4,435,400	15,293,020
CNOOC Ltd	7,256,000	14,637,455
Hang Lung Group Ltd	1,151,000	7,093,668
Hang Lung Properties Ltd	3,204,000	10,906,521
Hong Kong Exchanges & Clearing Ltd	941,361	13,491,518
Sun Art Retail Group Ltd	134,000	147,341

		61,569,523

India - 13.0%
Ambuja Cements Ltd	724,881	2,289,200
Asian Paints Ltd	116,078	8,128,745
Cipla Ltd	768,445	4,359,792
Colgate-Palmolive India Ltd	439,479	9,467,165
HDFC Bank Ltd ADR	638,500	20,815,100
Hindustan Unilever Ltd	1,417,252	11,566,071
Housing Development Finance Corp Ltd	2,036,733	23,875,947
ICICI Bank Ltd ADR	455,730	14,770,209
Infosys Ltd	1,035,098	46,724,003
Marico Ltd	1,951,910	6,473,294
Sun Pharmaceutical Industries Ltd	668,288	7,604,676
Sun TV Network Ltd	555,117	3,018,599
Tata Consultancy Services Ltd	664,017	15,280,949
TV18 Broadcast Ltd *	678,253	311,472
UltraTech Cement Ltd	29,825	814,731
Zee Entertainment Enterprises Ltd	4,859,362	12,907,310

		188,407,263

Indonesia - 1.4%
P.T. Astra International Tbk	16,869,200	12,335,190
P.T. Unilever Indonesia Tbk	3,555,500	8,701,626

		21,036,816

Italy - 1.1%
Prada SPA	2,264,300	15,507,660

Luxembourg - 1.1%
Tenaris SA ADR	457,180	15,987,585

Malaysia - 0.4%
Genting Bhd	2,081,900	6,281,439

Mexico - 10.3%
America Movil SAB de CV ‘L’ ADR	2,172,250	56,608,835
Fomento Economico Mexicano SAB de CV	3,299,421	29,462,959

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Fomento Economico Mexicano SAB de CV ADR	389,720	$34,782,510
Grupo Financiero Inbursa SAB de CV ‘O’	3,160,902	7,106,265
Grupo Televisa SAB ADR	388,930	8,354,216
Wal-Mart de Mexico SAB de CV ‘V’	4,935,582	13,205,014

		149,519,799

Netherlands - 1.0%
Yandex NV ‘A’ *	795,560	15,155,418

Nigeria - 0.9%
Guaranty Trust Bank PLC	24,059,823	2,217,495
Nigerian Breweries PLC	12,402,671	7,754,051
Zenith Bank PLC	29,362,333	2,480,689

		12,452,235

Philippines - 3.2%
Jollibee Foods Corp	3,340,438	8,290,745
SM Investments Corp	703,890	12,234,909
SM Prime Holdings Inc	85,746,775	26,681,277

		47,206,931

Russia - 4.7%
Magnit OJSC (RTS)	284,093	34,166,161
Magnit OJSC GDR (LI) ~	259,430	7,822,703
NovaTek OAO GDR (LI) ~	202,500	21,559,317
NovaTek OAO GDR (OTC) ~ r	54,466	5,279,064

		68,827,245

South Africa - 3.7%
Anglo American Platinum Ltd	178,668	10,640,423
Impala Platinum Holdings Ltd	851,872	14,166,740
MTN Group Ltd	1,234,341	21,336,520
Standard Bank Group Ltd	603,838	8,191,795

		54,335,478

South Korea - 5.2%
E-Mart Co Ltd	93,267	20,485,618
MegaStudy Co Ltd	30,129	2,066,179
NHN Corp	210,911	46,252,966
Shinsegae Co Ltd	39,568	7,297,323

		76,102,086

Taiwan - 3.4%
Epistar Corp	3,618,500	8,081,462
HTC Corp	960,458	12,628,352
Synnex Technology International Corp	4,302,838	10,523,840
Taiwan Semiconductor Manufacturing Co Ltd *	6,622,376	18,126,334

		49,359,988

Thailand - 0.6%
Siam Commercial Bank PCL	1,863,700	8,710,413

Turkey - 4.9%
Akbank TAS	2,365,811	8,686,678
Anadolu Efes Biracilik Ve Malt Sanayii AS	852,358	10,930,704
BIM Birlesik Magazalar AS	240,677	9,935,227
Enka Insaat ve Sanayi AS	4,757,168	12,794,293
Haci Omer Sabanci Holding AS	4,617,644	19,478,259
Turkiye Garanti Bankasi AS	2,405,771	9,484,856

		71,310,017

United Arab Emirates - 0.8%
DP World Ltd	1,092,486	11,706,667

	Shares	Value
United Kingdom - 7.3%
Anglo American PLC	522,271	$17,135,714
BG Group PLC	795,120	16,274,382
Genting Singapore PLC	6,669,000	7,484,258
SABMiller PLC	557,530	22,394,495
Tullow Oil PLC	1,155,456	26,672,846
Unilever PLC	479,463	16,114,354

		106,076,049

United States - 0.1%
MercadoLibre Inc	10,040	761,032

Total Common Stocks (Cost $1,157,980,828)		1,309,994,168

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%
Vietnam - 0.1%
UBS AG (for Vietnam Dairy Products) Exp. 01/31/13 * r	357,000	1,468,160

Total Equity-Linked Structured Securities (Cost $1,469,648)		1,468,160

	Principal Amount

SHORT-TERM INVESTMENT - 3.2%
Repurchase Agreement - 3.2%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $46,810,246; collateralized by Federal Home Loan Bank: 0.240% due 05/21/13 and value $19,865,000; and U.S. Treasury Notes: 3.500% due 05/31/13 and value $27,882,663)	$46,810,207	46,810,207

Total Short-Term Investment (Cost $46,810,207)		46,810,207

TOTAL INVESTMENTS - 99.9% (Cost $1,288,208,795)		1,452,742,042

OTHER ASSETS & LIABILITIES, NET - 0.1%		962,818

NET ASSETS - 100.0%		$1,453,704,860

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	26.8%
Financials	18.1%
Information Technology	16.8%
Consumer Discretionary	11.4%
Energy	9.1%
Telecommunication Services	5.4%
Materials	4.5%
Industrials	3.5%
Short-Term Investment	3.2%
Health Care	1.1%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	As of June 30, 2012, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

India	13.0%
Brazil	10.3%
Mexico	10.3%
Cayman	10.2%
United Kingdom	7.3%
South Korea	5.2%
Turkey	4.9%
Russia	4.7%
Hong Kong	4.2%
South Africa	3.7%
Taiwan	3.4%
United States (Includes Short-Term Investment)	3.3%
Philippines	3.2%
Colombia	2.6%
Denmark	2.1%
Indonesia	1.4%
China	1.4%
Luxembourg	1.1%
Italy	1.1%
Netherlands	1.0%
France	1.0%
Others (each less than 1.0%)	4.5%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	As of June 30, 2012, 0.5% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$94,469,507	$94,469,507	$-	$-
	Common Stocks
	Bermuda	11,003,732	5,963,787	5,039,945	-
	Brazil	70,358,635	70,358,635	-	-
	Cayman	147,794,156	82,268,807	65,525,349	-
	Chile	3,931,625	3,931,625	-	-
	China	19,906,770	-	19,906,770	-
	Colombia	23,296,113	12,306,043	10,990,070	-
	Denmark	30,294,174	-	30,294,174	-
	Egypt	9,004,909	-	9,004,909	-
	France	14,090,410	-	14,090,410	-
	Hong Kong	61,569,523	-	61,569,523	-
	India	188,407,263	35,585,309	152,821,954	-
	Indonesia	21,036,816	-	21,036,816	-
	Italy	15,507,660	-	15,507,660	-
	Luxembourg	15,987,585	15,987,585	-	-
	Malaysia	6,281,439	-	6,281,439	-
	Mexico	149,519,799	149,519,799	-	-
	Netherlands	15,155,418	15,155,418	-	-
	Nigeria	12,452,235	12,452,235	-	-
	Philippines	47,206,931	-	47,206,931	-
	Russia	68,827,245	-	68,827,245	-
	South Africa	54,335,478	-	54,335,478	-
	South Korea	76,102,086	-	76,102,086	-
	Taiwan	49,359,988	-	49,359,988	-
	Thailand	8,710,413	-	8,710,413	-
	Turkey	71,310,017	-	71,310,017	-
	United Arab Emirates	11,706,667	11,706,667	-	-
	United Kingdom	106,076,049	-	106,076,049	-
	United States	761,032	761,032	-	-

		1,309,994,168	415,996,942	893,997,226	-
	Equity-Linked Structured Securities	1,468,160	-	1,468,160	-
	Short-Term Investment	46,810,207	-	46,810,207	-

	Total	$1,452,742,042	$510,466,449	$942,275,593	$-

During the period ended June 30, 2012, an investment with a total aggregate value of $11,451,019 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

Convertible Corporate Bonds & Notes
Value, Beginning of Period	$507,361
Purchases	-
Sales	(461,546)
Net Realized Gains	26,312
Change in Net Unrealized Depreciation	(72,127)
Transfers In	-
Transfers Out	-

Value, End of Period	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 2.5%
QBE Insurance Group Ltd	2,312,188	$31,878,542
Westpac Banking Corp	979,602	21,310,782

		53,189,324

Bermuda - 1.3%
Li & Fung Ltd	14,514,400	28,126,439

Brazil - 1.7%
BM&FBOVESPA SA	3,193,700	16,298,444
Tim Participacoes SA ADR	762,130	20,928,090

		37,226,534

Canada - 2.2%
Canadian National Railway Co (NYSE)	552,928	46,656,065

Czech Republic - 0.7%
Komercni Banka AS	82,321	14,303,083

France - 11.6%
Air Liquide SA	380,445	43,526,947
Danone SA	679,985	42,215,064
Dassault Systemes SA	126,547	11,888,073
Legrand SA	761,677	25,904,697
LVMH Moet Hennessy Louis Vuitton SA	286,209	43,623,480
Pernod-Ricard SA	395,624	42,322,450
Schneider Electric SA	672,945	37,495,618

		246,976,329

Germany - 11.7%
Bayer AG	917,195	66,137,666
Beiersdorf AG	646,871	41,970,919
Deutsche Boerse AG	189,766	10,242,092
Linde AG	466,564	72,671,060
Merck KGaA	243,726	24,321,867
SAP AG	585,864	34,597,325

		249,940,929

Hong Kong - 2.3%
AIA Group Ltd	6,615,500	22,809,888
China Unicom Ltd	13,526,000	16,958,375
CNOOC Ltd	4,972,000	10,029,965

		49,798,228

India - 1.8%
ICICI Bank Ltd ADR	1,031,370	33,426,702
Infosys Ltd ADR	127,411	5,741,139

		39,167,841

Israel - 0.6%
Check Point Software Technologies Ltd *	234,950	11,651,171

Japan - 14.7%
Canon Inc	932,200	37,327,864
Denso Corp	1,275,900	43,443,085
FANUC Corp	171,200	28,127,688
Honda Motor Co Ltd	1,088,400	37,914,011
HOYA Corp	1,067,900	23,529,934
INPEX Corp	6,167	34,574,187
Lawson Inc	586,800	41,054,052
NTT DOCOMO Inc	9,618	16,006,061
Shin-Etsu Chemical Co Ltd	924,700	50,873,815

		312,850,697

	Shares	Value
Netherlands - 7.1%
Akzo Nobel NV	666,758	$31,364,250
Heineken NV	1,087,393	56,799,703
ING Groep NV CVA *	4,866,364	32,832,515
Randstad Holding NV	1,014,794	29,968,784

		150,965,252

Singapore - 1.0%
DBS Group Holdings Ltd	1,244,000	13,731,260
Singapore Telecommunications Ltd	3,067,680	8,021,484
Singapore Telecommunications Ltd Board Lot 10	17,000	44,192

		21,796,936

South Africa - 0.6%
MTN Group Ltd	706,218	12,207,513

South Korea - 1.6%
Samsung Electronics Co Ltd	31,990	33,916,530

Spain - 2.8%
Amadeus IT Holding SA ‘A’	1,458,063	30,877,541
Banco Santander SA	2,937,094	19,616,222
Red Electrica Corp SA	232,469	10,137,895

		60,631,658

Sweden - 1.0%
Hennes & Mauritz AB ‘B’	584,580	21,017,319

Switzerland - 11.0%
Cie Financiere Richemont SA ‘A’	150,212	8,243,715
Givaudan SA	13,401	13,162,172
Julius Baer Group Ltd	1,080,450	39,119,099
Nestle SA	1,161,872	69,307,311
Roche Holding AG (XVTX)	269,454	46,515,152
Sonova Holding AG	157,299	15,178,725
Swiss Re AG	263,740	16,568,898
UBS AG (XVTX)	2,359,218	27,589,630

		235,684,702

Taiwan - 2.3%
Hon Hai Precision Industry Co Ltd	6,144,700	18,528,428
Taiwan Semiconductor Manufacturing Co Ltd ADR *	2,189,632	30,567,263

		49,095,691

United Kingdom - 19.8%
Barclays PLC	4,205,240	10,764,542
BG Group PLC	1,040,066	21,287,895
Burberry Group PLC	593,427	12,378,413
Compass Group PLC	4,054,473	42,528,311
Delphi Automotive PLC *	389,942	9,943,521
Diageo PLC	2,001,228	51,482,147
Hays PLC	7,232,372	8,358,784
HSBC Holdings PLC (LI)	7,829,513	69,036,311
Reckitt Benckiser Group PLC	548,290	28,917,758
Rio Tinto PLC	716,688	34,228,531
Royal Dutch Shell PLC ‘A’ (LI)	1,139,421	38,382,840
Smiths Group PLC	1,303,029	20,740,274
Standard Chartered PLC	1,708,504	37,246,826
WPP PLC	3,022,609	36,737,736

		422,033,889

Total Common Stocks (Cost $1,996,086,670)		2,097,236,130

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.2%
Commercial Paper - 0.6%
HSBC Americas Inc 0.061% due 07/02/12	$13,599,000	$13,598,977

Repurchase Agreement - 0.6%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $12,751,345; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $13,009,500)	12,751,334	12,751,334

Total Short-Term Investments (Cost $26,350,311)		26,350,311

TOTAL INVESTMENTS - 99.5% (Cost $2,022,436,981)		2,123,586,441

OTHER ASSETS & LIABILITIES, NET - 0.5%		10,217,247

NET ASSETS - 100.0%		$2,133,803,688

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	19.5%
Consumer Staples	17.5%
Consumer Discretionary	13.3%
Materials	11.5%
Information Technology	11.2%
Industrials	9.3%
Health Care	7.1%
Energy	4.9%
Telecommunication Services	3.5%
Short-Term Investments	1.2%
Utilities	0.5%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of June 30, 2012, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

United Kingdom	19.8%
Japan	14.7%
Germany	11.7%
France	11.6%
Switzerland	11.0%
Netherlands	7.1%
Spain	2.8%
Australia	2.5%
Hong Kong	2.3%
Taiwan	2.3%
Canada	2.2%
India	1.8%
Brazil	1.7%
South Korea	1.6%
Bermuda	1.3%
United States (Includes Short-Term Investments)	1.2%
Singapore	1.0%
Sweden	1.0%
Others (each less than 1.0%)	1.9%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$53,189,324	$-	$53,189,324	$-
	Bermuda	28,126,439	-	28,126,439	-
	Brazil	37,226,534	37,226,534	-	-
	Canada	46,656,065	46,656,065	-	-
	Czech Republic	14,303,083	-	14,303,083	-
	France	246,976,329	-	246,976,329	-
	Germany	249,940,929	-	249,940,929	-
	Hong Kong	49,798,228	-	49,798,228	-
	India	39,167,841	39,167,841	-	-
	Israel	11,651,171	11,651,171	-	-
	Japan	312,850,697	-	312,850,697	-
	Netherlands	150,965,252	-	150,965,252	-
	Singapore	21,796,936	-	21,796,936	-
	South Africa	12,207,513	-	12,207,513	-
	South Korea	33,916,530	-	33,916,530	-
	Spain	60,631,658	-	60,631,658	-
	Sweden	21,017,319	-	21,017,319	-
	Switzerland	235,684,702	-	235,684,702	-
	Taiwan	49,095,691	30,567,263	18,528,428	-
	United Kingdom	422,033,889	9,943,521	412,090,368	-

		2,097,236,130	175,212,395	1,922,023,735	-
	Short-Term Investments	26,350,311	-	26,350,311	-

	Total	$2,123,586,441	$175,212,395	$1,948,374,046	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Summary Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
France - 0.0%
Other security		$16,471

Total Warrants (Cost $0)		16,471

PREFERRED STOCKS - 0.4%
Germany - 0.4%
ProSiebenSat.1 Media AG	206,156	4,602,012

Total Preferred Stocks (Cost $4,573,901)		4,602,012

COMMON STOCKS - 97.6%
Australia - 6.0%
GrainCorp Ltd	612,581	6,008,226
Other securities		60,208,357

		66,216,583

Austria - 1.1%
Other securities		12,534,266

Bermuda - 1.6%
Other securities		18,116,680

Canada - 9.2%
Cogeco Cable Inc	103,600	4,714,456
Keyera Corp	140,467	5,847,158
Parkland Fuel Corp	328,400	4,593,278
Poseidon Concepts Corp	423,918	5,192,277
Russel Metals Inc	230,800	5,692,356
Other securities		75,170,783

		101,210,308

Cayman - 0.8%
Hutchison Telecommunications Hong Kong Holdings Ltd r	12,020,000	5,574,520
Other securities		3,524,236

		9,098,756

Denmark - 1.1%
Other securities		12,358,154

Finland - 1.4%
Orion OYJ ‘B’	286,806	5,440,806
Other securities		10,307,214

		15,748,020

France - 7.3%
Arkema SA	71,000	4,652,087
AtoS	92,967	5,567,124
Klepierre REIT	182,022	5,998,057
SCOR SE	200,855	4,873,221
Societe BIC SA	73,355	7,578,370
Valeo SA	117,457	4,866,793
Zodiac Aerospace	72,931	7,420,960
Other securities		39,877,738

		80,834,350

	Shares	Value
Germany - 6.3%
Duerr AG	129,865	$8,005,076
Hannover Rueckversicherung AG	113,372	6,731,797
Hugo Boss AG	71,006	7,023,283
MTU Aero Engines Holding AG	61,650	4,526,616
Suedzucker AG	165,951	5,870,297
Other securities		37,445,706

		69,602,775

Hong Kong - 1.1%
Other securities		11,801,989

Ireland - 0.9%
Other securities		10,425,088

Italy - 2.1%
Other securities		22,898,522

Japan - 22.0%
Daicel Corp	823,000	5,054,505
Dainippon Sumitomo Pharma Co Ltd	451,300	4,603,147
Kanematsu Corp *	4,134,000	4,651,048
Nihon Unisys Ltd	640,400	4,709,678
Ship Healthcare Holdings Inc	261,200	6,288,027
Showa Corp	549,000	4,718,674
United Arrows Ltd	286,700	7,149,445
Other securities		206,342,583

		243,517,107

Luxembourg - 0.3%
Other securities		3,819,735

Multi-National - 0.0%
Other security		197,464

Netherlands - 1.4%
Delta Lloyd NV	365,070	5,069,280
Other securities		10,365,622

		15,434,902

Norway - 0.9%
Other securities		10,067,764

Poland - 0.2%
Other security		1,995,749

Singapore - 1.1%
Other securities		12,503,829

South Korea - 6.2%
Daesang Corp	293,540	4,542,369
Paradise Co Ltd	396,776	4,774,599
Simm Tech Co Ltd	555,661	5,655,922
Other securities		53,933,526

		68,906,416

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Spain - 2.3%
Distribuidora Internacional de Alimentacion SA *	1,361,490	$6,398,987
Viscofan SA	117,009	5,038,547
Other securities		13,844,399

		25,281,933

Sweden - 2.7%
Meda AB ‘A’	504,681	4,817,167
Other securities		24,484,676

		29,301,843

Switzerland - 2.2%
Other securities		24,420,166

United Kingdom - 19.2%
Aberdeen Asset Management PLC	2,138,890	8,710,865
Beazley PLC r	2,962,101	6,395,089
Bellway PLC	560,356	7,357,619
Daily Mail & General Trust PLC	743,700	4,932,179
Debenhams PLC	3,791,576	5,143,557
IG Group Holdings PLC	908,867	6,842,904
Intermediate Capital Group PLC	1,223,294	5,187,269
ITV PLC	5,759,962	6,953,003
London Stock Exchange Group PLC	340,633	5,366,172
Micro Focus International PLC	591,565	4,928,951
Mondi PLC	570,699	4,893,130
Morgan Crucible Co PLC	1,373,464	6,002,044
Next PLC	155,933	7,819,043
Spectris PLC	282,367	6,791,241
William Hill PLC	1,566,742	6,945,448
Other securities		118,093,014

		212,361,528

United States - 0.2%
Other security		2,081,807

Total Common Stocks (Cost $1,088,599,152)		1,080,735,734

	Principal Amount

SHORT-TERM INVESTMENT - 1.3%
Repurchase Agreement - 1.3%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $13,844,834; collateralized by U.S. Treasury Bills: 0.200% due 06/27/13 and value $14,126,690)	$13,844,822	13,844,822

Total Short-Term Investment (Cost $13,844,822)		13,844,822

TOTAL INVESTMENTS - 99.3% (Cost $1,107,017,875)		1,099,199,039

OTHER ASSETS & LIABILITIES, NET - 0.7%		7,504,507

NET ASSETS - 100.0%		$1,106,703,546

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Industrials	22.1%
Consumer Discretionary	20.1%
Financials	17.4%
Materials	10.2%
Information Technology	8.7%
Energy	5.8%
Consumer Staples	5.4%
Health Care	4.8%
Telecommunication Services	2.2%
Utilities	1.3%
Short-Term Investment	1.3%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of June 30, 2012, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Japan	22.0%
United Kingdom	19.2%
Canada	9.2%
France	7.3%
Germany	6.7%
South Korea	6.2%
Australia	6.0%
Sweden	2.7%
Spain	2.3%
Switzerland	2.2%
Italy	2.1%
Bermuda	1.6%
United States (Includes Short-Term Investment)	1.5%
Finland	1.4%
Netherlands	1.4%
Austria	1.1%
Singapore	1.1%
Denmark	1.1%
Hong Kong	1.1%
Others (each less than 1.0%)	3.1%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2012.

(e)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(f)	As of June 30, 2012, 4.7% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(g)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Depreciation
Sell	EUR	19,649,000	07/12	SSB	($117,289)

(h)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$16,471	$16,471	$-	$-
	Preferred Stocks (1)	4,602,012	-	4,602,012	-
	Common Stocks
	Australia	66,216,583	-	66,216,583	-
	Austria	12,534,266	-	12,534,266	-
	Bermuda	18,116,680	-	18,116,680	-
	Canada	101,210,308	101,210,308	-	-
	Cayman	9,098,756	-	9,098,756	-
	Denmark	12,358,154	-	12,358,154	-
	Finland	15,748,020	-	15,748,020	-
	France	80,834,350	-	80,834,350	-
	Germany	69,602,775	-	69,602,775	-
	Hong Kong	11,801,989	-	11,801,989	-
	Ireland	10,425,088	-	10,425,088	-
	Italy	22,898,522	-	22,898,522	-
	Japan	243,517,107	-	243,517,107	-
	Luxembourg	3,819,735	-	3,819,735	-
	Multi-National	197,464	-	197,464	-
	Netherlands	15,434,902	-	15,434,902	-
	Norway	10,067,764	-	10,067,764	-
	Poland	1,995,749	-	1,995,749	-
	Singapore	12,503,829	-	12,503,829	-
	South Korea	68,906,416	-	68,906,416	-
	Spain	25,281,933	-	25,281,933	-
	Sweden	29,301,843	-	29,301,843	-
	Switzerland	24,420,166	-	24,420,166	-
	United Kingdom	212,361,528	-	212,361,528	-
	United States	2,081,807	2,081,807	-	-

		1,080,735,734	103,292,115	977,443,619	-
	Short-Term Investment	13,844,822	-	13,844,822	-

	Total Assets	1,099,199,039	103,308,586	995,890,453	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(117,289)	-	(117,289)	-

	Total Liabilities	(117,289)	-	(117,289)	-

	Total	$1,099,081,750	$103,308,586	$995,773,164	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the period ended June 30, 2012, an investment with a total aggregate value of $197,464 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.2%
Germany - 1.2%
Volkswagen AG	124,821	$19,790,057

Total Preferred Stocks (Cost $21,677,313)		19,790,057

COMMON STOCKS - 96.2%
Australia - 2.2%
Australia & New Zealand Banking Group Ltd	1,614,545	36,651,927

Belgium - 1.0%
Solvay SA	173,884	17,202,817

Canada - 0.7%
First Quantum Minerals Ltd	641,350	11,339,063

China - 1.1%
China Construction Bank Corp ‘H’	25,530,000	17,602,269

Finland - 1.2%
UPM-Kymmene OYJ	1,820,497	20,633,021

France - 9.0%
BNP Paribas SA	624,992	24,127,053
Cie de Saint-Gobain	410,651	15,195,914
GDF Suez	410,495	9,793,969
Sanofi	577,352	43,781,209
Schneider Electric SA	465,703	25,948,364
Sodexo	305,906	23,835,718
Suez Environnement Co	762,068	8,203,282

		150,885,509

Germany - 8.3%
Allianz SE	318,007	31,977,144
BASF SE	276,772	19,232,505
Bayer AG	515,900	37,200,837
Bayerische Motoren Werke AG	176,902	12,817,948
Deutsche Bank AG (XETR)	440,620	16,013,579
Deutsche Boerse AG	17,131	924,598
E.ON AG	955,006	20,571,252

		138,737,863

Hong Kong - 3.1%
CNOOC Ltd	9,904,000	19,979,239
Hutchison Whampoa Ltd	2,637,000	22,807,116
Sino Land Co Ltd	5,470,000	8,288,979

		51,075,334

Israel - 0.8%
Teva Pharmaceutical Industries Ltd ADR	349,610	13,788,618

Italy - 4.5%
ENI SPA	2,221,500	47,409,825
Snam SPA	4,845,560	21,601,528
UniCredit SPA *	1,842,644	6,982,255

		75,993,608

	Shares	Value
Japan - 23.0%
Asahi Group Holdings Ltd	521,100	$11,191,965
Bridgestone Corp	482,300	11,062,879
Canon Inc	508,500	20,361,745
East Japan Railway Co	208,100	13,065,366
Fujitsu Ltd	4,612,000	22,099,324
Hitachi Ltd	5,344,000	32,866,248
Honda Motor Co Ltd	1,083,600	37,746,804
Japan Tobacco Inc	1,098,200	32,543,570
JX Holdings Inc	2,382,200	12,237,343
Marubeni Corp	2,232,000	14,855,621
Mitsubishi Electric Corp	2,049,000	17,077,482
Mitsui & Co Ltd	939,700	13,942,084
Nippon Telegraph & Telephone Corp	442,800	20,573,444
Nissan Motor Co Ltd	2,356,100	22,313,914
ORIX Corp	138,170	12,860,629
Sumitomo Corp	2,303,500	32,227,128
Sumitomo Mitsui Financial Group Inc	1,379,100	45,494,954
Yamato Holdings Co Ltd	822,700	13,245,963

		385,766,463

Luxembourg - 0.8%
ArcelorMittal	818,680	12,647,027

Netherlands - 2.9%
European Aeronautic Defence & Space Co NV	647,380	22,957,779
ING Groep NV CVA *	1,635,274	11,032,910
Unilever NV CVA	431,241	14,433,808

		48,424,497

New Zealand - 0.5%
Telecom Corp of New Zealand Ltd	3,992,342	7,666,590

Norway - 0.7%
Telenor ASA	650,453	10,847,958

South Africa - 0.6%
African Bank Investments Ltd	2,315,448	10,296,727

South Korea - 2.1%
KT Corp ADR	639,792	8,432,459
Samsung Electronics Co Ltd	24,653	26,137,675

		34,570,134

Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	1,977,177	14,250,211
Repsol YPF SA	820,974	13,199,778

		27,449,989

Sweden - 3.4%
Nordea Bank AB	2,974,170	25,748,863
Swedbank AB ‘A’	612,446	9,685,049
Telefonaktiebolaget LM Ericsson ‘B’	2,408,750	21,979,653

		57,413,565

Switzerland - 3.1%
Credit Suisse Group AG	408,362	7,460,274
Roche Holding AG (XVTX)	113,451	19,584,755
Swiss Re AG	406,474	25,535,855

		52,580,884

Taiwan - 0.6%
Hon Hai Precision Industry Co Ltd	3,374,500	10,175,302

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
United Kingdom - 25.0%
Barclays PLC	8,635,817	$22,105,900
BP PLC	2,263,898	15,168,487
British American Tobacco PLC	485,309	24,701,415
Centrica PLC	6,314,896	31,480,900
Experian PLC	782,026	11,047,039
GlaxoSmithKline PLC	1,011,297	22,932,016
HSBC Holdings PLC (LI)	6,430,112	56,697,167
InterContinental Hotels Group PLC	883,941	21,362,683
Kingfisher PLC	4,918,916	22,240,956
Pearson PLC	734,724	14,592,441
Prudential PLC	2,256,956	26,149,959
Rio Tinto PLC	236,505	11,295,318
Royal Dutch Shell PLC ‘A’ (LI)	1,789,540	60,282,922
SABMiller PLC	366,494	14,721,088
Vodafone Group PLC	22,762,981	63,955,689

		418,733,980

Total Common Stocks (Cost $1,681,501,012)		1,610,483,145

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $19,451,085; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $19,844,650)	$19,451,069	19,451,069

Total Short-Term Investment (Cost $19,451,069)		19,451,069

TOTAL INVESTMENTS - 98.6% (Cost $1,722,629,394)		1,649,724,271

OTHER ASSETS & LIABILITIES, NET - 1.4%		24,241,929

NET ASSETS - 100.0%		$1,673,966,200

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.5%
Industrials	12.1%
Consumer Discretionary	11.1%
Energy	10.0%
Health Care	8.2%
Information Technology	8.0%
Telecommunication Services	6.7%
Consumer Staples	5.8%
Materials	5.5%
Utilities	5.5%
Short-Term Investment	1.2%

98.6%
Other Assets & Liabilities, Net	1.4%

100.0%

(b)	As of June 30, 2012, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

United Kingdom	25.0%
Japan	23.0%
Germany	9.5%
France	9.0%
Italy	4.5%
Sweden	3.4%
Switzerland	3.1%
Hong Kong	3.1%
Netherlands	2.9%
Australia	2.2%
South Korea	2.1%
Spain	1.6%
Finland	1.2%
United States (Includes Short-Term Investment)	1.2%
China	1.1%
Belgium	1.0%
Others (each less than 1.0%)	4.7%

98.6%
Other Assets & Liabilities, Net	1.4%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	As of June 30, 2012, $1,257,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Dow Jones EURO Stoxx 50 Index (09/12)	286	EUR 6,030,682	$529,761
FTSE 100 Index (09/12)	91	GBP 4,902,739	192,936
TOPIX Index (09/12)	59	JPY 413,224,200	506,484

Total Futures Contracts			$1,229,181

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Buy	AUD	8,374,639	08/12	CSF	$186,624
Buy	AUD	98,090,802	08/12	TDB	(319,820)
Sell	AUD	3,749,766	08/12	RBC	(189,470)
Buy	CAD	1,500,000	08/12	BRC	(18,978)
Sell	CAD	10,194,548	08/12	SSB	303,703
Buy	CHF	6,307,034	08/12	CSF	(135,783)
Buy	CHF	65,120,903	08/12	SSB	(2,675,150)
Buy	EUR	3,191,524	08/12	CIT.	49,498
Buy	EUR	2,309,226	08/12	CSF	(81,840)
Buy	EUR	2,525,276	08/12	CSF	43,962
Buy	EUR	2,537,989	08/12	HSB	38,981
Buy	EUR	2,301,184	08/12	SSB	(68,080)
Buy	EUR	2,363,227	08/12	WBC	(136,810)
Buy	EUR	6,669,489	08/12	WBC	77,172
Sell	EUR	1,857,690	08/12	BRC	18,162
Sell	EUR	52,290,000	08/12	CIT	2,598,855
Sell	EUR	10,091,805	08/12	HSB	(131,879)
Sell	EUR	1,896,740	08/12	RBC	(19,748)
Sell	EUR	2,904,320	08/12	RBS	116,868
Sell	EUR	5,913,451	08/12	UBS	29,749
Sell	EUR	2,588,516	08/12	WBC	(37,258)
Buy	GBP	3,935,214	08/12	HSB	61,118
Buy	GBP	7,964,447	08/12	RBS	(453,303)
Buy	GBP	2,087,923	08/12	WBC	30,443
Buy	GBP	3,349,458	08/12	WBC	(174,721)
Sell	GBP	1,912,292	08/12	BRC	96,137
Sell	GBP	2,553,975	08/12	CIT	(9,242)
Sell	GBP	6,048,879	08/12	CSF	317,552
Sell	GBP	2,048,538	08/12	HSB	(34,445)
Sell	GBP	1,530,538	08/12	RBC	(23,671)
Sell	GBP	49,571,064	08/12	RBS	2,532,302
Sell	GBP	2,515,700	08/12	SSB	(62,543)
Sell	GBP	3,297,500	08/12	WBC	(42,535)
Buy	HKD	174,144,401	08/12	HSB	(3,809)
Sell	HKD	20,911,327	08/12	RBC	202
Buy	JPY	876,404,942	08/12	CSF	(249,105)
Buy	JPY	497,212,724	08/12	RBS	20,985
Sell	JPY	1,195,842,177	08/12	CSF	105,308
Sell	JPY	4,531,155,748	08/12	SSB	(468,347)
Sell	JPY	250,238,551	08/12	WBC	(3,706)
Buy	NOK	84,245,328	08/12	BRC	(429,134)
Sell	NOK	16,081,731	08/12	RBS	(18,107)
Buy	NZD	8,715,355	08/12	RBC	206,028
Buy	NZD	3,006,000	08/12	SSB	113,868
Sell	NZD	12,326,330	08/12	CIT	111,798
Sell	NZD	4,578,914	08/12	WBC	(192,587)
Sell	SEK	25,888,611	08/12	CIT	77,100
Buy	SGD	37,337,107	08/12	BRC	(646,038)

Total Forward Foreign Currency Contracts					$510,306

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$19,790,057	$-	$19,790,057	$-
	Common Stocks
	Australia	36,651,927	-	36,651,927	-
	Belgium	17,202,817	-	17,202,817	-
	Canada	11,339,063	11,339,063	-	-
	China	17,602,269	-	17,602,269	-
	Finland	20,633,021	-	20,633,021	-
	France	150,885,509	-	150,885,509	-
	Germany	138,737,863	-	138,737,863	-
	Hong Kong	51,075,334	-	51,075,334	-
	Israel	13,788,618	13,788,618	-	-
	Italy	75,993,608	-	75,993,608	-
	Japan	385,766,463	-	385,766,463	-
	Luxembourg	12,647,027	-	12,647,027	-
	Netherlands	48,424,497	-	48,424,497	-
	New Zealand	7,666,590	-	7,666,590	-
	Norway	10,847,958	-	10,847,958	-
	South Africa	10,296,727	-	10,296,727	-
	South Korea	34,570,134	8,432,459	26,137,675	-
	Spain	27,449,989	-	27,449,989	-
	Sweden	57,413,565	-	57,413,565	-
	Switzerland	52,580,884	-	52,580,884	-
	Taiwan	10,175,302	-	10,175,302	-
	United Kingdom	418,733,980	-	418,733,980	-

		1,610,483,145	33,560,140	1,576,923,005	-
	Short-Term Investment	19,451,069	-	19,451,069	-
	Derivatives:
	Equity Contracts
	Futures	1,229,181	1,229,181	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	7,136,415	-	7,136,415	-

	Total Assets - Derivatives	8,365,596	1,229,181	7,136,415	-

	Total Assets	1,658,089,867	34,789,321	1,623,300,546	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(6,626,109)	-	(6,626,109)	-

	Total Liabilities	(6,626,109)	-	(6,626,109)	-

	Total	$1,651,463,758	$34,789,321	$1,616,674,437	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%
American Funds Insurance Series® Asset Allocation Fund - Class 1	21,515,840	$373,945,304

TOTAL INVESTMENTS - 100.0% (Cost $332,242,713)		373,945,304

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(151,484)

NET ASSETS - 100.0%		$373,793,820

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Fund	$373,945,304	$373,945,304	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”) (See Note 1 in Notes to Financial Statements). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolio’s financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD Aggregate Bond Index Portfolio ‘P’	8,993,867	$99,666,726
PD High Yield Bond Market Portfolio ‘P’	1,001,868	11,470,392
PD Large-Cap Growth Index Portfolio ‘P’	1,418,118	21,785,593
PD Large-Cap Value Index Portfolio ‘P’	1,846,862	26,460,353
PD Small-Cap Growth Index Portfolio ‘P’	256,818	3,809,861
PD Small-Cap Value Index Portfolio ‘P’	428,787	5,850,586
PD Emerging Markets Portfolio ‘P’	154,675	2,109,112
PD International Large-Cap Portfolio ‘P’	1,702,725	20,727,844

Total Affiliated Mutual Funds (Cost $188,931,810)		191,880,467

TOTAL INVESTMENTS - 100.0% (Cost $188,931,810)		191,880,467

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(47,086)

NET ASSETS - 100.0%		$191,833,381

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	57.9%
Affiliated Equity Funds	42.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD Aggregate Bond Index Portfolio ‘P’	13,544,486	$150,095,009
PD High Yield Bond Market Portfolio ‘P’	1,873,895	21,454,240
PD Large-Cap Growth Index Portfolio ‘P’	4,312,826	66,255,033
PD Large-Cap Value Index Portfolio ‘P’	5,987,337	85,781,759
PD Small-Cap Growth Index Portfolio ‘P’	914,404	13,565,051
PD Small-Cap Value Index Portfolio ‘P’	1,845,568	25,181,841
PD Emerging Markets Portfolio ‘P’	983,592	13,412,024
PD International Large-Cap Portfolio ‘P’	5,607,149	68,257,708

Total Affiliated Mutual Funds (Cost $433,498,112)		444,002,665

TOTAL INVESTMENTS - 100.0% (Cost $433,498,112)		444,002,665

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(92,051)

NET ASSETS - 100.0%		$443,910,614

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	61.4%
Affiliated Fixed Income Funds	38.6%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios' assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$191,880,467	$191,880,467	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$444,002,665	$444,002,665	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD Aggregate Bond Index Portfolio ‘P’	4,706,800	$52,159,024
PD Large-Cap Growth Index Portfolio ‘P’	3,114,281	47,842,598
PD Large-Cap Value Index Portfolio ‘P’	3,991,968	57,193,714
PD Small-Cap Growth Index Portfolio ‘P’	1,005,297	14,913,436
PD Small-Cap Value Index Portfolio ‘P’	1,381,463	18,849,353
PD Emerging Markets Portfolio ‘P’	873,278	11,907,808
PD International Large-Cap Portfolio ‘P’	3,804,624	46,314,972

Total Affiliated Mutual Funds (Cost $242,585,873)		249,180,905

TOTAL INVESTMENTS - 100.0% (Cost $242,585,873)		249,180,905

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(54,106)

NET ASSETS - 100.0%		$249,126,799

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	79.1%
Affiliated Fixed Income Fund	20.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Diversified Bond Portfolio ‘P’	45,956,553	$492,002,676
Floating Rate Loan Portfolio ‘P’	27,559,868	207,607,604
High Yield Bond Portfolio ‘P’	24,558,417	159,442,799
Inflation Managed Portfolio ‘P’	19,050,152	218,298,229
Inflation Protected Portfolio ‘P’	23,653,042	253,711,016
Managed Bond Portfolio ‘P’	51,041,998	627,167,216
Short Duration Bond Portfolio ‘P’	56,859,720	545,116,238
Emerging Markets Debt Portfolio ‘P’ *	17,907,005	178,902,279
Comstock Portfolio ‘P’	16,140,424	139,434,624
Equity Index Portfolio ‘P’	3,462,119	104,467,841
Large-Cap Growth Portfolio ‘P’	12,068,027	68,223,238
Large-Cap Value Portfolio ‘P’	13,007,062	162,610,005
Mid-Cap Equity Portfolio ‘P’	2,860,858	33,468,208
Mid-Cap Value Portfolio ‘P’	3,867,383	50,993,270
International Large-Cap Portfolio ‘P’	14,350,776	90,215,839
International Value Portfolio ‘P’	5,720,225	55,338,770

Total Affiliated Mutual Funds (Cost $3,364,068,062)		3,386,999,852

TOTAL INVESTMENTS - 100.0% (Cost $3,364,068,062)		3,386,999,852

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(299,342)

NET ASSETS - 100.0%		$3,386,700,510

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	79.2%
Affiliated Equity Funds	20.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$249,180,905	$249,180,905	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,386,999,852	$3,386,999,852	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Diversified Bond Portfolio ‘P’	42,931,245	$459,614,271
Floating Rate Loan Portfolio ‘P’	30,711,764	231,350,735
High Yield Bond Portfolio ‘P’	29,831,335	193,676,628
Inflation Managed Portfolio ‘P’	16,494,744	189,015,469
Inflation Protected Portfolio ‘P’	28,416,386	304,804,360
Managed Bond Portfolio ‘P’	55,513,053	682,104,317
Short Duration Bond Portfolio ‘P’	56,876,021	545,272,522
Emerging Markets Debt Portfolio ‘P’ *	17,101,041	170,850,189
American Funds Growth-Income Portfolio ‘P’	4,648,907	45,363,506
Comstock Portfolio ‘P’	25,331,957	218,838,854
Dividend Growth Portfolio ‘P’	8,402,803	88,237,993
Equity Index Portfolio ‘P’	5,852,479	176,595,862
Large-Cap Growth Portfolio ‘P’	18,812,948	106,353,773
Large-Cap Value Portfolio ‘P’	20,868,216	260,887,572
Main Street Core Portfolio ‘P’	8,631,370	174,896,474
Mid-Cap Equity Portfolio ‘P’	1,946,541	22,771,925
Mid-Cap Growth Portfolio ‘P’	4,992,260	38,355,550
Mid-Cap Value Portfolio ‘P’	6,435,690	84,857,605
Small-Cap Equity Portfolio ‘P’	4,727,050	63,914,158
Small-Cap Index Portfolio ‘P’	3,899,618	45,661,938
Emerging Markets Portfolio ‘P’	3,178,417	42,647,389
International Large-Cap Portfolio ‘P’	21,048,850	132,323,131
International Small-Cap Portfolio ‘P’	10,815,894	82,857,171
International Value Portfolio ‘P’	11,060,266	106,999,546

Total Affiliated Mutual Funds (Cost $4,487,451,422)		4,468,250,938

TOTAL INVESTMENTS - 100.0% (Cost $4,487,451,422)		4,468,250,938

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(377,623)

NET ASSETS - 100.0%		$4,467,873,315

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	62.1%
Affiliated Equity Funds	37.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Diversified Bond Portfolio ‘P’	123,249,465	$1,319,486,835
Floating Rate Loan Portfolio ‘P’	59,924,074	451,406,134
High Yield Bond Portfolio ‘P’	80,511,748	522,713,584
Inflation Managed Portfolio ‘P’	38,201,722	437,758,612
Inflation Protected Portfolio ‘P’	67,460,063	723,600,853
Managed Bond Portfolio ‘P’	129,508,398	1,591,305,686
Short Duration Bond Portfolio ‘P’	105,460,656	1,011,055,211
Emerging Markets Debt Portfolio ‘P’ *	45,333,283	452,908,103
American Funds Growth Portfolio ‘P’	10,111,507	87,295,632
American Funds Growth-Income Portfolio ‘P’	27,924,216	272,481,343
Comstock Portfolio ‘P’	98,877,755	854,189,602
Dividend Growth Portfolio ‘P’	21,296,492	223,634,870
Equity Index Portfolio ‘P’	11,107,407	335,160,912
Growth LT Portfolio ‘P’	4,590,861	61,207,739
Large-Cap Growth Portfolio ‘P’	69,064,032	390,434,303
Large-Cap Value Portfolio ‘P’	96,390,421	1,205,041,330
Long/Short Large-Cap Portfolio ‘P’	66,699,889	581,748,231
Main Street Core Portfolio ‘P’	15,680,862	317,739,513
Mid-Cap Equity Portfolio ‘P’	23,861,037	279,142,211
Mid-Cap Growth Portfolio ‘P’	26,605,661	204,411,374
Mid-Cap Value Portfolio ‘P’	53,693,075	707,968,533
Small-Cap Equity Portfolio ‘P’	10,438,575	141,139,339
Small-Cap Growth Portfolio ‘P’	13,540,598	145,143,133
Small-Cap Index Portfolio ‘P’	13,006,887	152,302,009
Small-Cap Value Portfolio ‘P’	11,406,562	144,941,975
Real Estate Portfolio ‘P’	19,710,336	330,791,689
Emerging Markets Portfolio ‘P’	31,463,969	422,177,470
International Large-Cap Portfolio ‘P’	91,150,100	573,013,096
International Small-Cap Portfolio ‘P’	48,756,104	373,505,204
International Value Portfolio ‘P’	51,656,214	499,734,042

Total Affiliated Mutual Funds (Cost $15,154,512,778)		14,813,438,568

TOTAL INVESTMENTS - 100.0% (Cost $15,154,512,778)		14,813,438,568

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,276,086)

NET ASSETS - 100.0%		$14,812,162,482

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	56.1%
Affiliated Fixed Income Funds	43.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,468,250,938	$4,468,250,938	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$14,813,438,568	$14,813,438,568	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Diversified Bond Portfolio ‘P’	89,926,189	$962,733,771
Inflation Managed Portfolio ‘P’	20,975,789	240,364,361
Inflation Protected Portfolio ‘P’	26,867,294	288,188,245
Managed Bond Portfolio ‘P’	87,180,128	1,071,206,467
Short Duration Bond Portfolio ‘P’	42,342,537	405,939,467
Emerging Markets Debt Portfolio ‘P’ *	11,923,826	119,126,543
American Funds Growth-Income Portfolio ‘P’	31,380,197	306,204,413
Comstock Portfolio ‘P’	104,178,261	899,979,849
Dividend Growth Portfolio ‘P’	24,896,942	261,443,264
Equity Index Portfolio ‘P’	16,306,797	492,050,128
Growth LT Portfolio ‘P’	4,443,315	59,240,585
Large-Cap Growth Portfolio ‘P'	65,946,971	372,812,868
Large-Cap Value Portfolio ‘P'’	90,841,407	1,135,669,386
Long/Short Large-Cap Portfolio ‘P’	88,021,918	767,716,344
Main Street Core Portfolio ‘P’	18,682,247	378,556,233
Mid-Cap Equity Portfolio ‘P’	36,804,433	430,562,619
Mid-Cap Growth Portfolio ‘P’	47,454,431	364,592,535
Mid-Cap Value Portfolio ‘P’	39,084,949	515,353,498
Small-Cap Equity Portfolio ‘P’	49,330,016	666,988,143
Small-Cap Growth Portfolio ‘P’	16,490,484	176,763,279
Small-Cap Value Portfolio ‘P’	9,885,080	125,608,660
Real Estate Portfolio ‘P’	23,890,773	400,950,506
Emerging Markets Portfolio ‘P’	32,950,330	442,121,162
International Large-Cap Portfolio ‘P’	120,099,307	755,001,649
International Small-Cap Portfolio ‘P’	61,905,384	474,237,709
International Value Portfolio ‘P’	59,893,417	579,422,627

Total Affiliated Mutual Funds (Cost $13,203,907,288)		12,692,834,311

TOTAL INVESTMENTS - 100.0% (Cost $13,203,907,288)		12,692,834,311

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,097,418)

NET ASSETS - 100.0%		$12,691,736,893

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	75.7%
Affiliated Fixed Income Funds	24.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Diversified Bond Portfolio ‘P’	9,152,922	$97,989,556
Managed Bond Portfolio ‘P’	5,534,203	68,000,286
American Funds Growth Portfolio ‘P’	3,923,479	33,872,559
American Funds Growth-Income Portfolio ‘P’	5,560,593	54,259,638
Comstock Portfolio ‘P’	26,052,332	225,062,054
Dividend Growth Portfolio ‘P’	7,631,393	80,137,407
Equity Index Portfolio ‘P’	3,842,701	115,951,748
Growth LT Portfolio ‘P’	983,080	13,106,929
Large-Cap Growth Portfolio ‘P’	18,460,000	104,358,479
Large-Cap Value Portfolio ‘P’	20,900,647	261,293,009
Long/Short Large-Cap Portfolio ‘P’	18,367,022	160,194,906
Main Street Core Portfolio ‘P’	3,880,848	78,637,186
Mid-Cap Equity Portfolio ‘P’	6,679,868	78,145,523
Mid-Cap Growth Portfolio ‘P’	12,440,080	95,577,175
Mid-Cap Value Portfolio ‘P’	10,660,391	140,562,282
Small-Cap Equity Portfolio ‘P’	9,797,265	132,468,225
Small-Cap Growth Portfolio ‘P’	5,540,680	59,391,146
Small-Cap Index Portfolio ‘P’	5,105,337	59,780,107
Small-Cap Value Portfolio ‘P’	4,160,862	52,871,634
Real Estate Portfolio ‘P’	7,238,622	121,483,265
Emerging Markets Portfolio ‘P’	9,710,659	130,295,744
International Large-Cap Portfolio ‘P’	33,617,460	211,335,420
International Small-Cap Portfolio ‘P’	17,958,479	137,574,268
International Value Portfolio ‘P’	14,010,282	135,538,677

Total Affiliated Mutual Funds (Cost $2,788,570,046)		2,647,887,223

TOTAL INVESTMENTS - 100.0% (Cost $2,788,570,046)		2,647,887,223

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(241,231)

NET ASSETS - 100.0%		$2,647,645,992

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	93.7%
Affiliated Fixed Income Funds	6.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$12,692,834,311	$12,692,834,311	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,647,887,223	$2,647,887,223	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2012 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2012. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of June 30, 2012.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of June 30, 2012.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for securities sold short, delayed delivery securities, futures contracts, and/or swap contracts as of June 30, 2012.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See note 3C in Notes to Financial Statements).
r	Illiquid investments. Investments were reported as illiquid by the portfolio manager pursuant to the Fund’s policy and procedures. (See Note 4 in Notes to Financial Statements).
l	Total shares owned by the portfolio as of June 30, 2012 were less than one share.
Counterparty Abbreviations:
ADV	Advantage
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CDI	CHESS Depository Interests (Receipts)
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LIBOR	London Interbank Offered Rate
NA	Not Applicable
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

(In thousands, except per share amounts)

	Cash Management Portfolio	Diversified Bond Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Inflation Protected Portfolio
ASSETS
Investments, at value	$668,746	$3,586,026	$964,895	$1,143,788	$2,671,729	$1,387,879
Repurchase agreements, at value	3,069	219,225	10,252	84,492	159,506	246,171
Cash (1)	-	408	-	-	107	2,540
Foreign currency held, at value	-	4,161	-	-	310	2,361
Receivables:
Dividends and interest	-	25,340	3,927	21,759	12,123	6,599
Fund shares sold	2,747	302	86	495	219	73
Securities sold	-	51,649	495	1,230	320	-
Swap agreements	-	-	-	-	312	-
Variation margin	-	1,298	-	-	75	592
Due from adviser	148	-	-	-	-	-
Swap contracts, at value	-	1,023	-	-	3,621	-
Unfunded loan commitment appreciation	-	2	14	-	-	-
Forward foreign currency contracts appreciation	-	3,287	-	-	4,752	11,458
Prepaid expenses and other assets	1	6	2	3	5	396
Total Assets	674,711	3,892,727	979,671	1,251,767	2,853,079	1,658,069
LIABILITIES
Payables:
Fund shares redeemed	5,863	661	330	327	3,102	573
Securities purchased	-	446,482	9,936	17,789	-	54,168
Due to broker (2)	-	-	-	-	1,042,225	-
Accrued advisory fees	87	1,124	516	393	603	466
Accrued service fees	29	5	3	16	31	1
Accrued support service expenses	3	4	3	3	13	2
Accrued custodian, and portfolio accounting and tax fees	43	148	140	61	139	54
Accrued shareholder report expenses	12	42	14	19	10	40
Accrued trustees’ fees and expenses and deferred compensation	10	11	4	8	17	4
Accrued other	12	111	13	32	45	21
Outstanding options written, at value	-	124	-	-	3,198	200
Swap contracts, at value	-	1,031	-	-	1,851	2,220
Forward foreign currency contracts depreciation	-	628	-	-	13,044	966
Total Liabilities	6,059	450,371	10,959	18,648	1,064,278	58,715
NET ASSETS	$668,652	$3,442,356	$968,712	$1,233,119	$1,788,801	$1,599,354
NET ASSETS CONSIST OF:
Paid-in capital (3)	$668,813	$3,286,586	$1,204,068	$1,227,209	$1,678,628	$1,510,565
Undistributed/accumulated net investment income (loss) (3)	(152)	19,617	10,178	16,778	27,916	1,526
Undistributed/accumulated net realized gain (loss) (3)	(9)	11,340	(243,772)	(29,472)	38,244	39,669
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (3)	-	124,813	(1,762)	18,604	44,013	47,594
NET ASSETS	$668,652	$3,442,356	$968,712	$1,233,119	$1,788,801	$1,599,354
Class I Shares:
Net Assets	$668,613	$110,514	$78,348	$357,286	$703,230	$29,121
Shares outstanding, $.001 par value (unlimited shares authorized)	66,295	13,686	13,515	59,348	68,733	2,744
Net Asset Value Per Share	$10.09	$8.07	$5.80	$6.02	$10.23	$10.61
Class P Shares:
Net Assets	$39	$3,331,842	$890,364	$875,833	$1,085,571	$1,570,233
Shares outstanding, $.001 par value (unlimited shares authorized)	4	311,216	118,196	134,901	94,722	146,397
Net Asset Value Per Share	$10.06	$10.71	$7.53	$6.49	$11.46	$10.73

Investments, at cost	$668,746	$3,463,385	$966,671	$1,125,184	$2,620,912	$1,348,774
Repurchase agreements, at cost	3,069	219,225	10,252	84,492	159,506	246,171
Foreign currency held, at cost	-	4,081	-	-	307	2,348
Premiums received from outstanding options written	-	863	-	-	3,665	354

(1)	Includes cash collateral segregated for open futures contracts in the Diversified Bond Portfolio of $203.
(2)	The Inflation Managed Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements). Also, includes funds borrowed of $1,037,810 for sale-buyback financing transactions in the Inflation Managed Portfolio.
(3)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

(In thousands, except per share amounts)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	American Funds Growth Portfolio	American Funds Growth-Income Portfolio	Comstock Portfolio
ASSETS
Investments, at value	$8,116,832	$2,645,054	$876,437	$325,843	$874,257	$2,388,992
Repurchase agreements, at value	328,855	125,120	37,076	-	-	70,397
Cash (1)	1,438	7	824	-	-	210
Foreign currency held, at value	2,775	-	577	-	-	-
Deposits with brokers for securities sold short	31,631	-	-	-	-	-
Receivables:
Dividends and interest	47,618	15,047	17,882	-	-	5,139
Fund shares sold	124	66	92	-	-	133
Securities sold	1,330,626	122	-	78	189	2,539
Swap agreements	1	-	-	-	-	-
Variation margin	183	348	-	-	-	-
Swap contracts, at value	27,665	-	-	-	-	-
Forward foreign currency contracts appreciation	18,462	-	888	-	-	-
Prepaid expenses and other assets	13	4	39	1	2	8
Total Assets	9,906,223	2,785,768	933,815	325,922	874,448	2,467,418
LIABILITIES
Payables:
Fund shares redeemed	5,159	523	-	78	189	9
Securities purchased	4,188,120	22,011	8,624	-	-	5,799
Reverse repurchase agreements	54,979	-	-	-	-	-
Swap agreements	7,972	-	-	-	-	-
Securities sold short, at value	31,589	-	-	-	-	-
Due to broker (2)	73,937	-	-	-	-	-
Accrued advisory fees	1,800	905	583	107	285	1,321
Accrued service fees	64	11	-	9	8	5
Accrued support service expenses	12	1	5	1	5	7
Accrued custodian, and portfolio accounting and tax fees	354	82	79	6	6	72
Accrued shareholder report expenses	76	27	4	5	11	26
Accrued trustees’ fees and expenses and deferred compensation	38	8	2	3	5	9
Accrued dividends and interest	97	-	-	-	-	-
Accrued other	180	80	8	13	19	45
Outstanding options written, at value	1,630	-	-	-	-	-
Swap contracts, at value	12,503	-	-	-	-	-
Forward foreign currency contracts depreciation	12,468	-	1,873	-	-	-
Other liabilities	4	-	-	-	-	-
Total Liabilities	4,390,982	23,648	11,178	222	528	7,293
NET ASSETS	$5,515,241	$2,762,120	$922,637	$325,700	$873,920	$2,460,125
NET ASSETS CONSIST OF:
Paid-in capital (3), (4)	$5,143,630	$2,840,727	$923,320	$1,005,533	$1,232,653	$2,929,373
Accumulated deficit (4)				(679,833)	(358,733)	(469,248)
Undistributed net investment income (3)	79,148	6,050	6,984
Undistributed/accumulated net realized gain (loss) (3)	85,209	(95,269)	48
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (3)	207,254	10,612	(7,715)
NET ASSETS	$5,515,241	$2,762,120	$922,637	$325,700	$873,920	$2,460,125
Class I Shares:
Net Assets	$1,475,492	$254,625	$634	$204,532	$195,611	$122,620
Shares outstanding, $.001 par value (unlimited shares authorized)	130,670	27,277	63	23,660	20,009	16,015
Net Asset Value Per Share	$11.29	$9.33	$9.99	$8.64	$9.78	$7.66
Class P Shares:
Net Assets	$4,039,749	$2,507,495	$922,003	$121,168	$678,309	$2,337,505
Shares outstanding, $.001 par value (unlimited shares authorized)	328,778	261,539	92,265	14,035	69,514	270,581
Net Asset Value Per Share	$12.29	$9.59	$9.99	$8.63	$9.76	$8.64

Investments, at cost	$7,940,959	$2,634,790	$883,219	$271,479	$807,551	$2,149,637
Repurchase agreements, at cost	328,855	125,120	37,076	-	-	70,397
Foreign currency held, at cost	2,705	-	568	-	-	-
Proceeds from securities sold short	31,631	-	-	-	-	-
Premiums received from outstanding options written	21,151	-	-	-	-	-

(1)	Includes cash collateral segregated for open futures contracts and open swap contracts in the Managed Bond Portfolio of $12 and $28, respectively.
(2)	The Managed Bond Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements). Also, includes funds borrowed of $10,902 for sale-buyback financing transactions in the Managed Bond Portfolio.
(3)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 12 in Notes to Financial Statements).
(4)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

(In thousands, except per share amounts)

	Dividend Growth Portfolio	Equity Index Portfolio	Focused 30 Portfolio	Growth LT Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio
ASSETS
Investments, at value	$789,477	$2,025,750	$114,277	$510,590	$1,149,586	$3,263,375
Repurchase agreements, at value	28,899	18,392	1,739	30,129	49,810	59,452
Cash (1)	-	1,164	-	-	-	-
Foreign currency held, at value	-	-	28	104	-	-
Receivables:
Dividends and interest	1,612	2,642	67	521	553	8,612
Fund shares sold	21	102	9	1	12	114
Securities sold	275	1,814	761	6,799	406	-
Variation margin	-	554	-	-	-	-
Forward foreign currency contracts appreciation	-	-	-	55	-	-
Prepaid expenses and other assets	4	8	-	3	4	10
Total Assets	820,288	2,050,426	116,881	548,202	1,200,371	3,331,563
LIABILITIES
Payables:
Fund shares redeemed	87	1,252	10	123	5	476
Securities purchased	-	3,268	-	-	21,715	-
Due to custodian	-	293	-	-	-	-
Accrued advisory fees	435	81	69	243	650	1,554
Accrued service fees	7	35	5	17	6	13
Accrued support service expenses	2	7	-	3	4	10
Accrued custodian, and portfolio accounting and tax fees	35	83	9	46	44	94
Accrued shareholder report expenses	12	26	1	6	14	31
Accrued trustees’ fees and expenses and deferred compensation	5	19	1	14	9	18
Accrued other	35	59	15	36	32	64
Forward foreign currency contracts depreciation	-	-	-	174	-	-
Total Liabilities	618	5,123	110	662	22,479	2,260
NET ASSETS	$819,670	$2,045,303	$116,771	$547,540	$1,177,892	$3,329,303
NET ASSETS CONSIST OF:
Paid-in capital (2)	$1,206,953	$1,766,730	$327,572	$1,033,966	$1,291,405	$3,442,327
Undistributed/accumulated earnings (deficit) (2)	(387,283)	278,573	(210,801)	(486,426)	(113,513)	(113,024)
NET ASSETS	$819,670	$2,045,303	$116,771	$547,540	$1,177,892	$3,329,303
Class I Shares:
Net Assets	$166,218	$821,077	$116,761	$413,985	$135,709	$303,801
Shares outstanding, $.001 par value (unlimited shares authorized)	17,151	27,781	9,928	33,114	27,923	26,327
Net Asset Value Per Share	$9.69	$29.55	$11.76	$12.50	$4.86	$11.54
Class P Shares:
Net Assets	$653,452	$1,224,226	$10	$133,555	$1,042,183	$3,025,502
Shares outstanding, $.001 par value (unlimited shares authorized)	62,228	40,572	1	10,017	184,352	242,008
Net Asset Value Per Share	$10.50	$30.17	$11.79	$13.33	$5.65	$12.50

Investments, at cost	$691,520	$1,386,113	$90,794	$468,899	$974,333	$2,683,771
Repurchase agreements, at cost	28,899	18,392	1,739	30,129	49,810	59,452
Foreign currency held, at cost	-	-	28	105	-	-

(1)	Includes cash collateral segregated for open futures contracts in the Equity Index Portfolio of $1,164.
(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

(In thousands, except per share amounts)

	Long/Short Large-Cap Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio
ASSETS
Investments, at value	$1,951,205	$1,412,443	$1,131,905	$851,486	$1,504,255	$1,026,174
Repurchase agreements, at value	25,622	52,035	14,326	49,650	36,529	17,647
Cash (1)	770	-	-	-	-	1,051
Cash collateral received for securities on loan (2)	447,567	-	-	-	-	-
Foreign currency held, at value	-	11	-	7,606	-	-
Receivables:
Dividends and interest	3,060	1,081	1,153	1,062	1,431	1,085
Fund shares sold	6	109	25	83	76	83
Securities sold	28,744	53,111	21,470	1,784	581	899
Variation margin	665	-	-	-	-	195
Prepaid expenses and other assets	10	5	7	4	11	4
Total Assets	2,457,649	1,518,795	1,168,886	911,675	1,542,883	1,047,138
LIABILITIES
Payable upon return of securities loaned (2)	447,567	-	-	-	-	-
Payables:
Fund shares redeemed	1	255	236	88	150	9
Securities purchased	12,293	39,135	15,405	1,759	1,320	894
Securities sold short, at value	457,585	-	-	-	-	-
Accrued advisory fees	1,224	534	604	512	836	622
Accrued service fees	1	23	13	9	2	2
Accrued support service expenses	-	3	-	1	4	2
Accrued custodian, and portfolio accounting and tax fees	61	47	57	51	39	47
Accrued shareholder report expenses	17	17	18	10	11	11
Accrued trustees’ fees and expenses and deferred compensation	6	16	11	5	4	4
Accrued dividends and interest	854	-	-	-	-	-
Accrued other	24	47	104	47	19	38
Other liabilities	-	-	-	8	-	-
Total Liabilities	919,633	40,077	16,448	2,490	2,385	1,629
NET ASSETS	$1,538,016	$1,478,718	$1,152,438	$909,185	$1,540,498	$1,045,509
NET ASSETS CONSIST OF:
Paid-in capital (3)	$1,686,392	$2,138,515	$3,166,614	$857,118	$1,525,990	$1,186,970
Undistributed/accumulated earnings (deficit) (3)	(148,376)	(659,797)	(2,014,176)	52,067	14,508	(141,461)
NET ASSETS	$1,538,016	$1,478,718	$1,152,438	$909,185	$1,540,498	$1,045,509
Class I Shares:
Net Assets	$28,219	$528,888	$308,348	$206,248	$40,763	$40,999
Shares outstanding, $.001 par value (unlimited shares authorized)	4,285	28,699	32,064	29,089	4,502	3,894
Net Asset Value Per Share	$6.59	$18.43	$9.62	$7.09	$9.05	$10.53
Class P Shares:
Net Assets	$1,509,797	$949,830	$844,090	$702,937	$1,499,735	$1,004,510
Shares outstanding, $.001 par value (unlimited shares authorized)	173,089	46,875	72,153	91,492	113,742	74,293
Net Asset Value Per Share	$8.72	$20.26	$11.70	$7.68	$13.19	$13.52

Investments, at cost	$1,877,603	$1,207,513	$1,130,731	$785,598	$1,556,358	$1,025,967
Repurchase agreements, at cost	25,622	52,035	14,326	49,650	36,529	17,647
Foreign currency held, at cost	-	11	-	7,605	-	-
Securities on loan, at value	448,022	-	-	-	-	-
Proceeds from securities sold short	445,269	-	-	-	-	-

(1)	Includes cash collateral segregated for open futures contracts in the Long/Short Large-Cap and Small-Cap Equity Portfolios of $770 and $512, respectively.
(2)	Cash collateral is received by the Long/Short Large-Cap Portfolio for securities on loan which is used as collateral to cover securities sold short and is therefore uninvested (See Note 8 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

(In thousands, except per share amounts)

	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio
ASSETS
Investments, at value	$473,107	$613,059	$464,054	$150,994	$1,120,144	$77,207
Repurchase agreements, at value	16,603	9,059	11,163	6,629	17,165	1,676
Cash (1)	896	2,224	-	-	165	-
Foreign currency held, at value	-	-	-	-	-	723
Receivables:
Dividends and interest	268	721	706	19	2,280	19
Fund shares sold	39	37	15	116	12	40
Securities sold	4,949	883	6,681	251	1,019	429
Variation margin	-	351	-	-	-	-
Prepaid expenses and other assets	3	3	2	1	3	-
Total Assets	495,865	626,337	482,621	158,010	1,140,788	80,094
LIABILITIES
Payables:
Fund shares redeemed	143	699	297	93	582	10
Securities purchased	6,777	943	1,643	1,805	2,664	476
Accrued advisory fees	232	147	287	110	742	58
Accrued service fees	5	16	7	7	12	3
Accrued custodian, and portfolio accounting and tax fees	20	28	19	9	21	5
Accrued shareholder report expenses	5	4	4	2	7	1
Accrued trustees’ fees and expenses and deferred compensation	4	6	2	1	5	1
Accrued other	42	37	35	5	44	3
Total Liabilities	7,228	1,880	2,294	2,032	4,077	557
NET ASSETS	$488,637	$624,457	$480,327	$155,978	$1,136,711	$79,537
NET ASSETS CONSIST OF:
Paid-in capital (2)	$697,911	$877,512	$577,131	$130,684	$1,504,119	$118,655
Undistributed/accumulated earnings (deficit) (2)	(209,274)	(253,055)	(96,804)	25,294	(367,408)	(39,118)
NET ASSETS	$488,637	$624,457	$480,327	$155,978	$1,136,711	$79,537
Class I Shares:
Net Assets	$107,339	$366,713	$156,905	$155,967	$283,486	$79,528
Shares outstanding, $.001 par value (unlimited shares authorized)	11,672	31,387	14,815	11,126	17,423	18,911
Net Asset Value Per Share	$9.20	$11.68	$10.59	$14.02	$16.27	$4.21
Class P Shares:
Net Assets	$381,298	$257,744	$323,422	$11	$853,225	$9
Shares outstanding, $.001 par value (unlimited shares authorized)	35,572	22,012	25,453	1	50,840	2
Net Asset Value Per Share	$10.72	$11.71	$12.71	$15.15	$16.78	$5.25

Investments, at cost	$406,365	$604,360	$373,572	$102,913	$915,266	$74,327
Repurchase agreements, at cost	16,603	9,059	11,163	6,629	17,165	1,676
Foreign currency held, at cost	-	-	-	-	-	744

(1)	Includes cash collateral segregated for open futures contracts in the Small-Cap Index Portfolio of $1,023.
(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

(In thousands, except per share amounts)

	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio	American Funds Asset Allocation Portfolio	Pacific Dynamix – Conservative Growth Portfolio
ASSETS
Investments, at value	$1,405,932	$2,110,835	$1,085,354	$1,630,273	$373,945	$-
Investments in affiliates, at value	-	-	-	-	-	191,880
Repurchase agreements, at value	46,810	12,751	13,845	19,451	-	-
Cash (1)	-	173	-	1,257	-	-
Foreign currency held, at value	2,296	4,291	2,758	11,021	-	-
Receivables:
Dividends and interest	3,012	7,065	2,891	6,954	-	-
Fund shares sold	165	262	84	207	634	510
Securities sold	4,156	2,050	9,231	23,224	-	-
Variation margin	-	-	-	633	-	-
Due from adviser	-	-	-	-	-	5
Forward foreign currency contracts appreciation	-	-	-	7,136	-	-
Other assets	20	8	8	41	1	1
Total Assets	1,462,391	2,137,435	1,114,171	1,700,197	374,580	192,396
LIABILITIES
Payables:
Fund shares redeemed	694	65	12	179	-	-
Securities purchased	6,783	2,064	6,488	18,415	634	510
Accrued advisory fees	912	1,276	722	846	119	30
Accrued service fees	17	16	2	13	16	8
Accrued support service expenses	5	8	3	4	1	-
Accrued custodian, and portfolio accounting and tax fees	190	119	78	77	6	10
Accrued shareholder report expenses	16	26	17	16	4	2
Accrued trustees’ fees and expenses and deferred compensation	7	12	4	12	1	1
Accrued foreign capital gains tax	26	-	-	-	-	-
Accrued other	36	45	24	43	5	2
Forward foreign currency contracts depreciation	-	-	117	6,626	-	-
Total Liabilities	8,686	3,631	7,467	26,231	786	563
NET ASSETS	$1,453,705	$2,133,804	$1,106,704	$1,673,966	$373,794	$191,833
NET ASSETS CONSIST OF:
Paid-in capital (2), (3)	$1,239,045	$2,259,061	$1,346,734	$3,203,314	$330,009	$192,702
Undistributed/accumulated earnings (deficit) (3)					43,785	(869)
Undistributed net investment income (2)	1,912	32,760	18,041	39,308
Undistributed/accumulated net realized gain (loss) (2)	48,782	(259,051)	(250,120)	(1,497,439)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (2)	163,966	101,034	(7,951)	(71,217)
NET ASSETS	$1,453,705	$2,133,804	$1,106,704	$1,673,966	$373,794	$191,833
Class I Shares:
Net Assets	$416,457	$371,915	$38,532	$296,958	$373,794	$191,833
Shares outstanding, $.001 par value (unlimited shares authorized)	31,775	62,828	6,807	33,923	25,623	16,949
Net Asset Value Per Share	$13.11	$5.92	$5.66	$8.75	$14.59	$11.32
Class P Shares:
Net Assets	$1,037,248	$1,761,889	$1,068,172	$1,377,008
Shares outstanding, $.001 par value (unlimited shares authorized)	77,303	280,266	139,436	142,340
Net Asset Value Per Share	$13.42	$6.29	$7.66	$9.67

Investments, at cost	$1,241,399	$2,009,686	$1,093,173	$1,703,178	$332,243	$-
Investments in affiliates, at cost	-	-	-	-	-	188,932
Repurchase agreements, at cost	46,810	12,751	13,845	19,451	-	-
Foreign currency held, at cost	2,797	4,304	2,769	11,048	-	-

(1)	Includes cash collateral segregated for open futures contracts in the International Value Portfolio of $1,257.
(2)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 12 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

(In thousands, except per share amounts)

	Pacific Dynamix – Moderate Growth Portfolio	Pacific Dynamix – Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio
ASSETS
Investments in affiliates, at value	$444,003	$249,181	$3,387,000	$4,468,251	$14,813,439	$12,692,834
Receivables:
Fund shares sold	825	164	1,092	48	76	12
Securities sold	-	-	-	2,128	3,492	5,212
Due from adviser	16	13	-	-	-	-
Prepaid expenses and other assets	1	-	7	8	29	26
Total Assets	444,845	249,358	3,388,099	4,470,435	14,817,036	12,698,084
LIABILITIES
Payables:
Fund shares redeemed	1	-	6	2,176	3,568	5,224
Securities purchased	825	164	1,086	-	-	-
Accrued advisory fees	69	39	-	-	-	-
Accrued service fees	19	11	147	193	637	544
Accrued support service expenses	1	-	4	5	19	16
Accrued custodian, and portfolio accounting and tax fees	9	10	11	13	14	14
Accrued shareholder report expenses	5	3	92	111	404	349
Accrued trustees’ fees and expenses and deferred compensation	1	1	9	11	39	33
Accrued other	4	3	43	53	193	167
Total Liabilities	934	231	1,398	2,562	4,874	6,347
NET ASSETS	$443,911	$249,127	$3,386,701	$4,467,873	$14,812,162	$12,691,737
NET ASSETS CONSIST OF:
Paid-in capital (1)	$431,247	$241,203	$3,217,221	$4,298,085	$14,338,133	$12,418,187
Undistributed earnings (1)	12,664	7,924	169,480	169,788	474,029	273,550
NET ASSETS	$443,911	$249,127	$3,386,701	$4,467,873	$14,812,162	$12,691,737
Class I Shares:
Net Assets	$443,911	$249,127	$3,386,701	$4,467,873	$14,812,162	$12,691,737
Shares outstanding, $.001 par value (unlimited shares authorized)	34,796	19,135	326,805	439,276	1,491,400	1,308,059
Net Asset Value Per Share	$12.76	$13.02	$10.36	$10.17	$9.93	$9.70

Investments in affiliates, at cost	$433,498	$242,586	$3,364,068	$4,487,451	$15,154,513	$13,203,907

(1)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

(In thousands, except per share amounts)

Portfolio Optimization Aggressive- Growth Portfolio
ASSETS
Investments in affiliates, at value	$2,647,887
Receivables:
Fund shares sold	1,026
Prepaid expenses and other assets	6
Total Assets	2,648,919
LIABILITIES
Payables:
Fund shares redeemed	144
Securities purchased	882
Accrued service fees	113
Accrued support service expenses	3
Accrued custodian, and portfolio accounting and tax fees	13
Accrued shareholder report expenses	75
Accrued trustees’ fees and expenses and deferred compensation	7
Accrued other	36
Total Liabilities	1,273
NET ASSETS	$2,647,646
NET ASSETS CONSIST OF:
Paid-in capital (1)	$2,629,266
Undistributed earnings (1)	18,380
NET ASSETS	$2,647,646
Class I Shares:
Net Assets	$2,647,646
Shares outstanding, $.001 par value (unlimited shares authorized)	279,944
Net Asset Value Per Share	$9.46

Investments in affiliates, at cost	$2,788,570

(1)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

(In thousands)

	Cash Management Portfolio	Diversified Bond Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio	Inflation Protected Portfolio
INVESTMENT INCOME
Dividends	$-	$60	$-	$461	$120	$-
Interest	333	58,438	28,432	48,565	42,100	10,586
Other	-	52	505	83	-	-
Total Investment Income	333	58,550	28,937	49,109	42,220	10,586

EXPENSES
Advisory fees	539	6,302	3,860	2,615	4,906	2,645
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	704	108	79	358	691	25
Support services expenses	13	52	18	23	44	26
Custodian fees and expenses	10	53	12	15	61	31
Portfolio accounting and tax fees	50	165	202	78	139	66
Shareholder report expenses	10	42	15	19	39	19
Legal and audit fees	12	434	19	85	42	25
Trustees’ fees and expenses	5	22	8	10	19	11
Interest expense and commitment fees	1	27	1	2	676	2
Offering expenses	-	-	-	-	-	5
Other	5	18	7	9	19	8
Total Expenses	1,349	7,223	4,221	3,214	6,636	2,863
Advisory Fee Waiver (1)	-	-	(516)	-	-	-
Adviser Reimbursement (2)	(1,016)	-	-	-	-	-
Net Expenses	333	7,223	3,705	3,214	6,636	2,863
NET INVESTMENT INCOME (LOSS)	-	51,327	25,232	45,895	35,584	7,723

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	-	13,993	3,102	11,810	32,113	29,022
Futures contracts and swap transactions	-	(11,908)	-	12	4,896	18,345
Written option transactions	-	1,584	-	-	6,485	1,510
Foreign currency transactions	-	7,276	-	-	10,135	(8,154)
Net Realized Gain (Loss)	-	10,945	3,102	11,822	53,629	40,723

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	83,972	12,408	29,439	65,530	1,715
Unfunded loan commitments	-	2	14	-	-	-
Short positions	-	-	-	-	8	-
Futures contracts and swaps	-	621	-	-	1,267	(1,194)
Written options	-	860	-	-	(5,454)	154
Foreign currencies	-	(2,414)	-	-	(10,640)	4,408
Change in Net Unrealized Appreciation (Depreciation)	-	83,041	12,422	29,439	50,711	5,083
NET GAIN (LOSS)	-	93,986	15,524	41,261	104,340	45,806
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$-	$145,313	$40,756	$87,156	$139,924	$53,529

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 6 in Notes to Financial Statements).
(2)	Pacific Life Fund Advisors LLC reimbursed expenses for the Cash Management Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

(In thousands)

	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio (1)	American Funds Growth Portfolio	American Funds Growth-Income Portfolio	Comstock Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,962	$-	$-	$-	$-	$28,045
Dividends from mutual fund investments	-	-	-	1,011	3,029	-
Interest, net of foreign taxes withheld	113,491	20,097	8,257	-	-	3
Other	41	-	-	-	-	-
Total Investment Income	115,494	20,097	8,257	1,011	3,029	28,048

EXPENSES
Advisory fees	11,592	4,197	1,166	2,445	4,186	7,742
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	1,446	245	-	214	198	122
Support services expenses	102	31	5	13	20	37
Custodian fees and expenses	208	24	55	-	-	22
Portfolio accounting and tax fees	313	98	24	9	8	96
Shareholder report expenses	84	25	4	10	16	30
Legal and audit fees	618	338	6	12	19	99
Trustees’ fees and expenses	44	13	2	5	9	16
Interest expense and commitment fees	87	2	1	-	-	3
Offering expenses	-	-	8	-	-	-
Other	34	12	2	7	8	19
Total Expenses	14,528	4,985	1,273	2,715	4,464	8,186
Advisory Fee Waiver (2)	-	-	-	(1,108)	(1,909)	(167)
Net Expenses	14,528	4,985	1,273	1,607	2,555	8,019
NET INVESTMENT INCOME (LOSS)	100,966	15,112	6,984	(596)	474	20,029

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (3)	80,589	3,556	(3,077)	26,349	16,911	79,404
Futures contracts and swap transactions	(32,088)	(2)	-	-	-	(2,672)
Written option transactions	9,061	-	-	-	-	-
Foreign currency transactions	42,893	(41)	3,125	-	-	(22)
Net Realized Gain	100,455	3,513	48	26,349	16,911	76,710

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	80,610	13,996	(6,782)	40,350	75,416	84,464
Short positions	2,868	-	-	-	-	-
Futures contracts and swaps	66,809	348	-	-	-	-
Written options	479	-	-	-	-	-
Foreign currencies	(12,242)	41	(933)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	138,524	14,385	(7,715)	40,350	75,416	84,464
NET GAIN (LOSS)	238,979	17,898	(7,667)	66,699	92,327	161,174
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$339,945	$33,010	($683)	$66,103	$92,801	$181,203

Foreign taxes withheld on dividends and interest	$5	$-	$-	$-	$-	$708

(1)	Operations commenced on April 30, 2012.
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the American Funds Growth, American Funds Growth-Income and Comstock Portfolios (see Note 6 in Notes to Financial Statements).
(3)	Realized loss on investment security transactions for the Managed Bond and Emerging Markets Debt Portfolios is net of foreign capital gains tax withheld of $77 and $2,593, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

(In thousands)

	Dividend Growth Portfolio	Equity Index Portfolio	Focused 30 Portfolio	Growth LT Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$10,872	$25,004	$410	$4,914	$3,609	$41,200
Interest, net of foreign taxes withheld	2	1	2	18	1	27
Total Investment Income	10,874	25,005	412	4,932	3,610	41,227

EXPENSES
Advisory fees	3,238	583	430	2,624	4,400	8,845
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	165	806	116	430	137	304
Support services expenses	18	41	2	18	21	49
Custodian fees and expenses	12	29	6	25	14	33
Portfolio accounting and tax fees	42	98	7	45	56	112
Shareholder report expenses	14	34	2	15	18	41
Legal and audit fees	128	183	85	125	74	151
Trustees’ fees and expenses	7	18	1	8	9	21
Interest expense and commitment fees	1	2	-	1	4	4
Other	11	22	1	7	11	26
Total Expenses	3,636	1,816	650	3,298	4,744	9,586
Advisory Fee Waiver (1)	-	-	-	-	(156)	-
Net Expenses	3,636	1,816	650	3,298	4,588	9,586
NET INVESTMENT INCOME (LOSS)	7,238	23,189	(238)	1,634	(978)	31,641

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	46,525	111,585	(2,916)	127,380	118,843	105,133
Futures contracts transactions	439	1,086	-	(772)	-	(2,814)
Written option transactions	-	-	-	1,123	-	-
Foreign currency transactions	8	-	(1)	876	-	(38)
Net Realized Gain (Loss)	46,972	112,671	(2,917)	128,607	118,843	102,281
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	22,239	80,860	19,416	(16,233)	21,078	142,505
Futures contracts	-	731	-	-	-	-
Foreign currencies	(1)	-	-	(1,653)	-	(5)
Change in Net Unrealized Appreciation (Depreciation)	22,238	81,591	19,416	(17,886)	21,078	142,500
NET GAIN	69,210	194,262	16,499	110,721	139,921	244,781
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,448	$217,451	$16,261	$112,355	$138,943	$276,422

Foreign taxes withheld on dividends and interest	$34	$-	$8	$125	$-	$1,337

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Large-Cap Growth Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

(In thousands)

	Long/Short Large-Cap Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$19,811	$12,102	$10,507	$7,772	$9,792	$12,129
Interest, net of foreign taxes withheld	4	-	3	2	2	2
Securities lending	72	-	-	-	-	-
Total Investment Income	19,887	12,102	10,510	7,774	9,794	12,131

EXPENSES
Advisory fees	7,564	3,255	5,301	3,662	4,170	3,884
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	28	550	329	216	42	43
Support services expenses	27	25	31	18	18	18
Custodian fees and expenses	26	15	19	16	13	15
Portfolio accounting and tax fees	71	57	70	65	41	58
Shareholder report expenses	21	20	24	15	15	14
Legal and audit fees	24	173	491	194	18	142
Trustees’ fees and expenses	11	11	13	8	8	8
Interest expense and commitment fees	939	3	2	1	1	1
Dividend expenses	5,340	-	-	-	-	-
Other	14	14	16	11	11	12
Total Expenses	14,065	4,123	6,296	4,206	4,337	4,195
Net Expenses	14,065	4,123	6,296	4,206	4,337	4,195
NET INVESTMENT INCOME	5,822	7,979	4,214	3,568	5,457	7,936

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	55,220	97,004	141,721	40,008	65,235	18,068
Closed short positions	(12,141)	-	-	-	-	-
Futures contracts transactions	1,488	(325)	1,524	94	(4,078)	(916)
Foreign currency transactions	(1)	1	-	(90)	(4)	-
Net Realized Gain	44,566	96,680	143,245	40,012	61,153	17,152
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	94,902	22,334	(71,066)	22,342	(27,186)	5,720
Short positions	(10,668)	-	-	-	-	-
Futures contracts	649	-	-	-	-	403
Foreign currencies	-	-	-	(7)	1	-
Change in Net Unrealized Appreciation (Depreciation)	84,883	22,334	(71,066)	22,335	(27,185)	6,123
NET GAIN	129,449	119,014	72,179	62,347	33,968	23,275
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$135,271	$126,993	$76,393	$65,915	$39,425	$31,211

Foreign taxes withheld on dividends and interest	$2	$5	$-	$204	$-	$9

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

(In thousands)

	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,054	$4,064	$6,257	$243	$7,435	$230
Interest, net of foreign taxes withheld	1	-	1	-	1	-
Total Investment Income	2,055	4,064	6,258	243	7,436	230

EXPENSES
Advisory fees	1,668	717	1,870	646	3,120	382
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	113	371	165	143	271	85
Support services expenses	10	8	9	2	11	1
Custodian fees and expenses	7	12	6	2	7	3
Portfolio accounting and tax fees	25	31	22	10	25	6
Shareholder report expenses	8	6	7	2	9	1
Legal and audit fees	198	178	165	24	206	11
Trustees’ fees and expenses	4	3	4	1	5	1
Interest expense and commitment fees	1	1	-	-	1	1
Other	7	7	6	1	7	1
Total Expenses	2,041	1,334	2,254	831	3,662	492
Net Expenses	2,041	1,334	2,254	831	3,662	492
NET INVESTMENT INCOME (LOSS)	14	2,730	4,004	(588)	3,774	(262)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	53,270	5,180	11,237	14,251	10,340	3,501
Futures contracts transactions	124	(141)	-	-	(1,493)	-
Foreign currency transactions	-	-	-	6	14	(1)
Net Realized Gain	53,394	5,039	11,237	14,257	8,861	3,500
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(13,711)	27,641	(6,237)	14,998	71,360	1,400
Futures contracts	-	744	-	-	-	-
Foreign currencies	-	-	-	-	-	9
Change in Net Unrealized Appreciation (Depreciation)	(13,711)	28,385	(6,237)	14,998	71,360	1,409
NET GAIN	39,683	33,424	5,000	29,255	80,221	4,909
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,697	$36,154	$9,004	$28,667	$83,995	$4,647

Foreign taxes withheld on dividends and interest	$-	$5	$58	$16	$48	$1

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

(In thousands)

	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio	American Funds Asset Allocation Portfolio	Pacific Dynamix – Conservative Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$17,207	$42,481	$25,407	$43,453	$-	$-
Dividends from mutual fund investments	-	-	-	-	1,783	-
Dividends from affiliated mutual fund investments	-	-	-	-	-	974
Interest, net of foreign taxes withheld	-	5	1	3	-	-
Other	-	-	1	-	-	-
Total Investment Income	17,207	42,486	25,409	43,456	1,783	974

EXPENSES
Advisory fees	6,072	8,783	4,973	5,044	1,235	163
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	420	379	41	301	330	163
Support services expenses	26	40	20	26	5	3
Custodian fees and expenses	162	82	38	52	-	-
Portfolio accounting and tax fees	154	145	123	69	9	14
Shareholder report expenses	21	32	16	21	4	2
Legal and audit fees	87	86	49	130	5	3
Trustees’ fees and expenses	11	17	9	11	2	1
Interest expense and commitment fees	2	4	1	2	-	-
Other	9	20	9	11	1	1
Total Expenses	6,964	9,588	5,279	5,667	1,591	350
Advisory Fee Waiver (1)	-	-	(118)	-	(560)	-
Adviser Reimbursement (2)	-	-	-	-	-	(31)
Net Expenses	6,964	9,588	5,161	5,667	1,031	319
NET INVESTMENT INCOME	10,243	32,898	20,248	37,789	752	655

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (3)	64,577	14,856	284	(68,315)	1,331	-
Investment securities from affiliated mutual fund investments	-	-	-	-	-	323
Futures contracts transactions	-	(1,097)	-	(2,998)	-	-
Foreign currency transactions	(695)	(833)	(104)	(2,587)	-	-
Capital gain distributions from affiliated mutual fund investments	-	-	-	-	-	1,013
Net Realized Gain (Loss)	63,882	12,926	180	(73,900)	1,331	1,336
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (4)	43,396	99,356	23,757	83,823	20,310	-
Investment securities from affiliated mutual fund investments	-	-	-	-	-	4,667
Futures contracts	-	-	-	1,203	-	-
Foreign currencies	(79)	(21)	(151)	2,882	-	-
Change in Net Unrealized Appreciation	43,317	99,335	23,606	87,908	20,310	4,667
NET GAIN	107,199	112,261	23,786	14,008	21,641	6,003
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,442	$145,159	$44,034	$51,797	$22,393	$6,658

Foreign taxes withheld on dividends and interest	$1,110	$4,348	$2,388	$3,985	$-	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the International Small-Cap and American Funds Asset Allocation Portfolios (see Note 6 in Notes to Financial Statements).
(2)	Pacific Life Fund Advisors LLC reimbursed expenses for the Pacific Dynamix – Conservative Growth Portfolio (see Note 7B in Notes to Financial Statements).
(3)	Realized gain on investment security transactions for the Emerging Markets Portfolio is net of foreign capital gains tax withheld of $1.
(4)	Change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $87.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

(In thousands)

	Pacific Dynamix – Moderate Growth Portfolio	Pacific Dynamix – Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,602	$442	$49,190	$56,221	$148,505	$90,766
Total Investment Income	1,602	442	49,190	56,221	148,505	90,766

EXPENSES
Advisory fees	373	230	1,668	2,141	7,507	6,486
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	373	230	3,337	4,281	15,014	12,972
Support services expenses	6	4	61	74	271	234
Portfolio accounting and tax fees	14	14	16	17	19	19
Shareholder report expenses	5	3	45	56	201	174
Legal and audit fees	6	3	58	71	256	221
Trustees’ fees and expenses	2	2	27	32	117	101
Offering expenses	-	-	7	7	7	7
Other	1	1	18	21	75	65
Total Expenses	780	487	5,237	6,700	23,467	20,279
Advisory Fee Waiver (1)	-	-	(1,668)	(2,141)	(7,507)	(6,486)
Adviser Reimbursement (2)	(90)	(73)	-	-	-	-
Net Expenses	690	414	3,569	4,559	15,960	13,793
NET INVESTMENT INCOME	912	28	45,621	51,662	132,545	76,973

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	1,053	802	34,854	38,413	145,637	106,517
Capital gain distributions from affiliated mutual fund investments	3,253	2,313	66,449	98,913	547,353	613,504
Net Realized Gain	4,306	3,115	101,303	137,326	692,990	720,021
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments	11,824	8,220	29,317	47,327	106,755	45,660
Change in Net Unrealized Appreciation	11,824	8,220	29,317	47,327	106,755	45,660
NET GAIN	16,130	11,335	130,620	184,653	799,745	765,681
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,042	$11,363	$176,241	$236,315	$932,290	$842,654

(1)	Pacific Life Fund Advisors LLC waived its advisory fees for the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate and Portfolio Optimization Growth Portfolios (see Note 6 in Notes to Financial Statements).
(2)	Pacific Life Fund Advisors LLC reimbursed expenses for the Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (see Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

(In thousands)

Portfolio Optimization Aggressive- Growth Portfolio
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$12,260
Total Investment Income	12,260

EXPENSES
Advisory fees	1,371
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	2,742
Support services expenses	50
Portfolio accounting and tax fees	18
Shareholder report expenses	37
Legal and audit fees	47
Trustees’ fees and expenses	21
Offering expenses	7
Other	14
Total Expenses	4,307
Advisory Fee Waiver (1)	(1,371)
Net Expenses	2,936
NET INVESTMENT INCOME	9,324

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	17,488
Capital gain distributions from affiliated mutual fund investments	142,109
Net Realized Gain	159,597
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments	24,718
Change in Net Unrealized Appreciation	24,718
NET GAIN	184,315
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$193,639

(1)	Pacific Life Fund Advisors LLC waived its advisory fees for the Portfolio Optimization Aggressive-Growth Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	Cash Management Portfolio		Diversified Bond Portfolio		Floating Rate Loan Portfolio
OPERATIONS
Net investment income	$-	$-	$51,327	$101,765	$25,232	$59,782
Net realized gain (loss)	-	(4)	10,945	91,172	3,102	(402)
Change in net unrealized appreciation (depreciation)	-	-	83,041	(12,648)	12,422	(33,134)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	(4)	145,313	180,289	40,756	26,246
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(7)	-	(971)	(64,451)	(1,570)	(60,692)
Class P	-	-	(47,883)	(24,179)	(23,643)	(13,322)
Net realized gains
Class I	-	-	(962)	-	-	-
Class P	-	-	(21,787)	-	-	-
Net Decrease from Dividends and Distributions to Shareholders	(7)	-	(71,603)	(88,630)	(25,213)	(74,014)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	192,158	720,592	19,724	58,945	8,363	29,997
Class P	-	39	395,844	3,169,674	27,236	1,043,685
Dividend and distribution reinvestments
Class I	7	-	1,933	64,451	1,570	60,692
Class P	-	-	69,670	24,179	23,643	13,322
Cost of shares repurchased
Class I	(354,996)	(750,397)	(20,322)	(2,998,805)	(12,466)	(1,018,268)
Class P	-	-	(153,825)	(311,382)	(147,533)	(76,537)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(162,831)	(29,766)	313,024	7,062	(99,187)	52,891
NET INCREASE (DECREASE) IN NET ASSETS	(162,838)	(29,770)	386,734	98,721	(83,644)	5,123
NET ASSETS
Beginning of Year or Period	831,490	861,260	3,055,622	2,956,901	1,052,356	1,047,233
End of Year or Period	$668,652	$831,490	$3,442,356	$3,055,622	$968,712	$1,052,356
Undistributed/Accumulated Net Investment Income (Loss)	($152)	($145)	$19,617	$17,144	$10,178	$10,158

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Period Ended December 31, 2011
	High Yield Bond Portfolio		Inflation Managed Portfolio		Inflation Protected Portfolio (3)
OPERATIONS
Net investment income (loss)	$45,895	$92,767	$35,584	$88,578	$7,723	($950)
Net realized gain	11,822	33,551	53,629	305,354	40,723	56,784
Change in net unrealized appreciation (depreciation)	29,439	(85,344)	50,711	31,041	5,083	42,512
Net Increase in Net Assets Resulting from Operations	87,156	40,974	139,924	424,973	53,529	98,346
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(12,459)	(68,867)	(16,363)	(76,091)	(122)	(510)
Class P	(33,589)	(19,046)	(31,781)	(10,061)	(7,655)	(24,243)
Net realized gains
Class I	-	-	(113,636)	(205,225)	(106)	(326)
Class P	-	-	(167,504)	-	(5,649)	(24,475)
Net Decrease from Dividends and Distributions to Shareholders	(46,048)	(87,913)	(329,284)	(291,377)	(13,532)	(49,554)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	74,380	144,182	32,258	104,878	13,776	56,435
Class P	49,234	1,092,067	198,912	2,247,381	151,420	1,544,545
Dividend and distribution reinvestments
Class I	12,459	68,867	129,999	281,316	228	836
Class P	33,589	19,046	199,285	10,061	13,304	48,718
Cost of shares repurchased
Class I	(79,034)	(1,022,795)	(53,832)	(4,320,130)	(4,992)	(37,480)
Class P	(262,189)	(69,121)	(1,300,868)	(283,626)	(61,091)	(215,134)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(171,561)	232,246	(794,246)	(1,960,120)	112,645	1,397,920
NET INCREASE (DECREASE) IN NET ASSETS	(130,453)	185,307	(983,606)	(1,826,524)	152,642	1,446,712
NET ASSETS
Beginning of Year or Period	1,363,572	1,178,265	2,772,407	4,598,931	1,446,712	-
End of Year or Period	$1,233,119	$1,363,572	$1,788,801	$2,772,407	$1,599,354	$1,446,712
Undistributed Net Investment Income	$16,778	$16,931	$27,916	$40,476	$1,526	$1,580

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	Operations commenced on May 2, 2011.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)
	Managed Bond Portfolio		Short Duration Bond Portfolio		Emerging Markets Debt Portfolio (3)
OPERATIONS
Net investment income	$100,966	$209,726	$15,112	$23,218	$6,984
Net realized gain	100,455	67,134	3,513	2,222	48
Change in net unrealized appreciation (depreciation)	138,524	(37,866)	14,385	(9,927)	(7,715)
Net Increase (Decrease) in Net Assets Resulting from Operations	339,945	238,994	33,010	15,513	(683)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(39,972)	(105,416)	(659)	(15,061)	-
Class P	(121,640)	(59,211)	(9,403)	(8,448)	-
Net realized gains
Class I	(1,649)	(214,428)	-	-	-
Class P	(4,212)	-	-	-	-
Net Decrease from Dividends and Distributions to Shareholders	(167,473)	(379,055)	(10,062)	(23,509)	-
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	57,348	119,524	42,644	62,589	633
Class P	283,876	5,011,295	1,007,055	1,665,839	929,180
Dividend and distribution reinvestments
Class I	41,621	319,844	659	15,061	-
Class P	125,852	59,211	9,403	8,448	-
Cost of shares repurchased
Class I	(83,248)	(5,271,347)	(32,529)	(1,471,602)	(10)
Class P	(1,170,415)	(387,003)	(61,786)	(132,630)	(6,483)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(744,966)	(148,476)	965,446	147,705	923,320
NET INCREASE (DECREASE) IN NET ASSETS	(572,494)	(288,537)	988,394	139,709	922,637
NET ASSETS
Beginning of Year or Period	6,087,735	6,376,272	1,773,726	1,634,017	-
End of Year or Period	$5,515,241	$6,087,735	$2,762,120	$1,773,726	$922,637
Undistributed Net Investment Income	$79,148	$139,794	$6,050	$1,000	$6,984

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	Operations commenced on April 30, 2012.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	American Funds Growth Portfolio		American Funds Growth-Income Portfolio		Comstock Portfolio
OPERATIONS
Net investment income (loss)	($596)	$2,324	$474	$15,071	$20,029	$34,091
Net realized gain (loss)	26,349	(64,670)	16,911	(214,656)	76,710	112,339
Change in net unrealized appreciation (depreciation)	40,350	31,695	75,416	176,514	84,464	(186,507)
Net Increase (Decrease) in Net Assets Resulting from Operations	66,103	(30,651)	92,801	(23,071)	181,203	(40,077)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	(480)	-	(1,980)	-	(12,340)
Class P	(374)	(1,470)	(2,941)	(10,150)	(7,621)	(14,130)
Net realized gains
Class I	-	-	-	-	(6,235)	(16,362)
Class P	-	-	-	-	(106,104)	-
Net Decrease from Dividends and Distributions to Shareholders	(374)	(1,950)	(2,941)	(12,130)	(119,960)	(42,832)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	10,491	29,679	4,394	13,425	8,910	11,616
Class P	-	538,109	-	982,214	380,075	2,147,709
Dividend and distribution reinvestments
Class I	-	480	-	1,980	6,235	28,702
Class P	374	1,470	2,941	10,150	113,725	14,130
Cost of shares repurchased
Class I	(25,183)	(822,549)	(13,374)	(1,220,496)	(11,141)	(2,129,067)
Class P	(437,128)	(48)	(357,057)	(68)	(172,085)	(120,659)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(451,446)	(252,859)	(363,096)	(212,795)	325,719	(47,569)
NET INCREASE (DECREASE) IN NET ASSETS	(385,717)	(285,460)	(273,236)	(247,996)	386,962	(130,478)
NET ASSETS
Beginning of Year or Period	711,417	996,877	1,147,156	1,395,152	2,073,163	2,203,641
End of Year or Period	$325,700	$711,417	$873,920	$1,147,156	$2,460,125	$2,073,163
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
N/A	Not applicable (see Net Assets Consists of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	Dividend Growth Portfolio		Equity Index Portfolio		Focused 30 Portfolio
OPERATIONS
Net investment income (loss)	$7,238	$14,266	$23,189	$47,602	($238)	($463)
Net realized gain (loss)	46,972	17,229	112,671	(11,745)	(2,917)	11,619
Change in net unrealized appreciation (depreciation)	22,238	3,492	81,591	12,491	19,416	(23,353)
Net Increase (Decrease) in Net Assets Resulting from Operations	76,448	34,987	217,451	48,348	16,261	(12,197)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	(5,620)	(2,289)	(23,460)	-	-
Class P	(3,126)	(5,520)	(8,244)	(13,610)	-	-
Net realized gains
Class I	(3,731)	(52,880)	-	-	(11,617)	-
Class P	(13,498)	-	-	-	(1)	-
Net Decrease from Dividends and Distributions to Shareholders	(20,355)	(64,020)	(10,533)	(37,070)	(11,618)	-
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	14,779	27,193	47,999	50,799	17,785	12,041
Class P	3,201	918,884	5,771	1,733,955	-	10
Dividend and distribution reinvestments
Class I	3,731	58,500	2,289	23,460	11,617	-
Class P	16,624	5,520	8,244	13,610	1	-
Cost of shares repurchased
Class I	(16,824)	(984,468)	(63,631)	(1,974,748)	(18,394)	(48,036)
Class P	(261,997)	(72,559)	(520,406)	(142,256)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(240,486)	(46,930)	(519,734)	(295,180)	11,009	(35,985)
NET INCREASE (DECREASE) IN NET ASSETS	(184,393)	(75,963)	(312,816)	(283,902)	15,652	(48,182)
NET ASSETS
Beginning of Year or Period	1,004,063	1,080,026	2,358,119	2,642,021	101,119	149,301
End of Year or Period	$819,670	$1,004,063	$2,045,303	$2,358,119	$116,771	$101,119
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	Growth LT Portfolio		Large-Cap Growth Portfolio		Large-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	$1,634	$8,344	($978)	($2,456)	$31,641	$58,685
Net realized gain	128,607	191,447	118,843	180,858	102,281	78,354
Change in net unrealized appreciation (depreciation)	(17,886)	(269,969)	21,078	(156,925)	142,500	9,303
Net Increase (Decrease) in Net Assets Resulting from Operations	112,355	(70,178)	138,943	21,477	276,422	146,342
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(669)	(4,790)	-	-	-	(23,810)
Class P	(815)	(2,070)	-	-	(13,645)	(21,230)
Net realized gains
Class I	(146,739)	(54,565)	(23,548)	(159,514)	(7,725)	(12,868)
Class P	(44,709)	-	(157,310)	-	(70,630)	-
Net Decrease from Dividends and Distributions to Shareholders	(192,932)	(61,425)	(180,858)	(159,514)	(92,000)	(57,908)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	4,198	12,497	16,197	29,937	8,181	28,006
Class P	3,336	706,083	6,583	1,191,978	485,083	2,717,925
Dividend and distribution reinvestments
Class I	147,408	59,355	23,548	159,514	7,725	36,678
Class P	45,524	2,070	157,310	-	84,275	21,230
Cost of shares repurchased
Class I	(34,630)	(1,197,418)	(18,887)	(1,348,673)	(27,856)	(2,982,407)
Class P	(571,185)	(41,956)	(142,342)	(121,534)	(244,845)	(180,458)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(405,349)	(459,369)	42,409	(88,778)	312,563	(359,026)
NET INCREASE (DECREASE) IN NET ASSETS	(485,926)	(590,972)	494	(226,815)	496,985	(270,592)
NET ASSETS
Beginning of Year or Period	1,033,466	1,624,438	1,177,398	1,404,213	2,832,318	3,102,910
End of Year or Period	$547,540	$1,033,466	$1,177,892	$1,177,398	$3,329,303	$2,832,318
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	Long/Short Large-Cap Portfolio		Main Street Core Portfolio		Mid-Cap Equity Portfolio
OPERATIONS
Net investment income	$5,822	$10,596	$7,979	$13,301	$4,214	$8,829
Net realized gain	44,566	168,557	96,680	61,815	143,245	218,572
Change in net unrealized appreciation (depreciation)	84,883	(210,418)	22,334	(69,345)	(71,066)	(321,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	135,271	(31,265)	126,993	5,771	76,393	(94,515)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	(3,210)	-	(6,760)	-	(3,100)
Class P	(2,346)	(5,040)	(2,491)	(4,050)	(1,949)	(3,780)
Net realized gains
Class I	(3,946)	(165,499)	(23,509)	(115,329)	(66,096)	(268,886)
Class P	(164,610)	-	(38,304)	-	(152,476)	-
Net Decrease from Dividends and Distributions to Shareholders	(170,902)	(173,749)	(64,304)	(126,139)	(220,521)	(275,766)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	2,981	12,518	8,903	16,545	7,679	19,203
Class P	98,948	1,565,662	127,476	921,101	13,270	1,573,316
Dividend and distribution reinvestments
Class I	3,946	168,709	23,509	122,089	66,096	271,986
Class P	166,956	5,040	40,795	4,050	154,425	3,780
Cost of shares repurchased
Class I	(3,308)	(1,609,665)	(57,124)	(998,571)	(31,436)	(1,728,046)
Class P	(124,621)	(110,367)	(108,781)	(83,255)	(630,256)	(84,650)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	144,902	31,897	34,778	(18,041)	(420,222)	55,589
NET INCREASE (DECREASE) IN NET ASSETS	109,271	(173,117)	97,467	(138,409)	(564,350)	(314,692)
NET ASSETS
Beginning of Year or Period	1,428,745	1,601,862	1,381,251	1,519,660	1,716,788	2,031,480
End of Year or Period	$1,538,016	$1,428,745	$1,478,718	$1,381,251	$1,152,438	$1,716,788
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	$3,568	($2,873)	$5,457	$11,947	$7,936	$9,382
Net realized gain	40,012	198,906	61,153	100,829	17,152	43,828
Change in net unrealized appreciation (depreciation)	22,335	(268,190)	(27,185)	(170,913)	6,123	(88,809)
Net Increase (Decrease) in Net Assets Resulting from Operations	65,915	(72,157)	39,425	(58,137)	31,211	(35,599)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	-	-	(32,907)	-	(2,580)
Class P	-	-	(3,008)	(4,820)	(2,312)	(4,490)
Net realized gains
Class I	(47,680)	(74,196)	(3,727)	(212,605)	(2,166)	(161,674)
Class P	(151,224)	-	(97,101)	-	(41,662)	-
Net Decrease from Dividends and Distributions to Shareholders	(198,904)	(74,196)	(103,836)	(250,332)	(46,140)	(168,744)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	22,431	48,868	9,750	25,060	10,006	20,075
Class P	24,947	954,082	537,614	1,116,315	83,519	1,060,100
Dividend and distribution reinvestments
Class I	47,680	74,196	3,727	245,512	2,166	164,254
Class P	151,224	-	100,109	4,820	43,974	4,490
Cost of shares repurchased
Class I	(33,139)	(1,199,366)	(9,306)	(1,192,980)	(8,002)	(1,068,247)
Class P	(163,205)	(48,178)	(47,674)	(56,824)	(72,349)	(64,574)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	49,938	(170,398)	594,220	141,903	59,314	116,098
NET INCREASE (DECREASE) IN NET ASSETS	(83,051)	(316,751)	529,809	(166,566)	44,385	(88,245)
NET ASSETS
Beginning of Year or Period	992,236	1,308,987	1,010,689	1,177,255	1,001,124	1,089,369
End of Year or Period	$909,185	$992,236	$1,540,498	$1,010,689	$1,045,509	$1,001,124
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	Small-Cap Growth Portfolio		Small-Cap Index Portfolio		Small-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	$14	($3,342)	$2,730	$3,518	$4,004	$8,669
Net realized gain	53,394	63,463	5,039	10,126	11,237	49,014
Change in net unrealized appreciation (depreciation)	(13,711)	(77,838)	28,385	(34,979)	(6,237)	(42,569)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,697	(17,717)	36,154	(21,335)	9,004	15,114
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	-	(201)	(2,340)	(164)	(4,220)
Class P	-	-	(747)	(230)	(1,635)	(2,650)
Net realized gains
Class I	(15,481)	(78,108)	(5,974)	-	(17,922)	(81,508)
Class P	(47,983)	-	(4,152)	-	(31,092)	-
Net Decrease from Dividends and Distributions to Shareholders	(63,464)	(78,108)	(11,074)	(2,570)	(50,813)	(88,378)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	11,839	26,520	15,037	30,602	7,761	32,450
Class P	3,142	503,364	204,926	62,580	195	361,891
Dividend and distribution reinvestments
Class I	15,481	78,108	6,175	2,340	18,086	85,728
Class P	47,983	-	4,899	230	32,727	2,650
Cost of shares repurchased
Class I	(19,622)	(594,464)	(34,409)	(163,525)	(19,474)	(500,947)
Class P	(97,541)	(25,304)	(8,779)	(4,158)	(11,773)	(26,664)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,718)	(11,776)	187,849	(71,931)	27,522	(44,892)
NET INCREASE (DECREASE) IN NET ASSETS	(62,485)	(107,601)	212,929	(95,836)	(14,287)	(118,156)
NET ASSETS
Beginning of Year or Period	551,122	658,723	411,528	507,364	494,614	612,770
End of Year or Period	$488,637	$551,122	$624,457	$411,528	$480,327	$494,614
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(in thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	Health Sciences Portfolio		Real Estate Portfolio		Technology Portfolio
OPERATIONS
Net investment income (loss)	($588)	($1,234)	$3,774	$2,858	($262)	($425)
Net realized gain	14,257	7,834	8,861	49,991	3,500	6,979
Change in net unrealized appreciation (depreciation)	14,998	5,124	71,360	(15,078)	1,409	(11,110)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,667	11,724	83,995	37,771	4,647	(4,556)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	-	-	-	-	-
Class P	-	-	-	(3,270)	-	-
Net realized gains
Class I	(7,832)	(8,420)	(12,705)	(23,429)	(6,978)	(16,479)
Class P	(1)	-	(37,288)	-	(1)	-
Net Decrease from Dividends and Distributions to Shareholders	(7,833)	(8,420)	(49,993)	(26,699)	(6,979)	(16,479)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	15,212	43,552	15,309	57,333	13,540	29,017
Class P	-	10	505,523	373,453	-	10
Dividend and distribution reinvestments
Class I	7,832	8,420	12,705	23,429	6,978	16,479
Class P	1	-	37,288	3,270	1	-
Cost of shares repurchased
Class I	(11,587)	(37,593)	(22,653)	(468,431)	(11,057)	(42,324)
Class P	-	-	(39,177)	(30,711)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	11,458	14,389	508,995	(41,657)	9,462	3,182
NET INCREASE (DECREASE) IN NET ASSETS	32,292	17,693	542,997	(30,585)	7,130	(17,853)
NET ASSETS
Beginning of Year or Period	123,686	105,993	593,714	624,299	72,407	90,260
End of Year or Period	$155,978	$123,686	$1,136,711	$593,714	$79,537	$72,407
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	Emerging Markets Portfolio		International Large-Cap Portfolio		International Small-Cap Portfolio
OPERATIONS
Net investment income	$10,243	$14,327	$32,898	$40,972	$20,248	$21,055
Net realized gain	63,882	181,305	12,926	28,122	180	73,721
Change in net unrealized appreciation (depreciation)	43,317	(510,526)	99,335	(308,189)	23,606	(249,800)
Net Increase (Decrease) in Net Assets Resulting from Operations	117,442	(314,894)	145,159	(239,095)	44,034	(155,024)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	-	(17,154)	-	(30,068)	-	(24,193)
Class P	-	(3,964)	(10,033)	(8,479)	(2,031)	(7,063)
Net realized gains
Class I	(45,694)	-	-	-	-	-
Class P	(111,032)	-	-	-	-	-
Net Decrease from Dividends and Distributions to Shareholders	(156,726)	(21,118)	(10,033)	(38,547)	(2,031)	(31,256)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	32,077	69,096	12,490	65,315	6,801	14,342
Class P	34,786	1,243,522	59,781	2,190,840	39,820	1,287,789
Dividend and distribution reinvestments
Class I	45,694	17,154	-	30,068	-	24,193
Class P	111,032	3,964	10,033	8,479	2,031	7,063
Cost of shares repurchased
Class I	(30,892)	(1,390,570)	(25,192)	(2,192,234)	(6,298)	(988,247)
Class P	(97,402)	(62,759)	(253,212)	(109,429)	(66,195)	(64,924)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	95,295	(119,593)	(196,100)	(6,961)	(23,841)	280,216
NET INCREASE (DECREASE) IN NET ASSETS	56,011	(455,605)	(60,974)	(284,603)	18,162	93,936
NET ASSETS
Beginning of Year or Period	1,397,694	1,853,299	2,194,778	2,479,381	1,088,542	994,606
End of Year or Period	$1,453,705	$1,397,694	$2,133,804	$2,194,778	$1,106,704	$1,088,542
Undistributed/Accumulated Net Investment Income (Loss)	$1,912	($8,331)	$32,760	$9,895	$18,041	($176)

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	International Value Portfolio		American Funds Asset Allocation Portfolio		Pacific Dynamix – Conservative Growth Portfolio
OPERATIONS
Net investment income	$37,789	$44,469	$752	$4,291	$655	$3,465
Net realized gain (loss)	(73,900)	(133,961)	1,331	5,405	1,336	7,186
Change in net unrealized appreciation (depreciation)	87,908	(118,295)	20,310	(8,343)	4,667	(5,468)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,797	(207,787)	22,393	1,353	6,658	5,183
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(2,387)	(45,380)	(811)	(8,392)	-	(3,468)
Class P	(18,030)	(7,484)
Net realized gains
Class I	-	-	(5,406)	(3,462)	(7,187)	(7,041)
Class P	-	-
Net Decrease from Dividends and Distributions to Shareholders	(20,417)	(52,864)	(6,217)	(11,854)	(7,187)	(10,509)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	19,496	31,337	78,655	72,926	55,916	56,815
Class P	239,278	1,369,823
Dividend and distribution reinvestments
Class I	2,387	45,380	6,217	11,854	7,187	10,509
Class P	18,030	7,484
Cost of shares repurchased
Class I	(16,028)	(1,377,742)	(5,413)	(24,408)	(5,232)	(57,281)
Class P	(31,132)	(68,558)
Net Increase in Net Assets from Capital Share Transactions	232,031	7,724	79,459	60,372	57,871	10,043
NET INCREASE (DECREASE) IN NET ASSETS	263,411	(252,927)	95,635	49,871	57,342	4,717
NET ASSETS
Beginning of Year or Period	1,410,555	1,663,482	278,159	228,288	134,491	129,774
End of Year or Period	$1,673,966	$1,410,555	$373,794	$278,159	$191,833	$134,491
Undistributed Net Investment Income	$39,308	$21,936	N/A	N/A	N/A	N/A

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P. American Funds Asset Allocation and Pacific Dynamix - Conservative Growth Portfolios presented on this Statements of Changes in Net Assets offer Class I shares only (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Year/Period Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year/Period Ended December 31, 2011	Period Ended June 30, 2012 (2)	Period Ended December 31, 2011
	Pacific Dynamix – Moderate Growth Portfolio		Pacific Dynamix – Growth Portfolio		Portfolio Optimization Conservative Portfolio (3)
OPERATIONS
Net investment income	$912	$6,529	$28	$3,224	$45,621	$30,895
Net realized gain	4,306	7,476	3,115	4,907	101,303	3,813
Change in net unrealized appreciation (depreciation)	11,824	(14,033)	8,220	(12,250)	29,317	(6,385)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,042	(28)	11,363	(4,119)	176,241	28,323

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class I	-	(6,532)	-	(3,224)	(15)	(30,880)
Net realized gains - Class I	(7,475)	(4,894)	(4,908)	(3,323)	(3,813)	(376)
Net Decrease from Dividends and Distributions to Shareholders	(7,475)	(11,426)	(4,908)	(6,547)	(3,828)	(31,256)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	147,619	151,612	53,508	94,708	147,988	3,865,473
Dividend and distribution reinvestments - Class I	7,475	11,426	4,908	6,547	3,828	31,256
Cost of shares repurchased - Class I	(10,137)	(20,267)	(4,619)	(10,140)	(489,632)	(341,692)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	144,957	142,771	53,797	91,115	(337,816)	3,555,037
NET INCREASE (DECREASE) IN NET ASSETS	154,524	131,317	60,252	80,449	(165,403)	3,552,104

NET ASSETS
Beginning of Year or Period	289,387	158,070	188,875	108,426	3,552,104	-
End of Year or Period	$443,911	$289,387	$249,127	$188,875	$3,386,701	$3,552,104
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A
	Portfolio Optimization Moderate-Conservative Portfolio (3)		Portfolio Optimization Moderate Portfolio (3)		Portfolio Optimization Growth Portfolio (3)
OPERATIONS
Net investment income	$51,662	$30,739	$132,545	$99,459	$76,973	$67,139
Net realized gain (loss)	137,326	713	692,990	(10,432)	720,021	(12,372)
Change in net unrealized appreciation (depreciation)	47,327	(66,527)	106,755	(447,829)	45,660	(556,732)
Net Increase (Decrease) in Net Assets Resulting from Operations	236,315	(35,075)	932,290	(358,802)	842,654	(501,965)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class I	(15)	(30,724)	(49)	(99,410)	(32)	(67,107)
Net realized gains - Class I	(713)	-	-	-	-	-
Net Decrease from Dividends and Distributions to Shareholders	(728)	(30,724)	(49)	(99,410)	(32)	(67,107)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	381,202	4,379,619	216,957	16,043,212	24,277	13,967,454
Dividend and distribution reinvestments - Class I	728	30,724	49	99,410	32	67,107
Cost of shares repurchased - Class I	(188,093)	(306,095)	(849,818)	(1,171,677)	(717,109)	(923,574)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	193,837	4,104,248	(632,812)	14,970,945	(692,800)	13,110,987
NET INCREASE IN NET ASSETS	429,424	4,038,449	299,429	14,512,733	149,822	12,541,915

NET ASSETS
Beginning of Period	4,038,449	-	14,512,733	-	12,541,915	-
End of Period	$4,467,873	$4,038,449	$14,812,162	$14,512,733	$12,691,737	$12,541,915
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P. All portfolios presented on this Statements of Changes in Net Assets offer Class I shares only (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	Operations commenced on May 2, 2011.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

(In thousands)

	Period Ended June 30, 2012 (2)	Period Ended December 31, 2011
	Portfolio Optimization Aggressive-Growth Portfolio (3)
OPERATIONS
Net investment income	$9,324	$12,208
Net realized gain (loss)	159,597	(9,858)
Change in net unrealized appreciation (depreciation)	24,718	(165,401)
Net Increase (Decrease) in Net Assets Resulting from Operations	193,639	(163,051)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class I	(6)	(12,202)
Net realized gain - Class I	-	-
Net Decrease from Dividends and Distributions to Shareholders	(6)	(12,202)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	8,943	3,135,312
Dividend and distribution reinvestments - Class I	6	12,202
Cost of shares repurchased - Class I	(217,674)	(309,523)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(208,725)	2,837,991
NET INCREASE (DECREASE) IN NET ASSETS	(15,092)	2,662,738

NET ASSETS
Beginning of Period	2,662,738	-
End of Period	$2,647,646	$2,662,738
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended, under which, the Fund offers two separate share classes, Class I and Class P. The portfolio presented on this Statements of Changes in Net Assets offer Class I shares only (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.
(3)	Operations commenced on May 2, 2011.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

(In thousands)

	Inflation Managed Portfolio	Long/Short Large-Cap Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$139,924	$135,271
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(1,303,987)	(844,079)
Proceeds from disposition of long-term securities	3,042,733	872,342
Purchases to cover securities sold short	(1,081)	(245,267)
Proceeds from securities sold short	-	257,611
Proceeds (purchases) of short-term securities, net	192,888	(2,198)
Decrease in deposits with brokers for securities sold short	1,081	-
Increase in cash collateral received for securities on loan (2)	-	(9,920)
Decrease in dividends and interest receivable	12,056	179
(Increase) decrease in receivable for securities sold	81,323	(27,330)
Increase in receivable for swap agreements	(312)	-
Decrease in swap premiums	9,659	-
Increase in prepaid expenses and other assets	(5)	(10)
Decrease in payable upon return of securities loaned	-	9,920
Increase (decrease) in payable for securities purchased	(1,689,353)	7,759
Decrease in payable for reverse repurchase agreements	(306,962)	-
Increase in payable due to broker	1,024,060	-
Increase (decrease) in accrued advisory fees	(342)	12
Increase in accrued service fees	1	-
Decrease in accrued support service expenses	(13)	(11)
Increase in accrued custodian, and portfolio accounting and tax fees	67	29
Decrease in accrued shareholder report expenses	(55)	(14)
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	(2)	1
Decrease in accrued dividends and interest payable (3)	(133)	(134)
Decrease in accrued other payables	(16)	(2)
Change in net unrealized appreciation on investment securities	(65,538)	(84,234)
Change in net unrealized depreciation on written options	5,454	-
Change in net unrealized depreciation on foreign currencies	10,640	-
Change in net unrealized appreciation on swaps (4)	(5,479)	-
Net realized gain on investment securities	(32,113)	(43,079)
Net realized gain on written options	(6,485)	-
Net realized (gain) loss on foreign currency	(10,135)	1
Proceeds from foreign currency transactions	10,196	-
(Increase) decrease in variation margin	358	(739)
Net amortization on investments	11,719	6
Net cash provided by operating activities	1,120,148	26,114

CASH FLOWS FROM FINANCING ACTIVITIES (5):
Proceeds from shares sold	230,954	101,925
Payments on shares redeemed	(1,352,288)	(128,317)
Net cash used in financing activities	(1,121,334)	(26,392)

NET DECREASE IN CASH AND FOREIGN CURRENCY	(1,186)	(278)

CASH AND FOREIGN CURRENCY:
Beginning of Period	1,603	1,048
End of Period	$417	$770

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Inflation Managed and Long/Short Large-Cap Portfolios have not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore each includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.
(2)	Cash collateral is received by the Long/Short Large-Cap Portfolio for securities on loan which is used as collateral to cover securities sold short and is therefore uninvested (See Note 8 in Notes to Financial Statements).
(3)	Interest and commitment fees paid by the Inflation Managed and Long/Short Large-Cap Portfolios were $676 and $939, respectively.
(4)	Excludes centrally cleared swaps included in variation margin.
(5)	Reinvestment of dividends for the Inflation Managed and Long/Short Large-Cap Portfolios were $329,284 and $170,902, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions		Net Asset Value, End of Year or Period	Total Returns (2)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (3)	Ratio of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (3)	Portfolio Turnover Rates
Cash Management
Class I
2012 (5)	$10.09	$-	$-		$-		($-	) (6)	$-	($-	) (6)	$10.09	0.00%		$668,613	0.38%	0.09%	0.00%	N/A
2011	10.09	-	(-	) (6)	(-	) (6)	-		-	-		10.09	0.00%		831,451	0.37%	0.14%	0.00%	N/A
2010	10.09	(0.01)	0.01		(-	) (6)	(-	) (6)	-	(-	) (6)	10.09	(0.05%)		861,260	0.37%	0.32%	(0.06%)	N/A
2009	10.10	0.02	(0.01)		0.01		(0.02)		-	(0.02)		10.09	0.17%		1,157,560	0.36%	0.36%	0.20%	N/A
2008	10.08	0.23	0.01		0.24		(0.22)		-	(0.22)		10.10	2.36%		1,658,923	0.35%	0.35%	2.29%	N/A
2007	10.08	0.49	(-	) (6)	0.49		(0.49)		-	(0.49)		10.08	4.99%		1,047,501	0.36%	0.35%	4.83%	N/A
Class P
2012 (5)	10.09	-	-		-		(0.03)		-	(0.03)		10.06	0.00%		39	0.17%	0.10%	0.00%	N/A
2011 (7)	10.09	-	-		-		-		-	-		10.09	0.00%		39	0.17%	0.11%	0.00%	N/A
Diversified Bond
Class I
2012 (5)	$7.86	$0.12	$0.23		$0.35		($0.07)		($0.07)	($0.14)		$8.07	4.61%		$110,514	0.65%	0.65%	3.08%	208.07%
2011	10.01	0.34	0.25		0.59		(2.74)		-	(2.74)		7.86	5.94%		106,167	0.66%	0.66%	3.36%	701.34%
2010	9.54	0.35	0.41	(8)	0.76		(0.29)		-	(0.29)		10.01	8.04	% (8)	2,956,901	0.63%	0.63%	3.48%	889.86%
2009	8.63	0.35	0.89		1.24		(0.33)		-	(0.33)		9.54	14.13%		2,080,046	0.64%	0.64%	3.79%	515.78%
2008	9.77	0.42	(1.19)		(0.77)		(0.37)		-	(0.37)		8.63	(7.80%)		1,859,147	0.63%	0.63%	4.50%	720.07%
2007	10.15	0.50	(0.38)		0.12		(0.48)		(0.02)	(0.50)		9.77	1.32%		2,021,197	0.63%	0.63%	5.02%	925.04%
Class P
2012 (5)	10.44	0.17	0.33		0.50		(0.16)		(0.07)	(0.23)		10.71	4.71%		3,331,842	0.45%	0.45%	3.26%	208.07%
2011 (7)	10.24	0.23	0.16		0.39		(0.19)		-	(0.19)		10.44	3.85%		2,949,455	0.45%	0.45%	3.36%	701.34%
Floating Rate Loan
Class I
2012 (5)	$5.70	$0.14	$0.08		$0.22		($0.12)		$-	($0.12)		$5.80	3.80%		$78,348	1.00%	0.90%	4.71%	114.83%
2011	7.50	0.47	(0.29)		0.18		(1.98)		-	(1.98)		5.70	2.50%		79,461	1.02%	0.92%	6.22%	80.75%
2010	7.32	0.45	0.08		0.53		(0.35)		-	(0.35)		7.50	7.27%		1,047,233	1.03%	0.97%	6.03%	97.23%
2009	6.16	0.31	1.17		1.48		(0.32)		-	(0.32)		7.32	24.31%		962,607	1.02%	1.02%	4.44%	71.37%
2008	9.41	0.62	(3.28)		(2.66)		(0.59)		-	(0.59)		6.16	(29.28%)		657,136	1.02%	1.02%	7.35%	32.13%
2007 (9)	10.00	0.43	(0.62)		(0.19)		(0.40)		-	(0.40)		9.41	(1.86%)		772,538	1.03%	1.03%	6.56%	12.05%
Class P
2012 (5)	7.45	0.19	0.09		0.28		(0.20)		-	(0.20)		7.53	3.90%		890,364	0.80%	0.70%	4.91%	114.83%
2011 (7)	7.67	0.26	(0.24)		0.02		(0.24)		-	(0.24)		7.45	0.32%		972,895	0.79%	0.69%	5.14%	80.75%
High Yield Bond
Class I
2012 (5)	$5.87	$0.21	$0.17		$0.38		($0.23)		$-	($0.23)		$6.02	6.57%		$357,286	0.64%	0.64%	6.86%	46.96%
2011	6.41	0.48	(0.26)		0.22		(0.76)		-	(0.76)		5.87	3.42%		340,009	0.64%	0.64%	7.33%	91.42%
2010	6.06	0.51	0.34	(8)	0.85		(0.50)		-	(0.50)		6.41	14.52	% (8)	1,178,265	0.63%	0.63%	8.06%	120.48%
2009	4.66	0.50	1.33		1.83		(0.43)		-	(0.43)		6.06	39.87%		1,140,825	0.64%	0.64%	9.05%	112.27%
2008	6.58	0.50	(1.92)		(1.42)		(0.50)		-	(0.50)		4.66	(22.20%)		651,950	0.63%	0.63%	8.35%	43.18%
2007	6.93	0.53	(0.36)		0.17		(0.52)		-	(0.52)		6.58	2.44%		792,270	0.63%	0.63%	7.67%	40.57%
Class P
2012 (5)	6.34	0.23	0.18		0.41		(0.26)		-	(0.26)		6.49	6.68%		875,833	0.44%	0.44%	7.08%	46.96%
2011 (7)	6.76	0.31	(0.43)		(0.12)		(0.30)		-	(0.30)		6.34	(1.79%)		1,023,563	0.43%	0.43%	7.32%	91.42%
Inflation Managed
Class I
2012 (5)	$11.85	$0.17	$0.52		$0.69		($0.29)		($2.02)	($2.31)		$10.23	5.71%		$703,230	0.69%	0.69%	2.88%	38.94%
2011	11.80	0.32	1.03		1.35		(0.75)		(0.55)	(1.30)		11.85	11.85%		686,265	0.64%	0.64%	2.68%	430.18%
2010	11.06	0.19	0.78		0.97		(0.23)		-	(0.23)		11.80	8.78%		4,598,931	0.63%	0.63%	1.63%	406.13%
2009	9.94	0.27	1.74		2.01		(0.44)		(0.45)	(0.89)		11.06	20.80%		4,333,598	0.64%	0.64%	2.56%	623.14%
2008	11.35	0.44	(1.47)		(1.03)		(0.32)		(0.06)	(0.38)		9.94	(9.34%)		3,983,585	0.64%	0.63%	3.91%	1,070.59%
2007	10.75	0.51	0.56		1.07		(0.47)		-	(0.47)		11.35	10.14%		4,752,429	0.62%	0.62%	4.64%	916.41%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions		Net Asset Value, End of Year or Period	Total Returns (2)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (3)	Ratio of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (3)	Portfolio Turnover Rates
Inflation Managed (Continued)
Class P
2012 (5)	$13.09	$0.19		$0.58		$0.77	($0.38)		($2.02)	($2.40)		$11.46	5.81%		$1,085,571	0.48%	0.48%	2.91%	38.94%
2011 (7)	12.36	0.15		0.70		0.85	(0.12)		-	(0.12)		13.09	6.94%		2,086,142	0.43%	0.43%	1.69%	430.18%
Inflation Protected
Class I
2012 (5)	$10.33	$0.05		$0.31		$0.36	($0.04)		($0.04)	($0.08)		$10.61	3.48%		$29,121	0.58%	0.58%	0.95%	63.85%
2011 (10)	10.00	0.14		0.66		0.80	(0.29)		(0.18)	(0.47)		10.33	8.08%		19,509	0.58%	0.58%	2.08%	226.31%
Class P
2012 (5)	10.44	0.05		0.33		0.38	(0.05)		(0.04)	(0.09)		10.73	3.58%		1,570,233	0.38%	0.38%	1.03%	63.85%
2011 (7), (10)	10.00	(0.01)		0.81		0.80	(0.18)		(0.18)	(0.36)		10.44	8.10%		1,427,203	0.38%	0.38%	(0.15%)	226.31%
Managed Bond
Class I
2012 (5)	$10.99	$0.18		$0.44		$0.62	($0.31)		($0.01)	($0.32)		$11.29	5.73%		$1,475,492	0.65%	0.65%	3.28%	281.32%
2011	11.67	0.36		0.08		0.44	(0.71)		(0.41)	(1.12)		10.99	3.84%		1,420,022	0.64%	0.64%	3.07%	588.84%
2010	11.08	0.37		0.62	(8)	0.99	(0.40)		-	(0.40)		11.67	8.96	% (8)	6,376,272	0.63%	0.63%	3.20%	618.75%
2009	10.52	0.55		1.54		2.09	(0.75)		(0.78)	(1.53)		11.08	21.01%		5,005,993	0.64%	0.64%	5.03%	744.21%
2008	11.34	0.60		(0.80)		(0.20)	(0.51)		(0.11)	(0.62)		10.52	(1.71%)		4,409,227	0.64%	0.64%	5.39%	1,137.03%
2007	10.92	0.52		0.40		0.92	(0.49)		(0.01)	(0.50)		11.34	8.53%		4,819,028	0.64%	0.63%	4.76%	1,041.87%
Class P
2012 (5)	11.97	0.21		0.49		0.70	(0.37)		(0.01)	(0.38)		12.29	5.84%		4,039,749	0.44%	0.44%	3.48%	281.32%
2011 (7)	11.96	0.30		(0.14)		0.16	(0.15)		-	(0.15)		11.97	1.41%		4,667,713	0.44%	0.44%	3.77%	588.84%
Short Duration Bond
Class I
2012 (5)	$9.20	$0.06		$0.09		$0.15	($0.02)		$-	($0.02)		$9.33	1.70%		$254,625	0.65%	0.65%	1.29%	65.20%
2011	9.45	0.11		(0.03)		0.08	(0.33)		-	(0.33)		9.20	0.87%		240,422	0.66%	0.66%	1.16%	229.73%
2010	9.27	0.14		0.18	(8)	0.32	(0.14)		-	(0.14)		9.45	3.40	% (8)	1,634,017	0.63%	0.63%	1.52%	170.58%
2009	8.81	0.28		0.46		0.74	(0.28)		-	(0.28)		9.27	8.66%		1,446,376	0.64%	0.64%	3.06%	181.12%
2008	9.65	0.36		(0.84)		(0.48)	(0.36)		-	(0.36)		8.81	(5.09%)		1,572,389	0.63%	0.63%	3.80%	117.51%
2007	9.66	0.43		(-	) (6)	0.43	(0.44)		-	(0.44)		9.65	4.47%		1,561,502	0.62%	0.62%	4.49%	64.84%
Class P
2012 (5)	9.45	0.07		0.11		0.18	(0.04)		-	(0.04)		9.59	1.80%		2,507,495	0.45%	0.45%	1.46%	65.20%
2011 (7)	9.51	0.10		(0.07)		0.03	(0.09)		-	(0.09)		9.45	0.34%		1,533,304	0.46%	0.46%	1.58%	229.73%
Emerging Markets Debt (11)
Class I
2012 (5)	$10.00	$0.09		($0.10)		($0.01)	$-		$-	$-		$9.99	(0.13%)		$634	1.08%	1.08%	5.19%	2.56%
Class P
2012 (5)	10.00	0.08		(0.09)		(0.01)	-		-	-		9.99	(0.09%)		922,003	0.86%	0.86%	4.70%	2.56%
American Funds Growth (12)
Class I
2012 (5)	$8.01	($-	) (6)	$0.63		$0.63	$-		$-	$-		$8.64	7.99%		$204,532	0.97%	0.63%	(0.03%)	1.26%
2011	8.42	0.01		(0.40)		(0.39)	(0.02)		-	(0.02)		8.01	(4.66%)		203,021	0.97%	0.63%	0.09%	3.15%
2010	7.12	0.02		1.28		1.30	(-	) (6)	-	(-	) (6)	8.42	18.26%		996,877	0.97%	0.63%	0.32%	4.44%
2009	6.87	0.01		2.23		2.24	(0.01)		(1.98)	(1.99)		7.12	38.86%		927,858	0.98%	0.64%	0.10%	6.22%
2008	14.40	0.07		(5.70)		(5.63)	(0.06)		(1.84)	(1.90)		6.87	(44.19%)		1,186,214	0.96%	0.62%	0.62%	5.66%
2007	12.92	0.06		1.48		1.54	(0.06)		-	(0.06)		14.40	11.93%		1,558,464	0.96%	0.53%	0.44%	27.54%
Class P
2012 (5)	8.01	(0.01)		0.66		0.65	(0.03)		-	(0.03)		8.63	8.09%		121,168	0.76%	0.42%	(0.25%)	1.26%
2011 (7)	9.19	0.04		(1.20)		(1.16)	(0.02)		-	(0.02)		8.01	(12.58%)		508,396	0.77%	0.42%	0.67%	3.15%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions		Net Asset Value, End of Year or Period	Total Returns (2)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (3)	Ratio of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (3)	Portfolio Turnover Rates
American Funds Growth-Income (12)
Class I
2012 (5)	$9.03	$- (6)	$0.75	$0.75	$-		$-	$-		$9.78	8.25%		$195,611	0.96%	0.62%	0.07%	0.53%
2011	9.34	0.03	(0.24)	(0.21)	(0.10)		-	(0.10)		9.03	(2.24%)		189,047	0.96%	0.63%	0.31%	2.35%
2010	8.41	0.09	0.84	0.93	(-	) (6)	-	(-	) (6)	9.34	11.03%		1,395,152	0.96%	0.62%	1.02%	3.50%
2009	7.27	0.09	1.97	2.06	(0.09)		(0.83)	(0.92)		8.41	30.74%		1,496,349	0.97%	0.63%	1.23%	6.40%
2008	12.47	0.14	(4.75)	(4.61)	(0.14)		(0.45)	(0.59)		7.27	(38.08%)		1,158,811	0.96%	0.62%	1.32%	15.79%
2007	12.07	0.17	0.39	0.56	(0.16)		-	(0.16)		12.47	4.66%		2,072,241	0.95%	0.54%	1.36%	2.21%
Class P
2012 (5)	9.05	- (6)	0.75	0.75	(0.04)		-	(0.04)		9.76	8.36%		678,309	0.76%	0.42%	0.09%	0.53%
2011 (7)	10.01	0.16	(1.02)	(0.86)	(0.10)		-	(0.10)		9.05	(8.63%)		958,109	0.76%	0.41%	2.60%	2.35%
Comstock
Class I
2012 (5)	$7.46	$0.06	$0.55	$0.61	$-		($0.41)	($0.41)		$7.66	8.41%		$122,620	0.92%	0.91%	1.61%	12.76%
2011	8.61	0.12	(0.30)	(0.18)	(0.90)		(0.07)	(0.97)		7.46	(2.11%)		115,096	0.93%	0.91%	1.34%	27.37%
2010	7.55	0.10	1.06	1.16	(0.10)		-	(0.10)		8.61	15.42%		2,203,641	0.92%	0.92%	1.27%	18.86%
2009	5.94	0.10	1.60	1.70	(0.09)		-	(0.09)		7.55	28.68%		2,107,716	0.93%	0.93%	1.51%	33.85%
2008	10.22	0.17	(3.82)	(3.65)	(0.18)		(0.45)	(0.63)		5.94	(36.79%)		1,479,533	0.92%	0.92%	2.05%	55.85%
2007	10.69	0.18	(0.50)	(0.32)	(0.15)		-	(0.15)		10.22	(3.01%)		2,631,070	0.93%	0.92%	1.61%	25.01%
Class P
2012 (5)	8.39	0.08	0.61	0.69	(0.03)		(0.41)	(0.44)		8.64	8.52%		2,337,505	0.73%	0.71%	1.81%	12.76%
2011 (7)	9.45	0.10	(1.10)	(1.00)	(0.06)		-	(0.06)		8.39	(10.56%)		1,958,067	0.73%	0.71%	1.86%	27.37%
Dividend Growth
Class I
2012 (5)	$9.21	$0.07	$0.63	$0.70	$-		($0.22)	($0.22)		$9.69	7.73%		$166,218	0.91%	0.91%	1.35%	12.97%
2011	9.73	0.12	0.20	0.32	(0.34)		(0.50)	(0.84)		9.21	3.27%		156,119	0.91%	0.91%	1.16%	15.74%
2010	8.86	0.11	0.84	0.95	(0.08)		-	(0.08)		9.73	10.77%		1,080,026	0.90%	0.90%	1.20%	68.99%
2009	6.80	0.10	2.10	2.20	(0.14)		-	(0.14)		8.86	32.40%		481,930	0.90%	0.90%	1.43%	56.09%
2008	13.50	0.11	(4.75)	(4.64)	(0.11)		(1.95)	(2.06)		6.80	(39.07%)		680,143	0.89%	0.89%	1.02%	46.85%
2007	13.44	0.10	0.06	0.16	(0.10)		-	(0.10)		13.50	1.19%		1,518,700	0.89%	0.89%	0.72%	44.56%
Class P
2012 (5)	10.00	0.08	0.69	0.77	(0.05)		(0.22)	(0.27)		10.50	7.83%		653,452	0.71%	0.71%	1.50%	12.97%
2011 (7)	10.61	0.11	(0.65)	(0.54)	(0.07)		-	(0.07)		10.00	(5.12%)		847,944	0.71%	0.71%	1.65%	15.74%
Equity Index
Class I
2012 (5)	$27.11	$0.27	$2.25	$2.52	($0.08)		$-	($0.08)		$29.55	9.34%		$821,077	0.29%	0.29%	1.86%	1.70%
2011	27.47	0.49	- (6)	0.49	(0.85)		-	(0.85)		27.11	1.82%		765,898	0.29%	0.29%	1.74%	3.91%
2010	24.38	0.44	3.17	3.61	(0.52)		-	(0.52)		27.47	14.81%		2,642,021	0.28%	0.28%	1.75%	5.23%
2009	19.59	0.44	4.72	5.16	(0.37)		-	(0.37)		24.38	26.36%		3,772,752	0.28%	0.28%	2.04%	4.53%
2008	33.65	0.59	(12.78)	(12.19)	(0.53)		(1.34)	(1.87)		19.59	(37.35%)		1,738,885	0.28%	0.28%	2.17%	6.21%
2007	32.59	0.60	1.11	1.71	(0.65)		-	(0.65)		33.65	5.23%		2,123,411	0.27%	0.27%	1.76%	5.19%
Class P
2012 (5)	27.76	0.30	2.32	2.62	(0.21)		-	(0.21)		30.17	9.45%		1,224,226	0.09%	0.09%	2.05%	1.70%
2011 (7)	29.93	0.39	(2.32)	(1.93)	(0.24)		-	(0.24)		27.76	(6.43%)		1,592,221	0.09%	0.09%	2.17%	3.91%
Focused 30
Class I
2012 (5)	$11.28	($0.03)	$1.82	$1.79	$-		($1.31)	($1.31)		$11.76	16.12%		$116,761	1.12%	1.12%	(0.41%)	9.90%
2011	12.49	(0.04)	(1.17)	(1.21)	-		-	-		11.28	(9.70%)		101,110	1.10%	1.10%	(0.36%)	46.78%
2010	11.32	(0.03)	1.20 (8)	1.17	-		-	-		12.49	10.35	% (8)	149,301	0.99%	0.99%	(0.24%)	36.37%
2009	7.53	(0.01)	3.80	3.79	-		-	-		11.32	50.43%		180,909	0.97%	0.96%	(0.12%)	35.37%
2008	16.12	(0.01)	(7.64)	(7.65)	(0.01)		(0.93)	(0.94)		7.53	(50.14%)		355,475	0.96%	0.96%	(0.05%)	62.01%
2007	12.27	0.07	3.83	3.90	(0.05)		-	(0.05)		16.12	31.84%		374,199	0.96%	0.96%	0.51%	24.37%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions		Net Asset Value, End of Year or Period	Total Returns (2)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (3)		Ratio of Expenses After Expense Reductions to Average Net Assets (3), (4)		Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (3)	Portfolio Turnover Rates
Focused 30 (Continued)
Class P
2012 (5)	$11.30	($0.01)		$1.81	$1.80	$-		($1.31)	($1.31)		$11.79	16.25%		$10	0.91%		0.91%		(0.20%)	9.90%
2011 (7)	13.21	(0.02)		(1.89)	(1.91)	-		-	-		11.30	(14.48%)		9	0.94%		0.94%		(0.22%)	46.78%
Growth LT
Class I
2012 (5)	$17.78	$0.02		$1.58	$1.60	($0.03)		($6.85)	($6.88)		$12.50	9.72%		$413,985	0.80%		0.80%		0.26%	25.18%
2011	19.85	0.12		(1.28)	(1.16)	(0.21)		(0.70)	(0.91)		17.78	(6.06%)		404,884	0.79%		0.79%		0.58%	91.34%
2010	18.04	0.11		1.90 (8)	2.01	(0.20)		-	(0.20)		19.85	11.24	% (8)	1,624,438	0.78%		0.78%		0.61%	46.73%
2009	13.29	0.09		4.82	4.91	(0.16)		-	(0.16)		18.04	37.28%		1,606,364	0.78%		0.78%		0.60%	59.65%
2008	26.10	0.13		(9.78)	(9.65)	(0.10)		(3.06)	(3.16)		13.29	(40.95%)		1,247,198	0.78%		0.78%		0.68%	68.02%
2007	22.66	0.16		3.39	3.55	(0.11)		-	(0.11)		26.10	15.63%		1,956,132	0.78%		0.77%		0.66%	66.24%
Class P
2012 (5)	18.61	0.04		1.65	1.69	(0.12)		(6.85)	(6.97)		13.33	9.79%		133,555	0.60%		0.60%		0.41%	25.18%
2011 (7)	21.27	0.09		(2.69)	(2.60)	(0.06)		-	(0.06)		18.61	(12.19%)		628,582	0.60%		0.60%		0.74%	91.34%
Large-Cap Growth
Class I
2012 (5)	$5.29	($0.01)		$0.59	$0.58	$-		($1.01)	($1.01)		$4.86	11.19%		$135,709	0.94%		0.92%		(0.33%)	44.01%
2011	5.92	(0.02)		0.11	0.09	-		(0.72)	(0.72)		5.29	1.07%		124,777	0.94%		0.92%		(0.26%)	76.24%
2010	5.17	-	(6)	0.75	0.75	-		-	-		5.92	14.53%		1,404,213	0.93%		0.91%		0.01%	98.13%
2009	3.68	-	(6)	1.49	1.49	(-	) (6)	-	(-	) (6)	5.17	40.50%		1,318,154	0.95%		0.94%		0.06%	119.32%
2008	9.38	(0.01)		(4.02)	(4.03)	-		(1.67)	(1.67)		3.68	(50.47%)		532,148	0.94%		0.94%		(0.15%)	184.06%
2007	7.71	(0.01)		1.68	1.67	-		-	-		9.38	21.63%		1,027,136	0.95%		0.95%		(0.17%)	149.35%
Class P
2012 (5)	6.00	(-	) (6)	0.66	0.66	-		(1.01)	(1.01)		5.65	11.30%		1,042,183	0.74%		0.72%		(0.14%)	44.01%
2011 (7)	6.52	(-	) (6)	(0.52)	(0.52)	-		-	-		6.00	(8.01%)		1,052,621	0.74%		0.72%		(0.08%)	76.24%
Large-Cap Value
Class I
2012 (5)	$10.82	$0.11		$0.91	$1.02	$-		($0.30)	($0.30)		$11.54	9.60%		$303,801	0.82%		0.82%		1.92%	13.30%
2011	11.29	0.21		0.32	0.53	(0.95)		(0.05)	(1.00)		10.82	4.72%		295,579	0.82%		0.82%		1.76%	16.18%
2010	10.50	0.17		0.79	0.96	(0.17)		-	(0.17)		11.29	9.08%		3,102,910	0.82%		0.82%		1.66%	17.37%
2009	8.68	0.21		1.80	2.01	(0.19)		-	(0.19)		10.50	23.13%		3,278,645	0.82%		0.82%		2.23%	20.75%
2008	14.21	0.21		(5.03)	(4.82)	(0.21)		(0.50)	(0.71)		8.68	(34.80%)		2,065,312	0.82%		0.82%		1.80%	37.42%
2007	13.89	0.19		0.30	0.49	(0.17)		-	(0.17)		14.21	3.54%		3,057,065	0.83%		0.83%		1.28%	19.19%
Class P
2012 (5)	11.74	0.13		0.99	1.12	(0.06)		(0.30)	(0.36)		12.50	9.71%		3,025,502	0.62%		0.62%		2.14%	13.30%
2011 (7)	12.48	0.17		(0.81)	(0.64)	(0.10)		-	(0.10)		11.74	(5.18%)		2,536,739	0.62%		0.62%		2.24%	16.18%
Long/Short Large-Cap
Class I
2012 (5)	$7.05	$0.02		$0.59	$0.61	$-		($1.07)	($1.07)		$6.59	9.18%		$28,219	2.05	% (13)	2.05	% (13)	0.57%	72.97	% (13)
2011	9.24	0.05		(0.24)	(0.19)	(0.99)		(1.01)	(2.00)		7.05	(2.60%)		26,085	1.80	% (13)	1.72	% (13)	0.50%	245.57	% (13)
2010	8.30	0.08		0.93	1.01	(0.07)		-	(0.07)		9.24	12.22%		1,601,862	1.70	% (13)	1.58	% (13)	0.89%	245.15	% (13)
2009	6.55	0.07		1.74	1.81	(0.06)		-	(0.06)		8.30	27.56%		1,480,513	1.68	% (13)	1.53	% (13)	0.95%	267.22	% (13)
2008 (14)	10.00	0.05		(3.45)	(3.40)	(0.05)		-	(0.05)		6.55	(33.98%)		727,357	1.76	% (13)	1.63	% (13)	0.95%	181.49	% (13)
Class P
2012 (5)	9.01	0.04		0.76	0.80	(0.02)		(1.07)	(1.09)		8.72	9.28%		1,509,797	1.86	% (13)	1.86	% (13)	0.77%	72.97	% (13)
2011 (7)	10.08	0.05		(1.09)	(1.04)	(0.03)		-	(0.03)		9.01	(10.34%)		1,402,660	1.95	% (13)	1.95	% (13)	0.90%	245.57	% (13)

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (2)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (3)	Ratio of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (3)	Portfolio Turnover Rates
Main Street Core
Class I
2012 (5)	$17.71	$0.09	$1.49	$1.58	$-	($0.86)	($0.86)	$18.43	9.01%		$528,888	0.69%	0.69%	0.98%	30.03%
2011	19.40	0.16	(0.07)	0.09	(0.23)	(1.55)	(1.78)	17.71	0.48%		528,925	0.70%	0.70%	0.83%	43.35%
2010	16.83	0.18	2.54	2.72	(0.15)	-	(0.15)	19.40	16.14%		1,519,660	0.68%	0.68%	1.02%	61.54%
2009	13.19	0.20	3.67	3.87	(0.23)	-	(0.23)	16.83	29.36%		1,333,869	0.68%	0.68%	1.43%	122.82%
2008	24.96	0.27	(9.12)	(8.85)	(0.26)	(2.66)	(2.92)	13.19	(38.87%)		1,431,141	0.68%	0.68%	1.39%	132.71%
2007	24.19	0.32	0.75	1.07	(0.30)	-	(0.30)	24.96	4.40%		2,552,874	0.67%	0.67%	1.26%	107.84%
Class P
2012 (5)	19.43	0.12	1.62	1.74	(0.05)	(0.86)	(0.91)	20.26	9.12%		949,830	0.50%	0.50%	1.18%	30.03%
2011 (7)	20.50	0.14	(1.12)	(0.98)	(0.09)	-	(0.09)	19.43	(4.79%)		852,326	0.49%	0.49%	1.13%	43.35%
Mid-Cap Equity
Class I
2012 (5)	$11.87	$0.03	$0.32	$0.35	$-	($2.60)	($2.60)	$9.62	3.08%		$308,348	0.93%	0.93%	0.42%	62.00%
2011	14.72	0.05	(0.69)	(0.64)	(0.12)	(2.09)	(2.21)	11.87	(5.40%)		321,413	0.92%	0.92%	0.33%	78.35%
2010	12.03	0.12	2.70	2.82	(0.13)	-	(0.13)	14.72	23.49%		2,031,480	0.88%	0.88%	0.96%	70.08%
2009	8.70	0.09	3.36	3.45	(0.12)	-	(0.12)	12.03	39.65%		1,924,840	0.88%	0.88%	0.98%	70.53%
2008	17.16	0.22	(6.14)	(5.92)	(0.20)	(2.34)	(2.54)	8.70	(39.00%)		2,707,175	0.88%	0.88%	1.62%	90.83%
2007	17.68	0.15	(0.53)	(0.38)	(0.14)	-	(0.14)	17.16	(2.15%)		4,392,608	0.87%	0.87%	0.78%	78.69%
Class P
2012 (5)	13.91	0.04	0.38	0.42	(0.03)	(2.60)	(2.63)	11.70	3.17%		844,090	0.73%	0.73%	0.54%	62.00%
2011 (7)	15.91	0.06	(2.02)	(1.96)	(0.04)	-	(0.04)	13.91	(12.35%)		1,395,375	0.72%	0.72%	0.69%	78.35%
Mid-Cap Growth
Class I
2012 (5)	$8.71	$0.03	$0.47	$0.50	$-	($2.12)	($2.12)	$7.09	6.08%		$206,248	0.96%	0.96%	0.61%	9.72%
2011	10.03	(0.02)	(0.68)	(0.70)	-	(0.62)	(0.62)	8.71	(7.81%)		205,205	0.95%	0.95%	(0.23%)	32.98%
2010	7.53	0.02	2.50 (8)	2.52	(0.02)	-	(0.02)	10.03	33.32	% (8)	1,308,987	0.96%	0.96%	0.24%	41.35%
2009	4.75	0.02	2.79	2.81	(0.02)	(0.01)	(0.03)	7.53	59.33%		1,174,736	0.95%	0.95%	0.37%	38.88%
2008	10.53	0.01	(4.58)	(4.57)	(0.01)	(1.20)	(1.21)	4.75	(48.36%)		590,771	0.93%	0.93%	0.16%	41.40%
2007	8.60	0.05	1.92	1.97	(0.04)	-	(0.04)	10.53	22.92%		1,454,146	0.92%	0.92%	0.48%	65.96%
Class P
2012 (5)	9.26	0.03	0.51	0.54	-	(2.12)	(2.12)	7.68	6.18%		702,937	0.76%	0.76%	0.70%	9.72%
2011 (7)	11.45	(0.02)	(2.17)	(2.19)	-	-	-	9.26	(19.18%)		787,031	0.76%	0.76%	(0.24%)	32.98%
Mid-Cap Value
Class I
2012 (5)	$9.52	$0.03	$0.42	$0.45	$-	($0.92)	($0.92)	$9.05	4.99%		$40,763	0.91%	0.91%	0.69%	112.82%
2011	14.32	0.12	(0.67)	(0.55)	(1.51)	(2.74)	(4.25)	9.52	(5.69%)		38,444	0.92%	0.92%	0.85%	136.06%
2010	11.93	0.15	2.38	2.53	(0.14)	-	(0.14)	14.32	21.20%		1,177,255	0.92%	0.92%	1.20%	118.20%
2009 (15)	10.00	0.11	2.84	2.95	(0.07)	(0.95)	(1.02)	11.93	29.33%		1,080,860	0.93%	0.93%	0.96%	128.86%
Class P
2012 (5)	13.47	0.06	0.61	0.67	(0.03)	(0.92)	(0.95)	13.19	5.09%		1,499,735	0.72%	0.72%	0.92%	112.82%
2011 (7)	15.73	0.12	(2.31)	(2.19)	(0.07)	-	(0.07)	13.47	(13.96%)		972,245	0.73%	0.73%	1.35%	136.06%
Small-Cap Equity
Class I
2012 (5)	$10.82	$0.08	$0.22	$0.30	$-	($0.59)	($0.59)	$10.53	2.85%		$40,999	1.00%	1.00%	1.35%	14.71%
2011	14.26	0.08	(0.49)	(0.41)	(0.80)	(2.23)	(3.03)	10.82	(3.38%)		37,873	1.01%	1.01%	0.58%	20.02%
2010	11.95	0.10	2.30 (8)	2.40	(0.09)	-	(0.09)	14.26	20.11	% (8)	1,089,369	0.99%	0.99%	0.81%	133.53%
2009	9.23	0.08	2.72	2.80	(0.08)	-	(0.08)	11.95	30.22%		710,807	1.00%	1.00%	0.81%	78.87%
2008	12.79	0.07	(3.36)	(3.29)	(0.06)	(0.21)	(0.27)	9.23	(26.11%)		612,126	0.98%	0.97%	0.63%	132.45%
2007	12.08	0.04	0.70	0.74	(0.03)	-	(0.03)	12.79	6.04%		437,250	0.98%	0.97%	0.30%	81.01%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (2)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (3)	Ratio of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (3)	Portfolio Turnover Rates
Small-Cap Equity (Continued)
Class P
2012 (5)	$13.75	$0.11	$0.28	$0.39	($0.03)	($0.59)	($0.62)	$13.52	2.95%		$1,004,510	0.80%	0.80%	1.54%	14.71%
2011 (7)	15.52	0.11	(1.82)	(1.71)	(0.06)	-	(0.06)	13.75	(10.99%)		963,251	0.80%	0.80%	1.26%	20.02%
Small-Cap Growth
Class I
2012 (5)	$10.10	($0.01)	$0.66	$0.65	$-	($1.55)	($1.55)	$9.20	6.86%		$107,339	0.90%	0.90%	(0.15%)	38.71%
2011	11.86	(0.08)	(0.19)	(0.27)	-	(1.49)	(1.49)	10.10	(3.10%)		107,786	0.87%	0.87%	(0.66%)	56.66%
2010	9.41	(0.06)	2.51	2.45	-	-	-	11.86	26.01%		658,723	0.84%	0.84%	(0.55%)	56.21%
2009	6.39	(0.02)	3.04	3.02	-	-	-	9.41	47.44%		605,964	0.84%	0.84%	(0.31%)	88.02%
2008	13.30	(0.02)	(5.84)	(5.86)	-	(1.05)	(1.05)	6.39	(47.11%)		552,477	0.83%	0.83%	(0.18%)	68.49%
2007	11.56	(0.02)	1.76	1.74	-	-	-	13.30	15.10%		839,451	0.83%	0.83%	(0.14%)	133.93%
Class P
2012 (5)	11.51	- (6)	0.76	0.76	-	(1.55)	(1.55)	10.72	6.96%		381,298	0.69%	0.69%	0.04%	38.71%
2011 (7)	13.58	(0.03)	(2.04)	(2.07)	-	-	-	11.51	(15.22%)		443,336	0.69%	0.69%	(0.35%)	56.66%
Small-Cap Index
Class I
2012 (5)	$10.99	$0.06	$0.83	$0.89	($0.01)	($0.19)	($0.20)	$11.68	8.21%		$366,713	0.60%	0.60%	1.06%	21.01%
2011	11.58	0.08	(0.60)	(0.52)	(0.07)	-	(0.07)	10.99	(4.51%)		357,107	0.59%	0.59%	0.72%	16.32%
2010	9.23	0.09	2.35 (8)	2.44	(0.09)	-	(0.09)	11.58	26.42	% (8)	507,364	0.56%	0.56%	0.91%	13.80%
2009	7.80	0.10	1.97	2.07	(0.10)	(0.54)	(0.64)	9.23	28.19%		464,971	0.54%	0.54%	1.22%	17.81%
2008	13.66	0.16	(4.61)	(4.45)	(0.23)	(1.18)	(1.41)	7.80	(35.03%)		419,520	0.53%	0.53%	1.42%	25.38%
2007	14.13	0.21	(0.49)	(0.28)	(0.19)	-	(0.19)	13.66	(2.02%)		1,542,179	0.52%	0.52%	1.46%	16.96%
Class P
2012 (5)	11.03	0.08	0.83	0.91	(0.04)	(0.19)	(0.23)	11.71	8.34%		257,744	0.40%	0.40%	1.45%	21.01%
2011 (7)	12.83	0.09	(1.84)	(1.75)	(0.05)	-	(0.05)	11.03	(13.67%)		54,421	0.42%	0.42%	1.20%	16.32%
Small-Cap Value
Class I
2012 (5)	$11.80	$0.09	$0.07	$0.16	($0.01)	($1.36)	($1.37)	$10.59	1.65%		$156,905	1.04%	1.04%	1.47%	15.65%
2011	13.70	0.18	0.16	0.34	(0.31)	(1.93)	(2.24)	11.80	2.31%		165,620	1.02%	1.02%	1.35%	18.77%
2010	11.15	0.23	2.59	2.82	(0.27)	-	(0.27)	13.70	25.34%		612,770	0.99%	0.99%	1.94%	21.23%
2009	8.95	0.27	2.17	2.44	(0.24)	-	(0.24)	11.15	27.18%		682,592	0.99%	0.99%	2.77%	33.52%
2008	14.40	0.31	(3.99)	(3.68)	(0.30)	(1.47)	(1.77)	8.95	(28.23%)		437,945	0.98%	0.98%	2.52%	46.91%
2007	14.26	0.30	0.14	0.44	(0.30)	-	(0.30)	14.40	3.14%		593,091	0.97%	0.97%	1.96%	36.80%
Class P
2012 (5)	13.93	0.12	0.09	0.21	(0.07)	(1.36)	(1.43)	12.71	1.75%		323,422	0.84%	0.84%	1.67%	15.65%
2011 (7)	15.23	0.18	(1.37)	(1.19)	(0.11)	-	(0.11)	13.93	(7.83%)		328,994	0.83%	0.83%	1.98%	18.77%
Health Sciences
Class I
2012 (5)	$12.06	($0.06)	$2.77	$2.71	$-	($0.75)	($0.75)	$14.02	22.74%		$155,967	1.16%	1.16%	(0.82%)	36.30%
2011	11.57	(0.13)	1.53	1.40	-	(0.91)	(0.91)	12.06	11.94%		123,676	1.17%	1.17%	(1.07%)	60.30%
2010	9.38	(0.06)	2.25 (8)	2.19	-	-	-	11.57	23.34	% (8)	105,993	1.15%	1.15%	(0.61%)	61.99%
2009	7.38	(0.04)	2.05	2.01	(0.01)	-	(0.01)	9.38	27.23%		90,008	1.17%	1.17%	(0.55%)	59.57%
2008	12.08	0.13	(3.21)	(3.08)	(0.12)	(1.50)	(1.62)	7.38	(28.16%)		82,105	1.13%	1.13%	1.33%	99.46%
2007	10.37	(0.05)	1.76	1.71	-	-	-	12.08	16.47%		139,727	1.14%	1.14%	(0.45%)	81.23%
Class P
2012 (5)	12.97	(0.04)	2.97	2.93	-	(0.75)	(0.75)	15.15	22.87%		11	0.94%	0.94%	(0.61%)	36.30%
2011 (7)	13.61	(0.07)	(0.57)	(0.64)	-	-	-	12.97	(4.70%)		10	0.98%	0.98%	(0.88%)	60.30%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions		Net Asset Value, End of Year or Period	Total Returns (2)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (3)	Ratio of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (3)	Portfolio Turnover Rates
Real Estate
Class I
2012 (5)	$14.90	$0.03	$2.10	$2.13	$-		($0.76)	($0.76)		$16.27	14.51%		$283,486	1.11%	1.11%	0.42%	15.30%
2011	14.56	0.09	0.81	0.90	-		(0.56)	(0.56)		14.90	6.12%		254,310	1.11%	1.11%	0.57%	21.47%
2010	11.30	0.10	3.35	3.45	(0.19)		-	(0.19)		14.56	30.54%		624,299	1.07%	1.07%	0.78%	18.97%
2009	8.78	0.11	2.68	2.79	(0.19)		(0.08)	(0.27)		11.30	32.27%		610,575	1.07%	1.07%	1.27%	30.19%
2008	21.74	0.50	(7.01)	(6.51)	(0.55)		(5.90)	(6.45)		8.78	(39.99%)		462,511	1.06%	1.06%	2.99%	45.75%
2007	26.27	0.36	(4.61)	(4.25)	(0.28)		-	(0.28)		21.74	(16.16%)		974,207	1.08%	1.07%	1.40%	43.63%
Class P
2012 (5)	15.33	0.11	2.10	2.21	-		(0.76)	(0.76)		16.78	14.64%		853,225	0.91%	0.91%	1.35%	15.30%
2011 (7)	16.29	0.02	(0.83)	(0.81)	(0.15)		-	(0.15)		15.33	(4.98%)		339,404	0.92%	0.92%	0.20%	21.47%
Technology
Class I
2012 (5)	$4.30	($0.01)	$0.32	$0.31	$-		($0.40)	($0.40)		$4.21	7.21%		$79,528	1.16%	1.16%	(0.62%)	49.53%
2011	5.53	(0.02)	(0.20)	(0.22)	-		(1.01)	(1.01)		4.30	(4.90%)		72,398	1.17%	1.17%	(0.48%)	82.88%
2010	4.55	(0.04)	1.02 (8)	0.98	-		-	-		5.53	21.50	% (8)	90,260	1.19%	1.19%	(0.76%)	216.41%
2009	2.98	(0.02)	1.59	1.57	-		-	-		4.55	52.57%		82,094	1.15%	1.15%	(0.56%)	243.87%
2008	7.67	(0.02)	(3.42)	(3.44)	(0.01)		(1.24)	(1.25)		2.98	(51.64%)		44,417	1.16%	1.16%	(0.31%)	283.57%
2007	6.23	0.01	1.43	1.44	(-	) (6)	-	(-	) (6)	7.67	23.03%		133,131	1.15%	1.15%	0.17%	276.44%
Class P
2012 (5)	5.27	(0.01)	0.39	0.38	-		(0.40)	(0.40)		5.25	7.33%		9	0.93%	0.93%	(0.39%)	49.53%
2011 (7)	5.86	(0.01)	(0.58)	(0.59)	-		-	-		5.27	(10.16%)		9	0.98%	0.98%	(0.27%)	82.88%
Emerging Markets
Class I
2012 (5)	$13.68	$0.09	$0.96	$1.05	$-		($1.62)	($1.62)		$13.11	8.06%		$416,457	1.06%	1.06%	1.21%	17.47%
2011	17.08	0.13	(3.20)	(3.07)	(0.33)		-	(0.33)		13.68	(17.97%)		384,254	1.06%	1.06%	0.82%	36.35%
2010	13.60	0.11	3.54	3.65	(0.17)		-	(0.17)		17.08	27.02%		1,853,299	1.05%	1.05%	0.77%	32.63%
2009	8.80	0.11	6.72	6.83	(0.10)		(1.93)	(2.03)		13.60	84.79%		1,732,557	1.06%	1.06%	1.02%	46.50%
2008	20.96	0.27	(8.91)	(8.64)	(0.23)		(3.29)	(3.52)		8.80	(47.68%)		1,021,715	1.07%	1.06%	1.76%	64.43%
2007	19.17	0.23	5.55	5.78	(0.21)		(3.78)	(3.99)		20.96	33.09%		2,142,742	1.08%	1.08%	1.14%	59.20%
Class P
2012 (5)	13.95	0.11	0.98	1.09	-		(1.62)	(1.62)		13.42	8.17%		1,037,248	0.86%	0.86%	1.40%	17.47%
2011 (7)	17.53	0.10	(3.63)	(3.53)	(0.05)		-	(0.05)		13.95	(19.94%)		1,013,440	0.86%	0.86%	1.00%	36.35%
International Large-Cap
Class I
2012 (5)	$5.57	$0.08	$0.27	$0.35	$-		$-	$-		$5.92	6.28%		$371,915	1.00%	1.00%	2.67%	11.12%
2011	6.63	0.14	(0.81)	(0.67)	(0.39)		-	(0.39)		5.57	(10.12%)		361,500	1.00%	1.00%	2.09%	26.79%
2010	6.07	0.08	0.55	0.63	(0.07)		-	(0.07)		6.63	10.38%		2,479,381	1.00%	1.00%	1.31%	24.51%
2009	4.61	0.09	1.45	1.54	(0.08)		-	(0.08)		6.07	33.61%		2,601,657	1.00%	1.00%	1.72%	16.29%
2008	9.49	0.13	(2.88)	(2.75)	(0.15)		(1.98)	(2.13)		4.61	(35.35%)		2,084,245	0.99%	0.99%	1.90%	31.12%
2007	10.58	0.18	0.77	0.95	(0.15)		(1.89)	(2.04)		9.49	9.26%		3,214,956	1.03%	1.03%	1.78%	41.37%
Class P
2012 (5)	5.94	0.09	0.30	0.39	(0.04)		-	(0.04)		6.29	6.39%		1,761,889	0.80%	0.80%	2.89%	11.12%
2011 (7)	7.35	0.05	(1.43)	(1.38)	(0.03)		-	(0.03)		5.94	(18.75%)		1,833,278	0.80%	0.80%	1.16%	26.79%
International Small-Cap
Class I
2012 (5)	$5.45	$0.10	$0.11	$0.21	$-		$-	$-		$5.66	3.89%		$38,532	1.09%	1.07%	3.26%	33.01%
2011	8.44	0.20	(1.24)	(1.04)	(1.95)		-	(1.95)		5.45	(12.27%)		36,681	1.09%	1.08%	2.27%	61.80%
2010	6.94	0.09	1.60	1.69	(0.19)		-	(0.19)		8.44	24.86%		994,606	1.10%	1.10%	1.25%	91.33%
2009	5.40	0.09	1.54	1.63	(0.09)		-	(0.09)		6.94	30.28%		887,039	1.10%	1.10%	1.56%	127.50%
2008	10.67	0.17	(5.27)	(5.10)	(0.17)		-	(0.17)		5.40	(47.84%)		595,375	1.09%	1.08%	2.02%	92.42%
2007	10.30	0.14	0.35	0.49	(0.12)		-	(0.12)		10.67	4.73%		1,050,457	1.09%	1.09%	1.27%	98.03%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions		Net Asset Value, End of Year or Period	Total Returns (2)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (3)	Ratio of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratio of Net Investment Income After Expense Reductions To Average Net Assets (3)	Portfolio Turnover Rates
International Small-Cap (Continued)
Class P
2012 (5)	$7.38	$0.14	$0.15	$0.29	($0.01)		$-		($0.01)		$7.66	3.99%		$1,068,172	0.89%	0.87%	3.45%	33.01%
2011 (7)	9.33	0.09	(1.99)	(1.90)	(0.05)		-		(0.05)		7.38	(20.34%)		1,051,861	0.89%	0.87%	1.64%	61.80%
International Value
Class I
2012 (5)	$8.52	$0.21	$0.09	$0.30	($0.07)		$-		($0.07)		$8.75	3.66%		$296,958	0.89%	0.89%	4.73%	24.92%
2011	10.92	0.39	(1.80)	(1.41)	(0.99)		-		(0.99)		8.52	(12.90%)		283,784	0.90%	0.90%	3.49%	65.56%
2010	10.95	0.20	0.06 (8)	0.26	(0.29)		-		(0.29)		10.92	2.59	% (8)	1,663,482	0.89%	0.89%	1.89%	136.26%
2009	8.73	0.27	2.17	2.44	(0.22)		-		(0.22)		10.95	28.00%		2,093,731	0.90%	0.89%	2.91%	44.16%
2008	18.34	0.47	(8.92)	(8.45)	(0.40)		(0.76)		(1.16)		8.73	(47.78%)		2,227,716	0.89%	0.88%	3.30%	29.66%
2007	19.71	0.41	0.92	1.33	(0.38)		(2.32)		(2.70)		18.34	6.24%		3,974,424	0.88%	0.88%	2.07%	18.46%
Class P
2012 (5)	9.46	0.24	0.10	0.34	(0.13)		-		(0.13)		9.67	3.76%		1,377,008	0.69%	0.69%	4.91%	24.92%
2011 (7)	12.05	0.11	(2.64)	(2.53)	(0.06)		-		(0.06)		9.46	(20.99%)		1,126,771	0.69%	0.69%	1.68%	65.56%
American Funds Asset Allocation (12)
Class I
2012 (5)	$13.79	$0.03	$1.03	$1.06	($0.04)		($0.22)		($0.26)		$14.59	7.68%		$373,794	0.97%	0.63%	0.46%	1.47%
2011	14.30	0.24	(0.10)	0.14	(0.45)		(0.20)		(0.65)		13.79	0.93%		278,159	0.97%	0.63%	1.67%	8.26%
2010	12.76	0.24	1.30	1.54	-		-		-		14.30	12.04%		228,288	0.98%	0.64%	1.87%	9.22%
2009 (16)	10.00	0.38	2.60	2.98	(0.22)		-		(0.22)		12.76	29.81%		139,137	1.00%	0.66%	3.50%	25.11%
Pacific Dynamix-Conservative Growth
Class I
2012 (5)	$11.26	$0.05	$0.47	$0.52	$-		($0.46)		($0.46)		$11.32	4.67%		$191,833	0.43%	0.39%	0.80%	2.60%
2011	11.91	0.34	-	0.34	(0.31)		(0.68)		(0.99)		11.26	2.92%		134,491	0.44%	0.39%	2.82%	47.47%
2010	11.19	0.38	0.77	1.15	(0.20)		(0.23)		(0.43)		11.91	10.28%		129,774	0.50%	0.41%	3.21%	21.69%
2009 (17)	10.00	0.20	1.22	1.42	(0.12)		(0.11)		(0.23)		11.19	14.25%		41,645	0.67%	0.46%	2.67%	7.00%
Pacific Dynamix-Moderate Growth
Class I
2012 (5)	$12.32	$0.03	$0.64	$0.67	$-		($0.23)		($0.23)		$12.76	5.46%		$443,911	0.42%	0.37%	0.49%	1.80%
2011	12.79	0.38	(0.31)	0.07	(0.29)		(0.25)		(0.54)		12.32	0.48%		289,387	0.43%	0.37%	2.97%	9.19%
2010	11.77	0.27	1.13	1.40	(0.20)		(0.18)		(0.38)		12.79	11.92%		158,070	0.48%	0.39%	2.19%	10.34%
2009 (17)	10.00	0.18	1.78	1.96	(0.11)		(0.08)		(0.19)		11.77	19.60%		70,271	0.58%	0.43%	2.41%	1.13%
Pacific Dynamix-Growth
Class I
2012 (5)	$12.52	$- (6)	$0.76	$0.76	($-	) (6)	($0.26)		($0.26)		$13.02	6.19%		$249,127	0.42%	0.36%	0.02%	1.70%
2011	13.23	0.28	(0.51)	(0.23)	(0.22)		(0.26)		(0.48)		12.52	(1.85%)		188,875	0.43%	0.36%	2.13%	5.72%
2010	12.10	0.20	1.47	1.67	(0.16)		(0.38)		(0.54)		13.23	13.82%		108,426	0.50%	0.38%	1.58%	22.35%
2009 (17)	10.00	0.12	2.32	2.44	(0.09)		(0.25)		(0.34)		12.10	24.34%		53,356	0.60%	0.42%	1.57%	13.58%
Portfolio Optimization Conservative
Class I
2012 (5)	$9.86	$0.14	$0.37	$0.51	($-	) (6)	($0.01)		($0.01)		$10.36	5.22%		$3,386,701	0.31%	0.21%	2.73%	22.63%
2011 (10)	10.00	0.11	(0.16)	(0.05)	(0.09)		-		(0.09)		9.86	(0.52%)		3,552,104	0.31%	0.21%	1.73%	11.01%
Portfolio Optimization Moderate-Conservative
Class I
2012 (5)	$9.60	$0.12	$0.45	$0.57	($-	) (6)	($-	) (6)	($-	) (6)	$10.17	5.95%		4,467,873	0.31%	0.21%	2.41%	22.48%
2011 (10)	10.00	0.09	(0.42)	(0.33)	(0.07)		-		(0.07)		9.60	(3.25%)		4,038,449	0.31%	0.21%	1.46%	8.08%
Portfolio Optimization Moderate
Class I
2012 (5)	$9.34	$0.09	$0.50	$0.59	($-	) (6)	$-		($-	) (6)	$9.93	6.39%		$14,812,162	0.31%	0.21%	1.76%	22.51%
2011 (10)	10.00	0.08	(0.68)	(0.60)	(0.06)		-		(0.06)		9.34	(6.00%)		14,512,733	0.31%	0.21%	1.30%	8.74%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions		Net Asset Value, End of Year or Period	Total Returns (2)	Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (3)	Ratio of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratio of Net Investment Income After Expense Reductions To Average Net Assets (3)	Portfolio Turnover Rates
Portfolio Optimization Growth
Class I
2012 (5)	$9.09	$0.06	$0.55	$0.61	($-	) (6)	$-	($-	) (6)	$9.70	6.72%	$12,691,737	0.31%	0.21%	1.19%	18.45%
2011 (10)	10.00	0.06	(0.92)	(0.86)	(0.05)		-	(0.05)		9.09	(8.60%)	12,541,915	0.31%	0.21%	1.01%	8.06%
Portfolio Optimization Aggressive-Growth
Class I
2012 (5)	$8.82	$0.03	$0.61	$0.64	($-	) (6)	$-	($-	) (6)	$9.46	7.21%	$2,647,646	0.31%	0.21%	0.68%	16.19%
2011 (10)	10.00	0.05	(1.19)	(1.14)	(0.04)		-	(0.04)		8.82	(11.38%)	2,662,738	0.31%	0.21%	0.85%	12.28%

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan (the “Plan”) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, under which the Fund offers two separate share classes, Class I and Class P. Under the Plan, the first thirty-four portfolios included in this Financial Highlights currently offer both Class I and Class P shares and the remaining nine portfolios currently offer Class I shares only (see Note 1 in the Note to Financial Statements). Per share amounts have been calculated using the average shares method.
(2)	Total returns for periods of less than one full year are not annualized.
(3)	The ratios for periods of less than one full year are annualized.
(4)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to the Financial Statements. The expense ratios for the Pacific Dynamix and Portfolio Optimization Portfolios do not include expenses of their respective underlying portfolios (see Note 1 in Notes to Financial Statements) in which the Pacific Dynamix and Portfolio Optimization Portfolios invest.
(5)	Unaudited for the six-month period ended June 30, 2012.
(6)	Amount represents less than $0.005 per share.
(7)	Operations of Class P commenced on May 2, 2011.
(8)	“Net Realized and Unrealized Gain (Loss)” and “Total Returns” include payments by an affiliate (Pacific Life Fund Advisors LLC) to certain portfolios of the Fund that were made during 2010 to compensate for the valuation of a portfolio holding, the Mellon GSL DBT II Collateral Fund, relating to the operation of the Fund’s securities lending program during 2008. The Fund had terminated the securities lending program on April 8, 2011 for all applicable portfolios except for the Long/Short Large-Cap Portfolio (See Note 8 in Notes to Financial Statements). The payments did not have an impact greater than or equal to $0.005 per share on any of the following portfolios:

Portfolio	Payment by Affiliate Impact to Portfolio Per Share	Payment by Affiliate Impact to Total Return
Diversified Bond	$0.00	0.00%
High Yield Bond	$0.00	0.00%
Managed Bond	$0.00	0.01%
Short Duration Bond	$0.00	0.00%
Focused 30	$0.00	0.01%
Growth LT	$0.00	0.00%
Mid-Cap Growth	$0.00	0.01%
Small-Cap Equity	$0.00	0.00%
Small-Cap Index	$0.00	0.00%
Health Sciences	$0.00	0.01%
Technology	$0.00	0.02%
International Value	$0.00	0.01%

(9)	The Floating Rate Loan Portfolio commenced operations on May 1, 2007.
(10)	The Inflation Protected, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios commenced operations on May 2, 2011.
(11)	The Emerging Markets Debt Portfolio commenced operations on April 30, 2012.
(12)	The expense ratios for the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds in which the portfolios invest. The portfolio turnover rates for the Master Funds for each year or period ended are as follows:

	Growth	Growth-Income	Asset Allocation
June 30, 2012	9%	14%	31%
December 31, 2011	19%	22%	43%
December 31, 2010	28%	22%	46%
December 31, 2009	37%	24%	41%
December 31, 2008	26%	31%
December 31, 2007	40%	24%

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued)

(13)	The annualized ratios of expenses, excluding dividend expenses on securities sold short, after and before expense reductions to average net assets for the Long/Short Large-Cap Portfolio for each year or period ended are as follows:

	Class I		Class P
	Before	After	Before	After
June 30, 2012	1.36%	1.36%	1.15%	1.15%
December 31, 2011	1.36%	1.28%	1.16%	1.16%
December 31, 2010	1.36%	1.24%
December 31, 2009	1.32%	1.16%
December 31, 2008	1.37%	1.23%

The Portfolio turnover rates, excluding securities sold short, for the same periods above were 43.68%, 149.04%, 154.48%, 163.38% and 105.80%, respectively.

(14)	The Long/Short Large-Cap Portfolio commenced operations on May 1, 2008.
(15)	The Mid-Cap Value Portfolio commenced operations on January 2, 2009.
(16)	The American Funds Asset Allocation Portfolio commenced operations on February 2, 2009.
(17)	The Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, and Pacific Dynamix – Growth Portfolios commenced operations on May 1, 2009.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, management investment company, organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Fund. As of June 30, 2012, the Fund was comprised of fifty-one separate portfolios, forty-three of which are presented in this report: the Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”); and the Cash Management, Focused 30, Health Sciences, Technology, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios. American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”) and Main Street is a registered trademark of OppenheimerFunds, Inc.

Effective May 1, 2011, the Fund adopted a Multi-Class Plan (the “Plan”) pursuant to Rule 18f-3 under the 1940 Act pursuant to which the Fund may offer multiple classes of shares. As of May 1, 2011, the Fund offers two separate share classes, Class I and Class P. Each portfolio covered in this report, except for the American Funds Asset Allocation Portfolio; the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”); and the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”), currently offers both Class I and Class P shares. The American Funds Assets Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios currently offer Class I shares only. On May 1, 2011, for the portfolios covered in this report, all existing shares outstanding prior to May 1, 2011 were designated Class I shares.

American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Portfolio, to qualify as a regulated investment company. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedules of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements. As of June 30, 2012, the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios owned 1.34%, 3.71% and 3.16% of the Growth, Growth-Income and Asset Allocation Master Funds, respectively. American Funds Insurance Series is a registered trademark of AFD.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”) (see Note 7C). Presently, only the Pacific Dynamix Portfolios and the Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Portfolios.

The Portfolio Optimization Portfolios invest their assets in Class P shares of the Portfolio Optimization Underlying Portfolios (see Note 7C). Presently, only the Portfolio Optimization Portfolios and the investment adviser and certain of its affiliates can invest in Class P shares of the Portfolio Optimization Underlying Portfolios.

The semi-annual report for the Pacific Dynamix Underlying Portfolios is not included in this report; there is a separate semi-annual report for the Pacific Dynamix Underlying Portfolios, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Underlying Portfolios, see the Where to Go for More Information section of this report on page D-8.

Shares of the portfolios within the Fund are offered only to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which portfolios of the Fund to make available.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A portfolio will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the portfolio invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 4) by a portfolio are amortized over the expected term of each applicable senior loan. Commitment fees received by a portfolio relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each portfolio declares and pays dividends on net investment income at least annually, except for the Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond and Emerging Markets Debt Portfolios (collectively the “Debt Portfolios”), for which dividends are generally declared and paid semi-annually. Dividends may be declared more or less frequently if advantageous to the specific portfolio and its shareholders. All realized capital gains are distributed at least annually for all portfolios. Dividends and capital gains distributions are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Fund’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, initially expressed in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the portfolios separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative proportion of net assets of each class. Certain Fund expenses directly attributable to a particular portfolio are charged to that portfolio (such as portfolio-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each portfolio. Generally other portfolio expenses are allocated proportionately among all the portfolios in relation to the net assets of each portfolio.

E. OFFERING COSTS

A new portfolio bears all costs (or the applicable pro-rata share if there is more than one new portfolio) associated with the offering expenses of the portfolio including legal, printing and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new portfolio on a straight-line basis over twelve months from commencement of operations.

F. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the ASU requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact, if any, that the implementation of this ASU will have on the Fund’s financial statement disclosures.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY AND PROCEDURES

The Fund Board of Trustees (the “Board”) has adopted procedures (“Fund Procedures”) for determining the value of its investments each business day. Under the Fund Procedures, the Board has delegated its authority to a Trustee Valuation Committee or another valuation committee to determine the value of the Fund’s assets each business day. Each valuation committee that values the Fund’s investments does so in accordance with the Fund Procedures, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board. Notes 3B and 3C below describe in greater detail the methodologies used to value the Fund’s investments.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

B. NET ASSET VALUE

Each portfolio of the Fund is divided into shares. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding. The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. The valuation of investments held by the portfolios of the Fund is discussed in further detail below.

Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

C. INVESTMENT VALUATION

For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Money Market Instruments and Short-Term Investments

The investments of the Cash Management Portfolio and money market and short-term investments of other portfolios maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Domestic Equity Investments

For domestic equity investments, the portfolios use the last reported sale price or official closing price as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events, that occur between the close of certain foreign exchanges and the NYSE. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the Pacific Dynamix Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the Portfolio Optimization Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Fund based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

determined by the management of the Master Funds and not Pacific Select Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Valuation Committee

The Fund Procedures include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Fund Procedures provide that the value of such investments may be determined in accordance with alternative valuation methodologies. Under the Fund Procedures these alternative methodologies may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Fund Procedures, a valuation oversight committee (“VOC”) has been established which determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Fund’s adviser, and the Fund’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Fund Procedures periodically (at least annually) to determine the validity and accuracy of the inputs and methodologies used to value the Fund’s investments. The VOC also periodically re-evaluates how each portfolio’s investments are characterized within the three-tier hierarchy and the validity of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the methodologies used to value Level 3 investments to substantiate the unobservable inputs used to value those investments. Such back-testing includes comparing Level 3 investment values to exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Fund Procedures are reported to the Board on a quarterly basis with material changes, as determined by the Fund’s CCO, requiring approval by the Board. In addition, all investments categorized as Level 3 under the three-tier hierarchy are reported to the Chairman of the Audit Committee on a quarterly basis and such report includes the inputs and methodologies used to value those investments.

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A summary of each portfolio’s investments as of June 30, 2012 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of the assets owned by the Fund may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of the Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. The annual report for the Pacific Dynamix Underlying Portfolios contains information about the risks associated with investing in the Pacific Dynamix Underlying Portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 7C).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 7C).

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Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the General Investment Risk factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the Cash Management Portfolio must be denominated in U.S. dollars.

Illiquid Investments

Each portfolio may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each portfolio as of June 30, 2012 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio).

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrower”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2012, no participation interest in Senior Loans was held by any of the portfolios covered in this report.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

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Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the United States Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed- delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed- delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

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Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s ) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the Adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Reverse Repurchase Agreements

Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks

Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Effective January 1, 2012 such transactions are recorded as secured borrowings; whereas, previously such transactions were recorded as purchases and sales. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize interest income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations, pursuant to current SEC guidance, under sale-buyback transactions.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Fund’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost.

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This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a portfolio or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a portfolio or its counterparty to close out all transactions under the agreement and demand payment or additional

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collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could have a material adverse impact on a portfolio’s financial statements. To reduce credit and counterparty risk associated with transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the portfolios entered into futures contracts for the following reasons: The Diversified Bond Portfolio used futures to manage portfolio risk and duration. The Inflation Managed and Managed Bond Portfolios used financial and money market futures to manage exposure to securities markets and to manage interest rate risk. The Short Duration Bond Portfolio used treasury interest rate futures contracts to manage exposure to changes in interest rates, bond prices, foreign currencies and credit quality, and to adjust portfolio duration and credit exposure to the markets. The Equity Index, Small-Cap Equity and Small-Cap Index Portfolios utilized futures to help provide equity exposure to the portfolios’ cash balances and accruals, and to provide daily liquidity for the portfolio’s inflows and outflows. The Long/Short Large-Cap Portfolio used futures contracts to maintain full exposure (long and short) to the equity markets, to hedge various investments for risk management purposes and to increase returns. The International Value Portfolio utilized futures to gain market exposure to manage cash inflows. The Comstock, Dividend Growth, Growth LT, Large-Cap Value, Main Street Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, International Large-Cap, International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets related to the Portfolio Optimization Portfolios.

Options Contracts – An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

During the reporting period, the portfolios entered into option contracts for the following reasons: The Diversified Bond Portfolio purchased or wrote options and swaptions to manage portfolio risk and duration. The Inflation Protected Portfolio purchased or wrote options and swaptions to manage interest rate risk and duration. The Inflation Managed and Managed Bond Portfolios purchased or wrote options and swaptions on futures, currencies, inflation floors, and swaps, as a means of capitalizing on anticipated changes in market volatility, to generate income, and/or manage duration. The Growth LT Portfolio purchased or wrote options for purposes of risk management and as part of the portfolio’s investment strategy.

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Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into forward foreign currency contracts for the following reasons: The Diversified Bond, Inflation Protected, Growth LT, International Small-Cap and International Value Portfolios used Forward Contracts for hedging purposes to help protect the portfolios’ returns against adverse currency movements. The Emerging Markets Debt Portfolio used Forward Contracts to gain market exposure, for hedging purposes to help protect the portfolio’s returns against adverse currency movements, and as a part of the portfolio’s investment strategy. The Inflation Managed and Managed Bond Portfolios used Forward Contracts in connections with settling planned purchases or sales of investments, to hedge against currency exposure associated with some or all of these portfolios’ investments and as a part these portfolios’ investment strategy.

Swaps Agreements – Swaps are privately negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals and may be executed in the over-the-counter market or in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. Payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into interest rate swap contracts for the following reasons: The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

credit default swap agreements outstanding as of June 30, 2012 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

During the reporting period, the portfolios entered into credit default swap contracts for the following reasons: The Diversified Bond Portfolio utilized credit default swaps to manage duration and credit risk, as a substitute for physical securities and as part of the portfolio’s investment strategy. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and to the broader investment grade, high yield, or emerging markets through the use of credit default swaps on credit indices. Both Portfolios also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, and to take advantage of the basis between the credit default swap and cash bond market.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into total return swap contracts for the following reasons: The Diversified Bond and Inflation Protected Portfolios entered into total return swaps to manage duration and portfolio risk, to maintain exposure to the markets, and as a substitute for physical securities.

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investments held as of June 30, 2012 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each applicable portfolio during the period ended June 30, 2012.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Fund’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Interest rate contracts	Investments, at value	Outstanding options written, at value
	Receivable: Swap agreements	Payable: Swap agreements
	Receivable: Variation margin	Payable: Variation margin
	Swap contracts, at value	Swap contracts, at value
Foreign exchange contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation
Credit contracts	Receivable: Swap agreements	Payable: Swap agreements
	Swap contracts, at value	Swap contracts, at value
Equity contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin

The following is a summary of fair values of derivative investments disclosed in the Statements of Assets and Liabilities, which are not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of June 30, 2012:

		Asset Derivative Investments Value
Portfolio	Total Value at June 30, 2012	Credit Contracts	Equity Contracts		Foreign Exchange Contracts	Interest Rate Contracts
Diversified Bond	$5,940,580	$1,243,599	$-		$3,286,546	$1,410,435	*
Inflation Managed	10,079,174	670,334	-		4,751,425	4,657,415	*
Inflation Protected	11,458,316	-	-		11,458,316	-
Managed Bond	46,543,492	25,515,142	-		18,462,555	2,565,795	*
Short Duration Bond	446,875	-	-		-	446,875	*
Emerging Markets Debt	887,415	-	-		887,415	-
Equity Index	1,073,218	-	1,073,218	*	-	-
Growth LT	1,384,398	-	1,329,655		54,743	-
Long/Short Large-Cap	686,765	-	686,765	*	-	-
Small-Cap Equity	403,855	-	403,855	*	-	-
Small-Cap Index	745,548	-	745,548	*	-	-
International Value	8,365,596	-	1,229,181	*	7,136,415	-

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

		Liability Derivative Investments Value
Portfolio	Total Value at June 30, 2012	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts
Diversified Bond	($3,769,580)	($1,087,672)	$-	($627,782)	($2,054,126 )*
Inflation Managed	(18,092,908)	(1,629,636)	-	(13,043,713)	(3,419,559)
Inflation Protected	(3,386,817)	-	-	(966,718)	(2,420,099)
Managed Bond	(26,601,769)	(12,503,091)	-	(12,468,451)	(1,630,227)
Short Duration Bond	(98,432)	-	-	-	(98,432)*
Emerging Markets Debt	(1,872,634)	-	-	(1,872,634)	-
Growth LT	(173,578)	-	-	(173,578)	-
International Small-Cap	(117,289)	-	-	(117,289)	-
International Value	(6,626,109)	-	-	(6,626,109)	-

*	Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swaps as reported in the Schedules of Investments and its notes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Fund’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign exchange contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies
Credit contracts	Net realized gain (loss) on futures contracts and swap transactions
Change in net unrealized appreciation (depreciation) on futures contracts and swaps

The following is a summary of each portfolio’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2012:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts
Diversified Bond	($2,300,973)	($642,617)	$-	$7,667,059	($9,325,415)
High Yield Bond	11,112	11,112	-	-	-
Inflation Managed	25,458,955	(4,398,538)	-	14,703,823	15,153,670
Inflation Protected	14,176,277	2,303,965	-	(5,673,915)	17,546,227
Managed Bond	27,061,408	4,016,004	-	49,727,691	(26,682,287)
Short Duration Bond	(181,297)	-	-	(179,103)	(2,194)
Emerging Markets Debt	3,390,946	-	-	3,390,946	-
Comstock	(2,672,485)	-	(2,672,485)	-	-
Dividend Growth	439,750	-	439,750	-	-
Equity Index	1,086,119	-	1,086,119	-	-
Growth LT	1,228,728	-	349,340	879,388	-
Large-Cap Value	(2,813,990)	-	(2,813,990)	-	-
Long/Short Large-Cap	1,488,230	-	1,488,230	-	-
Main Street Core	(325,226)	-	(325,226)	-	-
Mid-Cap Equity	1,523,349	-	1,523,349	-	-
Mid-Cap Growth	93,765	-	93,765	-	-
Mid-Cap Value	(4,089,541)	-	(4,077,696)	(11,845)	-
Small-Cap Equity	(916,176)	-	(916,176)	-	-
Small-Cap Growth	123,659	-	123,659	-	-
Small-Cap Index	(140,596)	-	(140,596)	-	-
Real Estate	(1,493,109)	-	(1,493,109)	-	-
Emerging Markets	(24)	-	-	(24)	-
International Large-Cap	(1,096,809)	-	(1,096,809)	-	-
International Small-Cap	284,313	-	-	284,313	-
International Value	(5,396,079)	-	(2,997,991)	(2,398,088)	-

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts
Diversified Bond	($2,744,663)	($609,560)	$-	($2,888,735)	$753,632
Inflation Managed	(14,488,933)	5,566,754	-	(10,700,290)	(9,355,397)
Inflation Protected	3,263,334	-	-	4,303,433	(1,040,099)
Managed Bond	54,450,057	13,463,092	-	(12,699,857)	53,686,822
Short Duration Bond	389,320	-	-	40,877	348,443
Emerging Markets Debt	(985,219)	-	-	(985,219)	-
Equity Index	730,737	-	730,737	-	-
Growth LT	(758,714)	-	892,374	(1,651,088)	-
Long/Short Large-Cap	648,611	-	648,611	-	-
Small-Cap Equity	402,930	-	402,930	-	-
Small-Cap Index	744,354	-	744,354	-	-
International Small-Cap	(193,513)	-	-	(193,513)	-
International Value	3,966,809	-	1,202,753	2,764,056	-

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS AND SERVICE PLAN

Pursuant to an Investment Advisory Agreement, PLFA, a wholly owned subsidiary of Pacific Life, serves as investment adviser to each portfolio of the Fund. PLFA manages the Cash Management and High Yield Bond Portfolios under the name Pacific Asset Management. With exception of the Cash Management, High Yield Bond, American Funds Growth, American Funds Growth-Income, American Funds Asset Allocation, Pacific Dynamix and Portfolio Optimization Portfolios, PLFA has retained other portfolio management firms to sub-advise each portfolio, as discussed later in this section. PLFA receives advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

Cash Management	0.20% of first $250 million 0.15% of next $250 million 0.10% of next $3.5 billion 0.08% on excess	Long/Short Large-Cap	1.00% of the first $4 billion 0.98% on excess
Diversified Bond High Yield Bond Inflation Managed Managed Bond Short Duration Bond	0.40% of first $4 billion 0.38% on excess	Main Street Core	0.45% of first $4 billion 0.43% on excess
Floating Rate Loan (1) American Funds Growth (2) American Funds Growth-Income (2) Small-Cap Equity Small-Cap Value American Funds Asset Allocation (2)	0.75% of first $1 billion 0.72% of next $1 billion 0.69% of next $2 billion 0.67% on excess	Mid-Cap Equity International Value	0.65% of first $4 billion 0.63% on excess
Inflation Protected	0.40% of first $200 million 0.35% of next $800 million 0.34% of next $1 billion 0.33% on excess	Mid-Cap Growth	0.70% of first $4 billion 0.68% on excess
Emerging Markets Debt	0.785% of first $1 billion 0.755% of next $1 billion 0.725% of next $2 billion 0.705% on excess	Mid-Cap Value	0.70% of first $1 billion 0.65% of next $1 billion 0.60% on excess
Comstock (1) Focused 30 Large-Cap Growth (1)	0.75% of first $100 million 0.71% of next $900 million 0.68% of next $3 billion 0.66% on excess	Small-Cap Growth	0.60% of first $4 billion 0.58% on excess
Dividend Growth	0.70% of first $100 million 0.66% of next $900 million 0.63% of next $3 billion 0.61% on excess	Small-Cap Index	0.30% of first $4 billion 0.28% on excess
Equity Index	0.05% of first $4 billion 0.03% on excess	Health Sciences Technology	0.90% of first $1 billion 0.87% of next $1 billion 0.84% of next $2 billion 0.82% on excess
Growth LT	0.55% of first $4 billion 0.53% on excess	Real Estate	0.90% of first $100 million 0.82% of next $900 million 0.80% of next $3 billion 0.78% on excess
Large-Cap Value	0.65% of first $100 million 0.61% of next $900 million 0.58% of next $3 billion 0.56% on excess	Emerging Markets	0.80% of first $4 billion 0.78% on excess

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

International Large-Cap	0.85% of first $100 million 0.77% of next $900 million 0.75% of next $3 billion 0.73% on excess	Portfolio Optimization Conservative (3) Portfolio Optimization Moderate-Conservative (3) Portfolio Optimization Moderate (3) Portfolio Optimization Growth (3) Portfolio Optimization Aggressive- Growth (3)	0.10%
International Small-Cap (1)	0.85% of first $1 billion 0.82% of next $1 billion 0.79% of next $2 billion 0.77% on excess
Pacific Dynamix – Conservative Growth Pacific Dynamix – Moderate Growth Pacific Dynamix – Growth	0.20%

(1)	PLFA voluntarily agreed to waive 0.10%, 0.015%, and 0.025% and 0.02% of its advisory fee through April 30, 2013 for the Floating Rate Loan, Comstock, Large-Cap Growth and International Small-Cap Portfolios, respectively. The agreements can be terminated upon ninety days’ prior written notice by the Funds or if the investment agreements or sub-advisory agreements are terminated. There is no guarantee that PLFA will continue such waivers after that date.
(2)	PLFA voluntarily agreed to waive a portion of its advisory fees for each Feeder Portfolio so that its total annual investment advisory fee does not exceed 0.41% until the earlier of April 30, 2013 or such time as the Feeder Portfolios no longer invest substantially all of their assets in the Master Funds. There is no guarantee that PLFA will continue to waive its advisory fees after that date. As a shareholder of the Master Funds, each Feeder Portfolio also pays an advisory fee, and other expenses of the Master Fund.
(3)	PLFA voluntarily agreed to waive its advisory fee of 0.10% through April 30, 2013. The agreement can be terminated upon ninety days’ prior written notice by the Fund or if the investment advisory agreement is terminated. There is no guarantee that PLFA will continue such waiver after that date.

Pursuant to Portfolio Management or Subadvisory Agreements as of June 30, 2012, the Fund and PLFA engage various investment management firms under PLFA’s supervision to sub-advise thirty of the forty-three portfolios covered in this report. The following firms serve as sub-advisers for the respective portfolios: Western Asset Management Company for the Diversified Bond and Inflation Protected Portfolios; Eaton Vance Management for the Floating Rate Loan Portfolio; Pacific Investment Management Company LLC for the Inflation Managed and Managed Bond Portfolios; T. Rowe Price Associates, Inc. for the Short Duration Bond and Dividend Growth Portfolios; Ashmore Investment Management Limited for the Emerging Markets Debt Portfolio; Invesco Advisers, Inc. for the Comstock Portfolio; BlackRock Investment Management, LLC for the Equity Index and Small-Cap Index Portfolios; Janus Capital Management LLC for the Focused 30 and Growth LT Portfolios; UBS Global Asset Management (Americas) Inc. for the Large-Cap Growth Portfolio; ClearBridge Advisors, LLC for the Large-Cap Value Portfolio; J.P. Morgan Investment Management, Inc. for the Long/Short Large-Cap and International Value Portfolios; OppenheimerFunds, Inc. for the Main Street Core and Emerging Markets Portfolios; Lazard Asset Management LLC for the Mid-Cap Equity Portfolio; Morgan Stanley Investment Management Inc. for the Mid-Cap Growth and Real Estate Portfolios; BlackRock Capital Management, Inc. for the Mid-Cap Value Portfolio; Franklin Advisory Services, LLC and BlackRock Investment Management, LLC (co-sub-advisers) for the Small-Cap Equity Portfolio; Fred Alger Management, Inc. for the Small-Cap Growth Portfolio; NFJ Investment Group LLC for the Small-Cap Value Portfolio; Jennison Associates LLC for the Health Sciences Portfolio; Columbia Management Investment Advisers, LLC for the Technology Portfolio; MFS Investment Management for the International Large-Cap Portfolio; and Batterymarch Financial Management, Inc. for the International Small-Cap Portfolio. PLFA, as Investment Adviser to each portfolio of the Fund, pays the related portfolio management fees to these sub-advisors as compensation for their sub-advisory services provided to the Fund.

Each Feeder Portfolio invests all of its assets in a Master Fund; therefore, PLFA has not retained other management firms to sub-advise the assets of the Feeder Portfolios. PLFA is the adviser to the Feeder Portfolios. Capital Research and Management Company (“CRMC”), pursuant to the Investment Advisory and Service Agreements between the Master Funds (See Note 1) and CRMC, serves as the Investment Adviser to the Master Funds. For the period ended June 30, 2012, CRMC received advisory fees of 0.32%, 0.27% and 0.29% from the Growth, Growth-Income and Asset Allocation Master Funds, respectively, and an administrative fee of 0.01% for administrative services provided by CRMC and its affiliates, based on the annual percentage of average daily net assets of each Master Fund.

Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Fund that are outside the scope of the investment adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Fund compensates Pacific Life and PLFA for their expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance and oversight of the Fund’s securities lending program, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I shares of the Fund, without remuneration from the Fund. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent and dividend disbursing agent for all Class P shares of the Fund and is compensated by the Fund for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares.

The Distributor receives from the Fund a service fee of 0.20% on Class I shares only, based on an annual percentage of average daily net assets of each portfolio for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Fund, or the variable annuity and variable life insurance contract owners who use the Fund as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Fund; answering shareholder questions regarding the Fund, the portfolios, its portfolio managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan may be terminated at any time by vote of the majority of the independent trustees of the Board.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser, the Distributor and Pacific Life are related parties. The advisory fees payable to the Adviser, including any advisory fee waiver, the service fees payable to the Distributor (applicable to Class I shares only), and expenses for support services payable to PLFA and Pacific Life (see Note 6) by each portfolio covered in this report for the period ended June 30, 2012 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2012 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Fund’s expenses, PLFA has entered into expense limitation agreements with the Fund and has contractually agreed to reimburse each portfolio (other than the Pacific Dynamix Portfolios) for its operating expenses that exceed an annual rate based on a percentage of a portfolio’s average daily net assets through April 30, 2014 for the Portfolio Optimization Portfolios and through April 30, 2013 for all other portfolios covered in this report. These operating expenses include, but are not limited to, organizational expenses, domestic custody expenses, expenses for accounting, audit, tax and certain legal services, preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents as applicable, independent trustees’ fees and establishing, overseeing and administering the Fund’s compliance program. These operating expenses do not include advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired funds’ fees and expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of counsel or other persons or services retained by the independent trustees). The expense cap is 0.03% for the Portfolio Optimization Portfolios and 0.10% for all other portfolios covered in this report. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each portfolio for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Portfolios that exceed an annual rate of 0.59% of a portfolio’s average daily net assets through April 30, 2014. There is no guarantee that PLFA will continue to cap or reimburse upon the expiration of the applicable expense cap agreements. PLFA has agreed, temporarily, to reimburse expenses or waive a portion of its fees with respect to the Cash Management Portfolio to the extent necessary to prevent the portfolio’s expenses from exceeding earnings (i.e. a negative yield). However, there can be no assurance that a negative yield will not occur. There is no guarantee that PLFA will continue to waive a portion of its fees in the future.

Any reimbursement, except for the reimbursement of $1,016,254 to the Cash Management Portfolio, is subject to recoupment by PLFA, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable portfolios, but not above the expense cap. The amounts of adviser reimbursement to each of the applicable portfolios covered in this report for the period ended June 30, 2012 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of June 30, 2012 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of June 30, 2012 that are subject to repayment from the portfolios are as follows:

	Expiration
Portfolio	2012	2013	2014	2015
Pacific Dynamix – Conservative Growth	$36,327	$62,479	$63,518	$31,269
Pacific Dynamix – Moderate Growth	42,084	105,002	131,597	90,070
Pacific Dynamix – Growth	42,677	91,537	117,915	72,957

There was no recoupment of expense reimbursement by PLFA from any portfolios during the period ended June 30, 2012.

C. INVESTMENTS IN AFFILIATED PORTFOLIOS

The 1940 Act, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the reporting period and requires such fund to provide a summary of transactions during the reporting period and its total investments in the underlying fund as of the end of the reporting period. The American Funds Growth-Income Portfolio owned less than 5% of the outstanding voting shares of the Growth-Income Master Fund (see Note 1) as of June 30, 2012 but such ownership did exceed 5% during the reporting period. A summary of transactions for the period ended June 30, 2012 and total investments by the American Funds Growth-Income Portfolio in the Growth-Income Master Fund, and each of the Pacific Dynamix Portfolios and Portfolio Optimization Portfolios in each of the Pacific Dynamix Underlying Portfolios and Portfolio Optimization Underlying Portfolios, respectively, as of June 30, 2012 is as follows:

Portfolio/Master Fund	Beginning Value as of January 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (3)	Change in Unrealized Appreciation	As of June 30, 2012
							Ending Value	Share Balance	Ownership Percentage
American Funds Growth-Income
American Funds Insurance Series®
Growth-Income Fund-Class 1	$1,147,620,269	$5,942,793	$-	$371,633,123	$16,910,946	$75,415,920	$874,256,805	24,284,911	3.71%

Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation	As of June 30, 2012
							Ending Value	Share Balance	Ownership Percentage
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index 'P'	$71,128,385	$28,050,367	$714,536	$1,648,600	$201,624	$1,220,414	$99,666,726	8,993,867	33.01%
PD High Yield Bond Market 'P'	8,030,403	3,034,626	231,876	183,178	(4,377)	361,042	11,470,392	1,001,868	12.42%
PD Large-Cap Growth Index 'P'	15,303,460	5,719,178	373	761,569	116,225	1,407,926	21,785,593	1,418,118	16.03%

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Pacific Dynamix or Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2012
							Ending Value	Share Balance	Ownership Percentage
Pacific Dynamix – Conservative Growth (Continued)
PD Large-Cap Value Index 'P'	$18,481,779	$7,218,284	$23,931	$941,696	$937,043	$741,012	$26,460,353	1,846,862	15.62%
PD Small-Cap Growth Index 'P'	2,657,343	976,045	37	61,059	31,112	206,383	3,809,861	256,818	9.69%
PD Small-Cap Value Index 'P'	4,066,732	1,589,145	831	128,747	5,899	316,726	5,850,586	428,787	10.43%
PD Emerging Markets 'P'	1,283,468	818,306	-	30,530	12,216	25,652	2,109,112	154,675	5.13%
PD International Large-Cap 'P'	13,578,082	7,239,168	1,920	516,164	37,389	387,449	20,727,844	1,702,725	15.11%
Total	$134,529,652	$54,645,119	$973,504	$4,271,543	$1,337,131	$4,666,604	$191,880,467

Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index 'P'	$101,029,332	$47,776,289	$1,076,070	$1,858,263	$344,519	$1,727,062	$150,095,009	13,544,486	49.71%
PD High Yield Bond Market 'P'	14,578,711	6,058,759	433,701	265,237	(2,838)	651,144	21,454,240	1,873,895	23.24%
PD Large-Cap Growth Index 'P'	47,162,002	15,353,823	1,132	981,070	253,640	4,465,506	66,255,033	4,312,826	48.76%
PD Large-Cap Value Index 'P'	57,215,013	24,406,730	80,665	1,150,255	3,141,218	2,088,388	85,781,759	5,987,337	50.63%
PD Small-Cap Growth Index 'P'	7,940,681	5,247,533	121	460,762	163,429	674,049	13,565,051	914,404	34.48%
PD Small-Cap Value Index 'P'	11,043,151	13,166,042	3,578	315,872	75,012	1,209,930	25,181,841	1,845,568	44.92%
PD Emerging Markets 'P'	7,364,710	6,838,222	-	859,976	231,361	(162,293)	13,412,024	983,592	32.59%
PD International Large-Cap 'P'	43,121,746	24,693,224	6,822	833,875	99,093	1,170,698	68,257,708	5,607,149	49.75%
Total	$289,455,346	$143,540,622	$1,602,089	$6,725,310	$4,305,434	$11,824,484	$444,002,665

Pacific Dynamix – Growth
PD Aggregate Bond Index 'P'	$38,146,962	$13,646,919	$375,537	$768,164	$120,860	$636,910	$52,159,024	4,706,800	17.28%
PD Large-Cap Growth Index 'P'	37,658,985	7,120,766	894	719,592	216,890	3,564,655	47,842,598	3,114,281	35.21%
PD Large-Cap Value Index 'P'	44,266,817	9,924,013	57,751	840,298	2,268,996	1,516,435	57,193,714	3,991,968	33.75%
PD Small-Cap Growth Index 'P'	10,912,458	3,340,279	143	315,923	172,092	804,387	14,913,436	1,005,297	37.91%
PD Small-Cap Value Index 'P'	13,276,199	4,739,505	2,635	254,037	58,685	1,026,366	18,849,353	1,381,463	33.62%
PD Emerging Markets 'P'	9,124,860	2,879,333	-	334,672	213,099	25,188	11,907,808	873,278	28.94%
PD International Large-Cap 'P'	35,530,473	10,764,138	4,953	694,160	63,406	646,162	46,314,972	3,804,624	33.76%
Total	$188,916,754	$52,414,953	$441,913	$3,926,846	$3,114,028	$8,220,103	$249,180,905

Portfolio Optimization Conservative
Diversified Bond 'P'	$573,655,993	$25,428,597	$6,960,979	$130,997,602	$8,648,291	$8,306,418	$492,002,676	45,956,553	14.77%
Floating Rate Loan 'P'	283,651,713	2,801,555	5,526,329	89,760,088	2,502,042	2,886,053	207,607,604	27,559,868	23.32%
High Yield Bond 'P'	217,183,953	32,824,714	5,579,754	102,973,930	2,270,552	4,557,756	159,442,799	24,558,417	18.21%
Inflation Managed 'P'	356,704,694	2,941,633	6,146,550	158,672,194	44,783,005	(33,605,459)	218,298,229	19,050,152	20.11%
Inflation Protection 'P'	248,642,056	16,162,450	1,242,481	19,793,770	1,785,762	5,672,037	253,711,016	23,653,042	16.16%
Managed Bond 'P'	754,067,101	53,858,088	18,477,807	219,220,806	6,013,932	13,971,094	627,167,216	51,041,998	15.53%
Short Duration Bond 'P'	387,021,749	175,251,115	2,045,536	24,202,726	136,819	4,863,745	545,116,238	56,859,720	21.74%
Emerging Markets Debt 'P'	-	179,471,908	-	485,639	(9,842)	(74,148)	178,902,279	17,907,005	19.41%
Comstock 'P'	105,258,611	37,859,482	446,159	13,206,998	6,909,894	2,167,476	139,434,624	16,140,424	5.97%
Equity Index 'P'	70,092,158	35,600,096	697,769	8,231,358	666,244	5,642,932	104,467,841	3,462,119	8.53%
Large Cap-Growth 'P'	68,501,214	1,063,779	-	9,461,670	11,452,395	(3,332,480)	68,223,238	12,068,027	6.55%
Large-Cap Value 'P'	141,427,719	23,198,577	725,902	15,882,218	4,823,082	8,316,943	162,610,005	13,007,062	5.37%
Long/Short Large-Cap 'P'	69,704,939	-	-	76,528,195	5,114,049	1,709,207	-	-	-%
Mid-Cap Equity 'P'	103,306,701	1,415,700	75,204	77,291,271	6,055,150	(93,276)	33,468,208	2,860,858	3.96%
Mid-Cap Value 'P'	-	52,276,801	98,662	79,433	3,180,399	(4,483,159)	50,993,270	3,867,383	3.40%
International Large-Cap 'P'	103,844,286	5,620,846	490,104	26,926,952	(988,054)	8,175,609	90,215,839	14,350,776	5.12%
International Value 'P'	69,303,323	4,515,693	676,480	21,751,888	(2,040,781)	4,635,943	55,338,770	5,720,225	4.02%
Total	$3,552,366,210	$650,291,034	$49,189,716	$995,466,738	$101,302,939	$29,316,691	$3,386,999,852

Portfolio Optimization Moderate-Conservative
Diversified Bond 'P'	$493,005,685	$49,549,874	$6,663,160	$105,731,415	$8,433,573	$7,693,394	$459,614,271	42,931,245	13.79%
Floating Rate Loan 'P'	245,207,193	22,930,007	6,123,293	46,432,936	1,303,424	2,219,754	231,350,735	30,711,764	25.98%
High Yield Bond 'P'	206,271,405	16,223,286	7,546,467	42,305,685	1,590,862	4,350,293	193,676,628	29,831,335	22.11%
Inflation Managed 'P'	329,160,023	39,538,705	5,295,372	196,607,104	44,153,524	(32,525,051)	189,015,469	16,494,744	17.41%
Inflation Protection 'P'	205,515,466	107,249,524	1,496,835	17,095,416	1,913,871	5,724,080	304,804,360	28,416,386	19.41%
Managed Bond 'P'	697,505,591	62,440,868	20,120,280	118,389,808	4,870,462	15,556,924	682,104,317	55,513,053	16.88%
Short Duration Bond 'P'	324,604,521	232,602,893	2,055,776	18,179,674	141,490	4,047,516	545,272,522	56,876,021	21.75%
Emerging Markets Debt 'P'	-	171,619,041	-	600,734	(12,486)	(155,632)	170,850,189	17,101,041	18.54%
American Funds Growth 'P'	39,040,256	-	-	43,062,326	1,628,660	2,393,410	-	-	-%
American Funds Growth-Income 'P'	-	45,006,385	196,669	-	-	160,452	45,363,506	4,648,907	6.69%
Comstock 'P'	161,124,021	50,392,351	709,815	6,783,158	10,234,690	3,161,135	218,838,854	25,331,957	9.36%
Dividend Growth 'P'	82,408,868	2,999,856	417,360	3,471,510	1,949,397	3,934,022	88,237,993	8,402,803	13.50%
Equity Index 'P'	123,451,866	47,796,578	1,184,991	6,558,826	371,374	10,349,879	176,595,862	5,852,479	14.43%
Growth LT 'P'	39,408,776	634,871	-	44,694,081	2,416,715	2,233,719	-	-	-%
Large-Cap Growth 'P'	79,568,328	24,197,325	-	6,099,801	16,638,281	(7,950,360)	106,353,773	18,812,948	10.21%
Large-Cap Value 'P'	207,351,450	42,927,677	1,165,068	9,667,761	6,449,661	12,661,477	260,887,572	20,868,216	8.62%
Long/Short Large-Cap 'P'	119,969,376	2,071,576	-	133,519,024	6,944,627	4,533,445	-	-	-%
Main Street Core 'P'	83,126,769	91,204,427	456,947	6,447,547	7,567,965	(1,012,087)	174,896,474	8,631,370	18.41%
Mid-Cap Equity 'P'	78,643,844	5,151,342	51,560	65,483,137	4,068,661	339,655	22,771,925	1,946,541	2.70%
Mid-Cap Growth 'P'	73,332,831	6,592,676	-	47,379,746	5,702,085	107,704	38,355,550	4,992,260	5.45%
Mid-Cap Value 'P'	77,558,974	5,650,600	168,861	2,206,545	5,460,340	(1,774,625)	84,857,605	6,435,690	5.66%
Small-Cap Equity 'P'	40,540,644	25,018,198	146,032	2,363,637	2,768,121	(2,195,200)	63,914,158	4,727,050	6.36%
Small-Cap Index 'P'	-	45,197,181	132,107	111,823	729,220	(284,747)	45,661,938	3,899,618	17.72%
Emerging Markets 'P'	36,393,780	5,166,447	-	1,842,049	4,465,768	(1,536,557)	42,647,389	3,178,417	4.11%
International Large-Cap 'P'	148,874,913	14,282,625	745,064	40,738,319	(2,219,161)	11,378,009	132,323,131	21,048,850	7.51%
International Small-Cap 'P'	73,104,128	10,249,788	155,658	3,100,896	(135,902)	2,584,395	82,857,171	10,815,894	7.76%
International Value 'P'	73,585,241	32,315,911	1,390,023	1,514,432	(108,808)	1,331,611	106,999,546	11,060,266	7.77%
Total	$4,038,753,949	$1,159,010,012	$56,221,338	$970,387,390	$137,326,414	$47,326,615	$4,468,250,938

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2012
							Ending Value	Share Balance	Ownership Percentage
Portfolio Optimization Moderate
Diversified Bond 'P'	$1,190,680,322	$99,845,260	$19,017,343	$27,889,750	$9,852,302	$27,981,358	$1,319,486,835	123,249,465	39.60%
Floating Rate Loan 'P'	444,015,470	1,504,487	11,993,359	11,339,670	93,657	5,138,831	451,406,134	59,924,074	50.70%
High Yield Bond 'P'	600,106,848	186,028	20,462,247	116,909,473	4,490,708	14,377,226	522,713,584	80,511,748	59.68%
Inflation Managed 'P'	892,570,161	77,532,571	12,744,755	575,003,117	112,413,928	(82,499,686)	437,758,612	38,201,722	40.33%
Inflation Protection 'P'	593,851,702	124,104,380	3,521,036	17,181,655	3,451,968	15,853,422	723,600,853	67,460,063	46.08%
Managed Bond 'P'	2,083,493,596	79,395,287	47,787,877	684,147,172	26,848,499	37,927,599	1,591,305,686	129,508,398	39.39%
Short Duration Bond 'P'	441,334,506	572,723,278	3,784,160	11,696,948	86,199	4,824,016	1,011,055,211	105,460,656	40.32%
Emerging Markets Debt 'P'	-	456,975,765	-	3,565,202	(83,191)	(419,269)	452,908,103	45,333,283	49.13%
American Funds Growth 'P'	149,312,814	-	269,132	75,615,835	2,846,200	10,483,321	87,295,632	10,111,507	72.05%
American Funds Growth-Income 'P'	462,470,384	-	1,181,316	226,847,506	8,193,716	27,483,433	272,481,343	27,924,216	40.17%
Comstock 'P'	730,819,262	121,913,704	2,788,815	62,857,773	42,437,076	19,088,518	854,189,602	98,877,755	36.54%
Dividend Growth 'P'	298,462,875	149,907	1,062,883	97,756,695	10,969,513	10,746,387	223,634,870	21,296,492	34.22%
Equity Index 'P'	593,855,703	391,348	2,259,407	313,057,020	23,317,373	28,394,101	335,160,912	11,107,407	27.38%
Growth LT 'P'	286,516,688	2,660,269	372,521	261,505,296	35,232,096	(2,068,539)	61,207,739	4,590,861	45.83%
Large-Cap Growth 'P'	430,630,708	3,655,013	-	96,522,237	70,827,331	(18,156,512)	390,434,303	69,064,032	37.46%
Large-Cap Value 'P'	1,053,432,933	152,177,547	5,416,157	104,066,494	35,763,143	62,318,044	1,205,041,330	96,390,421	39.83%
Long/Short Large-Cap 'P'	576,750,188	3,059,485	903,749	53,177,278	67,453,948	(13,241,861)	581,748,231	66,699,889	38.54%
Main Street Core 'P'	298,876,402	30,603,718	833,829	39,799,347	17,550,746	9,674,165	317,739,513	15,680,862	33.45%
Mid-Cap Equity 'P'	425,626,633	6,592,857	645,002	172,466,502	50,779,841	(32,035,620)	279,142,211	23,861,037	33.07%
Mid-Cap Growth 'P'	263,471,644	17,614,453	-	96,473,054	40,006,915	(20,208,584)	204,411,374	26,605,661	29.08%
Mid-Cap Value 'P'	417,954,758	299,372,113	1,420,574	24,067,113	45,804,158	(32,515,957)	707,968,533	53,693,075	47.21%
Small-Cap Equity 'P'	146,762,174	218,385	324,767	10,819,854	6,446,983	(1,793,116)	141,139,339	10,438,575	14.05%
Small-Cap Growth 'P'	140,732,912	2,954,157	-	8,567,690	18,453,689	(8,429,935)	145,143,133	13,540,598	38.06%
Small-Cap Index 'P'	-	151,310,558	441,729	896,246	2,416,160	(970,192)	152,302,009	13,006,887	59.09%
Small-Cap Value 'P'	147,623,308	139,864	731,316	5,579,035	14,042,236	(12,015,714)	144,941,975	11,406,562	44.81%
Real Estate 'P'	-	332,923,129	-	1,971,742	14,172,799	(14,332,497)	330,791,689	19,710,336	38.77%
Emerging Markets 'P'	391,729,755	28,520,864	-	31,355,293	44,293,850	(11,011,706)	422,177,470	31,463,969	40.70%
International Large-Cap 'P'	667,485,217	38,566,061	3,271,308	179,128,411	(8,882,488)	51,701,409	573,013,096	91,150,100	32.52%
International Small-Cap 'P'	391,624,279	28,527,015	710,202	63,758,225	(4,907,194)	21,309,127	373,505,204	48,756,104	34.96%
International Value 'P'	393,644,027	104,109,404	6,561,479	12,352,035	(1,382,032)	9,153,199	499,734,042	51,656,214	36.29%
Total	$14,513,835,269	$2,737,726,907	$148,504,963	$3,386,373,668	$692,990,129	$106,754,968	$14,813,438,568

Portfolio Optimization Growth
Diversified Bond 'P'	$638,596,185	$311,084,607	$13,836,208	$20,690,986	$7,295,088	$12,612,669	$962,733,771	89,926,189	28.90%
Inflation Managed 'P'	507,685,015	85,343,828	7,594,205	377,030,170	66,561,907	(49,790,424)	240,364,361	20,975,789	22.15%
Inflation Protection 'P'	379,193,521	75,308	1,394,754	103,192,150	6,188,726	4,528,086	288,188,245	26,867,294	18.35%
Managed Bond 'P'	1,025,850,739	85,363,612	32,845,789	99,585,011	3,722,085	23,009,253	1,071,206,467	87,180,128	26.52%
Short Duration Bond 'P'	380,342,943	26,476,978	1,517,632	7,706,381	51,091	5,257,204	405,939,467	42,342,537	16.19%
Emerging Markets Debt 'P'	-	121,109,043	-	1,831,599	(39,187)	(111,714)	119,126,543	11,923,826	12.92%
American Funds Growth 'P'	261,269,281	-	-	288,186,197	10,918,884	15,998,032	-	-	-%
American Funds Growth-Income 'P'	404,618,019	-	1,327,519	131,195,112	4,730,727	26,723,260	306,204,413	31,380,197	45.14%
Comstock 'P'	770,932,556	131,195,111	2,940,560	69,187,172	44,099,058	19,999,736	899,979,849	104,178,261	38.50%
Dividend Growth 'P'	386,482,828	-	1,249,654	154,104,877	15,181,350	12,634,309	261,443,264	24,896,942	40.01%
Equity Index 'P'	643,311,290	-	3,319,830	210,158,509	15,248,404	40,329,113	492,050,128	16,306,797	40.19%
Growth LT 'P'	249,218,403	32,069	362,037	218,599,111	31,908,738	(3,681,551)	59,240,585	4,443,315	44.36%
Large-Cap Growth 'P'	371,100,002	94,417	-	42,085,266	61,593,470	(17,889,755)	372,812,868	65,946,971	35.77%
Large-Cap Value 'P'	915,832,970	222,588,641	5,145,170	92,612,555	32,016,040	52,699,120	1,135,669,386	90,841,407	37.54%
Long/Short Large-Cap 'P'	503,425,699	262,390,223	1,193,599	44,859,148	86,524,290	(40,958,319)	767,716,344	88,021,918	50.85%
Main Street Core 'P'	388,572,248	-	994,210	46,018,886	20,267,415	14,741,246	378,556,233	18,682,247	39.86%
Mid-Cap Equity 'P'	626,152,494	21,869	995,983	223,244,071	78,239,948	(51,603,604)	430,562,619	36,804,433	51.01%
Mid-Cap Growth 'P'	348,653,635	606,801	-	6,327,870	78,195,334	(56,535,365)	364,592,535	47,454,431	51.87%
Mid-Cap Value 'P'	369,499,733	144,450,285	1,034,911	14,107,062	33,237,429	(18,761,798)	515,353,498	39,084,949	34.36%
Small-Cap Equity 'P'	642,321,480	52,478,046	1,536,633	47,840,551	29,767,786	(11,275,251)	666,988,143	49,330,016	66.40%
Small-Cap Growth 'P'	248,846,509	39,050	-	90,623,743	23,118,123	(4,616,660)	176,763,279	16,490,484	46.36%
Small-Cap Value 'P'	127,945,329	-	634,167	4,662,342	12,115,364	(10,423,858)	125,608,660	9,885,080	38.84%
Real Estate 'P'	259,397,312	131,195,112	-	26,095,561	18,968,513	17,485,130	400,950,506	23,890,773	46.99%
Emerging Markets 'P'	461,370,847	832,858	-	57,972,844	43,169,008	(5,278,707)	442,121,162	32,950,330	42.63%
International Large-Cap 'P'	707,336,857	14,100,500	4,319,044	11,282,462	(991,230)	41,518,940	755,001,649	120,099,307	42.85%
International Small-Cap 'P'	461,191,263	847,054	903,526	6,105,333	(827,837)	18,229,036	474,237,709	61,905,384	44.40%
International Value 'P'	463,721,461	105,824,198	7,621,070	7,326,399	(1,239,257)	10,821,554	579,422,627	59,893,417	42.08%
Total	$12,542,868,619	$1,696,149,610	$90,766,501	$2,402,631,368	$720,021,267	$45,659,682	$12,692,834,311

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2012	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2012
							Ending Value	Share Balance	Ownership Percentage
Portfolio Optimization Aggressive-Growth
Diversified Bond 'P'	$53,513,290	$42,788,478	$1,405,904	$1,368,834	$713,151	$937,567	$97,989,556	9,152,922	2.94%
Managed Bond 'P'	108,572,429	13,960,455	2,407,966	60,214,524	2,053,921	1,220,039	68,000,286	5,534,203	1.68%
American Funds Growth 'P'	58,773,700	-	104,429	30,263,955	1,139,942	4,118,443	33,872,559	3,923,479	27.95%
American Funds Growth-Income 'P'	91,020,698	-	235,237	44,020,297	1,591,101	5,432,899	54,259,638	5,560,593	8.00%
Comstock 'P'	189,926,163	38,714,253	735,246	20,050,144	11,039,923	4,696,613	225,062,054	26,052,332	9.63%
Dividend Growth 'P'	80,588,988	51,717	396,526	6,664,120	1,960,039	3,804,257	80,137,407	7,631,393	12.27%
Equity Index 'P'	161,494,696	162,335	781,744	60,579,070	4,536,794	9,555,249	115,951,748	3,842,701	9.47%
Growth LT 'P'	53,437,338	9,307	80,096	46,386,332	6,879,001	(912,481)	13,106,929	983,080	9.81%
Large-Cap Growth 'P'	102,805,478	75,677	-	10,676,397	17,181,645	(5,027,924)	104,358,479	18,460,000	10.01%
Large-Cap Value 'P'	218,667,845	44,190,962	1,192,857	22,616,086	7,185,582	12,671,849	261,293,009	20,900,647	8.64%
Long/Short Large-Cap 'P'	132,817,807	27,618,773	249,057	12,729,881	18,305,245	(6,066,095)	160,194,906	18,367,022	10.61%
Main Street Core 'P'	81,744,432	5,668,324	206,235	16,515,475	5,055,096	2,478,574	78,637,186	3,880,848	8.28%
Mid-Cap Equity 'P'	161,645,661	87,817	181,513	91,771,109	14,111,169	(6,109,528)	78,145,523	6,679,868	9.26%
Mid-Cap Growth 'P'	101,572,275	132,569	-	13,024,445	20,179,875	(13,283,099)	95,577,175	12,440,080	13.60%
Mid-Cap Value 'P'	107,230,908	35,864,273	284,457	7,213,907	8,953,399	(4,556,848)	140,562,282	10,660,391	9.37%
Small-Cap Equity 'P'	133,625,292	5,804,431	304,970	11,325,994	5,994,725	(1,935,199)	132,468,225	9,797,265	13.19%
Small-Cap Growth 'P'	53,756,820	8,402,841	-	6,603,272	7,627,524	(3,792,767)	59,391,146	5,540,680	15.58%
Small-Cap Index 'P'	54,421,223	8,418,631	173,285	7,771,040	1,099,712	3,438,296	59,780,107	5,105,337	23.19%
Small-Cap Value 'P'	53,425,895	55,046	269,490	1,531,746	5,042,168	(4,389,219)	52,871,634	4,160,862	16.35%
Real Estate 'P'	80,007,087	41,404,694	-	11,109,828	6,048,840	5,132,472	121,483,265	7,238,622	14.24%
Emerging Markets 'P'	125,768,411	262,352	-	6,232,082	13,712,993	(3,215,930)	130,295,744	9,710,659	12.56%
International Large-Cap 'P'	205,737,617	3,081,390	1,207,963	11,006,673	(351,243)	12,666,366	211,335,420	33,617,460	12.00%
International Small-Cap 'P'	125,871,216	8,449,812	261,930	1,484,118	(209,946)	4,685,374	137,574,268	17,958,479	12.88%
International Value 'P'	126,516,975	5,781,691	1,780,984	1,456,116	(254,301)	3,169,444	135,538,677	14,010,282	9.84%
Total	$2,662,942,244	$290,985,828	$12,259,889	$502,615,445	$159,596,355	$24,718,352	$2,647,887,223

(1)	Purchased cost excludes distributions received and reinvested.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain includes distributions from capital gains, if any.

D. INDEPENDENT TRUSTEES

The Fund pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Each independent trustee of the Board is eligible to participate in the Fund’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain portfolios in the Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Investment Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of the Class A and/or Class P shares of the corresponding series of the Pacific Life Funds without a sales load. The obligation of each portfolio under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a portfolio’s DCP Liability account will cause the expenses of that portfolio to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a portfolio’s DCP Liability account is recorded as an expense (trustees’ fees and expenses). For the period ended June 30, 2012, such expenses were increased by $10,772 for all applicable portfolios covered in this report as a result of the market value appreciation on such accounts. During the period ended June 30, 2012, the portfolios covered in this report paid $23,860 of deferred compensation to current independent trustees. As of June 30, 2012, the total amount in the DCP Liability accounts for all applicable portfolios covered in this report was $118,902.

E. OFFICERS OF THE FUND

All officers of the Fund are also officers of Pacific Life and PLFA and received no compensation from the Fund.

F. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the trustees which provides that the Fund will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. SECURITIES LENDING

The Fund, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolio. Under this program, the proceeds (cash collateral) received from borrowers

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and/or (ii) borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. Each portfolio manager of the portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Fund’s policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as an investment income (securities lending). Cash collateral received by the Long/Short Large-Cap Portfolio is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

9. COMMITTED LINE OF CREDIT

The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the Overnight LIBOR rate, plus 1.25%. The Fund pays the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line up to a maximum of $75,000. As of June 30, 2012, the actual interest rate on borrowing by the Fund was 1.42%. The committed line of credit will expire on August 31, 2012, unless renewed and applies to all portfolios covered in this report except the American Funds Growth, American Funds Growth-Income, American Funds Asset Allocation, Pacific Dynamix and Portfolio Optimization Portfolios. The Fund expects to renew the committed line of credit through August 30, 2013. The commitment fees and interest incurred by the Fund are recorded as an expense. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. As of June 30, 2012, the portfolios covered in this report had no borrowings outstanding in connection with this line of credit. The weighted average interest rate and the average dollar amount of borrowings on those days that the portfolio had a loan outstanding during the period ended June 30, 2012 for each applicable portfolio were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Diversified Bond	1.39%	$1,186,638
Comstock	1.42%	2,930,388
Equity Index	1.44%	2,995,157
Large-Cap Growth	1.41%	4,163,291
Large-Cap Value	1.41%	6,038,241
Long/Short Large-Cap	1.40%	269,258

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Main Street Core	1.41%	$2,392,853
Small-Cap Index	1.40%	3,068,360
Technology	1.40%	1,674,159
Emerging Markets	1.43%	3,834,407
International Large-Cap	1.42%	4,763,353
International Small-Cap	1.43%	2,373,907

10. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Fund’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2012, the Diversified Bond and Floating Rate Loan Portfolios had unfunded loan commitment of $881,005 and $1,656,067, respectively (see details in the Note (e) in the Notes to Schedule of Investments).

11. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments, and the Cash Management Portfolio since it trades exclusively in short-term debt investments) for the period ended June 30, 2012, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Diversified Bond	$6,310,168,500	$6,194,649,376
Inflation Managed	1,245,194,367	2,249,505,700
Inflation Protected	410,082,585	363,039,208
Managed Bond	23,449,632,699	22,279,293,945
Short Duration Bond	1,320,696,659	956,564,934
Long/Short Large-Cap	-	2,740,000

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Other Securities
Portfolio	Purchases	Sales
Diversified Bond	$416,821,378	$302,051,417
Floating Rate Loan	1,158,224,556	1,242,124,165
High Yield Bond	582,107,168	746,696,764
Inflation Managed	34,085,501	761,092,447
Inflation Protected	515,001,092	387,154,254
Managed Bond	368,504,313	714,666,237
Short Duration Bond	961,016,867	320,548,570
Emerging Markets Debt	906,609,191	21,886,375
American Funds Growth	8,151,356	460,722,138
American Funds Growth-Income	5,942,793	371,633,123
Comstock	486,364,106	280,199,023
Dividend Growth	122,080,044	344,636,772
Equity Index	39,402,321	541,925,552
Focused 30	11,029,780	12,668,911
Growth LT	227,165,576	788,880,964
Large-Cap Growth	541,920,621	700,144,827
Large-Cap Value	613,238,472	394,884,948
Long/Short Large-Cap	1,089,237,074	1,127,213,897
Main Street Core	429,220,601	516,282,931
Mid-Cap Equity	975,401,831	1,566,231,486
Mid-Cap Growth	99,432,182	272,365,544
Mid-Cap Value	1,808,130,943	1,337,159,856

	Other Securities
Portfolio	Purchases	Sales
Small-Cap Equity	$167,060,685	$150,201,019
Small-Cap Growth	210,172,394	314,690,906
Small-Cap Index	272,410,692	99,987,117
Small-Cap Value	75,608,676	83,697,405
Health Sciences	53,890,469	48,833,542
Real Estate	571,776,047	114,921,680
Technology	39,820,913	39,058,025
Emerging Markets	251,536,439	326,141,206
International Large-Cap	253,974,079	443,865,589
International Small-Cap	382,489,991	389,563,988
International Value	607,790,130	378,268,978
American Funds Asset Allocation	78,897,600	4,875,496
Pacific Dynamix – Conservative Growth	56,631,583	4,271,543
Pacific Dynamix – Moderate Growth	148,395,419	6,725,310
Pacific Dynamix – Growth	55,169,735	3,926,846
Portfolio Optimization Conservative	765,929,644	995,466,738
Portfolio Optimization Moderate-Conservative	1,314,144,283	970,387,390
Portfolio Optimization Moderate	3,433,585,011	3,386,373,668
Portfolio Optimization Growth	2,400,420,213	2,402,631,368
Portfolio Optimization Aggressive-Growth	445,354,625	502,615,445

12. FEDERAL INCOME TAX INFORMATION

The Fund currently intends that each portfolio (i) will qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”), or (ii) will be treated as a partnership for Federal income tax purposes only. A portfolio that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Insurance companies whose separate accounts invest in a portfolio taxed as a RIC would take into account for Federal income tax purposes amounts (and in some cases the character of amounts) distributed by such portfolio. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a RIC. All portfolios except for the Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, Emerging Markets, International Large-Cap, International Small-Cap and International Value Portfolios, elected to be taxed as a partnership (instead of a RIC).

Each of the portfolios electing to be taxed as a RIC declared and paid sufficient dividends on net investment income and capital gains distributions during 2011 to qualify as a RIC, and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for futures and options, swap income, paydown gains/loss, partnership income, foreign currency transactions, passive foreign investment companies, post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.

There were no post-October losses deferred by any portfolios covered in this report as of December 31, 2011. The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, if any, as of December 31, 2011 (only applicable to portfolios elected to be taxed as a RIC for Federal income tax purposes):

		Distributable Earnings
Portfolio	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-term Capital Gains
Cash Management	($9,006)	$7,301	$-
Diversified Bond	-	23,854,462	22,748,781
Floating Rate Loan	(246,446,842)	10,212,579	-
High Yield Bond	(39,744,884)	17,047,570	-
Inflation Managed	-	308,066,210	21,217,771
Inflation Protected	-	13,531,981	-
Managed Bond	-	161,612,043	5,860,476
Short Duration Bond	(98,769,425)	1,062,415	-
Emerging Markets	-	-	156,725,573
International Large-Cap	(251,208,864)	10,033,483	-
International Small-Cap	(250,252,344)	2,031,316	-
International Value	(1,395,025,342)	20,417,215	-

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Accumulated capital losses represent net capital loss carryovers as of December 31, 2011 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre- enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was December 31, 2011. The following table shows the expiration dates for capital losses carryover from pre-enactment taxable years and the amounts of capital losses carryover, if any, by each of the applicable portfolios electing to be taxed as a RIC during the year ended December 31, 2011:

	Pre-Enactment						Post-Enactment		Accumulated Capital Loss Carryover
	Net Capital Loss Carryover Expiring in						Unlimited Period of Net Capital Loss Carryover
Portfolio	2013	2014	2015	2016	2017	2018	Short-Term	Long-Term
Cash Management	$-	$-	$-	$-	($4,988)	$-	($4,018)	$-	($9,006)
Floating Rate Loan	-	-	(2,052,031)	(33,649,381)	(117,819,019)	(84,889,932)	(4,495,851)	(3,540,628)	(246,446,842)
High Yield Bond	-	-	-	-	(39,744,884)	-	-	-	(39,744,884)
Short Duration Bond	(3,095,297)	(11,664,072)	-	-	(84,010,056)	-	-	-	(98,769,425)
International Large-Cap	-	-	-	(71,247,531)	(147,465,251)	(31,356,801)	-	(1,139,281)	(251,208,864)
International Small-Cap	-	-	-	(28,263,472)	(221,988,872)	-	-	-	(250,252,344)
International Value	-	-	-	(177,748,089)	(948,743,595)	(82,194,234)	(81,196,872)	(105,142,552)	(1,395,025,342)

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2012, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (1)	Unrealized Appreciation (Depreciation)
Cash Management	$671,814,576	$-	$-	$-	$-	$-
Diversified Bond	3,683,271,516	161,513,579	(40,294,456)	121,219,123	835,465	122,054,588
Floating Rate Loan	976,923,394	9,694,755	(11,470,756)	(1,776,001)	14,409	(1,761,592)
High Yield Bond	1,210,603,148	46,423,701	(28,746,676)	17,677,025	-	17,677,025
Inflation Managed	2,782,450,475	83,559,295	(35,942,330)	47,616,965	(7,064,395)	40,552,570
Inflation Protected	1,596,474,752	43,552,809	(5,977,459)	37,575,350	8,488,822	46,064,172
Managed Bond	8,270,257,461	285,351,578	(109,921,559)	175,430,019	31,380,711	206,810,730
Short Duration Bond	2,759,922,680	21,443,612	(11,192,109)	10,251,503	348,443	10,599,946
Emerging Markets Debt	920,294,731	6,942,628	(13,724,148)	(6,781,520)	(933,204)	(7,714,724)
American Funds Growth	271,478,842	54,894,782	(530,154)	54,364,628	-	54,364,628
American Funds Growth-Income	807,551,497	66,729,026	(23,718)	66,705,308	-	66,705,308
Comstock	2,204,570,125	429,522,176	(174,703,172)	254,819,004	-	254,819,004
Dividend Growth	720,432,985	119,897,656	(21,954,466)	97,943,190	(3,888)	97,939,302
Equity Index	1,404,521,873	691,446,048	(51,826,297)	639,619,751	1,073,218	640,692,969
Focused 30	92,781,003	29,860,107	(6,624,756)	23,235,351	(1,035)	23,234,316
Growth LT	496,806,334	65,457,599	(22,874,969)	42,582,630	(995,641)	41,586,989
Large-Cap Growth	1,024,142,691	214,868,998	(39,615,572)	175,253,426	-	175,253,426
Large-Cap Value	2,748,770,936	669,199,466	(95,143,536)	574,055,930	69,083	574,125,013
Long/Short Large-Cap	1,903,225,273	176,153,785	(102,551,733)	73,602,052	(11,630,295)	61,971,757
Main Street Core	1,256,255,760	241,683,572	(33,461,239)	208,222,333	3,538	208,225,871
Mid-Cap Equity	1,145,057,436	67,784,599	(66,610,549)	1,174,050	-	1,174,050
Mid-Cap Growth	835,296,790	169,949,752	(104,110,067)	65,839,685	(20,559)	65,819,126
Mid-Cap Value	1,592,886,708	38,520,861	(90,623,929)	(52,103,068)	1,459	(52,101,609)
Small-Cap Equity	1,043,614,220	94,946,747	(94,740,224)	206,523	403,889	610,412
Small-Cap Growth	423,055,796	83,165,628	(16,511,529)	66,654,099	-	66,654,099
Small-Cap Index	614,341,920	77,256,815	(69,481,216)	7,775,599	745,586	8,521,185
Small-Cap Value	386,049,703	104,945,958	(15,779,121)	89,166,837	-	89,166,837
Health Sciences	109,757,780	51,019,627	(3,154,182)	47,865,445	-	47,865,445
Real Estate	951,703,309	190,637,187	(5,031,847)	185,605,340	13	185,605,353
Technology	76,003,393	7,512,391	(4,633,221)	2,879,170	(21,419)	2,857,751
Emerging Markets	1,300,171,174	252,581,673	(100,010,805)	152,570,868	(567,483)	152,003,385
International Large-Cap	2,044,066,333	238,002,226	(158,482,118)	79,520,108	(115,332)	79,404,776
International Small-Cap	1,107,065,128	113,657,229	(121,523,318)	(7,866,089)	(132,111)	(7,998,200)
International Value	1,753,765,609	65,447,918	(169,489,256)	(104,041,338)	1,688,251	(102,353,087)
American Funds Asset Allocation	332,242,714	41,849,789	(147,199)	41,702,590	-	41,702,590
Pacific Dynamix – Conservative Growth	188,931,810	4,118,846	(1,170,189)	2,948,657	-	2,948,657
Pacific Dynamix – Moderate Growth	433,498,112	14,439,985	(3,935,432)	10,504,553	-	10,504,553
Pacific Dynamix – Growth	242,585,873	10,056,349	(3,461,317)	6,595,032	-	6,595,032
Portfolio Optimization Conservative	3,364,068,062	62,748,403	(39,816,613)	22,931,790	-	22,931,790
Portfolio Optimization Moderate-Conservative	4,487,451,422	72,510,310	(91,710,794)	(19,200,484)	-	(19,200,484)
Portfolio Optimization Moderate	15,154,512,778	236,864,204	(577,938,414)	(341,074,210)	-	(341,074,210)
Portfolio Optimization Growth	13,203,907,288	207,131,011	(718,203,988)	(511,072,977)	-	(511,072,977)
Portfolio Optimization Aggressive-Growth	2,788,570,046	36,864,163	(177,546,986)	(140,682,823)	-	(140,682,823)

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, unfunded loan commitments, and assets and liabilities in foreign currencies, if any.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. The Fund is required to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. As a result of each portfolio’s evaluation, as of and during the period ended June 30, 2012, the Fund did not record a liability for any unrecognized tax benefits. The Fund’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense. During the period ended June 30, 2012, none of the portfolios covered in this report incurred any interest or penalties. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

The Fund remains subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Massachusetts) for the tax years ended December 31, 2008 through December 31, 2011 for Federal purposes and December 31, 2007 through December 31, 2011 for State purposes.

13. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gain distributions to shareholders for the period ended June 30, 2012 and the year ended December 31, 2011, were as follows:

	For the Period Ended June 30, 2012			For the Year Ended December 31, 2011
Portfolio	Ordinary Income	Long-term Capital Gains	Total	Ordinary Income	Long-term Capital Gains	Total
Cash Management	$7,301	$-	$7,301	$-	$-	$-
Diversified Bond	48,854,462	22,748,781	71,603,243	88,630,598	-	88,630,598
Floating Rate Loan	25,212,579	-	25,212,579	74,014,329	-	74,014,329
High Yield Bond	46,047,570	-	46,047,570	87,913,048	-	87,913,048
Inflation Managed	308,066,210	21,217,771	329,283,981	291,376,691	-	291,376,691
Inflation Protected	13,531,981	-	13,531,981	49,554,377	-	49,554,377
Managed Bond	161,612,043	5,860,476	167,472,519	274,940,307	104,114,540	379,054,847
Short Duration Bond	10,062,415	-	10,062,415	23,509,032	-	23,509,032
American Funds Growth	373,561	-	373,561	1,950,000	-	1,950,000
American Fund Growth-Income	2,940,741	-	2,940,741	12,130,000	-	12,130,000
Comstock	12,664,394	107,295,427	119,959,821	40,944,178	1,887,603	42,831,781
Dividend Growth	11,680,523	8,674,556	20,355,079	24,518,260	39,502,192	64,020,452
Equity Index	10,532,513	-	10,532,513	37,070,000	-	37,070,000
Focused 30	-	11,618,000	11,618,000	-	-	-
Growth LT	1,483,628	191,447,714	192,931,342	25,226,803	36,198,130	61,424,933
Large-Cap Growth	41,845,207	139,012,560	180,857,767	69,453,787	90,060,062	159,513,849
Large-Cap Value	15,959,291	76,040,764	92,000,055	53,645,514	4,262,969	57,908,483
Long/Short Large-Cap	77,012,789	93,889,384	170,902,173	111,733,228	62,015,431	173,748,659
Main Street Core	2,491,221	61,812,856	64,304,077	82,420,612	43,718,152	126,138,764
Mid-Cap Equity	1,949,263	218,571,962	220,521,225	105,664,047	170,101,634	275,765,681
Mid-Cap Growth	20,540,578	178,363,619	198,904,197	12,027,854	62,167,962	74,195,816
Mid-Cap Value	30,608,214	73,227,428	103,835,642	180,584,917	69,747,470	250,332,387
Small-Cap Equity	17,256,302	28,884,031	46,140,333	95,543,415	73,200,498	168,743,913
Small-Cap Growth	-	63,463,963	63,463,963	16,669,942	61,437,983	78,107,925
Small Cap Index	1,086,558	9,987,933	11,074,491	2,570,000	-	2,570,000
Small-Cap Value	1,798,656	49,014,289	50,812,945	12,220,507	76,157,508	88,378,015
Health Sciences	-	7,833,338	7,833,338	1,913,926	6,505,833	8,419,759
Real Estate	-	49,993,214	49,993,214	16,949,861	9,749,595	26,699,456
Technology	4,099,678	2,879,463	6,979,141	7,578,436	8,900,404	16,478,840
Emerging Markets	-	156,725,573	156,725,573	18,580,072	2,537,540	21,117,612
International Large-Cap	10,033,483	-	10,033,483	38,547,281	-	38,547,281
International Small-Cap	2,031,316	-	2,031,316	31,256,047	-	31,256,047
International Value	20,417,215	-	20,417,215	52,863,915	-	52,863,915
American Funds Asset Allocation	811,154	5,405,942	6,217,096	8,391,872	3,461,613	11,853,485
Pacific Dynamix – Conservative Growth	1,495,743	5,691,120	7,186,863	4,626,761	5,882,668	10,509,429
Pacific Dynamix – Moderate Growth	982,174	6,493,049	7,475,223	6,601,716	4,823,861	11,425,577
Pacific Dynamix – Growth	828,544	4,078,997	4,907,541	3,251,860	3,295,132	6,546,992
Portfolio Optimization Conservative	3,827,789	-	3,827,789	31,255,975	-	31,255,975
Portfolio Optimization Moderate-Conservative	727,777	-	727,777	30,724,278	-	30,724,278
Portfolio Optimization Moderate	48,724	-	48,724	99,409,891	-	99,409,891
Portfolio Optimization Growth	32,392	-	32,392	67,106,993	-	67,106,993
Portfolio Optimization Aggressive-Growth	5,798	-	5,798	12,201,784	-	12,201,784

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

14. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio for the periods ended June 30, 2012 and the year or periods ended December 31, 2011 were as follows:

	Cash Management		Diversified Bond		Floating Rate Loan
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	19,052,927	71,448,229	2,458,496	5,768,454	1,432,956	4,027,987
Dividend and distribution reinvested	714	-	241,590	7,106,585	273,500	8,975,491
Shares repurchased	(35,198,680)	(74,403,503)	(2,524,811)	(294,629,540)	(2,134,651)	(138,731,015)
Net increase (decrease)	(16,145,039)	(2,955,274)	175,275	(281,754,501)	(428,195)	(125,727,537)
Shares outstanding, beginning of year or period	82,440,261	85,395,535	13,510,811	295,265,312	13,943,674	139,671,211
Shares outstanding, end of year or period	66,295,222	82,440,261	13,686,086	13,510,811	13,515,479	13,943,674
Class P
Shares sold	-	3,867	36,725,558	310,108,526	3,542,156	139,140,939
Dividend and distribution reinvested	10	-	6,569,227	2,319,773	3,170,729	1,789,768
Shares repurchased	-	-	(14,474,361)	(30,032,348)	(19,143,567)	(10,304,319)
Net increase (decrease)	10	3,867	28,820,424	282,395,951	(12,430,682)	130,626,388
Shares outstanding, beginning of period	3,867	-	282,395,951	-	130,626,388	-
Shares outstanding, end of period	3,877	3,867	311,216,375	282,395,951	118,195,706	130,626,388

	High Yield Bond		Inflation Managed		Inflation Protected (1)
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	12,217,715	22,605,950	2,698,435	8,606,315	1,311,334	5,471,963
Dividend and distribution reinvested	2,128,782	11,121,850	12,658,961	23,956,821	21,348	80,766
Shares repurchased	(12,920,701)	(159,656,658)	(4,522,834)	(364,496,345)	(476,115)	(3,664,940)
Net increase (decrease)	1,425,796	(125,928,858)	10,834,562	(331,933,209)	856,567	1,887,789
Shares outstanding, beginning of year or period	57,922,506	183,851,364	57,898,890	389,832,099	1,887,789	-
Shares outstanding, end of year or period	59,348,302	57,922,506	68,733,452	57,898,890	2,744,356	1,887,789

Class P
Shares sold	7,461,033	169,358,023	14,621,404	180,543,048	14,240,942	152,248,882
Dividend and distribution reinvested	5,322,241	3,010,397	17,327,987	769,268	1,233,535	4,657,498
Shares repurchased	(39,359,035)	(10,891,160)	(96,608,080)	(21,931,219)	(5,746,412)	(20,237,660)
Net increase (decrease)	(26,575,761)	161,477,260	(64,658,689)	159,381,097	9,728,065	136,668,720
Shares outstanding, beginning of period	161,477,260	-	159,381,097	-	136,668,720	-
Shares outstanding, end of period	134,901,499	161,477,260	94,722,408	159,381,097	146,396,785	136,668,720

	Managed Bond		Short Duration Bond		Emerging Markets Debt (2)
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	5,065,200	10,254,718	4,577,514	6,598,638	64,409
Dividend and distribution reinvested	3,722,386	28,063,362	70,782	1,611,765	-
Shares repurchased	(7,385,160)	(455,663,154)	(3,496,180)	(154,994,515)	(968)
Net increase (decrease)	1,402,426	(417,345,074)	1,152,116	(146,784,112)	63,441
Shares outstanding, beginning of year or period	129,267,520	546,612,594	26,125,266	172,909,378	-
Shares outstanding, end of year or period	130,669,946	129,267,520	27,277,382	26,125,266	63,441

Class P
Shares sold	22,740,778	417,147,245	104,815,044	175,272,570	92,927,944
Dividend and distribution reinvested	10,344,953	4,964,255	983,011	894,541	-
Shares repurchased	(94,213,216)	(32,206,236)	(6,457,615)	(13,968,617)	(662,788)
Net increase (decrease)	(61,127,485)	389,905,264	99,340,440	162,198,494	92,265,156
Shares outstanding, beginning of period	389,905,264	-	162,198,494	-	-
Shares outstanding, end of period	328,777,779	389,905,264	261,538,934	162,198,494	92,265,156

	American Funds Growth		American Funds Growth-Income		Comstock
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	1,198,417	3,476,577	458,376	1,437,914	1,125,517	1,328,259
Dividend and distribution reinvested	-	60,430	-	221,069	849,645	3,533,502
Shares repurchased	(2,899,298)	(96,619,504)	(1,382,578)	(130,156,413)	(1,386,496)	(245,259,537)
Net increase (decrease)	(1,700,881)	(93,082,497)	(924,202)	(128,497,430)	588,666	(240,397,776)
Shares outstanding, beginning of year or period	25,360,421	118,442,918	20,932,834	149,430,264	15,426,094	255,823,870
Shares outstanding, end of year or period	23,659,540	25,360,421	20,008,632	20,932,834	16,014,760	15,426,094

Class P
Shares sold	-	63,275,523	-	104,793,194	42,122,651	246,278,065
Dividend and distribution reinvested	43,843	184,928	312,317	1,131,723	13,736,650	1,700,513
Shares repurchased	(49,463,760)	(5,548)	(36,716,227)	(7,095)	(18,731,927)	(14,525,222)
Net increase (decrease)	(49,419,917)	63,454,903	(36,403,910)	105,917,822	37,127,374	233,453,356
Shares outstanding, beginning of period	63,454,903	-	105,917,822	-	233,453,356	-
Shares outstanding, end of period	14,034,986	63,454,903	69,513,912	105,917,822	270,580,730	233,453,356

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Dividend Growth		Equity Index		Focused 30
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	1,520,526	2,871,793	1,625,204	1,803,907	1,390,311	970,318
Dividend and distribution reinvested	399,216	6,084,219	80,290	870,951	1,010,929	-
Shares repurchased	(1,721,392)	(102,965,394)	(2,176,570)	(70,606,912)	(1,434,919)	(3,958,589)
Net increase (decrease)	198,350	(94,009,382)	(471,076)	(67,932,054)	966,321	(2,988,271)
Shares outstanding, beginning of year or period	16,952,912	110,962,294	28,252,573	96,184,627	8,961,688	11,949,959
Shares outstanding, end of year or period	17,151,262	16,952,912	27,781,497	28,252,573	9,928,009	8,961,688

Class P
Shares sold	294,388	91,709,365	192,845	62,089,643	-	757
Dividend and distribution reinvested	1,641,923	555,373	283,289	493,369	86	-
Shares repurchased	(24,499,543)	(7,473,875)	(17,252,483)	(5,235,160)	-
Net increase (decrease)	(22,563,232)	84,790,863	(16,776,349)	57,347,852	86	757
Shares outstanding, beginning of period	84,790,863	-	57,347,852	-	757	-
Shares outstanding, end of period	62,227,631	84,790,863	40,571,503	57,347,852	843	757

	Growth LT		Large-Cap Growth		Large-Cap Value
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	231,529	637,685	2,737,351	5,282,534	714,955	2,384,019
Dividend and distribution reinvested	12,002,233	3,093,668	4,899,309	29,274,715	704,307	3,294,650
Shares repurchased	(1,890,715)	(62,789,886)	(3,309,277)	(248,057,318)	(2,418,013)	(253,267,412)
Net increase (decrease)	10,343,047	(59,058,533)	4,327,383	(213,500,069)	(998,751)	(247,588,743)
Shares outstanding, beginning of year or period	22,770,888	81,829,421	23,596,056	237,096,125	27,325,575	274,914,318
Shares outstanding, end of year or period	33,113,935	22,770,888	27,923,439	23,596,056	26,326,824	27,325,575

Class P
Shares sold	174,328	35,860,424	1,049,437	195,554,911	38,219,161	230,221,200
Dividend and distribution reinvested	3,474,683	111,972	28,141,527	-	7,093,284	1,823,205
Shares repurchased	(27,404,783)	(2,199,368)	(20,405,621)	(19,988,275)	(19,404,558)	(15,944,539)
Net increase (decrease)	(23,755,772)	33,773,028	8,785,343	175,566,636	25,907,887	216,099,866
Shares outstanding, beginning of period	33,773,028	-	175,566,636	-	216,099,866	-
Shares outstanding, end of period	10,017,256	33,773,028	184,351,979	175,566,636	242,007,753	216,099,866

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	399,742	1,433,131	463,049	907,480	614,587	1,425,050
Dividend and distribution reinvested	617,563	20,027,848	1,308,421	6,816,758	6,923,543	21,079,048
Shares repurchased	(434,900)	(191,054,690)	(2,935,427)	(56,182,824)	(2,560,401)	(133,452,638)
Net increase (decrease)	582,405	(169,593,711)	(1,163,957)	(48,458,586)	4,977,729	(110,948,540)
Shares outstanding, beginning of year or period	3,702,452	173,296,163	29,863,273	78,321,859	27,086,256	138,034,796
Shares outstanding, end of year or period	4,284,857	3,702,452	28,699,316	29,863,273	32,063,985	27,086,256

Class P
Shares sold	10,041,305	167,409,861	5,985,325	48,096,937	921,871	106,173,157
Dividend and distribution reinvested	19,729,752	563,780	2,065,179	209,777	13,296,865	272,830
Shares repurchased	(12,395,419)	(12,260,450)	(5,048,005)	(4,433,886)	(42,404,270)	(6,107,716)
Net increase (decrease)	17,375,638	155,713,191	3,002,499	43,872,828	(28,185,534)	100,338,271
Shares outstanding, beginning of period	155,713,191	-	43,872,828	-	100,338,271	-
Shares outstanding, end of period	173,088,829	155,713,191	46,875,327	43,872,828	72,152,737	100,338,271

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	2,297,747	4,899,726	956,147	1,976,962	877,272	1,526,546
Dividend and distribution reinvested	6,814,117	7,369,683	421,343	21,005,026	209,696	13,665,173
Shares repurchased	(3,588,835)	(119,263,824)	(914,127)	(101,175,693)	(693,588)	(88,093,449)
Net increase (decrease)	5,523,029	(106,994,415)	463,363	(78,193,705)	393,380	(72,901,730)
Shares outstanding, beginning of year or period	23,566,050	130,560,465	4,038,693	82,232,398	3,500,324	76,402,054
Shares outstanding, end of year or period	29,089,079	23,566,050	4,502,056	4,038,693	3,893,704	3,500,324

Class P
Shares sold	2,542,232	89,696,259	37,058,600	76,022,895	5,764,570	74,605,023
Dividend and distribution reinvested	19,946,822	-	7,772,698	360,985	3,316,177	329,539
Shares repurchased	(16,009,567)	(4,683,313)	(3,276,519)	(4,197,172)	(4,857,379)	(4,865,023)
Net increase	6,479,487	85,012,946	41,554,779	72,186,708	4,223,368	70,069,539
Shares outstanding, beginning of period	85,012,946	-	72,186,708	-	70,069,539	-
Shares outstanding, end of period	91,492,433	85,012,946	113,741,487	72,186,708	74,292,907	70,069,539

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	1,076,323	2,346,384	1,274,001	2,635,607	640,164	2,489,567
Dividend and distribution reinvested	1,731,735	7,240,243	552,179	214,596	1,744,470	7,001,111
Shares repurchased	(1,809,447)	(54,450,075)	(2,935,067)	(14,151,764)	(1,606,843)	(40,173,270)
Net increase (decrease)	998,611	(44,863,448)	(1,108,887)	(11,301,561)	777,791	(30,682,592)
Shares outstanding, beginning of year or period	10,673,167	55,536,615	32,496,265	43,797,826	14,037,267	44,719,859
Shares outstanding, end of year or period	11,671,778	10,673,167	31,387,378	32,496,265	14,815,058	14,037,267

Class P
Shares sold	257,005	40,755,437	17,373,683	5,286,410	14,754	25,379,175
Dividend and distribution reinvested	4,605,835	-	437,295	21,020	2,631,443	192,017
Shares repurchased	(7,800,224)	(2,246,291)	(734,108)	(372,458)	(818,122)	(1,946,763)
Net increase (decrease)	(2,937,384)	38,509,146	17,076,870	4,934,972	1,828,075	23,624,429
Shares outstanding, beginning of period	38,509,146	-	4,934,972	-	23,624,429	-
Shares outstanding, end of period	35,571,762	38,509,146	22,011,842	4,934,972	25,452,504	23,624,429

	Health Sciences		Real Estate		Technology
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	1,131,326	3,630,876	957,342	3,909,620	2,767,594	5,723,742
Dividend and distribution reinvested	585,608	686,095	813,224	1,553,525	1,677,101	3,640,770
Shares repurchased	(846,618)	(3,223,924)	(1,416,750)	(31,259,677)	(2,367,880)	(8,855,435)
Net increase (decrease)	870,316	1,093,047	353,816	(25,796,532)	2,076,815	509,077
Shares outstanding, beginning of year or period	10,255,609	9,162,562	17,069,105	42,865,637	16,834,670	16,325,593
Shares outstanding, end of year or period	11,125,925	10,255,609	17,422,921	17,069,105	18,911,485	16,834,670

Class P
Shares sold	-	735	28,762,659	23,988,366	-	1,706
Dividend and distribution reinvested	38	-	2,314,571	214,737	131	-
Shares repurchased	-	-	(2,379,011)	(2,061,591)	-	-
Net increase	38	735	28,698,219	22,141,512	131	1,706
Shares outstanding, beginning of period	735	-	22,141,512	-	1,706	-
Shares outstanding, end of period	773	735	50,839,731	22,141,512	1,837	1,706

	Emerging Markets		International Large-Cap		International Small-Cap
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	2,130,005	4,490,658	2,114,222	10,715,463	1,137,437	1,715,659
Dividend and distribution reinvested	3,660,290	1,114,578	-	5,180,899	-	3,422,310
Shares repurchased	(2,106,618)	(86,003,004)	(4,191,780)	(324,746,063)	(1,062,295)	(116,278,413)
Net increase (decrease)	3,683,677	(80,397,768)	(2,077,558)	(308,849,701)	75,142	(111,140,444)
Shares outstanding, beginning of year or period	28,091,749	108,489,517	64,905,930	373,755,631	6,731,701	117,872,145
Shares outstanding, end of year or period	31,775,426	28,091,749	62,828,372	64,905,930	6,806,843	6,731,701

Class P
Shares sold	2,292,898	76,403,870	9,444,088	324,046,377	4,960,773	149,425,357
Dividend and distribution reinvested	8,688,694	286,707	1,673,469	1,448,358	275,133	974,269
Shares repurchased	(6,312,788)	(4,056,006)	(39,243,598)	(17,102,202)	(8,299,672)	(7,899,999)
Net increase (decrease)	4,668,804	72,634,571	(28,126,041)	308,392,533	(3,063,766)	142,499,627
Shares outstanding, beginning of period	72,634,571	-	308,392,533	-	142,499,627	-
Shares outstanding, end of period	77,303,375	72,634,571	280,266,492	308,392,533	139,435,861	142,499,627

	International Value		American Funds Asset Allocation		Pacific Dynamix–Conservative Growth
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	2,100,035	2,947,991	5,383,830	5,084,986	4,810,676	4,747,995
Dividend and distribution reinvested	288,704	4,842,838	438,439	839,023	647,557	925,626
Shares repurchased	(1,782,858)	(126,874,377)	(365,838)	(1,721,959)	(450,747)	(4,632,190)
Net increase (decrease)	605,881	(119,083,548)	5,456,431	4,202,050	5,007,486	1,041,431
Shares outstanding, beginning of year or period	33,317,131	152,400,679	20,166,642	15,964,592	11,941,443	10,900,012
Shares outstanding, end of year or period	33,923,012	33,317,131	25,623,073	20,166,642	16,948,929	11,941,443

Class P
Shares sold	24,348,618	125,008,775
Dividend and distribution reinvested	1,973,394	808,141
Shares repurchased	(3,146,929)	(6,651,595)
Net increase	23,175,083	119,165,321
Shares outstanding, beginning of period	119,165,321	-
Shares outstanding, end of period	142,340,404	119,165,321

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Dynamix–Moderate Growth		Pacific Dynamix–Growth		Portfolio Optimization Conservative (1)
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	11,489,686	11,791,521	4,011,428	7,155,085	14,404,566	391,749,983
Dividend and distribution reinvested	601,712	918,483	389,104	513,957	374,612	3,171,453
Shares repurchased	(786,204)	(1,575,529)	(356,287)	(771,091)	(48,221,569)	(34,673,857)
Net increase (decrease)	11,305,194	11,134,475	4,044,245	6,897,951	(33,442,391)	360,247,579
Shares outstanding, beginning of year or period	23,491,204	12,356,729	15,090,616	8,192,665	360,247,579	-
Shares outstanding, end of year or period	34,796,398	23,491,204	19,134,861	15,090,616	326,805,188	360,247,579

	Portfolio Optimization Moderate-Conservative (1)		Portfolio Optimization Moderate (1)		Portfolio Optimization Growth (1)
	2012	2011	2012	2011	2012	2011
Class I
Shares sold	37,383,583	449,192,256	22,231,242	1,669,381,567	2,507,818	1,473,100,618
Dividend and distribution reinvested	72,910	3,199,736	5,024	10,642,244	3,433	7,369,721
Shares repurchased	(18,794,500)	(31,777,976)	(85,460,960)	(125,399,352)	(73,951,723)	(100,970,640)
Net increase (decrease)	18,661,993	420,614,016	(63,224,694)	1,554,624,459	(71,440,472)	1,379,499,699
Shares outstanding, beginning of period	420,614,016	-	1,554,624,459	-	1,379,499,699	-
Shares outstanding, end of period	439,276,009	420,614,016	1,491,399,765	1,554,624,459	1,308,059,227	1,379,499,699

	Portfolio Optimization Aggressive-Growth (1)
	2012	2011
Class I
Shares sold	950,463	335,025,263
Dividend and distribution reinvested	634	1,380,306
Shares repurchased	(22,859,142)	(34,553,953)
Net increase (decrease)	(21,908,045)	301,851,616
Shares outstanding, beginning of period	301,851,616	-
Shares outstanding, end of period	279,943,571	301,851,616

(1)	Operations commenced on May 2, 2011.
(2)	Operations commenced on April 30, 2012.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2012 to June 30, 2012. These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy (each a “Variable Contract”), and would be higher if they did.

ACTUAL EXPENSES

The first section of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable fee waivers (Note 6 to Financial Statements) and other expense reductions (Note 7B to Financial Statements). The “Ending Account Value at 06/30/12” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/12-06/30/12” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2012 to June 30, 2012.

You may use the information in the first section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first section under the heading entitled “Expenses Paid During the Period 01/01/12-06/30/12.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second section of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers and other expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction or Variable Contract costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/12	Ending Account Value at 06/30/12	Annualized Expense Ratio	Expenses Paid During the Period 01/01/12- 06/30/12 (1)
Cash Management
Actual
Class I	$1,000.00	$1,000.00	0.09%	$0.45
Class P	1,000.00	1,000.00	0.10%	0.50
Hypothetical
Class I	$1,000.00	$1,024.42	0.09%	$0.45
Class P	1,000.00	1,024.37	0.10%	0.50

Diversified Bond
Actual
Class I	$1,000.00	$1,046.10	0.65%	$3.31
Class P	1,000.00	1,047.10	0.45%	2.29
Hypothetical
Class I	$1,000.00	$1,021.63	0.65%	$3.27
Class P	1,000.00	1,022.63	0.45%	2.26

Floating Rate Loan
Actual
Class I	$1,000.00	$1,038.00	0.90%	$4.56
Class P	1,000.00	1,039.00	0.70%	3.55
Hypothetical
Class I	$1,000.00	$1,020.39	0.90%	$4.52
Class P	1,000.00	1,021.38	0.70%	3.52

Portfolio	Beginning Account Value at 01/01/12	Ending Account Value at 06/30/12	Annualized Expense Ratio	Expenses Paid During the Period 01/01/12- 06/30/12 (1)
High Yield Bond
Actual
Class I	$1,000.00	$1,065.70	0.64%	$3.29
Class P	1,000.00	1,066.80	0.44%	2.26
Hypothetical
Class I	$1,000.00	$1,021.68	0.64%	$3.22
Class P	1,000.00	1,022.68	0.44%	2.21

Inflation Managed
Actual
Class I	$1,000.00	$1,057.10	0.69%	$3.53
Class P	1,000.00	1,058.10	0.48%	2.46
Hypothetical
Class I	$1,000.00	$1,021.43	0.69%	$3.47
Class P	1,000.00	1,022.48	0.48%	2.41

Inflation Protected
Actual
Class I	$1,000.00	$1,034.80	0.58%	$2.93
Class P	1,000.00	1,035.80	0.38%	1.92
Hypothetical
Class I	$1,000.00	$1,021.98	0.58%	$2.92
Class P	1,000.00	1,022.97	0.38%	1.91

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/12	Ending Account Value at 06/30/12	Annualized Expense Ratio	Expenses Paid During the Period 01/01/12- 06/30/12 (1)
Managed Bond
Actual
Class I	$1,000.00	$1,057.30	0.65%	$3.32
Class P	1,000.00	1,058.40	0.44%	2.25
Hypothetical
Class I	$1,000.00	$1,021.63	0.65%	$3.27
Class P	1,000.00	1,022.68	0.44%	2.21

Short Duration Bond
Actual
Class I	$1,000.00	$1,017.00	0.65%	$3.26
Class P	1,000.00	1,018.00	0.45%	2.26
Hypothetical
Class I	$1,000.00	$1,021.63	0.65%	$3.27
Class P	1,000.00	1,022.63	0.45%	2.26

Emerging Markets Debt (2)
Actual
Class I	$1,000.00	$998.70	1.08%	$1.83
Class P	1,000.00	999.10	0.86%	1.46
Hypothetical
Class I	$1,000.00	$1,019.49	1.08%	$5.42
Class P	1,000.00	1,020.59	0.86%	4.32

American Funds Growth (3)
Actual
Class I	$1,000.00	$1,079.90	0.63%	$3.26
Class P	1,000.00	1,080.90	0.42%	2.17
Hypothetical
Class I	$1,000.00	$1,021.73	0.63%	$3.17
Class P	1,000.00	1,022.77	0.42%	2.11

American Funds Growth-Income (3)
Actual
Class I	$1,000.00	$1,082.50	0.62%	$3.21
Class P	1,000.00	1,083.60	0.42%	2.18
Hypothetical
Class I	$1,000.00	$1,021.78	0.62%	$3.12
Class P	1,000.00	1,022.77	0.42%	2.11

Comstock
Actual
Class I	$1,000.00	$1,084.10	0.91%	$4.72
Class P	1,000.00	1,085.20	0.71%	3.68
Hypothetical
Class I	$1,000.00	$1,020.34	0.91%	$4.57
Class P	1,000.00	1,021.33	0.71%	3.57

Dividend Growth
Actual
Class I	$1,000.00	$1,077.30	0.91%	$4.70
Class P	1,000.00	1,078.30	0.71%	3.67
Hypothetical
Class I	$1,000.00	$1,020.34	0.91%	$4.57
Class P	1,000.00	1,021.33	0.71%	3.57

Equity Index
Actual
Class I	$1,000.00	$1,093.40	0.29%	$1.51
Class P	1,000.00	1,094.50	0.09%	0.47
Hypothetical
Class I	$1,000.00	$1,023.42	0.29%	$1.46
Class P	1,000.00	1,024.42	0.09%	0.45

Portfolio	Beginning Account Value at 01/01/12	Ending Account Value at 06/30/12	Annualized Expense Ratio	Expenses Paid During the Period 01/01/12- 06/30/12 (1)
Focused 30
Actual
Class I	$1,000.00	$1,161.20	1.12%	$6.02
Class P	1,000.00	1,162.50	0.91%	4.89
Hypothetical
Class I	$1,000.00	$1,019.29	1.12%	$5.62
Class P	1,000.00	1,020.34	0.91%	4.57

Growth LT
Actual
Class I	$1,000.00	$1,097.20	0.80%	$4.17
Class P	1,000.00	1,097.90	0.60%	3.13
Hypothetical
Class I	$1,000.00	$1,020.89	0.80%	$4.02
Class P	1,000.00	1,021.88	0.60%	3.02

Large-Cap Growth
Actual
Class I	$1,000.00	$1,111.90	0.92%	$4.83
Class P	1,000.00	1,113.00	0.72%	3.78
Hypothetical
Class I	$1,000.00	$1,020.29	0.92%	$4.62
Class P	1,000.00	1,021.28	0.72%	3.62

Large-Cap Value
Actual
Class I	$1,000.00	$1,096.00	0.82%	$4.27
Class P	1,000.00	1,097.10	0.62%	3.23
Hypothetical
Class I	$1,000.00	$1,020.79	0.82%	$4.12
Class P	1,000.00	1,021.78	0.62%	3.12

Long/Short Large-Cap
Actual
Class I	$1,000.00	$1,091.80	2.05%	$10.66
Class P	1,000.00	1,092.80	1.86%	9.68
Hypothetical
Class I	$1,000.00	$1,014.67	2.05%	$10.27
Class P	1,000.00	1,015.61	1.86%	9.32

Main Street Core
Actual
Class I	$1,000.00	$1,090.10	0.69%	$3.59
Class P	1,000.00	1,091.20	0.50%	2.60
Hypothetical
Class I	$1,000.00	$1,021.43	0.69%	$3.47
Class P	1,000.00	1,022.38	0.50%	2.51

Mid-Cap Equity
Actual
Class I	$1,000.00	$1,030.80	0.93%	$4.70
Class P	1,000.00	1,031.70	0.73%	3.69
Hypothetical
Class I	$1,000.00	$1,020.24	0.93%	$4.67
Class P	1,000.00	1,021.23	0.73%	3.67

Mid-Cap Growth
Actual
Class I	$1,000.00	$1,060.80	0.96%	$4.92
Class P	1,000.00	1,061.80	0.76%	3.90
Hypothetical
Class I	$1,000.00	$1,020.09	0.96%	$4.82
Class P	1,000.00	1,021.08	0.76%	3.82

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/12	Ending Account Value at 06/30/12	Annualized Expense Ratio	Expenses Paid During the Period 01/01/12- 06/30/12 (1)
Mid-Cap Value
Actual
Class I	$1,000.00	$1,049.90	0.91%	$4.64
Class P	1,000.00	1,050.90	0.72%	3.67
Hypothetical
Class I	$1,000.00	$1,020.34	0.91%	$4.57
Class P	1,000.00	1,021.28	0.72%	3.62

Small-Cap Equity
Actual
Class I	$1,000.00	$1,028.50	1.00%	$5.04
Class P	1,000.00	1,029.50	0.80%	4.04
Hypothetical
Class I	$1,000.00	$1,019.89	1.00%	$5.02
Class P	1,000.00	1,020.89	0.80%	4.02

Small-Cap Growth
Actual
Class I	$1,000.00	$1,068.60	0.90%	$4.63
Class P	1,000.00	1,069.60	0.69%	3.55
Hypothetical
Class I	$1,000.00	$1,020.39	0.90%	$4.52
Class P	1,000.00	1,021.43	0.69%	3.47

Small-Cap Index
Actual
Class I	$1,000.00	$1,082.10	0.60%	$3.11
Class P	1,000.00	1,083.40	0.40%	2.07
Hypothetical
Class I	$1,000.00	$1,021.88	0.60%	$3.02
Class P	1,000.00	1,022.87	0.40%	2.01

Small-Cap Value
Actual
Class I	$1,000.00	$1,016.50	1.04%	$5.21
Class P	1,000.00	1,017.50	0.84%	4.21
Hypothetical
Class I	$1,000.00	$1,019.69	1.04%	$5.22
Class P	1,000.00	1,020.69	0.84%	4.22

Health Sciences
Actual
Class I	$1,000.00	$1,227.40	1.16%	$6.42
Class P	1,000.00	1,228.70	0.94%	5.21
Hypothetical
Class I	$1,000.00	$1,019.10	1.16%	$5.82
Class P	1,000.00	1,020.19	0.94%	4.72

Real Estate
Actual
Class I	$1,000.00	$1,145.10	1.11%	$5.92
Class P	1,000.00	1,146.40	0.91%	4.86
Hypothetical
Class I	$1,000.00	$1,019.34	1.11%	$5.57
Class P	1,000.00	1,020.34	0.91%	4.57

Technology
Actual
Class I	$1,000.00	$1,072.10	1.16%	$5.98
Class P	1,000.00	1,073.30	0.93%	4.79
Hypothetical
Class I	$1,000.00	$1,019.10	1.16%	$5.82
Class P	1,000.00	1,020.24	0.93%	4.67

Portfolio	Beginning Account Value at 01/01/12	Ending Account Value at 06/30/12	Annualized Expense Ratio	Expenses Paid During the Period 01/01/12- 06/30/12 (1)
Emerging Markets
Actual
Class I	$1,000.00	$1,080.60	1.06%	$5.48
Class P	1,000.00	1,081.70	0.86%	4.45
Hypothetical
Class I	$1,000.00	$1,019.59	1.06%	$5.32
Class P	1,000.00	1,020.59	0.86%	4.32

International Large-Cap
Actual
Class I	$1,000.00	$1,062.80	1.00%	$5.13
Class P	1,000.00	1,063.90	0.80%	4.11
Hypothetical
Class I	$1,000.00	$1,019.89	1.00%	$5.02
Class P	1,000.00	1,020.89	0.80%	4.02

International Small-Cap
Actual
Class I	$1,000.00	$1,038.90	1.07%	$5.42
Class P	1,000.00	1,039.90	0.87%	4.41
Hypothetical
Class I	$1,000.00	$1,019.54	1.07%	$5.37
Class P	1,000.00	1,020.54	0.87%	4.37

International Value
Actual
Class I	$1,000.00	$1,036.60	0.89%	$4.51
Class P	1,000.00	1,037.60	0.69%	3.50
Hypothetical
Class I	$1,000.00	$1,020.44	0.89%	$4.47
Class P	1,000.00	1,021.43	0.69%	3.47

American Funds Asset Allocation (3)
Actual
Class I	$1,000.00	$1,076.80	0.63%	$3.25
Hypothetical
Class I	$1,000.00	$1,021.73	0.63%	$3.17

Pacific Dynamix—Conservative Growth (4)
Actual
Class I	$1,000.00	$1,046.70	0.39%	$1.98
Hypothetical
Class I	$1,000.00	$1,022.92	0.39%	$1.96

Pacific Dynamix—Moderate Growth (4)
Actual
Class I	$1,000.00	$1,054.60	0.37%	$1.89
Hypothetical
Class I	$1,000.00	$1,023.02	0.37%	$1.86

Pacific Dynamix—Growth (4)
Actual
Class I	$1,000.00	$1,061.90	0.36%	$1.85
Hypothetical
Class I	$1,000.00	$1,023.07	0.36%	$1.81

Portfolio Optimization Conservative (5)
Actual
Class I	$1,000.00	$1,052.20	0.21%	$1.07
Hypothetical
Class I	$1,000.00	$1,023.82	0.21%	$1.06

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/12	Ending Account Value at 06/30/12	Annualized Expense Ratio	Expenses Paid During the Period 01/01/12- 06/30/12 (1)
Portfolio Optimization Moderate-Conservative (5)
Actual
Class I	$1,000.00	$1,059.50	0.21%	$1.08
Hypothetical
Class I	$1,000.00	$1,023.82	0.21%	$1.06

Portfolio Optimization Moderate (5)
Actual
Class I	$1,000.00	$1,063.90	0.21%	$1.08
Hypothetical
Class I	$1,000.00	$1,023.82	0.21%	$1.06

Portfolio	Beginning Account Value at 01/01/12	Ending Account Value at 06/30/12	Annualized Expense Ratio	Expenses Paid During the Period 01/01/12- 06/30/12 (1)
Portfolio Optimization Growth (5)
Actual
Class I	$1,000.00	$1,067.20	0.21%	$1.08
Hypothetical
Class I	$1,000.00	$1,023.82	0.21%	$1.06

Portfolio Optimization Aggressive-Growth (5)
Actual
Class I	$1,000.00	$1,072.10	0.21%	$1.08
Hypothetical
Class I	$1,000.00	$1,023.82	0.21%	$1.06

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 days.
(2)	The Emerging Markets Debt Portfolio commenced operations on April 30, 2012. The actual fund return and expenses paid during the period by this portfolio were for the period from April 30, 2012 to June 30, 2012 instead of the six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.
(3)	The annualized expense ratios for the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds (see Note 1 in Notes to Financial Statements) in which the portfolios invest.
(4)	The annualized expense ratios for all the Pacific Dynamix Portfolios do not include expenses of the Pacific Dynamix Underlying Portfolios (see Note 1 in Notes to Financial Statements) in which the Pacific Dynamix Portfolios invest.
(5)	The annualized expense ratios for the Portfolio Optimization Portfolios do not include expenses of the Portfolio Optimization Underlying Portfolios (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Portfolios invest.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS

(Unaudited)

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Fund”) oversees the management of each of the separate portfolios of the Fund (each a “Portfolio” and collectively, the “Portfolios”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each portfolio management agreement (the “Portfolio Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers or “Portfolio Managers.” PLFA serves as the investment adviser for all of the Portfolios and directly manages, under the name Pacific Asset Management (“PAM”), the High Yield Bond and the Cash Management Portfolios (the “PAM Managed Portfolios”) and the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (the “Asset Allocation Portfolios,” and together with the PAM Managed Portfolios, the “Directly Managed Portfolios”). For the other Portfolios, with the exception of the American Funds Growth-Income Portfolio, the American Funds Growth Portfolio, and the American Funds Asset Allocation Portfolio (collectively, the “Feeder Portfolios”), PLFA has retained other firms to serve as Portfolio Managers under PLFA’s supervision. Each of the Feeder Portfolios invests all of its assets in a master fund; and therefore, PLFA has not retained other portfolio managers to manage the assets of these Portfolios. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 12-13, 2011. The description below does not relate to the annual renewal of the Advisory Agreement and Portfolio Management Agreements discussed above, but to approvals for the Emerging Markets Debt Portfolio, as described in further detail below.

At the December 12-13, 2011 meeting, the Board, including all of the Independent Trustees, approved, effective May 1, 2012, the Advisory Agreement with PLFA with respect to the Emerging Markets Debt Portfolio (the “Emerging Markets Debt Advisory Agreement”) and the Portfolio Management Agreement with Ashmore Investment Management Limited (“Ashmore”) with respect to the Portfolio (the “Ashmore Portfolio Management Agreement”), and appointed Ashmore as the Portfolio Manager for this Portfolio.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

In evaluating the Emerging Markets Debt Advisory Agreement and the Ashmore Portfolio Management Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services

Portfolio Oversight and Supervision – PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of Portfolio Managers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs the Trustees about matters relevant to the Trust and its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems to provide the appropriate investment management, compliance and monitoring services required for the Portfolio. The Board noted that PLFA monitors numerous investment, performance and compliance metrics for the portfolios of the Trust.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Emerging Markets Debt Portfolio in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered the ability of PLFA to provide an appropriate level of support and resources to the Emerging Markets Debt Portfolio and whether PLFA has sufficiently qualified personnel. The Trustees based this review on information and materials provided to them throughout the year by PLFA. The Trustees considered PLFA’s continued development and use of analytical tools for assessing Portfolio performance and the performance of Portfolio Managers, conducting an attribution analysis on performance and reporting on performance to the Trustees. The Trustees noted that PLFA uses these tools to monitor and identify when a Portfolio is underperforming its applicable benchmarks or peer groups, and then conducts various analyses to try to assess the sources of and reasons for underperformance. The Trustees noted that PLFA has developed processes to oversee and monitor a Portfolio Manager’s execution of investment strategies. The Board noted that PLFA provides the Board with analysis of this data over rolling periods to assist the Board in identifying trends in Portfolio performance and other areas, and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance. The Board also noted that PLFA conducts periodic due diligence on a Portfolio Manager involving on-site visits, in-person meetings and telephonic meetings to gather information that PLFA uses to attempt to gain an in-depth understanding of a Portfolio Manager’s investment process and to seek to identify issues that may be relevant to a Portfolio Manager’s investment process and to seek to identify issues that may be relevant to a Portfolio Manager’s services to a Portfolio or a Portfolio’s performance. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and significant amount of attention expected to be given to the Emerging Markets Debt Portfolio by PLFA’s management and staff. The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

services provided by PLFA to the Portfolio, including assistance with security valuation, risk management analysis, preparation of periodic performance and financial reports, review of trade execution and coordination of other service providers to the Trust.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Portfolio under the Emerging Markets Debt Advisory Agreement.

Ashmore. The Trustees considered the benefits to shareholders of retaining Ashmore as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by Ashmore. In this regard, the Trustees considered various materials relating to the proposed Portfolio Manager, including copies of the proposed Ashmore Portfolio Management Agreement; copies of the Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including qualitative assessments from senior management of PLFA.

The Trustees considered that under the Ashmore Portfolio Management Agreement, Ashmore would be responsible for providing the investment management services for the Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Emerging Markets Debt Portfolio over both the short- and long-term, the organizational depth and resources of Ashmore, including the background and experience of Ashmore’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered Ashmore’s written compliance policies and procedures and noted that the Trust’s Chief Compliance Officer (“CCO”) had provided an assessment of Ashmore’s compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics.

In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted with respect to Ashmore, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Ashmore. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Emerging Markets Debt Portfolio by PLFA under the Emerging Markets Debt Advisory Agreement and Ashmore under the Ashmore Portfolio Management Agreement.

2. Performance

The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage an emerging markets debt portfolio, and the identification by PLFA of Ashmore to serve as Portfolio Manager with regard to the day-to-day investment activities of the Emerging Markets Debt Portfolio. Because this consideration related to a newly organized portfolio, no actual performance record for this Portfolio was available. However, the Trustees considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related Ashmore Portfolio Management Agreement, as described below.

The Trustees considered information about the historical performance of accounts managed by the same Ashmore portfolio management team that would manage the Emerging Markets Debt Portfolio using similar, though not identical, investment strategies as those proposed for the Emerging Markets Debt Portfolio (the “Comparable Performance”). The Trustees considered the Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, three-, five- and ten-year periods as of September 30, 2011. The Trustees also considered the Comparable Performance against a pertinent benchmark and an applicable peer group for the previous ten calendar years as of September 30, 2011. Additionally, the Trustees considered performance information presented by PLFA for another potential portfolio manager. The Trustees also considered the need for Ashmore to adhere to the Portfolio’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that Ashmore’s performance record was acceptable.

3. Advisory and Portfolio Management Fees

PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee for the Emerging Markets Debt Portfolio. The Trustees reviewed the proposed advisory fees for the Portfolio and compared such amounts with the average fees of other funds in an applicable peer fund group. The Trustees also noted that the Portfolio would be subject to contractual expense limitations agreed to by PLFA. The Trustees considered that the proposed advisory fee was in line with industry averages for Emerging Markets Debt products based on the data presented to the Board. The Trustees also considered that PLFA agreed to an asset-based breakpoint schedule for the Emerging Markets Debt Portfolio so that the advisory fee as a percentage of the Portfolio’s net assets would decrease as the Portfolio becomes larger. The Trustees noted that the proposed breakpoints appear to offer meaningful potential savings to shareholders of the Emerging Markets Debt Portfolio at higher asset levels.

The Board concluded that the compensation payable under the Emerging Markets Debt Advisory Agreement is fair and reasonable.

Ashmore. The Trustees considered information regarding the comparative sub-advisory fees charged under other investment advisory contracts of the Portfolio Manager with regard to other investment accounts with substantially similar investment strategies as the Emerging Markets Debt Portfolio. The Trustees noted that in certain cases there were differences in the level of services proposed to be provided to the Emerging Markets Debt Portfolio by Ashmore and that the level of services provided by Ashmore on these other accounts were due to the different nature of the accounts or an affiliation between Ashmore and the account. These differences often explained differences in fee schedules. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Ashmore, and that the Emerging Markets Debt Portfolio’s sub-advisory management fees are paid by PLFA and are not paid directly by the Emerging Markets Debt Portfolio. The Trustees also considered that the sub-advisory management fees payable to Ashmore under the Ashmore Portfolio Management Agreement contained breakpoints.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

The Board concluded that the compensation payable under the Ashmore Portfolio Management Agreement is fair and reasonable.

4. Costs, Level of Profits and Economies of Scale

The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Portfolio and information regarding the anticipated projected profitability of the proposed Portfolio to PLFA.

PLFA’s Costs and Profitability. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Emerging Markets Debt Portfolio based on the projected assets, income and expenses of PLFA in its relationship with the Portfolio. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Emerging Markets Debt Portfolio. The Trustees considered the overall financial soundness of PLFA. The Trustees reviewed projected profitability information with respect to the projected profit or loss to PLFA from the Emerging Markets Debt Advisory Agreement. The Trustees reviewed the projected revenues and benefits that are expected to be derived from the Emerging Markets Debt Portfolio. The Trustees considered the projected profitability of the Emerging Markets Debt Portfolio Agreement to Ashmore to the extent practicable based on the financial information provided by Ashmore.

The Trustees considered that it was difficult to accurately determine or evaluate the projected profitability of the Ashmore Portfolio Management Agreement to Ashmore because it managed substantial assets or had multiple business lines and, further, that any such assessment would involve assumptions regarding its allocation policies, capital structure, cost of capital, business mix and other factors. The Trustees gave less weight to projected profitability considerations than other information provided in connection with this matter, given the arms’- length nature of the relationship between PLFA and Ashmore with respect to the negotiation of portfolio management fees, the fact that such fees are paid by PLFA and the fact that they are projections.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Emerging Markets Debt Portfolio as assets grow. Because the Emerging Markets Debt Portfolio has no operating history and no assets, no economies of scale exist at this time with respect to the Portfolio. However, the Trustees considered that by utilizing an advisory fee schedule with breakpoints whereby the advisory fee as a percentage of the Portfolio’s net assets decreases or will decrease as the Portfolio becomes larger represents a good faith attempt to share economies of scale and potential future economies of scale as the asset levels of the Portfolio increase. The Trustees also noted that there would be an expense limitation agreement in place for the Emerging Markets Debt Portfolio.

The Board concluded that the Emerging Markets Debt Portfolio’s fee structure reflected in the Emerging Markets Debt Advisory Agreement and Ashmore Portfolio Management Agreement is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA information concerning other benefits that may be received by PLFA and Ashmore and their affiliates as a result of their relationship with the Emerging Markets Debt Portfolio, including fees for administrative services and reimbursement at an approximate cost basis for certain support services, as well as commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft-dollars by the Portfolio Manager. In this regard, the Trustees noted that Ashmore represented that they do not anticipate utilizing an affiliated broker-dealer for trades or utilizing soft dollar credits generated by Portfolio commissions to pay for research services. The potential benefits that may be derived by PLFA from its relationship with the Emerging Markets Debt Portfolio could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Trustees considered potential benefits to be derived by Ashmore from its relationship with the Emerging Markets Debt Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the compensation payable under the Emerging Markets Debt Advisory Agreement and the Ashmore Portfolio Management Agreement is fair and reasonable; and (ii) the Emerging Markets Debt Advisory Agreement and Ashmore Portfolio Management Agreement are in the best interests of the Emerging Markets Debt Portfolio and its shareholders. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Fund files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The fund’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Web site at http://www. sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Fund files information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Fund’s Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Fund

For complete descriptions of the various securities and other instruments held by the Fund and their risks, please see the Fund’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Fund’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s SAI.

Availability of a Complete Schedule of Investments

The Fund’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain portfolios. A complete schedule for each summary SOI presented is available as noted below.

How to obtain Information

The Fund’s prospectus, SAI (including Proxy Voting Policies), the Pacific Dynamix Underlying Portfolios annual and semi-annual reports, and complete Schedules of Investments are available:

•	On the Fund’s website at http://www.PacificLife.com

•	On the SEC’ website at http://www. sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Pacific Life’s Annuity Registered Representative: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-800-7681

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

7 a.m. through 5 p.m. Pacific Time

Pacific Life Insurance Company/

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Report

as of June 30, 2012

• Pacific Select Fund

Form Nos.: 15-20803-15 357-12A

Pacific Dynamix Underlying Portfolios

Semi-Annual Report

As of June 30, 2012

PACIFIC SELECT FUND

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 23.3%
Consumer Discretionary - 1.7%
AutoZone Inc 4.000% due 11/15/20	$50,000	$53,576
Best Buy Co Inc
5.500% due 03/15/21	25,000	23,006
6.750% due 07/15/13	100,000	104,256
CBS Corp
5.900% due 10/15/40	50,000	56,415
8.875% due 05/15/19	25,000	33,122
Comcast Corp
4.950% due 06/15/16	200,000	224,809
5.700% due 07/01/19	100,000	119,096
6.950% due 08/15/37	200,000	258,052
Cox Communications Inc 5.450% due 12/15/14	25,000	27,529
DIRECTV Holdings LLC
3.550% due 03/15/15	88,000	92,735
3.800% due 03/15/22	100,000	101,415
5.200% due 03/15/20	35,000	38,819
6.000% due 08/15/40	50,000	54,748
6.375% due 03/01/41	50,000	57,522
Discovery Communications LLC 5.050% due 06/01/20	50,000	56,620
Ford Motor Co 7.450% due 07/16/31	100,000	125,750
Johnson Controls Inc 5.000% due 03/30/20	50,000	56,653
Lowe’s Cos Inc
5.500% due 10/15/35	100,000	118,967
6.875% due 02/15/28	50,000	65,382
Macy’s Retail Holdings Inc
3.875% due 01/15/22	100,000	105,425
5.750% due 07/15/14	60,000	65,154
McDonald’s Corp
3.500% due 07/15/20	50,000	54,663
3.700% due 02/15/42	200,000	200,244
4.875% due 07/15/40	10,000	11,896
NBCUniversal Media LLC
3.650% due 04/30/15	100,000	106,329
6.400% due 04/30/40	125,000	153,455
News America Inc
6.400% due 12/15/35	50,000	57,901
6.900% due 03/01/19	150,000	184,794
6.900% due 08/15/39	150,000	180,050
Nordstrom Inc 6.750% due 06/01/14	20,000	22,187
Omnicom Group Inc 4.450% due 08/15/20	50,000	54,043
Princeton University 5.700% due 03/01/39	50,000	70,218
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	63,549
Staples Inc 9.750% due 01/15/14	50,000	55,910
Target Corp
6.000% due 01/15/18	100,000	122,678
7.000% due 01/15/38	125,000	176,425
The Home Depot Inc
5.400% due 03/01/16	50,000	57,709
5.875% due 12/16/36	75,000	96,485
The Walt Disney Co
2.750% due 08/16/21	50,000	50,910
4.500% due 12/15/13	100,000	105,920
Thomson Reuters Corp (Canada)
4.700% due 10/15/19	25,000	28,415
5.850% due 04/15/40	25,000	30,215

	Principal Amount	Value
Time Warner Cable Inc
4.000% due 09/01/21	$100,000	$105,368
5.000% due 02/01/20	300,000	337,662
5.875% due 11/15/40	50,000	56,237
6.750% due 06/15/39	50,000	61,223
7.500% due 04/01/14	100,000	110,924
Time Warner Inc
3.150% due 07/15/15	100,000	105,554
4.700% due 01/15/21	50,000	55,855
6.100% due 07/15/40	50,000	57,801
6.200% due 03/15/40	50,000	58,495
6.250% due 03/29/41	50,000	58,423
7.700% due 05/01/32	150,000	196,633
TJX Cos Inc 4.200% due 08/15/15	25,000	27,385
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	29,619
Viacom Inc
1.250% due 02/27/15	50,000	50,164
5.625% due 09/15/19	25,000	29,545
6.875% due 04/30/36	50,000	65,027
Yale University 2.900% due 10/15/14	50,000	52,723
Yum! Brands Inc
4.250% due 09/15/15	25,000	27,092
6.875% due 11/15/37	25,000	33,264

		5,242,041

Consumer Staples - 1.7%
Altria Group Inc
4.750% due 05/05/21	200,000	227,391
7.750% due 02/06/14	100,000	110,383
9.950% due 11/10/38	50,000	79,837
Anheuser-Busch InBev Worldwide Inc
4.125% due 01/15/15	150,000	161,773
5.375% due 01/15/20	200,000	238,853
6.375% due 01/15/40	50,000	68,738
Archer-Daniels-Midland Co 5.765% due 03/01/41	50,000	63,926
Beam Inc 5.875% due 01/15/36	100,000	115,943
Bunge Ltd Finance Corp 8.500% due 06/15/19	10,000	12,508
Colgate-Palmolive Co 0.600% due 11/15/14	100,000	100,026
ConAgra Foods Inc 5.875% due 04/15/14	100,000	108,038
CVS Caremark Corp
5.750% due 06/01/17	100,000	118,279
6.125% due 09/15/39	50,000	62,458
6.600% due 03/15/19	25,000	31,237
Diageo Capital PLC (United Kingdom)
5.750% due 10/23/17	100,000	120,407
7.375% due 01/15/14	100,000	110,067
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	51,254
General Mills Inc
5.400% due 06/15/40	45,000	53,640
5.650% due 02/15/19	100,000	120,946
Kellogg Co
3.250% due 05/21/18	65,000	69,798
7.450% due 04/01/31	25,000	34,373
Kimberly-Clark Corp 7.500% due 11/01/18	50,000	67,184
Kraft Foods Inc
5.250% due 10/01/13	100,000	105,300
5.375% due 02/10/20	100,000	118,600
6.125% due 02/01/18	100,000	120,034
6.500% due 02/09/40	100,000	129,092

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-1

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Lorillard Tobacco Co 3.500% due 08/04/16	$45,000	$46,973
PepsiCo Inc
3.100% due 01/15/15	100,000	105,398
5.000% due 06/01/18	100,000	117,019
Philip Morris International Inc
6.375% due 05/16/38	100,000	134,435
6.875% due 03/17/14	100,000	110,459
Safeway Inc 3.950% due 08/15/20	60,000	58,033
The Clorox Co
3.550% due 11/01/15	25,000	26,551
3.800% due 11/15/21	100,000	104,529
The Coca-Cola Co
1.800% due 09/01/16	100,000	102,852
3.300% due 09/01/21	100,000	107,569
The Hershey Co 1.500% due 11/01/16	100,000	100,981
The Kroger Co
2.200% due 01/15/17	50,000	50,635
3.900% due 10/01/15	100,000	107,974
The Pepsi Bottling Group Inc 7.000% due 03/01/29	100,000	137,961
The Procter & Gamble Co
3.500% due 02/15/15	150,000	160,872
5.500% due 02/01/34	50,000	64,403
Unilever Capital Corp 5.900% due 11/15/32	50,000	69,407
Wal-Mart Stores Inc
1.500% due 10/25/15	100,000	102,364
3.200% due 05/15/14	250,000	262,554
3.250% due 10/25/20	100,000	107,574
5.000% due 10/25/40	100,000	120,241
6.500% due 08/15/37	150,000	212,599
Walgreen Co 5.250% due 01/15/19	25,000	28,495

		5,039,963

Energy - 2.3%
Anadarko Petroleum Corp
6.200% due 03/15/40	100,000	114,050
6.375% due 09/15/17	100,000	116,346
6.450% due 09/15/36	50,000	58,063
Apache Corp
1.750% due 04/15/17	100,000	102,143
5.250% due 02/01/42	25,000	29,549
5.625% due 01/15/17	50,000	59,150
6.000% due 01/15/37	25,000	31,745
Baker Hughes Inc 5.125% due 09/15/40	50,000	58,768
BP Capital Markets PLC (United Kingdom)
3.561% due 11/01/21	100,000	106,161
3.625% due 05/08/14	250,000	262,197
Buckeye Partners LP 5.500% due 08/15/19	25,000	26,312
Canadian Natural Resources Ltd (Canada) 6.750% due 02/01/39	90,000	116,630
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	50,000	59,034
Chevron Corp 4.950% due 03/03/19	50,000	60,384
ConocoPhillips
4.600% due 01/15/15	100,000	109,559
5.750% due 02/01/19	150,000	183,289
6.500% due 02/01/39	50,000	69,587
Devon Energy Corp 6.300% due 01/15/19	50,000	61,462
Devon Financing Corp ULC (Canada) 7.875% due 09/30/31	50,000	71,784

	Principal Amount	Value
Diamond Offshore Drilling Inc 5.700% due 10/15/39	$25,000	$29,893
El Paso Natural Gas Co 5.950% due 04/15/17	50,000	56,720
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	17,037
7.500% due 04/15/38	50,000	64,741
Encana Corp (Canada) 5.900% due 12/01/17	100,000	114,176
Energy Transfer Partners LP
6.125% due 02/15/17	50,000	56,276
9.000% due 04/15/19	50,000	62,564
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	109,198
Enterprise Products Operating LLC
6.125% due 10/15/39	115,000	130,898
6.500% due 01/31/19	100,000	120,759
9.750% due 01/31/14	25,000	28,218
EOG Resources Inc 5.625% due 06/01/19	100,000	120,232
EQT Corp 8.125% due 06/01/19	25,000	30,039
Halliburton Co 7.450% due 09/15/39	25,000	37,164
Hess Corp
5.600% due 02/15/41	50,000	53,323
7.125% due 03/15/33	50,000	62,305
Husky Energy Inc (Canada) 5.900% due 06/15/14	50,000	54,385
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	101,601
5.300% due 09/15/20	50,000	55,515
5.625% due 02/15/15	35,000	38,537
6.850% due 02/15/20	50,000	60,160
6.950% due 01/15/38	50,000	59,393
Magellan Midstream Partners LP 6.400% due 07/15/18	100,000	119,925
Marathon Oil Corp 6.000% due 10/01/17	50,000	58,982
Nabors Industries Inc 4.625% due 09/15/21	150,000	156,265
Nexen Inc (Canada) 6.200% due 07/30/19	50,000	58,032
Noble Energy Inc 4.150% due 12/15/21	100,000	105,436
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	203,410
NuStar Logistics LP 4.800% due 09/01/20	25,000	25,532
Occidental Petroleum Corp 4.100% due 02/01/21	100,000	112,398
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	250,784
Petrobras International Finance Co (Cayman)
3.500% due 02/06/17	100,000	102,937
3.875% due 01/27/16	100,000	103,775
5.750% due 01/20/20	25,000	27,489
6.875% due 01/20/40	50,000	60,048
7.875% due 03/15/19	100,000	122,200
Petroleos Mexicanos (Mexico)
4.875% due 03/15/15	50,000	54,187
4.875% due 01/24/22 ~	100,000	108,250
5.500% due 01/21/21	100,000	113,500
6.500% due 06/02/41 ~	100,000	117,250
Phillips 66 4.300% due 04/01/22 ~	100,000	105,490
Plains All American Pipeline LP
5.000% due 02/01/21	50,000	56,639
6.700% due 05/15/36	100,000	117,419

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-2

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Rowan Cos Inc 7.875% due 08/01/19	$30,000	$36,286
Shell International Finance BV (Netherlands)
3.100% due 06/28/15	100,000	106,779
4.300% due 09/22/19	100,000	116,288
6.375% due 12/15/38	50,000	71,114
Spectra Energy Capital LLC 6.200% due 04/15/18	25,000	29,893
Statoil ASA (Norway) 5.250% due 04/15/19	100,000	119,975
Talisman Energy Inc (Canada) 6.250% due 02/01/38	100,000	108,588
Total Capital SA (France)
3.000% due 06/24/15	100,000	106,218
4.125% due 01/28/21	100,000	111,274
TransCanada Pipelines Ltd (Canada)
7.125% due 01/15/19	100,000	128,217
7.625% due 01/15/39	50,000	75,169
Transocean Inc (Cayman) 6.000% due 03/15/18	100,000	111,891
Valero Energy Corp
6.125% due 02/01/20	50,000	57,853
6.625% due 06/15/37	50,000	56,310
Weatherford International Ltd (Bermuda)
6.750% due 09/15/40	100,000	112,752
9.625% due 03/01/19	100,000	130,561
Williams Partners LP
3.800% due 02/15/15	50,000	52,638
4.000% due 11/15/21	100,000	104,161
6.300% due 04/15/40	20,000	23,801

		6,999,063

Financials - 9.4%
Abbey National Treasury Services PLC (United Kingdom) 4.000% due 04/27/16	100,000	98,654
ACE INA Holdings Inc
2.600% due 11/23/15	100,000	104,106
5.900% due 06/15/19	15,000	18,529
Aflac Inc 6.900% due 12/17/39	15,000	18,268
African Development Bank (Multi-National) 2.500% due 03/15/16	100,000	106,448
American Express Co
4.875% due 07/15/13	25,000	26,005
7.000% due 03/19/18	100,000	123,989
American Express Credit Corp
2.750% due 09/15/15	100,000	104,445
2.800% due 09/19/16	200,000	208,923
American International Group Inc
5.050% due 10/01/15	100,000	106,254
5.850% due 01/16/18	200,000	221,737
8.175% due 05/15/68 §	50,000	54,500
American Tower Corp REIT 4.700% due 03/15/22	200,000	205,875
Ameriprise Financial Inc 7.300% due 06/28/19	20,000	25,019
Aon Corp 5.000% due 09/30/20	50,000	55,607
Asian Development Bank (Multi-National)
0.875% due 06/10/14	200,000	202,062
1.875% due 10/23/18	100,000	104,340
2.625% due 02/09/15	150,000	158,347
2.750% due 05/21/14	50,000	52,257
AXA SA (France) 8.600% due 12/15/30	25,000	26,827
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	54,269
Bank of America Corp
3.750% due 07/12/16	200,000	201,888

	Principal Amount	Value
4.500% due 04/01/15	$200,000	$206,312
5.625% due 07/01/20	200,000	214,611
5.700% due 01/24/22	150,000	165,625
6.500% due 08/01/16	200,000	219,904
Bank of Montreal (Canada) 2.500% due 01/11/17	200,000	207,051
Bank of Nova Scotia (Canada)
2.375% due 12/17/13	50,000	51,209
2.550% due 01/12/17	200,000	208,109
3.400% due 01/22/15	50,000	52,746
Barclays Bank PLC (United Kingdom)
2.375% due 01/13/14	100,000	100,281
5.000% due 09/22/16	150,000	163,112
BB&T Corp
2.150% due 03/22/17	100,000	101,744
3.375% due 09/25/13	50,000	51,453
3.950% due 04/29/16	50,000	54,496
Berkshire Hathaway Finance Corp
2.450% due 12/15/15	100,000	104,467
5.750% due 01/15/40	25,000	30,479
Berkshire Hathaway Inc 3.400% due 01/31/22	100,000	105,134
BlackRock Inc
3.500% due 12/10/14	25,000	26,537
5.000% due 12/10/19	100,000	114,556
BNP Paribas SA (France) 3.250% due 03/11/15	100,000	100,910
Boston Properties LP REIT
3.700% due 11/15/18	100,000	104,697
5.875% due 10/15/19	25,000	28,880
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	103,569
Capital One Bank USA NA 8.800% due 07/15/19	50,000	63,088
Capital One Financial Corp
4.750% due 07/15/21	100,000	109,401
7.375% due 05/23/14	15,000	16,487
Caterpillar Financial Services Corp 2.650% due 04/01/16	200,000	210,075
Citigroup Inc
3.953% due 06/15/16	250,000	256,491
4.500% due 01/14/22	60,000	62,139
4.875% due 05/07/15	100,000	102,662
5.000% due 09/15/14	100,000	102,570
6.000% due 12/13/13	250,000	262,847
6.000% due 08/15/17	100,000	109,710
6.125% due 11/21/17	100,000	110,972
8.125% due 07/15/39	200,000	268,068
CME Group Inc 5.400% due 08/01/13	50,000	52,469
CNA Financial Corp
6.500% due 08/15/16	50,000	56,336
7.350% due 11/15/19	15,000	17,782
Comerica Inc 3.000% due 09/16/15	100,000	104,237
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	31,644
Council of Europe Development Bank (Multi-National) 1.500% due 02/22/17	100,000	100,330
Credit Suisse NY (Switzerland)
4.375% due 08/05/20	350,000	375,597
5.500% due 05/01/14	300,000	318,210
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	76,785
Deutsche Bank AG (Germany) 3.250% due 01/11/16	300,000	309,102
Discover Bank 8.700% due 11/18/19	100,000	124,486

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-3

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Duke Realty Corp REIT 6.750% due 03/15/20	$25,000	$29,287
ERP Operating LP 4.750% due 07/15/20	100,000	110,264
European Bank for Reconstruction & Development (Multi-National)
1.000% due 02/16/17	100,000	100,063
5.000% due 05/19/14	100,000	108,069
European Investment Bank (Multi-National)
1.125% due 08/15/14	200,000	202,047
1.500% due 05/15/14	350,000	355,041
2.250% due 03/15/16	500,000	519,676
2.875% due 01/15/15	50,000	52,601
2.875% due 09/15/20	100,000	104,025
3.000% due 04/08/14	100,000	104,049
4.250% due 07/15/13	200,000	207,669
4.875% due 02/15/36	25,000	29,150
5.125% due 05/30/17	150,000	175,638
Export-Import Bank of Korea (South Korea)
5.000% due 04/11/22	100,000	111,502
5.875% due 01/14/15	100,000	109,717
Fifth Third Bancorp
5.450% due 01/15/17	50,000	54,759
8.250% due 03/01/38	25,000	34,075
First Horizon National Corp 5.375% due 12/15/15	50,000	52,810
Ford Motor Credit Co LLC
3.875% due 01/15/15	250,000	257,639
5.875% due 08/02/21	250,000	278,821
General Electric Capital Corp
2.150% due 01/09/15	250,000	254,399
3.350% due 10/17/16	400,000	421,952
4.625% due 01/07/21	200,000	220,527
5.300% due 02/11/21	100,000	112,513
5.900% due 05/13/14	300,000	326,047
6.750% due 03/15/32	100,000	124,316
6.875% due 01/10/39	200,000	259,240
Genworth Financial Inc 7.700% due 06/15/20	50,000	49,501
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	94,953
HCP Inc REIT 5.650% due 12/15/13	125,000	132,077
Health Care REIT Inc 6.200% due 06/01/16	100,000	110,210
Healthcare Realty Trust Inc REIT 6.500% due 01/17/17	25,000	27,366
Hospitality Properties Trust REIT 7.875% due 08/15/14	25,000	27,052
HSBC Bank USA NA 4.875% due 08/24/20	100,000	103,110
HSBC Finance Corp
5.500% due 01/19/16	200,000	216,834
6.676% due 01/15/21	211,000	228,977
HSBC Holdings PLC (United Kingdom)
4.875% due 01/14/22	100,000	110,841
6.500% due 09/15/37	100,000	111,439
Inter-American Development Bank (Multi-National)
0.375% due 11/08/13	200,000	199,891
1.125% due 03/15/17	200,000	202,216
4.250% due 09/10/18	125,000	148,275
International Bank for Reconstruction & Development (Multi-National)
0.500% due 11/26/13	300,000	300,450
2.125% due 03/15/16	250,000	263,269
2.375% due 05/26/15	100,000	105,684
International Finance Corp (Multi-National)
2.125% due 11/17/17	200,000	210,589
Jefferies Group Inc 8.500% due 07/15/19	25,000	27,250

	Principal Amount	Value
JPMorgan Chase & Co
2.050% due 01/24/14	$100,000	$101,140
3.450% due 03/01/16	400,000	415,090
4.350% due 08/15/21	200,000	211,637
4.400% due 07/22/20	50,000	52,862
5.125% due 09/15/14	100,000	106,305
5.600% due 07/15/41	100,000	113,950
6.125% due 06/27/17	100,000	111,480
6.300% due 04/23/19	100,000	117,104
6.400% due 05/15/38	100,000	120,797
JPMorgan Chase Capital Trust XXVII 7.000% due 11/01/39	150,000	150,375
KeyCorp 5.100% due 03/24/21	100,000	111,809
Kimco Realty Corp REIT 6.875% due 10/01/19	25,000	29,972
Kreditanstalt fuer Wiederaufbau (Germany)
1.000% due 01/12/15	200,000	202,021
1.250% due 10/26/15	100,000	101,692
1.375% due 01/13/14	200,000	202,837
2.375% due 08/25/21	250,000	252,189
2.625% due 02/16/16	500,000	531,515
3.500% due 03/10/14	250,000	262,559
4.000% due 01/27/20	100,000	114,564
4.500% due 07/16/18	100,000	117,430
Landwirtschaftliche Rentenbank (Germany)
3.125% due 07/15/15	150,000	160,345
5.125% due 02/01/17	100,000	117,280
Lincoln National Corp 8.750% due 07/01/19	115,000	145,094
Lloyds TSB Bank PLC (United Kingdom) 4.875% due 01/21/16	100,000	105,103
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	30,708
Markel Corp 7.125% due 09/30/19	25,000	29,138
Marsh & McLennan Cos Inc 5.750% due 09/15/15	25,000	27,752
Merrill Lynch & Co Inc
5.000% due 01/15/15	100,000	103,539
6.050% due 05/16/16	100,000	103,513
6.110% due 01/29/37	150,000	141,931
6.875% due 04/25/18	200,000	224,166
MetLife Inc
5.875% due 02/06/41	50,000	61,712
6.750% due 06/01/16	250,000	293,509
Morgan Stanley
2.875% due 07/28/14	100,000	99,106
4.750% due 04/01/14	50,000	50,465
5.500% due 07/28/21	50,000	49,384
5.750% due 01/25/21	200,000	197,669
5.950% due 12/28/17	200,000	205,766
6.000% due 04/28/15	200,000	206,901
6.250% due 08/09/26	100,000	98,841
National Australia Bank Ltd (Australia) 2.000% due 03/09/15	250,000	250,830
National Rural Utilities Cooperative Finance Corp
4.750% due 03/01/14	50,000	53,339
8.000% due 03/01/32	50,000	73,746
Nomura Holdings Inc (Japan)
5.000% due 03/04/15	35,000	36,364
6.700% due 03/04/20	5,000	5,552
Nordic Investment Bank (Multi-National) 2.625% due 10/06/14	100,000	104,812
Northern Trust Corp 3.375% due 08/23/21	50,000	53,870
Oesterreichische Kontrollbank AG (Austria) 1.750% due 10/05/15	100,000	101,710

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-4

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
PNC Funding Corp
3.625% due 02/08/15	$100,000	$106,291
5.125% due 02/08/20	100,000	115,910
Private Export Funding Corp
2.450% due 07/15/24	100,000	99,359
4.300% due 12/15/21	25,000	29,506
ProLogis LP 7.625% due 08/15/14	25,000	27,517
Protective Life Corp 8.450% due 10/15/39	25,000	30,216
Prudential Financial Inc
5.625% due 05/12/41	50,000	51,313
6.200% due 01/15/15	30,000	32,955
6.625% due 06/21/40	50,000	57,251
7.375% due 06/15/19	70,000	85,601
Rabobank (Netherlands)
1.850% due 01/10/14	100,000	100,768
3.875% due 02/08/22	100,000	102,008
Realty Income Corp REIT 5.875% due 03/15/35	50,000	54,652
Royal Bank of Canada (Canada) 2.625% due 12/15/15	100,000	104,435
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	200,036
5.650% due 02/01/20	75,000	87,680
6.750% due 02/01/40	25,000	31,264
SLM Corp
6.250% due 01/25/16	200,000	211,000
8.450% due 06/15/18	100,000	112,500
SunTrust Banks Inc
3.500% due 01/20/17	200,000	207,349
5.000% due 09/01/15	4,000	4,230
Svensk Exportkredit AB (Sweden)
2.125% due 07/13/16	100,000	103,080
3.250% due 09/16/14	25,000	26,265
TD Ameritrade Holding Corp 4.150% due 12/01/14	50,000	52,892
The Allstate Corp 6.200% due 05/16/14	175,000	192,598
The Bank of New York Mellon Corp
2.500% due 01/15/16	100,000	103,717
4.300% due 05/15/14	60,000	64,003
The Bear Stearns Cos LLC 5.700% due 11/15/14	100,000	108,281
The Charles Schwab Corp 4.950% due 06/01/14	25,000	26,827
The Chubb Corp 5.750% due 05/15/18	50,000	61,231
The Goldman Sachs Group Inc
3.625% due 02/07/16	300,000	300,384
4.750% due 07/15/13	200,000	205,699
5.250% due 07/27/21	50,000	50,918
5.375% due 03/15/20	100,000	103,169
5.625% due 01/15/17	125,000	131,296
5.750% due 01/24/22	100,000	105,833
6.125% due 02/15/33	50,000	51,552
6.150% due 04/01/18	100,000	108,592
6.250% due 02/01/41	100,000	104,758
6.750% due 10/01/37	50,000	49,202
The Hartford Financial Services Group Inc 6.300% due 03/15/18	85,000	93,113
The NASDAQ OMX Group Inc 5.250% due 01/16/18	50,000	53,364
The Progressive Corp 3.750% due 08/23/21	100,000	108,236
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	250,000	254,872
6.400% due 10/21/19	50,000	53,427

	Principal Amount	Value
The Toronto-Dominion Bank (Canada) 2.375% due 10/19/16	$100,000	$102,838
The Travelers Cos Inc
5.750% due 12/15/17	50,000	59,808
6.250% due 06/15/37	25,000	32,537
Torchmark Corp 9.250% due 06/15/19	50,000	63,798
Toyota Motor Credit Corp
1.375% due 08/12/13	50,000	50,433
2.050% due 01/12/17	100,000	102,368
4.250% due 01/11/21	100,000	112,329
U.S. Bancorp 2.200% due 11/15/16	45,000	46,477
4.200% due 05/15/14	150,000	159,730
U.S. Bank NA 6.300% due 02/04/14	100,000	108,313
UBS AG (Switzerland)
3.875% due 01/15/15	150,000	155,118
5.750% due 04/25/18	100,000	110,969
USB Capital XIII Trust 6.625% due 12/15/39	15,000	15,170
Wachovia Bank NA 6.600% due 01/15/38	100,000	126,794
Wachovia Corp 5.750% due 02/01/18	100,000	118,485
Wells Fargo & Co
2.625% due 12/15/16	300,000	308,760
5.000% due 11/15/14	100,000	107,036
WestLB AG (Germany) 4.796% due 07/15/15	100,000	102,866
Westpac Banking Corp (Australia)
3.000% due 08/04/15	100,000	103,675
4.875% due 11/19/19	25,000	27,131
WR Berkley Corp 6.250% due 02/15/37	50,000	54,429

		28,415,286

Health Care - 1.6%
Abbott Laboratories
5.125% due 04/01/19	100,000	119,363
6.150% due 11/30/37	50,000	67,310
Aetna Inc 3.950% due 09/01/20	50,000	54,413
Amgen Inc
2.500% due 11/15/16	200,000	208,101
5.150% due 11/15/41	74,000	77,655
5.700% due 02/01/19	100,000	118,052
6.400% due 02/01/39	25,000	30,018
AstraZeneca PLC (United Kingdom)
5.900% due 09/15/17	100,000	120,330
6.450% due 09/15/37	25,000	34,013
Baxter International Inc 4.250% due 03/15/20	100,000	113,112
Becton Dickinson & Co 3.125% due 11/08/21	100,000	104,370
Boston Scientific Corp 6.400% due 06/15/16	100,000	115,309
Bristol-Myers Squibb Co 5.450% due 05/01/18	25,000	30,120
CIGNA Corp 4.500% due 03/15/21	100,000	107,864
Covidien International Finance SA (Luxembourg)
2.800% due 06/15/15	100,000	104,160
Eli Lilly & Co
4.200% due 03/06/14	50,000	53,058
5.500% due 03/15/27	100,000	125,382
Express Scripts Holding Co
2.750% due 11/21/14 ~	100,000	102,210
6.125% due 11/15/41 ~	50,000	61,069

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-5

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Gilead Sciences Inc 4.400% due 12/01/21	$100,000	$110,672
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	100,000	138,190
GlaxoSmithKline Capital PLC (United Kingdom)
1.500% due 05/08/17	200,000	200,689
Johnson & Johnson
3.550% due 05/15/21	50,000	56,242
4.850% due 05/15/41	50,000	61,958
5.550% due 08/15/17	50,000	60,789
Life Technologies Corp 4.400% due 03/01/15	25,000	26,588
McKesson Corp 6.500% due 02/15/14	100,000	109,044
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	53,142
Medtronic Inc
3.000% due 03/15/15	50,000	53,100
4.450% due 03/15/20	25,000	28,760
4.500% due 03/15/42	100,000	109,787
Merck & Co Inc
4.000% due 06/30/15	50,000	54,597
6.000% due 09/15/17	50,000	61,241
6.550% due 09/15/37	100,000	143,850
Novartis Capital Corp
4.125% due 02/10/14	100,000	105,618
4.400% due 04/24/20	50,000	58,021
Pfizer Inc
5.350% due 03/15/15	100,000	111,892
6.200% due 03/15/19	150,000	188,375
7.200% due 03/15/39	50,000	76,287
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	16,653
5.750% due 01/30/40	10,000	11,506
Sanofi (France) 4.000% due 03/29/21	100,000	111,825
St. Jude Medical Inc 2.200% due 09/15/13	50,000	50,839
Teva Pharmaceutical Finance II BV (Netherlands)
3.000% due 06/15/15	200,000	210,657
Thermo Fisher Scientific Inc 3.200% due 03/01/16	100,000	107,183
UnitedHealth Group Inc 6.875% due 02/15/38	250,000	349,192
Watson Pharmaceuticals Inc 5.000% due 08/15/14	20,000	21,261
WellPoint Inc 5.875% due 06/15/17	100,000	118,124
Wyeth LLC 5.950% due 04/01/37	50,000	65,950
Zimmer Holdings Inc 3.375% due 11/30/21	100,000	103,185

		4,721,126

Industrials - 1.4%
3M Co 4.375% due 08/15/13	50,000	52,249
Boeing Capital Corp 3.250% due 10/27/14	100,000	105,940
Burlington Northern Santa Fe LLC
4.700% due 10/01/19	100,000	112,542
5.750% due 05/01/40	100,000	119,843
Canadian National Railway Co (Canada) 6.200% due 06/01/36	50,000	67,554
Canadian Pacific Railway Ltd (Canada) 4.500% due 01/15/22	50,000	54,168
Caterpillar Inc 6.050% due 08/15/36	125,000	164,565
Continental Airlines 2009-1 Pass-Through Trust
9.000% due 01/08/18	44,238	50,652

	Principal Amount	Value
CSX Corp
5.500% due 04/15/41	$75,000	$84,754
6.250% due 04/01/15	100,000	114,019
7.375% due 02/01/19	50,000	63,902
Danaher Corp
2.300% due 06/23/16	50,000	52,271
3.900% due 06/23/21	50,000	55,847
Deere & Co 4.375% due 10/16/19	50,000	58,026
Delta Air Lines 2010-2A Pass-Through Trust
4.950% due 11/23/20	91,622	97,348
Dover Corp 5.375% due 03/01/41	50,000	61,827
Emerson Electric Co
4.125% due 04/15/15	100,000	108,212
4.250% due 11/15/20	25,000	28,719
General Dynamics Corp 5.250% due 02/01/14	87,000	93,341
General Electric Co 5.250% due 12/06/17	100,000	116,971
Goodrich Corp 4.875% due 03/01/20	25,000	28,728
Honeywell International Inc 5.000% due 02/15/19	100,000	119,206
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	114,552
Ingersoll-Rand Global Holding Co Ltd (Bermuda)
9.500% due 04/15/14	100,000	113,719
John Deere Capital Corp
0.875% due 04/17/15	100,000	100,195
2.750% due 03/15/22	100,000	100,804
Koninklijke Philips Electronics NV (Netherlands)
5.750% due 03/11/18	50,000	59,297
Lockheed Martin Corp 4.250% due 11/15/19	100,000	111,947
Norfolk Southern Corp
3.000% due 04/01/22	100,000	101,446
4.837% due 10/01/41	50,000	55,484
5.900% due 06/15/19	50,000	61,186
Northrop Grumman Corp 3.500% due 03/15/21	100,000	105,961
Pitney Bowes Inc 5.600% due 03/15/18	50,000	52,004
Raytheon Co 4.400% due 02/15/20	25,000	28,449
Republic Services Inc
3.800% due 05/15/18	100,000	107,180
5.500% due 09/15/19	27,000	31,309
Rockwell Collins Inc 5.250% due 07/15/19	100,000	118,152
Ryder System Inc 2.500% due 03/01/17	50,000	50,527
The Boeing Co 5.875% due 02/15/40	50,000	66,366
Tyco International Finance SA (Luxembourg)
3.375% due 10/15/15	50,000	53,947
4.125% due 10/15/14	25,000	26,999
Union Pacific Corp 6.125% due 02/15/20	100,000	123,768
United Parcel Service Inc
5.500% due 01/15/18	50,000	60,171
6.200% due 01/15/38	50,000	69,060
United Technologies Corp
3.100% due 06/01/22	200,000	210,199
4.500% due 04/15/20	30,000	34,849
6.050% due 06/01/36	50,000	64,829

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-6

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
6.125% due 02/01/19	$100,000	$124,067
6.125% due 07/15/38	25,000	32,702
Waste Management Inc 7.750% due 05/15/32	100,000	140,998

		4,130,851

Information Technology - 1.0%
Adobe Systems Inc 4.750% due 02/01/20	100,000	111,953
Arrow Electronics Inc 6.000% due 04/01/20	25,000	27,469
Avnet Inc 6.000% due 09/01/15	100,000	109,837
Cisco Systems Inc
1.625% due 03/14/14	200,000	203,901
4.950% due 02/15/19	200,000	236,295
Dell Inc 5.875% due 06/15/19	100,000	117,886
eBay Inc 0.875% due 10/15/13	35,000	35,218
Fiserv Inc 3.125% due 06/15/16	50,000	51,611
Google Inc 1.250% due 05/19/14	50,000	50,805
Hewlett-Packard Co
3.000% due 09/15/16	100,000	103,000
3.750% due 12/01/20	50,000	49,981
4.750% due 06/02/14	200,000	211,574
6.000% due 09/15/41	55,000	60,918
Intel Corp 4.800% due 10/01/41	85,000	97,895
International Business Machines Corp
0.750% due 05/11/15	250,000	249,831
1.875% due 05/15/19	100,000	101,290
1.950% due 07/22/16	100,000	103,010
5.600% due 11/30/39	26,000	34,068
8.375% due 11/01/19	100,000	142,755
Juniper Networks Inc 3.100% due 03/15/16	100,000	103,948
Microsoft Corp
2.950% due 06/01/14	100,000	104,590
5.200% due 06/01/39	35,000	43,737
Oracle Corp
3.750% due 07/08/14	100,000	106,246
6.500% due 04/15/38	100,000	137,115
Texas Instruments Inc 1.375% due 05/15/14	100,000	101,160
The Western Union Co 5.930% due 10/01/16	100,000	116,175
Tyco Electronics Group SA (Luxembourg) 4.875% due 01/15/21	30,000	32,891
Xerox Corp
5.625% due 12/15/19	100,000	112,945
8.250% due 05/15/14	40,000	44,625

		3,002,729

Materials - 1.1%
Agrium Inc (Canada) 6.125% due 01/15/41	25,000	30,779
Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	28,560
Alcoa Inc 6.750% due 07/15/18	100,000	113,249
ArcelorMittal (Luxembourg)
4.500% due 02/25/17	100,000	98,614
5.500% due 03/01/21	100,000	94,875
6.750% due 03/01/41	50,000	46,862
9.000% due 02/15/15	75,000	84,348

	Principal Amount	Value
Barrick Gold Corp (Canada)
2.900% due 05/30/16	$100,000	$105,030
3.850% due 04/01/22	100,000	103,827
Barrick PD Australia Finance Ltd (Australia) 5.950% due 10/15/39	25,000	28,829
Bemis Co Inc 5.650% due 08/01/14	5,000	5,414
BHP Billiton Finance USA Ltd (Australia)
1.125% due 11/21/14	100,000	100,655
1.875% due 11/21/16	100,000	102,585
6.500% due 04/01/19	75,000	95,660
Cabot Corp 5.000% due 10/01/16	25,000	27,865
Cliffs Natural Resources Inc 5.900% due 03/15/20	25,000	26,461
CRH America Inc 6.000% due 09/30/16	50,000	54,804
E.I. du Pont de Nemours & Co
3.250% due 01/15/15	100,000	106,445
4.625% due 01/15/20	150,000	175,618
Ecolab Inc 4.350% due 12/08/21	100,000	111,140
Freeport-McMoRan Copper & Gold Inc 1.400% due 02/13/15	100,000	99,735
International Paper Co
4.750% due 02/15/22	25,000	27,361
7.500% due 08/15/21	40,000	51,146
7.950% due 06/15/18	100,000	126,230
Newmont Mining Corp
3.500% due 03/15/22	100,000	98,982
6.250% due 10/01/39	25,000	28,587
Nucor Corp 4.125% due 09/15/22	50,000	56,051
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	21,427
5.625% due 12/01/40	25,000	31,103
PPG Industries Inc 3.600% due 11/15/20	50,000	52,981
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	102,312
3.500% due 11/02/20	100,000	106,657
7.125% due 07/15/28	50,000	69,280
Rio Tinto Finance USA PLC (United Kingdom)
4.750% due 03/22/42	100,000	112,532
Southern Copper Corp 7.500% due 07/27/35	50,000	57,957
Teck Resources Ltd (Canada)
3.150% due 01/15/17	100,000	103,303
6.250% due 07/15/41	50,000	56,249
The Dow Chemical Co
4.125% due 11/15/21	200,000	215,094
7.600% due 05/15/14	135,000	150,357
9.400% due 05/15/39	50,000	79,970
The Valspar Corp 7.250% due 06/15/19	25,000	30,212
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	100,000	102,411
6.875% due 11/21/36	50,000	58,314
6.875% due 11/10/39	45,000	52,865

		3,432,736

Telecommunication Services - 1.4%
America Movil SAB de CV (Mexico)
2.375% due 09/08/16	200,000	206,254
5.000% due 03/30/20	50,000	57,069
6.125% due 03/30/40	50,000	62,122
AT&T Inc
2.950% due 05/15/16	400,000	424,213
4.450% due 05/15/21	50,000	56,748
5.350% due 09/01/40	161,000	185,745

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-7

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
5.625% due 06/15/16	$50,000	$57,962
6.550% due 02/15/39	100,000	129,324
BellSouth Corp 6.000% due 11/15/34	50,000	55,794
BellSouth Telecommunications Inc 0.000% due 12/15/95 §	200,000	195,495
British Telecommunications PLC (United Kingdom)
9.625% due 12/15/30	50,000	75,463
CenturyLink Inc 6.450% due 06/15/21	250,000	260,762
Deutsche Telekom International Finance BV (Netherlands)
5.875% due 08/20/13	50,000	52,681
8.750% due 06/15/30	85,000	118,400
Embarq Corp 7.995% due 06/01/36	50,000	52,423
France Telecom SA (France)
2.750% due 09/14/16	100,000	102,044
8.500% due 03/01/31	50,000	70,429
New Cingular Wireless Services Inc 8.750% due 03/01/31	100,000	152,872
Qwest Corp 6.750% due 12/01/21	100,000	112,798
Rogers Communications Inc (Canada) 6.375% due 03/01/14	50,000	54,483
Telecom Italia Capital SA (Luxembourg)
6.175% due 06/18/14	100,000	101,000
7.175% due 06/18/19	100,000	100,000
Telefonica Emisiones SAU (Spain)
3.992% due 02/16/16	50,000	44,750
4.949% due 01/15/15	50,000	47,303
5.462% due 02/16/21	40,000	34,912
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	50,000	48,515
Verizon Communications Inc
1.950% due 03/28/14	250,000	255,644
3.500% due 11/01/21	200,000	213,529
6.350% due 04/01/19	100,000	124,897
7.350% due 04/01/39	100,000	144,196
Verizon Global Funding Corp 7.750% due 12/01/30	50,000	70,795
Verizon Wireless Capital LLC 8.500% due 11/15/18	150,000	205,632
Vodafone Group PLC (United Kingdom)
4.150% due 06/10/14	50,000	53,067
5.625% due 02/27/17	100,000	117,181
7.875% due 02/15/30	50,000	70,959

		4,115,461

Utilities - 1.7%
AGL Capital Corp 3.500% due 09/15/21	50,000	51,730
Alabama Power Co 4.100% due 01/15/42	100,000	102,195
Alliant Energy Corp 4.000% due 10/15/14	50,000	52,631
Ameren Corp 8.875% due 05/15/14	25,000	27,862
Appalachian Power Co 4.600% due 03/30/21	50,000	56,208
Arizona Public Service Co 4.500% due 04/01/42	100,000	103,786
Avista Corp 5.125% due 04/01/22	15,000	17,990
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	26,485
Carolina Power & Light Co 5.250% due 12/15/15	100,000	113,901
CenterPoint Energy Houston Electric LLC 7.000% due 03/01/14	50,000	55,100

	Principal Amount	Value
CenterPoint Energy Resources Corp 5.850% due 01/15/41	$50,000	$60,573
Commonwealth Edison Co 4.000% due 08/01/20	100,000	111,482
Consolidated Edison Co of New York Inc
5.850% due 03/15/36	25,000	32,159
6.650% due 04/01/19	150,000	190,779
Constellation Energy Group Inc 4.550% due 06/15/15	125,000	134,352
Consumers Energy Co 6.700% due 09/15/19	25,000	32,206
Dominion Resources Inc
5.150% due 07/15/15	50,000	55,738
5.200% due 08/15/19	120,000	141,628
DTE Energy Co 7.625% due 05/15/14	100,000	111,618
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	31,016
6.100% due 06/01/37	25,000	32,883
7.000% due 11/15/18	100,000	129,820
Duke Energy Corp 3.550% due 09/15/21	100,000	106,248
Entergy Gulf States LLC 5.590% due 10/01/24	50,000	58,291
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	28,869
6.250% due 10/01/39	25,000	27,206
FirstEnergy Corp 7.375% due 11/15/31	50,000	63,004
Florida Power & Light Co
5.690% due 03/01/40	35,000	45,734
5.950% due 02/01/38	125,000	166,895
Florida Power Corp 6.350% due 09/15/37	25,000	33,914
Georgia Power Co 4.250% due 12/01/19	25,000	28,439
Great Plains Energy Inc 4.850% due 06/01/21	100,000	107,671
Jersey Central Power & Light Co 5.625% due 05/01/16	50,000	57,360
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	50,907
Metropolitan Edison Co 7.700% due 01/15/19	50,000	63,244
MidAmerican Energy Co 6.750% due 12/30/31	100,000	132,854
MidAmerican Energy Holdings Co 6.125% due 04/01/36	100,000	125,708
Nevada Power Co 6.750% due 07/01/37	50,000	67,957
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	50,000	54,294
NiSource Finance Corp 6.125% due 03/01/22	50,000	58,811
Northern States Power Co
4.850% due 08/15/40	50,000	58,797
5.350% due 11/01/39	10,000	12,476
NSTAR 4.500% due 11/15/19	15,000	16,765
Ohio Power Co 5.375% due 10/01/21	30,000	35,511
Oncor Electric Delivery Co LLC 7.000% due 05/01/32	50,000	60,187
ONEOK Partners LP 8.625% due 03/01/19	50,000	65,007
Pacific Gas & Electric Co
4.800% due 03/01/14	50,000	53,209
6.050% due 03/01/34	100,000	126,583
6.250% due 03/01/39	25,000	33,059

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-8

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
PacifiCorp 4.100% due 02/01/42	$50,000	$51,986
Pepco Holdings Inc 2.700% due 10/01/15	100,000	102,741
PPL Electric Utilities Corp 5.200% due 07/15/41	25,000	30,752
Progress Energy Inc
6.000% due 12/01/39	25,000	31,458
7.750% due 03/01/31	100,000	141,155
PSEG Power LLC 4.150% due 09/15/21	100,000	104,070
Public Service Co of Colorado 5.125% due 06/01/19	15,000	17,929
Public Service Co of Oklahoma 5.150% due 12/01/19	20,000	23,189
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	32,607
San Diego Gas & Electric Co 3.000% due 08/15/21	100,000	105,934
Sempra Energy
2.000% due 03/15/14	100,000	101,614
6.000% due 10/15/39	25,000	31,209
9.800% due 02/15/19	50,000	69,430
South Carolina Electric & Gas Co 5.450% due 02/01/41	50,000	61,561
Southern California Edison Co
3.875% due 06/01/21	100,000	111,550
4.500% due 09/01/40	50,000	55,803
5.750% due 03/15/14	50,000	54,213
Southern Co 4.150% due 05/15/14	50,000	52,862
Southern Power Co 5.150% due 09/15/41	40,000	43,696
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	61,788
Tampa Electric Co 6.100% due 05/15/18	35,000	42,389
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	26,104
Union Electric Co 8.450% due 03/15/39	100,000	163,840
Virginia Electric & Power Co
2.950% due 01/15/22	100,000	103,321
5.000% due 06/30/19	35,000	41,626
8.875% due 11/15/38	25,000	41,935
Wisconsin Electric Power Co 4.250% due 12/15/19	25,000	28,733

		5,144,637

Total Corporate Bonds & Notes (Cost $66,796,188)		70,243,893

MORTGAGE-BACKED SECURITIES - 32.7%
Collateralized Mortgage Obligations - Commercial - 2.1%
Banc of America Commercial Mortgage Inc
4.668% due 07/10/43 “	100,000	109,398
5.356% due 10/10/45 “	50,000	55,773
5.369% due 10/10/45 “	50,000	54,074
5.634% due 04/10/49 “ §	136,685	153,241
Bear Stearns Commercial Mortgage Securities
4.750% due 02/13/46 “ §	100,000	106,769
5.537% due 10/12/41 “	100,000	114,931
5.540% due 09/11/41 “	700,000	801,507
Citigroup Commercial Mortgage Trust 5.889% due 12/10/49 “ §	200,000	232,328
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.293% due 12/11/49 “	100,000	105,809

	Principal Amount	Value
5.482% due 01/15/46 “ §	$100,000	$111,735
5.617% due 10/15/48 “	100,000	113,764
Commercial Mortgage Pass-Through Certificates
4.982% due 05/10/43 “ §	100,000	109,536
Credit Suisse Mortgage Capital Certificates 5.851% due 03/15/39 “ §	100,000	110,287
CS First Boston Mortgage Securities Corp 5.014% due 02/15/38 “ §	50,000	54,287
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 “ §	100,000	107,987
5.444% due 03/10/39 “	100,000	111,366
5.874% due 07/10/38 “ §	100,000	114,487
GS Mortgage Securities Corp II
5.396% due 08/10/38 “ §	100,000	107,265
5.553% due 04/10/38 “ §	100,000	111,603
JPMorgan Chase Commercial Mortgage Securities Corp
4.404% due 01/12/39 “	505,000	526,377
5.335% due 08/12/37 “ §	100,000	110,099
5.336% due 05/15/47 “	100,000	111,088
5.429% due 12/12/43 “	100,000	112,446
5.814% due 06/12/43 “ §	200,000	223,988
LB-UBS Commercial Mortgage Trust
4.786% due 10/15/29 “ §	500,000	535,941
5.297% due 06/15/29 “ §	60,632	61,789
5.661% due 03/15/39 “ §	84,000	94,721
5.866% due 09/15/45 “ §	100,000	115,194
6.067% due 06/15/38 “ §	250,000	286,624
Merrill Lynch Mortgage Trust 5.848% due 05/12/39 “ §	255,000	290,895
Morgan Stanley Capital I
4.989% due 08/13/42 “	50,000	54,897
5.162% due 10/12/52 “ §	200,000	223,486
5.369% due 11/14/42 “ §	100,000	111,264
5.439% due 02/12/44 “	70,000	73,758
5.514% due 11/12/49 “ §	100,000	114,825
6.076% due 06/11/49 “ §	100,000	113,748
Morgan Stanley Dean Witter Capital I 4.740% due 11/13/36 “	82,410	83,204
Wachovia Bank Commercial Mortgage Trust
4.964% due 11/15/35 “ §	100,000	104,661
5.795% due 07/15/45 “ §	100,000	106,783

		6,241,935

Fannie Mae - 14.8%
3.000% due 11/01/26 - 07/01/27 “	968,493	1,015,732
3.026% due 03/01/41 “ §	714,060	748,225
3.053% due 07/01/41 “ §	1,042,200	1,093,115
3.332% due 01/01/41 “ §	497,681	523,550
3.500% due 11/01/25 - 07/01/42 “	6,016,290	6,350,820
3.512% due 08/01/39 “ §	108,672	115,019
4.000% due 09/01/18 - 07/01/42 “	9,065,183	9,669,716
4.500% due 05/01/24 - 04/01/41 “	8,253,451	8,924,249
4.742% due 06/01/38 “ §	35,664	38,332
5.000% due 08/01/20 - 07/01/40 “	5,854,674	6,367,466
5.500% due 02/01/24 - 06/01/39 “	4,748,772	5,191,573
5.679% due 09/01/37 “ §	136,953	148,891
6.000% due 09/01/34 - 09/01/39 “	3,354,576	3,697,944
6.500% due 09/01/36 - 07/01/38 “	860,967	970,875

		44,855,507

Freddie Mac - 8.8%
3.000% due 01/01/27 - 07/01/27 “	1,875,165	1,964,722
3.128% due 11/01/37 “ §	103,804	110,548
3.500% due 03/01/26 - 07/01/42 “	1,470,493	1,545,318
4.000% due 02/01/25 - 01/01/42 “	4,423,651	4,701,881
4.500% due 03/01/23 - 10/01/41 “	6,595,840	7,141,134
5.000% due 03/01/19 - 07/01/42 “	4,800,364	5,178,699
5.500% due 12/01/16 - 04/01/40 “	3,346,517	3,647,776

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-9

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
6.000% due 03/01/23 - 05/01/40 “	$1,337,889	$1,468,914
6.500% due 08/01/37 - 04/01/39 “	633,237	710,900

		26,469,892

Government National Mortgage Association - 7.0%
3.500% due 10/15/41 - 07/01/42 “	2,638,458	2,825,312
4.000% due 06/15/39 - 07/01/42 “	3,561,108	3,900,149
4.500% due 03/15/39 - 07/01/42 “	6,100,144	6,691,068
5.000% due 05/15/38 - 07/15/40 “	3,574,787	3,949,494
5.500% due 04/15/37 - 04/15/40 “	1,889,624	2,100,718
6.000% due 08/15/35 - 12/15/40 “	1,194,386	1,343,546
6.500% due 10/15/37 - 02/15/39 “	322,545	370,066

		21,180,353

Total Mortgage-Backed Securities (Cost $95,925,130)		98,747,687

ASSET-BACKED SECURITIES - 0.3%
Ally Auto Receivables Trust 2.090% due 05/15/15 “	250,000	255,235
AmeriCredit Automobile Receivables Trust 2.040% due 09/08/15 “	100,000	101,058
Citibank Credit Card Issuance Trust
4.850% due 03/10/17 “	250,000	277,372
5.650% due 09/20/19 “	100,000	121,228

Total Asset-Backed Securities (Cost $732,419)		754,893

U.S. GOVERNMENT AGENCY ISSUES - 5.0%
Fannie Mae
0.500% due 12/27/13	100,000	100,086
0.600% due 10/25/13	100,000	100,072
0.625% due 02/27/15	200,000	200,137
0.700% due 09/19/14	100,000	100,069
0.700% due 10/17/14	100,000	100,014
0.750% due 12/18/13	500,000	503,487
0.900% due 12/05/14	100,000	100,290
1.125% due 10/08/13	100,000	101,070
1.200% due 03/08/17	100,000	100,389
1.250% due 08/20/13	100,000	101,083
1.250% due 02/27/14	200,000	203,425
1.250% due 09/28/16	200,000	203,787
1.250% due 01/30/17	500,000	508,672
1.625% due 10/26/15	200,000	207,330
1.750% due 11/14/16	100,000	100,429
1.750% due 01/30/19	100,000	100,803
2.000% due 09/21/15	100,000	104,541
2.500% due 05/15/14	200,000	208,033
2.625% due 11/20/14	250,000	263,316
2.750% due 02/05/14	325,000	337,922
4.625% due 10/15/13	200,000	211,173
5.000% due 03/15/16	200,000	231,482
5.000% due 05/11/17	150,000	178,948
5.375% due 06/12/17	200,000	242,694
5.625% due 07/15/37	100,000	143,844
7.125% due 01/15/30	175,000	275,427
Federal Farm Credit Bank
2.625% due 04/17/14	400,000	416,392
3.000% due 09/22/14	50,000	52,929
5.125% due 08/25/16	150,000	174,239
Federal Home Loan Bank
0.375% due 11/27/13	200,000	200,202
0.375% due 01/29/14	50,000	50,039
0.500% due 08/28/13	250,000	250,669
0.600% due 03/05/15	100,000	100,003
0.875% due 12/27/13	300,000	302,492

	Principal Amount	Value
1.375% due 05/28/14	$250,000	$255,178
2.500% due 06/13/14	250,000	260,324
3.625% due 10/18/13	200,000	208,564
4.750% due 12/16/16	50,000	58,575
5.000% due 11/17/17	300,000	362,860
5.125% due 08/14/13	200,000	210,929
5.250% due 06/18/14	100,000	109,607
5.375% due 06/13/14	400,000	438,646
5.375% due 05/18/16	300,000	354,137
5.375% due 08/15/18	200,000	248,795
5.500% due 07/15/36	100,000	135,793
Financing Corp 10.700% due 10/06/17	50,000	73,664
Freddie Mac
0.375% due 04/28/14	400,000	400,149
0.400% due 02/27/14	100,000	100,071
0.500% due 10/18/13	100,000	100,062
0.550% due 12/27/13	100,000	100,091
0.550% due 02/27/15	100,000	100,075
0.625% due 12/23/13	300,000	301,245
0.800% due 01/13/15	100,000	100,370
0.850% due 01/09/15	100,000	100,198
0.875% due 12/19/14	100,000	100,178
1.000% due 12/19/14	100,000	100,169
1.000% due 06/30/15	100,000	100,499
1.000% due 02/24/16	100,000	100,859
1.050% due 09/28/15	100,000	100,138
1.375% due 02/25/14	1,000,000	1,017,249
1.500% due 07/13/15	100,000	100,031
2.000% due 08/25/16	200,000	210,446
2.000% due 02/01/17	100,000	100,146
2.250% due 01/23/17	100,000	102,881
2.375% due 01/13/22	200,000	205,863
2.500% due 01/07/14	200,000	206,740
2.875% due 02/09/15	100,000	106,232
3.750% due 03/27/19	200,000	231,495
4.125% due 09/27/13	150,000	157,160
4.750% due 11/17/15	100,000	114,190
4.875% due 06/13/18	100,000	121,332
5.000% due 04/18/17	300,000	357,253
5.125% due 11/17/17	200,000	242,655
6.250% due 07/15/32	125,000	186,820
Tennessee Valley Authority
3.875% due 02/15/21	65,000	75,292
4.750% due 08/01/13	50,000	52,439
5.250% due 09/15/39	25,000	32,775
5.375% due 04/01/56	50,000	69,430
6.750% due 11/01/25	150,000	219,813
7.125% due 05/01/30	50,000	77,622

Total U.S. Government Agency Issues (Cost $14,652,987)		15,084,528

U.S. TREASURY OBLIGATIONS - 34.8%
U.S. Treasury Bonds - 6.3%

3.000% due 05/15/42	150,000	157,477
3.125% due 11/15/41	350,000	376,961
3.125% due 02/15/42	650,000	699,562
3.500% due 02/15/39	300,000	347,625
3.750% due 08/15/41	1,750,000	2,114,219
3.875% due 08/15/40	600,000	739,969
4.250% due 05/15/39	450,000	588,726
4.250% due 11/15/40	750,000	982,852
4.375% due 02/15/38	150,000	199,383
4.375% due 11/15/39	275,000	366,867
4.375% due 05/15/40	525,000	700,711
4.375% due 05/15/41	575,000	769,242
4.500% due 02/15/36	250,000	336,289

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-10

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
4.500% due 05/15/38	$200,000	$271,063
4.500% due 08/15/39	700,000	951,234
4.625% due 02/15/40	625,000	866,016
4.750% due 02/15/41	500,000	707,500
5.000% due 05/15/37	50,000	72,266
5.250% due 11/15/28	300,000	422,578
5.375% due 02/15/31	725,000	1,057,594
5.500% due 08/15/28	200,000	288,156
6.125% due 11/15/27	250,000	378,164
6.125% due 08/15/29	50,000	77,312
6.250% due 08/15/23	250,000	363,437
6.250% due 05/15/30	1,050,000	1,658,836
6.375% due 08/15/27	145,000	223,527
6.500% due 11/15/26	100,000	154,281
6.625% due 02/15/27	100,000	156,391
6.750% due 08/15/26	100,000	156,984
6.875% due 08/15/25	100,000	156,328
7.250% due 05/15/16	250,000	313,633
7.250% due 08/15/22	200,000	305,844
7.500% due 11/15/24	100,000	161,750
7.625% due 02/15/25	150,000	245,766
8.000% due 11/15/21	150,000	235,676
8.125% due 08/15/19	200,000	296,906
8.125% due 08/15/21	200,000	314,375
8.750% due 05/15/17	200,000	276,828
8.750% due 05/15/20	100,000	156,547
8.750% due 08/15/20	50,000	78,914
9.125% due 05/15/18	100,000	147,203
9.250% due 02/15/16	100,000	131,172
11.250% due 02/15/15	100,000	128,211

		19,134,375

U.S. Treasury Notes - 28.5%
0.125% due 08/31/13	300,000	299,543
0.125% due 09/30/13	500,000	499,141
0.125% due 12/31/13	6,500,000	6,484,003
0.250% due 10/31/13	500,000	499,864
0.250% due 11/30/13	100,000	99,953
0.250% due 12/15/14	500,000	498,828
0.250% due 01/15/15	1,000,000	997,344
0.250% due 02/15/15	500,000	498,360
0.375% due 07/31/13	500,000	500,684
0.375% due 03/15/15	500,000	499,844
0.500% due 10/15/13	600,000	601,758
0.500% due 11/15/13	350,000	351,066
0.500% due 10/15/14	250,000	250,977
0.625% due 07/15/14	500,000	503,008
0.750% due 08/15/13	200,000	201,109
0.750% due 09/15/13	250,000	251,465
0.750% due 12/15/13	500,000	503,320
0.750% due 06/15/14	300,000	302,555
0.875% due 11/30/16	1,150,000	1,162,039
0.875% due 12/31/16	2,750,000	2,776,210
0.875% due 01/31/17	500,000	504,609
0.875% due 02/28/17	500,000	504,609
1.000% due 07/15/13	1,400,000	1,410,938
1.000% due 01/15/14	1,000,000	1,010,703
1.000% due 05/15/14	500,000	506,289
1.000% due 08/31/16	350,000	355,715
1.000% due 09/30/16	400,000	406,438
1.000% due 10/31/16	1,000,000	1,015,703
1.250% due 08/31/15	350,000	358,805
1.250% due 09/30/15	800,000	820,062
1.375% due 11/30/15	200,000	205,969
1.375% due 09/30/18	600,000	614,766
1.375% due 11/30/18	500,000	511,797
1.375% due 12/31/18	650,000	665,082
1.375% due 02/28/19	1,250,000	1,277,441
1.500% due 12/31/13	250,000	254,492
1.500% due 06/30/16	2,500,000	2,591,015

	Principal Amount	Value
1.500% due 03/31/19	$3,000,000	$3,086,718
1.750% due 01/31/14	250,000	255,713
1.750% due 03/31/14	500,000	512,461
1.750% due 07/31/15	400,000	415,969
1.750% due 05/31/16	450,000	470,742
1.875% due 02/28/14	2,425,000	2,487,805
1.875% due 04/30/14	2,125,000	2,185,182
1.875% due 06/30/15	500,000	521,484
1.875% due 08/31/17	400,000	422,219
1.875% due 09/30/17	600,000	633,328
1.875% due 10/31/17	200,000	211,141
2.000% due 11/30/13	200,000	204,844
2.000% due 01/31/16	300,000	315,797
2.000% due 04/30/16	300,000	316,547
2.000% due 11/15/21	1,000,000	1,037,735
2.125% due 11/30/14	200,000	208,469
2.125% due 05/31/15	1,200,000	1,259,156
2.125% due 12/31/15	200,000	211,203
2.125% due 02/29/16	250,000	264,512
2.125% due 08/15/21	1,600,000	1,683,376
2.250% due 05/31/14	1,000,000	1,036,641
2.250% due 01/31/15	500,000	524,023
2.250% due 03/31/16	250,000	265,977
2.250% due 11/30/17	700,000	752,992
2.250% due 07/31/18	400,000	430,938
2.375% due 08/31/14	1,200,000	1,252,594
2.375% due 09/30/14	300,000	313,758
2.375% due 10/31/14	700,000	732,812
2.375% due 02/28/15	1,500,000	1,578,984
2.375% due 03/31/16	1,100,000	1,174,852
2.375% due 07/31/17	400,000	432,219
2.375% due 05/31/18	300,000	325,289
2.500% due 03/31/15	100,000	105,766
2.500% due 04/30/15	500,000	529,414
2.500% due 06/30/17	300,000	325,852
2.625% due 06/30/14	300,000	313,828
2.625% due 07/31/14	700,000	733,141
2.625% due 12/31/14	400,000	422,531
2.625% due 02/29/16	100,000	107,664
2.625% due 04/30/16	500,000	539,336
2.625% due 01/31/18	350,000	383,824
2.625% due 04/30/18	500,000	549,101
2.625% due 08/15/20	800,000	881,188
2.625% due 11/15/20	1,000,000	1,100,156
2.750% due 10/31/13	750,000	774,522
2.750% due 11/30/16	500,000	545,703
2.750% due 05/31/17	400,000	439,062
2.750% due 02/28/18	100,000	110,430
2.750% due 02/15/19	550,000	610,887
3.000% due 08/31/16	400,000	439,438
3.000% due 09/30/16	500,000	549,805
3.000% due 02/28/17	1,200,000	1,326,937
3.125% due 08/31/13	1,150,000	1,188,183
3.125% due 09/30/13	500,000	517,754
3.125% due 10/31/16	200,000	221,219
3.125% due 01/31/17	400,000	444,062
3.125% due 04/30/17	250,000	278,516
3.125% due 05/15/19	460,000	523,178
3.125% due 05/15/21	1,750,000	1,994,179
3.250% due 06/30/16	250,000	276,367
3.250% due 07/31/16	250,000	276,817
3.250% due 12/31/16	350,000	390,059
3.250% due 03/31/17	150,000	167,754
3.375% due 11/15/19	750,000	868,360
3.500% due 02/15/18	400,000	457,938
3.500% due 05/15/20	650,000	759,992
3.625% due 08/15/19	675,000	792,334
3.625% due 02/15/20	750,000	882,949
3.625% due 02/15/21	700,000	827,039
3.750% due 11/15/18	375,000	439,600

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-11

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
3.875% due 05/15/18	$200,000	$234,281
4.000% due 02/15/14	200,000	211,898
4.000% due 02/15/15	350,000	382,867
4.000% due 08/15/18	150,000	177,633
4.125% due 05/15/15	200,000	221,094
4.250% due 08/15/13	700,000	731,309
4.250% due 11/15/13	350,000	368,936
4.250% due 08/15/14	1,000,000	1,082,578
4.250% due 11/15/14	200,000	218,344
4.250% due 08/15/15	250,000	279,395
4.250% due 11/15/17	150,000	177,023
4.500% due 02/15/16	300,000	342,821
4.500% due 05/15/17	1,000,000	1,180,391
4.625% due 11/15/16	100,000	117,109
4.625% due 02/15/17	300,000	353,602
4.750% due 05/15/14	600,000	649,523
4.875% due 08/15/16	200,000	234,734
5.125% due 05/15/16	600,000	704,719

		86,084,126

Total U.S. Treasury Obligations (Cost $99,649,708)		105,218,501

FOREIGN GOVERNMENT BONDS & NOTES - 1.8%
Canada Government International Bond (Canada)
0.875% due 02/14/17	100,000	100,674
2.375% due 09/10/14	50,000	52,215
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	109,939
Export Development Canada (Canada) 1.500% due 05/15/14	100,000	102,171
Federative Republic of Brazil (Brazil)
4.875% due 01/22/21	100,000	116,150
5.625% due 01/07/41	25,000	30,787
7.125% due 01/20/37	100,000	144,750
8.000% due 01/15/18	166,667	194,584
8.875% due 10/14/19	100,000	142,250
10.125% due 05/15/27	100,000	171,250
Hydro Quebec (Canada) 2.000% due 06/30/16	100,000	103,647
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	32,942
Japan Finance Corp (Japan) 1.875% due 09/24/15	100,000	103,164
2.125% due 02/07/19	200,000	204,174
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	117,233
Province of British Columbia (Canada) 2.650% due 09/22/21	100,000	105,572
Province of Manitoba (Canada) 2.625% due 07/15/15	100,000	105,787
Province of Ontario (Canada)
1.375% due 01/27/14	150,000	152,001
2.300% due 05/10/16	100,000	104,460
2.950% due 02/05/15	200,000	211,162
4.000% due 10/07/19	150,000	170,859
Province of Quebec (Canada)
2.750% due 08/25/21	100,000	103,730
5.125% due 11/14/16	100,000	116,960
7.500% due 09/15/29	25,000	38,588
Republic of Colombia (Colombia)
4.375% due 07/12/21	100,000	112,800
6.125% due 01/18/41	100,000	130,500
7.375% due 03/18/19	100,000	131,250
Republic of Italy (Italy)
2.125% due 09/16/13	150,000	148,397
4.500% due 01/21/15	2,000	2,018
5.250% due 09/20/16	200,000	199,120

	Principal Amount	Value
Republic of Panama (Panama)
5.200% due 01/30/20	$25,000	$29,313
6.700% due 01/26/36	100,000	135,500
Republic of Peru (Peru) 7.125% due 03/30/19	200,000	258,000
Republic of Poland (Poland) 6.375% due 07/15/19	200,000	236,318
Republic of South Africa (South Africa) 6.875% due 05/27/19	100,000	123,250
Republic of South Korea (South Korea) 5.750% due 04/16/14	50,000	53,911
State of Israel (Israel) 5.125% due 03/26/19	100,000	113,750
The Korea Development Bank (South Korea) 8.000% due 01/23/14	100,000	109,353
United Mexican States (Mexico)
5.125% due 01/15/20	100,000	117,750
5.875% due 02/17/14	100,000	107,400
5.950% due 03/19/19	150,000	183,600
6.750% due 09/27/34	200,000	274,000

Total Foreign Government Bonds & Notes (Cost $4,982,932)		5,301,279

MUNICIPAL BONDS - 0.9%
American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	25,000	29,715
Bay Area Toll Authority CA Bridge Revenue
6.263% due 04/01/49	25,000	33,353
7.043% due 04/01/50	50,000	70,773
Central Puget Sound Regional Transportation Authorized Revenue WA 5.491% due 11/01/39	25,000	31,493
City of New York NY
5.517% due 10/01/37	40,000	47,324
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	122,270
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	116,556
5.456% due 12/01/39	25,000	31,264
Dallas Independent School District TX 6.450% due 02/15/35	50,000	60,717
Denver City & County School District No. 1 CO ‘C’
5.664% due 12/01/33	100,000	125,396
Illinois State Toll Highway Authority 5.851% due 12/01/34	25,000	30,296
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	129,632
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	28,933
6.668% due 11/15/39	55,000	70,563
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	25,000	29,030
New Jersey Transportation Trust Fund Authority
6.104% due 12/15/28	150,000	170,695
New York City Municipal Water Finance Authority NY
5.952% due 06/15/42	50,000	65,791
6.011% due 06/15/42	10,000	13,250
New York City Transitional Finance Authority Revenue NY 5.572% due 11/01/38	30,000	36,582
New York State Urban Development Corp 5.770% due 03/15/39	25,000	30,367
Orange County Local Transportation Authority Revenue ‘A’ 6.908% due 02/15/41	100,000	137,951

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-12

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Pennsylvania Turnpike Commission
5.511% due 12/01/45	$75,000	$88,740
6.105% due 12/01/39	25,000	31,624
Port Authority of New York & New Jersey 5.647% due 11/01/40	150,000	181,963
San Diego County Regional Transportation Commission Build America Bonds CA 5.911% due 04/01/48	50,000	66,489
San Francisco City & County Public Utilities Commission CA 6.000% due 11/01/40	25,000	31,415
State of California
4.850% due 10/01/14	50,000	54,019
5.750% due 03/01/17	50,000	57,836
6.200% due 10/01/19	25,000	29,492
7.500% due 04/01/34	50,000	62,512
7.550% due 04/01/39	50,000	64,346
7.625% due 03/01/40	40,000	51,754
State of Connecticut
5.090% due 10/01/30	50,000	56,654
5.459% due 11/01/30	50,000	59,408
State of Illinois
5.100% due 06/01/33	100,000	94,620
5.665% due 03/01/18	100,000	111,054
6.725% due 04/01/35	100,000	109,811
State of Utah ‘D’ 4.554% due 07/01/24	15,000	17,652
State of Washington 5.481% due 08/01/39	25,000	31,604
Texas State Transportation Commission 5.178% due 04/01/30	25,000	30,243
University of California 4.858% due 05/15/12	100,000	102,675

Total Municipal Bonds (Cost $2,428,412)		2,745,862

	Shares
SHORT-TERM INVESTMENT - 5.4%
Money Market Fund - 5.4%
Federated Prime Obligations Fund	16,427,058	16,427,058

Total Short-Term Investment (Cost $16,427,058)		16,427,058

TOTAL INVESTMENTS - 104.2% (Cost $301,594,834)		314,523,701

OTHER ASSETS & LIABILITIES, NET - (4.2%)		(12,602,945)

NET ASSETS - 100.0%		$301,920,756

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	34.9%
Mortgage-Backed Securities	32.7%
Corporate Bonds & Notes	23.3%
Short-Term Investment	5.4%
U.S. Government Agency Issues	5.0%
Foreign Government Bonds & Notes	1.7%
Municipal Bonds	0.9%
Asset-Backed Securities	0.3%

	104.2%
Other Assets & Liabilities, Net	(4.2%	)

	100.0%

(b)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	3.7%
AA/U.S. Government & Agency Issues	75.2%
A	11.6%
BBB	8.2%
BB	0.5%
Not Rated	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-13

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$70,243,893	$-	$70,095,893	$148,000
	Mortgage-Backed Securities	98,747,687	-	98,747,687	-
	Asset-Backed Securities	754,893	-	754,893	-
	U.S. Government Agency Issues	15,084,528	-	15,084,528	-
	U.S. Treasury Obligations	105,218,501	-	105,218,501	-
	Foreign Government Bonds & Notes	5,301,279	-	5,301,279	-
	Municipal Bonds	2,745,862	-	2,745,862	-
	Short-Term Investment	16,427,058	16,427,058	-	-

	Total	$314,523,701	$16,427,058	$297,948,643	$148,000

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$146,677
Purchases	-
Sales (includes paydowns)	(5,066)
Accrued Premiums	(63)
Net Realized Losses	(42)
Change in Net Unrealized Appreciation	6,494
Transfers In	-
Transfers Out	-

Value, End of Period	$148,000

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$6,494

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-14

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 97.7%
Consumer Discretionary - 20.3%
Affinia Group Inc 9.000% due 11/30/14	$50,000	$50,688
Affinion Group Inc 7.875% due 12/15/18	100,000	85,750
Allbritton Communications Co 8.000% due 05/15/18	25,000	26,250
Allison Transmission Inc 7.125% due 05/15/19 ~	50,000	52,375
Altegrity Inc 10.500% due 11/01/15 ~	50,000	45,750
AMC Entertainment Inc
8.750% due 06/01/19	100,000	107,750
9.750% due 12/01/20	100,000	108,500
AMC Networks Inc 7.750% due 07/15/21 ~	100,000	110,750
American Axle & Manufacturing Inc 7.875% due 03/01/17	100,000	103,500
9.250% due 01/15/17 ~	73,000	81,943
Ameristar Casinos Inc 7.500% due 04/15/21	70,000	75,250
ARAMARK Corp 8.500% due 02/01/15	125,000	128,126
ARAMARK Holdings Corp 8.625% due 05/01/16 ~	100,000	102,626
Armored AutoGroup Inc 9.500% due 11/01/18 ~	25,000	21,688
Beazer Homes USA Inc
6.875% due 07/15/15	50,000	48,250
9.125% due 05/15/19	50,000	43,875
Belo Corp 8.000% due 11/15/16	25,000	27,469
Boyd Gaming Corp 9.125% due 12/01/18	100,000	103,500
Brunswick Corp 11.250% due 11/01/16 ~	100,000	116,250
Burger King Corp 9.875% due 10/15/18	100,000	114,375
Cablevision Systems Corp
7.750% due 04/15/18	100,000	107,000
8.000% due 04/15/20	100,000	108,500
Caesars Entertainment Operating Co Inc 8.500% due 02/15/20 ~	100,000	101,000
10.000% due 12/15/18	100,000	66,750
CCO Holdings LLC
7.000% due 01/15/19	150,000	162,750
7.375% due 06/01/20	250,000	275,937
7.875% due 04/30/18	150,000	163,875
8.125% due 04/30/20	206,000	230,720
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	100,000	76,500
11.500% due 04/15/20 ~	100,000	104,000
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	235,000	254,387
CHC Helicopter SA (Luxembourg) 9.250% due 10/15/20	100,000	98,250
Chrysler Group LLC 8.250% due 06/15/21	340,000	351,050
Cinemark USA Inc 8.625% due 06/15/19	150,000	166,875
CityCenter Holdings LLC
7.625% due 01/15/16	100,000	106,000
10.750% due 01/15/17	111,627	123,627
CKE Restaurants Inc 11.375% due 07/15/18	90,000	103,275

	Principal Amount	Value
Claire’s Stores Inc
8.875% due 03/15/19	$50,000	$43,000
9.000% due 03/15/19 ~	100,000	101,625
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	50,250
9.000% due 03/01/21	150,000	131,250
10.750% due 08/01/16	150,000	95,250
Clear Channel Worldwide Holdings Inc
7.625% due 03/15/20 ~	200,000	196,500
9.250% due 12/15/17	300,000	328,500
Cooper-Standard Automotive Inc 8.500% due 05/01/18	25,000	27,094
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	94,750
D.R. Horton Inc 5.250% due 02/15/15	150,000	156,750
Dana Holding Corp 6.500% due 02/15/19	100,000	106,750
Delphi Corp 6.125% due 05/15/21	150,000	164,625
DineEquity Inc 9.500% due 10/30/18	50,000	55,000
DISH DBS Corp
4.625% due 07/15/17 ~	250,000	251,562
6.625% due 10/01/14	100,000	107,750
6.750% due 06/01/21	350,000	379,750
7.125% due 02/01/16	200,000	220,500
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	10,988
Exide Technologies 8.625% due 02/01/18	100,000	79,375
Gannett Co Inc 6.375% due 09/01/15	50,000	53,500
Gray Television Inc 10.500% due 06/29/15	100,000	104,500
Hanesbrands Inc 8.000% due 12/15/16	165,000	182,531
Harrah’s Operating Co Inc
5.625% due 06/01/15	100,000	82,750
10.000% due 12/15/18	350,000	241,062
10.750% due 02/01/16	50,000	39,750
11.250% due 06/01/17	200,000	219,250
12.750% due 04/15/18	150,000	118,500
Icahn Enterprises LP
7.750% due 01/15/16	50,000	52,813
8.000% due 01/15/18	235,000	250,862
Interactive Data Corp 10.250% due 08/01/18	60,000	67,050
Isle of Capri Casinos Inc 7.750% due 03/15/19	50,000	51,500
J.C. Penney Co Inc
5.650% due 06/01/20	150,000	129,750
6.375% due 10/15/36	51,000	38,760
7.400% due 04/01/37	63,000	53,078
Jaguar Land Rover PLC (United Kingdom) 7.750% due 05/15/18 ~	150,000	155,250
Jarden Corp
6.125% due 11/15/22	100,000	106,000
7.500% due 05/01/17	75,000	84,375
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	50,000	50,000
K Hovnanian Enterprises Inc 10.625% due 10/15/16	100,000	95,750
KB Home
6.250% due 06/15/15	24,000	23,880
8.000% due 03/15/20	100,000	102,250
Lamar Media Corp
7.875% due 04/15/18	130,000	143,650
9.750% due 04/01/14	75,000	84,375

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-15

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Laureate Education Inc 11.000% due 08/15/15 ~	$100,000	$103,000
Lear Corp 7.875% due 03/15/18	50,000	55,438
Lennar Corp 5.600% due 05/31/15	250,000	263,750
Levi Strauss & Co 7.625% due 05/15/20	100,000	106,750
Libbey Glass Inc 6.875% due 05/15/20 ~	100,000	103,250
Liberty Interactive LLC 8.250% due 02/01/30	100,000	103,250
Limited Brands Inc
6.625% due 04/01/21	250,000	274,375
6.900% due 07/15/17	100,000	111,500
8.500% due 06/15/19	100,000	118,000
LIN Television Corp 8.375% due 04/15/18	50,000	51,375
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	25,000	25,656
Marina District Finance Co Inc 9.500% due 10/15/15	100,000	97,500
Mediacom Broadband LLC 8.500% due 10/15/15	100,000	103,250
Mediacom LLC 9.125% due 08/15/19	50,000	55,125
MGM MIRAGE
7.625% due 01/15/17	200,000	207,500
8.625% due 02/01/19 ~	100,000	107,500
13.000% due 11/15/13	250,000	286,250
MGM Resorts International
7.750% due 03/15/22	100,000	103,500
10.000% due 11/01/16	250,000	278,125
Michaels Stores Inc 7.750% due 11/01/18	200,000	212,000
Mohawk Industries Inc 6.375% due 01/15/16	100,000	110,750
Nara Cable Funding Ltd (Ireland) 8.875% due 12/01/18 ~	200,000	173,000
NCL Corp Ltd (Bermuda) 11.750% due 11/15/16	200,000	230,500
Netflix Inc 8.500% due 11/15/17	25,000	26,438
Office Depot Inc 6.250% due 08/15/13	100,000	102,125
Peninsula Gaming LLC 10.750% due 08/15/17	75,000	85,875
Penn National Gaming Inc 8.750% due 08/15/19	75,000	83,437
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	54,875
Phillips-Van Heusen Corp 7.375% due 05/15/20	100,000	111,250
Pinnacle Entertainment Inc
7.750% due 04/01/22	100,000	107,125
8.625% due 08/01/17	50,000	54,625
ProQuest LLC 9.000% due 10/15/18 ~	50,000	44,750
PulteGroup Inc 5.250% due 01/15/14	200,000	206,500
Quebecor Media Inc (Canada) 7.750% due 03/15/16	100,000	103,000
Quiksilver Inc 6.875% due 04/15/15	100,000	97,000
Radio One Inc 15.000% due 05/24/16	53,451	42,627
Regal Entertainment Group 9.125% due 08/15/18	50,000	55,250
Royal Caribbean Cruises Ltd (Liberia) 7.250% due 06/15/16	100,000	108,500

	Principal Amount	Value
Sabre Holdings Corp 8.350% due 03/15/16	$50,000	$47,500
Salem Communications Corp 9.625% due 12/15/16	19,000	21,066
Sally Holdings LLC 6.875% due 11/15/19	100,000	109,250
Scientific Games Corp 8.125% due 09/15/18	100,000	107,750
Sealy Mattress Co 10.875% due 04/15/16 ~	44,000	47,850
Sears Holdings Corp 6.625% due 10/15/18	100,000	89,750
Seneca Gaming Corp 8.250% due 12/01/18 ~	100,000	103,000
Service Corp International
7.000% due 06/15/17	100,000	111,750
7.000% due 05/15/19	100,000	108,000
ServiceMaster Co
8.000% due 02/15/20	100,000	109,375
10.750% due 07/15/15 ~	29,820	30,827
Shea Homes LP 8.625% due 05/15/19	100,000	108,000
Sinclair Television Group Inc 9.250% due 11/01/17 ~	50,000	55,500
Speedway Motorsports Inc 8.750% due 06/01/16	100,000	109,250
Stanadyne Corp 10.000% due 08/15/14	25,000	21,969
Standard Pacific Corp 8.375% due 05/15/18	150,000	164,625
Taylor Morrison Communities Inc 7.750% due 04/15/20 ~	50,000	52,375
Tenneco Inc 6.875% due 12/15/20	100,000	108,500
The Goodyear Tire & Rubber Co
7.000% due 05/15/22	100,000	100,375
8.250% due 08/15/20	100,000	106,375
The Gymboree Corp 9.125% due 12/01/18	50,000	46,625
The Jones Group Inc 6.125% due 11/15/34	100,000	74,500
The McClatchy Co 11.500% due 02/15/17	125,000	130,312
The Neiman Marcus Group Inc 10.375% due 10/15/15	75,000	78,001
The Ryland Group Inc 6.625% due 05/01/20	100,000	102,000
Toll Brothers Finance Corp 8.910% due 10/15/17	100,000	123,111
Toys R Us - Delaware Inc 7.375% due 09/01/16 ~	100,000	99,500
Toys R Us Property Co I LLC 10.750% due 07/15/17	100,000	109,750
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	26,156
Travelport LLC 9.000% due 03/01/16	100,000	70,500
TRW Automotive Inc 8.875% due 12/01/17 ~	100,000	110,750
Unitymedia Hessen GmbH & Co KG (Germany) 8.125% due 12/01/17 ~	100,000	108,000
Univision Communications Inc
6.875% due 05/15/19 ~	50,000	51,750
7.875% due 11/01/20 ~	100,000	107,500
8.500% due 05/15/21 ~	50,000	50,625
UPC Holding BV (Netherlands)
9.875% due 04/15/18 ~	50,000	55,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-16

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Videotron Ltee (Canada)
5.000% due 07/15/22 ~	$200,000	$204,000
9.125% due 04/15/18	100,000	110,000
Virgin Media Finance PLC (United Kingdom)
5.250% due 02/15/22	200,000	205,500
9.500% due 08/15/16	104,000	116,480
Visant Corp 10.000% due 10/01/17	20,000	19,950
Visteon Corp 6.750% due 04/15/19	100,000	97,750
VWR Funding Inc 10.250% due 07/15/15 §	100,000	103,500
Wendy’s/Arby’s Restaurants LLC 10.000% due 07/15/16	100,000	107,876
WMG Acquisition Corp
9.500% due 06/15/16	100,000	109,500
11.500% due 10/01/18	100,000	111,000
Wynn Las Vegas LLC
5.375% due 03/15/22 ~	100,000	100,750
7.750% due 08/15/20	180,000	200,250
XM Satellite Radio Inc 13.000% due 08/01/14 ~	175,000	196,000
YCC Holdings LLC 10.250% due 02/15/16	100,000	102,250

		18,694,310

Consumer Staples - 4.5%
Alliance One International Inc 10.000% due 07/15/16	100,000	100,750
Bumble Bee Acquisition Corp 9.000% due 12/15/17 ~	24,000	24,060
C&S Group Enterprises LLC 8.375% due 05/01/17 ~	90,000	94,725
Central Garden & Pet Co 8.250% due 03/01/18	50,000	50,375
Constellation Brands Inc 7.250% due 05/15/17	200,000	229,750
Cott Beverages Inc 8.375% due 11/15/17	25,000	27,313
Dean Foods Co 9.750% due 12/15/18	100,000	112,000
Del Monte Corp 7.625% due 02/15/19	100,000	101,375
Dole Food Co Inc 8.000% due 10/01/16 ~	100,000	104,875
Harbinger Group Inc 10.625% due 11/15/15	100,000	104,750
JBS USA LLC
8.250% due 02/01/20 ~	150,000	146,250
11.625% due 05/01/14	100,000	114,000
Michael Foods Group Inc 9.750% due 07/15/18	50,000	55,125
NBTY Inc 9.000% due 10/01/18	200,000	222,000
New Albertsons Inc 7.750% due 06/15/26	100,000	79,500
Pinnacle Foods Finance LLC
8.250% due 09/01/17	100,000	106,250
9.250% due 04/01/15	25,000	25,813
Post Holdings Inc 7.375% due 02/15/22 ~	150,000	158,625
Revlon Consumer Products Corp 9.750% due 11/15/15	50,000	53,750
Reynolds Group Issuer Inc
6.875% due 02/15/21 ~	150,000	156,750
7.750% due 10/15/16 ~	100,000	105,750
7.875% due 08/15/19 ~	200,000	217,500
8.500% due 05/15/18 ~	100,000	98,500
8.500% due 02/15/21 ~	100,000	95,500

	Principal Amount	Value
9.000% due 04/15/19 ~	$100,000	$100,250
9.875% due 08/15/19 ~	200,000	207,750
Rie Aid Corp
8.000% due 08/15/20	100,000	113,750
9.500% due 06/15/17	250,000	256,875
10.250% due 10/15/19	50,000	56,500
Smithfield Foods Inc
7.750% due 07/01/17	100,000	111,125
10.000% due 07/15/14	54,000	61,897
Spectrum Brands Inc
9.500% due 06/15/18	50,000	56,750
9.500% due 06/15/18 ~	100,000	113,500
Stater Brothers Holdings Inc 7.375% due 11/15/18	50,000	54,437
SUPERVALU Inc 8.000% due 05/01/16	250,000	254,375
Tops Holding Corp 10.125% due 10/15/15	100,000	106,750
U.S. Foodservice 8.500% due 06/30/19 ~	100,000	102,000

		4,181,245

Energy - 14.4%
Afren PLC (United Kingdom) 11.500% due 02/01/16 ~	100,000	107,250
Alpha Natural Resources Inc
6.000% due 06/01/19	100,000	85,750
6.250% due 06/01/21	100,000	85,000
Antero Resources Finance Corp 7.250% due 08/01/19	75,000	78,000
Arch Coal Inc
7.250% due 06/15/21	150,000	126,375
8.750% due 08/01/16	200,000	192,000
ATP Oil & Gas Corp 11.875% due 05/01/15	135,000	63,450
Basic Energy Services Inc 7.125% due 04/15/16	50,000	49,625
Berry Petroleum Co
6.375% due 09/15/22	90,000	93,150
6.750% due 11/01/20	50,000	52,500
Bill Barrett Corp 7.625% due 10/01/19	100,000	100,500
BreitBurn Energy Partners LP 7.875% due 04/15/22 ~	100,000	100,500
Calumet Specialty Products Partners LP 9.375% due 05/01/19	100,000	100,750
Carrizo Oil & Gas Inc 8.625% due 10/15/18	100,000	105,000
CCS Inc (Canada) 11.000% due 11/15/15 ~	50,000	51,625
Chaparral Energy Inc 9.875% due 10/01/20	100,000	111,625
Chesapeake Energy Corp
6.500% due 08/15/17	400,000	400,000
6.625% due 08/15/20	100,000	99,500
6.775% due 03/15/19	250,000	244,062
Chesapeake Midstream Partners LP 6.125% due 07/15/22	200,000	197,000
Chesapeake Oilfield Operating LLC 6.625% due 11/15/19 ~	100,000	90,500
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	125,000	137,188
Cimarex Energy Co 5.875% due 05/01/22	100,000	104,125
CITIC Resources Finance 2007 Ltd (United Kingdom) 6.750% due 05/15/14 ~	100,000	105,500
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	25,000	26,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-17

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Coffeyville Resources LLC 10.875% due 04/01/17 ~	$50,000	$56,000
Comstock Resources Inc 7.750% due 04/01/19	100,000	92,500
Concho Resources Inc
6.500% due 001/15/22	200,000	209,000
7.000% due 01/15/21	30,000	32,250
Connacher Oil & Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	85,500
CONSOL Energy Inc
8.000% due 04/01/17	185,000	192,862
8.250% due 04/01/20	75,000	79,125
Continental Resources Inc
5.000% due 09/15/22 ~	100,000	101,625
7.125% due 04/01/21	10,000	11,200
7.375% due 10/01/20	25,000	28,000
Copano Energy LLC 7.750% due 06/01/18	50,000	52,000
Crosstex Energy LP 8.875% due 02/15/18	105,000	111,103
Denbury Resources Inc
6.375% due 08/15/21	100,000	104,500
8.250% due 02/15/20	110,000	121,000
El Paso Corp
6.500% due 09/15/20	200,000	220,246
7.750% due 01/15/32	150,000	169,563
Enbridge Energy Partners LP 8.050% due 10/01/77 §	50,000	54,250
Energy Transfer Equity LP 7.500% due 10/15/20	195,000	214,987
Energy XXI Gulf Coast Inc 9.250% due 12/15/17	100,000	107,500
Enterprise Products Operating LLC 7.034% due 01/15/68 §	100,000	107,123
Everest Acquisition LLC 9.375% due 05/01/20 ~	250,000	259,375
EXCO Resources Inc 7.500% due 09/15/18	35,000	30,450
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	150,000	144,375
Exterran Holdings Inc 7.250% due 12/01/18	50,000	48,250
Forest Oil Corp 8.500% due 02/15/14	100,000	104,500
Frac Tech Services LLC 8.125% due 11/15/18 ~	25,000	25,313
Halcon Resources Corp 9.750% due 07/15/20 ~	95,000	93,982
Harvest Operations Corp (Canada) 6.875% due 10/01/17 ~	125,000	133,438
Helix Energy Solutions Group Inc 9.500% due 01/15/16 ~	29,000	30,414
Hercules Offshore Inc 10.250% due 04/01/19 ~	100,000	95,750
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	107,000
Holly Corp 9.875% due 06/15/17	25,000	27,625
Holly Energy Partners LP 6.500% due 03/01/20 ~	100,000	101,000
Inergy LP 7.000% due 10/01/18	115,000	119,025
Key Energy Services Inc 6.750% due 03/01/21 ~	100,000	97,500
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	150,000	156,750
Kinder Morgan Finance Co ULC (Canada) 5.700% due 01/05/16	100,000	105,750

	Principal Amount	Value
Kodiak Oil & Gas Corp (Canada) 8.125% due 12/01/19 ~	$100,000	$103,125
Laredo Petroleum Inc 9.500% due 02/15/19	50,000	56,000
Linn Energy LLC
6.250% due 11/01/19 ~	250,000	245,312
6.500% due 05/15/19 ~	100,000	99,500
8.625% due 04/15/20	175,000	189,437
MarkWest Energy Partners LP
6.250% due 06/15/22	100,000	103,500
6.500% due 08/15/21	150,000	157,125
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	100,000	102,625
MIE Holdings Corp (Cayman) 9.750% due 05/12/16 ~	200,000	195,500
Milagro Oil & Gas 10.500% due 05/15/16	50,000	38,250
Newfield Exploration Co
5.625% due 07/01/24	56,000	57,330
5.750% due 01/30/22	100,000	105,000
6.875% due 02/01/20	200,000	214,000
NGPL PipeCo LLC 7.119% due 12/15/17 ~	100,000	100,500
Oasis Petroleum Inc 6.500% due 11/01/21	100,000	99,500
Offshore Group Investments Ltd (Cayman)
11.500% due 08/01/15 ~	100,000	109,000
11.500% due 08/01/15	115,000	125,350
Oil States International Inc 6.500% due 06/01/19	100,000	104,500
Parker Drilling Co 9.125% due 04/01/18	10,000	10,625
Patriot Coal Corp 8.250% due 04/30/18 Y	10,000	3,675
PBF Holding Co LLC 8.250% due 02/15/20 ~	130,000	130,325
Peabody Energy Corp
6.000% due 11/15/18 ~	200,000	200,000
6.250% due 11/15/21 ~	150,000	149,250
7.375% due 11/01/16	100,000	110,500
Penn Virginia Corp 7.250% due 04/15/19	100,000	83,000
Penn Virginia Resource Partners LP
8.250% due 04/15/18	125,000	126,875
8.375% due 06/01/20 ~	100,000	102,000
PetroBakken Energy Ltd (Canada) 8.625% due 02/01/20 ~	200,000	199,500
Plains Exploration & Production Co 6.750% due 02/01/22	500,000	512,500
Precision Drilling Corp (Canada) 6.625% due 11/15/20	100,000	103,500
QEP Resources Inc 6.875% due 03/01/21	50,000	55,750
Quicksilver Resources Inc 11.750% due 01/01/16	150,000	146,812
Range Resources Corp
5.000% due 08/15/22	200,000	197,750
5.750% due 06/01/21	50,000	52,500
6.750% due 08/01/20	100,000	109,000
Regency Energy Partners LP
6.875% due 12/01/18	100,000	105,750
9.375% due 06/01/16	16,000	17,680
Rockies Express Pipeline LLC 3.900% due 04/15/15 ~	250,000	241,875
Rosetta Resources Inc 9.500% due 04/15/18	25,000	27,375
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	211,000
Samson Investment Co 9.750% due 02/15/20 ~	235,000	234,119

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-18

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
SandRidge Energy Inc
8.125% due 10/15/22 ~	$100,000	$101,125
8.750% due 01/15/20	150,000	157,125
9.875% due 05/15/16	50,000	55,000
SESI LLC
6.375% due 05/01/19	100,000	105,250
7.125% due 12/15/21 ~	50,000	54,625
Stone Energy Corp 8.625% due 02/01/17	100,000	102,000
Sunoco Inc 5.750% due 01/15/17	100,000	106,389
Swift Energy Co 7.125% due 06/01/17	50,000	50,625
Targa Resources Partners LP 7.875% due 10/15/18	100,000	108,500
Teekay Corp 8.500% due 01/15/20	25,000	25,500
Tesoro Corp 6.500% due 06/01/17	100,000	103,250
W&T Offshore Inc 8.500% due 06/15/19	100,000	103,750
Whiting Petroleum Corp 6.500% due 10/01/18	25,000	26,750
WPX Energy Inc 5.250% due 01/15/17	150,000	152,625

		13,327,235

Financials - 12.5%
Agile Property Holdings Ltd (Cayman) 8.875% due 04/28/17 ~	100,000	99,000
Ally Financial Inc
4.500% due 02/11/14	300,000	304,875
5.500% due 02/15/17	150,000	152,577
8.000% due 03/15/20	300,000	346,500
8.300% due 02/12/15	75,000	81,938
Atlantic Finance Ltd (United Kingdom) 10.750% due 05/27/14 § ~	200,000	217,386
Capital One Capital V 10.250% due 08/15/39	300,000	307,500
CB Richard Ellis Services Inc 6.625% due 10/15/20	100,000	106,500
CIT Group Inc
4.750% due 02/15/15 ~	100,000	102,750
5.250% due 04/01/14 ~	400,000	416,000
5.250% due 03/15/18	150,000	155,062
5.375% due 05/15/20	100,000	102,062
6.625% due 04/01/18 ~	250,000	271,250
7.000% due 05/02/16 ~	300,000	301,125
Citigroup Capital XXI 8.300% due 12/21/77 §	250,000	251,250
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	103,000
Colonial Realty LP 5.500% due 10/01/15	100,000	105,835
Country Garden Holdings Co Ltd (Cayman) 11.125% due 02/23/18 ~	200,000	204,500
Developers Diversified Realty Corp REIT
4.750% due 04/15/18	50,000	51,951
9.625% due 03/15/16	100,000	121,603
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	79,750
E*TRADE Financial Corp 6.750% due 06/01/16	100,000	102,250
Evergrande Real Estate Group Ltd (Cayman) 13.000% due 01/27/15 ~	100,000	95,250
Felcor Lodging LP REIT
6.750% due 06/01/19	100,000	102,875
10.000% due 10/01/14	39,000	44,655

	Principal Amount	Value
Fifth Third Capital Trust IV 6.500% due 04/15/67 §	$100,000	$99,750
First Data Corp
7.375% due 06/15/19 ~	100,000	102,500
8.250% due 01/15/21 ~	312,000	313,560
8.875% due 08/15/20 ~	100,000	108,750
9.875% due 09/24/15	26,000	26,455
10.550% due 09/24/15	105,275	108,170
11.250% due 03/31/16	200,000	189,500
12.625% due 01/15/21	212,000	213,325
General Motors Acceptance Corp
6.750% due 12/01/14	150,000	158,345
7.500% due 12/31/13	100,000	106,250
8.000% due 12/31/18	100,000	111,250
8.000% due 11/01/31	275,000	323,364
General Motors Financial Co Inc 6.750% due 06/01/18	100,000	109,500
Genworth Financial Inc 6.150% due 11/15/66 §	50,000	29,000
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	200,000	189,004
Host Hotels & Resorts LP REIT
5.250% due 03/15/22 ~	150,000	154,500
5.875% due 06/15/19	100,000	108,500
6.750% due 06/01/16	155,000	159,650
iStar Financial Inc REIT 9.000% due 06/01/17 ~	100,000	98,500
Leucadia National Corp 8.125% due 09/15/15	100,000	112,625
Liberty Mutual Group Inc 10.750% due 06/15/88 § ~	225,000	308,250
Longfor Properties Co Ltd (Cayman) 9.500% due 04/07/16 ~	100,000	105,500
Mizuho Capital Investment USD 2 Ltd (Cayman) 14.950% § ± ~	100,000	123,003
MPT Operating Partnership LP REIT 6.375% due 02/15/22	100,000	100,750
MUFG Capital Financial 1 Ltd (Cayman) 6.346% due 12/31/49 §	250,000	269,074
National Money Mart Co (Canada) 10.375% due 12/15/16	50,000	55,375
Nationstar Mortgage LLC 10.875% due 04/01/15	100,000	108,500
NB Capital Trust II 7.830% due 12/15/26	100,000	100,625
NB Capital Trust IV 8.250% due 04/15/27	95,000	97,841
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	100,000	104,750
Nuveen Investments Inc 10.500% due 11/15/15	150,000	153,000
Omega Healthcare Investors Inc REIT 6.750% due 10/15/22	100,000	107,250
PHH Corp 9.250% due 03/01/16	100,000	106,750
Provident Funding Associates LP 10.250% due 04/15/17 ~	50,000	52,375
RBS Capital Trust II 6.425% § ±	100,000	66,500
Realogy Corp
7.625% due 01/15/20 ~	100,000	103,750
11.500% due 04/15/17	100,000	95,250
Reckson Operating Partnership LP REIT 6.000% due 03/31/16	100,000	106,395
Regions Bank 7.500% due 05/15/18	100,000	112,750
Regions Financial Corp 7.375% due 12/10/37	100,000	99,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-19

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Regions Financing Trust II 6.625% due 05/01/77 §	$100,000	$95,500
Renhe Commercial Holdings Co Ltd (Cayman) 13.000% due 03/10/16 ~	100,000	53,500
Resona Preferred Global Securities Ltd (Cayman) 7.191% § ± ~	100,000	103,000
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	175,000	211,750
Springleaf Finance Corp 6.900% due 12/15/17	200,000	160,624
Synovus Financial Corp 5.125% due 06/15/17	50,000	46,250
The Rouse Co LP REIT 6.750% due 11/09/15	100,000	105,000
The Royal Bank of Scotland Group PLC (United Kingdom)
5.000% due 10/01/14	400,000	401,768
7.640% § ±	100,000	67,500
7.648% § ±	50,000	40,500
Trans Union LLC 11.375% due 06/15/18	150,000	177,187
UBS Preferred Funding Trust V 6.243% § ±	100,000	95,000
Weyerhaeuser Co REIT
7.375% due 10/01/19	100,000	118,433
7.375% due 03/15/32	200,000	224,211
Woori Bank Co Ltd (South Korea) 6.208% due 05/02/67 § ~	100,000	102,250
XL Group PLC (Ireland) 6.500% § ±	100,000	81,750

		11,510,853

Health Care - 7.5%
Accellent Inc 10.000% due 11/01/17	100,000	84,500
Alere Inc 9.000% due 05/15/16	100,000	102,250
Apria Healthcare Group Inc
11.250% due 11/01/14	50,000	52,000
12.375% due 11/01/14	100,000	95,250
Bausch & Lomb Inc 9.875% due 11/01/15	50,000	52,500
Biomet Inc
10.000% due 10/15/17	100,000	107,312
11.625% due 10/15/17	150,000	162,562
Capella Healthcare Inc 9.250% due 07/01/17	100,000	104,000
Centene Corp 5.750% due 06/01/17	25,000	25,250
CHS/Community Health Systems Inc
8.000% due 11/15/19	200,000	214,000
8.875% due 07/15/15	151,000	155,152
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	151,500
DaVita Inc 6.625% due 11/01/20	150,000	157,125
DJO Finance LLC 10.875% due 11/15/14	75,000	77,813
Elan Finance PLC (Ireland) 8.750% due 10/15/16	100,000	109,125
Emergency Medical Services Corp 8.125% due 06/01/19	100,000	104,875
Endo Health Solutions Inc 7.000% due 07/15/19	95,000	103,788
Fresenius Medical Care U.S. Finance II Inc 5.625% due 07/31/19 ~	200,000	209,000

	Principal Amount	Value
Fresenius Medical Care U.S. Finance Inc 5.750% due 02/15/21 ~	$100,000	$104,625
Grifols Inc 8.250% due 02/01/18	100,000	107,750
HCA Holdings Inc 7.750% due 05/15/21	100,000	107,750
HCA Inc
5.875% due 03/15/22	150,000	157,125
6.375% due 01/15/15	150,000	160,125
6.500% due 02/15/16	100,000	108,250
6.500% due 02/15/20	160,000	173,800
7.250% due 09/15/20	400,000	442,000
7.500% due 02/15/22	400,000	437,000
Health Management Associates Inc 7.375% due 01/15/20 ~	200,000	213,750
Health Net Inc 6.375% due 06/01/17	100,000	102,750
HealthSouth Corp 7.750% due 09/15/22	100,000	107,750
Iasis Healthcare LLC 8.375% due 05/15/19	100,000	99,500
IMS Health Inc 12.500% due 03/01/18 ~	100,000	119,250
inVentiv Health Inc 10.000% due 08/15/18 ~	50,000	43,250
Kindred Healthcare Inc 8.250% due 06/01/19	100,000	93,250
Kinetic Concepts Inc 10.500% due 11/01/18 ~	200,000	211,000
LifePoint Hospitals Inc 6.625% due 10/01/20	50,000	53,375
MedAssets Inc 8.000% due 11/15/18	50,000	53,000
Multiplan Inc 9.875% due 09/01/18 ~	25,000	27,500
Mylan Inc 7.875% due 07/15/20 ~	200,000	225,250
Omnicare Inc 7.750% due 06/01/20	100,000	109,500
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	24,625
Select Medical Corp 7.625% due 02/01/15	100,000	100,250
Tenet Healthcare Corp
6.250% due 11/01/18	140,000	148,750
8.000% due 08/01/20	100,000	104,000
8.875% due 07/01/19	150,000	169,125
United Surgical Partners International Inc 9.000% due 04/01/20 ~	100,000	106,500
Universal Health Services Inc 7.000% due 10/01/18	65,000	70,200
Valeant Pharmaceuticals International Inc
6.500% due 07/15/16 ~	350,000	367,500
6.750% due 10/01/17 ~	100,000	104,750
7.000% due 10/01/20 ~	10,000	10,150
7.250% due 07/15/22 ~	100,000	100,750
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	150,000	154,125
Warner Chilcott Co LLC 7.750% due 09/15/18	100,000	107,750

		6,894,027

Industrials - 11.0%
AAR Corp 7.250% due 01/15/22 ~	100,000	99,250
Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	89,000
Air Canada (Canada) 9.250% due 08/01/15 ~	105,000	103,162

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-20

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Air Lease Corp 5.625% due 04/01/17 ~	$250,000	$247,500
Aircastle Ltd (Bermuda) 6.750% due 04/15/17	250,000	253,750
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	107,000
American Airlines Inc 13.000% due 08/01/16	68,682	73,146
AMGH Merger Sub Inc 9.250% due 11/01/18 ~	100,000	104,500
Ashtead Capital Inc 9.000% due 08/15/16 ~	100,000	104,125
Avis Budget Car Rental LLC
7.750% due 05/15/16	50,000	51,563
9.625% due 03/15/18	100,000	110,000
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	85,600	89,024
BE Aerospace Inc 6.875% due 10/01/20	125,000	138,750
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	150,000	167,625
Case New Holland Inc
7.750% due 09/01/13	100,000	106,750
7.875% due 12/01/17	150,000	174,000
Cenveo Corp 8.875% due 02/01/18	100,000	90,000
Ceridian Corp 11.250% due 11/15/15	100,000	96,500
CEVA Group PLC (United Kingdom)
8.375% due 12/01/17 ~	100,000	97,500
11.500% due 04/01/18 ~	100,000	92,000
Clean Harbors Inc 7.625% due 08/15/16	100,000	104,875
Colt Defense LLC 8.750% due 11/15/17	25,000	15,656
Continental Airlines Inc 6.750% due 09/15/15 ~	50,000	51,625
Covanta Holding Corp 6.375% due 10/01/22	100,000	106,264
CSC Holdings LLC
6.750% due 11/15/21 ~	200,000	214,000
7.625% due 07/15/18	100,000	112,250
Delta Air Lines Inc 9.500% due 09/15/14 ~	124,000	131,595
Deluxe Corp 7.000% due 03/15/19	100,000	104,000
DynCorp International Inc 10.375% due 07/01/17	50,000	43,000
EnergySolutions Inc 10.750% due 08/15/18	25,000	21,000
FGI Operating Co LLC 7.875% due 05/01/20 ~	50,000	52,250
Florida East Coast Railway Corp 8.125% due 02/01/17	100,000	105,000
FTI Consulting Inc 6.750% due 10/01/20	50,000	53,000
GeoEye Inc 9.625% due 10/01/15	50,000	52,625
Great Lakes Dredge & Dock Co 7.375% due 02/01/19	100,000	100,500
Griffon Corp 7.125% due 04/01/18	100,000	102,000
HD Supply Inc
8.125% due 04/15/19 ~	36,000	38,970
11.000% due 04/15/20 ~	100,000	107,875
Huntington Ingalls Industries Inc
6.875% due 03/15/18	100,000	104,750
7.125% due 03/15/21	50,000	52,500

	Principal Amount	Value
International Lease Finance Corp
4.875% due 04/01/15	$300,000	$301,714
5.750% due 05/15/16	100,000	101,580
6.250% due 05/15/19	250,000	254,750
6.625% due 11/15/13	200,000	207,500
8.625% due 09/15/15	100,000	110,875
8.750% due 03/15/17	200,000	225,500
Iron Mountain Inc
8.375% due 08/15/21	80,000	87,200
8.750% due 07/15/18	50,000	51,875
JMC Steel Group 8.250% due 03/15/18 ~	50,000	49,875
Kratos Defense & Security Solutions Inc 10.000% due 06/01/17	100,000	108,250
L-3 Communications Corp 6.375% due 10/15/15	100,000	102,438
Marquette Transportation Co 10.875% due 01/15/17	25,000	26,438
Masco Corp
4.800% due 06/15/15	100,000	102,832
5.950% due 03/15/22	100,000	103,203
6.125% due 10/03/16	50,000	53,430
7.125% due 03/15/20	100,000	110,567
McJunkin Red Man Corp 9.500% due 12/15/16	160,000	173,600
Meritor Inc 10.625% due 03/15/18	100,000	106,750
Mueller Water Products Inc 8.750% due 09/01/20	45,000	50,175
Navios Martime Acquisition Corp 8.625% due 11/01/17	100,000	93,500
Navios Martime Holdings Inc 8.875% due 11/01/17	25,000	25,313
Navistar International Corp 8.250% due 11/01/21	203,000	195,641
Nielsen Finance LLC
7.750% due 10/15/18	100,000	111,250
11.625% due 02/01/14	100,000	115,000
Nortek Inc 8.500% due 04/15/21	100,000	98,250
Oshkosh Corp 8.500% due 03/01/20	25,000	27,875
Ply Gem Industries Inc
8.250% due 02/15/18	100,000	98,500
13.125% due 07/15/14	50,000	50,875
Polypore International Inc 7.500% due 11/15/17	25,000	26,656
RBS Global Inc 8.500% due 05/01/18	125,000	136,250
RR Donnelley & Sons Co
6.125% due 01/15/17	184,000	174,800
7.250% due 05/15/18	75,000	71,813
RSC Equipment Rental Inc 8.250% due 02/01/21	100,000	107,000
Schaeffler Finance BV (Netherlands) 7.750% due 02/15/17 ~	100,000	104,750
Sensata Technologies BV (Netherlands) 6.500% due 05/15/19 ~	60,000	62,250
Sequa Corp 11.750% due 12/01/15 ~	100,000	106,000
Severstal Columbus LLC 10.250% due 02/15/18	100,000	100,625
Spirit Aerosystems Inc 6.750% due 12/15/20	25,000	27,375
SPX Corp 6.875% due 09/01/17	100,000	109,500
Swift Services Holdings Inc 10.000% due 11/15/18	100,000	109,000
Terex Corp 8.000% due 11/15/17	100,000	104,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-21

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
The Hertz Corp
6.750% due 04/15/19	$100,000	$104,500
7.500% due 10/15/18	100,000	107,750
The Manitowoc Co Inc
8.500% due 11/01/20	50,000	54,250
9.500% due 02/15/18	100,000	110,000
Tomkins LLC 9.000% due 10/01/18	149,000	166,507
Transdigm Inc 7.750% due 12/15/18	150,000	165,375
TriMas Corp 9.750% due 12/15/17	36,000	39,780
Triumph Group Inc 8.625% due 07/15/18	50,000	55,750
UCI International Inc 8.625% due 02/15/19	50,000	50,563
United Air Lines Inc 9.875% due 08/01/13 ~	120,000	124,350
UR Merger Sub Corp 7.625% due 04/15/22 ~	220,000	231,000
8.375% due 09/15/20	100,000	105,750
9.250% due 12/15/19	100,000	111,500
USG Corp
8.375% due 10/15/18 ~	100,000	105,500
9.750% due 01/15/18	100,000	105,500
Western Express Inc 12.500% due 04/15/15 ~	25,000	15,250

		10,107,230

Information Technology - 4.6%
Advanced Micro Devices Inc
7.750% due 08/01/20	100,000	110,500
8.125% due 12/15/17	10,000	10,900
Alcatel-Lucent USA Inc 6.450% due 03/15/29	100,000	68,500
Amkor Technology Inc
6.625% due 06/01/21	50,000	50,125
7.375% due 05/01/18	25,000	26,094
Aspect Software Inc 10.625% due 05/15/17	100,000	106,500
Audatex North America Inc 6.750% due 06/15/18 ~	100,000	105,750
Brocade Communications Systems Inc 6.875% due 01/15/20	100,000	108,750
CDW LLC 8.500% due 04/01/19	200,000	214,000
CommScope Inc 8.250% due 01/15/19 ~	150,000	159,375
CoreLogic Inc 7.250% due 06/01/21 ~	100,000	103,000
Earthlink Inc 8.875% due 05/15/19	100,000	97,875
Emdeon Inc 11.000% due 12/31/19 ~	100,000	112,500
Epicor Software Corp 8.625% due 05/01/19	100,000	102,500
Equinix Inc
7.000% due 07/15/21	100,000	110,250
8.125% due 03/01/18	50,000	55,625
Fidelity National Information Services Inc
5.000% due 03/15/22 ~	100,000	102,250
7.625% due 07/15/17	50,000	55,375
Freescale Semiconductor Inc
8.050% due 02/01/20	100,000	99,250
8.875% due 12/15/14	133,000	137,322
9.250% due 04/15/18 ~	100,000	107,500
10.125% due 03/15/18 ~	150,000	164,625
10.750% due 08/01/20	67,000	72,360
GXS Worldwide Inc 9.750% due 06/15/15	55,000	55,137

	Principal Amount	Value
iGate Corp 9.000% due 05/01/16	$100,000	$107,500
Jabil Circuit Inc 5.625% due 12/15/20	100,000	106,250
JDA Software Group Inc 8.000% due 12/15/14	25,000	26,625
Lawson Software Inc 9.375% due 04/01/19 ~	164,000	175,890
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	78,857
6.625% due 05/15/39	250,000	193,809
NXP BV (Netherlands) 9.750% due 08/01/18 ~	150,000	171,750
Sanmina-SCI Corp
7.000% due 05/15/19 ~	50,000	48,750
8.125% due 03/01/16	38,000	39,164
Seagate HDD (Cayman) 7.000% due 11/01/21	100,000	108,250
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	111,625
Sophia LP 9.750% due 01/15/19 ~	100,000	106,750
Sorenson Communications Inc 10.500% due 02/01/15 ~	50,000	39,000
STATS ChipPAC Ltd (Singapore) 7.500% due 08/12/15 ~	100,000	107,500
SunGard Data Systems Inc
7.375% due 11/15/18	150,000	161,625
7.625% due 11/15/20	100,000	107,000
10.250% due 08/15/15	100,000	103,250
ViaSat Inc 8.875% due 09/15/16	25,000	26,875
Viasystems Inc 7.875% due 05/01/19 ~	100,000	100,250

		4,256,783

Materials - 9.1%
ABI Escrow Corp 10.250% due 10/15/18	35,000	39,025
AK Steel Corp 7.625% due 05/15/20	100,000	85,000
Aleris International Inc 7.625% due 02/15/18	100,000	102,000
Ardagh Packaging Finance PLC (Ireland)
7.375% due 10/15/17 ~	250,000	266,875
9.125% due 10/15/20 ~	50,000	53,250
Ashland Inc 9.125% due 06/01/17	100,000	110,500
Associated Materials LLC 9.125% due 11/01/17	100,000	89,750
Ball Corp
5.000% due 03/15/22	100,000	104,125
5.750% due 05/15/21	100,000	108,000
7.125% due 09/01/16	125,000	136,719
Berry Plastics Corp 9.750% due 01/15/21	200,000	218,500
Boise Paper Holdings LLC 9.000% due 11/01/17	15,000	16,650
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	107,250
6.875% due 08/15/18 ~	100,000	106,750
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	99,000
Cascades Inc (Canada) 7.750% due 12/15/17	100,000	101,250
Celanese U.S. Holdings LLC
5.875% due 06/15/21	100,000	107,375
6.625% due 10/15/18	5,000	5,463

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-22

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Chemtura Corp 7.875% due 09/01/18	$100,000	$105,625
China Oriental Group Co Ltd (Bermuda) 8.000% due 08/18/15 ~	100,000	88,500
China Shanshui Cement Group Ltd (Cayman) 8.500% due 05/25/16 ~	200,000	197,500
Clearwater Paper Corp 7.125% due 11/01/18	50,000	53,000
Commercial Metals Co 7.350% due 08/15/18	100,000	101,625
Consolidated Minerals Ltd (United Kingdom) 8.875% due 05/01/16 ~	100,000	77,000
Crown Americas LLC Corp II 7.625% due 05/15/17	100,000	108,500
Crown Americas LLC Corp III 6.250% due 02/01/21	100,000	109,750
Edgen Murray Corp 12.250% due 01/15/15	25,000	25,000
FMG Resources August 2006 Property Ltd (Australia)
6.000% due 04/01/17 ~	150,000	151,125
6.875% due 02/01/18 ~	100,000	101,375
7.000% due 11/01/15 ~	200,000	205,000
8.250% due 11/01/19 ~	200,000	213,000
Georgia Gulf Corp 9.000% due 01/15/17 ~	80,000	89,600
Graphic Packaging International Inc
7.875% due 10/01/18	5,000	5,525
9.500% due 06/15/17	50,000	55,250
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	133,750
Hexion U.S. Finance Corp
8.875% due 02/01/18	85,000	87,125
9.000% due 11/15/20	100,000	86,750
Huntsman International LLC
8.625% due 03/15/20	25,000	28,188
8.625% due 03/15/21	100,000	113,250
Ineos Finance PLC (Luxembourg) 9.000% due 05/15/15 ~	50,000	53,000
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	175,000	161,437
Inmet Mining Corp (Canada) 8.750% due 06/01/20 ~	179,000	178,105
Koppers Inc 7.875% due 12/01/19	10,000	10,825
Lafarge SA (France) 6.500% due 07/15/16	200,000	217,000
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	60,000	60,300
Louisiana Pacific Corp 7.500% due 06/01/20 ~	100,000	105,250
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19 ~	400,000	421,500
6.000% due 11/15/21 ~	120,000	132,300
MacDermid Inc 9.500% due 04/15/17 ~	100,000	105,000
MeadWestvaco Corp 7.375% due 09/01/19	125,000	149,087
Midwest Vanadium Property Ltd (Australia) 11.500% due 02/15/18 ~	50,000	31,250
Mirabela Nickel Ltd (Australia) 8.750% due 04/15/18 ~	100,000	69,000
Molycorp Inc 10.000% due 06/01/20 ~	100,000	99,500
Momentive Performance Materials Inc 9.000% due 01/15/21	100,000	76,250
Murray Energy Corp 10.250% due 10/15/15 ~	100,000	88,250

	Principal Amount	Value
NOVA Chemicals Corp (Canada) 8.375% due 11/01/16	$50,000	$55,875
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	216,500
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	78,400
Packaging Dynamics Corp 8.750% due 02/01/16 ~	100,000	105,500
PE Paper Escrow GmbH (Austria) 12.000% due 08/01/14 ~	100,000	107,000
Polymer Group Inc 7.750% due 02/01/19	200,000	212,250
PolyOne Corp 7.375% due 09/15/20	10,000	10,650
Ryerson Inc 12.000% due 11/01/15	50,000	50,500
Sealed Air Corp
5.625% due 07/15/13 ~	100,000	103,750
8.375% due 09/15/21 ~	150,000	170,250
Silgan Holdings Inc 5.000% due 04/01/20 ~	100,000	102,500
Solutia Inc 8.750% due 11/01/17	45,000	50,681
Steel Dynamics Inc 7.625% due 03/15/20	150,000	161,250
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	89,000
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	150,000	154,875
Tekni-Plex Inc 9.750% due 06/01/19 ~	100,000	101,250
Texas Industries Inc 9.250% due 08/15/20	35,000	35,175
The Scotts Miracle-Gro Co 7.250% due 01/15/18	50,000	54,250
Thompson Creek Metals Co Inc (Canada) 7.375% due 06/01/18	100,000	80,750
United States Steel Corp
7.000% due 02/01/18	100,000	99,250
7.500% due 03/15/22	100,000	96,500
Verso Paper Holdings LLC
8.750% due 02/01/19	100,000	40,000
11.750% due 01/15/19 ~	100,000	101,375
Vulcan Materials Co
6.400% due 11/30/17	100,000	105,250
7.500% due 06/15/21	80,000	88,400

		8,423,155

Telecommunication Services - 8.1%
Avaya Inc
7.000% due 04/01/19 ~	50,000	46,625
9.750% due 11/01/15	100,000	83,250
10.125% due 11/01/15	150,000	125,250
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	102,250
8.750% due 03/15/18	100,000	96,750
Citizens Communications Co 9.000% due 08/15/31	100,000	96,000
Clearwire Communications LLC
12.000% due 12/01/15 ~	230,000	210,450
12.000% due 12/01/17 ~	100,000	82,000
Cricket Communications Inc
7.750% due 05/15/16	125,000	133,281
7.750% due 10/15/20	125,000	120,000
Crown Castle International Corp 7.125% due 11/01/19	100,000	107,750
Frontier Communications Corp
8.250% due 05/01/14	5,000	5,500
8.500% due 04/15/20	300,000	319,500
9.250% due 07/01/21	300,000	324,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-23

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
GCI Inc 6.750% due 06/01/21	$100,000	$97,250
Hughes Satelite Systems Corp
6.500% due 06/15/19	55,000	58,713
7.625% due 06/15/21	95,000	103,788
Inmarsat Finance PLC (United Kingdom) 7.375% due 12/01/17 ~	100,000	107,250
Integra Telecom Holdings Inc 10.750% due 04/15/16 ~	10,000	9,800
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 04/01/19	350,000	369,250
7.500% due 04/01/21	200,000	212,500
11.250% due 06/15/16	58,000	60,900
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17	450,000	465,187
Level 3 Communications Inc 11.875% due 02/01/19	100,000	111,250
Level 3 Financing Inc
8.125% due 07/01/19	100,000	103,125
8.625% due 07/15/20	200,000	211,000
MetroPCS Wireless Inc 7.875% due 09/01/18	200,000	208,500
Nextel Communications Inc
5.950% due 03/15/14	100,000	100,625
6.875% due 10/31/13	96,000	96,840
NII Capital Corp 7.625% due 04/01/21	300,000	258,750
PAETEC Holding Corp
8.875% due 06/30/17	100,000	108,250
9.875% due 12/01/18	50,000	56,125
Sable International Finance Ltd (Cayman) 8.750% due 02/01/20 ~	200,000	215,000
SBA Telecommunications Inc 8.000% due 08/15/16	65,000	69,550
Sprint Capital Corp
6.875% due 11/15/28	150,000	121,500
8.750% due 03/15/32	200,000	183,000
Sprint Nextel Corp
6.000% due 12/01/16	200,000	192,500
7.000% due 03/01/20 ~	200,000	208,500
8.375% due 08/15/17	275,000	283,250
9.000% due 11/15/18 ~	300,000	336,000
9.125% due 03/01/17 ~	200,000	210,500
11.500% due 11/15/21 ~	100,000	111,750
Telesat Canada (Canada) 6.000% due 05/15/17 ~	133,000	135,992
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	200,000	204,000
West Corp 7.875% due 01/15/19	175,000	183,750
Windstream Corp
7.500% due 04/01/23	100,000	103,000
7.750% due 10/01/21	100,000	106,500
8.125% due 09/01/18	200,000	216,000
Zayo Escrow Corp 8.125% due 01/01/20 ~	23,000	24,150

		7,496,651

Utilities - 5.7%
Ameren Energy Generating Co 7.000% due 04/15/18	100,000	87,000
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	206,500
AmeriGas Partners LP 6.500% due 05/20/21	48,000	48,480
Atlantic Power Corp (Canada) 9.000% due 11/15/18 ~	100,000	102,750
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	100,000	108,500

	Principal Amount	Value
Calpine Corp
7.250% due 10/15/17 ~	$250,000	$270,000
7.500% due 02/15/21 ~	250,000	271,250
CMS Energy Corp
2.750% due 05/15/14	100,000	101,024
5.050% due 03/15/22	100,000	104,302
8.750% due 06/15/19	25,000	30,981
DPL Inc 6.500% due 10/15/16 ~	100,000	108,500
Dubai Electricity & Water Authority (United Arab Emirates) 7.375% due 10/21/20 ~	250,000	275,000
Duquesne Light Holdings Inc 5.900% due 12/01/21 ~	100,000	111,651
Edison Mission Energy
7.000% due 05/15/17	300,000	169,500
7.200% due 05/15/19	100,000	56,250
EDP Finance BV (Netherlands) 4.900% due 10/01/19 ~	250,000	201,629
Energy Future Holdings Corp
10.000% due 01/15/20	250,000	268,125
11.250% due 11/01/17	184,800	161,238
Energy Future Intermediate Holding Co LLC
10.000% due 12/01/20	46,000	50,255
11.750% due 03/01/22 ~	100,000	102,750
Ferrellgas LP 6.500% due 05/01/21	100,000	91,750
GenOn Energy Inc 9.500% due 10/15/18	45,000	44,719
Homer City Funding LLC 8.734% due 10/01/26	87,920	85,063
Intergen NV (Netherlands) 9.000% due 06/30/17 ~	150,000	147,750
NRG Energy Inc
7.625% due 01/15/18	200,000	208,000
7.875% due 05/15/21	200,000	203,000
8.250% due 09/01/20	150,000	156,000
Puget Energy Inc 6.500% due 12/15/20	100,000	109,113
RRI Energy Inc 7.625% due 06/15/14	250,000	256,250
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	131,250
11.500% due 10/01/20 ~	200,000	137,500
The AES Corp
7.375% due 07/01/21 ~	200,000	223,500
8.000% due 10/15/17	300,000	342,750
Wind Acquisition Finance SA (Luxembourg)
7.250% due 02/15/18 ~	100,000	88,000
11.750% due 07/15/17 ~	190,000	154,375
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	112,625	77,711

		5,292,416

Total Corporate Bonds & Notes (Cost $88,801,623)		90,183,905

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-24

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.6%
Money Market Fund - 0.6%
Federated Prime Obligations Fund	591,922	$591,922

Total Short-Term Investment (Cost $591,922)		591,922

TOTAL INVESTMENTS - 98.3% (Cost $89,393,545)		90,775,827

OTHER ASSETS & LIABILITIES, NET - 1.7%		1,553,019

NET ASSETS - 100.0%		$92,328,846

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	20.3%
Energy	14.4%
Financials	12.5%
Industrials	11.0%
Materials	9.1%
Telecommunication Services	8.1%
Health Care	7.5%
Utilities	5.7%
Information Technology	4.6%
Consumer Staples	4.5%
Short-Term Investment	0.6%

98.3%
Other Assets & Liabilities, Net	1.7%

100.0%

(b)	As of June 30, 2012, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	5.0%
BB	43.1%
B	38.6%
CCC	7.0%
CC	3.3%
C	0.4%
D	0.3%
Not Rated	2.3%

100.0%

(c)	Investments with a total aggregate value of $3,675 or less than 0.1% of the net assets were in default as of June 30, 2012.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$90,183,905	$-	$90,183,905	$-
	Short-Term Investment	591,922	591,922	-	-

	Total	$90,775,827	$591,922	$90,183,905	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-25

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 15.7%
Aaron’s Inc	1,082	$30,631
Advance Auto Parts Inc	1,410	96,190
Allison Transmission Holdings Inc	490	8,604
Amazon.com Inc *	6,942	1,585,206
AMC Networks Inc ‘A’ *	1,070	38,038
American Eagle Outfitters Inc	2,955	58,302
Apollo Group Inc ‘A’ *	1,970	71,294
Ascena Retail Group Inc *	2,411	44,893
AutoNation Inc *	381	13,442
AutoZone Inc *	730	268,034
Bally Technologies Inc *	808	37,701
Bed Bath & Beyond Inc *	4,461	275,690
Big Lots Inc *	1,291	52,660
BorgWarner Inc *	2,199	144,232
Brinker International Inc	1,478	47,104
Cablevision Systems Corp ‘A’	418	5,555
CarMax Inc *	778	20,181
Carter’s Inc *	946	49,760
CBS Corp ‘B’	2,127	69,723
Charter Communications Inc ‘A’ *	946	67,043
Chico’s FAS Inc	2,258	33,509
Chipotle Mexican Grill Inc *	608	231,010
Choice Hotels International Inc	67	2,675
Cinemark Holdings Inc	2,241	51,207
Clear Channel Outdoor Holdings Inc ‘A’ *	464	2,793
Coach Inc	5,514	322,459
Comcast Corp ‘A’	24,527	784,128
D.R. Horton Inc	381	7,003
Darden Restaurants Inc	2,468	124,955
Deckers Outdoor Corp *	448	19,716
Delphi Automotive PLC * (United Kingdom)	6,298	160,599
Dick’s Sporting Goods Inc	1,781	85,488
DIRECTV ‘A’ *	12,568	613,570
Discovery Communications Inc ‘A’ *	4,892	264,168
DISH Network Corp ‘A’	3,061	87,392
Dollar General Corp *	3,544	192,758
Dollar Tree Inc *	4,451	239,464
DSW Inc ‘A’	580	31,552
Dunkin’ Brands Group Inc	1,581	54,292
Expedia Inc	1,067	51,291
Family Dollar Stores Inc	1,855	123,320
Foot Locker Inc	586	17,920
Fossil Inc *	1,051	80,444
Garmin Ltd (Switzerland)	134	5,131
Gentex Corp	2,800	58,436
Genuine Parts Co	2,991	180,208
GNC Holdings Inc ‘A’	1,441	56,487
Groupon Inc *	812	8,632
H&R Block Inc	3,575	57,128
Hanesbrands Inc *	1,901	52,715
Harley-Davidson Inc	4,442	203,133
Hasbro Inc	2,014	68,214
HomeAway Inc *	536	11,653
International Game Technology	3,194	50,305
ITT Educational Services Inc *	447	27,155
Jarden Corp	342	14,371
John Wiley & Sons Inc ‘A’	381	18,665
Kohl’s Corp	314	14,284
Lamar Advertising Co ‘A’ *	1,245	35,607
Las Vegas Sands Corp	7,625	331,611
Liberty Global Inc ‘A’ *	5,033	249,788
Liberty Interactive Corp ‘A’ *	1,497	26,632
Liberty Media Corp - Capital ‘A’ *	133	11,692
Limited Brands Inc	4,632	196,999
LKQ Corp *	2,828	94,455
Lowe’s Cos Inc	3,016	85,775

	Shares	Value
Macy’s Inc	1,048	$35,999
Marriott International Inc ‘A’	4,497	176,282
Mattel Inc	5,058	164,081
McDonald’s Corp	19,500	1,726,335
Michael Kors Holdings Ltd * (United Kingdom)	1,635	68,408
Morningstar Inc	444	25,681
Netflix Inc *	1,071	73,331
News Corp ‘A’	13,826	308,182
Nike Inc ‘B’	6,939	609,105
Nordstrom Inc	3,017	149,915
NVR Inc *	88	74,800
O’Reilly Automotive Inc *	2,419	202,640
Omnicom Group Inc	5,231	254,227
Pandora Media Inc *	1,911	20,773
Panera Bread Co ‘A’ *	544	75,855
Penn National Gaming Inc *	99	4,414
PetSmart Inc	2,080	141,814
Polaris Industries Inc	1,241	88,707
priceline.com Inc *	955	634,617
PVH Corp	1,246	96,926
Ralph Lauren Corp	1,183	165,691
Regal Entertainment Group ‘A’	635	8,738
Ross Stores Inc	4,347	271,557
Sally Beauty Holdings Inc *	2,796	71,969
Scripps Networks Interactive Inc ‘A’	1,612	91,658
Sirius XM Radio Inc *	72,931	134,922
Starbucks Corp	14,554	776,019
Starwood Hotels & Resorts Worldwide Inc	3,792	201,128
Target Corp	694	40,384
Tempur-Pedic International Inc *	1,229	28,746
Tesla Motors Inc *	1,226	38,362
The Gap Inc	5,813	159,044
The Goodyear Tire & Rubber Co *	4,758	56,192
The Home Depot Inc	29,370	1,556,316
The Interpublic Group of Cos Inc	498	5,403
The Madison Square Garden Co ‘A’ *	66	2,471
The McGraw-Hill Cos Inc	5,367	241,515
The TJX Cos Inc	14,217	610,336
The Walt Disney Co	12,621	612,118
Thor Industries Inc	70	1,919
Tiffany & Co	2,042	108,124
Time Warner Cable Inc	5,996	492,272
Tractor Supply Co	1,382	114,789
TripAdvisor Inc *	1,577	70,476
Tupperware Brands Corp	1,073	58,757
Ulta Salon Cosmetics & Fragrance Inc	1,207	112,710
Under Armour Inc ‘A’ *	749	70,765
Urban Outfitters Inc *	2,044	56,394
VF Corp	1,682	224,463
Viacom Inc ‘B’	10,128	476,219
Virgin Media Inc	5,330	129,999
Visteon Corp *	82	3,075
WABCO Holdings Inc *	1,161	61,452
Weight Watchers International Inc	499	25,728
Williams-Sonoma Inc	954	33,361
Wyndham Worldwide Corp	2,800	147,672
Wynn Resorts Ltd	1,529	158,588
Yum! Brands Inc	8,837	569,280

		21,345,776

Consumer Staples - 12.9%
Altria Group Inc	30,299	1,046,830
Avon Products Inc	6,388	103,549
Brown-Forman Corp ‘B’	1,672	161,933
Campbell Soup Co	2,634	87,923
Church & Dwight Co Inc	1,644	91,193
Coca-Cola Enterprises Inc	410	11,496
Colgate-Palmolive Co	8,397	874,128
Costco Wholesale Corp	8,313	789,735

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-26

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
CVS Caremark Corp	4,967	$232,108
Dean Foods Co *	3,088	52,589
Dr Pepper Snapple Group Inc	4,064	177,800
Flowers Foods Inc	2,188	50,827
General Mills Inc	9,725	374,802
Green Mountain Coffee Roasters Inc *	2,249	48,983
H.J. Heinz Co	3,824	207,949
Herbalife Ltd (Cayman)	2,242	108,356
Hillshire Brands Co	1,894	54,907
Hormel Foods Corp	1,506	45,813
Ingredion Inc	306	15,153
Kellogg Co	4,382	216,164
Kimberly-Clark Corp	6,726	563,437
Kraft Foods Inc ‘A’	1,781	68,782
Lorillard Inc	2,504	330,403
McCormick & Co Inc	2,544	154,294
Mead Johnson Nutrition Co	3,912	314,955
Monster Beverage Corp *	2,766	196,939
Nu Skin Enterprises Inc ‘A’	1,103	51,731
PepsiCo Inc	30,009	2,120,436
Philip Morris International Inc	30,076	2,624,432
Reynolds American Inc	2,122	95,214
Safeway Inc	622	11,289
Sysco Corp	5,923	176,565
The Clorox Co	152	11,014
The Coca-Cola Co	37,270	2,914,141
The Estee Lauder Cos Inc ‘A’	4,416	238,994
The Fresh Market Inc *	515	27,619
The Hershey Co	2,879	207,374
The Kroger Co	10,764	249,617
The Procter & Gamble Co	3,838	235,078
Wal-Mart Stores Inc	25,588	1,783,995
Whole Foods Market Inc	3,522	335,717

		17,464,264

Energy - 3.6%
Atwood Oceanics Inc *	358	13,547
Cabot Oil & Gas Corp	4,026	158,624
Cameron International Corp *	3,629	154,995
CARBO Ceramics Inc	370	28,390
Cheniere Energy Inc *	2,285	33,681
Cobalt International Energy Inc *	3,339	78,467
Concho Resources Inc *	1,996	169,900
Continental Resources Inc *	822	54,762
Dresser-Rand Group Inc *	1,465	65,251
EOG Resources Inc	5,173	466,139
FMC Technologies Inc *	4,588	179,987
Golar LNG Ltd (NASDAQ) (Bermuda)	815	30,726
Halliburton Co	5,649	160,375
Helmerich & Payne Inc	415	18,044
Kinder Morgan Inc	9,374	302,030
Kosmos Energy Ltd * (Bermuda)	1,324	14,630
Laredo Petroleum Holdings Inc *	358	7,446
National Oilwell Varco Inc	1,865	120,181
Noble Energy Inc	765	64,887
Oceaneering International Inc	2,078	99,453
Oil States International Inc *	868	57,462
Pioneer Natural Resources Co	1,971	173,862
Range Resources Corp	3,112	192,539
RPC Inc	1,006	11,961
Schlumberger Ltd (Netherlands)	25,588	1,660,917
SEACOR Holdings Inc *	178	15,910
SM Energy Co	1,045	51,320
Southwestern Energy Co *	2,327	74,301
Sunoco Inc	1,741	82,697
The Williams Cos Inc	12,005	345,984
Whiting Petroleum Corp *	313	12,871
World Fuel Services Corp	431	16,391

		4,917,730

	Shares	Value
Financials - 4.3%
Affiliated Managers Group Inc *	738	$80,774
Allied World Assurance Co Holdings Ltd AG (Switzerland)	348	27,656
American Campus Communities Inc REIT	139	6,252
American Express Co	12,354	719,126
American Tower Corp REIT	7,571	529,289
Aon PLC (United Kingdom)	520	24,326
Apartment Investment & Management Co ‘A’ REIT	1,854	50,114
Arch Capital Group Ltd * (Bermuda)	284	11,272
Arthur J. Gallagher & Co	2,279	79,925
BlackRock Inc	1,307	221,955
Boston Properties Inc REIT	494	53,535
BRE Properties Inc REIT	408	20,408
Brown & Brown Inc	195	5,318
Camden Property Trust REIT	1,163	78,700
CBOE Holdings Inc	1,417	39,223
CBRE Group Inc ‘A’ *	6,294	102,970
Digital Realty Trust Inc REIT	2,114	158,698
Eaton Vance Corp	2,231	60,125
Endurance Specialty Holdings Ltd (Bermuda)	84	3,219
Equity Lifestyle Properties Inc REIT	670	46,210
Equity Residential REIT	445	27,750
Erie Indemnity Co ‘A’	484	34,659
Essex Property Trust Inc REIT	676	104,050
Extra Space Storage Inc REIT	1,224	37,454
Federal Realty Investment Trust REIT	963	100,239
Federated Investors Inc ‘B’	1,434	31,333
Franklin Resources Inc	624	69,258
HCP Inc REIT	550	24,282
Home Properties Inc REIT	487	29,882
IntercontinentalExchange Inc *	1,396	189,828
Kilroy Realty Corp REIT	99	4,793
Lazard Ltd ‘A’ (Bermuda)	2,220	57,698
Leucadia National Corp	873	18,569
LPL Financial Holdings Inc	817	27,590
Marsh & McLennan Cos Inc	8,301	267,541
Mid-America Apartment Communities Inc REIT	755	51,521
Moody’s Corp	3,764	137,574
MSCI Inc *	2,340	79,607
People’s United Financial Inc	1,448	16,811
Plum Creek Timber Co Inc REIT	3,099	123,030
Post Properties Inc REIT	417	20,412
Public Storage REIT	2,738	395,395
Rayonier Inc REIT	1,862	83,604
Regency Centers Corp REIT	1,058	50,329
SEI Investments Co	2,634	52,390
Signature Bank *	157	9,572
Simon Property Group Inc REIT	4,893	761,644
T. Rowe Price Group Inc	4,895	308,189
Tanger Factory Outlet Centers Inc REIT	1,800	57,690
Taubman Centers Inc REIT	342	26,389
The Hanover Insurance Group Inc	384	15,026
The St. Joe Co *	145	2,292
The Travelers Cos Inc	3,240	206,842
Validus Holdings Ltd (Bermuda)	283	9,064
Waddell & Reed Financial Inc ‘A’	1,656	50,144
Weyerhaeuser Co REIT	3,317	74,168

		5,875,714

Health Care - 11.6%
Abbott Laboratories ‡	28,620	1,845,131
Agilent Technologies Inc	6,670	261,731
Alexion Pharmaceuticals Inc *	3,686	366,020
Allergan Inc	5,823	539,035
AMERIGROUP Corp *	638	42,051

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-27

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
AmerisourceBergen Corp	4,854	$191,005
Amgen Inc	14,923	1,089,976
Amylin Pharmaceuticals Inc *	2,829	79,863
ARIAD Pharmaceuticals Inc *	3,220	55,416
Baxter International Inc	9,667	513,801
Becton Dickinson & Co	3,625	270,969
Biogen Idec Inc *	4,597	663,715
BioMarin Pharmaceutical Inc *	2,344	92,775
Bristol-Myers Squibb Co	29,428	1,057,937
Bruker Corp *	1,746	23,239
C.R. Bard Inc	1,610	172,978
Cardinal Health Inc	3,586	150,612
Catalyst Health Solutions Inc *	971	90,730
Celgene Corp *	8,452	542,280
Cerner Corp *	2,780	229,795
Charles River Laboratories International Inc *	582	19,066
Covance Inc *	65	3,110
Covidien PLC (Ireland)	461	24,663
DaVita Inc *	1,804	177,171
DENTSPLY International Inc	1,239	46,847
Edwards Lifesciences Corp *	2,199	227,157
Eli Lilly & Co	7,156	307,064
Endo Health Solutions Inc *	1,447	44,828
Express Scripts Holding Co *	15,455	862,853
Gen-Probe Inc *	879	72,254
Gilead Sciences Inc *	14,531	745,150
HCA Holdings Inc	2,079	63,264
Henry Schein Inc *	982	77,077
Human Genome Sciences Inc *	3,882	50,971
IDEXX Laboratories Inc *	1,060	101,898
Illumina Inc *	2,369	95,684
Incyte Corp Ltd *	1,889	42,880
Intuitive Surgical Inc *	761	421,434
Johnson & Johnson	11,857	801,059
Laboratory Corp of America Holdings *	1,857	171,977
Life Technologies Corp *	315	14,172
Lincare Holdings Inc	1,250	42,525
McKesson Corp	4,517	423,469
Medivation Inc *	703	64,254
Medtronic Inc	1,238	47,948
Mettler-Toledo International Inc *	603	93,978
Mylan Inc *	7,558	161,514
Myriad Genetics Inc *	1,628	38,698
Onyx Pharmaceuticals Inc *	1,237	82,199
Patterson Cos Inc	1,681	57,944
Perrigo Co	1,792	211,331
Quest Diagnostics Inc	351	21,025
Regeneron Pharmaceuticals Inc *	1,482	169,274
ResMed Inc *	2,740	85,488
Salix Pharmaceuticals Ltd *	1,127	61,354
Sirona Dental Systems Inc *	193	8,687
St. Jude Medical Inc	4,643	185,302
Stryker Corp	4,374	241,007
SXC Health Solutions Corp (XNGS) * (Canada)	1,322	131,156
Techne Corp	707	52,459
Tenet Healthcare Corp *	395	2,070
The Cooper Cos Inc	265	21,136
Thoratec Corp *	1,099	36,904
United Therapeutics Corp *	987	48,738
Universal Health Services Inc ‘B’	97	4,186
Varian Medical Systems Inc *	2,142	130,169
Vertex Pharmaceuticals Inc *	4,050	226,476
Warner Chilcott PLC ‘A’ * (Ireland)	3,251	58,258
Waters Corp *	1,705	135,496
Watson Pharmaceuticals Inc *	2,445	180,905
WellPoint Inc	384	24,495
Zimmer Holdings Inc	330	21,239

		15,719,322

	Shares	Value
Industrials - 12.0%
3M Co	11,969	$1,072,422
Alexander & Baldwin Inc	56	2,982
AMETEK Inc	3,084	153,923
Armstrong World Industries Inc	396	19,467
BE Aerospace Inc *	1,881	82,125
C.H. Robinson Worldwide Inc	3,120	182,614
Carlisle Cos Inc	104	5,514
Caterpillar Inc	12,520	1,063,073
Chicago Bridge & Iron Co NV (Netherlands)	1,119	42,477
Cintas Corp	925	35,714
Clean Harbors Inc *	927	52,301
Colfax Corp *	177	4,880
Con-way Inc	573	20,691
Cooper Industries PLC (Ireland)	2,106	143,587
Copa Holdings SA ‘A’ (Panama)	526	43,385
Copart Inc *	1,996	47,285
Covanta Holding Corp	185	3,173
CSX Corp	13,499	301,838
Cummins Inc	3,688	357,404
Danaher Corp	3,798	197,800
Deere & Co	7,632	617,200
Delta Air Lines Inc *	10,417	114,066
Donaldson Co Inc	2,857	95,338
Emerson Electric Co	11,838	551,414
Equifax Inc	2,079	96,881
Expeditors International of Washington Inc	3,684	142,755
Fastenal Co	5,681	229,001
FedEx Corp	373	34,171
Flowserve Corp	968	111,078
Fluor Corp	2,424	119,600
Fortune Brands Home & Security Inc *	494	11,001
General Cable Corp *	57	1,479
Goodrich Corp	2,416	306,590
Graco Inc	1,178	54,282
Hertz Global Holdings Inc *	2,634	33,715
Honeywell International Inc	14,951	834,864
Hubbell Inc ‘B’	946	73,731
IDEX Corp	305	11,889
IHS Inc ‘A’ *	966	104,067
Illinois Tool Works Inc	7,713	407,941
Ingersoll-Rand PLC (Ireland)	4,700	198,246
Iron Mountain Inc	2,706	89,190
ITT Corp	409	7,198
JB Hunt Transport Services Inc	1,723	102,691
Joy Global Inc	2,030	115,162
Kansas City Southern	1,646	114,496
Kirby Corp *	776	36,534
Landstar System Inc	907	46,910
Lennox International Inc	970	45,231
Lincoln Electric Holdings Inc	1,616	70,765
Lockheed Martin Corp	4,457	388,116
Masco Corp	6,852	95,037
MRC Global Inc *	262	5,575
MSC Industrial Direct Co Inc ‘A’	886	58,077
Nielsen Holdings NV * (Netherlands)	567	14,867
Nordson Corp	1,158	59,394
PACCAR Inc	1,564	61,293
Pall Corp	2,222	121,788
Parker Hannifin Corp	1,304	100,252
Pitney Bowes Inc	1,965	29,416
Polypore International Inc *	872	35,220
Precision Castparts Corp	2,788	458,598
Robert Half International Inc	2,749	78,539
Rockwell Automation Inc	2,739	180,938
Rockwell Collins Inc	2,783	137,341
Rollins Inc	1,197	26,777
Roper Industries Inc	1,869	184,246
Snap-on Inc	217	13,508

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-28

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Southwest Airlines Co	2,791	$25,733
Spirit AeroSystems Holdings Inc ‘A’ *	505	12,034
SPX Corp	287	18,747
Stericycle Inc *	1,633	149,697
Textron Inc	358	8,904
The Babcock & Wilcox Co *	2,306	56,497
The Boeing Co	12,979	964,340
The Dun & Bradstreet Corp	632	44,979
The Manitowoc Co Inc	1,887	22,078
The Timken Co	144	6,594
The Toro Co	564	41,336
TransDigm Group Inc *	980	131,614
Triumph Group Inc	318	17,894
Union Pacific Corp	9,138	1,090,255
United Continental Holdings Inc *	6,371	155,006
United Parcel Service Inc ‘B’	13,900	1,094,764
United Rentals Inc *	1,820	61,953
United Technologies Corp	17,487	1,320,793
Valmont Industries Inc	455	55,041
Verisk Analytics Inc ‘A’ *	2,434	119,899
W.W. Grainger Inc	1,121	214,380
Wabtec Corp	929	72,471
Waste Connections Inc	136	4,069
Xylem Inc	379	9,539

		16,357,740

Information Technology - 30.8%
Accenture PLC ‘A’ (Ireland)	12,354	742,352
Acme Packet Inc *	1,090	20,329
Adobe Systems Inc *	5,455	176,578
Advanced Micro Devices Inc *	12,134	69,528
Akamai Technologies Inc *	3,177	100,870
Alliance Data Systems Corp *	966	130,410
Altera Corp	6,190	209,470
Amphenol Corp ‘A’	3,109	170,746
Analog Devices Inc	475	17,893
ANSYS Inc *	1,787	112,778
AOL Inc *	402	11,288
Apple Inc *	17,942	10,478,128
Ariba Inc *	1,882	84,238
Atmel Corp *	706	4,730
Autodesk Inc *	4,434	155,146
Automatic Data Processing Inc	9,384	522,313
Avago Technologies Ltd (Singapore)	4,404	158,104
BMC Software Inc *	3,091	131,924
Broadcom Corp ‘A’ *	6,555	221,559
Broadridge Financial Solutions Inc	2,435	51,792
CA Inc	379	10,267
Cadence Design Systems Inc *	5,335	58,632
Citrix Systems Inc *	3,573	299,918
Cognizant Technology Solutions Corp ‘A’ *	5,842	350,520
Compuware Corp *	216	2,007
Concur Technologies Inc *	884	60,200
Cypress Semiconductor Corp *	1,678	22,183
Diebold Inc	92	3,396
Dolby Laboratories Inc ‘A’ *	551	22,756
DST Systems Inc	104	5,648
eBay Inc *	22,224	933,630
EchoStar Corp ‘A’ *	195	5,152
EMC Corp *	40,289	1,032,607
Equinix Inc *	922	161,949
F5 Networks Inc *	1,523	151,630
Facebook Inc ‘A’ *	8,082	251,512
FactSet Research Systems Inc	862	80,114
Fiserv Inc *	2,166	156,429
FleetCor Technologies Inc *	912	31,956
FLIR Systems Inc	2,444	47,658
Fortinet Inc *	2,535	58,863
Freescale Semiconductor Ltd * (Bermuda)	889	9,112
Fusion-io Inc *	1,264	26,405

	Shares	Value
Gartner Inc *	1,790	$77,059
Genpact Ltd * (Bermuda)	1,904	31,664
Global Payments Inc	1,508	65,191
Google Inc ‘A’ *	4,967	2,881,208
Harris Corp	633	26,491
IAC/InterActiveCorp	210	9,576
Informatica Corp *	2,077	87,982
Intel Corp	71,725	1,911,471
International Business Machines Corp	20,916	4,090,751
Intuit Inc	5,635	334,437
IPG Photonics Corp *	597	26,023
Jabil Circuit Inc	635	12,910
Jack Henry & Associates Inc	1,696	58,546
Lam Research Corp *	1,247	47,062
Lender Processing Services Inc	1,583	40,018
Linear Technology Corp	4,417	138,385
LinkedIn Corp ‘A’ *	1,187	126,142
LSI Corp *	10,980	69,943
MasterCard Inc ‘A’	2,080	894,629
Maxim Integrated Products Inc	2,817	72,228
Microchip Technology Inc	3,714	122,859
MICROS Systems Inc *	1,541	78,899
Microsoft Corp	144,432	4,418,175
Motorola Solutions Inc	5,604	269,608
National Instruments Corp	1,824	48,993
NCR Corp *	3,069	69,758
NetApp Inc *	4,673	148,695
NetSuite Inc *	588	32,205
NeuStar Inc ‘A’ *	1,253	41,850
Nuance Communications Inc *	4,636	110,430
Oracle Corp	73,315	2,177,455
Paychex Inc	5,796	182,052
QUALCOMM Inc	32,894	1,831,538
Rackspace Hosting Inc *	2,093	91,966
Red Hat Inc *	3,700	208,976
Riverbed Technology Inc *	3,102	50,097
Rovi Corp *	426	8,358
SAIC Inc	1,884	22,834
salesforce.com inc *	2,662	368,048
Silicon Laboratories Inc *	732	27,743
Skyworks Solutions Inc *	3,243	88,761
SolarWinds Inc *	1,200	52,272
Solera Holdings Inc	1,350	56,417
Splunk Inc *	291	8,177
Symantec Corp *	769	11,235
Synopsys Inc *	209	6,151
Teradata Corp *	3,237	233,096
Teradyne Inc *	424	5,961
Texas Instruments Inc	14,756	423,350
The Western Union Co	11,761	198,055
TIBCO Software Inc *	3,165	94,697
Total System Services Inc	2,692	64,420
Trimble Navigation Ltd *	2,400	110,424
Vantiv Inc ‘A’ *	739	17,211
VeriFone Systems Inc *	2,081	68,860
VeriSign Inc *	2,789	121,517
Visa Inc ‘A’	10,027	1,239,638
VMware Inc ‘A’ *	1,697	154,495
Western Digital Corp *	1,856	56,571
Xilinx Inc	5,064	169,998
Zebra Technologies Corp ‘A’ *	153	5,257
Zynga Inc ‘A’ *	2,458	13,372

		41,864,910

Materials - 3.7%
Airgas Inc	1,318	110,725
Albemarle Corp	977	58,268
Allied Nevada Gold Corp *	1,757	49,864
Aptargroup Inc	419	21,390
Ball Corp	3,007	123,437

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-29

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Carpenter Technology Corp	65	$3,110
Celanese Corp ‘A’	3,001	103,895
CF Industries Holdings Inc	284	55,022
Compass Minerals International Inc	634	48,361
Crown Holdings Inc *	669	23,074
E.I. du Pont de Nemours & Co	17,980	909,249
Eastman Chemical Co	2,120	106,784
Ecolab Inc	4,990	341,965
FMC Corp	2,631	140,706
International Flavors & Fragrances Inc	1,555	85,214
Intrepid Potash Inc *	481	10,948
LyondellBasell Industries NV ‘A’ (Netherlands)	439	17,678
Martin Marietta Materials Inc	437	34,444
Molycorp Inc *	312	6,724
Monsanto Co	10,236	847,336
NewMarket Corp	165	35,739
Owens-Illinois Inc *	2,396	45,931
Packaging Corp of America	1,743	49,222
PPG Industries Inc	2,922	310,083
Praxair Inc	5,731	623,132
Rock-Tenn Co ‘A’	152	8,292
Rockwood Holdings Inc	387	17,163
Royal Gold Inc	1,127	88,357
RPM International Inc	959	26,085
Sigma-Aldrich Corp	2,320	171,518
Silgan Holdings Inc	919	39,232
Solutia Inc	2,374	66,591
Southern Copper Corp	2,340	73,733
Steel Dynamics Inc	886	10,410
Tahoe Resources Inc * (Canada)	340	4,723
The Scotts Miracle-Gro Co ‘A’	695	28,578
The Sherwin-Williams Co	1,667	220,627
The Valspar Corp	1,786	93,747
Westlake Chemical Corp	76	3,972
WR Grace & Co *	1,318	66,493

		5,081,822

Telecommunication Services - 2.3%
Crown Castle International Corp *	5,622	329,786
Level 3 Communications Inc *	1,564	34,643
SBA Communications Corp ‘A’ *	2,327	132,755
tw telecom Inc *	2,898	74,363
Verizon Communications Inc	54,514	2,422,602
Windstream Corp	6,762	65,321

		3,059,470

Utilities - 0.2%
Aqua America Inc	276	6,889
ITC Holdings Corp	992	68,359
ONEOK Inc	3,988	168,732
Questar Corp	752	15,687

		259,667

Total Common Stocks (Cost $114,132,885)		131,946,415

EXCHANGE-TRADED FUND - 0.4%
iShares Russell 1000 Growth Index Fund	7,891	498,948

Total Exchange-Traded Fund (Cost $461,592)		498,948

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.3%
Repurchase Agreement - 4.3%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $5,882,713; collateralized by Federal Home Loan Bank: 0.230% due 05/21/13 and value $6,005,000)	$5,882,708	$5,882,708

Total Short-Term Investment (Cost $5,882,708)		5,882,708

TOTAL INVESTMENTS - 101.8% (Cost $120,477,185)		138,328,071

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(2,442,898)

NET ASSETS - 100.0%		$135,885,173

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	30.8%
Consumer Discretionary	15.7%
Consumer Staples	12.9%
Industrials	12.0%
Health Care	11.6%
Short-Term Investment	4.3%
Financials	4.3%
Materials	3.7%
Energy	3.6%
Telecommunication Services	2.3%
Exchange-Traded Fund	0.4%
Utilities	0.2%

	101.8%
Other Assets & Liabilities, Net	(1.8%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2012, investments with a total aggregate value of $636,964 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
NASDAQ 100 E-Mini (09/12)	14	$710,865	$19,865
S&P 500 E-Mini (09/12)	34	2,242,305	63,575

Total Futures Contracts			$83,440

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-30

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$131,946,415	$131,946,415	$-	$-
	Exchange-Traded Fund	498,948	498,948	-	-
	Short-Term Investment	5,882,708	-	5,882,708	-
	Derivatives:
	Equity Contracts
	Futures	83,440	83,440	-	-

	Total	$138,411,511	$132,528,803	$5,882,708	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-31

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Consumer Discretionary - 7.4%
Aaron’s Inc	413	$11,692
Abercrombie & Fitch Co ‘A’	1,991	67,973
American Eagle Outfitters Inc	994	19,612
AutoNation Inc *	371	13,089
Best Buy Co Inc	6,293	131,901
Cablevision Systems Corp ‘A’	4,217	56,044
CarMax Inc *	4,362	113,150
Carnival Corp (Panama)	9,710	332,762
CBS Corp ‘B’	12,568	411,979
Chico’s FAS Inc	1,131	16,784
Choice Hotels International Inc	549	21,922
Clear Channel Outdoor Holdings Inc ‘A’ *	387	2,330
Comcast Corp ‘A’	32,873	1,050,950
D.R. Horton Inc	6,021	110,666
Deckers Outdoor Corp *	332	14,611
DeVry Inc	1,555	48,158
Dillard’s Inc ‘A’	699	44,512
DISH Network Corp ‘A’	1,012	28,893
DreamWorks Animation SKG Inc ‘A’ *	1,535	29,257
DSW Inc ‘A’	35	1,904
Expedia Inc	785	37,735
Foot Locker Inc	2,819	86,205
Ford Motor Co	87,642	840,487
GameStop Corp ‘A’	3,029	55,612
Gannett Co Inc	5,491	80,882
Garmin Ltd (Switzerland)	2,361	90,403
General Motors Co *	17,889	352,771
Guess? Inc	1,540	46,770
H&R Block Inc	2,606	41,644
Harman International Industries Inc	1,653	65,459
Hasbro Inc	258	8,738
HomeAway Inc *	60	1,304
Hyatt Hotels Corp ‘A’ *	1,082	40,207
International Game Technology	3,111	48,998
J.C. Penney Co Inc	3,729	86,923
Jarden Corp	1,439	60,467
John Wiley & Sons Inc ‘A’	606	29,688
Johnson Controls Inc	15,891	440,340
Kohl’s Corp	5,291	240,688
Lamar Advertising Co ‘A’ *	239	6,835
Lear Corp	2,329	87,873
Leggett & Platt Inc	3,280	69,306
Lennar Corp ‘A’	3,780	116,840
Liberty Interactive Corp ‘A’ *	11,186	198,999
Liberty Media Corp - Capital ‘A’ *	2,371	208,435
Lowe’s Cos Inc	24,340	692,230
Macy’s Inc	8,379	287,819
Marriott International Inc ‘A’	453	17,758
Mattel Inc	1,805	58,554
MGM Resorts International *	9,289	103,665
Mohawk Industries Inc *	1,331	92,944
Newell Rubbermaid Inc	6,774	122,880
News Corp ‘A’	32,102	715,554
NVR Inc *	12	10,200
Penn National Gaming Inc *	1,418	63,229
PulteGroup Inc *	7,998	85,579
PVH Corp	123	9,568
Regal Entertainment Group ‘A’	1,221	16,801
Royal Caribbean Cruises Ltd (Liberia)	3,538	92,094
Sally Beauty Holdings Inc *	192	4,942
Sears Holdings Corp *	855	51,043
Service Corp International	4,995	61,788
Signet Jewelers Ltd (NYSE) (Bermuda)	1,989	87,536
Staples Inc	16,102	210,131
Target Corp	14,582	848,527
The Interpublic Group of Cos Inc	9,732	105,592

	Shares	Value
The Madison Square Garden Co ‘A’ *	1,346	$50,394
The Walt Disney Co	26,390	1,279,915
The Washington Post Co ‘B’	102	38,130
The Wendy’s Co	6,342	29,934
Thomson Reuters Corp (NYSE) (Canada)	8,673	246,747
Thor Industries Inc	932	25,546
Tiffany & Co	462	24,463
Time Warner Inc	22,425	863,362
Toll Brothers Inc *	3,359	99,863
TRW Automotive Holdings Corp *	2,353	86,496
Visteon Corp *	1,173	43,987
WABCO Holdings Inc *	108	5,716
Whirlpool Corp	1,805	110,394
Williams-Sonoma Inc	879	30,739

		12,545,918

Consumer Staples - 6.9%
Altria Group Inc	10,649	367,923
Archer-Daniels-Midland Co	15,385	454,165
Avon Products Inc	2,247	36,424
Beam Inc	3,682	230,088
Brown-Forman Corp ‘B’	287	27,796
Bunge Ltd (Bermuda)	3,409	213,881
Campbell Soup Co	846	28,239
Church & Dwight Co Inc	1,243	68,949
Coca-Cola Enterprises Inc	6,499	182,232
Colgate-Palmolive Co	926	96,397
ConAgra Foods Inc	9,705	251,651
Constellation Brands Inc ‘A’ *	3,672	99,364
CVS Caremark Corp	23,891	1,116,426
Dean Foods Co *	593	10,099
Energizer Holdings Inc *	1,528	114,982
General Mills Inc	3,282	126,488
Green Mountain Coffee Roasters Inc *	487	10,607
H.J. Heinz Co	2,818	153,243
Hillshire Brands Co	397	11,509
Hormel Foods Corp	1,374	41,797
Ingredion Inc	1,405	69,576
Kellogg Co	301	14,848
Kimberly-Clark Corp	971	81,341
Kraft Foods Inc ‘A’	39,266	1,516,453
Molson Coors Brewing Co ‘B’	2,993	124,539
Philip Morris International Inc	3,228	281,675
Ralcorp Holdings Inc *	1,290	86,095
Reynolds American Inc	5,107	229,151
Safeway Inc	4,843	87,900
Smithfield Foods Inc *	3,764	81,415
Sysco Corp	6,474	192,990
The Clorox Co	2,851	206,583
The J.M. Smucker Co	2,617	197,636
The Procter & Gamble Co	59,339	3,634,514
Tyson Foods Inc ‘A’	6,790	127,856
Wal-Mart Stores Inc	8,331	580,837
Walgreen Co	20,156	596,215

		11,751,884

Energy - 15.9%
Alpha Natural Resources Inc *	5,247	45,701
Anadarko Petroleum Corp	11,671	772,620
Apache Corp	9,131	802,524
Atwood Oceanics Inc *	940	35,570
Baker Hughes Inc	10,244	421,028
Cameron International Corp *	1,342	57,317
Cheniere Energy Inc *	1,471	21,683
Chesapeake Energy Corp	15,475	287,835
Chevron Corp	46,084	4,861,862
Cimarex Energy Co	2,003	110,405
Cobalt International Energy Inc *	256	6,016
ConocoPhillips	29,542	1,650,807
CONSOL Energy Inc	5,317	160,786

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-32

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Denbury Resources Inc *	9,128	$137,924
Devon Energy Corp	9,448	547,889
Diamond Offshore Drilling Inc	1,608	95,081
Energen Corp	1,686	76,089
EQT Corp	3,075	164,912
EXCO Resources Inc	2,827	21,457
Exxon Mobil Corp	109,240	9,347,667
Halliburton Co	14,685	416,907
Helmerich & Payne Inc	1,724	74,959
Hess Corp	7,111	308,973
HollyFrontier Corp	4,832	171,198
Laredo Petroleum Holdings Inc *	35	728
Marathon Oil Corp	16,478	421,342
Marathon Petroleum Corp	7,960	357,563
McDermott International Inc * (Panama)	5,540	61,716
Murphy Oil Corp	4,537	228,166
Nabors Industries Ltd * (Bermuda)	6,784	97,690
National Oilwell Varco Inc	7,687	495,350
Newfield Exploration Co *	3,150	92,326
Noble Energy Inc	3,232	274,138
Occidental Petroleum Corp	18,948	1,625,170
Oil States International Inc *	160	10,592
Patterson-UTI Energy Inc	3,691	53,741
Peabody Energy Corp	6,365	156,070
Phillips 66 *	14,608	485,570
Pioneer Natural Resources Co	484	42,694
Plains Exploration & Production Co *	3,012	105,962
QEP Resources Inc	4,168	124,915
Rowan Cos PLC ‘A’ * (United Kingdom)	2,902	93,822
RPC Inc	189	2,247
SandRidge Energy Inc *	11,438	76,520
SEACOR Holdings Inc *	263	23,507
SM Energy Co	260	12,769
Southwestern Energy Co *	5,335	170,347
Spectra Energy Corp	15,250	443,165
Sunoco Inc	315	14,962
Superior Energy Services Inc *	3,682	74,487
Teekay Corp	821	24,039
Tesoro Corp *	3,280	81,869
Tidewater Inc	1,206	55,910
Ultra Petroleum Corp * (Canada)	3,574	82,452
Unit Corp *	1,162	42,866
Valero Energy Corp	12,917	311,946
Whiting Petroleum Corp *	2,358	96,961
World Fuel Services Corp	1,166	44,343
WPX Energy Inc *	4,644	75,140

		26,958,295

Financials - 25.3%
ACE Ltd (Switzerland)	7,913	586,591
Affiliated Managers Group Inc *	315	34,477
Aflac Inc	10,925	465,296
Alexandria Real Estate Equities Inc REIT	1,451	105,517
Alleghany Corp *	395	134,201
Allied World Assurance Co Holdings Ltd AG (Switzerland)	429	34,093
American Campus Communities Inc REIT	1,574	70,798
American Capital Agency Corp REIT	7,009	235,572
American Capital Ltd *	7,773	78,274
American Express Co	8,351	486,112
American Financial Group Inc	1,997	78,342
American International Group Inc *	15,062	483,340
American National Insurance Co	170	12,116
Ameriprise Financial Inc	5,108	266,944
Annaly Capital Management Inc REIT	22,770	382,081
Aon PLC (United Kingdom)	6,978	326,431
Apartment Investment & Management Co ‘A’ REIT	865	23,381
Arch Capital Group Ltd * (Bermuda)	2,811	111,569
Ares Capital Corp	5,185	82,753

	Shares	Value
Aspen Insurance Holdings Ltd (Bermuda)	1,672	$48,321
Associated Banc-Corp	4,066	53,631
Assurant Inc	2,004	69,819
Assured Guaranty Ltd (Bermuda)	3,805	53,650
AvalonBay Communities Inc REIT	2,228	315,217
AXIS Capital Holdings Ltd (Bermuda)	2,558	83,263
Bank of America Corp	251,759	2,059,389
Bank of Hawaii Corp	1,075	49,396
BankUnited Inc	810	19,100
BB&T Corp	16,322	503,534
Berkshire Hathaway Inc ‘B’ *	41,603	3,466,778
BioMed Realty Trust Inc REIT	3,608	67,397
BlackRock Inc	1,383	234,861
BOK Financial Corp	618	35,968
Boston Properties Inc REIT	2,909	315,248
Brandywine Realty Trust REIT	3,428	42,302
BRE Properties Inc REIT	1,285	64,276
Brown & Brown Inc	2,489	67,875
Camden Property Trust REIT	449	30,384
Capital One Financial Corp	13,558	741,080
CapitalSource Inc	5,556	37,336
Capitol Federal Financial Inc	3,778	44,883
CBL & Associates Properties Inc REIT	3,480	67,999
CBOE Holdings Inc	273	7,557
Chimera Investment Corp REIT	24,011	56,666
Cincinnati Financial Corp	3,412	129,895
CIT Group Inc *	4,692	167,223
Citigroup Inc	68,499	1,877,558
City National Corp	1,093	53,098
CME Group Inc ‘A’	1,552	416,107
CNA Financial Corp	618	17,131
Comerica Inc	4,596	141,143
Commerce Bancshares Inc	1,755	66,514
CommonWealth REIT	1,957	37,418
Corporate Office Properties Trust REIT	1,682	39,544
Cullen/Frost Bankers Inc	1,245	71,575
DDR Corp REIT	5,152	75,425
Discover Financial Services	12,390	428,446
Douglas Emmett Inc REIT	3,263	75,375
Duke Realty Corp REIT	6,227	91,163
E*TRADE Financial Corp *	6,749	54,262
East West Bancorp Inc	3,379	79,271
Endurance Specialty Holdings Ltd (Bermuda)	934	35,791
Equity Lifestyle Properties Inc REIT	165	11,380
Equity Residential REIT	6,469	403,407
Everest Re Group Ltd (Bermuda)	1,232	127,500
Extra Space Storage Inc REIT	877	26,836
Federal Realty Investment Trust REIT	331	34,454
Federated Investors Inc ‘B’	363	7,932
Fidelity National Financial Inc ‘A’	5,207	100,287
Fifth Third Bancorp	21,496	288,046
First Citizens BancShares Inc ‘A’	115	19,165
First Horizon National Corp	5,960	51,554
First Niagara Financial Group Inc	8,242	63,051
First Republic Bank *	2,384	80,102
Forest City Enterprises Inc ‘A’ *	3,314	48,384
Franklin Resources Inc	2,498	277,253
Fulton Financial Corp	4,699	46,943
General Growth Properties Inc REIT	12,337	223,176
Genworth Financial Inc ‘A’ *	11,488	65,022
Hatteras Financial Corp REIT	2,289	65,465
HCC Insurance Holdings Inc	2,365	74,261
HCP Inc REIT	9,115	402,427
Health Care REIT Inc	4,996	291,267
Home Properties Inc REIT	516	31,662
Hospitality Properties Trust REIT	2,888	71,536
Host Hotels & Resorts Inc REIT	16,802	265,808
Hudson City Bancorp Inc	12,343	78,625
Huntington Bancshares Inc	20,205	129,312

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-33

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Interactive Brokers Group Inc ‘A’	999	$14,705
Invesco Ltd (Bermuda)	10,472	236,667
Janus Capital Group Inc	4,318	33,767
Jefferies Group Inc	3,362	43,672
Jones Lang LaSalle Inc	1,022	71,918
JPMorgan Chase & Co	88,928	3,177,397
Kemper Corp	1,183	36,377
KeyCorp	22,270	172,370
Kilroy Realty Corp REIT	1,474	71,356
Kimco Realty Corp REIT	9,508	180,937
Legg Mason Inc	3,300	87,021
Leucadia National Corp	3,524	74,955
Liberty Property Trust REIT	2,421	89,190
Lincoln National Corp	6,669	145,851
Loews Corp	7,287	298,111
LPL Financial Holdings Inc	145	4,897
M&T Bank Corp	2,957	244,159
Mack-Cali Realty Corp REIT	2,053	59,681
Markel Corp *	225	99,382
Marsh & McLennan Cos Inc	2,655	85,571
MBIA Inc *	3,396	36,711
Mercury General Corp	391	16,293
MetLife Inc	19,874	613,113
MFA Financial Inc REIT	8,353	65,905
Mid-America Apartment Communities Inc REIT	54	3,685
Morgan Stanley	35,994	525,152
National Retail Properties Inc REIT	2,501	70,753
New York Community Bancorp Inc	10,261	128,570
Northern Trust Corp	5,037	231,803
NYSE Euronext	5,935	151,817
Old Republic International Corp	6,092	50,503
PartnerRe Ltd (Bermuda)	1,508	114,110
People’s United Financial Inc	6,513	75,616
Piedmont Office Realty Trust Inc ‘A’ REIT	4,037	69,477
Popular Inc *	2,457	40,811
Post Properties Inc REIT	724	35,440
Principal Financial Group Inc	7,013	183,951
ProAssurance Corp	720	64,145
Prologis Inc REIT	10,756	357,422
Protective Life Corp	1,896	55,761
Prudential Financial Inc	10,913	528,517
Raymond James Financial Inc	2,657	90,976
Rayonier Inc REIT	580	26,042
Realty Income Corp REIT	3,117	130,197
Regency Centers Corp REIT	854	40,625
Regions Financial Corp	33,001	222,757
Reinsurance Group of America Inc	1,723	91,681
RenaissanceRe Holdings Ltd (Bermuda)	1,210	91,972
Retail Properties of America Inc ‘A’	1,941	18,867
Senior Housing Properties Trust REIT	3,802	84,861
Signature Bank *	948	57,800
Simon Property Group Inc REIT	1,126	175,273
SL Green Realty Corp REIT	2,094	168,023
SLM Corp	11,396	179,031
StanCorp Financial Group Inc	1,020	37,903
State Street Corp	11,415	509,566
SunTrust Banks Inc	12,574	304,668
SVB Financial Group *	1,038	60,951
Synovus Financial Corp	8,925	17,671
Taubman Centers Inc REIT	946	72,993
TCF Financial Corp	3,803	43,658
TD Ameritrade Holding Corp	5,420	92,140
TFS Financial Corp *	1,817	17,352
The Allstate Corp	11,460	402,131
The Bank of New York Mellon Corp	27,865	611,637
The Charles Schwab Corp	25,102	324,569
The Chubb Corp	6,307	459,276
The Goldman Sachs Group Inc	11,491	1,101,527
The Hanover Insurance Group Inc	556	21,756

	Shares	Value
The Hartford Financial Services Group Inc	10,301	$181,607
The Howard Hughes Corp *	657	40,497
The Macerich Co REIT	3,097	182,878
The NASDAQ OMX Group Inc	2,729	61,866
The PNC Financial Services Group Inc	12,353	754,892
The Progressive Corp	14,279	297,432
The St. Joe Co *	1,302	20,585
The Travelers Cos Inc	5,145	328,457
Torchmark Corp	2,301	116,316
U.S. Bancorp	44,251	1,423,112
UDR Inc REIT	5,780	149,355
Unum Group	6,680	127,788
Validus Holdings Ltd (Bermuda)	1,975	63,259
Valley National Bancorp	4,628	49,057
Ventas Inc REIT	6,753	426,249
Vornado Realty Trust REIT	4,337	364,221
Washington Federal Inc	2,540	42,901
Weingarten Realty Investors REIT	2,832	74,595
Wells Fargo & Co	114,457	3,827,442
Weyerhaeuser Co REIT	8,539	190,932
White Mountains Insurance Group Ltd (Bermuda)	139	72,523
WR Berkley Corp	2,592	100,881
XL Group PLC (Ireland)	7,283	153,234
Zions Bancorp	4,305	83,603

		42,912,736

Health Care - 11.4%
Abbott Laboratories	1,912	123,267
Aetna Inc	8,116	314,657
Alere Inc *	1,880	36,547
Allscripts Healthcare Solutions Inc *	4,536	49,578
AMERIGROUP Corp *	351	23,134
Amylin Pharmaceuticals Inc *	359	10,135
Baxter International Inc	1,098	58,359
Becton Dickinson & Co	314	23,472
Bio-Rad Laboratories Inc ‘A’ *	477	47,705
Boston Scientific Corp *	33,395	189,350
Bristol-Myers Squibb Co	3,631	130,534
Brookdale Senior Living Inc *	2,328	41,299
Cardinal Health Inc	3,720	156,240
CareFusion Corp *	5,185	133,151
Charles River Laboratories International Inc *	410	13,432
CIGNA Corp	6,736	296,384
Community Health Systems Inc *	2,137	59,900
Covance Inc *	1,222	58,473
Coventry Health Care Inc	3,338	106,115
Covidien PLC (Ireland)	10,693	572,075
DENTSPLY International Inc	1,835	69,381
Eli Lilly & Co	15,225	653,305
Endo Health Solutions Inc *	989	30,639
Forest Laboratories Inc *	6,208	217,218
HCA Holdings Inc	1,396	42,480
Health Management Associates Inc ‘A’ *	6,114	47,995
Health Net Inc *	1,951	47,351
Henry Schein Inc *	907	71,190
Hill-Rom Holdings Inc	1,477	45,565
Hologic Inc *	6,183	111,541
Hospira Inc *	3,859	134,988
Humana Inc	3,812	295,201
Johnson & Johnson	49,723	3,359,286
Life Technologies Corp *	3,780	170,062
LifePoint Hospitals Inc *	1,154	47,291
Lincare Holdings Inc	449	15,275
MEDNAX Inc *	1,150	78,821
Medtronic Inc	22,753	881,224
Merck & Co Inc	71,055	2,966,546
Mylan Inc *	786	16,797
Omnicare Inc	2,640	82,447
Patterson Cos Inc	152	5,239

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-34

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
PerkinElmer Inc	2,662	$68,680
Pfizer Inc	174,932	4,023,436
QIAGEN NV (XNGS) * (Netherlands)	5,503	91,900
Quest Diagnostics Inc	3,269	195,813
Sirona Dental Systems Inc *	1,076	48,431
St. Jude Medical Inc	1,683	67,169
Stryker Corp	1,911	105,296
Teleflex Inc	954	58,108
Tenet Healthcare Corp *	9,103	47,700
The Cooper Cos Inc	787	62,771
Thermo Fisher Scientific Inc	8,581	445,440
UnitedHealth Group Inc	24,236	1,417,806
Universal Health Services Inc ‘B’	1,970	85,025
VCA Antech Inc *	2,046	44,971
WellPoint Inc	7,250	462,478
Zimmer Holdings Inc	3,704	238,389

		19,297,062

Industrials - 8.9%
3M Co	1,638	146,765
AECOM Technology Corp *	2,693	44,300
AGCO Corp *	2,272	103,899
Air Lease Corp *	1,533	29,725
Alexander & Baldwin Inc	929	49,469
Alliant Techsystems Inc	792	40,051
Avery Dennison Corp	2,422	66,217
Carlisle Cos Inc	1,323	70,145
Chicago Bridge & Iron Co NV (Netherlands)	843	32,000
Cintas Corp	1,425	55,019
CNH Global NV * (Netherlands)	652	25,337
Colfax Corp *	779	21,477
Con-way Inc	571	20,619
Cooper Industries PLC (Ireland)	1,152	78,543
Copa Holdings SA ‘A’ (Panama)	143	11,795
Corrections Corp of America	2,336	68,795
Covanta Holding Corp	2,410	41,332
Crane Co	1,155	42,019
CSX Corp	7,842	175,347
Danaher Corp	8,938	465,491
Delta Air Lines Inc *	7,168	78,490
Dover Corp	4,291	230,041
Eaton Corp	7,890	312,681
Emerson Electric Co	2,726	126,977
Equifax Inc	272	12,675
Exelis Inc	4,366	43,049
Expeditors International of Washington Inc	465	18,019
FedEx Corp	6,904	632,475
Flowserve Corp	95	10,901
Fluor Corp	1,014	50,031
Fortune Brands Home & Security Inc *	3,115	69,371
Gardner Denver Inc	1,176	62,222
GATX Corp	1,116	42,966
General Cable Corp *	1,063	27,574
General Dynamics Corp	7,422	489,555
General Electric Co	247,519	5,158,296
GrafTech International Ltd *	2,904	28,024
Harsco Corp	1,936	39,456
Hertz Global Holdings Inc *	2,452	31,386
Hubbell Inc ‘B’	231	18,004
Huntington Ingalls Industries Inc *	1,156	46,517
IDEX Corp	1,589	61,939
Illinois Tool Works Inc	540	28,561
Ingersoll-Rand PLC (Ireland)	1,267	53,442
Iron Mountain Inc	237	7,812
ITT Corp	1,596	28,090
Jacobs Engineering Group Inc *	3,015	114,148
Kansas City Southern	579	40,275
KAR Auction Services Inc *	667	11,466
KBR Inc	3,468	85,694
Kennametal Inc	1,880	62,322

	Shares	Value
Kirby Corp *	328	$15,442
L-3 Communications Holdings Inc	2,276	168,447
Lockheed Martin Corp	667	58,082
Manpower Inc	1,874	68,682
MRC Global Inc *	206	4,384
Navistar International Corp *	1,472	41,761
Nielsen Holdings NV * (Netherlands)	2,150	56,373
Nordson Corp	109	5,591
Norfolk Southern Corp	7,611	546,241
Northrop Grumman Corp	5,876	374,830
Oshkosh Corp *	2,179	45,650
Owens Corning *	2,843	81,139
PACCAR Inc	6,450	252,776
Parker Hannifin Corp	1,941	149,224
Pentair Inc	2,315	88,618
Pitney Bowes Inc	1,473	22,051
Quanta Services Inc *	4,883	117,534
Raytheon Co	7,788	440,723
Regal-Beloit Corp	907	56,470
Republic Services Inc	7,085	187,469
RR Donnelley & Sons Co	4,251	50,034
Ryder System Inc	1,216	43,788
Snap-on Inc	1,088	67,728
Southwest Airlines Co	14,458	133,303
Spirit AeroSystems Holdings Inc ‘A’ *	2,100	50,043
SPX Corp	832	54,346
Stanley Black & Decker Inc	3,993	256,990
Terex Corp *	2,596	46,287
Textron Inc	6,143	152,776
The Boeing Co	1,698	126,161
The Dun & Bradstreet Corp	356	25,337
The Manitowoc Co Inc	726	8,494
The Shaw Group Inc *	1,547	42,249
The Timken Co	1,862	85,261
Towers Watson & Co ‘A’	1,419	84,998
Trinity Industries Inc	1,887	47,137
Triumph Group Inc	783	44,059
Tyco International Ltd (Switzerland)	10,814	571,520
URS Corp	1,774	61,877
UTi Worldwide Inc (United Kingdom)	2,354	34,392
Verisk Analytics Inc ‘A’ *	463	22,807
Waste Connections Inc	2,713	81,173
Waste Management Inc	10,815	361,221
WESCO International Inc *	1,026	59,046
Xylem Inc	3,861	97,181

		15,000,499

Information Technology - 6.5%
Activision Blizzard Inc	9,897	118,665
Adobe Systems Inc *	4,950	160,231
Akamai Technologies Inc *	308	9,779
Amdocs Ltd * (United Kingdom)	3,942	117,156
Analog Devices Inc	6,378	240,259
AOL Inc *	1,706	47,904
Applied Materials Inc	29,945	343,170
Arrow Electronics Inc *	2,607	85,536
Atmel Corp *	9,526	63,824
Avago Technologies Ltd (Singapore)	330	11,847
Avnet Inc *	3,390	104,615
AVX Corp	1,028	10,989
Booz Allen Hamilton Holding Corp	562	8,587
Broadcom Corp ‘A’ *	4,892	165,350
Brocade Communications Systems Inc *	10,791	53,200
CA Inc	7,818	211,790
Cisco Systems Inc	125,144	2,148,722
Computer Sciences Corp	3,627	90,022
Compuware Corp *	4,906	45,577
CoreLogic Inc *	2,541	46,526
Corning Inc	35,455	458,433
Cree Inc *	2,717	69,745

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-35

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Cypress Semiconductor Corp *	1,431	$18,918
Dell Inc *	34,446	431,264
Diebold Inc	1,369	50,530
Dolby Laboratories Inc ‘A’ *	480	19,824
DST Systems Inc	641	34,813
EchoStar Corp ‘A’ *	647	17,094
Electronic Arts Inc *	7,428	91,736
Fairchild Semiconductor International Inc *	2,902	40,918
Fidelity National Information Services Inc	5,862	199,777
Fiserv Inc *	563	40,660
FLIR Systems Inc	671	13,084
Freescale Semiconductor Ltd * (Bermuda)	66	677
Genpact Ltd * (Bermuda)	564	9,379
Harris Corp	1,869	78,218
Hewlett-Packard Co	46,194	928,961
IAC/InterActiveCorp	1,451	66,166
Ingram Micro Inc ‘A’ *	3,566	62,298
Intel Corp	30,206	804,990
Itron Inc *	955	39,384
Jabil Circuit Inc	3,536	71,887
JDS Uniphase Corp *	5,441	59,851
Juniper Networks Inc *	12,373	201,804
KLA-Tencor Corp	3,910	192,567
Lam Research Corp *	3,220	121,523
Lexmark International Inc ‘A’	1,635	43,458
Marvell Technology Group Ltd (Bermuda)	10,980	123,854
Maxim Integrated Products Inc	3,414	87,535
Micron Technology Inc *	23,124	145,912
Molex Inc	3,227	77,254
NetApp Inc *	2,791	88,810
NVIDIA Corp *	14,458	199,810
ON Semiconductor Corp *	10,612	75,345
Paychex Inc	499	15,674
PMC-Sierra Inc *	5,273	32,376
Polycom Inc *	4,245	44,657
Rovi Corp *	2,107	41,339
SAIC Inc	4,321	52,371
SanDisk Corp *	5,693	207,681
Silicon Laboratories Inc *	99	3,752
Skyworks Solutions Inc *	473	12,946
Symantec Corp *	15,880	232,007
Synopsys Inc *	3,155	92,852
Tech Data Corp *	945	45,521
Teradyne Inc *	3,859	54,258
Texas Instruments Inc	8,770	251,611
Total System Services Inc	521	12,468
VeriSign Inc *	289	12,592
Vishay Intertechnology Inc *	3,405	32,109
Western Digital Corp *	3,263	99,456
Xerox Corp	31,489	247,818
Yahoo! Inc *	28,472	450,712
Zebra Technologies Corp ‘A’ *	993	34,119

		11,026,547

Materials - 3.7%
Air Products & Chemicals Inc	4,940	398,806
Albemarle Corp	917	54,690
Alcoa Inc	24,923	218,076
Allegheny Technologies Inc	2,503	79,821
Aptargroup Inc	1,040	53,092
Ashland Inc	1,834	127,115
Bemis Co Inc	2,409	75,498
Cabot Corp	1,488	60,562
Carpenter Technology Corp	974	46,596
CF Industries Holdings Inc	1,193	231,132
Cliffs Natural Resources Inc	3,329	164,086
Commercial Metals Co	2,634	33,294
Crown Holdings Inc *	2,644	91,192
Cytec Industries Inc	1,077	63,155
Domtar Corp	848	65,050

	Shares	Value
Eastman Chemical Co	624	$31,431
Freeport-McMoRan Copper & Gold Inc	22,173	755,434
Greif Inc ‘A’	710	29,110
Huntsman Corp	4,497	58,191
International Paper Co	10,217	295,373
Intrepid Potash Inc *	644	14,657
Kronos Worldwide Inc	470	7,421
LyondellBasell Industries NV ‘A’ (Netherlands)	6,957	280,158
Martin Marietta Materials Inc	534	42,090
MeadWestvaco Corp	4,041	116,179
Molycorp Inc *	1,119	24,114
Newmont Mining Corp	11,461	555,973
Nucor Corp	7,408	280,763
Owens-Illinois Inc *	970	18,595
Packaging Corp of America	182	5,140
Reliance Steel & Aluminum Co	1,756	88,678
Rock-Tenn Co ‘A’	1,462	79,752
Rockwood Holdings Inc	1,138	50,470
RPM International Inc	1,895	51,544
Sealed Air Corp	4,536	70,036
Sonoco Products Co	2,351	70,883
Southern Copper Corp	930	29,304
Steel Dynamics Inc	4,077	47,905
Tahoe Resources Inc * (Canada)	1,430	19,863
The Dow Chemical Co	27,926	879,669
The Mosaic Co	6,928	379,377
The Scotts Miracle-Gro Co ‘A’	111	4,564
Titanium Metals Corp	1,825	20,641
United States Steel Corp	3,366	69,340
Vulcan Materials Co	3,024	120,083
Walter Energy Inc	1,462	64,562
Westlake Chemical Corp	341	17,821
WR Grace & Co *	145	7,315

		6,348,601

Telecommunication Services - 3.6%
AT&T Inc ‡	136,967	4,884,243
CenturyLink Inc	14,514	573,158
Clearwire Corp ‘A’ *	8,054	9,020
Frontier Communications Corp	23,333	89,365
Level 3 Communications Inc *	1,845	40,867
MetroPCS Communications Inc *	7,250	43,863
NII Holdings Inc *	4,094	41,882
Sprint Nextel Corp *	70,066	228,415
Telephone & Data Systems Inc	2,247	47,839
U.S. Cellular Corp *	331	12,783
Windstream Corp	5,492	53,053

		6,024,488

Utilities - 7.0%
AGL Resources Inc	2,741	106,214
Alliant Energy Corp	2,593	118,163
Ameren Corp	5,669	190,138
American Electric Power Co Inc	11,315	451,468
American Water Works Co Inc	4,117	141,131
Aqua America Inc	2,884	71,985
Atmos Energy Corp	2,104	73,787
Calpine Corp *	9,454	156,086
CenterPoint Energy Inc	9,984	206,369
CMS Energy Corp	6,113	143,656
Consolidated Edison Inc	6,843	425,566
Dominion Resources Inc	13,351	720,954
DTE Energy Co	3,975	235,837
Duke Energy Corp	31,261	720,879
Edison International	7,612	351,674
Entergy Corp	4,139	280,997
Exelon Corp	19,914	749,165
FirstEnergy Corp	9,771	480,635
Great Plains Energy Inc	3,186	68,212

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-36

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Hawaiian Electric Industries Inc	2,258	$64,398
Integrys Energy Group Inc	1,829	104,015
MDU Resources Group Inc	4,413	95,365
National Fuel Gas Co	1,694	79,584
NextEra Energy Inc	9,744	670,485
NiSource Inc	6,638	164,291
Northeast Utilities	7,327	284,361
NRG Energy Inc *	5,322	92,390
NV Energy Inc	5,515	96,954
OGE Energy Corp	2,304	119,324
Pepco Holdings Inc	5,334	104,386
PG&E Corp	9,867	446,679
Pinnacle West Capital Corp	2,558	132,351
PPL Corp	13,551	376,853
Progress Energy Inc	6,916	416,136
Public Service Enterprise Group Inc	11,819	384,117
Questar Corp	3,228	67,336
SCANA Corp	2,738	130,986
Sempra Energy	5,630	387,794
Southern Co	20,294	939,612
TECO Energy Inc	5,040	91,022
The AES Corp *	14,991	192,335
UGI Corp	2,626	77,283
Vectren Corp	1,925	56,826
Westar Energy Inc	2,949	88,323
Wisconsin Energy Corp	5,384	213,045
Xcel Energy Inc	11,377	323,221

		11,892,388

Total Common Stocks (Cost $156,470,512)		163,758,418

EXCHANGE-TRADED FUND - 0.9%
iShares Russell 1000 Value Index Fund	22,839	1,558,305

Total Exchange-Traded Fund (Cost $1,520,357)		1,558,305

	Principal Amount
SHORT-TERM INVESTMENT - 4.9%
Repurchase Agreement - 4.9%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $8,272,860; collateralized by Federal Home Loan Bank: 0.370% due 05/01/13 and value $8,440,538)	$8,272,853	8,272,853

Total Short-Term Investment (Cost $8,272,853)		8,272,853

TOTAL INVESTMENTS - 102.4% (Cost $166,263,722)		173,589,576

OTHER ASSETS & LIABILITIES, NET - (2.4%)		(4,151,168)

NET ASSETS - 100.0%		$169,438,408

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.3%
Energy	15.9%
Health Care	11.4%
Industrials	8.9%
Consumer Discretionary	7.4%
Utilities	7.0%
Consumer Staples	6.9%
Information Technology	6.5%
Short-Term Investment	4.9%
Materials	3.7%
Telecommunication Services	3.6%
Exchange-Traded Fund	0.9%

	102.4%
Other Assets & Liabilities, Net	(2.4%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2012, investments with a total aggregate value of $1,041,272 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 E-Mini (09/12)	53	$3,482,231	$112,229

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-37

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$163,758,418	$163,758,418	$-	$-
	Exchange-Traded Fund	1,558,305	1,558,305	-	-
	Short-Term Investment	8,272,853	-	8,272,853	-
	Derivatives:
	Equity Contracts
	Futures	112,229	112,229	-	-

	Total	$173,701,805	$165,428,952	$8,272,853	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

	Preferred Stocks	Common Stocks	Total
Value, Beginning of Period	$118	$118	$236
Purchases	74	2,874	2,948
Sales	(55)	(506)	(561)
Net Realized Losses	(19)	(2,368)	(2,387)
Change in Net Unrealized Depreciation	(118)	(118)	(236)
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$-	$-	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-38

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources Corp Strike @ $10.50 Exp. 10/14/13 * r	475	$-

Financial - 0.0%
Hampton Roads 2nd Entitlement Strike @ $0.70 Exp. 09/28/12 *	545	439
Hampton Roads Entitlement Strike @ $0.70 Exp. 09/28/12 *	545	395

		834

Total Warrants (Cost $0)		834

COMMON STOCKS - 95.3%
Consumer Discretionary - 15.3%
1-800-FLOWERS.COM Inc ‘A’ *	107	373
Aeropostale Inc *	5,307	94,624
AFC Enterprises Inc *	1,599	37,001
America’s Car-Mart Inc *	521	20,241
American Greetings Corp ‘A’	174	2,544
American Public Education Inc *	1,174	37,568
Amerigon Inc *	1,924	22,107
Ameristar Casinos Inc	1,873	33,283
ANN Inc *	3,185	81,186
Arbitron Inc	1,721	60,235
Arctic Cat Inc *	829	30,308
Asbury Automotive Group Inc *	1,613	38,212
Barnes & Noble Inc *	163	2,683
bebe Stores Inc	245	1,438
Belo Corp ‘A’	2,255	14,522
Benihana Inc	227	3,657
Biglari Holdings Inc *	8	3,091
BJ’s Restaurants Inc *	1,597	60,686
Blue Nile Inc *	900	26,739
Blyth Inc	681	23,535
Bob Evans Farms Inc	258	10,372
Body Central Corp *	1,062	9,558
Boyd Gaming Corp *	278	2,002
Bravo Brio Restaurant Group Inc *	1,268	22,608
Bridgepoint Education Inc *	1,145	24,961
Brunswick Corp	5,834	129,631
Buffalo Wild Wings Inc *	1,211	104,921
Cabela’s Inc *	2,763	104,469
Caesars Entertainment Corp *	2,150	24,510
CafePress Inc *	298	4,434
Capella Education Co *	874	30,380
Caribou Coffee Co Inc *	1,376	17,764
Carmike Cinemas Inc *	374	5,479
Carrols Restaurant Group Inc *	701	4,164
Cavco Industries Inc *	405	20,768
CEC Entertainment Inc	1,192	43,353
Cherokee Inc	465	6,477
Churchill Downs Inc	279	16,402
Citi Trends Inc *	67	1,034
Coinstar Inc *	2,042	140,204
Collective Brands Inc *	3,975	85,144
Collectors Universe	346	5,079
Conn’s Inc *	102	1,510
Cooper Tire & Rubber Co	3,527	61,864
Core-Mark Holding Co Inc	122	5,873

	Shares	Value
Cracker Barrel Old Country Store Inc	1,255	$78,814
Crocs Inc *	5,869	94,784
Crown Media Holdings Inc ‘A’ *	462	809
Dana Holding Corp	1,007	12,900
Denny’s Corp *	4,917	21,831
Destination Maternity Corp	386	8,338
Dial Global Inc *	167	554
Digital Domain Media Group Inc *	696	4,357
DineEquity Inc *	998	44,551
Domino’s Pizza Inc	3,779	116,809
Dorman Products Inc *	1,593	39,968
Drew Industries Inc *	592	16,487
Einstein Noah Restaurant Group Inc	363	6,374
Ethan Allen Interiors Inc	1,368	27,264
Express Inc *	5,838	106,076
Fiesta Restaurant Group Inc *	950	12,568
Fifth & Pacific Co Inc *	412	4,421
Francesca’s Holdings Corp *	2,270	61,313
Fuel Systems Solutions Inc *	204	3,405
G-III Apparel Group Ltd *	138	3,269
Gaylord Entertainment Co *	1,361	52,480
Geeknet Inc *	286	5,669
Genesco Inc *	1,598	96,120
Global Sources Ltd * (Bermuda)	192	1,267
Gordmans Stores Inc *	550	9,075
Grand Canyon Education Inc *	2,602	54,486
hhgregg Inc *	51	577
Hibbett Sports Inc *	1,722	99,377
Hillenbrand Inc	3,588	65,947
Hot Topic Inc	2,755	26,696
HSN Inc	2,476	99,907
Ignite Restaurant Group Inc *	430	7,787
Interval Leisure Group Inc	2,525	48,000
iRobot Corp *	1,788	39,604
Jack in the Box Inc *	2,326	64,849
Jamba Inc *	4,372	8,569
Jos. A. Bank Clothiers Inc *	1,685	71,545
K12 Inc *	1,742	40,589
Kenneth Cole Productions Inc ‘A’ *	206	3,100
Knology Inc *	2,033	39,989
La-Z-Boy Inc *	1,008	12,388
LeapFrog Enterprises Inc *	3,307	33,930
Libbey Inc *	1,339	20,580
Life Time Fitness Inc *	2,591	120,507
Lions Gate Entertainment Corp * (Canada)	5,535	81,586
Lumber Liquidators Holdings Inc *	1,797	60,721
Mac-Gray Corp	104	1,465
Maidenform Brands Inc *	1,091	21,733
Marine Products Corp	390	2,371
Matthews International Corp ‘A’	862	28,006
Mattress Firm Holding Corp *	718	21,763
MDC Partners Inc ‘A’ (Canada)	628	7,122
Meritage Homes Corp *	452	15,341
Monro Muffler Brake Inc	2,017	67,045
Morgans Hotel Group Co *	635	2,985
Movado Group Inc	89	2,227
MTR Gaming Group Inc *	1,484	7,049
Multimedia Games Holding Co Inc *	1,795	25,130
Nathan’s Famous Inc *	168	4,956
National American University Holdings Inc	319	1,372
National CineMedia Inc	1,221	18,523
New York & Co Inc *	1,117	3,887
Nexstar Broadcasting Group Inc ‘A’ *	154	1,038
NutriSystem Inc	1,852	21,409
Orbitz Worldwide Inc *	1,521	5,552
Outdoor Channel Holdings Inc	285	2,083
Overstock.com Inc *	756	5,224
Oxford Industries Inc	916	40,945
P.F. Chang’s China Bistro Inc	1,237	63,668
Papa John’s International Inc *	1,171	55,704

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-39

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Peet’s Coffee & Tea Inc *	864	$51,875
Penske Automotive Group Inc	719	15,272
PetMed Express Inc	1,343	16,331
Pier 1 Imports Inc	6,349	104,314
Pinnacle Entertainment Inc *	277	2,665
Pool Corp	3,099	125,386
Premier Exhibitions Inc *	1,666	4,498
ReachLocal Inc *	670	7,370
Red Robin Gourmet Burgers Inc *	429	13,089
Rentrak Corp *	364	7,517
RG Barry Corp	505	6,863
Rue21 Inc *	1,007	25,417
Ruth’s Hospitality Group Inc *	2,308	15,233
Scientific Games Corp ‘A’ *	489	4,181
Select Comfort Corp *	3,707	77,550
Shuffle Master Inc *	3,591	49,556
Shutterfly Inc *	589	18,076
Sinclair Broadcast Group Inc ‘A’	294	2,664
Six Flags Entertainment Corp	2,588	140,218
Skullcandy Inc *	1,057	14,957
Smith & Wesson Holding Corp *	4,242	35,251
Sonic Corp *	3,186	31,924
Sotheby’s	1,555	51,875
Steiner Leisure Ltd * (Bahamas)	992	46,039
Steven Madden Ltd *	2,560	81,280
Strayer Education Inc	776	84,600
Sturm Ruger & Co Inc	1,253	50,308
Systemax Inc *	43	508
Teavana Holdings Inc *	576	7,793
Tenneco Inc *	3,962	106,261
Texas Roadhouse Inc	4,073	75,065
The Buckle Inc	1,812	71,701
The Cato Corp ‘A’	1,787	54,432
The Cheesecake Factory Inc *	3,523	112,595
The Children’s Place *	597	29,749
The Finish Line Inc ‘A’	1,261	26,368
The Men’s Wearhouse Inc	696	19,585
The Ryland Group Inc	1,651	42,233
The Talbots Inc *	2,604	6,562
The Warnaco Group Inc *	2,348	99,978
Tilly’s Inc ‘A’ *	599	9,614
Tower International Inc *	376	3,948
Town Sports International Holdings Inc *	1,515	20,134
True Religion Apparel Inc	1,680	48,686
Tumi Holdings Inc *	1,406	24,605
U.S. Auto Parts Network Inc *	988	4,130
Universal Technical Institute Inc	919	12,416
Vail Resorts Inc	827	41,416
Valassis Communications Inc *	1,718	37,366
Value Line Inc	89	1,058
Vera Bradley Inc *	1,312	27,657
Vitacost.com Inc *	1,424	8,402
Vitamin Shoppe Inc *	1,921	105,521
Weyco Group Inc	22	510
Winmark Corp	148	8,665
Winnebago Industries Inc *	539	5,492
Wolverine World Wide Inc	3,174	123,088
World Wrestling Entertainment Inc ‘A’	1,645	12,864
Zagg Inc *	1,668	18,198
Zumiez Inc *	1,430	56,628

		6,041,366

Consumer Staples - 4.5%
Alico Inc	100	3,054
Annie’s Inc *	228	9,544
Arden Group Inc ‘A’	46	4,012
B&G Foods Inc	3,158	84,003
Cal-Maine Foods Inc	810	31,671
Calavo Growers Inc	775	19,825
Casey’s General Stores Inc	2,488	146,767

	Shares	Value
Central Garden & Pet Co ‘A’ *	376	$4,095
Coca-Cola Bottling Co Consolidated	300	19,284
Craft Brew Alliance Inc *	285	2,331
Darling International Inc *	2,336	38,521
Elizabeth Arden Inc *	1,403	54,450
Farmer Bros. Co *	67	533
Harris Teeter Supermarkets Inc	397	16,273
Inter Parfums Inc	766	13,229
Inventure Foods Inc *	854	5,380
J&J Snack Foods Corp	964	56,972
Lancaster Colony Corp	1,201	85,523
Lifeway Foods Inc	313	3,246
Limoneira Co	543	8,807
Medifast Inc *	908	17,869
National Beverage Corp *	731	10,921
Nature’s Sunshine Products Inc	454	6,855
Orchids Paper Products Co	181	3,200
Pilgrim’s Pride Corp *	3,185	22,773
Post Holdings Inc *	1,267	38,960
Prestige Brands Holdings Inc *	2,166	34,244
PriceSmart Inc	1,186	80,067
Rite Aid Corp *	3,756	5,258
Roundy’s Inc	1,312	13,396
Sanderson Farms Inc	1,497	68,593
Schiff Nutrition International Inc *	880	15,796
Snyder’s-Lance Inc	2,556	64,488
Spectrum Brands Holdings Inc *	1,250	40,713
Star Scientific Inc *	9,529	43,452
SUPERVALU Inc	10,498	54,380
Susser Holdings Corp *	318	11,820
Synutra International Inc *	1,103	5,956
The Boston Beer Co Inc ‘A’ *	508	61,468
The Chefs’ Warehouse Inc *	716	12,924
The Female Health Co	1,279	7,508
The Hain Celestial Group Inc *	2,405	132,371
The Pantry Inc *	139	2,043
Tootsie Roll Industries Inc	1,431	34,144
TreeHouse Foods Inc *	1,577	98,231
United Natural Foods Inc *	3,184	174,674
USANA Health Sciences Inc *	390	16,037
Vector Group Ltd	2,578	43,878
WD-40 Co	1,034	51,504
Westway Group Inc *	86	515

		1,781,558

Energy - 5.3%
Abraxas Petroleum Corp *	5,459	17,414
Alon USA Energy Inc	528	4,467
Apco Oil and Gas International Inc (Cayman)	600	10,830
Approach Resources Inc *	1,888	48,219
ATP Oil & Gas Corp *	232	784
Berry Petroleum Co ‘A’	3,417	135,518
Bonanza Creek Energy Inc *	101	1,680
BPZ Resources Inc *	2,040	5,161
C&J Energy Services Inc *	894	16,539
Carrizo Oil & Gas Inc *	2,226	52,333
Ceres Inc *	382	3,457
Clayton Williams Energy Inc *	37	1,790
Clean Energy Fuels Corp *	4,314	66,867
Contango Oil & Gas Co *	759	44,933
CREDO Petroleum Corp *	274	3,965
Crosstex Energy Inc	2,440	34,160
CVR Energy Inc *	742	19,722
Dril-Quip Inc *	2,620	171,846
Endeavour International Corp *	2,311	19,412
Energy XXI Ltd (Bermuda)	3,749	117,306
Evolution Petroleum Corp *	1,084	9,041
Forum Energy Technologies Inc *	1,445	28,452
FX Energy Inc *	3,447	20,510

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-40

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
GasLog Ltd * (Bermuda)	616	$6,252
GeoResources Inc *	1,383	50,632
Gevo Inc *	1,232	6,123
Global Geophysical Services Inc *	1,266	7,748
Goodrich Petroleum Corp *	1,696	23,507
Gulfmark Offshore Inc ‘A’ *	379	12,901
Gulfport Energy Corp *	1,224	25,251
Halcon Resources Corp *	3,700	34,928
Harvest Natural Resources Inc *	141	1,206
Heckmann Corp *	610	2,062
ION Geophysical Corp *	8,623	56,826
Isramco Inc *	68	7,480
KiOR Inc ‘A’ *	1,719	15,385
Kodiak Oil & Gas Corp * (Canada)	17,204	141,245
Lufkin Industries Inc	2,191	119,015
Magnum Hunter Resources Corp *	3,399	14,208
Matador Resources Co *	758	8,141
Matrix Service Co *	331	3,757
Midstates Petroleum Co Inc *	708	6,875
Mitcham Industries Inc *	531	9,011
Northern Oil & Gas Inc *	4,141	66,007
Oasis Petroleum Inc *	5,208	125,929
OYO Geospace Corp *	416	37,436
Panhandle Oil & Gas Inc ‘A’	451	13,593
PHI Inc *	66	1,835
Pioneer Drilling Co *	845	6,735
Renewable Energy Group Inc *	117	869
Rentech Inc *	9,943	20,483
REX American Resources Corp *	44	859
RigNet Inc *	786	13,669
Rosetta Resources Inc *	3,450	126,408
Sanchez Energy Corp *	751	15,621
Saratoga Resources Inc *	1,171	6,885
Solazyme Inc *	2,132	29,635
Synergy Resources Corp *	177	545
Targa Resources Corp	1,891	80,746
TGC Industries Inc *	955	9,273
Uranerz Energy Corp *	4,513	6,544
Uranium Energy Corp *	2,629	6,020
Vaalco Energy Inc *	3,779	32,613
Venoco Inc *	1,912	19,139
W&T Offshore Inc	168	2,570
Warren Resources Inc *	919	2,206
Western Refining Inc	2,216	49,350
Willbros Group Inc *	596	3,850
ZaZa Energy Corp *	748	3,381

		2,069,160

Financials - 6.5%
Acadia Realty Trust REIT	2,902	67,268
Alexander’s Inc REIT	138	59,493
American Safety Insurance Holdings Ltd * (Bermuda)	67	1,256
AmTrust Financial Services Inc	259	7,695
Apollo Residential Mortgage Inc	196	3,779
Arrow Financial Corp	43	1,039
Associated Estates Realty Corp REIT	1,253	18,732
Bank of the Ozarks Inc	1,401	42,142
Beneficial Mutual Bancorp Inc *	285	2,460
BGC Partners Inc ‘A’	6,443	37,820
BofI Holding Inc *	65	1,284
Bridge Capital Holdings *	175	2,826
Cascade Bancorp *	106	629
Cash America International Inc	823	36,245
Clifton Savings Bancorp Inc	104	1,083
Cohen & Steers Inc	1,208	41,688
Coresite Realty Corp REIT	670	17,299
Credit Acceptance Corp *	524	44,241
DFC Global Corp *	2,288	42,168
Diamond Hill Investment Group Inc	173	13,544

	Shares	Value
Donegal Group Inc ‘A’	51	$677
Duff & Phelps Corp ‘A’	605	8,772
DuPont Fabros Technology Inc REIT	1,910	54,550
Eagle Bancorp Inc *	64	1,008
EastGroup Properties Inc REIT	1,762	93,915
eHealth Inc *	1,323	21,313
Encore Bancshares Inc *	73	1,506
Epoch Holding Corp	1,047	23,851
Evercore Partners Inc ‘A’	176	4,117
Ezcorp Inc ‘A’ *	2,189	51,354
FelCor Lodging Trust Inc REIT *	4,888	22,974
Financial Engines Inc *	3,020	64,779
First American Financial Corp	658	11,160
First Cash Financial Services Inc *	1,891	75,961
First Federal Bancshares of Arkansas Inc *	79	640
Flagstone Reinsurance Holdings SA (Luxembourg)	275	2,203
FNB United Corp *	484	6,287
FX Alliance Inc *	391	6,143
GAMCO Investors Inc ‘A’	423	18,777
Glimcher Realty Trust REIT	8,259	84,407
Green Dot Corp ‘A’ *	1,584	35,038
Greenhill & Co Inc	1,898	67,664
Greenlight Capital Re Ltd ‘A’ * (Cayman)	519	13,193
Gyrodyne Co of America Inc REIT *	75	8,573
Hallmark Financial Services Inc *	90	702
Heritage Financial Group Inc	70	901
HFF Inc ‘A’ *	1,859	25,914
Highwoods Properties Inc REIT	3,462	116,496
Hingham Institution for Savings	9	544
Homeowners Choice Inc	112	1,971
ICG Group Inc *	212	1,961
Inland Real Estate Corp REIT	2,336	19,576
Investors Bancorp Inc *	490	7,394
Ladenburg Thalmann Financial Services Inc *	6,703	10,323
LTC Properties Inc REIT	470	17,052
Main Street Capital Corp	132	3,194
MarketAxess Holdings Inc	2,387	63,590
Meadowbrook Insurance Group Inc	278	2,444
Meridian Interstate Bancorp Inc *	48	668
MicroFinancial Inc	290	2,349
Monmouth Real Estate Investment Corp ‘A’ REIT	1,244	14,580
Montpelier Re Holdings Ltd (Bermuda)	441	9,389
National Health Investors Inc REIT	1,617	82,338
Nationstar Mortgage Holdings Inc *	1,283	27,610
Netspend Holdings Inc *	2,089	19,198
Ocwen Financial Corp *	473	8,883
Omega Healthcare Investors Inc REIT	6,956	156,510
Oritani Financial Corp	1,051	15,124
Pacific Capital Bancorp *	19	869
Penns Woods Bancorp Inc	18	717
Potlatch Corp REIT	1,682	53,723
PS Business Parks Inc REIT	1,011	68,465
Pzena Investment Management Inc ‘A’	419	1,856
Regional Management Corp *	348	5,725
Saul Centers Inc REIT	505	21,649
Sovran Self Storage Inc REIT	1,746	87,457
State Auto Financial Corp	158	2,220
Stifel Financial Corp *	1,724	53,272
Strategic Hotels & Resorts Inc REIT *	10,085	65,149
Sun Communities Inc REIT	1,745	77,199
Tejon Ranch Co *	859	24,585
Texas Capital Bancshares Inc *	2,165	87,444
The Navigators Group Inc *	280	14,014
Tower Group Inc	1,238	25,837
Tree.com Inc *	284	3,249
UMH Properties Inc REIT	195	2,092
Universal Health Realty Income Trust REIT	364	15,117

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-41

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Universal Insurance Holdings Inc	195	$665
Urstadt Biddle Properties Inc ‘A’ REIT	1,138	22,498
Virtus Investment Partners Inc *	212	17,172
Washington REIT	1,409	40,086
Westamerica Bancorp	1,004	47,379
Westwood Holdings Group Inc	431	16,059
WisdomTree Investments Inc *	3,827	25,143
World Acceptance Corp *	731	48,100
Zillow Inc ‘A’ *	201	7,765

		2,565,770

Health Care - 21.1%
Abaxis Inc *	1,415	52,355
ABIOMED Inc *	2,184	49,839
Acadia Healthcare Co Inc *	1,498	26,275
Accretive Health Inc *	3,683	40,366
Accuray Inc *	4,657	31,854
Achillion Pharmaceuticals Inc *	3,491	21,644
Acorda Therapeutics Inc *	2,618	61,680
Acura Pharmaceuticals Inc *	747	2,346
Aegerion Pharmaceuticals Inc *	1,409	20,910
Affymax Inc *	2,369	30,513
Agenus Inc *	923	4,837
Air Methods Corp *	836	82,137
Akorn Inc *	3,716	58,601
Align Technology Inc *	4,690	156,927
Alkermes PLC * (Ireland)	7,992	135,624
Allos Therapeutics Inc *	3,907	6,994
Alnylam Pharmaceuticals Inc *	3,030	35,360
AMAG Pharmaceuticals Inc *	1,102	16,971
Amicus Therapeutics Inc *	1,970	10,835
AMN Healthcare Services Inc *	1,475	8,747
Ampio Pharmaceuticals Inc *	1,426	7,244
AmSurg Corp *	670	20,087
Anacor Pharmaceuticals Inc *	922	5,984
Analogic Corp	800	49,600
Anika Therapeutics Inc *	779	10,587
Antares Pharma Inc *	5,970	21,731
Arena Pharmaceuticals Inc *	11,403	113,802
ArQule Inc *	3,866	22,925
Array BioPharma Inc *	5,833	20,241
ArthroCare Corp *	1,493	43,715
athenahealth Inc *	2,339	185,179
AtriCure Inc *	953	9,158
Atrion Corp	103	21,113
Auxilium Pharmaceuticals Inc *	3,153	84,784
AVANIR Pharmaceuticals Inc ‘A’ *	8,177	32,054
AVEO Pharmaceuticals Inc *	2,347	28,540
BG Medicine Inc *	710	4,956
Bio-Reference Labs Inc *	1,603	42,127
BioCryst Pharmaceuticals Inc *	3,231	12,859
BioDelivery Sciences International Inc *	1,382	6,191
Biolase Inc * l	1	1
BioScrip Inc *	794	5,899
BioSpecifics Technologies Corp *	323	6,066
Biotime Inc *	2,008	9,237
Cadence Pharmaceuticals Inc *	3,902	13,930
Cambrex Corp *	1,009	9,495
Cantel Medical Corp	1,385	37,741
Capital Senior Living Corp *	1,582	16,769
Cardiovascular Systems Inc *	1,108	10,847
Celldex Therapeutics Inc *	3,852	19,992
Cempra Inc *	251	2,349
Centene Corp *	3,367	101,549
Cepheid Inc *	4,281	191,575
Cerus Corp *	3,169	10,521
Chemed Corp	1,250	75,550
ChemoCentryx Inc *	362	5,430
Clovis Oncology Inc *	894	19,382
Computer Programs & Systems Inc	723	41,370

	Shares	Value
Conceptus Inc *	2,048	$40,591
Corcept Therapeutics Inc *	2,905	13,043
Coronado Biosciences Inc *	879	4,439
Corvel Corp *	415	20,335
Cubist Pharmaceuticals Inc *	4,134	156,720
Cumberland Pharmaceuticals Inc *	413	2,668
Curis Inc *	4,017	21,692
Cyberonics Inc *	1,797	80,757
Cynosure Inc ‘A’ *	318	6,726
Cytori Therapeutics Inc *	2,847	7,687
Dendreon Corp *	10,044	74,326
Depomed Inc *	3,640	20,712
Derma Sciences Inc *	54	514
DexCom Inc *	4,474	57,983
Discovery Laboratories Inc *	2,839	6,587
Dusa Pharmaceuticals Inc *	1,524	7,955
Dyax Corp *	6,470	13,781
Dynavax Technologies Corp *	10,081	43,550
Emergent BioSolutions Inc *	353	5,348
Emeritus Corp *	2,001	33,677
Endocyte Inc *	1,933	15,889
Endologix Inc *	3,615	55,816
EnteroMedics Inc *	1,670	5,762
Epocrates Inc *	1,120	8,982
eResearchTechnology Inc *	3,226	25,776
Exact Sciences Corp *	3,743	40,125
Exactech Inc *	128	2,147
ExamWorks Group Inc *	362	4,789
Exelixis Inc *	9,708	53,685
Fluidigm Corp *	1,330	20,003
Furiex Pharmaceuticals Inc *	483	10,119
Genomic Health Inc *	1,052	35,137
Greenway Medical Technologies Inc *	406	6,622
GTx Inc *	1,437	5,073
Haemonetics Corp *	1,650	122,282
Halozyme Therapeutics Inc *	5,871	52,017
Hansen Medical Inc *	3,591	8,152
Harvard Bioscience Inc *	112	422
HealthSouth Corp *	5,259	122,324
HealthStream Inc *	1,277	33,202
HeartWare International Inc *	920	81,696
Hi-Tech Pharmacal Co Inc *	270	8,748
HMS Holdings Corp *	5,606	186,736
Horizon Pharma Inc *	760	5,419
ICU Medical Inc *	740	39,501
Idenix Pharmaceuticals Inc *	4,328	44,578
ImmunoCellular Therapeutics Ltd *	2,618	9,818
ImmunoGen Inc *	3,938	66,080
Immunomedics Inc *	4,327	15,447
Impax Laboratories Inc *	4,370	88,580
Infinity Pharmaceuticals Inc *	1,278	17,330
Insulet Corp *	3,116	66,589
Integra LifeSciences Holdings Corp *	727	27,030
Integramed America Inc *	330	4,571
InterMune Inc *	2,393	28,596
IPC The Hospitalist Co Inc *	1,078	48,855
IRIS International Inc *	1,039	11,741
Ironwood Pharmaceuticals Inc *	4,904	67,577
Isis Pharmaceuticals Inc *	6,545	78,540
Jazz Pharmaceuticals PLC * (Ireland)	2,713	122,112
Keryx Biopharmaceuticals Inc *	4,720	8,496
Landauer Inc	613	35,143
Lexicon Pharmaceuticals Inc *	5,639	12,688
LHC Group Inc *	43	729
Ligand Pharmaceuticals Inc ‘B’ *	1,143	19,362
Luminex Corp *	2,723	66,686
Magellan Health Services Inc *	87	3,944
MAKO Surgical Corp *	2,361	60,465
MannKind Corp *	7,376	16,891
MAP Pharmaceuticals Inc *	1,629	24,402

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-42

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Masimo Corp *	3,257	$72,892
MedAssets Inc *	1,269	17,068
Medicis Pharmaceutical Corp ‘A’	3,752	128,131
Medidata Solutions Inc *	1,451	47,404
Mediware Information Systems *	162	2,365
Medtox Scientific Inc *	493	13,291
Merge Healthcare Inc *	3,005	8,594
Meridian Bioscience Inc	2,691	55,058
Merit Medical Systems Inc *	161	2,223
Merrimack Pharmaceuticals Inc *	999	7,273
Metropolitan Health Networks Inc *	2,884	27,600
MModal Inc *	2,569	33,346
Molina Healthcare Inc *	166	3,894
Momenta Pharmaceuticals Inc *	1,188	16,062
MWI Veterinary Supply Inc *	828	85,094
National Research Corp	163	8,533
Natus Medical Inc *	1,178	13,688
Navidea Biopharmaceuticals Inc *	6,305	23,455
Nektar Therapeutics *	5,306	42,819
Neogen Corp *	1,534	70,871
Neurocrine Biosciences Inc *	4,335	34,290
NewLink Genetics Corp *	830	12,433
Novavax Inc *	7,628	11,900
NPS Pharmaceuticals Inc *	3,756	32,339
NuVasive Inc *	700	17,752
NxStage Medical Inc *	3,211	53,816
Obagi Medical Products Inc *	1,220	18,629
Omeros Corp *	1,473	14,730
Omnicell Inc *	255	3,733
OncoGenex Pharmaceutical Inc *	949	12,755
Oncothyreon Inc *	3,751	17,555
Opko Health Inc *	7,036	32,366
Optimer Pharmaceuticals Inc *	3,075	47,724
OraSure Technologies Inc *	3,159	35,507
Orexigen Therapeutics Inc *	3,956	21,916
Orthofix International NV * (Netherlands)	976	40,260
Osiris Therapeutics Inc *	1,104	12,111
Owens & Minor Inc	3,545	108,583
Pacira Pharmaceuticals Inc *	1,204	19,312
Pain Therapeutics Inc *	2,461	11,542
Par Pharmaceutical Cos Inc *	1,822	65,847
PAREXEL International Corp *	3,909	110,351
PDI Inc *	60	494
PDL BioPharma Inc	7,910	52,443
Pernix Therapeutics Holdings *	587	4,279
Pharmacyclics Inc *	3,555	194,139
PhotoMedex Inc *	720	8,748
POZEN Inc *	1,756	10,957
Progenics Pharmaceuticals Inc *	1,986	19,423
PSS World Medical Inc *	3,290	69,057
Quality Systems Inc	2,585	71,113
Questcor Pharmaceuticals Inc *	3,509	186,819
Quidel Corp *	1,844	28,914
Raptor Pharmaceutical Corp *	3,194	17,854
Repligen Corp *	1,835	7,891
Repros Therapeutics Inc *	984	8,935
Rigel Pharmaceuticals Inc *	3,808	35,414
Rochester Medical Corp *	595	6,402
Rockwell Medical Technologies Inc *	1,289	12,001
RTI Biologics Inc *	288	1,083
Sagent Pharmaceuticals Inc *	607	10,975
Sangamo Biosciences Inc *	3,454	19,066
Santarus Inc *	3,592	25,467
SciClone Pharmaceuticals Inc *	3,730	26,147
Seattle Genetics Inc *	6,206	157,570
Sequenom Inc *	5,709	23,179
SIGA Technologies Inc *	2,343	6,724
Skilled Healthcare Group Inc ‘A’ *	1,160	7,285
Spectranetics Corp *	2,245	25,638
Spectrum Pharmaceuticals Inc *	3,895	60,606

	Shares	Value
Staar Surgical Co *	2,384	$18,524
STERIS Corp	2,781	87,240
Sucampo Pharmaceuticals Inc ‘A’ *	716	5,033
Sunesis Pharmaceuticals Inc *	1,875	5,381
Sunrise Senior Living Inc *	3,068	22,366
SurModics Inc *	223	3,858
Symmetry Medical Inc *	742	6,366
Synageva BioPharma Corp *	604	24,498
Synergy Pharmaceuticals Inc *	2,689	12,773
Synta Pharmaceuticals Corp *	2,440	13,347
Team Health Holdings Inc *	1,849	44,542
The Ensign Group Inc	705	19,930
The Medicines Co *	3,595	82,469
The Providence Service Corp *	210	2,879
Theravance Inc *	3,962	88,036
Threshold Pharmaceuticals Inc *	2,962	21,919
Tornier NV * (Netherlands)	695	15,582
Transcept Pharmaceuticals Inc *	115	713
Trius Therapeutics Inc *	1,619	9,325
U.S. Physical Therapy Inc	772	19,632
Unilife Corp *	4,830	16,325
Utah Medical Products Inc	207	6,941
Vanda Pharmaceuticals Inc *	1,872	8,237
Vanguard Health Systems Inc *	1,790	15,913
Vascular Solutions Inc *	1,063	13,351
Ventrus Biosciences Inc *	816	3,484
Verastem Inc *	415	4,233
Vical Inc *	4,578	16,481
Vivus Inc *	6,511	185,824
Vocera Communications Inc *	182	4,876
Volcano Corp *	3,473	99,501
WellCare Health Plans Inc *	1,361	72,133
West Pharmaceutical Services Inc	1,411	71,241
XenoPort Inc *	2,005	12,110
XOMA Corp *	3,951	11,853
Young Innovations Inc	160	5,518
Zeltiq Aesthetics Inc *	453	2,537
ZIOPHARM Oncology Inc *	4,366	25,978
Zogenix Inc *	2,376	5,892

		8,291,736

Industrials - 16.1%
A.O. Smith Corp	700	34,223
AAON Inc	1,207	22,752
Acacia Research Corp *	3,242	120,732
ACCO Brands Corp *	3,395	35,104
Aceto Corp	407	3,675
Acorn Energy Inc	1,181	9,826
Actuant Corp ‘A’	859	23,330
Acuity Brands Inc	2,766	140,817
Aegion Corp *	366	6,548
Aerovironment Inc *	674	17,733
Alaska Air Group Inc *	4,394	157,745
Allegiant Travel Co *	975	67,938
Altra Holdings Inc	964	15,212
Ameresco Inc ‘A’ *	1,003	11,966
American Reprographics Co *	406	2,042
American Science & Engineering Inc	109	6,153
American Superconductor Corp *	256	1,203
American Woodmark Corp *	107	1,830
Applied Industrial Technologies Inc	2,537	93,488
Argan Inc	149	2,083
Astronics Corp *	683	19,288
AT Cross Co ‘A’ *	602	5,942
Avis Budget Group Inc *	6,934	105,397
AZZ Inc	823	50,417
Barrett Business Services Inc	455	9,619
Beacon Roofing Supply Inc *	3,062	77,224
Belden Inc	2,643	88,144
Blount International Inc *	3,184	46,646

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-43

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
BlueLinx Holdings Inc *	317	$745
Builders FirstSource Inc *	2,961	14,035
CAI International Inc *	335	6,660
Capstone Turbine Corp *	19,486	19,681
Cascade Corp	29	1,364
Casella Waste Systems Inc ‘A’ *	124	725
CDI Corp	156	2,558
Ceco Environmental Corp	383	3,026
Celadon Group Inc	1,309	21,441
Chart Industries Inc *	1,952	134,220
CIRCOR International Inc	83	2,829
CLARCOR Inc	3,275	157,724
Coleman Cable Inc	562	4,884
Comfort Systems USA Inc	726	7,275
Commercial Vehicle Group Inc *	1,601	13,801
CPI Aerostructures Inc *	358	3,938
Cubic Corp	553	26,588
Deluxe Corp	2,235	55,741
DigitalGlobe Inc *	1,637	24,817
Dollar Thrifty Automotive Group Inc *	965	78,126
DXP Enterprises Inc *	575	23,857
Dycom Industries Inc *	1,922	35,768
Dynamic Materials Corp	323	5,598
Echo Global Logistics Inc *	957	18,240
Edgen Group Inc *	244	1,835
Encore Capital Group Inc *	1,158	34,300
EnergySolutions Inc *	1,452	2,454
EnerNOC Inc *	610	4,416
EnerSys *	1,141	40,015
Enphase Energy Inc *	396	2,463
EnPro Industries Inc *	702	26,234
ESCO Technologies Inc	557	20,297
Exponent Inc *	872	46,068
Federal Signal Corp *	426	2,488
Flow International Corp *	686	2,161
Forward Air Corp	1,894	61,119
Franklin Covey Co *	628	6,431
Franklin Electric Co Inc	1,448	74,036
FuelCell Energy Inc *	2,639	2,665
GenCorp Inc *	3,083	20,070
Generac Holdings Inc *	742	17,853
Genesee & Wyoming Inc ‘A’ *	2,642	139,603
GP Strategies Corp *	876	16,180
Graham Corp	650	12,103
Great Lakes Dredge & Dock Co	453	3,225
H&E Equipment Services Inc *	1,049	15,767
Hawaiian Holdings Inc *	1,831	11,920
Healthcare Services Group Inc	4,381	84,904
Heartland Express Inc	2,415	34,559
HEICO Corp	3,435	135,751
Heritage-Crystal Clean Inc *	504	8,240
Herman Miller Inc	3,791	70,209
Hexcel Corp *	6,494	167,480
Hill International Inc *	169	541
HNI Corp	2,809	72,332
Houston Wire & Cable Co	419	4,580
Hub Group Inc ‘A’ *	2,415	87,423
Huron Consulting Group Inc *	1,493	47,253
II-VI Inc *	2,920	48,676
InnerWorkings Inc *	2,075	28,075
Insperity Inc	1,480	40,034
Insteel Industries Inc	49	546
Interface Inc	3,814	51,985
Interline Brands Inc *	218	5,465
Intersections Inc	404	6,403
John Bean Technologies Corp	1,874	25,430
Kaman Corp	1,717	53,124
Kforce Inc *	1,726	23,232
Knight Transportation Inc	3,776	60,378
Knoll Inc	2,169	29,108

	Shares	Value
Lindsay Corp	830	$53,867
LMI Aerospace Inc *	67	1,164
MasTec Inc *	3,810	57,302
McGrath RentCorp	831	22,022
Meritor Inc *	1,498	7,820
Met-Pro Corp	56	516
Mine Safety Appliances Co	1,802	72,513
Mistras Group Inc *	1,020	26,806
Moog Inc ‘A’ *	329	13,604
Mueller Industries Inc	288	12,266
Mueller Water Products Inc ‘A’	6,707	23,206
Multi-Color Corp	61	1,357
MYR Group Inc *	744	12,693
National Presto Industries Inc	30	2,093
Nortek Inc *	504	25,220
Odyssey Marine Exploration Inc *	4,764	17,817
Old Dominion Freight Line Inc *	3,098	134,112
Omega Flex Inc *	151	1,798
On Assignment Inc *	2,807	44,800
Pacer International Inc *	281	1,523
Park-Ohio Holdings Corp *	545	10,371
Patrick Industries Inc *	272	3,468
PGT Inc *	666	2,018
Portfolio Recovery Associates Inc *	1,129	103,033
Powell Industries Inc *	248	9,265
Preformed Line Products Co	20	1,158
Primoris Services Corp	543	6,516
Proto Labs Inc *	327	9,405
Quality Distribution Inc *	522	5,789
RailAmerica Inc *	1,072	25,942
Rand Logistics Inc *	58	493
Raven Industries Inc	1,182	82,255
RBC Bearings Inc *	1,442	68,207
Republic Airways Holdings Inc *	1,740	9,657
Rexnord Corp *	408	8,176
Roadrunner Transportation Systems Inc *	432	7,297
Robbins & Myers Inc	1,030	43,075
RPX Corp *	1,264	18,138
Saia Inc *	196	4,290
Sauer-Danfoss Inc	764	26,687
SeaCube Container Leasing Ltd (Bermuda)	94	1,605
SIFCO Industries Inc	62	1,425
Simpson Manufacturing Co Inc	266	7,850
SkyWest Inc	229	1,495
Spirit Airlines Inc *	2,724	53,009
Standard Parking Corp *	1,004	21,606
Standex International Corp	189	8,046
Steelcase Inc ‘A’	687	6,204
Sterling Construction Co Inc *	106	1,083
Sun Hydraulics Corp	1,348	32,743
Swift Transportation Co *	5,156	48,724
Sypris Solutions Inc	474	3,304
TAL International Group Inc	959	32,117
Taser International Inc *	3,653	19,142
Team Inc *	1,298	40,472
Teledyne Technologies Inc *	831	51,231
Tennant Co	1,228	49,059
Tetra Tech Inc *	3,375	88,020
Textainer Group Holdings Ltd (Bermuda)	804	29,668
The Advisory Board Co *	2,238	110,982
The Brink’s Co	3,084	71,487
The Corporate Executive Board Co	2,188	89,445
The Gorman-Rupp Co	989	29,472
The Keyw Holding Corp *	501	5,030
The Middleby Corp *	1,219	121,425
Thermon Group Holdings Inc *	962	19,923
Titan International Inc	2,755	67,580
Titan Machinery Inc *	1,100	33,407
TMS International Corp ‘A’ *	427	4,257
TRC Cos Inc *	875	5,320

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-44

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Trex Co Inc *	915	$27,532
TriMas Corp *	1,937	38,934
TrueBlue Inc *	1,927	29,830
United Stationers Inc	152	4,096
US Airways Group Inc *	10,602	141,325
US Ecology Inc	758	13,447
USG Corp *	4,843	92,259
Vicor Corp	247	1,714
Wabash National Corp *	4,473	29,611
WageWorks Inc *	257	3,870
Watsco Inc	1,917	141,475
Werner Enterprises Inc	2,483	59,319
Wesco Aircraft Holdings Inc *	293	3,730
Woodward Inc	4,513	177,993
XPO Logistics Inc *	1,154	19,387
Zipcar Inc *	1,448	16,985

		6,324,526

Information Technology - 21.1%
3D Systems Corp *	2,821	96,309
ACI Worldwide Inc *	2,595	114,725
Actuate Corp *	3,024	20,956
ADTRAN Inc	4,157	125,500
Advent Software Inc *	2,061	55,874
Ambient Corp *	180	985
American Software Inc ‘A’	1,542	12,259
Anaren Inc *	122	2,391
Ancestry.com Inc *	1,882	51,811
Angie’s List Inc *	2,318	36,717
Anixter International Inc	1,122	59,522
ARRIS Group Inc *	967	13,451
Aruba Networks Inc *	7,297	109,820
Aspen Technology Inc *	5,768	133,529
ATMI Inc *	116	2,386
Audience Inc *	63	1,215
AuthenTec Inc *	2,657	11,505
AVG Technologies NV * (Netherlands)	497	6,466
Aware Inc	673	4,341
Badger Meter Inc	945	35,485
Bankrate Inc *	2,647	48,678
Bazaarvoice Inc *	583	10,611
Blackbaud Inc	2,948	75,675
Blucora Inc *	407	5,014
Bottomline Technologies Inc *	663	11,967
Brightcove Inc *	366	5,581
BroadSoft Inc *	1,797	52,041
Cabot Microelectronics Corp	1,533	44,779
CACI International Inc ‘A’ *	143	7,868
CalAmp Corp *	1,884	13,810
Calix Inc *	886	7,283
Callidus Software Inc *	2,277	11,339
Carbonite Inc *	732	6,544
Cardtronics Inc *	2,880	87,005
Cass Information Systems Inc	605	24,351
Cavium Inc *	3,244	90,832
Ceva Inc *	1,148	20,216
Ciena Corp *	4,888	80,017
Cirrus Logic Inc *	4,218	126,034
Cognex Corp	2,796	88,493
Coherent Inc *	449	19,442
CommVault Systems Inc *	2,916	144,546
Computer Task Group Inc *	765	11,467
comScore Inc *	2,300	37,858
Comverse Technology Inc *	14,283	83,127
Constant Contact Inc *	1,986	35,510
Cornerstone OnDemand Inc *	2,193	52,215
CoStar Group Inc *	1,734	140,801
Cray Inc *	2,422	29,258
CSG Systems International Inc *	1,274	22,015
Cymer Inc *	621	36,608

	Shares	Value
Daktronics Inc	571	$3,946
Datalink Corp *	1,005	9,598
DealerTrack Holdings Inc *	2,478	74,613
Deltek Inc *	1,459	16,910
Demand Media Inc *	1,451	16,251
Demandware Inc *	401	9,500
Dice Holdings Inc *	2,986	28,039
Digimarc Corp	464	11,906
DTS Inc *	1,075	28,036
EasyLink Services International Corp *	2,083	15,081
Ebix Inc	1,390	27,730
Echelon Corp *	1,332	4,635
Electro Rent Corp	124	2,013
Electronics for Imaging Inc *	238	3,867
Ellie Mae Inc *	1,420	25,560
Envestnet Inc *	1,406	16,872
Envivio Inc *	130	833
EPAM Systems Inc *	324	5,505
EPIQ Systems Inc	178	2,180
ExactTarget Inc *	635	13,881
Exar Corp *	313	2,554
ExlService Holdings Inc *	1,523	37,527
Extreme Networks Inc *	6,146	21,142
Fair Isaac Corp	2,238	94,623
FalconStor Software Inc *	2,043	5,332
FARO Technologies Inc *	1,104	46,456
FEI Co *	2,324	111,180
Forrester Research Inc	916	31,016
Global Cash Access Holdings Inc *	4,290	30,931
Globecomm Systems Inc *	1,158	11,742
Glu Mobile Inc *	3,339	18,531
GSI Group Inc * (Canada)	104	1,192
GT Advanced Technologies Inc *	6,554	34,605
Guidance Software Inc *	939	8,930
Guidewire Software Inc *	1,266	35,600
Heartland Payment Systems Inc	2,534	76,223
Higher One Holdings Inc *	2,094	25,589
Hittite Microwave Corp *	2,051	104,847
iGate Corp *	2,097	35,691
Immersion Corp *	1,708	9,616
Imperva Inc *	637	18,358
Infinera Corp *	6,429	43,974
Infoblox Inc *	481	11,029
Innodata Inc *	1,456	9,959
Inphi Corp *	620	5,878
Interactive Intelligence Group Inc *	960	27,082
InterDigital Inc	2,897	85,490
Intermec Inc *	496	3,075
Intermolecular Inc *	895	6,936
Internap Network Services Corp *	1,756	11,432
InvenSense Inc *	2,379	26,883
iPass Inc *	3,163	7,528
Ixia *	2,750	33,055
j2 Global Inc	2,496	65,944
JDA Software Group Inc *	635	18,853
Jive Software Inc *	1,059	22,228
Kenexa Corp *	1,786	51,848
Key Tronic Corp *	132	1,088
KVH Industries Inc *	814	10,175
LeCroy Corp *	820	11,693
Lionbridge Technologies Inc *	3,705	11,671
Liquidity Services Inc *	1,539	78,781
Littelfuse Inc	1,280	72,819
LivePerson Inc *	3,591	68,444
LogMeIn Inc *	1,439	43,918
Loral Space & Communications Inc	676	45,529
M/A-COM Technology Solutions Holdings Inc *	66	1,221
Manhattan Associates Inc *	1,328	60,703
Market Leader Inc *	1,223	6,213
Mattersight Corp *	625	4,987

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-45

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
MAXIMUS Inc	2,215	$114,626
MaxLinear Inc ‘A’ *	232	1,151
Maxwell Technologies Inc *	1,909	12,523
Measurement Specialties Inc *	870	28,284
MeetMe Inc *	199	468
MEMC Electronic Materials Inc *	3,341	7,250
Mentor Graphics Corp *	3,292	49,380
Mesa Laboratories Inc	167	7,764
Micrel Inc	3,155	30,067
Microsemi Corp *	5,791	107,076
MicroStrategy Inc ‘A’ *	556	72,202
Millennial Media Inc *	707	9,325
MIPS Technologies Inc *	2,412	16,088
MoneyGram International Inc *	429	6,263
Monolithic Power Systems Inc *	1,991	39,561
Monotype Imaging Holdings Inc *	2,392	40,114
Move Inc *	2,588	23,577
MTS Systems Corp	1,049	40,439
Multi-Fineline Electronix Inc *	126	3,105
Neonode Inc *	1,471	9,047
NETGEAR Inc *	1,111	38,341
NetScout Systems Inc *	2,403	51,881
NIC Inc	4,201	53,353
Numerex Corp ‘A’ *	669	6,222
NVE Corp *	315	16,931
OpenTable Inc *	1,473	66,300
Opnet Technologies Inc	980	26,058
OSI Systems Inc *	1,296	82,089
Parametric Technology Corp *	7,807	163,635
ParkerVision Inc *	4,994	11,886
PDF Solutions Inc *	1,587	15,664
Pegasystems Inc	1,126	37,135
Perficient Inc *	1,605	18,024
Pervasive Software Inc *	71	532
Plantronics Inc	932	31,129
Plexus Corp *	998	28,144
PLX Technology Inc *	2,723	17,291
Power Integrations Inc	1,850	69,005
PRGX Global Inc *	1,364	10,844
Procera Networks Inc *	1,263	30,704
Proofpoint Inc *	393	6,661
PROS Holdings Inc *	1,432	24,086
QAD Inc ‘A’ *	374	5,318
QLIK Technologies Inc *	5,571	123,231
QLogic Corp *	1,558	21,329
Quantum Corp *	967	1,963
Quest Software Inc *	3,658	101,875
QuickLogic Corp *	2,221	5,575
Rambus Inc *	518	2,973
RealD Inc *	2,460	36,802
RealPage Inc *	2,337	54,125
Responsys Inc *	2,328	28,215
RF Micro Devices Inc *	2,247	9,550
Rogers Corp *	446	17,666
Rosetta Stone Inc *	349	4,830
Saba Software Inc *	1,968	18,263
Sapient Corp	8,055	81,114
SciQuest Inc *	1,162	20,870
Semtech Corp *	4,269	103,822
ServiceSource International Inc *	3,240	44,874
ShoreTel Inc *	2,772	12,141
Silicon Graphics International Corp *	122	783
Silicon Image Inc *	4,542	18,804
Sonus Networks Inc *	1,068	2,296
Sourcefire Inc *	1,932	99,305
Spark Networks Inc *	718	3,705
SPS Commerce Inc *	691	20,993
SRS Labs Inc *	764	6,876
SS&C Technologies Holdings Inc *	612	15,300
Stamps.com Inc *	928	22,894

	Shares	Value
Standard Microsystems Corp *	1,507	$55,593
Stratasys Inc *	1,391	68,924
SunPower Corp *	1,190	5,724
Super Micro Computer Inc *	1,700	26,962
support.com Inc *	2,243	7,155
Synacor Inc *	419	5,740
Synaptics Inc *	2,198	62,929
Synchronoss Technologies Inc *	1,810	33,431
Syntel Inc	1,006	61,064
Take-Two Interactive Software Inc *	5,109	48,331
Tangoe Inc *	1,947	41,491
Telular Corp	657	6,071
Tessco Technologies Inc	184	4,057
The Active Network Inc *	2,534	38,998
The Hackett Group Inc *	1,613	8,984
The Ultimate Software Group Inc *	1,739	154,980
TiVo Inc *	4,075	33,700
TNS Inc *	1,586	28,453
Travelzoo Inc *	466	10,588
Tyler Technologies Inc *	1,967	79,368
Ubiquiti Networks Inc *	686	9,775
Ultratech Inc *	1,710	53,865
Unisys Corp *	1,462	28,582
Universal Display Corp *	2,593	93,192
Unwired Planet Inc *	1,319	3,034
ValueClick Inc *	3,165	51,874
VASCO Data Security International Inc *	845	6,912
Veeco Instruments Inc *	654	22,471
Verint Systems Inc *	1,423	41,993
ViaSat Inc *	2,444	92,310
VirnetX Holding Corp *	2,742	96,655
Virtusa Corp *	1,215	16,220
VistaPrint NV * (Netherlands)	2,412	77,908
Vocus Inc *	1,352	25,147
Volterra Semiconductor Corp *	1,655	38,810
Web.com Group Inc *	2,289	41,934
Websense Inc *	2,429	45,495
Wright Express Corp *	2,536	156,522
XO Group Inc *	1,696	15,044
Yelp Inc *	550	12,501
Zix Corp *	4,097	10,652
Zygo Corp *	199	3,554

		8,290,019

Materials - 4.0%
ADA-ES Inc *	590	14,968
AEP Industries Inc *	272	11,846
AK Steel Holding Corp	1,203	7,062
AMCOL International Corp	1,548	43,824
American Vanguard Corp	1,817	48,314
Arabian American Development Co *	1,314	12,733
Balchem Corp	1,907	62,187
Buckeye Technologies Inc	1,510	43,020
Calgon Carbon Corp *	3,121	44,381
Chemtura Corp *	4,479	64,945
Clearwater Paper Corp *	1,218	41,558
Coeur d’Alene Mines Corp *	2,415	42,407
Deltic Timber Corp	710	43,296
Eagle Materials Inc	2,960	110,526
Flotek Industries Inc *	3,239	30,252
General Moly Inc *	685	2,151
Georgia Gulf Corp	1,416	36,349
Globe Specialty Metals Inc	283	3,801
Gold Reserve Inc * (Canada)	440	1,536
Gold Resource Corp	1,949	50,654
GSE Holding Inc *	517	5,465
H.B. Fuller Co	3,256	99,959
Handy & Harman Ltd *	310	4,179
Hawkins Inc	592	22,603
Haynes International Inc	662	33,722

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-46

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Headwaters Inc *	4,007	$20,636
Innophos Holdings Inc	1,422	80,286
Innospec Inc *	189	5,596
KMG Chemicals Inc	508	9,794
Koppers Holdings Inc	1,354	46,036
Landec Corp *	401	3,433
LSB Industries Inc *	707	21,853
Materion Corp	120	2,764
Metals USA Holdings Corp *	185	2,943
Midway Gold Corp * (Canada)	7,476	10,392
Myers Industries Inc	2,191	37,598
Neenah Paper Inc	625	16,681
Noranda Aluminium Holding Corp	2,171	17,281
Olin Corp	3,581	74,807
OMNOVA Solutions Inc *	3,023	22,793
Paramount Gold & Silver Corp *	8,524	20,458
PH Glatfelter Co	475	7,776
PolyOne Corp	4,595	62,860
Quaker Chemical Corp	240	11,090
Schweitzer-Mauduit International Inc	754	51,377
Stepan Co	517	48,691
SunCoke Energy Inc *	3,220	47,173
TPC Group Inc *	611	22,576
U.S. Antimony Corp *	3,514	14,197
U.S. Silica Holdings Inc *	767	8,636
United States Lime & Minerals Inc *	104	4,854
Wausau Paper Corp	2,742	26,680
Zep Inc	598	8,210

		1,589,209

Telecommunication Services - 1.1%
8x8 Inc *	4,639	19,484
AboveNet Inc *	1,535	128,940
Atlantic Tele-Network Inc	589	19,867
Boingo Wireless Inc *	1,027	11,934
Cbeyond Inc *	136	921
Cincinnati Bell Inc *	4,638	17,253
Cogent Communications Group Inc *	3,051	58,732
Consolidated Communications Holdings Inc	1,651	24,435
Fairpoint Communications Inc *	1,155	7,103
General Communication Inc ‘A’ *	2,423	20,135
HickoryTech Corp	871	9,677
IDT Corp ‘B’	940	9,221
inContact Inc *	1,925	9,644
Iridium Communications Inc *	446	3,996
Leap Wireless International Inc *	903	5,806
Lumos Networks Corp	996	9,412
magicJack VocalTec Ltd * (Israel)	688	13,072
nTelos Holdings Corp	949	17,889
ORBCOMM Inc *	1,148	3,743
Premiere Global Services Inc *	757	6,351
Primus Telecommunications Group Inc	791	12,316
SureWest Communications	71	1,496
Towerstream Corp *	3,116	12,931

		424,358

Utilities - 0.3%
American DG Energy Inc *	1,429	3,244
American States Water Co	136	5,383
Atlantic Power Corp * (Canada)	634	8,122
Cadiz Inc *	783	5,645
California Water Service Group	1,377	25,433
Connecticut Water Service Inc	369	10,694
Ormat Technologies Inc	331	7,080
Otter Tail Corp	153	3,499
Piedmont Natural Gas Co Inc	408	13,133
SJW Corp	290	6,963

	Shares	Value
South Jersey Industries Inc	438	$22,325
York Water Co	627	11,217

		122,738

Total Common Stocks (Cost $33,460,487)		37,500,440

EXCHANGE-TRADED FUND - 1.4%
iShares Russell 2000 Growth Index Fund	6,161	563,547

Total Exchange-Traded Fund (Cost $546,019)		563,547

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%
Repurchase Agreement - 2.8%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $1,086,739; collateralized by Federal Home Loan Bank: 0.230% due 05/21/13 and value $1,110,000)	$1,086,738	1,086,738

Total Short-Term Investment (Cost $1,086,738)		1,086,738

TOTAL INVESTMENTS - 99.5% (Cost $35,093,244)		39,151,559

OTHER ASSETS & LIABILITIES, NET - 0.5%		186,803

NET ASSETS - 100.0%		$39,338,362

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Health Care	21.1%
Information Technology	21.1%
Industrials	16.1%
Consumer Discretionary	15.3%
Financials	6.5%
Energy	5.3%
Consumer Staples	4.5%
Materials	4.0%
Short-Term Investment	2.8%
Exchange-Traded Fund	1.4%
Telecommunication Services	1.1%
Utilities	0.3%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of June 30, 2012, $101,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-47

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(e)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/12)	17	$1,281,517	$70,663

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$834	$-	$834	$-
	Common Stocks (1)	37,500,440	37,500,440	-	-
	Exchange-Traded Fund	563,547	563,547	-	-
	Short-Term Investment	1,086,738	-	1,086,738	-
	Derivatives:
	Equity Contracts
	Futures	70,663	70,663	-	-

	Total	$39,222,222	$38,134,650	$1,087,572	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-48

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Consumer Discretionary - 11.0%
1-800-FLOWERS.COM Inc ‘A’ *	2,355	$8,219
American Axle & Manufacturing Holdings Inc *	6,270	65,772
American Greetings Corp ‘A’	3,087	45,132
Ameristar Casinos Inc	387	6,877
Asbury Automotive Group Inc *	306	7,249
Ascent Capital Group Inc ‘A’ *	1,327	68,672
Barnes & Noble Inc *	2,451	40,343
Bassett Furniture Industries Inc	1,054	10,867
Beasley Broadcasting Group Inc ‘A’ *	370	2,179
Beazer Homes USA Inc *	9,556	31,057
bebe Stores Inc	3,160	18,549
Belo Corp ‘A’	5,605	36,096
Benihana Inc	688	11,084
Big 5 Sporting Goods Corp	1,569	11,862
Biglari Holdings Inc *	101	39,025
Black Diamond Inc *	1,951	18,437
Bluegreen Corp *	1,357	6,731
Bob Evans Farms Inc	2,369	95,234
Boyd Gaming Corp *	4,845	34,884
Brown Shoe Co Inc	4,035	52,092
Cabela’s Inc *	412	15,578
Caesars Entertainment Corp *	373	4,252
Callaway Golf Co	6,102	36,063
Career Education Corp *	4,856	32,487
Carmike Cinemas Inc *	1,146	16,789
Carriage Services Inc	1,481	12,322
Carrols Restaurant Group Inc *	454	2,697
Casual Male Retail Group Inc *	3,951	14,342
Cavco Industries Inc *	65	3,333
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	3,461	17,582
Cherokee Inc	61	850
Churchill Downs Inc	821	48,267
Citi Trends Inc *	1,309	20,211
Columbia Sportswear Co	1,143	61,288
Conn’s Inc *	1,334	19,743
Cooper Tire & Rubber Co	796	13,962
Core-Mark Holding Co Inc	904	43,519
Corinthian Colleges Inc *	7,402	21,392
Crown Media Holdings Inc ‘A’ *	2,573	4,503
CSS Industries Inc	896	18,413
Culp Inc	797	8,169
Cumulus Media Inc ‘A’ *	5,268	15,857
Daily Journal Corp *	86	7,377
Dana Holding Corp	12,462	159,638
Delta Apparel Inc *	660	9,016
Denny’s Corp *	1,940	8,614
Destination Maternity Corp	701	15,142
Dial Global Inc *	208	691
Digital Generation Inc *	2,582	31,939
Drew Industries Inc *	958	26,680
Education Management Corp *	2,506	17,417
Einstein Noah Restaurant Group Inc	74	1,299
Entercom Communications Corp ‘A’ *	2,303	13,864
Entravision Communications Corp ‘A’	4,753	5,751
Ethan Allen Interiors Inc	312	6,218
Exide Technologies *	7,295	24,511
Federal-Mogul Corp *	1,729	19,019
Fiesta Restaurant Group Inc *	142	1,879
Fifth & Pacific Co Inc *	9,653	103,577
Fisher Communications Inc *	828	24,765
Flexsteel Industries Inc	414	8,189
Fred’s Inc ‘A’	3,462	52,934
Frisch’s Restaurants Inc	281	7,964
Fuel Systems Solutions Inc *	1,097	18,309

	Shares	Value
G-III Apparel Group Ltd *	1,364	$32,313
Gaylord Entertainment Co *	969	37,365
Global Sources Ltd * (Bermuda)	1,509	9,959
Group 1 Automotive Inc	2,153	98,198
Harte-Hanks Inc	4,193	38,324
Haverty Furniture Cos Inc	1,796	20,061
Helen of Troy Ltd * (Bermuda)	2,979	100,958
hhgregg Inc *	1,378	15,585
Hooker Furniture Corp	1,006	11,861
Hovnanian Enterprises Inc ‘A’ *	9,401	27,263
Iconix Brand Group Inc *	6,651	116,193
International Speedway Corp ‘A’	2,601	68,094
Isle of Capri Casinos Inc *	1,987	12,260
Jack in the Box Inc *	794	22,137
JAKKS Pacific Inc	2,440	39,064
Johnson Outdoors Inc ‘A’ *	527	10,856
Jos. A. Bank Clothiers Inc *	182	7,728
Journal Communications Inc ‘A’ *	4,059	20,944
K-Swiss Inc ‘A’ *	2,431	7,487
KB Home	7,253	71,079
Kenneth Cole Productions Inc ‘A’ *	423	6,366
Kirkland’s Inc *	1,369	15,401
Krispy Kreme Doughnuts Inc *	5,596	35,758
La-Z-Boy Inc *	3,451	42,413
Life Time Fitness Inc *	302	14,046
Lifetime Brands Inc	908	11,323
LIN TV Corp ‘A’ *	2,853	8,616
Lincoln Educational Services Corp	2,177	14,151
Lithia Motors Inc ‘A’	2,041	47,045
Live Nation Entertainment Inc *	13,163	120,836
Luby’s Inc *	1,870	12,529
M.D.C. Holdings Inc	3,599	117,579
M/I Homes Inc *	1,780	30,830
Mac-Gray Corp	954	13,442
Maidenform Brands Inc *	623	12,410
Marcus Corp	1,848	25,428
Marine Products Corp	421	2,560
MarineMax Inc *	1,937	18,421
Marriott Vacations Worldwide Corp *	2,497	77,357
Martha Stewart Living Omnimedia Inc ‘A’	2,522	8,575
Matthews International Corp ‘A’	1,381	44,869
MDC Partners Inc ‘A’ (Canada)	1,499	16,999
Meredith Corp	3,411	108,947
Meritage Homes Corp *	2,021	68,593
Modine Manufacturing Co *	4,406	30,534
Monarch Casino & Resort Inc *	802	7,330
Morgans Hotel Group Co *	1,122	5,273
Movado Group Inc	1,546	38,681
National American University Holdings Inc	524	2,253
National CineMedia Inc	3,497	53,049
New York & Co Inc *	1,022	3,557
Nexstar Broadcasting Group Inc ‘A’ *	782	5,271
Office Depot Inc *	26,682	57,633
OfficeMax Inc *	8,124	41,107
Orchard Supply Hardware Stores Corp ‘A’ *	168	2,794
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	9,102	76,184
Outdoor Channel Holdings Inc	1,002	7,325
Penske Automotive Group Inc	2,962	62,913
Perfumania Holdings Inc *	470	3,896
Perry Ellis International Inc *	1,111	23,053
Pinnacle Entertainment Inc *	5,471	52,631
Quiksilver Inc *	12,262	28,570
RadioShack Corp	9,332	35,835
Reading International Inc ‘A’ *	1,515	8,196
Red Lion Hotels Corp *	1,261	10,908
Red Robin Gourmet Burgers Inc *	763	23,279
Regis Corp	5,410	97,164
Rent-A-Center Inc	5,578	188,202
Rentrak Corp *	355	7,331
RG Barry Corp	58	788

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-49

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Ruby Tuesday Inc *	6,019	$40,989
Saga Communications Inc ‘A’ *	331	12,283
Saks Inc *	10,347	110,196
Salem Communications Corp ‘A’	949	5,191
Scholastic Corp	2,442	68,767
Scientific Games Corp ‘A’ *	4,630	39,587
Sealy Corp *	4,708	8,710
Shiloh Industries Inc	558	6,417
Shoe Carnival Inc	1,340	28,797
Shutterfly Inc *	2,522	77,400
Sinclair Broadcast Group Inc ‘A’	4,373	39,619
Skechers U.S.A. Inc ‘A’ *	3,555	72,415
Sonic Automotive Inc ‘A’	3,793	51,850
Sonic Corp *	1,092	10,942
Sotheby’s	4,132	137,844
Spartan Motors Inc	3,201	16,773
Speedway Motorsports Inc	1,097	18,550
Stage Stores Inc	2,875	52,670
Standard Motor Products Inc	1,878	26,442
Standard Pacific Corp *	10,231	63,330
Stein Mart Inc *	2,543	20,217
Steinway Musical Instruments Inc *	641	15,705
Stewart Enterprises Inc ‘A’	7,051	50,344
Stoneridge Inc *	2,624	17,869
Superior Industries International Inc	2,150	35,196
Systemax Inc *	982	11,607
The Bon-Ton Stores Inc	1,200	9,372
The Children’s Place *	1,416	70,559
The EW Scripps Co ‘A’ *	2,820	27,100
The Finish Line Inc ‘A’	2,972	62,145
The Jones Group Inc	7,717	73,775
The McClatchy Co ‘A’ *	5,416	11,915
The Men’s Wearhouse Inc	3,785	106,510
The New York Times Co ‘A’ *	12,790	99,762
The Pep Boys-Manny Moe & Jack	4,965	49,153
The Ryland Group Inc	1,833	46,888
The Talbots Inc *	2,964	7,469
The Warnaco Group Inc *	473	20,140
The Wet Seal Inc ‘A’ *	8,515	26,907
Tuesday Morning Corp *	3,945	16,924
Unifi Inc *	1,303	14,763
Universal Electronics Inc *	1,392	18,333
Universal Technical Institute Inc	678	9,160
Vail Resorts Inc	2,192	109,775
Valassis Communications Inc *	1,564	34,017
VOXX International Corp *	1,726	16,086
West Marine Inc *	1,435	16,861
Weyco Group Inc	568	13,166
Winnebago Industries Inc *	1,975	20,125
WMS Industries Inc *	5,178	103,301
World Wrestling Entertainment Inc ‘A’	218	1,705

		6,148,374

Consumer Staples - 2.6%
Alico Inc	178	5,436
Alliance One International Inc *	8,174	28,282
Annie’s Inc *	138	5,777
Arden Group Inc ‘A’	34	2,965
Cal-Maine Foods Inc	198	7,742
Central European Distribution Corp *	6,171	17,649
Central Garden & Pet Co ‘A’ *	3,098	33,737
Chiquita Brands International Inc *	4,318	21,590
Craft Brew Alliance Inc *	560	4,581
Darling International Inc *	7,699	126,957
Diamond Foods Inc	2,063	36,804
Dole Food Co Inc *	3,359	29,492
Elizabeth Arden Inc *	351	13,622
Farmer Bros. Co *	568	4,521
Fresh Del Monte Produce Inc (Cayman)	3,581	84,046
Griffin Land & Nurseries Inc	250	6,998

	Shares	Value
Harbinger Group Inc *	3,826	$29,805
Harris Teeter Supermarkets Inc	3,552	145,596
Ingles Markets Inc ‘A’	1,177	18,867
Inter Parfums Inc	440	7,599
John B Sanfilippo & Son Inc *	742	13,245
Nash Finch Co	1,142	24,530
Nature’s Sunshine Products Inc	419	6,327
Nutraceutical International Corp *	824	12,566
Oil-Dri Corp of America	454	9,943
Omega Protein Corp *	1,850	13,616
Orchids Paper Products Co	274	4,844
Pilgrim’s Pride Corp *	1,138	8,137
Post Holdings Inc *	767	23,585
Prestige Brands Holdings Inc *	1,613	25,502
Revlon Inc ‘A’ *	1,065	15,155
Rite Aid Corp *	56,697	79,376
Seneca Foods Corp ‘A’ *	843	22,677
Smart Balance Inc *	5,531	51,936
Snyder’s-Lance Inc	476	12,009
Spartan Stores Inc	2,033	36,858
Spectrum Brands Holdings Inc *	351	11,432
SUPERVALU Inc	4,871	25,232
Susser Holdings Corp *	613	22,785
The Andersons Inc	1,749	74,612
The Pantry Inc *	1,995	29,326
Tootsie Roll Industries Inc	142	3,388
TreeHouse Foods Inc *	1,101	68,581
Universal Corp	2,185	101,231
Vector Group Ltd	1,238	21,071
Village Super Market Inc ‘A’	796	25,934
Weis Markets Inc	1,048	46,657
Westway Group Inc *	952	5,702

		1,428,323

Energy - 6.2%
Adams Resources & Energy Inc	209	8,761
Alon USA Energy Inc	234	1,980
Amyris Inc *	2,832	12,546
Arch Coal Inc	19,948	137,442
ATP Oil & Gas Corp *	3,844	12,993
Basic Energy Services Inc *	2,902	29,949
Bill Barrett Corp *	4,522	96,861
Bolt Technology Corp	794	11,918
Bonanza Creek Energy Inc *	793	13,188
BPZ Resources Inc *	6,894	17,442
Bristow Group Inc	3,358	136,570
C&J Energy Services Inc *	2,902	53,687
Cal Dive International Inc *	9,013	26,138
Callon Petroleum Co *	3,724	15,864
Carrizo Oil & Gas Inc *	513	12,061
Clayton Williams Energy Inc *	503	24,335
Cloud Peak Energy Inc *	5,730	96,894
Comstock Resources Inc *	4,523	74,268
Contango Oil & Gas Co *	94	5,565
CREDO Petroleum Corp *	218	3,154
Crimson Exploration Inc *	1,972	9,051
Crosstex Energy Inc	389	5,446
CVR Energy Inc *	522	13,875
Dawson Geophysical Co *	741	17,651
Delek US Holdings Inc	1,632	28,707
Endeavour International Corp *	260	2,184
Energy Partners Ltd *	2,613	44,160
Energy XXI Ltd (Bermuda)	2,022	63,268
Exterran Holdings Inc *	6,088	77,622
Forbes Energy Services Ltd *	1,350	6,345
Forest Oil Corp *	11,069	81,136
Frontline Ltd (Bermuda)	4,877	22,239
GasLog Ltd * (Bermuda)	1,355	13,753
Gastar Exploration Ltd * (Canada)	5,684	10,970
Gevo Inc *	198	984

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-50

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Green Plains Renewable Energy Inc *	2,334	$14,564
Gulf Island Fabrication Inc	1,351	38,112
Gulfmark Offshore Inc ‘A’ *	1,974	67,195
Gulfport Energy Corp *	3,480	71,792
Halcon Resources Corp *	1,323	12,489
Hallador Energy Co	596	5,054
Harvest Natural Resources Inc *	3,338	28,540
Heckmann Corp *	11,721	39,617
Helix Energy Solutions Group Inc *	9,932	162,984
Hercules Offshore Inc *	14,907	52,771
Hornbeck Offshore Services Inc *	3,321	128,788
Key Energy Services Inc *	14,200	107,920
Knightsbridge Tankers Ltd (Bermuda)	2,303	18,746
Magnum Hunter Resources Corp *	9,018	37,695
Matador Resources Co *	232	2,492
Matrix Service Co *	1,968	22,337
McMoRan Exploration Co *	9,537	120,834
Midstates Petroleum Co Inc *	1,218	11,827
Miller Energy Resources Inc *	2,790	13,950
Mitcham Industries Inc *	448	7,603
Natural Gas Services Group Inc *	1,150	17,043
Newpark Resources Inc *	8,444	49,820
Nordic American Tankers Ltd (Bermuda)	4,983	67,619
Overseas Shipholding Group Inc	2,328	25,864
Parker Drilling Co *	11,058	49,872
Patriot Coal Corp *	8,757	10,683
PDC Energy Inc *	2,815	69,024
Penn Virginia Corp	4,301	31,569
PetroQuest Energy Inc *	5,320	26,600
PHI Inc *	1,127	31,342
Pioneer Drilling Co *	4,608	36,726
Quicksilver Resources Inc *	11,001	59,625
Renewable Energy Group Inc *	528	3,923
Resolute Energy Corp *	4,519	43,247
REX American Resources Corp *	472	9,213
Rex Energy Corp *	4,060	45,513
Scorpio Tankers Inc *	3,514	22,454
SemGroup Corp ‘A’ *	3,952	126,187
Ship Finance International Ltd (Bermuda)	4,275	66,818
Stone Energy Corp *	4,653	117,907
Swift Energy Co *	4,029	74,980
Synergy Resources Corp *	3,463	10,666
Teekay Tankers Ltd ‘A’	5,962	27,187
Tesco Corp * (Canada)	2,853	34,236
TETRA Technologies Inc *	7,302	52,063
Triangle Petroleum Corp *	4,171	23,274
Union Drilling Inc *	1,314	5,887
Uranium Energy Corp *	4,256	9,746
Vantage Drilling Co * (Cayman)	17,930	26,895
Voyager Oil & Gas Inc *	4,517	7,950
W&T Offshore Inc	3,043	46,558
Warren Resources Inc *	5,416	12,998
Western Refining Inc	2,231	49,684
Westmoreland Coal Co *	1,015	8,171
Willbros Group Inc *	2,799	18,081
ZaZa Energy Corp *	1,284	5,804

		3,479,546

Financials - 34.5%
1st Source Corp	1,428	32,273
1st United Bancorp Inc *	2,795	17,357
Access National Corp	718	9,406
AG Mortgage Investment Trust Inc REIT	1,462	31,418
Agree Realty Corp REIT	1,046	23,148
Alliance Financial Corp	455	15,625
Alterra Capital Holdings Ltd (Bermuda)	8,086	188,808
American Assets Trust Inc REIT	3,059	74,181
American Capital Mortgage Investment Corp REIT	3,394	81,049
American Equity Investment Life Holding Co	5,637	62,063

	Shares	Value
American National Bankshares Inc	749	$17,646
American Realty Capital Trust Inc REIT	14,864	162,315
American Safety Insurance Holdings Ltd * (Bermuda)	782	14,663
Ameris Bancorp *	2,255	28,413
AMERISAFE Inc *	1,722	44,686
Ames National Corp	795	18,277
AmTrust Financial Services Inc	1,975	58,677
Anworth Mortgage Asset Corp REIT	12,976	91,481
Apollo Commercial Real Estate Finance Inc REIT	1,591	25,567
Apollo Investment Corp	19,144	147,026
Apollo Residential Mortgage Inc	2,054	39,601
Ares Commercial Real Estate Corp	725	12,673
Argo Group International Holdings Ltd (Bermuda)	2,439	71,390
Arlington Asset Investment Corp ‘A’	787	17,086
ARMOUR Residential REIT Inc	16,676	118,566
Arrow Financial Corp	925	22,357
Artio Global Investors Inc	2,924	10,234
Ashford Hospitality Trust Inc REIT	5,008	42,217
Associated Estates Realty Corp REIT	2,228	33,309
Astoria Financial Corp	8,220	80,556
AV Homes Inc *	917	13,370
Baldwin & Lyons Inc ‘B’	878	20,405
BancFirst Corp	623	26,110
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	2,684	57,518
BancorpSouth Inc	8,913	129,417
Bank Mutual Corp	4,413	19,461
Bank of Kentucky Financial Corp	573	15,265
Bank of Marin Bancorp	512	18,949
Bank of the Ozarks Inc	774	23,282
BankFinancial Corp	2,007	15,113
Banner Corp	1,727	37,839
Bar Harbor Bankshares	364	13,104
BBCN Bancorp Inc *	7,379	80,357
Beneficial Mutual Bancorp Inc *	2,722	23,491
Berkshire Bancorp Inc *	422	3,714
Berkshire Hills Bancorp Inc	2,103	46,266
BlackRock Kelso Capital Corp	4,905	47,873
BofI Holding Inc *	874	17,270
Boston Private Financial Holdings Inc	7,393	66,019
Bridge Bancorp Inc	819	19,320
Bridge Capital Holdings *	646	10,433
Brookline Bancorp Inc	6,621	58,596
Bryn Mawr Bank Corp	1,091	22,987
BSB Bancorp Inc *	766	9,767
C&F Financial Corp	307	12,329
Calamos Asset Management Inc ‘A’	1,849	21,171
California First National Bancorp	234	3,671
Camden National Corp	738	27,026
Campus Crest Communities Inc REIT	2,906	30,193
Cape Bancorp Inc *	1,016	8,443
Capital Bank Corp *	1,495	3,409
Capital City Bank Group Inc	1,143	8,424
Capital Southwest Corp	281	28,898
CapLease Inc REIT	6,219	25,809
Capstead Mortgage Corp REIT	8,827	122,784
Cardinal Financial Corp	2,772	34,040
Cascade Bancorp *	614	3,641
Cash America International Inc	1,619	71,301
Cathay General Bancorp	7,434	122,735
Cedar Realty Trust Inc REIT	5,656	28,563
Center Bancorp Inc	1,109	12,476
Centerstate Banks Inc	2,886	20,635
Central Pacific Financial Corp *	2,039	28,791
Century Bancorp Inc ‘A’	317	9,424
Charter Financial Corp	651	6,315
Chatham Lodging Trust REIT	1,253	17,893

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-51

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Chemical Financial Corp	2,626	$56,459
Chesapeake Lodging Trust REIT	2,980	51,316
CIFC Corp *	636	4,687
Citizens & Northern Corp	1,176	22,403
Citizens Inc *	3,659	35,675
Citizens Republic Bancorp Inc *	3,786	64,854
City Holding Co	1,410	47,503
Clifton Savings Bancorp Inc	753	7,839
CNB Financial Corp	1,217	19,849
CNO Financial Group Inc	19,952	155,626
CoBiz Financial Inc	3,353	20,990
Colonial Properties Trust REIT	8,260	182,876
Colony Financial Inc REIT	3,043	52,644
Columbia Banking System Inc	3,760	70,763
Community Bank System Inc	3,738	101,375
Community Trust Bancorp Inc	1,341	44,910
Consolidated-Tomoka Land Co	389	11,195
Coresite Realty Corp REIT	976	25,200
Cousins Properties Inc REIT	8,552	66,278
Cowen Group Inc ‘A’ *	8,244	21,929
Crawford & Co ‘B’	2,468	10,094
Crescent Financial Bancshares Inc *	301	1,361
CreXus Investment Corp REIT	6,252	63,583
CubeSmart REIT	11,580	135,139
CVB Financial Corp	8,381	97,639
CYS Investments Inc REIT	10,936	150,589
DCT Industrial Trust Inc REIT	23,216	146,261
DFC Global Corp *	896	16,513
DiamondRock Hospitality Co REIT	15,795	161,109
Dime Community Bancshares Inc	2,970	39,471
Donegal Group Inc ‘A’	723	9,601
Doral Financial Corp *	12,207	18,311
Duff & Phelps Corp ‘A’	2,152	31,204
DuPont Fabros Technology Inc REIT	3,048	87,051
Dynex Capital Inc REIT	5,012	52,025
Eagle Bancorp Inc *	1,515	23,861
Eastern Insurance Holdings Inc	629	10,693
EastGroup Properties Inc REIT	157	8,368
Edelman Financial Group Inc	1,985	17,270
Education Realty Trust Inc REIT	8,882	98,413
EMC Insurance Group Inc	440	8,888
Employers Holdings Inc	1,127	20,331
Encore Bancshares Inc *	796	16,421
Enstar Group Ltd * (Bermuda)	793	78,459
Enterprise Bancorp Inc	576	9,441
Enterprise Financial Services Corp	1,680	18,413
Entertainment Properties Trust REIT	4,403	181,007
Equity One Inc REIT	5,146	109,095
ESB Financial Corp	1,005	13,266
ESSA Bancorp Inc	840	9,072
EverBank Financial Corp *	2,126	23,110
Evercore Partners Inc ‘A’	2,455	57,422
Excel Trust Inc REIT	3,093	36,992
Ezcorp Inc ‘A’ *	1,417	33,243
F.N.B. Corp	13,213	143,625
Farmers National Banc Corp	1,781	11,096
FBL Financial Group Inc ‘A’	961	26,918
FBR & Co *	3,921	10,861
Federal Agricultural Mortgage Corp ‘C’	934	24,499
FelCor Lodging Trust Inc REIT *	4,744	22,297
Fidelity Southern Corp	901	7,785
Fidus Investment Corp	891	13,516
Fifth Street Finance Corp	7,818	78,024
Financial Institutions Inc	1,345	22,704
First American Financial Corp	9,104	154,404
First Bancorp NC	1,443	12,828
First BanCorp PR *	6,663	26,385
First Busey Corp	7,090	34,245
First California Financial Group Inc *	2,152	14,806
First Commonwealth Financial Corp	9,965	67,064

	Shares	Value
First Community Bancshares Inc	1,495	$21,573
First Connecticut Bancorp Inc	1,696	22,896
First Defiance Financial Corp	920	15,750
First Federal Bancshares of Arkansas Inc *	231	1,871
First Financial Bancorp	5,561	88,865
First Financial Bankshares Inc	2,984	103,127
First Financial Corp	1,067	30,943
First Financial Holdings Inc	1,578	16,916
First Financial Northwest Inc *	1,510	12,261
First Industrial Realty Trust Inc REIT *	8,317	104,961
First Interstate Bancsystem Inc	1,552	22,100
First Merchants Corp	2,713	33,804
First Midwest Bancorp Inc	7,073	77,662
First Pactrust Bancorp Inc	1,009	11,967
First Potomac Realty Trust REIT	4,751	55,919
FirstMerit Corp	10,380	171,478
Flagstone Reinsurance Holdings SA (Luxembourg)	4,735	37,927
Flushing Financial Corp	2,928	39,909
FNB United Corp *	255	3,312
Forestar Group Inc *	3,268	41,863
Fortegra Financial Corp *	647	5,176
Fox Chase Bancorp Inc	1,189	17,169
Franklin Financial Corp *	1,339	22,027
Franklin Street Properties Corp REIT	6,786	71,796
FXCM Inc ‘A’	1,952	22,956
Gain Capital Holdings Inc	1,373	6,851
German American Bancorp Inc	1,215	24,908
Getty Realty Corp REIT	2,406	46,075
GFI Group Inc	6,575	23,407
Glacier Bancorp Inc	6,807	105,440
Gladstone Capital Corp	2,005	15,819
Gladstone Commercial Corp REIT	980	16,327
Gladstone Investment Corp	2,132	15,755
Glimcher Realty Trust REIT	1,326	13,552
Global Indemnity PLC * (Ireland)	1,094	22,154
Golub Capital BDC Inc	1,370	20,673
Government Properties Income Trust REIT	3,455	78,152
Gramercy Capital Corp REIT *	4,259	10,648
Great Southern Bancorp Inc	979	27,001
Green Bankshares Inc *	1,242	2,062
Greenlight Capital Re Ltd ‘A’ * (Cayman)	1,919	48,781
GSV Capital Corp *	1,834	17,056
Guaranty Bancorp *	7,276	15,352
Hallmark Financial Services Inc *	1,264	9,859
Hancock Holding Co	7,202	219,229
Hanmi Financial Corp *	2,976	31,188
Harris & Harris Group Inc *	2,891	10,986
Healthcare Realty Trust Inc REIT	7,311	174,294
Heartland Financial USA Inc	1,387	33,288
Hercules Technology Growth Capital Inc	4,726	53,593
Heritage Commerce Corp *	2,012	13,078
Heritage Financial Corp	1,460	21,389
Heritage Financial Group Inc	710	9,138
Heritage Oaks Bancorp *	1,913	10,655
Hersha Hospitality Trust REIT	16,200	85,536
HFF Inc ‘A’ *	466	6,496
Highwoods Properties Inc REIT	1,305	43,913
Hilltop Holdings Inc *	3,758	38,745
Hingham Institution for Savings	100	6,047
Home Bancorp Inc *	631	10,809
Home BancShares Inc	2,084	63,729
Home Federal Bancorp Inc	1,469	15,425
Home Loan Servicing Solutions Ltd (Cayman)	1,260	16,884
Homeowners Choice Inc	564	9,926
HomeStreet Inc *	418	13,372
Horace Mann Educators Corp	3,750	65,550
Horizon Bancorp	361	9,494
Horizon Technology Finance Corp	583	9,614

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-52

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Hudson Pacific Properties Inc REIT	3,322	$57,836
Hudson Valley Holding Corp	1,492	27,005
IBERIABANK Corp	2,787	140,604
ICG Group Inc *	3,226	29,841
Independence Holding Co	743	7,319
Independent Bank Corp	2,055	60,027
Infinity Property & Casualty Corp	1,118	64,475
Inland Real Estate Corp REIT	3,943	33,042
International Bancshares Corp	5,054	98,654
INTL FCStone Inc *	1,291	24,981
Invesco Mortgage Capital Inc REIT	10,868	199,319
Investment Technology Group Inc *	3,674	33,801
Investors Bancorp Inc *	3,466	52,302
Investors Real Estate Trust REIT	7,913	62,513
Investors Title Co	116	6,604
iStar Financial Inc REIT *	7,906	50,994
JMP Group Inc	1,538	9,505
Kaiser Federal Financial Group Inc	830	12,267
Kansas City Life Insurance Co	380	13,372
KBW Inc	3,274	53,857
Kearny Financial Corp	1,432	13,876
Kennedy-Wilson Holdings Inc	3,290	46,093
Kite Realty Group Trust REIT	5,152	25,708
Knight Capital Group Inc ‘A’ *	9,268	110,660
Kohlberg Capital Corp	2,104	15,275
Lakeland Bancorp Inc	2,569	27,026
Lakeland Financial Corp	1,559	41,828
LaSalle Hotel Properties REIT	8,055	234,723
Lexington Realty Trust REIT	11,165	94,568
LTC Properties Inc REIT	2,223	80,650
Maiden Holdings Ltd (Bermuda)	4,770	41,404
Main Street Capital Corp	2,097	50,747
MainSource Financial Group Inc	1,923	22,749
Manning & Napier Inc	1,282	18,243
Marlin Business Services Corp	755	12,374
MB Financial Inc	5,164	111,233
MCG Capital Corp	7,312	33,635
Meadowbrook Insurance Group Inc	4,472	39,309
Medallion Financial Corp	1,730	18,373
Medical Properties Trust Inc REIT	12,770	122,847
Medley Capital Corp	1,650	19,866
Mercantile Bank Corp *	818	15,092
Merchants Bancshares Inc	496	13,665
Meridian Interstate Bancorp Inc *	732	10,189
Metro Bancorp Inc *	1,339	16,108
MetroCorp Bancshares Inc *	1,510	16,112
MGIC Investment Corp *	17,763	51,157
MicroFinancial Inc	519	4,204
Middleburg Financial Corp	500	8,500
Midsouth Bancorp Inc	805	11,334
MidWestOne Financial Group Inc	639	13,739
Mission West Properties Inc REIT	1,681	14,490
Monmouth Real Estate Investment Corp ‘A’ REIT	2,081	24,389
Montpelier Re Holdings Ltd (Bermuda)	4,143	88,204
MVC Capital Inc	2,267	29,358
NASB Financial Inc *	396	7,861
National Bankshares Inc	674	20,301
National Financial Partners Corp *	3,838	51,429
National Interstate Corp	613	16,300
National Penn Bancshares Inc	11,685	111,825
National Western Life Insurance Co ‘A’	202	28,668
NBT Bancorp Inc	3,164	68,311
Nelnet Inc ‘A’	2,256	51,888
New Mountain Finance Corp	813	11,536
New York Mortgage Trust Inc REIT	1,588	11,211
NewStar Financial Inc *	2,473	32,050
NGP Capital Resources Co	2,114	14,967
Nicholas Financial Inc (Canada)	961	12,320
Northfield Bancorp Inc	1,418	20,150

	Shares	Value
Northrim BanCorp Inc	616	$13,238
NorthStar Realty Finance Corp REIT	12,608	65,814
Northwest Bancshares Inc	9,220	107,966
OceanFirst Financial Corp	1,375	19,745
Ocwen Financial Corp *	9,510	178,598
Old National Bancorp	8,966	107,682
OmniAmerican Bancorp Inc *	1,056	22,630
One Liberty Properties Inc REIT	1,085	20,431
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	2,191	28,527
Oppenheimer Holdings Inc ‘A’	986	15,500
Oriental Financial Group Inc	3,849	42,647
Oritani Financial Corp	2,817	40,537
Pacific Capital Bancorp *	381	17,423
Pacific Continental Corp	1,723	15,283
Pacific Mercantile Bancorp *	1,013	7,000
PacWest Bancorp	2,874	68,028
Park National Corp	1,083	75,539
Park Sterling Corp *	3,133	14,756
Parkway Properties Inc REIT	1,463	16,737
Peapack Gladstone Financial Corp	838	12,997
Pebblebrook Hotel Trust REIT	4,909	114,429
PennantPark Investment Corp	5,349	55,362
Penns Woods Bancorp Inc	347	13,814
Pennsylvania REIT	5,266	78,885
PennyMac Mortgage Investment Trust REIT	3,867	76,296
Peoples Bancorp Inc	1,030	22,639
Peoples Federal Bancshares Inc *	549	9,168
PHH Corp *	5,321	93,011
PICO Holdings Inc *	2,136	47,868
Pinnacle Financial Partners Inc *	3,268	63,759
Piper Jaffray Cos *	1,541	36,106
Platinum Underwriters Holdings Ltd (Bermuda)	3,289	125,311
Potlatch Corp REIT	1,392	44,460
Preferred Bank *	1,114	14,883
Presidential Life Corp	2,043	20,083
Primerica Inc	4,410	117,879
PrivateBancorp Inc	5,705	84,206
Prospect Capital Corp	11,540	131,441
Prosperity Bancshares Inc	4,482	188,378
Provident Financial Holdings Inc	904	10,423
Provident Financial Services Inc	5,683	87,234
Provident New York Bancorp	3,254	24,698
PS Business Parks Inc REIT	283	19,165
Pzena Investment Management Inc ‘A’	368	1,630
Radian Group Inc	12,600	41,454
RAIT Financial Trust REIT	4,670	21,575
Ramco-Gershenson Properties Trust REIT	4,314	54,227
Redwood Trust Inc REIT	7,384	92,152
Renasant Corp	2,406	37,798
Republic Bancorp Inc ‘A’	956	21,271
Resource America Inc ‘A’	1,130	7,209
Resource Capital Corp REIT	7,955	42,400
Retail Opportunity Investments Corp REIT	4,695	56,622
RLI Corp	2,005	136,741
RLJ Lodging Trust REIT	10,006	181,409
Rockville Financial Inc	2,703	31,274
Roma Financial Corp	699	5,955
Rouse Properties Inc REIT *	2,046	27,723
S&T Bancorp Inc	2,747	50,737
S.Y. Bancorp Inc	1,161	27,806
Sabra Health Care REIT Inc	3,476	59,474
Safeguard Scientifics Inc *	1,963	30,387
Safety Insurance Group Inc	1,210	49,174
Sandy Spring Bancorp Inc	2,294	41,292
SCBT Financial Corp	1,434	50,548
SeaBright Holdings Inc	1,860	16,535
Seacoast Banking Corp of Florida *	6,939	10,478
Select Income REIT *	830	19,721

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-53

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Selective Insurance Group Inc	5,192	$90,393
SI Financial Group Inc	980	11,270
Sierra Bancorp	1,182	11,702
Simmons First National Corp ‘A’	1,636	38,037
Solar Capital Ltd	3,484	77,554
Solar Senior Capital Ltd	900	15,210
Southside Bancshares Inc	1,650	37,092
Southwest Bancorp Inc *	1,818	17,107
Sovran Self Storage Inc REIT	238	11,921
STAG Industrial Inc REIT	2,218	32,338
Starwood Property Trust Inc REIT	10,895	232,172
State Auto Financial Corp	1,198	16,832
State Bank Financial Corp *	3,001	45,495
StellarOne Corp	2,193	27,369
Sterling Bancorp	2,960	29,541
Sterling Financial Corp *	2,540	47,981
Stewart Information Services Corp	1,737	26,663
Stifel Financial Corp *	2,585	79,876
Strategic Hotels & Resorts Inc REIT *	2,641	17,061
Suffolk Bancorp *	949	12,309
Summit Hotel Properties Inc REIT	2,864	23,972
Sun Bancorp Inc *	3,832	10,346
Sunstone Hotel Investors Inc REIT *	11,192	123,000
Susquehanna Bancshares Inc	17,722	182,537
SWS Group Inc *	2,754	14,679
Symetra Financial Corp	7,278	91,848
Taylor Capital Group Inc *	1,547	25,355
TCP Capital Corp	551	7,967
Terreno Realty Corp REIT	1,170	17,679
Territorial Bancorp Inc	1,039	23,658
Texas Capital Bancshares Inc *	473	19,104
The Bancorp Inc *	2,710	25,610
The First Bancorp Inc	858	14,586
The First Marblehead Corp *	5,438	6,362
The First of Long Island Corp	735	21,293
The Navigators Group Inc *	551	27,578
The Phoenix Cos Inc *	11,161	20,648
THL Credit Inc	1,163	15,666
Thomas Properties Group Inc	3,030	16,483
TICC Capital Corp	3,617	35,085
Tompkins Financial Corp	883	33,271
Tower Group Inc	1,534	32,015
TowneBank	2,501	35,014
Tree.com Inc *	238	2,723
Triangle Capital Corp	2,590	59,000
TriCo Bancshares	1,528	23,531
TrustCo Bank Corp NY	8,955	48,894
Trustmark Corp	6,134	150,160
Two Harbors Investment Corp REIT	20,135	208,599
UMB Financial Corp	3,054	156,456
UMH Properties Inc REIT	997	10,698
Umpqua Holdings Corp	10,576	139,180
Union First Market Bankshares Corp	1,940	28,033
United Bankshares Inc	1,794	46,429
United Community Banks Inc *	3,918	33,577
United Financial Bancorp Inc	1,457	20,952
United Fire Group Inc	1,916	40,868
Universal Health Realty Income Trust REIT	423	17,567
Universal Insurance Holdings Inc	1,721	5,869
Univest Corp of Pennsylvania	1,616	26,712
Urstadt Biddle Properties Inc ‘A’ REIT	1,839	36,357
ViewPoint Financial Group	3,185	49,813
Virginia Commerce Bancorp Inc *	2,550	21,497
Virtus Investment Partners Inc *	275	22,275
Walker & Dunlop Inc *	1,066	13,698
Walter Investment Management Corp	2,693	63,124
Washington Banking Co	1,471	20,447
Washington REIT	4,249	120,884
Washington Trust Bancorp Inc	1,372	33,449
Waterstone Financial Inc *	700	2,660

	Shares	Value
Webster Financial Corp	6,802	$147,331
WesBanco Inc	2,228	47,367
West Bancorp Inc	1,490	14,170
West Coast Bancorp *	1,392	27,353
Westamerica Bancorp	1,198	56,534
Western Alliance Bancorp *	6,611	61,879
Western Asset Mortgage Capital Corp REIT *	729	14,208
Westfield Financial Inc	2,492	18,192
Whitestone REIT	898	12,401
Wilshire Bancorp Inc *	5,855	32,085
Winthrop Realty Trust REIT	2,703	32,868
Wintrust Financial Corp	3,430	121,765
WSFS Financial Corp	714	28,853

		19,312,755

Health Care - 4.6%
Affymetrix Inc *	6,655	31,212
Agenus Inc *	844	4,423
Allos Therapeutics Inc *	1,071	1,917
Almost Family Inc *	770	17,202
Alphatec Holdings Inc *	5,066	9,321
AMAG Pharmaceuticals Inc *	413	6,360
Amedisys Inc *	2,830	35,233
AMN Healthcare Services Inc *	1,737	10,300
AmSurg Corp *	2,002	60,020
AngioDynamics Inc *	2,285	27,443
Arena Pharmaceuticals Inc *	2,153	21,487
ArthroCare Corp *	449	13,147
Assisted Living Concepts Inc ‘A’	1,817	25,838
Astex Pharmaceuticals Inc *	8,710	18,204
AVANIR Pharmaceuticals Inc ‘A’ *	1,055	4,136
AVEO Pharmaceuticals Inc *	274	3,332
Biolase Technology Inc * l	-	-
BioScrip Inc *	3,012	22,379
Cambrex Corp *	1,370	12,892
Capital Senior Living Corp *	377	3,996
Cerus Corp *	629	2,088
Chindex International Inc *	1,088	10,662
Codexis Inc *	2,395	8,957
CONMED Corp	2,655	73,464
Cornerstone Therapeutics Inc *	760	4,811
Cross Country Healthcare Inc *	2,582	11,283
CryoLife Inc *	2,585	13,520
Cumberland Pharmaceuticals Inc *	482	3,114
Curis Inc *	1,726	9,320
Cynosure Inc ‘A’ *	456	9,644
Cytori Therapeutics Inc *	1,113	3,005
Derma Sciences Inc *	818	7,787
Dynavax Technologies Corp *	1,970	8,510
Emergent BioSolutions Inc *	1,925	29,164
Enzon Pharmaceuticals Inc *	3,926	26,972
Epocrates Inc *	54	433
Exactech Inc *	610	10,230
ExamWorks Group Inc *	2,217	29,331
Five Star Quality Care Inc *	2,945	9,041
Gentiva Health Services Inc *	2,815	19,508
Geron Corp *	12,339	21,223
Greatbatch Inc *	2,212	50,235
Greenway Medical Technologies Inc *	165	2,691
GTx Inc *	389	1,373
Hanger Inc *	3,203	82,125
Harvard Bioscience Inc *	2,143	8,079
HealthSouth Corp *	1,406	32,704
Healthways Inc *	3,131	24,985
Hi-Tech Pharmacal Co Inc *	624	20,218
Horizon Pharma Inc *	888	6,331
ICU Medical Inc *	107	5,712
Idenix Pharmaceuticals Inc *	837	8,621
ImmunoGen Inc *	1,615	27,100

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-54

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Integra LifeSciences Holdings Corp *	780	$29,000
Integramed America Inc *	338	4,681
InterMune Inc *	2,695	32,205
Invacare Corp	2,982	46,012
Kindred Healthcare Inc *	4,966	48,816
Lannett Co Inc *	1,504	6,377
Lexicon Pharmaceuticals Inc *	10,721	24,122
LHC Group Inc *	1,419	24,066
Magellan Health Services Inc *	2,432	110,243
Maxygen Inc *	2,604	15,520
MedAssets Inc *	3,634	48,877
Mediware Information Systems *	82	1,197
Merge Healthcare Inc *	1,310	3,747
Merit Medical Systems Inc *	3,713	51,277
Molina Healthcare Inc *	2,592	60,808
Momenta Pharmaceuticals Inc *	2,699	36,490
National Healthcare Corp	991	44,823
Natus Medical Inc *	1,078	12,526
Nektar Therapeutics *	3,135	25,299
NPS Pharmaceuticals Inc *	2,699	23,238
NuVasive Inc *	3,057	77,526
Omnicell Inc *	2,776	40,641
Orthofix International NV * (Netherlands)	347	14,314
Owens & Minor Inc	868	26,587
Pacific Biosciences of California Inc *	3,468	7,526
Palomar Medical Technologies Inc *	1,827	15,529
Par Pharmaceutical Cos Inc *	832	30,068
PDI Inc *	838	6,905
PDL BioPharma Inc	1,827	12,113
PharMerica Corp *	2,766	30,205
PhotoMedex Inc *	190	2,308
Repligen Corp *	297	1,277
Rigel Pharmaceuticals Inc *	1,256	11,681
Rochester Medical Corp *	103	1,108
Rockwell Medical Technologies Inc *	97	903
RTI Biologics Inc *	4,861	18,277
Select Medical Holdings Corp *	3,293	33,292
Sequenom Inc *	2,592	10,524
Skilled Healthcare Group Inc ‘A’ *	129	810
Solta Medical Inc *	5,842	17,117
STERIS Corp	1,429	44,828
Sun Healthcare Group Inc *	2,409	20,163
Sunrise Senior Living Inc *	1,104	8,048
Supernus Pharmaceuticals Inc *	302	2,827
SurModics Inc *	1,116	19,307
Symmetry Medical Inc *	2,372	20,352
Targacept Inc *	2,562	11,017
The Ensign Group Inc	617	17,443
The Providence Service Corp *	938	12,860
Tornier NV * (Netherlands)	430	9,641
Transcept Pharmaceuticals Inc *	1,048	6,498
Triple-S Management Corp ‘B’ *	1,817	33,215
Universal American Corp *	3,543	37,308
Vanguard Health Systems Inc *	412	3,663
Vical Inc *	620	2,232
ViroPharma Inc *	6,561	155,496
Vocera Communications Inc *	367	9,832
WellCare Health Plans Inc *	2,099	111,247
West Pharmaceutical Services Inc	1,155	58,316
Wright Medical Group Inc *	3,694	78,867
XenoPort Inc *	484	2,923
XOMA Corp *	779	2,337
Young Innovations Inc	292	10,071
Zeltiq Aesthetics Inc *	951	5,326

		2,602,935

Industrials - 12.7%
A.O. Smith Corp	2,657	129,901
A123 Systems Inc *	10,059	12,674
AAR Corp	3,795	51,157

	Shares	Value
ABM Industries Inc	5,048	$98,739
ACCO Brands Corp *	5,766	59,620
Accuride Corp *	4,438	26,628
Aceto Corp	1,951	17,618
Actuant Corp ‘A’	5,183	140,770
Aegion Corp *	3,178	56,854
Aerovironment Inc *	647	17,023
Air Transport Services Group Inc *	5,001	26,005
Aircastle Ltd (Bermuda)	5,521	66,528
Alamo Group Inc	651	20,422
Alaska Air Group Inc *	371	13,319
Albany International Corp ‘A’	2,587	48,403
Altra Holdings Inc	1,147	18,100
AMERCO	814	73,236
Ameresco Inc ‘A’ *	438	5,225
American Railcar Industries Inc *	891	24,146
American Reprographics Co *	2,860	14,386
American Science & Engineering Inc	682	38,499
American Superconductor Corp *	3,299	15,505
American Woodmark Corp *	764	13,064
Ampco-Pittsburgh Corp	802	14,701
API Technologies Corp *	3,026	11,136
Apogee Enterprises Inc	2,668	42,875
Applied Industrial Technologies Inc	318	11,718
Argan Inc	723	10,108
Arkansas Best Corp	2,382	30,013
Asset Acceptance Capital Corp *	1,508	10,254
Asta Funding Inc	1,032	9,670
Astec Industries Inc *	1,882	57,740
AT Cross Co ‘A’ *	45	444
Atlas Air Worldwide Holdings Inc *	2,483	108,035
Barnes Group Inc	5,104	123,976
Belden Inc	470	15,674
BlueLinx Holdings Inc *	1,852	4,352
Brady Corp ‘A’	4,609	126,794
Briggs & Stratton Corp	4,578	80,069
CAI International Inc *	722	14,353
Cascade Corp	818	38,487
Casella Waste Systems Inc ‘A’ *	2,247	13,145
CBIZ Inc *	3,526	20,944
CDI Corp	1,080	17,712
Ceco Environmental Corp	96	758
Cenveo Inc *	5,041	9,729
Ceradyne Inc	2,289	58,713
CIRCOR International Inc	1,509	51,442
Columbus McKinnon Corp *	1,817	27,419
Comfort Systems USA Inc	2,501	25,060
Compx International Inc	68	857
Consolidated Graphics Inc *	749	21,758
Courier Corp	1,006	13,330
CRA International Inc *	959	14,088
Cubic Corp	696	33,464
Curtiss-Wright Corp	4,408	136,868
Deluxe Corp	1,583	39,480
DigitalGlobe Inc *	1,049	15,903
Dollar Thrifty Automotive Group Inc *	1,252	101,362
Douglas Dynamics Inc	2,082	29,668
Dycom Industries Inc *	413	7,686
Dynamic Materials Corp	799	13,847
Edgen Group Inc *	1,039	7,813
EMCOR Group Inc	6,274	174,543
Encore Capital Group Inc *	434	12,855
Encore Wire Corp	1,759	47,106
Energy Recovery Inc *	4,100	9,840
EnergySolutions Inc *	5,446	9,204
EnerNOC Inc *	1,424	10,310
EnerSys *	2,872	100,721
Ennis Inc	2,449	37,666
Enphase Energy Inc *	161	1,001
EnPro Industries Inc *	915	34,194

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-55

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
ESCO Technologies Inc	1,709	$62,276
Esterline Technologies Corp *	2,881	179,630
Federal Signal Corp *	5,227	30,526
Flow International Corp *	3,547	11,173
Franklin Covey Co *	395	4,045
Franklin Electric Co Inc	115	5,880
FreightCar America Inc	1,126	25,864
FTI Consulting Inc *	3,940	113,275
FuelCell Energy Inc *	10,653	10,760
Furmanite Corp *	3,511	17,063
G&K Services Inc ‘A’	1,769	55,175
Genco Shipping & Trading Ltd *	2,951	9,001
GenCorp Inc *	1,174	7,643
Generac Holdings Inc *	1,272	30,604
GeoEye Inc *	1,420	21,982
Gibraltar Industries Inc *	2,875	29,842
Global Power Equipment Group Inc	1,613	35,228
GP Strategies Corp *	135	2,493
Granite Construction Inc	3,633	94,858
Great Lakes Dredge & Dock Co	4,975	35,422
Griffon Corp	4,277	36,697
H&E Equipment Services Inc *	1,210	18,186
Hardinge Inc	1,086	9,883
Hawaiian Holdings Inc *	2,238	14,569
Heartland Express Inc	1,008	14,424
Heidrick & Struggles International Inc	1,689	29,557
Hill International Inc *	2,030	6,496
HNI Corp	238	6,129
Houston Wire & Cable Co	1,066	11,651
Hudson Global Inc *	3,134	13,069
Hurco Cos Inc *	600	12,294
ICF International Inc *	1,864	44,438
II-VI Inc *	736	12,269
Insteel Industries Inc	1,573	17,539
Interline Brands Inc *	2,690	67,438
International Shipholding Corp	506	9,543
Intersections Inc	297	4,707
JetBlue Airways Corp *	22,024	116,727
Kadant Inc *	1,096	25,701
Kaydon Corp	3,006	64,298
Kelly Services Inc ‘A’	2,512	32,430
Kforce Inc *	242	3,257
Kimball International Inc ‘B’	3,064	23,593
Knoll Inc	1,358	18,224
Korn/Ferry International *	4,493	64,475
Kratos Defense & Security Solutions Inc *	3,772	22,028
Layne Christensen Co *	1,858	38,442
LB Foster Co ‘A’	851	24,347
LMI Aerospace Inc *	743	12,913
LSI Industries Inc	1,821	12,966
Lydall Inc *	1,594	21,551
Marten Transport Ltd	1,454	30,912
McGrath RentCorp	1,136	30,104
Meritor Inc *	6,930	36,175
Met-Pro Corp	1,273	11,724
Metalico Inc *	3,773	8,301
Michael Baker Corp *	808	21,081
Miller Industries Inc	1,032	16,440
Mobile Mini Inc *	3,589	51,682
Moog Inc ‘A’ *	3,772	155,972
Mueller Industries Inc	2,133	90,844
Mueller Water Products Inc ‘A’	5,180	17,923
Multi-Color Corp	1,185	26,354
MYR Group Inc *	859	14,655
NACCO Industries Inc ‘A’	519	60,334
National Presto Industries Inc	406	28,327
Navigant Consulting Inc *	4,868	61,532
NCI Building Systems Inc *	1,700	18,411
NL Industries Inc	626	7,806
NN Inc *	1,607	16,407

	Shares	Value
Northwest Pipe Co *	877	$21,276
Orbital Sciences Corp *	5,535	71,512
Orion Marine Group Inc *	2,575	17,922
Pacer International Inc *	2,953	16,005
Park-Ohio Holdings Corp *	46	875
Patriot Transportation Holding Inc *	583	13,718
Pendrell Corp *	14,801	16,577
PGT Inc *	963	2,918
Pike Electric Corp *	1,606	12,398
PMFG Inc *	1,961	15,315
Powell Industries Inc *	481	17,970
Preformed Line Products Co	193	11,177
Primoris Services Corp	2,060	24,720
Quad/Graphics Inc	2,344	33,707
Quality Distribution Inc *	1,253	13,896
Quanex Building Products Corp	3,463	61,918
RailAmerica Inc *	241	5,832
Rand Logistics Inc *	1,537	13,065
Republic Airways Holdings Inc *	2,075	11,516
Resources Connection Inc	3,976	48,905
Rexnord Corp *	2,112	42,324
Roadrunner Transportation Systems Inc *	565	9,543
Robbins & Myers Inc	2,140	89,495
RPX Corp *	157	2,253
Rush Enterprises Inc ‘A’ *	3,115	50,930
Saia Inc *	1,231	26,947
Schawk Inc	1,121	14,237
Seaboard Corp *	28	59,723
SeaCube Container Leasing Ltd (Bermuda)	892	15,226
SIFCO Industries Inc	137	3,148
Simpson Manufacturing Co Inc	3,382	99,803
SkyWest Inc	4,508	29,437
Standex International Corp	917	39,037
Steelcase Inc ‘A’	6,184	55,842
Sterling Construction Co Inc *	1,369	13,991
Swisher Hygiene Inc *	10,536	26,656
SYKES Enterprises Inc *	3,655	58,334
Sypris Solutions Inc	360	2,509
TAL International Group Inc	1,372	45,948
Teledyne Technologies Inc *	2,255	139,021
Tetra Tech Inc *	1,107	28,871
The Dolan Co *	2,861	19,255
The Eastern Co	579	9,351
The Geo Group Inc *	5,765	130,981
The Greenbrier Cos Inc *	2,152	37,832
The Keyw Holding Corp *	1,011	10,150
TMS International Corp ‘A’ *	602	6,002
TRC Cos Inc *	241	1,465
TriMas Corp *	244	4,904
TrueBlue Inc *	1,035	16,022
Tutor Perini Corp *	3,358	42,546
Twin Disc Inc	803	14,847
UniFirst Corp	1,359	86,636
United Stationers Inc	3,596	96,912
Universal Forest Products Inc	1,851	72,152
Universal Truckload Services Inc	493	7,457
US Ecology Inc	643	11,407
Viad Corp	1,897	37,940
Vicor Corp	1,525	10,584
VSE Corp	371	8,826
WageWorks Inc *	229	3,449
Watts Water Technologies Inc ‘A’	2,790	93,019
Werner Enterprises Inc	583	13,928
Wesco Aircraft Holdings Inc *	1,230	15,658
Willis Lease Finance Corp *	463	5,704
Zipcar Inc *	432	5,067

		7,140,863

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-56

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Information Technology - 12.5%
Accelrys Inc *	5,201	$42,076
Actuate Corp *	296	2,051
Acxiom Corp *	7,222	109,124
Advanced Energy Industries Inc *	3,742	50,218
Aeroflex Holding Corp *	1,852	11,205
Agilysys Inc *	1,391	12,060
Alpha & Omega Semiconductor Ltd * (Bermuda)	1,602	14,658
Amkor Technology Inc *	7,537	36,781
ANADIGICS Inc *	6,666	12,065
Anaren Inc *	1,203	23,579
Anixter International Inc	1,035	54,907
Applied Micro Circuits Corp *	5,838	33,393
ARRIS Group Inc *	9,240	128,528
Aspen Technology Inc *	495	11,459
ATMI Inc *	2,816	57,925
Audience Inc *	467	9,004
AuthenTec Inc *	404	1,749
AVG Technologies NV * (Netherlands)	59	768
Aviat Networks Inc *	5,834	16,335
Avid Technology Inc *	2,807	20,856
Aware Inc	164	1,058
Axcelis Technologies Inc *	10,214	12,257
AXT Inc *	3,074	12,142
Bankrate Inc *	538	9,894
Bazaarvoice Inc *	48	874
Bel Fuse Inc ‘B’	975	17,170
Benchmark Electronics Inc *	5,413	75,511
Black Box Corp	1,651	47,384
Blucora Inc *	3,204	39,473
Bottomline Technologies Inc *	2,339	42,219
Brightcove Inc *	33	503
Brightpoint Inc *	6,502	35,176
Brooks Automation Inc	6,252	59,019
CACI International Inc ‘A’ *	2,299	126,491
Calix Inc *	2,421	19,901
Ceva Inc *	538	9,474
Checkpoint Systems Inc *	3,805	33,142
CIBER Inc *	6,843	29,493
Ciena Corp *	2,287	37,438
Coherent Inc *	1,576	68,241
Cohu Inc	2,297	23,338
Computer Task Group Inc *	342	5,127
Comtech Telecommunications Corp	1,787	51,072
Convergys Corp	10,972	162,056
CSG Systems International Inc *	1,352	23,363
CTS Corp	3,220	30,332
Cymer Inc *	2,015	118,784
Daktronics Inc	2,603	17,987
DealerTrack Holdings Inc *	433	13,038
Demand Media Inc *	716	8,019
Demandware Inc *	31	734
Digi International Inc *	2,414	24,719
Digital River Inc *	3,468	57,638
Diodes Inc *	3,344	62,767
DSP Group Inc *	1,186	7,519
Earthlink Inc	9,982	74,266
Ebix Inc	672	13,406
Echelon Corp *	1,664	5,791
Electro Rent Corp	1,595	25,887
Electro Scientific Industries Inc	2,152	25,437
Electronics for Imaging Inc *	3,997	64,951
Emulex Corp *	8,170	58,824
Entegris Inc *	12,936	110,473
Entropic Communications Inc *	8,304	46,835
Envivio Inc *	513	3,288
EPIQ Systems Inc	2,724	33,369
ePlus Inc *	368	11,905

	Shares	Value
Euronet Worldwide Inc *	4,767	$81,611
Exar Corp *	3,041	24,815
Fabrinet * (Cayman)	2,079	26,091
FEI Co *	222	10,620
Finisar Corp *	8,585	128,432
First Solar Inc *	5,656	85,179
FormFactor Inc *	4,669	30,208
FSI International Inc *	3,705	13,301
Gerber Scientific Inc Escrow Shares * + r	1,382	14
Globecomm Systems Inc *	494	5,009
Glu Mobile Inc *	359	1,992
GSI Group Inc * (Canada)	2,595	29,739
GSI Technology Inc *	1,898	8,997
GT Advanced Technologies Inc *	1,712	9,039
Harmonic Inc *	11,055	47,094
Imation Corp *	2,862	16,914
Immersion Corp *	148	833
Infinera Corp *	1,060	7,250
Infoblox Inc *	37	848
Inphi Corp *	1,322	12,533
Insight Enterprises Inc *	4,173	70,232
Integrated Device Technology Inc *	13,380	75,196
Integrated Silicon Solution Inc *	2,583	26,062
Intermec Inc *	4,930	30,566
Internap Network Services Corp *	2,450	15,949
International Rectifier Corp *	6,503	129,995
Intersil Corp ‘A’	11,993	127,725
Intevac Inc *	2,186	16,439
IntraLinks Holdings Inc *	3,404	14,910
iPass Inc *	396	942
IXYS Corp *	2,310	25,803
j2 Global Inc	747	19,736
JDA Software Group Inc *	3,084	91,564
Kemet Corp *	4,241	25,488
Key Tronic Corp *	826	6,806
Keynote Systems Inc	1,471	21,844
KIT Digital Inc *	4,503	19,318
Kopin Corp *	6,302	21,679
KVH Industries Inc *	212	2,650
Lattice Semiconductor Corp *	11,109	41,881
LeCroy Corp *	430	6,132
Limelight Networks Inc *	5,656	16,572
Littelfuse Inc	196	11,150
Loral Space & Communications Inc	59	3,974
LTX-Credence Corp *	4,616	30,927
M/A-COM Technology Solutions Holdings Inc *	476	8,806
ManTech International Corp ‘A’	2,176	51,071
Marchex Inc ‘B’	2,134	7,704
Market Leader Inc *	320	1,626
Mattersight Corp *	64	511
Mattson Technology Inc *	5,520	9,660
MaxLinear Inc ‘A’ *	1,676	8,313
Measurement Specialties Inc *	166	5,397
MeetMe Inc *	1,488	3,497
MEMC Electronic Materials Inc *	16,891	36,653
Mentor Graphics Corp *	4,035	60,525
Mercury Computer Systems Inc *	2,915	37,691
Methode Electronics Inc	3,487	29,674
Millennial Media Inc *	64	844
Mindspeed Technologies Inc *	3,422	8,418
MIPS Technologies Inc *	1,053	7,024
MKS Instruments Inc	4,943	143,001
ModusLink Global Solutions Inc *	3,713	11,102
MoneyGram International Inc *	1,450	21,170
Monster Worldwide Inc *	11,407	96,959
MoSys Inc *	3,159	10,235
Multi-Fineline Electronix Inc *	659	16,238
Nanometrics Inc *	2,211	33,961

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-57

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
NeoPhotonics Corp *	1,788	$8,833
NETGEAR Inc *	1,974	68,123
Newport Corp *	3,592	43,176
Oclaro Inc *	4,886	14,853
OCZ Technology Group Inc *	6,341	33,607
OmniVision Technologies Inc *	4,928	65,838
Oplink Communications Inc *	1,788	24,192
Park Electrochemical Corp	1,956	50,621
PC Connection Inc	853	9,059
PCTEL Inc	1,695	10,967
Perficient Inc *	698	7,839
Pericom Semiconductor Corp *	2,223	20,007
Pervasive Software Inc *	1,129	8,456
Photronics Inc *	5,713	34,849
Plantronics Inc	2,664	88,978
Plexus Corp *	1,852	52,226
PLX Technology Inc *	343	2,178
Power-One Inc *	6,341	28,661
Progress Software Corp *	5,902	123,175
Proofpoint Inc *	34	576
QAD Inc ‘A’ *	49	697
QLogic Corp *	6,922	94,762
Quantum Corp *	20,877	42,380
QuickLogic Corp *	517	1,298
QuinStreet Inc *	3,060	28,336
RadiSys Corp *	2,136	13,414
Rambus Inc *	9,624	55,242
RealD Inc *	574	8,587
RealNetworks Inc	2,259	19,518
RF Micro Devices Inc *	22,968	97,614
Richardson Electronics Ltd	1,301	16,041
Rofin-Sinar Technologies Inc *	2,683	50,789
Rogers Corp *	882	34,936
Rosetta Stone Inc *	514	7,114
Rubicon Technology Inc *	1,610	16,422
Rudolph Technologies Inc *	3,022	26,352
Sanmina-SCI Corp *	7,667	62,793
Sapiens International Corp NV * (Netherlands)	1,292	4,651
ScanSource Inc *	2,587	79,266
SeaChange International Inc *	2,674	22,007
ShoreTel Inc *	569	2,492
Sigma Designs Inc *	3,084	19,676
Silicon Graphics International Corp *	2,852	18,310
Silicon Image Inc *	1,319	5,461
Sonus Networks Inc *	18,208	39,147
Spansion Inc ‘A’ *	4,544	49,893
SS&C Technologies Holdings Inc *	2,309	57,725
STEC Inc *	3,349	26,122
STR Holdings Inc *	2,869	13,083
SunPower Corp *	2,000	9,620
Super Micro Computer Inc *	289	4,584
Supertex Inc *	973	18,341
support.com Inc *	1,405	4,482
Sycamore Networks Inc *	1,936	28,111
Symmetricom Inc *	3,879	23,235
Synacor Inc *	39	534
SYNNEX Corp *	2,472	85,259
TechTarget Inc *	1,446	7,288
TeleNav Inc *	1,528	9,367
TeleTech Holdings Inc *	2,152	34,432
Tellabs Inc	34,410	114,585
Telular Corp	640	5,914
Tessco Technologies Inc	256	5,645
Tessera Technologies Inc	4,887	75,113
TiVo Inc *	5,859	48,454
TriQuint Semiconductor Inc *	15,861	87,235
TTM Technologies Inc *	4,992	46,975
Ultra Clean Holdings Inc *	2,206	14,185
Unisys Corp *	2,026	39,608

	Shares	Value
United Online Inc	8,553	$36,094
Unwired Planet Inc *	542	1,247
ValueClick Inc *	3,028	49,629
VASCO Data Security International Inc *	1,467	12,000
Veeco Instruments Inc *	2,719	93,425
Viasystems Group Inc *	357	6,069
Vishay Precision Group Inc *	1,135	15,833
WebMD Health Corp *	4,752	97,464
Westell Technologies Inc ‘A’ *	4,588	10,919
Zygo Corp *	1,238	22,111

		7,028,765

Materials - 4.9%
A. Schulman Inc	2,779	55,163
A.M. Castle & Co *	1,561	16,578
AK Steel Holding Corp	8,705	51,098
AMCOL International Corp	140	3,963
Boise Inc	9,456	62,220
Buckeye Technologies Inc	1,550	44,160
Calgon Carbon Corp *	852	12,115
Century Aluminum Co *	4,853	35,573
Chase Corp	601	7,933
Chemtura Corp *	2,843	41,224
Clearwater Paper Corp *	447	15,252
Coeur d’Alene Mines Corp *	4,976	87,379
Ferro Corp *	8,145	39,096
FutureFuel Corp	1,813	19,055
General Moly Inc *	5,349	16,796
Georgia Gulf Corp	1,191	30,573
Globe Specialty Metals Inc	5,370	72,119
Gold Reserve Inc * (Canada)	4,298	15,000
Golden Minerals Co *	2,695	12,154
Golden Star Resources Ltd (XASE) * (Canada)	24,385	28,287
Graphic Packaging Holding Co *	15,722	86,471
Handy & Harman Ltd *	65	876
Haynes International Inc	204	10,392
Hecla Mining Co	26,819	127,390
Horsehead Holding Corp *	4,121	41,045
Innospec Inc *	1,901	56,289
Kaiser Aluminum Corp	1,809	93,779
KapStone Paper and Packaging Corp *	3,792	60,103
Kraton Performance Polymers Inc *	3,033	66,453
Landec Corp *	1,812	15,511
Louisiana-Pacific Corp *	12,931	140,689
LSB Industries Inc *	749	23,152
Materion Corp	1,755	40,418
McEwen Mining Inc *	18,500	55,685
Metals USA Holdings Corp *	815	12,967
Minerals Technologies Inc	1,665	106,194
Neenah Paper Inc	592	15,800
Olin Corp	2,378	49,676
Olympic Steel Inc	849	13,941
OM Group Inc *	3,044	57,836
PH Glatfelter Co	3,341	54,692
PolyOne Corp	1,817	24,857
Quaker Chemical Corp	881	40,711
Resolute Forest Products *	7,578	87,753
Revett Minerals Inc * (Canada)	2,325	7,649
RTI International Metals Inc *	2,846	64,405
Schnitzer Steel Industries Inc ‘A’	2,375	66,548
Schweitzer-Mauduit International Inc	382	26,029
Sensient Technologies Corp	4,696	172,484
Spartech Corp *	2,931	15,153
Stepan Co	46	4,332
Stillwater Mining Co *	10,892	93,018
SunCoke Energy Inc *	1,937	28,377
Texas Industries Inc	2,121	82,740
TPC Group Inc *	342	12,637
Tredegar Corp	2,270	33,051

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-58

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
UFP Technologies Inc *	511	$8,636
United States Lime & Minerals Inc *	11	513
Universal Stainless & Alloy Products Inc *	642	26,386
Vista Gold Corp * (Canada)	5,486	15,964
Wausau Paper Corp	225	2,189
Worthington Industries Inc	4,913	100,569
Zep Inc	1,207	16,572
Zoltek Cos Inc *	2,562	23,135

		2,748,805

Telecommunication Services - 0.6%
Cbeyond Inc *	2,462	16,668
Cincinnati Bell Inc *	12,002	44,647
Consolidated Communications Holdings Inc	527	7,800
Fairpoint Communications Inc *	340	2,091
Hawaiian Telcom Holdco Inc *	986	19,237
IDT Corp ‘B’	144	1,413
inContact Inc *	351	1,759
Iridium Communications Inc *	4,008	35,912
Leap Wireless International Inc *	3,761	24,183
magicJack VocalTec Ltd * (Israel)	443	8,417
Neutral Tandem Inc *	2,662	35,085
ORBCOMM Inc *	1,703	5,552
Premiere Global Services Inc *	3,638	30,523
Shenandoah Telecommunications Co	2,248	30,595
SureWest Communications	1,293	27,243
USA Mobility Inc	2,127	27,353
Vonage Holdings Corp *	7,549	15,173

		333,651

Utilities - 6.7%
ALLETE Inc	3,587	149,937
American DG Energy Inc *	228	518
American States Water Co	1,591	62,972
Artesian Resources Corp ‘A’	697	15,013
Atlantic Power Corp * (Canada)	9,748	124,872
Avista Corp	5,521	147,411
Black Hills Corp	4,145	133,345
Cadiz Inc *	82	591
California Water Service Group	1,990	36,755
CH Energy Group Inc	1,403	92,163
Chesapeake Utilities Corp	898	39,260
Cleco Corp	5,731	239,728
Connecticut Water Service Inc	297	8,607
Consolidated Water Co Ltd (Cayman)	1,363	11,299
Delta Natural Gas Co Inc	639	13,885
El Paso Electric Co	3,762	124,748
Genie Energy Ltd ‘B’	1,406	10,925
GenOn Energy Inc *	72,640	124,214
IDACORP Inc	4,707	198,070
MGE Energy Inc	2,172	102,736
Middlesex Water Co	1,469	27,911
New Jersey Resources Corp	3,912	170,602
Northwest Natural Gas Co	2,521	120,000
NorthWestern Corp	3,426	125,734
Ormat Technologies Inc	1,203	25,732
Otter Tail Corp	3,197	73,115
Piedmont Natural Gas Co Inc	6,196	199,449
PNM Resources Inc	7,483	146,218
Portland General Electric Co	7,098	189,233
SJW Corp	923	22,161
South Jersey Industries Inc	2,238	114,071
Southwest Gas Corp	4,340	189,441
The Empire District Electric Co	3,952	83,387
The Laclede Group Inc	2,119	84,357
UIL Holdings Corp	4,767	170,945
Unitil Corp	1,282	33,973
UNS Energy Corp	3,782	145,267

	Shares	Value
WGL Holdings Inc	4,853	$192,907
York Water Co	310	5,546

		3,757,098

Total Common Stocks (Cost $52,357,263)		53,981,115

EXCHANGE-TRADED FUND - 0.9%
iShares Russell 2000 Value Index Fund	7,488	527,080

Total Exchange-Traded Fund (Cost $501,409)		527,080

CLOSED-END MUTUAL FUND - 0.0%
Firsthand Technology Value Fund Inc *	804	14,199

Total Closed-End Mutual Fund (Cost $15,280)		14,199

	Principal Amount

SHORT-TERM INVESTMENT - 2.2%
Repurchase Agreement - 2.2%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $1,206,702; collateralized by Federal Home Loan Bank: 0.230% due 05/21/13 and value $1,235,000)	$1,206,701	1,206,701

Total Short-Term Investment (Cost $1,206,701)		1,206,701

TOTAL INVESTMENTS - 99.4% (Cost $54,080,653)		55,729,095

OTHER ASSETS & LIABILITIES, NET - 0.6%		334,055

NET ASSETS - 100.0%		$56,063,150

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	34.5%
Industrials	12.7%
Information Technology	12.5%
Consumer Discretionary	11.0%
Utilities	6.7%
Energy	6.2%
Materials	4.9%
Health Care	4.6%
Consumer Staples	2.6%
Short-Term Investment	2.2%
Exchange-Traded Fund	0.9%
Telecommunication Services	0.6%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-59

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a total aggregate value of $14 or less than 0.1% of the net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(d)	As of June 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
(e)	As of June 30, 2012, $122,880 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/12)	19	$1,412,866	$98,394

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$6,148,374	$6,148,374	$-	$-
	Consumer Staples	1,428,323	1,428,323	-	-
	Energy	3,479,546	3,479,546	-	-
	Financials	19,312,755	19,312,755	-	-
	Health Care	2,602,935	2,602,935	-	-
	Industrials	7,140,863	7,140,863	-	-
	Information Technology	7,028,765	7,028,751	-	14
	Materials	2,748,805	2,748,805	-	-
	Telecommunication Services	333,651	333,651	-	-
	Utilities	3,757,098	3,757,098	-	-

		53,981,115	53,981,101	-	14
	Exchange-Traded Fund	527,080	527,080	-	-
	Closed-End Mutual Fund	14,199	14,199	-	-
	Short-Term Investment	1,206,701	-	1,206,701	-
	Derivatives:
	Equity Contracts
	Futures	98,394	98,394	-	-

	Total	$55,827,489	$54,620,774	$1,206,701	$14

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

Common Stocks
Value, Beginning of Period	$14
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$14

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

Additional required information about certain Level 3 fair value measurements of the portfolio as of June 30, 2012 were as follows:

	Value at 06/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock	$14	Value determined by a valuation committee established under the Fund Procedures (See Note 3C in Notes to Financial Statements)	Difference between last traded price and cash merger price	NA - (one security)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-60

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Chile - 0.0%
Cencosud SA Exp. 07/21/12 *	1,633	$528

Total Rights (Cost $0)		528

PREFERRED STOCKS - 6.5%
Brazil - 6.4%
AES Tiete SA	2,800	39,857
Banco Bradesco SA	1,300	19,379
Banco Bradesco SA ADR	20,546	305,519
Banco do Estado do Rio Grande do Sul SA ‘B’	5,200	36,764
Braskem SA ADR	2,100	27,951
Centrais Eletricas Brasileiras SA ‘B’	3,500	34,015
Centrais Eletricas Brasileiras SA ADR	800	7,664
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,400	55,986
Cia de Bebidas das Americas ADR	8,250	316,222
Cia Energetica de Minas Gerais	3,987	74,499
Cia Energetica de Sao Paulo ‘B’	3,500	63,953
Gerdau SA	4,561	40,194
Gerdau SA ADR	6,842	59,936
Gol Linhas Aereas Inteligentes SA ADR *	1,192	5,257
Itau Unibanco Holding SA	2,700	38,030
Itau Unibanco Holding SA ADR	23,200	322,944
Klabin SA	10,800	48,932
Lojas Americanas SA	6,124	40,396
Petroleo Brasileiro SA	882	8,014
Petroleo Brasileiro SA ADR	25,554	463,550
Telefonica Brasil SA	1,800	44,792
Ultrapar Participacoes SA ADR	3,200	72,576
Usinas Siderurgicas de Minas Gerais SA ‘A’	7,505	23,615
Vale SA	500	9,749
Vale SA ADR	23,406	456,651

		2,616,445

Colombia - 0.1%
BanColombia SA ADR	800	49,472

Total Preferred Stocks (Cost $2,932,090)		2,665,917

COMMON STOCKS - 91.9%
Bermuda - 0.6%
Brilliance China Automotive Holdings Ltd *	60,000	52,824
COSCO Pacific Ltd	24,182	33,259
Credicorp Ltd	788	99,201
GOME Electrical Appliances Holdings Ltd	131,000	17,455
Kunlun Energy Co Ltd	20,000	32,154

		234,893

Brazil - 6.8%
AES Tiete SA	1,400	17,287
All America Latina Logistica SA	3,300	13,933
Amil Participacoes SA	3,700	37,028
Banco Bradesco SA	5,043	62,771
Banco do Brasil SA	8,337	81,066
Banco Santander Brasil SA ADR	13,939	108,027
BM&FBOVESPA SA	23,127	118,024
BR Malls Participacoes SA	4,100	46,951

	Shares	Value
BRF - Brasil Foods SA ADR	7,300	$110,887
CCR SA	9,200	74,800
Centrais Eletricas Brasileiras SA ADR	2,651	18,637
CETIP SA - Mercados Organizados	2,800	34,991
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,300	98,618
Cia Hering	2,200	41,733
Cia Paranaense de Energia ADR	2,200	47,696
Cia Siderurgica Nacional SA ADR	8,700	49,329
Cielo SA	4,100	120,601
Cosan SA Industria e Comercio	3,876	59,804
CPFL Energia SA ADR	1,160	28,988
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,100	30,212
Diagnosticos da America SA	1,100	7,235
Duratex SA	3,000	15,878
EcoRodovias Infraestrutura e Logistica SA	6,000	48,305
Embraer SA ADR	2,500	66,325
Fibria Celulose SA ADR *	2,900	21,721
Hypermarcas SA *	6,300	37,232
Itau Unibanco Holding SA	2,600	32,893
JBS SA *	10,139	30,440
Localiza Rent a Car SA	2,700	40,799
Lojas Americanas SA	2,084	11,931
Lojas Renner SA	1,600	44,889
MRV Engenharia e Participacoes SA	6,400	29,634
Multiplan Empreendimentos Imobiliarios SA	700	17,133
Natura Cosmeticos SA	1,821	42,612
Odontoprev SA	7,400	37,580
OGX Petroleo e Gas Participacoes SA *	10,000	27,384
Oi SA	1,200	5,646
Oi SA ADR	6,344	69,334
Petroleo Brasileiro SA	4,478	42,138
Petroleo Brasileiro SA ADR	16,286	305,688
Porto Seguro SA	2,300	19,593
Raia Drogasil SA	3,300	33,271
Redecard SA	3,700	60,515
Souza Cruz SA	4,300	63,114
Telefonica Brasil SA ADR	1,590	39,337
Tim Participacoes SA	7,200	40,006
Totvs SA	1,828	35,222
Tractebel Energia SA	2,200	40,692
Vale SA ADR	14,578	289,373
Weg SA	3,200	31,052

		2,788,355

Cayman - 2.4%
Agile Property Holdings Ltd	10,000	13,043
Belle International Holdings Ltd	33,000	56,531
China Mengniu Dairy Co Ltd	29,000	77,230
China Resources Cement Holdings Ltd	52,000	30,569
China Resources Land Ltd	16,000	33,125
Country Garden Holdings Co Ltd *	65,044	25,811
ENN Energy Holdings Ltd	10,000	35,228
Evergrande Real Estate Group Ltd	38,000	19,644
GCL-Poly Energy Holdings Ltd	89,000	19,714
Hengan International Group Co Ltd	6,000	58,261
Longfor Properties Co Ltd	31,500	49,400
Parkson Retail Group Ltd	47,500	43,131
Shimao Property Holdings Ltd	24,926	38,665
Soho China Ltd	8,500	6,532
Tencent Holdings Ltd	11,100	327,789
Tingyi Holding Corp	18,000	46,458
Want Want China Holdings Ltd	89,000	110,335

		991,466

Chile - 2.4%
Banco de Chile ADR	770	65,093
Banco de Credito e Inversiones	828	51,519
Banco Santander Chile SA ADR	600	46,494

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-61

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
CAP SA	1,029	$37,913
Cencosud SA	15,223	83,783
Cia Cervecerias Unidas SA ADR	800	49,888
Cia General de Electricidad SA	3,373	15,297
Colbun SA *	179,217	49,748
Corpbanca	3,670,204	46,249
E.CL SA	14,388	34,304
Empresa Nacional de Electricidad SA ADR	1,700	86,751
Empresas CMPC SA	13,812	54,889
Empresas COPEC SA	5,905	87,203
Enersis SA ADR	4,200	78,540
ENTEL Chile SA	966	18,327
Latam Airlines Group SA ADR	2,200	57,420
SACI Falabella	4,670	42,666
Sociedad Matriz SAAM SA *	95,113	10,257
Sociedad Quimica y Minera de Chile SA ADR	1,300	72,371

		988,712

China - 8.1%
Agricultural Bank of China Ltd ‘H’	174,000	70,251
Aluminum Corp of China Ltd ADR *	2,300	25,070
Anhui Conch Cement Co Ltd ‘H’	12,000	32,994
Bank of China Ltd ‘H’	708,400	271,063
Bank of Communications Co Ltd ‘H’	87,925	59,655
BBMG Corp ‘H’	36,500	25,664
BYD Co Ltd ‘H’ *	11,000	21,121
China BlueChemical Ltd ‘H’	22,000	12,609
China Citic Bank Corp Ltd ‘H’	105,000	54,161
China Coal Energy Co Ltd ‘H’	52,000	43,231
China Communications Construction Co Ltd ‘H’	42,000	37,263
China Communications Services Corp Ltd ‘H’ *	68,000	33,712
China Construction Bank Corp ‘H’	606,340	418,056
China COSCO Holdings Co Ltd ‘H’ *	8,500	3,810
China Life Insurance Co Ltd ‘H’	17,000	44,550
China Life Insurance Co Ltd ADR	4,353	171,900
China Longyuan Power Group Corp ‘H’	30,000	19,758
China Merchants Bank Co Ltd ‘H’	32,300	61,175
China Minsheng Banking Corp Ltd ‘H’	43,500	38,898
China National Building Material Co Ltd ‘H’	20,000	21,791
China Oilfield Services Ltd ‘H’	14,000	20,216
China Pacific Insurance Group Co Ltd ‘H’	12,200	39,773
China Petroleum & Chemical Corp ‘H’	36,000	32,271
China Petroleum & Chemical Corp ADR ‘H’	1,400	124,866
China Railway Construction Corp Ltd ‘H’	70,000	58,892
China Shenhua Energy Co Ltd ‘H’	33,500	118,140
China Shipping Container Lines Co Ltd ‘H’ *	95,000	23,194
China Shipping Development Co Ltd ‘H’	24,000	11,352
China Telecom Corp Ltd ADR	1,100	48,422
CSR Corp Ltd	40,000	31,353
Dongfeng Motor Group Co Ltd ‘H’	28,000	43,870
Great Wall Motor Co Ltd ‘H’	31,000	62,216
Guangzhou Automobile Group Co Ltd ‘H’ *	42,000	35,347
Guangzhou R&F Properties Co Ltd ‘H’	40,000	53,417
Huaneng Power International Inc ‘H’	86,000	64,984
Industrial & Commercial Bank of China ‘H’	605,045	338,326
Jiangxi Copper Co Ltd ‘H’	15,000	33,248
Maanshan Iron & Steel ‘H’ *	60,000	13,930
PetroChina Co Ltd ‘H’	28,000	36,437
PetroChina Co Ltd ADR	1,750	225,995
PICC Property & Casualty Co Ltd ‘H’	16,000	18,113
Ping An Insurance Group Co ‘H’	17,000	137,073
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	57,698
Sinopec Shanghai Petrochemical Co Ltd ADR	619	17,648
Sinopharm Group Co Ltd ‘H’	2,000	5,538
Weichai Power Co Ltd ‘H’ *	6,000	23,996
Yanzhou Coal Mining Co Ltd ADR	1,600	24,496
Zhaojin Mining Industry Co Ltd ‘H’	29,000	38,173
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	22,028
Zijin Mining Group Co Ltd ‘H’	112,000	37,941

	Shares	Value
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’ *	36,800	$47,291
ZTE Corp ‘H’	12,000	23,439

		3,336,415

Colombia - 0.3%
Ecopetrol SA ADR	2,328	129,879

Czech Republic - 0.4%
CEZ AS	3,220	111,238
Komercni Banka AS	225	39,093
Telefonica Czech Republic AS	1,470	28,090

		178,421

Egypt - 0.1%
Commercial International Bank SAE GDR	3,406	14,529
Orascom Construction Industries GDR	720	29,142
Orascom Telecom Holding SAE *	1,246	3,115

		46,786

Hong Kong - 3.6%
Beijing Enterprises Holdings Ltd	9,500	57,341
China Agri-Industries Holdings Ltd	19,000	10,432
China Everbright Ltd	8,000	11,447
China Merchants Holdings International Co Ltd	14,000	42,729
China Mobile Ltd	9,000	99,031
China Mobile Ltd ADR	9,650	527,565
China Overseas Land & Investment Ltd	34,000	79,760
China Resources Enterprise Ltd	10,000	29,883
China Resources Power Holdings Co Ltd	10,000	20,588
China Taiping Insurance Holdings Co Ltd *	15,400	25,116
China Unicom Ltd	10,000	12,538
China Unicom Ltd ADR	5,300	66,515
Citic Pacific Ltd	11,000	16,766
CNOOC Ltd	40,000	80,692
CNOOC Ltd ADR	1,380	277,725
Fosun International Ltd	71,500	37,238
Lenovo Group Ltd	72,000	61,337
Shanghai Industrial Holdings Ltd	5,169	13,726
Sino-Ocean Land Holdings Ltd	25,000	12,546

		1,482,975

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	390	28,228
OTP Bank PLC	4,369	69,510
Richter Gedeon Nyrt	182	30,021

		127,759

India - 7.7%
ABB Ltd (XNSE)	2,249	32,496
ACC Ltd	728	16,675
Adani Enterprises Ltd	1,199	4,824
Adani Ports & Special Economic Zone	9,699	21,087
Adani Power Ltd *	10,755	9,675
Ambuja Cements Ltd	3,982	12,575
Asian Paints Ltd	642	44,958
Axis Bank Ltd	4,230	77,473
Bajaj Auto Ltd *	565	15,992
Bank of India	6,327	39,551
Bharat Heavy Electricals Ltd	6,715	28,131
Bharti Airtel Ltd	15,159	83,481
Cairn India Ltd *	5,368	29,750
Cipla Ltd	9,033	51,249
DLF Ltd	14,014	50,253
Dr Reddy’s Laboratories Ltd ADR	1,900	56,392
Federal Bank Ltd	1,667	13,432
GAIL India Ltd	5,282	33,428
GAIL India Ltd GDR ~	280	10,150
HCL Technologies Ltd	2,226	18,959

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-62

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
HDFC Bank Ltd	19,271	$195,045
Hero MotoCorp Ltd	938	36,291
Hindalco Industries Ltd	15,938	34,632
Hindustan Unilever Ltd	8,174	66,707
Hindustan Zinc Ltd	2,670	5,921
ICICI Bank Ltd ADR	4,200	136,122
Idea Cellular Ltd *	30,201	41,285
Indian Oil Corp Ltd	7,289	33,361
Infosys Ltd ADR	6,000	270,360
Infrastructure Development Finance Co Ltd	16,783	41,291
ITC Ltd	23,162	108,289
Jaiprakash Associates Ltd	49,050	65,367
Jindal Steel & Power Ltd	5,356	45,248
JSW Steel Ltd	858	10,499
Kotak Mahindra Bank Ltd	2,754	29,392
Larsen & Toubro Ltd	1,933	48,754
Mahindra & Mahindra Ltd	3,208	40,662
National Aluminium Co Ltd	5,262	5,655
Nestle India Ltd	608	49,478
NHPC Ltd	64,839	21,265
NTPC Ltd	11,174	32,160
Oil & Natural Gas Corp Ltd	8,392	42,938
Oil India Ltd	4,590	41,254
Oracle Financial Services Software Ltd *	841	40,215
Power Grid Corp of India Ltd	22,814	46,687
Ranbaxy Laboratories Ltd *	5,898	52,027
Reliance Capital Ltd	6,056	39,391
Reliance Communications Ltd	17,316	19,637
Reliance Industries Ltd GDR (LI) ~	8,064	214,300
Reliance Infrastructure Ltd	4,162	42,080
Reliance Power Ltd *	15,483	29,826
Sesa Goa Ltd	3,750	13,022
Shriram Transport Finance Co Ltd	534	5,072
State Bank of India	1,890	73,421
Sterlite Industries India Ltd ADR	4,900	37,142
Sun Pharmaceutical Industries Ltd	7,057	80,304
Tata Consultancy Services Ltd	6,638	152,760
Tata Motors Ltd ADR	3,200	70,272
Tata Power Co Ltd	7,070	13,397
Tata Steel Ltd	5,646	44,885
UltraTech Cement Ltd	342	9,342
United Spirits Ltd	921	11,341
Wipro Ltd	6,066	43,642
Yes Bank Ltd *	7,759	47,402
Zee Entertainment Enterprises Ltd	13,255	35,208

		3,173,880

Indonesia - 3.1%
P.T. Adaro Energy Tbk	212,500	33,224
P.T. Astra Agro Lestari Tbk	500	1,071
P.T. Astra International Tbk	255,000	186,463
P.T. Bank Central Asia Tbk	156,000	121,747
P.T. Bank Danamon Indonesia Tbk	99,000	63,599
P.T. Bank Mandiri Persero Tbk	175,629	135,946
P.T. Bank Negara Indonesia Persero Tbk	179,000	73,595
P.T. Bank Rakyat Indonesia Persero Tbk	176,000	120,451
P.T. Bumi Resources Tbk	122,000	14,693
P.T. Bumi Serpong Damai Tbk	255,000	32,250
P.T. Charoen Pokphand Indonesia Tbk	88,000	32,159
P.T. Gudang Garam Tbk	8,500	56,280
P.T. Indo Tambangraya Megah Tbk	7,000	26,952
P.T. Indocement Tunggal Prakarsa Tbk	22,000	40,741
P.T. Indofood Sukses Makmur Tbk	40,000	20,717
P.T. Kalbe Farma Tbk	28,000	11,272
P.T. Perusahaan Gas Negara Persero Tbk	102,500	38,717
P.T. Semen Gresik Persero Tbk	25,000	30,194
P.T. Tambang Batubara Bukit Asam Persero Tbk	24,000	37,923
P.T. Telekomunikasi Indonesia Persero Tbk ADR	3,100	107,973

	Shares	Value
P.T. Unilever Indonesia Tbk	18,500	$45,276
P.T. United Tractors Tbk	22,696	52,250
P.T. Vale Indonesia Tbk	39,500	11,320

		1,294,813

Luxembourg - 0.0%
Kernel Holding SA *	891	16,331

Malaysia - 4.3%
AirAsia Bhd	48,800	55,207
Alliance Financial Group Bhd	20,300	26,698
AMMB Holdings Bhd	26,900	53,427
Axiata Group Bhd	24,200	41,794
British American Tobacco Malaysia Bhd	3,600	63,729
CIMB Group Holdings Bhd	63,000	150,767
Dialog Group Bhd	40,800	30,289
DiGi.Com Bhd	40,900	54,889
Gamuda Bhd	22,900	25,311
Genting Bhd	22,300	67,283
Genting Malaysia Bhd	61,900	70,521
Hong Leong Bank Bhd	5,900	23,176
IJM Corp Bhd	29,500	46,841
IOI Corp Bhd	42,246	69,288
Kuala Lumpur Kepong Bhd	8,500	61,685
Malayan Banking Bhd	55,698	152,982
Malaysia Airports Holdings Bhd	9,000	16,073
Maxis Bhd	27,900	56,282
MISC Bhd	23,160	33,742
Petronas Chemicals Group Bhd	24,500	50,100
Petronas Dagangan Bhd	3,500	23,443
Petronas Gas Bhd	5,700	32,381
PPB Group Bhd	8,300	41,772
Public Bank Bhd	2,100	9,113
RHB Capital Bhd	22,181	51,859
Sime Darby Bhd	41,100	128,279
Telekom Malaysia Bhd	29,300	52,229
Tenaga Nasional Bhd	43,900	93,518
UEM Land Holdings Bhd *	41,900	27,626
UMW Holdings Bhd	20,500	59,346
YTL Corp Bhd	112,608	71,944
YTL Power International Bhd	55,000	30,563

		1,772,157

Mexico - 6.2%
Alfa SAB de CV ‘A’	4,300	68,724
America Movil SAB de CV ‘L’	42,272	55,265
America Movil SAB de CV ‘L’ ADR	21,818	568,577
Arca Continental SAB de CV	7,000	40,616
Cemex SAB de CV ADR *	14,150	95,229
Coca-Cola Femsa SAB de CV ADR	600	78,528
El Puerto de Liverpool SAB de CV ‘C1’	1,400	11,753
Fomento Economico Mexicano SAB de CV ADR	3,600	321,300
Grupo Aeroportuario del Pacifico SAB de CV ADR	711	28,056
Grupo Aeroportuario del Sureste SAB de CV ADR	411	32,087
Grupo Bimbo SAB de CV ‘A’	11,400	28,022
Grupo Carso SAB de CV ‘A1’	6,500	21,157
Grupo Elektra SAB de CV	1,215	48,911
Grupo Financiero Banorte SAB de CV ‘O’	25,848	133,583
Grupo Financiero Inbursa SAB de CV ‘O’	42,900	96,447
Grupo Mexico SAB de CV ‘B’	55,162	163,960
Grupo Modelo SAB de CV ‘C’	10,549	93,314
Grupo Televisa SAB ADR	8,100	173,988
Impulsora del Desarrollo y el Empleo en America Latina SA de CV *	11,300	19,060
Industrias Penoles SAB de CV	1,075	46,095
Kimberly-Clark de Mexico SAB de CV ‘A’	27,000	52,888

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-63

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Mexichem SAB de CV	14,220	$61,167
Minera Frisco SAB de CV ‘A1’ *	9,900	41,783
Organizacion Soriana SAB de CV ‘B’ *	20,692	64,994
Wal-Mart de Mexico SAB de CV ‘V’	78,000	208,687

		2,554,191

Netherlands - 0.1%
X5 Retail Group NV GDR *	1,178	26,992

Peru - 0.3%
Cia de Minas Buenaventura SA ADR	2,748	104,369

Philippines - 1.2%
Aboitiz Equity Ventures Inc	15,700	18,366
Aboitiz Power Corp	21,700	17,649
Alliance Global Group Inc	169,300	46,851
Ayala Corp	5,030	56,364
Ayala Land Inc	55,300	28,450
Bank of the Philippine Islands	8,000	14,212
BDO Unibank Inc	17,853	26,997
Energy Development Corp	104,000	14,895
International Container Terminal Services Inc	6,520	11,424
Manila Electric Co	3,410	20,581
Metropolitan Bank & Trust	5,000	10,999
Philippine Long Distance Telephone Co	425	26,759
San Miguel Corp	15,060	40,801
SM Investments Corp	4,390	76,306
SM Prime Holdings Inc	64,000	19,915
Universal Robina Corp	31,820	47,883

		478,452

Poland - 1.4%
Bank Pekao SA	1,251	57,051
BRE Bank SA *	215	19,182
KGHM Polska Miedz SA	1,732	75,659
Lubelski Wegiel Bogdanka SA	391	14,345
PGE SA	8,051	47,019
Polski Koncern Naftowy ORLEN SA *	4,829	54,348
Polskie Gornictwo Naftowe i Gazownictwo SA	22,886	28,541
Powszechna Kasa Oszczednosci Bank Polski SA	6,680	69,436
Powszechny Zaklad Ubezpieczen SA	800	80,397
Synthos SA	25,885	46,221
Tauron Polska Energia SA	22,376	30,790
Telekomunikacja Polska SA	7,313	34,188

		557,177

Russia - 4.5%
Federal Hydrogenerating Co JSC ADR *	17,420	41,776
Gazprom OAO ADR (LI) *	65,709	622,009
Lukoil OAO ADR (LI) *	6,170	344,914
Mechel ADR	1,900	12,255
MMC Norilsk Nickel OJSC ADR *	5,966	98,850
Novolipetsk Steel OJSC GDR ~	1,300	21,177
Rosneft Oil Co GDR * ~	19,300	120,818
Rostelecom OJSC ADR *	304	6,658
Sberbank of Russia ADR *	21,178	230,363
Severstal OAO GDR ~	3,870	45,395
Surgutneftegas OJSC ADR (LI) *	2,647	21,989
Tatneft ADR *	2,499	84,215
Uralkali OJSC GDR (LI) ~	2,961	114,232
VTB Bank OJSC GDR * ~	11,312	39,931
VTB Bank OJSC GDR (LI) * ~	10,700	37,969

		1,842,551

South Africa - 8.3%
ABSA Group Ltd	5,010	86,886
African Bank Investments Ltd	12,684	56,405

	Shares	Value
African Rainbow Minerals Ltd	1,851	$37,693
Anglo American Platinum Ltd	1,008	60,031
AngloGold Ashanti Ltd ADR	5,546	190,450
ArcelorMittal South Africa Ltd	3,427	22,001
Aspen Pharmacare Holdings Ltd *	4,869	75,145
Barloworld Ltd	4,976	49,377
Bidvest Group Ltd	4,150	92,736
Discovery Holdings Ltd	4,168	26,576
Exxaro Resources Ltd	2,483	57,988
FirstRand Ltd	32,481	105,257
Gold Fields Ltd ADR	10,500	134,505
Harmony Gold Mining Co Ltd ADR	5,600	52,640
Impala Platinum Holdings Ltd	6,119	101,760
Imperial Holdings Ltd	2,312	48,786
Investec Ltd	8,531	50,236
Kumba Iron Ore Ltd	1,066	71,910
Liberty Holdings Ltd	2,176	23,111
Life Healthcare Group Holdings Ltd	11,043	42,088
Massmart Holdings Ltd	1,068	22,114
Mediclinic International Ltd	2,620	12,007
MMI Holdings Ltd	12,543	27,660
Mondi Ltd	4,228	36,123
Mr Price Group Ltd	1,970	26,989
MTN Group Ltd	20,138	348,101
Naspers Ltd ‘N’	5,411	289,361
Nedbank Group Ltd	3,927	83,723
Netcare Ltd	22,886	44,808
Pretoria Portland Cement Co Ltd	640	2,101
Sanlam Ltd	21,483	94,241
Sasol Ltd	1,209	50,860
Sasol Ltd ADR	5,366	227,787
Shoprite Holdings Ltd	6,798	125,607
Standard Bank Group Ltd	16,965	230,151
Steinhoff International Holdings Ltd *	26,558	80,354
The Foschini Group Ltd	4,177	65,531
The SPAR Group Ltd	2,292	31,927
Tiger Brands Ltd	2,572	77,258
Truworths International Ltd	6,686	73,330
Vodacom Group Ltd	4,355	49,656
Woolworths Holdings Ltd	7,243	44,615

		3,429,885

South Korea - 14.4%
Amorepacific Corp	28	26,050
Cheil Industries Inc	540	47,530
CJ CheilJedang Corp	236	67,378
Daelim Industrial Co Ltd	470	37,602
Daewoo International Corp	650	18,810
Daewoo Securities Co Ltd	3,091	28,776
Daewoo Shipbuilding & Marine Engineering Co Ltd	1,510	35,102
Dongbu Insurance Co Ltd	1,180	43,553
Doosan Corp	175	19,923
Doosan Heavy Industries & Construction Co Ltd	682	34,606
Doosan Infracore Co Ltd *	1,790	29,115
E-Mart Co Ltd	206	45,247
GS Engineering & Construction Corp	488	32,961
GS Holdings	712	32,801
Hana Financial Group Inc	2,850	90,977
Hankook Tire Co Ltd	1,580	62,789
Hanwha Chemical Corp	1,080	20,184
Honam Petrochemical Corp	244	51,206
Hyundai Department Store Co Ltd	294	36,740
Hyundai Engineering & Construction Co Ltd	436	25,067
Hyundai Glovis Co Ltd	175	33,648
Hyundai Heavy Industries Co Ltd	604	137,648
Hyundai Marine & Fire Insurance Co Ltd	1,790	46,582
Hyundai Merchant Marine Co Ltd *	220	4,852
Hyundai Mipo Dockyard	263	27,503

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-64

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Hyundai Mobis	912	$220,773
Hyundai Motor Co	1,890	387,728
Hyundai Steel Co	734	54,514
Industrial Bank of Korea	2,980	33,535
Kangwon Land Inc	1,080	23,009
KB Financial Group Inc	30	977
KB Financial Group Inc ADR	3,700	120,953
KCC Corp	151	36,902
Kia Motors Corp	2,830	186,404
Korea Electric Power Corp ADR *	5,300	59,254
Korea Exchange Bank *	3,170	22,629
Korea Gas Corp	550	19,536
Korea Life Insurance Co Ltd	5,790	32,530
Korea Zinc Co Ltd	171	58,038
Korean Air Lines Co Ltd *	518	22,906
KT Corp ADR	100	1,318
KT&G Corp	1,026	72,769
Kumho Petro Chemical Co Ltd	349	37,204
LG Chem Ltd	497	128,541
LG Corp	1,093	53,080
LG Display Co Ltd *	800	15,119
LG Display Co Ltd ADR *	3,700	34,965
LG Electronics Inc	1,126	60,745
LG Household & Health Care Ltd	101	54,424
LG Uplus Corp	2,390	11,631
Lotte Shopping Co Ltd	119	32,481
Mando Corp	157	23,385
NCSoft Corp	291	69,729
NHN Corp	433	94,957
OCI Co Ltd	339	67,715
Orion Corp	48	39,844
POSCO	172	54,921
POSCO ADR	2,696	216,866
S-Oil Corp	399	32,082
Samsung C&T Corp	1,942	112,054
Samsung Electro-Mechanics Co Ltd	648	60,733
Samsung Electronics Co Ltd	1,299	1,377,230
Samsung Engineering Co Ltd	386	61,268
Samsung Fire & Marine Insurance Co Ltd	425	84,149
Samsung Heavy Industries Co Ltd	2,510	83,151
Samsung Life Insurance Co Ltd	573	46,714
Samsung SDI Co Ltd	434	58,464
Samsung Securities Co Ltd	436	18,877
Samsung Techwin Co Ltd	505	34,463
Shinhan Financial Group Co Ltd	1,290	44,898
Shinhan Financial Group Co Ltd ADR	2,100	149,058
Shinsegae Co Ltd	36	6,639
SK C&C Co Ltd	172	16,113
SK Holdings Co Ltd	260	30,513
SK Hynix Inc *	5,310	112,240
SK Innovation Co Ltd	698	85,434
SK Telecom Co Ltd ADR	3,000	36,300
Woongjin Coway Co Ltd	1,260	39,270
Woori Finance Holdings Co Ltd	5,310	58,308

		5,933,990

Taiwan - 11.4%
Acer Inc	36,156	37,800
Advanced Semiconductor Engineering Inc ADR	10,602	43,150
Asia Cement Corp	37,873	47,738
Asustek Computer Inc	8,667	80,171
AU Optronics Corp ADR	16,068	64,593
Catcher Technology Co Ltd	9,000	60,916
Cathay Financial Holding Co Ltd *	118,828	117,672
Cheng Shin Rubber Industry Co Ltd	14,400	36,414
Chimei InnoLux Corp *	53,968	22,530
China Airlines Ltd	38,436	17,320
China Development Financial Holding Corp	144,834	34,571
China Life Insurance Co Ltd	27,375	25,862

	Shares	Value
China Petrochemical Development Corp	15,400	$13,052
China Steel Corp	151,482	142,509
Chinatrust Financial Holding Co Ltd	117,178	67,448
Chunghwa Telecom Co Ltd ADR	4,506	141,624
Compal Electronics Inc	45,092	41,506
Delta Electronics Inc	22,000	68,157
E.Sun Financial Holding Co Ltd	79,464	41,159
Epistar Corp	8,000	17,867
Eva Airways Corp	13,000	7,927
Far Eastern Department Stores Co Ltd	19,000	18,042
Far Eastern New Century Corp	45,216	48,170
Far EasTone Telecommunications Co Ltd	20,000	43,326
First Financial Holding Co Ltd	116,806	68,546
Formosa Chemicals & Fibre Corp	43,540	115,214
Formosa Petrochemical Corp	13,000	35,368
Formosa Plastics Corp	60,820	163,551
Foxconn Technology Co Ltd	8,400	30,778
Fubon Financial Holding Co Ltd	58,426	58,982
Giant Manufacturing Co Ltd	6,000	27,927
Hiwin Technologies Corp	4,000	41,098
Hon Hai Precision Industry Co Ltd	118,514	357,361
Hotai Motor Co Ltd	5,000	32,537
HTC Corp	11,572	152,152
Hua Nan Financial Holdings Co Ltd	102,670	56,984
Largan Precision Co Ltd	2,000	41,994
Lite-On Technology Corp	54,813	69,166
Macronix International	24,000	7,615
MediaTek Inc	17,020	157,729
Mega Financial Holding Co Ltd	89,760	66,538
Nan Ya Plastics Corp	48,410	87,375
Novatek Microelectronics Corp	6,000	18,574
Pegatron Corp	8,090	10,708
Pou Chen Corp	24,000	20,537
Powertech Technology Inc	13,300	25,998
President Chain Store Corp	13,000	69,379
Quanta Computer Inc	27,000	72,689
Radiant Opto-Electronics Corp *	11,000	55,772
Ruentex Industries Ltd	3,438	5,744
Shin Kong Financial Holding Co Ltd *	84,000	24,459
Siliconware Precision Industries Co	31,000	32,236
SinoPac Financial Holdings Co Ltd	109,515	41,628
Synnex Technology International Corp	21,000	51,362
Taishin Financial Holding Co Ltd	46,010	17,660
Taiwan Business Bank *	129,000	37,493
Taiwan Cement Corp	41,693	49,739
Taiwan Cooperative Financial Holding *	41,976	24,921
Taiwan Fertilizer Co Ltd	11,000	25,435
Taiwan Glass Industrial Corp	9,064	7,685
Taiwan Mobile Co Ltd	23,400	77,336
Taiwan Semiconductor Manufacturing Co Ltd *	318,779	872,541
Teco Electric & Machinery Co Ltd	69,000	45,093
Tripod Technology Corp	10,000	28,476
Uni-President Enterprises Corp	47,474	76,268
Unimicron Technology Corp	12,000	13,729
United Microelectronics Corp	147,000	64,315
Walsin Lihwa Corp	13,000	3,647
Wintek Corp	14,299	7,928
Wistron Corp	28,671	35,294
WPG Holdings Ltd	9,000	10,615
Yuanta Financial Holding Co Ltd *	87,210	40,016
Yulon Motor Co Ltd	7,000	12,450

		4,690,166

Thailand - 2.5%
Advanced Info Service PCL	11,600	67,724
Bangkok Bank PCL NVDR	10,100	61,147
Bangkok Dusit Medical Services PCL ‘F’	9,700	29,902
Bank of Ayudhya PCL NVDR	34,200	32,154
Banpu PCL	1,150	16,258
BEC World PCL	2,000	3,193

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-65

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Big C Supercenter PCL NVDR	9,100	$61,558
Charoen Pokphand Foods PCL	36,400	44,331
CP ALL PCL	29,200	32,832
IRPC PCL	203,300	23,175
Kasikornbank PCL	19,000	99,250
Krung Thai Bank PCL	81,900	41,715
PTT Exploration & Production PCL	18,600	98,738
PTT Global Chemical PCL	33,800	59,553
PTT PCL	14,500	148,276
Siam Cement PCL NVDR	5,300	52,890
Siam Commercial Bank PCL	14,900	69,638
Thai Oil PCL	18,400	33,406
TMB Bank PCL	327,600	15,777
Total Access Communication PCL NVDR	10,500	24,657

		1,016,174

Turkey - 1.5%
Akbank TAS	18,209	66,859
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,568	45,756
BIM Birlesik Magazalar AS	1,514	62,498
Eregli Demir ve Celik Fabrikalari TAS	14,794	16,510
KOC Holding AS	10,429	39,847
Tupras Turkiye Petrol Rafinerileri AS	2,068	44,327
Turk Telekomunikasyon AS	10,513	42,999
Turkcell Iletisim Hizmetleri AS ADR *	4,700	58,985
Turkiye Garanti Bankasi AS	22,770	89,772
Turkiye Halk Bankasi AS	3,821	30,005
Turkiye Is Bankasi ‘C’	20,672	55,120
Turkiye Vakiflar Bankasi Tao ‘D’	14,891	31,073
Yapi ve Kredi Bankasi AS *	22,801	46,940

		630,691

United Kingdom - 0.0%
Mail.ru Group Ltd GDR (LI) *	286	9,693

Total Common Stocks (Cost $35,793,132)		37,837,173

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement - 0.7%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $274,871; collateralized by U.S. Treasury Bills: 0.000% due 06/27/13 and value $284,430)	$274,871	274,871

Total Short-Term Investment (Cost $274,871)		274,871

TOTAL INVESTMENTS - 99.1% (Cost $39,000,093)		40,778,489

OTHER ASSETS & LIABILITIES, NET - 0.9%		372,046

NET ASSETS - 100.0%		$41,150,535

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.1%
Information Technology	13.6%
Materials	12.4%
Energy	11.6%
Consumer Staples	9.2%
Consumer Discretionary	7.9%
Telecommunication Services	7.5%
Industrials	7.4%
Utilities	4.2%
Health Care	1.5%
Short-Term Investment	0.7%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of June 30, 2012, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

South Korea	14.4%
Brazil	13.2%
Taiwan	11.4%
South Africa	8.3%
China	8.1%
India	7.7%
Mexico	6.2%
Russia	4.5%
Malaysia	4.3%
Hong Kong	3.6%
Indonesia	3.1%
Thailand	2.5%
Cayman	2.4%
Chile	2.4%
Turkey	1.5%
Poland	1.4%
Philippines	1.2%
Others (each less than 1.0%)	2.9%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-66

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$528	$528	$-	$-
	Preferred Stocks (1)	2,665,917	2,665,917	-	-
	Common Stocks
	Bermuda	234,893	99,201	135,692	-
	Brazil	2,788,355	2,788,355	-	-
	Cayman	991,466	-	991,466	-
	Chile	988,712	988,712	-	-
	China	3,336,415	638,397	2,698,018	-
	Colombia	129,879	129,879	-	-
	Czech Republic	178,421	-	178,421	-
	Egypt	46,786	3,115	43,671	-
	Hong Kong	1,482,975	871,805	611,170	-
	Hungary	127,759	-	127,759	-
	India	3,173,880	570,288	2,603,592	-
	Indonesia	1,294,813	107,973	1,186,840	-
	Luxembourg	16,331	-	16,331	-
	Malaysia	1,772,157	-	1,772,157	-
	Mexico	2,554,191	2,554,191	-	-
	Netherlands	26,992	-	26,992	-
	Peru	104,369	104,369	-	-
	Philippines	478,452	-	478,452	-
	Poland	557,177	-	557,177	-
	Russia	1,842,551	246,234	1,596,317	-
	South Africa	3,429,885	605,382	2,824,503	-
	South Korea	5,933,990	618,714	5,315,276	-
	Taiwan	4,690,166	249,367	4,440,799	-
	Thailand	1,016,174	16,258	999,916	-
	Turkey	630,691	58,985	571,706	-
	United Kingdom	9,693	9,693	-	-

		37,837,173	10,660,918	27,176,255	-
	Short-Term Investment	274,871	-	274,871	-

	Total	$40,778,489	$13,327,363	$27,451,126	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the period ended June 30, 2012, investments with a total aggregate value of $94,559 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices. Also during the period, investments with a total aggregate value of $16,258 was transferred from level 2 to level 1 as a result of the removal of valuation adjustments to exchange-traded prices.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-67

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Australia - 0.0%
Echo Entertainment Group Ltd Exp. 07/09/12 *	1,495	$1,453

Canada - 0.0%
Ivanhoe Mines Ltd Exp. 07/19/12 *	2,280	2,060

Spain - 0.0%
Repsol YPF SA Exp. 07/12/12 *	3,259	2,285
Zardoya Otis SA Exp. 07/31/12 *	1,175	635

		2,920

Total Rights (Cost $2,962)		6,433

PREFERRED STOCKS - 0.0%
Germany - 0.0%
Porsche Automobil Holding SE	364	18,126

Total Preferred Stocks (Cost $22,181)		18,126

COMMON STOCKS - 97.8%
Australia - 7.3%
Adelaide Brighton Ltd	2,560	8,371
AGL Energy Ltd	5,636	85,472
Alumina Ltd ADR	4,800	15,792
Amcor Ltd	17,972	130,972
AMP Ltd	35,289	140,123
Ansell Ltd	3,557	48,283
APA Group	4,692	24,043
Asciano Ltd	13,837	62,234
ASX Ltd	2,531	77,642
Atlas Iron Ltd	8,247	17,360
Australia & New Zealand Banking Group Ltd	33,382	757,808
Bank of Queensland Ltd	5,274	36,071
Bendigo and Adelaide Bank Ltd	5,226	39,836
BHP Billiton Ltd	678	22,101
BHP Billiton Ltd ADR	19,557	1,277,072
Boart Longyear Ltd	9,110	27,173
Boral Ltd	5,402	16,400
Brambles Ltd	20,138	127,729
Caltex Australia Ltd	1,123	15,688
Campbell Brothers Ltd	960	53,782
Challenger Ltd	4,422	14,798
Coca-Cola Amatil Ltd	7,742	106,334
Cochlear Ltd	610	41,313
Commonwealth Bank of Australia	20,023	1,095,786
Computershare Ltd	3,833	29,301
Crown Ltd	4,092	35,744
CSL Ltd	6,940	281,475
DUET Group	20,610	38,896
Echo Entertainment Group Ltd	8,968	39,340
Fairfax Media Ltd	15,784	9,037
Fortescue Metals Group Ltd	19,802	101,202
GrainCorp Ltd	2,239	21,960
Iluka Resources Ltd	3,604	42,232

	Shares	Value
Incitec Pivot Ltd	24,011	$70,783
Insurance Australia Group Ltd	17,691	63,396
Leighton Holdings Ltd	1,306	22,015
Lend Lease Group	6,871	51,002
Macquarie Group Ltd	4,437	119,463
Metcash Ltd	6,292	21,702
Mineral Resources Ltd	2,018	18,666
Monadelphous Group Ltd	628	14,204
National Australia Bank Ltd	28,035	680,841
New Hope Corp Ltd	4,341	17,857
Newcrest Mining Ltd	7,988	185,931
Orica Ltd	3,642	92,700
Origin Energy Ltd	12,888	162,111
OZ Minerals Ltd	2,731	22,160
PanAust Ltd *	5,908	16,823
Qantas Airways Ltd *	14,454	16,021
QBE Insurance Group Ltd	15,159	209,000
QR National Ltd	25,016	87,715
Ramsay Health Care Ltd	1,365	31,706
Regis Resources Ltd *	9,382	37,848
Rio Tinto Ltd	5,867	344,856
Santos Ltd	10,426	114,503
Seek Ltd	4,733	31,197
Sims Metal Management Ltd ADR	1,200	11,880
Sonic Healthcare Ltd	3,565	46,491
SP AusNet	14,345	14,977
Spark Infrastructure Group ~	5,561	8,694
Suncorp Group Ltd	15,144	126,389
Sydney Airport	2,779	8,280
Tabcorp Holdings Ltd	12,038	36,275
Tatts Group Ltd	21,346	57,542
Telstra Corp Ltd	56,529	214,209
Toll Holdings Ltd	9,685	39,769
Transurban Group	11,770	68,626
Treasury Wine Estates Ltd	6,471	28,958
UGL Ltd	1,497	19,119
Wesfarmers Ltd	12,476	384,083
Westpac Banking Corp	15,096	328,406
Westpac Banking Corp ADR	4,800	522,288
Whitehaven Coal Ltd	2,727	11,735
Woodside Petroleum Ltd	8,809	282,103
Woolworths Ltd	15,651	430,472
WorleyParsons Ltd	2,000	51,949

		9,966,115

Austria - 0.2%
Andritz AG	804	41,392
Erste Group Bank AG *	2,763	52,528
IMMOFINANZ AG *	18,349	58,410
OMV AG	1,646	51,673
Raiffeisen Bank International AG	256	8,385
Telekom Austria AG	2,991	29,400
Verbund AG	352	8,058
Vienna Insurance Group AG	178	7,191
Voestalpine AG	856	22,695

		279,732

Belgium - 0.9%
Ageas	22,419	44,407
Anheuser-Busch InBev NV	1,314	102,154
Anheuser-Busch InBev NV ADR	8,458	673,680
Belgacom SA	1,457	41,396
Colruyt SA	707	31,505
Delhaize Group SA	473	17,324
Delhaize Group SA ADR	749	27,496
KBC Groep NV	2,290	48,614
Mobistar SA	236	8,071
Solvay SA	639	63,218
Telenet Group Holding NV *	849	37,086

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-68

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
UCB SA	1,048	$52,884
Umicore SA	1,101	50,896

		1,198,731

Bermuda - 0.5%
Biosensors International Group Ltd *	13,000	11,759
Cheung Kong Infrastructure Holdings Ltd	5,000	30,024
Esprit Holdings Ltd	19,386	24,940
First Pacific Co Ltd	20,000	20,837
Golar LNG Ltd (XOSL)	834	31,810
Hongkong Land Holdings Ltd	19,000	109,409
Kerry Properties Ltd	7,000	29,813
Li & Fung Ltd	62,000	120,145
Noble Group Ltd	37,000	33,035
NWS Holdings Ltd	12,000	17,442
Seadrill Ltd	4,545	162,257
Shangri-La Asia Ltd	8,666	16,530
VTech Holdings Ltd	4,000	47,637
Yue Yuen Industrial Holdings Ltd	9,000	28,097

		683,735

Canada - 10.9%
Agnico-Eagle Mines Ltd (TSE)	2,500	101,267
Agrium Inc (TSE)	2,051	181,772
Aimia Inc	1,114	14,826
Alamos Gold Inc	2,400	37,482
Alimentation Couche Tard Inc ‘B’	1,500	65,504
AltaGas Ltd	1,600	45,497
ARC Resources Ltd	3,678	82,729
Atco Ltd ‘I’	300	21,298
AuRico Gold Inc (TSE) *	2,600	20,890
Bank of Montreal	8,280	457,551
Bank of Nova Scotia	14,870	770,301
Barrick Gold Corp (TSE)	13,145	495,149
Baytex Energy Corp	1,147	48,320
BCE Inc	3,250	134,009
Bell Aliant Inc	1,465	36,737
Bombardier Inc ‘B’	20,500	80,945
Bonavista Energy Corp	1,300	20,328
Brookfield Asset Management Inc ‘A’	8,200	271,508
Brookfield Office Properties Inc (TSE)	4,700	82,265
CAE Inc	1,400	13,600
Cameco Corp	4,548	99,930
Canadian Imperial Bank of Commerce	5,476	385,380
Canadian National Railway Co (TSE)	5,706	482,552
Canadian Natural Resources Ltd (TSE)	13,001	348,745
Canadian Oil Sands Ltd	7,419	143,702
Canadian Pacific Railway Ltd	2,300	168,801
Canadian Tire Corp Ltd ‘A’	800	54,124
Canadian Utilities Ltd ‘A’	1,400	91,376
Canadian Western Bank	700	18,165
Cenovus Energy Inc (TSE)	9,484	301,539
Centerra Gold Inc	1,100	7,693
CGI Group Inc ‘A’ *	2,700	64,894
CI Financial Corp	2,900	62,894
Crescent Point Energy Corp	3,607	134,629
Dollarama Inc	700	42,065
Eldorado Gold Corp	8,749	107,762
Empire Co Ltd ‘A’	800	42,165
Enbridge Inc	10,300	411,353
Encana Corp (TSE)	8,448	175,914
Enerplus Corp	1,296	16,650
Ensign Energy Services Inc	2,900	39,878
Fairfax Financial Holdings Ltd	248	98,201
Finning International Inc	1,600	37,214
First Capital Realty Inc	400	7,210
First Majestic Silver Corp *	1,600	23,102
First Quantum Minerals Ltd	5,400	95,472
Fortis Inc	3,000	95,148
Franco-Nevada Corp	350	15,828

	Shares	Value
George Weston Ltd	700	$39,768
Gildan Activewear Inc	1,400	38,572
Goldcorp Inc	10,458	393,729
Great-West Lifeco Inc	3,400	73,704
Husky Energy Inc	5,156	128,887
IAMGOLD Corp (TSE)	5,000	59,130
IGM Financial Inc	1,200	47,194
Imperial Oil Ltd	3,750	156,873
Industrial Alliance Insurance & Financial Services Inc	900	21,631
Inmet Mining Corp	367	15,043
Intact Financial Corp	1,750	108,960
Ivanhoe Mines Ltd (TSE) *	2,280	22,484
Keyera Corp	500	20,813
Kinross Gold Corp	15,359	125,364
Loblaw Cos Ltd	1,000	31,824
Lundin Mining Corp *	6,500	26,942
Magna International Inc	3,200	126,384
Manulife Financial Corp	21,976	239,381
MEG Energy Corp *	1,100	39,425
Methanex Corp (TSE)	1,400	38,998
Metro Inc	1,400	71,685
National Bank of Canada	2,200	157,248
New Gold Inc *	6,100	58,178
Nexen Inc	7,766	131,506
NovaCopper Inc *	133	266
Novagold Resources Inc *	800	4,196
Onex Corp	1,600	62,124
Open Text Corp *	600	30,062
Osisko Mining Corp *	3,200	22,002
Pacific Rubiales Energy Corp	3,450	73,060
Pan American Silver Corp	1,370	23,185
Paramount Resources Ltd ‘A’ *	200	4,809
Pembina Pipeline Corp	2,915	74,500
Pengrowth Energy Corp	3,100	19,670
Penn West Petroleum Ltd	6,849	91,894
Peyto Exploration & Development Corp	800	15,118
Potash Corp of Saskatchewan Inc (TSE)	10,051	439,318
Precision Drilling Corp *	2,800	19,059
Progress Energy Resources Corp	3,100	61,111
Progressive Waste Solutions Ltd	2,300	43,578
Quebecor Inc ‘B’	1,100	39,620
Research In Motion Ltd (TSE) *	4,057	30,046
Ritchie Bros Auctioneers Inc	804	17,231
Rogers Communications Inc ‘B’	4,600	166,767
Royal Bank of Canada	18,879	967,222
Saputo Inc	1,400	58,208
Shaw Communications Inc ‘B’	5,381	101,690
ShawCor Ltd ‘A’	1,100	39,814
Shoppers Drug Mart Corp	2,879	116,082
Silver Wheaton Corp	4,600	123,664
SNC-Lavalin Group Inc	1,825	68,368
Sun Life Financial Inc	8,561	186,255
Suncor Energy Inc (TSE)	19,725	570,380
SXC Health Solutions Corp (TSE) *	700	69,519
Talisman Energy Inc	13,660	156,578
Teck Resources Ltd ‘B’	8,150	252,401
TELUS Corp - Non-Voting Shares	1,800	105,320
The Jean Coutu Group PJC Inc ‘A’	3,100	45,795
The Toronto-Dominion Bank	11,435	894,942
Thomson Reuters Corp (TSE)	4,500	128,047
Tim Hortons Inc	2,100	110,703
Tourmaline Oil Corp *	1,800	47,524
TransAlta Corp	2,200	37,275
TransCanada Corp (TSE)	9,770	409,474
Trican Well Service Ltd	1,800	20,774
Trilogy Energy Corp	300	6,931
Uranium One Inc *	6,200	15,773
Valeant Pharmaceuticals International Inc (TSE) *	3,500	157,003

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-69

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Veresen Inc	2,500	$29,688
Vermilion Energy Inc	1,433	64,704
Viterra Inc	3,637	57,693
Westport Innovations Inc *	1,100	40,398
Yamana Gold Inc	9,300	143,506

		14,991,434

Cayman - 0.2%
AAC Technologies Holdings Inc	14,000	40,540
ASM Pacific Technology Ltd	1,200	15,310
Foxconn International Holdings Ltd *	27,000	9,848
Lifestyle International Holdings Ltd	8,500	18,665
Mongolian Mining Corp *	25,000	14,192
Sands China Ltd	32,400	103,789
Stella International Holdings Ltd	2,000	4,963
Veripos Inc * + r	318	123
Wynn Macau Ltd	16,800	39,592

		247,022

Cyprus - 0.0%
ProSafe SE	2,381	17,312

Denmark - 1.1%
A.P. Moller - Maersk AS ‘A’	5	31,246
A.P. Moller - Maersk AS ‘B’	17	111,875
Carlsberg AS ‘B’	1,388	109,371
Chr. Hansen Holding AS	555	14,261
Coloplast AS ‘B’	258	46,371
Danske Bank AS *	7,961	110,921
DSV AS	1,789	35,498
FLSmidth & Co AS	400	21,934
GN Store Nord AS	3,676	44,487
H Lundbeck AS	193	3,976
Jyske Bank AS *	263	7,088
Novo Nordisk AS ‘B’	1,747	252,740
Novo Nordisk AS ADR	3,237	470,466
Novozymes AS ‘B’	3,215	83,332
TDC AS	7,713	53,612
Topdanmark AS *	155	26,556
Tryg AS	237	13,307
William Demant Holding AS *	289	25,973

		1,463,014

Finland - 0.5%
Elisa OYJ	1,458	29,356
Fortum OYJ	5,029	95,553
Kesko OYJ ‘B’	886	23,161
Kone OYJ ‘B’	1,657	100,340
Metso OYJ	1,173	40,612
Neste Oil OYJ	658	7,414
Nokia OYJ	14,981	30,862
Nokia OYJ ADR	19,600	40,572
Nokian Renkaat OYJ	1,166	44,441
Orion OYJ ‘B’	905	17,168
Pohjola Bank PLC ‘A’	1,724	20,134
Sampo OYJ ‘A’	4,606	119,731
Stora Enso OYJ ‘R’	8,421	51,974
UPM-Kymmene OYJ	5,343	60,556
Wartsila OYJ Abp	2,439	80,175

		762,049

France - 7.5%
Accor SA	1,698	53,461
Aeroports de Paris	429	32,417
Air Liquide SA	3,833	438,536
Alcatel-Lucent *	26,368	43,809
Alcatel-Lucent ADR *	8,000	13,040
Alstom SA	3,380	107,360
Arkema SA	624	40,886

	Shares	Value
Atos	1,069	$64,015
AXA SA	19,757	264,432
AXA SA ADR	2,200	29,326
BioMerieux	397	32,646
BNP Paribas SA	12,769	492,932
Bollore SA	70	15,304
Bouygues SA	2,949	79,470
Bureau Veritas SA	697	61,957
Cap Gemini SA	2,159	79,590
Carrefour SA	5,392	99,633
Casino Guichard Perrachon SA	644	56,547
CFAO SA	455	21,561
Christian Dior SA	639	88,003
Cie de Saint-Gobain	4,950	183,172
Cie Generale d’Optique Essilor International SA	2,473	229,727
Cie Generale de Geophysique-Veritas ADR *	1,300	33,605
Cie Generale des Etablissements Michelin	2,129	139,246
CNP Assurances *	798	9,750
Credit Agricole SA *	10,424	46,014
Danone SA	7,748	481,014
Dassault Systemes SA	716	67,262
Edenred	2,872	81,495
Eiffage SA	228	7,393
Electricite de France SA	3,041	67,704
Eutelsat Communications SA	1,857	57,097
France Telecom SA	16,242	213,739
France Telecom SA ADR	5,000	65,550
GDF Suez	14,589	348,078
Groupe Eurotunnel SA	5,804	47,196
Hermes International	497	152,526
Iliad SA	314	45,432
Imerys SA	179	9,141
JCDecaux SA	767	16,924
L’Oreal SA	3,095	362,558
Lafarge SA	2,329	104,235
Lagardere SCA	852	23,786
Legrand SA	2,622	89,174
LVMH Moet Hennessy Louis Vuitton SA	3,363	512,583
Natixis	16,008	43,318
Pernod-Ricard SA	2,847	304,562
Peugeot SA *	884	8,742
PPR	895	127,806
Publicis Groupe SA	1,762	80,579
Remy Cointreau SA	189	20,706
Renault SA	2,172	87,088
Rexel SA	353	6,026
Safran SA	2,694	99,996
Sanofi	10,916	827,772
Sanofi ADR	7,424	280,479
Schneider Electric SA	6,899	384,403
SCOR SE	2,828	68,614
SEB SA	126	7,830
Societe BIC SA	247	25,518
Societe Generale SA *	7,366	173,669
Sodexo	1,471	114,618
Suez Environnement Co	2,691	28,967
Technip SA	1,099	114,686
Thales SA	962	31,834
Total SA	20,431	922,033
Total SA ADR	5,720	257,114
Valeo SA	1,356	56,185
Vallourec SA	1,352	55,490
Veolia Environnement SA	2,650	33,534
Veolia Environnement SA ADR	1,468	18,526
Vinci SA	5,964	279,135
Vivendi SA	15,358	285,515
Zodiac Aerospace	339	34,494

		10,288,565

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-70

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Germany - 7.0%
Adidas AG	2,930	$210,148
Allianz SE	5,862	589,452
Axel Springer AG	500	21,500
BASF SE	12,492	868,052
Bayer AG	10,879	784,470
Bayerische Motoren Werke AG	4,720	342,001
Beiersdorf AG	1,506	97,714
Bilfinger Berger SE	330	26,892
Brenntag AG	434	48,013
Celesio AG	645	10,532
Commerzbank AG *	38,690	65,722
Continental AG	1,166	97,197
Daimler AG (XETR)	11,709	526,600
Deutsche Bank AG (NYSE)	3,450	124,786
Deutsche Bank AG (XETR)	9,200	334,358
Deutsche Boerse AG	2,309	124,622
Deutsche Lufthansa AG	2,294	26,554
Deutsche Post AG	10,688	189,296
Deutsche Telekom AG	25,422	278,886
Deutsche Telekom AG ADR	11,200	122,438
E.ON AG	22,637	487,611
Fielmann AG	308	28,468
Fraport AG Frankfurt Airport Services Worldwide	260	13,999
Fresenius Medical Care AG & Co KGaA	1,745	123,514
Fresenius Medical Care AG & Co KGaA ADR	1,000	70,590
Fresenius SE & Co KGaA	1,457	151,084
GEA Group AG	2,492	66,169
Hannover Rueckversicherung AG	877	52,074
HeidelbergCement AG	1,947	93,468
Henkel AG & Co KGaA	1,803	99,916
Hochtief AG *	592	28,670
Infineon Technologies AG	14,377	97,483
K+S AG	2,593	118,309
Kabel Deutschland Holding AG *	1,321	82,209
Lanxess AG	1,155	72,856
Linde AG	2,269	353,415
MAN SE	803	82,068
Merck KGaA	1,119	111,667
Metro AG	1,235	36,026
MTU Aero Engines Holding AG	396	29,076
Muenchener Rueckversicherungs AG	2,439	344,118
Puma SE	40	11,531
Rhoen Klinikum AG	1,552	37,093
RWE AG	6,159	251,773
Salzgitter AG	284	11,675
SAP AG	6,261	369,734
SAP AG ADR	5,835	346,366
SGL Carbon SE	623	24,371
Siemens AG	5,746	482,995
Siemens AG ADR	4,728	397,483
Software AG	714	22,101
Suedzucker AG	534	18,890
Symrise AG	2,124	64,521
ThyssenKrupp AG	4,670	76,080
United Internet AG	2,231	38,299
Volkswagen AG	320	48,279
Wacker Chemie AG	156	10,723

		9,643,937

Greece - 0.0%
Coca Cola Hellenic Bottling Co SA *	2,142	38,000
Coca Cola Hellenic Bottling Co SA ADR *	543	9,654

		47,654

Hong Kong - 2.0%
AIA Group Ltd	101,400	349,622
Bank of East Asia Ltd	20,000	72,026

	Shares	Value
BOC Holdings Ltd	46,500	$143,106
Cathay Pacific Airways Ltd	18,000	29,163
Cheung Kong Holdings Ltd	16,000	197,717
CLP Holdings Ltd	20,000	169,980
Dah Sing Banking Group Ltd	10,480	9,493
Galaxy Entertainment Group Ltd *	17,000	42,656
Hang Lung Group Ltd	8,000	49,304
Hang Lung Properties Ltd	31,000	105,525
Hang Seng Bank Ltd	8,700	118,780
Henderson Land Development Co Ltd	14,000	77,963
Hong Kong & China Gas Co Ltd	58,003	123,215
Hong Kong Exchanges & Clearing Ltd	11,400	163,384
Hopewell Holdings Ltd	4,500	12,815
Hutchison Whampoa Ltd	28,000	242,169
Hysan Development Co Ltd	13,000	49,447
MTR Corp Ltd	18,002	61,607
New World Development Co Ltd	34,000	40,095
PCCW Ltd	60,000	21,965
Power Assets Holdings Ltd	18,000	135,035
Sino Land Co Ltd	26,400	40,005
SJM Holdings Ltd	19,000	35,352
Sun Hung Kai Properties Ltd	16,000	189,757
Techtronic Industries Co	11,500	14,586
Television Broadcasts Ltd	3,000	20,925
Wharf Holdings Ltd	22,000	122,454
Wheelock & Co Ltd	11,000	41,583
Wing Hang Bank Ltd	1,000	9,665

		2,689,394

Ireland - 0.3%
CRH PLC	980	18,840
CRH PLC ADR	6,600	126,984
Dragon Oil PLC	2,070	17,878
Elan Corp PLC *	6,738	98,223
James Hardie Industries SE	4,057	33,230
Kerry Group PLC ‘A’	1,729	75,692
Paddy Power PLC	520	33,953
The Governor & Co of the Bank of Ireland Group *	138,822	17,629

		422,429

Israel - 0.5%
Bank Hapoalim BM	11,935	36,979
Bank Leumi Le-Israel BM *	13,343	32,535
Bezeq The Israeli Telecommunication Corp Ltd	14,344	15,178
Israel Chemicals Ltd	5,804	64,075
Mellanox Technologies Ltd *	374	26,973
Mizrahi Tefahot Bank Ltd *	1,124	8,756
NICE Systems Ltd ADR *	800	29,280
Teva Pharmaceutical Industries Ltd ADR	12,117	477,895

		691,671

Italy - 1.7%
A2A SPA	23,542	12,650
Assicurazioni Generali SPA	13,902	188,659
Atlantia SPA	5,783	73,861
Autogrill SPA	2,362	21,451
Banca Monte dei Paschi di Siena SPA *	29,374	7,369
Banco Popolare SC *	8,388	11,275
Davide Campari-Milano SPA	7,247	50,470
Enel SPA	79,447	256,382
ENI SPA	23,361	498,555
ENI SPA ADR	3,800	161,576
Fiat Industrial SPA	8,328	82,068
Fiat SPA *	15,939	80,653
Finmeccanica SPA *	2,366	9,568
Intesa Sanpaolo SPA	126,395	180,783
Luxottica Group SPA ADR	1,300	45,409
Mediaset SPA	9,767	17,088

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-71

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Mediobanca SPA	3,553	$15,734
Parmalat SPA	16,499	31,269
Pirelli & C SPA	1,676	17,679
Prysmian SPA	1,642	24,560
Saipem SPA	3,076	136,991
Snam SPA	13,782	61,440
Telecom Italia SPA	81,376	80,191
Telecom Italia SPA ADR	2,600	25,610
Terna Rete Elettrica Nazionale SPA	19,461	70,120
UniCredit SPA *	42,089	159,486
Unione di Banche Italiane SCPA	8,378	27,498

		2,348,395

Japan - 20.2%
Advantest Corp	1,100	17,202
Advantest Corp ADR	429	6,765
Aeon Co Ltd	8,500	105,953
Aeon Mall Co Ltd	700	14,889
Air Water Inc	3,000	36,287
Aisin Seiki Co Ltd	2,400	79,866
Ajinomoto Co Inc	9,000	125,118
Alfresa Holdings Corp	400	21,201
All Nippon Airways Co Ltd	5,000	14,180
Alps Electric Co Ltd	1,500	10,584
Amada Co Ltd	5,000	29,657
Anritsu Corp	4,000	45,302
Aozora Bank Ltd	14,000	33,415
Asahi Glass Co Ltd	17,000	114,425
Asahi Group Holdings Ltd	4,700	100,945
Asahi Kasei Corp	21,000	113,927
Asics Corp	1,200	15,247
Astellas Pharma Inc	5,400	235,872
Azbil Corp	800	16,357
Benesse Holdings Inc	300	13,412
Bridgestone Corp	8,900	204,146
Brother Industries Ltd	5,300	60,656
Canon Inc	5,100	204,218
Canon Inc ADR	8,890	355,067
Casio Computer Co Ltd	6,200	40,653
Central Japan Railway Co	18	142,254
Chiyoda Corp	2,000	24,502
Chubu Electric Power Co Inc	9,400	152,617
Chugai Pharmaceutical Co Ltd	2,700	51,117
Citizen Holdings Co Ltd	2,800	16,435
Cosmo Oil Co Ltd	12,000	30,516
Dai Nippon Printing Co Ltd	8,000	62,638
Daicel Corp	2,000	12,283
Daido Steel Co Ltd	7,000	43,594
Daihatsu Motor Co Ltd	3,000	52,555
Daiichi Sankyo Co Ltd	8,000	134,696
Daikin Industries Ltd	3,700	103,888
Dainippon Screen Manufacturing Co Ltd	2,000	14,644
Dainippon Sumitomo Pharma Co Ltd	1,700	17,340
Daito Trust Construction Co Ltd	1,200	113,833
Daiwa House Industry Co Ltd	6,000	85,180
Daiwa Securities Group Inc	14,000	52,710
Dena Co Ltd	1,100	29,199
Denki Kagaku Kogyo KK	3,000	10,471
Denso Corp	5,800	197,484
Dentsu Inc	3,200	94,664
DIC Corp	4,000	7,785
Disco Corp	300	16,967
Don Quijote Co Ltd	900	30,963
Dowa Holdings Co Ltd	4,000	24,802
East Japan Railway Co	4,300	269,972
Ebara Corp	3,000	11,618
Eisai Co Ltd	3,100	136,102
Electric Power Development Co Ltd	1,400	36,716
FamilyMart Co Ltd	900	41,208
FANUC Corp	2,400	394,313

	Shares	Value
Fast Retailing Co Ltd	700	$140,523
Fuji Electric Co Ltd	7,000	17,097
Fuji Heavy Industries Ltd	9,000	72,647
FUJIFILM Holdings Corp	6,300	119,104
Fujitsu Ltd	22,000	105,417
Fukuoka Financial Group Inc	13,000	50,798
Furukawa Electric Co Ltd	5,000	11,847
Glory Ltd	1,300	27,034
GS Yuasa Corp	3,000	13,712
Hakuhodo DY Holdings Inc	420	27,809
Hamamatsu Photonics KK	800	27,090
Hankyu Hanshin Holdings Inc	9,000	45,448
Hino Motors Ltd	6,000	43,360
Hirose Electric Co Ltd	400	39,549
Hisamitsu Pharmaceutical Co Inc	800	39,402
Hitachi Chemical Co Ltd	800	12,537
Hitachi Construction Machinery Co Ltd	800	15,061
Hitachi High-Technologies Corp	2,000	49,286
Hitachi Ltd	26,000	159,903
Hitachi Ltd ADR	3,200	196,480
Hitachi Metals Ltd	1,000	11,914
Hitachi Transport System Ltd	700	12,960
Hokkaido Electric Power Co Inc	3,000	38,774
Hokuhoku Financial Group Inc	14,000	22,726
Hokuriku Electric Power Co	3,100	48,245
Honda Motor Co Ltd	11,100	386,664
Honda Motor Co Ltd ADR	9,500	329,270
Horiba Ltd	1,200	42,009
House Foods Corp	2,400	40,713
HOYA Corp	5,850	128,898
Ibiden Co Ltd	1,100	19,866
Idemitsu Kosan Co Ltd	500	44,712
IHI Corp	8,000	17,074
INPEX Corp	32	179,402
Isetan Mitsukoshi Holdings Ltd	3,800	40,309
Isuzu Motors Ltd	17,000	90,887
ITOCHU Corp	20,600	216,169
ITOCHU Techno-Solutions Corp	1,100	53,216
Izumi Co Ltd	2,200	44,090
J Front Retailing Co Ltd	6,000	30,145
Japan Tobacco Inc	10,600	314,116
JFE Holdings Inc	4,800	80,261
JGC Corp	2,000	57,887
JS Group Corp	4,200	88,853
JSR Corp	2,700	46,840
JTEKT Corp	1,300	13,428
JX Holdings Inc	25,900	133,048
K’s Holdings Corp	400	11,706
Kagome Co Ltd	1,300	26,371
Kajima Corp	18,333	53,791
Kakaku.com Inc	1,200	40,863
Kamigumi Co Ltd	2,000	15,963
Kaneka Corp	2,000	11,065
Kansai Paint Co Ltd	4,000	42,833
Kao Corp	7,000	193,060
Kawasaki Heavy Industries Ltd	23,000	62,929
Kawasaki Kisen Kaisha Ltd *	5,000	9,897
KDDI Corp	41	264,464
Keihan Electric Railway Co Ltd	11,000	52,488
Keikyu Corp	4,000	36,396
Keio Corp	5,000	36,250
Keisei Electric Railway Co Ltd	6,000	50,665
Kewpie Corp	700	10,611
Keyence Corp	540	133,552
Kikkoman Corp	2,000	24,734
Kintetsu Corp	15,000	59,813
Kirin Holdings Co Ltd	9,000	106,072
Kobe Steel Ltd	26,000	31,232
Koito Manufacturing Co Ltd	2,000	28,009
Komatsu Ltd	12,500	299,600

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-72

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Konami Corp ADR	721	$16,201
Konica Minolta Holdings Inc	6,000	47,284
Kubota Corp	8,000	73,830
Kubota Corp ADR	1,400	64,554
Kuraray Co Ltd	3,700	47,895
Kurita Water Industries Ltd	1,500	34,683
Kyocera Corp	1,600	138,155
Kyocera Corp ADR	673	57,474
Kyowa Hakko Kirin Co Ltd	4,000	41,097
Kyushu Electric Power Co Inc	4,900	58,129
Lawson Inc	1,100	76,959
Lion Corp	7,000	38,395
Makita Corp	1,600	56,254
Makita Corp ADR	200	7,014
Marubeni Corp	19,000	126,459
Marui Group Co Ltd	1,600	12,211
Mazda Motor Corp *	42,000	57,009
MEDIPAL Holdings Corp	4,000	56,597
MEIJI Holdings Co Ltd	1,100	50,496
Minebea Co Ltd	3,000	11,902
Miraca Holdings Inc	400	16,632
MISUMI Group Inc	1,200	28,262
Mitsubishi Chemical Holdings Corp	11,500	50,647
Mitsubishi Corp	17,800	359,446
Mitsubishi Electric Corp	26,000	216,698
Mitsubishi Estate Co Ltd	16,000	287,026
Mitsubishi Gas Chemical Co Inc	5,000	28,417
Mitsubishi Heavy Industries Ltd	35,000	142,118
Mitsubishi Logistics Corp	3,000	31,663
Mitsubishi Materials Corp	8,000	23,161
Mitsubishi Motors Corp *	35,000	35,219
Mitsubishi Tanabe Pharma Corp	3,100	44,544
Mitsubishi UFJ Financial Group Inc	96,500	461,829
Mitsubishi UFJ Financial Group Inc ADR	61,180	290,605
Mitsui & Co Ltd	17,000	252,225
Mitsui & Co Ltd ADR	300	89,838
Mitsui Chemicals Inc	11,000	27,564
Mitsui Fudosan Co Ltd	11,000	213,387
Mitsui Mining & Smelting Co Ltd	6,000	13,133
Mitsui OSK Lines Ltd	11,000	39,623
Mizuho Financial Group Inc	175,800	297,600
Mizuho Financial Group Inc ADR	50,432	167,939
MS&AD Insurance Group Holdings	7,800	136,527
Murata Manufacturing Co Ltd	2,400	125,900
Nabtesco Corp	1,100	24,457
Nagase & Co Ltd	2,000	24,897
Nagoya Railroad Co Ltd	8,000	21,959
Namco Bandai Holdings Inc	4,800	65,978
Nankai Electric Railway Co Ltd	6,000	26,805
NEC Corp *	39,000	60,533
NGK Insulators Ltd	4,000	44,149
NGK Spark Plug Co Ltd	2,000	26,406
NHK Spring Co Ltd	4,000	43,070
Nichirei Corp	9,000	44,239
Nidec Corp	600	45,501
Nidec Corp ADR	3,016	57,877
Nikon Corp	3,900	118,479
Nintendo Co Ltd	1,200	140,021
Nippon Electric Glass Co Ltd	3,000	17,843
Nippon Express Co Ltd	7,000	28,897
Nippon Kayaku Co Ltd	3,000	28,228
Nippon Meat Packers Inc	3,000	39,729
Nippon Paint Co Ltd	2,000	16,288
Nippon Paper Group Inc	400	6,350
Nippon Shokubai Co Ltd	4,000	48,271
Nippon Steel Corp	69,000	156,352
Nippon Telegraph & Telephone Corp	4,000	185,849
Nippon Telegraph & Telephone Corp ADR	4,100	94,874
Nippon Yusen Kabushiki Kaisha	18,000	47,804
Nishi-Nippon Railroad Co Ltd	5,000	22,333

	Shares	Value
Nissan Chemical Industries Ltd	4,000	$39,046
Nissan Motor Co Ltd	30,200	286,015
Nisshin Seifun Group Inc	4,000	46,823
Nisshinbo Holdings Inc	4,000	30,605
Nissin Foods Holdings Co Ltd	1,000	38,101
Nitori Holdings Co Ltd	450	42,611
Nitto Denko Corp	1,500	63,976
NKSJ Holdings Inc	5,250	111,896
NOK Corp	2,000	42,590
Nomura Holdings Inc	22,900	85,521
Nomura Holdings Inc ADR	19,971	73,693
Nomura Real Estate Holdings Inc	2,000	36,620
Nomura Research Institute Ltd	1,400	30,856
NSK Ltd	3,000	19,368
NTN Corp	5,000	15,702
NTT Data Corp	14	42,988
NTT DoCoMo Inc	109	181,395
NTT DoCoMo Inc ADR	8,600	143,190
Obayashi Corp	11,000	48,200
Obic Co Ltd	160	30,728
Odakyu Electric Railway Co Ltd	10,000	99,492
OJI Paper Co Ltd	14,000	53,759
Olympus Corp *	1,300	21,084
Omron Corp	2,300	48,563
Ono Pharmaceutical Co Ltd	800	50,319
Oracle Corp Japan	600	25,824
Oriental Land Co Ltd	600	68,620
Osaka Gas Co Ltd	27,000	113,173
Osaka Securities Exchange Co Ltd	6	33,804
Otsuka Holdings Co Ltd	3,700	113,369
Panasonic Corp	15,200	123,630
Panasonic Corp ADR	13,000	105,300
Park24 Co Ltd	3,000	44,338
Pioneer Corp *	8,200	28,947
Rakuten Inc	8,600	89,060
Renesas Electronics Corp *	1,700	6,621
Rengo Co Ltd	6,000	37,501
Resona Holdings Inc	26,800	110,614
Ricoh Co Ltd	11,000	92,859
Rinnai Corp	500	34,449
Rohm Co Ltd	900	34,618
Ryohin Keikaku Co Ltd	800	43,559
Sankyo Co Ltd	900	43,911
Sanrio Co Ltd	300	10,934
Santen Pharmaceutical Co Ltd	800	32,810
Sapporo Holdings Ltd	2,000	6,436
Sawai Pharmaceutical Co Ltd	200	21,545
SBI Holdings Inc	222	16,463
Secom Co Ltd	2,500	114,758
Sega Sammy Holdings Inc	3,100	63,050
Seiko Epson Corp	1,000	10,136
Sekisui Chemical Co Ltd	3,000	27,937
Sekisui House Ltd	10,000	94,380
Senshu Ikeda Holdings Inc	10,700	14,412
Seven & I Holdings Co Ltd	9,900	298,300
Sharp Corp	10,000	50,763
Shikoku Electric Power Co Inc	1,700	36,098
Shimadzu Corp	6,000	51,774
Shimamura Co Ltd	200	23,134
Shimano Inc	1,200	78,492
Shimizu Corp	8,000	27,767
Shin-Etsu Chemical Co Ltd	5,000	275,083
Shinsei Bank Ltd	30,000	36,399
Shionogi & Co Ltd	2,900	39,436
Shiseido Co Ltd	5,500	86,710
Showa Denko KK	29,000	56,359
Showa Shell Sekiyu KK	2,700	16,535
SMC Corp	600	103,845
Softbank Corp	11,100	412,688
Sojitz Corp	7,500	12,410

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-73

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Sony Corp	5,300	$75,422
Sony Corp ADR	8,700	123,888
Sony Financial Holdings Inc	1,200	19,629
Sotetsu Holdings Inc	8,000	26,612
Square Enix Holdings Co Ltd	1,700	26,806
Stanley Electric Co Ltd	600	9,262
Sumco Corp *	4,400	39,931
Sumitomo Chemical Co Ltd	18,000	55,356
Sumitomo Corp	13,300	186,074
Sumitomo Electric Industries Ltd	10,000	124,329
Sumitomo Heavy Industries Ltd	11,000	49,390
Sumitomo Metal Industries Ltd	58,000	95,476
Sumitomo Metal Mining Co Ltd	7,000	78,788
Sumitomo Mitsui Financial Group Inc	15,800	521,224
Sumitomo Mitsui Financial Group Inc ADR	6,000	39,840
Sumitomo Mitsui Trust Holdings Inc	39,000	116,512
Sumitomo Realty & Development Co Ltd	4,000	98,419
Sumitomo Rubber Industries Ltd	2,000	26,057
Sundrug Co Ltd	1,200	39,051
Suruga Bank Ltd	4,000	40,968
Suzuken Co Ltd	900	30,355
Suzuki Motor Corp	5,300	108,638
Sysmex Corp	500	19,760
T&D Holdings Inc	9,100	97,055
Taiheiyo Cement Corp	10,000	22,946
Taisei Corp	10,000	26,789
Taiyo Nippon Sanso Corp	1,000	5,842
Takashimaya Co Ltd	5,000	38,390
Takeda Pharmaceutical Co Ltd	10,100	458,332
TDK Corp	1,600	64,942
Teijin Ltd	9,000	27,383
Terumo Corp	2,200	90,383
The 77 Bank Ltd	4,000	16,462
The Awa Bank Ltd	5,000	31,849
The Bank of Kyoto Ltd	2,000	15,149
The Bank of Yokohama Ltd	10,000	47,232
The Chiba Bank Ltd	7,000	42,042
The Chugoku Bank Ltd	1,000	13,030
The Chugoku Electric Power Co Inc	2,700	44,454
The Dai-ichi Life Insurance Co Ltd	103	119,315
The Gunma Bank Ltd	3,000	14,191
The Hachijuni Bank Ltd	6,000	31,216
The Hiroshima Bank Ltd	5,000	18,061
The Iyo Bank Ltd	5,000	39,904
The Japan Steel Works Ltd	8,000	44,152
The Joyo Bank Ltd	8,000	36,422
The Kansai Electric Power Co Inc	8,700	104,223
The Nishi-Nippon City Bank Ltd	6,000	14,621
The Shiga Bank Ltd	2,000	10,935
The Shizuoka Bank Ltd	7,000	71,979
The Yokohama Rubber Co Ltd	6,000	45,279
THK Co Ltd	700	13,260
Tobu Railway Co Ltd	12,000	63,211
Toho Co Ltd	1,000	17,273
Toho Gas Co Ltd	5,000	31,054
Tohoku Electric Power Co Inc *	5,000	50,234
Tokai Rika Co Ltd	1,400	23,138
Tokio Marine Holdings Inc	9,100	228,809
Tokyo Electric Power Co Inc *	6,900	13,336
Tokyo Electron Ltd	2,700	126,269
Tokyo Gas Co Ltd	27,000	137,891
Tokyo Tatemono Co Ltd *	3,000	11,294
Tokyu Corp	12,000	56,484
Tokyu Land Corp	4,000	19,856
TonenGeneral Sekiyu KK	4,000	35,504
Toppan Printing Co Ltd	11,000	73,536
Toray Industries Inc	18,000	122,765
Toshiba Corp	56,000	212,538
Tosoh Corp	10,000	27,155
TOTO Ltd	5,000	37,339

	Shares	Value
Toyo Seikan Kaisha Ltd	600	$7,270
Toyo Suisan Kaisha Ltd	1,000	26,695
Toyota Motor Corp	7,760	312,771
Toyota Motor Corp ADR	13,153	1,058,553
Toyota Tsusho Corp	3,400	64,851
Trend Micro Inc	1,800	53,143
Tsumura & Co	1,500	39,692
Ube Industries Ltd	14,000	32,493
Unicharm Corp	1,500	85,451
UNY Co Ltd	5,200	56,841
Ushio Inc	900	11,128
USS Co Ltd	270	29,165
Wacoal Holdings Corp	3,000	35,642
West Japan Railway Co	2,800	115,328
Yahoo! Japan Corp	265	85,761
Yakult Honsha Co Ltd	1,700	66,554
Yamada Denki Co Ltd	800	40,832
Yamaguchi Financial Group Inc	2,000	17,629
Yamaha Corp	1,400	14,406
Yamaha Motor Co Ltd	2,800	26,713
Yamato Holdings Co Ltd	5,300	85,333
Yamato Kogyo Co Ltd	1,600	44,584
Yamazaki Baking Co Ltd	2,000	26,188
Yaskawa Electric Corp	2,000	15,178
Yokogawa Electric Corp	3,800	39,223
Zeon Corp	4,000	30,450

		27,786,321

Luxembourg - 0.3%
ArcelorMittal	4,710	72,760
ArcelorMittal ‘NY’ (NYSE)	4,480	68,410
Millicom International Cellular SA SDR	688	64,911
SES SA FDR	3,224	76,239
Subsea 7 SA	3,184	63,209
Tenaris SA	441	7,710
Tenaris SA ADR	2,949	103,127

		456,366

Mauritius - 0.0%
Golden Agri-Resources Ltd	113,000	60,408

Multi-National - 0.0%
HKT Trust & HKT Ltd	2,608	2,044

Netherlands - 2.2%
Aegon NV ‘NY’	15,969	73,777
Akzo Nobel NV	3,321	156,220
ASML Holding NV	3,028	154,299
ASML Holding NV ‘NY’	2,400	123,408
Delta Lloyd NV	419	5,818
European Aeronautic Defence & Space Co NV	4,739	168,057
Fugro NV CVA	673	40,895
Gemalto NV	885	63,646
Heineken NV	3,768	196,821
ING Groep NV ADR *	39,158	261,575
ING Groep NV CVA *	4,710	31,778
Koninklijke Ahold NV	12,671	157,011
Koninklijke Boskalis Westminster NV	815	26,896
Koninklijke DSM NV	1,607	79,285
Koninklijke KPN NV	14,227	136,229
Koninklijke Philips Electronics NV	6,817	134,797
Koninklijke Philips Electronics NV ‘NY’	4,897	96,324
Koninklijke Vopak NV	897	57,521
QIAGEN NV (XETR) *	2,422	40,443
Randstad Holding NV	1,099	32,456
Reed Elsevier NV	4,583	52,426
Reed Elsevier NV ADR	1,235	28,133

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-74

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
SBM Offshore NV *	1,377	$19,110
STMicroelectronics NV	6,811	37,457
STMicroelectronics NV ‘NY’	2,700	14,688
TNT Express NV	4,920	57,554
Unilever NV ‘NY’	6,450	215,108
Unilever NV CVA	13,782	461,289
Wolters Kluwer NV	3,145	50,067

		2,973,088

New Zealand - 0.1%
Auckland International Airport Ltd	15,829	31,057
Contact Energy Ltd *	4,031	15,607
Fletcher Building Ltd (NZX)	7,843	37,095
Telecom Corp of New Zealand Ltd	28,553	54,831

		138,590

Norway - 0.8%
Aker Solutions ASA	1,361	19,379
DnB ASA	12,204	121,408
DNO International ASA *	880	1,019
Fred Olsen Energy ASA	553	19,801
Gjensidige Forsikring ASA	3,349	38,964
Marine Harvest ASA *	33,007	23,534
Norsk Hydro ASA	8,825	39,829
Orkla ASA	8,578	62,263
Petroleum Geo-Services ASA	4,001	49,053
Schibsted ASA	1,909	62,178
Statoil ASA	9,928	237,399
Statoil ASA ADR	3,728	88,950
Storebrand ASA *	4,286	16,864
Telenor ASA	9,284	154,834
TGS Nopec Geophysical Co ASA	1,334	35,956
Yara International ASA	2,454	107,469

		1,078,900

Papua New Guinea - 0.1%
Oil Search Ltd	15,238	103,972

Portugal - 0.2%
Banco Espirito Santo SA *	7,931	5,416
Cimpor Cimentos de Portugal SGPS SA *	1,552	6,053
EDP - Energias de Portugal SA	33,081	78,150
Galp Energia SGPS SA	3,121	39,585
Jeronimo Martins SGPS SA	2,513	42,406
Portugal Telecom SGPS SA	7,542	33,147
Portugal Telecom SGPS SA ADR	3,200	14,240

		218,997

Singapore - 1.4%
CapitaLand Ltd	29,000	62,603
City Developments Ltd	5,000	44,684
ComfortDelGro Corp Ltd	22,831	27,976
DBS Group Holdings Ltd	25,182	277,959
Fraser and Neave Ltd	13,000	72,448
Jardine Cycle & Carriage Ltd	1,000	36,895
Keppel Corp Ltd	18,800	154,049
Keppel Land Ltd	20,000	51,405
Olam International Ltd	18,000	26,194
Oversea-Chinese Banking Corp Ltd	30,832	215,389
SATS Ltd	8,000	16,978
SembCorp Industries Ltd	11,000	44,971
SembCorp Marine Ltd	12,000	45,819
Singapore Airlines Ltd	5,000	41,135
Singapore Exchange Ltd	11,000	55,220
Singapore Press Holdings Ltd	16,000	49,406
Singapore Technologies Engineering Ltd	17,000	41,952
Singapore Telecommunications Ltd	96,000	251,024
SMRT Corp Ltd	27,000	36,080
StarHub Ltd	8,000	21,692

	Shares	Value
United Industrial Corp Ltd	9,000	$18,262
United Overseas Bank Ltd	15,090	224,246
UOL Group Ltd	4,000	15,681
Venture Corp Ltd	2,000	12,386
Wilmar International Ltd	28,000	80,495

		1,924,949

Spain - 2.4%
Abertis Infraestructuras SA	4,243	57,450
Acciona SA	165	9,853
Acerinox SA	977	10,976
ACS Actividades de Construccion y Servicios SA	1,324	28,383
Amadeus IT Holding SA ‘A’	4,276	90,553
Banco Bilbao Vizcaya Argentaria SA	46,094	332,216
Banco Bilbao Vizcaya Argentaria SA ADR	14,058	99,390
Banco de Sabadell SA	23,557	45,980
Banco Popular Espanol SA	12,770	28,951
Banco Santander SA	79,551	531,304
Banco Santander SA ADR	29,287	192,123
CaixaBank	9,904	32,395
Distribuidora Internacional de Alimentacion SA *	11,300	53,110
Ebro Foods SA	1,560	26,821
EDP Renovaveis SA *	5,905	20,235
Enagas SA	1,461	26,660
Ferrovial SA	3,726	42,011
Gas Natural SDG SA	3,510	45,089
Grifols SA *	2,817	71,452
Iberdrola SA	48,179	228,122
Inditex SA	2,855	295,292
International Consolidated Airlines Group SA *	13,807	34,557
Mapfre SA	13,005	26,509
Prosegur Cia de Seguridad SA	689	35,316
Red Electrica Corp SA	1,198	52,244
Repsol YPF SA	3,259	52,399
Repsol YPF SA ADR	4,973	79,469
Telefonica SA	24,057	317,385
Telefonica SA ADR	28,381	371,791
Zardoya Otis SA	1,175	13,075

		3,251,111

Sweden - 2.7%
Alfa Laval AB	4,126	70,899
Assa Abloy AB ‘B’	4,094	114,480
Atlas Copco AB ‘A’	8,393	181,216
Atlas Copco AB ‘B’	4,652	88,945
Boliden AB	3,407	47,658
Electrolux AB ‘B’	4,287	85,595
Elekta AB ‘B’	1,235	56,321
Getinge AB ‘B’	1,869	46,315
Hennes & Mauritz AB ‘B’	13,445	483,386
Hexagon AB ‘B’	2,363	40,749
Husqvarna AB ‘B’	5,332	25,242
Lundin Petroleum AB *	2,639	49,508
Meda AB ‘A’	4,084	38,982
Modern Times Group AB ‘B’	577	26,778
Nordea Bank AB	34,364	297,506
Ratos AB ‘B’	1,160	11,033
Sandvik AB	13,047	167,970
Scania AB ‘B’	3,547	60,905
Securitas AB ‘B’	3,834	29,826
Skandinaviska Enskilda Banken AB ‘A’	22,396	145,988
Skanska AB ‘B’	4,284	65,703
SKF AB ‘B’	5,104	100,977
SSAB AB ‘A’	1,095	9,112
Svenska Cellulosa AB ‘B’	6,933	104,122
Svenska Handelsbanken AB ‘A’	6,983	230,189
Swedbank AB ‘A’	9,036	142,893

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-75

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Swedish Match AB	2,730	$110,177
Tele2 AB ‘B’	3,113	48,247
Telefonaktiebolaget LM Ericsson ‘A’	2,410	21,770
Telefonaktiebolaget LM Ericsson ‘B’	19,187	175,080
Telefonaktiebolaget LM Ericsson ADR	19,502	178,053
TeliaSonera AB	27,470	175,736
Trelleborg AB ‘B’	3,548	32,787
Volvo AB ‘A’	6,806	78,573
Volvo AB ‘B’	18,324	209,914

		3,752,635

Switzerland - 7.2%
ABB Ltd (XVTX)	1,871	30,535
ABB Ltd ADR	24,421	398,551
Actelion Ltd	1,653	67,892
Adecco SA	1,567	69,734
Aryzta AG	1,452	72,158
Baloise Holding AG	636	41,986
Banque Cantonale Vaudoise	27	14,322
Barry Callebaut AG	8	7,267
Cie Financiere Richemont SA ‘A’	6,220	341,357
Clariant AG	1,895	18,710
Credit Suisse Group AG	7,029	128,411
Credit Suisse Group AG ADR	6,776	124,204
EMS-Chemie Holding AG	34	6,212
Galenica AG	61	38,794
Geberit AG *	415	81,860
Givaudan SA	104	102,146
Holcim Ltd	3,082	170,749
Julius Baer Group Ltd	2,184	79,075
Kuehne + Nagel International AG	452	47,842
Lindt & Spruengli AG	2	73,476
Nestle SA	40,943	2,442,308
Novartis AG	11,964	667,351
Novartis AG ADR	16,066	898,089
Partners Group Holding AG	230	40,890
PSP Swiss Property AG	103	9,087
Roche Holding AG (XSWX)	297	53,509
Roche Holding AG (XVTX)	8,911	1,538,283
Schindler Holding AG	240	27,063
SGS SA	82	153,651
Sika AG	20	38,519
Sonova Holding AG	611	58,959
Sulzer AG	437	51,807
Swiss Life Holding AG	276	26,045
Swiss Re AG	4,098	257,448
Swisscom AG	317	127,434
Syngenta AG	272	92,856
Syngenta AG ADR	4,185	286,421
The Swatch Group AG	372	147,186
The Swatch Group AG (Registered)	402	27,969
UBS AG (NYSE)	12,300	144,033
UBS AG (XVTX)	36,350	425,091
Zurich Insurance Group AG *	1,862	420,104

		9,849,384

United Kingdom - 19.6%
Aberdeen Asset Management PLC	12,855	52,353
Admiral Group PLC	2,694	50,388
Aggreko PLC	3,734	121,464
AMEC PLC	3,498	55,209
Anglo American PLC	16,129	529,193
Antofagasta PLC	4,782	82,071
ARM Holdings PLC	1,325	10,552
ARM Holdings PLC ADR	4,648	110,576
Ashmore Group PLC	1,763	9,675
Associated British Foods PLC	4,306	86,639
AstraZeneca PLC ADR	16,398	733,810
Aviva PLC	39,049	167,149
Babcock International Group PLC	3,081	41,227

	Shares	Value
BAE Systems PLC	35,586	$161,040
Barclays PLC	33,323	85,300
Barclays PLC ADR	29,041	299,122
BG Group PLC	40,831	835,722
BHP Billiton PLC	5,427	154,976
BHP Billiton PLC ADR	10,005	572,186
BP PLC ADR	37,605	1,524,507
British American Tobacco PLC	16,938	862,116
British American Tobacco PLC ADR	3,822	390,303
British Sky Broadcasting Group PLC	6,583	71,847
British Sky Broadcasting Group PLC ADR	1,754	77,036
BT Group PLC	59,434	197,019
BT Group PLC ADR	3,650	121,107
Bunzl PLC	4,019	65,839
Burberry Group PLC	5,625	117,333
Capita PLC	7,035	72,339
Carnival PLC	1,157	39,593
Carnival PLC ADR	1,664	57,125
Centrica PLC	60,142	299,819
Cobham PLC	11,849	43,155
Compass Group PLC	20,829	218,480
Croda International PLC	2,177	77,298
Diageo PLC ADR	7,745	798,277
Eurasian Natural Resources Corp PLC	3,202	20,896
Evraz PLC	3,743	15,318
Experian PLC	12,974	183,273
Fresnillo PLC	1,931	44,317
G4S PLC	12,914	56,476
Genting Singapore PLC	84,000	94,269
GKN PLC	21,789	62,042
GlaxoSmithKline PLC	1,836	41,633
GlaxoSmithKline PLC ADR	30,468	1,388,427
HSBC Holdings PLC (LI)	6,138	54,121
HSBC Holdings PLC ADR	43,748	1,930,599
ICAP PLC	3,061	16,206
IMI PLC	2,849	37,184
Imperial Tobacco Group PLC	13,136	505,435
Informa PLC	7,398	44,236
Inmarsat PLC	1,411	10,854
InterContinental Hotels Group PLC	1,470	35,526
InterContinental Hotels Group PLC ADR	1,350	32,535
International Power PLC	19,942	130,551
Intertek Group PLC	2,073	87,123
Investec PLC	5,925	34,588
ITV PLC	51,218	61,827
J. Sainsbury PLC	14,201	67,264
John Wood Group PLC	2,846	30,682
Johnson Matthey PLC	2,490	86,338
Kazakhmys PLC	2,794	31,807
Kingfisher PLC	26,947	121,841
Legal & General Group PLC	35,366	70,912
Lloyds Banking Group PLC *	445,244	219,002
Lloyds Banking Group PLC ADR *	13,200	25,344
London Stock Exchange Group PLC	2,376	37,430
Marks & Spencer Group PLC	19,174	98,023
Meggitt PLC	11,661	70,716
Mondi PLC	4,039	34,630
National Grid PLC	30,557	323,434
National Grid PLC ADR	3,144	166,601
Next PLC	1,731	86,799
Old Mutual PLC	61,677	146,788
Pearson PLC	4,231	84,032
Pearson PLC ADR	6,000	119,100
Pennon Group PLC	6,143	73,516
Petrofac Ltd	3,498	76,472
Prudential PLC	15,432	178,801
Prudential PLC ADR	7,546	175,067
Randgold Resources Ltd	856	77,029
Reckitt Benckiser Group PLC	8,191	432,007
Reed Elsevier PLC	4,850	38,909

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-76

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Reed Elsevier PLC ADR	2,500	$80,075
Resolution Ltd	11,684	35,897
Rexam PLC	7,451	49,292
Rio Tinto PLC	309	14,758
Rio Tinto PLC ADR	14,765	705,915
Rolls-Royce Holdings PLC *	21,480	289,785
Royal Dutch Shell PLC ‘A’ (LI)	694	23,378
Royal Dutch Shell PLC ‘B’	21,504	750,494
Royal Dutch Shell PLC ‘B’ ADR	25,851	1,807,760
RSA Insurance Group PLC	56,542	95,851
SABMiller PLC	12,067	484,699
Schroders PLC	1,647	34,670
Serco Group PLC	5,706	47,977
Severn Trent PLC	2,185	56,592
Shire PLC ADR	2,081	179,778
Smith & Nephew PLC ADR	2,696	134,773
Smiths Group PLC	4,855	77,277
SSE PLC	10,973	239,230
Standard Chartered PLC	31,018	676,219
Standard Life PLC	28,612	104,930
Tate & Lyle PLC	5,200	52,841
TESCO PLC	88,374	429,573
The Royal Bank of Scotland Group PLC *	16,107	54,603
The Royal Bank of Scotland Group PLC ADR *	3,700	25,160
The Sage Group PLC	14,615	63,504
The Weir Group PLC	2,314	55,811
Travis Perkins PLC	115	1,751
Tullow Oil PLC	11,720	270,548
Unilever PLC	2,665	89,568
Unilever PLC ADR	13,145	443,381
United Utilities Group PLC	6,352	67,208
Vedanta Resources PLC	1,430	20,600
Vodafone Group PLC	176,000	494,496
Vodafone Group PLC ADR	44,215	1,245,979
Whitbread PLC	1,777	56,706
WM Morrison Supermarkets PLC	20,557	85,795
Wolseley PLC	3,618	135,177
WPP PLC ADR	3,170	192,926
Xstrata PLC	19,537	246,596

		26,873,398

United States - 0.0%
Johnson & Johnson	604	40,806

Total Common Stocks (Cost $139,493,585)		134,252,158

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.9%
Repurchase Agreement - 3.9%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $5,292,709; collateralized by U.S. Treasury Bills: 0.000% due 06/27/13 and value $5,399,180)	$5,292,704	$5,292,704

Total Short-Term Investment (Cost $5,292,704)		5,292,704

TOTAL INVESTMENTS - 101.7% (Cost $144,811,432)		139,569,421

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(2,376,729)

NET ASSETS - 100.0%		$137,192,692

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.5%
Industrials	11.9%
Consumer Staples	11.1%
Materials	10.4%
Energy	10.2%
Consumer Discretionary	9.9%
Health Care	9.2%
Telecommunication Services	5.2%
Information Technology	4.5%
Utilities	3.9%
Short-Term Investment	3.9%

	101.7%
Other Assets & Liabilities, Net	(1.7%	)

	100.0%

(b)	As of June 30, 2012, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Japan	20.2%
United Kingdom	19.6%
Canada	10.9%
France	7.5%
Australia	7.3%
Switzerland	7.2%
Germany	7.0%
United States (Includes Short-Term Investment)	3.9%
Sweden	2.7%
Spain	2.4%
Netherlands	2.2%
Hong Kong	2.0%
Italy	1.7%
Singapore	1.4%
Denmark	1.1%
Others (each less than 1.0%)	4.6%

	101.7%
Other Assets & Liabilities, Net	(1.7%	)

	100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-77

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(d)	An investment with a total aggregate value of $123 or less than 0.1% of the net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(e)	As of June 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Australia	$1,453	$-	$1,453	$-
	Canada	2,060	2,060	-	-
	Spain	2,920	2,920	-	-

		6,433	4,980	1,453	-
	Preferred Stocks (1)	18,126	-	18,126	-
	Common Stocks
	Australia	9,966,115	1,848,734	8,117,381	-
	Austria	279,732	-	279,732	-
	Belgium	1,198,731	701,176	497,555	-
	Bermuda	683,735	-	683,735	-
	Canada	14,991,434	14,991,434	-	-
	Cayman	247,022	-	247,022	-
	Cyprus	17,312	-	17,312	-
	Denmark	1,463,014	470,466	992,548	-
	Finland	762,049	40,572	721,477	-
	France	10,288,565	697,640	9,590,925	-
	Germany	9,643,937	1,061,663	8,582,274	-
	Greece	47,654	9,654	38,000	-
	Hong Kong	2,689,394	-	2,689,394	-
	Ireland	422,429	126,984	295,445	-
	Israel	691,671	507,175	184,496	-
	Italy	2,348,395	232,595	2,115,800	-
	Japan	27,786,321	3,278,422	24,507,899	-
	Luxembourg	456,366	171,537	284,829	-
	Mauritius	60,408	-	60,408	-
	Multi-National	2,044	-	2,044	-
	Netherlands	2,973,088	813,013	2,160,075	-
	New Zealand	138,590	-	138,590	-
	Norway	1,078,900	88,950	989,950	-
	Papua New Guinea	103,972	-	103,972	-
	Portugal	218,997	14,240	204,757	-
	Singapore	1,924,949	-	1,924,949	-
	Spain	3,251,111	742,773	2,508,338	-
	Sweden	3,752,635	178,053	3,574,582	-
	Switzerland	9,849,384	1,889,817	7,959,567	-
	United Kingdom	26,873,398	13,337,469	13,535,929	-
	United States	40,806	40,806	-	-

		134,252,158	41,243,173	93,008,985	-
	Short-Term Investment	5,292,704	-	5,292,704	-

	Total	$139,569,421	$41,248,153	$98,321,268	$-

During the period ended June 30, 2012, investments with a total aggregate value of $2,044 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices. Also during the period, investments with a total aggregate value of $60,221 was transferred from level 2 to level 1 as a result of the removal of valuation adjustments to exchange-traded prices.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-79

A-78

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2012 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2012.
Y	Investments were in default as of June 30, 2012.
±	The security is a perpetual bond and has no definite maturity date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to "qualified institutional buyers", or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for futures contracts as of June 30, 2012.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See note 3C in Notes to Financial Statements).
r	Illiquid investments. Investments were reported as illiquid by the portfolio manager pursuant to the Fund's policy and procedures. (See Note 4 in Notes to Financial Statements).
l	Total shares owned by the portfolio as of June 30, 2012 were less than one share.

Other Abbreviations:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
'NY'	New York Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Notes to Financial Statements

A-79

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio	PD Small-Cap Value Index Portfolio
ASSETS
Investments, at value	$314,523,701	$90,775,827	$132,445,363	$165,316,723	$38,064,821	$54,522,394
Repurchase agreements, at value	-	-	5,882,708	8,272,853	1,086,738	1,206,701
Cash (1)	-	3	-	-	144,016	261,814
Foreign currency held, at value	-	-	-	-	-	77
Receivables:
Dividends and interest	1,999,067	1,801,928	128,308	265,347	15,317	107,424
Fund shares sold	-	-	367,468	507,780	60,837	35,040
Securities sold	-	1,521,691	175,837	37,031	48,081	86,245
Variation margin	-	-	160,401	212,296	35,058	44,650
Due from adviser	9,734	3,931	1,147	1,351	1,813	1,748
Prepaid expenses and other assets	432	158	606	780	313	470
Total Assets	316,532,934	94,103,538	139,161,838	174,614,161	39,456,994	56,266,563
LIABILITIES
Payables:
Securities purchased	14,524,111	1,725,256	3,219,228	5,136,349	98,771	178,652
Due to custodian	200	-	28,410	5,964	-	-
Accrued advisory fees	35,853	21,706	14,716	18,074	4,231	6,119
Accrued support service expenses	697	222	316	396	82	109
Accrued custodian, and portfolio accounting and tax fees	42,698	23,221	9,304	9,586	12,882	15,758
Accrued shareholder report expenses	3,192	1,255	1,559	1,856	459	540
Accrued trustees’ fees and expenses	748	255	344	412	103	126
Accrued other	4,679	2,777	2,788	3,116	2,104	2,109
Total Liabilities	14,612,178	1,774,692	3,276,665	5,175,753	118,632	203,413
NET ASSETS	$301,920,756	$92,328,846	$135,885,173	$169,438,408	$39,338,362	$56,063,150
NET ASSETS CONSIST OF:
Paid-in capital	$290,467,202	$90,528,352	$118,184,266	$155,745,362	$34,729,319	$52,404,997
Undistributed earnings	11,453,554	1,800,494	17,700,907	13,693,046	4,609,043	3,658,153
NET ASSETS	$301,920,756	$92,328,846	$135,885,173	$169,438,408	$39,338,362	$56,063,150
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	27,245,153	8,064,354	8,845,226	11,826,166	2,651,766	4,108,849
Net Asset Value Per Share	$11.08	$11.45	$15.36	$14.33	$14.83	$13.64

Investments, at cost	$301,594,834	$89,393,545	$114,594,477	$157,990,869	$34,006,506	$52,873,952
Repurchase agreements, at cost	-	-	5,882,708	8,272,853	1,086,738	1,206,701
Foreign currency held, at cost	-	-	-	-	-	77

(1)	Includes cash collateral segregated for open futures contracts in the PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios of $101,600 and $122,880, respectively.

See Notes to Financial Statements

B-1

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
ASSETS
Investments, at value	$40,503,618	$134,276,717
Repurchase agreements, at value	274,871	5,292,704
Foreign currency held, at value	198,801	238,014
Receivables:
Dividends and interest	148,804	491,515
Fund shares sold	49,846	477,394
Securities sold	-	2,757
Due from adviser	-	15,883
Prepaid expenses and other assets	4,768	37,724
Total Assets	41,180,708	140,832,708
LIABILITIES
Payables:
Securities purchased	4,867	3,598,614
Due to custodian	-	1,462
Accrued advisory fees	19,338	24,718
Accrued support service expenses	87	257
Accrued custodian, and portfolio accounting and tax fees	3,028	10,457
Accrued shareholder report expenses	525	1,498
Accrued trustees’ fees and expenses	119	318
Accrued other	2,209	2,692
Total Liabilities	30,173	3,640,016
NET ASSETS	$41,150,535	$137,192,692
NET ASSETS CONSIST OF:
Paid-in capital	$39,182,961	$140,603,588
Undistributed/accumulated earnings (deficit)	1,967,574	(3,410,896)
NET ASSETS	$41,150,535	$137,192,692
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	3,017,840	11,269,951
Net Asset Value Per Share	$13.64	$12.17

Investments, at cost	$38,725,222	$139,518,728
Repurchase agreements, at cost	274,871	5,292,704
Foreign currency held, at cost	194,470	237,166

See Notes to Financial Statements

B-2

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio	PD Small-Cap Value Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$15,192	$1,617	$934,043	$1,822,964	$155,948	$552,304
Interest, net of foreign taxes withheld	3,185,314	3,142,776	221	281	49	80
Total Investment Income	3,200,506	3,144,393	934,264	1,823,245	155,997	552,384

EXPENSES
Advisory fees	193,831	126,614	84,625	100,464	25,146	31,141
Support services expenses	4,120	1,422	1,976	2,350	577	691
Custodian fees and expenses	8,905	982	6,084	6,752	10,101	12,331
Portfolio accounting and tax fees	59,889	35,046	8,433	9,808	9,022	10,729
Shareholder report expenses	3,313	1,136	1,545	1,830	460	541
Legal and audit fees	3,978	1,360	1,871	2,227	553	659
Trustees’ fees and expenses	1,783	617	853	1,016	250	299
Interest expense and commitment fees	-	1	107	127	34	38
Other	3,409	2,757	3,144	3,245	2,605	2,872
Total Expenses	279,228	169,935	108,638	127,819	48,748	59,301
Adviser Reimbursement (1)	(53,486)	(24,341)	(6,041)	(6,094)	(11,094)	(12,508)
Net Expenses	225,742	145,594	102,597	121,725	37,654	46,793
NET INVESTMENT INCOME	2,974,764	2,998,799	831,667	1,701,520	118,343	505,591

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	386,864	477,472	(1,260,951)	4,223,990	366,634	1,478,500
Futures contracts transactions	-	-	381,457	329,454	(4,910)	(38,437)
Foreign currency transactions	-	-	-	-	(2)	(11)
Net Realized Gain (Loss)	386,864	477,472	(879,494)	4,553,444	361,722	1,440,052

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	3,055,836	1,920,762	10,006,968	4,523,250	2,062,090	1,116,717
Futures contracts	-	-	70,055	79,767	72,454	99,239
Foreign currencies	-	-	-	-	-	3
Change in Net Unrealized Appreciation	3,055,836	1,920,762	10,077,023	4,603,017	2,134,544	1,215,959
NET GAIN	3,442,700	2,398,234	9,197,529	9,156,461	2,496,266	2,656,011
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,417,464	$5,397,033	$10,029,196	$10,857,981	$2,614,609	$3,161,602

Foreign taxes withheld on dividends and interest	$-	$650	$392	$954	$148	$739

(1)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

B-3

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2012 (Unaudited)

	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$539,564	$2,535,329
Interest, net of foreign taxes withheld	53	92
Total Investment Income	539,617	2,535,421

EXPENSES
Advisory fees	122,549	140,301
Support services expenses	655	1,850
Custodian fees and expenses	16,975	32,966
Portfolio accounting and tax fees	19,809	38,322
Shareholder report expenses	535	1,459
Legal and audit fees	635	1,768
Trustees’ fees and expenses	285	801
Interest expense and commitment fees	255	102
Other	2,557	4,439
Total Expenses	164,255	222,008
Adviser Reimbursement (1)	-	(49,173)
Net Expenses	164,255	172,835
NET INVESTMENT INCOME	375,362	2,362,586

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (2)	(156,301)	(464,576)
Foreign currency transactions	(14,513)	(15,367)
Net Realized Loss	(170,814)	(479,943)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	607,103	598,527
Foreign currencies	5,519	(9,334)
Change in Net Unrealized Appreciation	612,622	589,193
NET GAIN	441,808	109,250
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$817,170	$2,471,836

Foreign taxes withheld on dividends and interest	$60,061	$268,060

(1)	See Note 7B in Notes to Financial Statements.
(2)	Realized loss on investment security transactions for the PD Emerging Markets Portfolio is net of foreign capital gains tax withheld of $2.

See Notes to Financial Statements

B-4

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio		PD Large-Cap Growth Index Portfolio

OPERATIONS
Net investment income	$2,974,764	$4,947,566	$2,998,799	$4,566,022	$831,667	$1,126,551
Net realized gain (loss)	386,864	991,285	477,472	1,058,412	(879,494)	3,146,382
Change in net unrealized appreciation (depreciation)	3,055,836	7,424,641	1,920,762	(3,456,129)	10,077,023	(2,042,253)
Net Increase in Net Assets Resulting from Operations	6,417,464	13,363,492	5,397,033	2,168,305	10,029,196	2,230,680

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(2,166,143)	(7,296,006)	(1,866,441)	(5,690,297)	(2,400)	(1,176,464)
Net realized gains	(405,475)	(821,415)	-	(1,097,619)	-	(3,396,485)
Net Decrease from Dividends and Distributions to Shareholders	(2,571,618)	(8,117,421)	(1,866,441)	(6,787,916)	(2,400)	(4,572,949)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	89,473,576	82,553,018	9,093,386	41,861,497	28,193,766	48,944,574
Dividend and distribution reinvestments	2,571,618	8,117,421	1,866,441	6,787,916	2,400	4,572,949
Cost of shares repurchased	(4,275,028)	(49,554,171)	(448,415)	(4,493,854)	(2,462,230)	(14,518,753)
Net Increase in Net Assets from Capital Share Transactions	87,770,166	41,116,268	10,511,412	44,155,559	25,733,936	38,998,770
NET INCREASE IN NET ASSETS	91,616,012	46,362,339	14,042,004	39,535,948	35,760,732	36,656,501

NET ASSETS
Beginning of Year or Period	210,304,744	163,942,405	78,286,842	38,750,894	100,124,441	63,467,940
End of Year or Period	$301,920,756	$210,304,744	$92,328,846	$78,286,842	$135,885,173	$100,124,441

	PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio		PD Small-Cap Value Index Portfolio

OPERATIONS
Net investment income	$1,701,520	$2,167,633	$118,343	$110,629	$505,591	$554,159
Net realized gain	4,553,444	5,693,730	361,722	2,246,765	1,440,052	2,071,070
Change in net unrealized appreciation (depreciation)	4,603,017	(6,346,168)	2,134,544	(3,100,556)	1,215,959	(4,066,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,857,981	1,515,195	2,614,609	(743,162)	3,161,602	(1,441,496)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(162,347)	(2,030,533)	(369)	(153,565)	(7,922)	(643,836)
Net realized gains	(5,693,731)	(109,671)	(219,047)	(2,205,530)	-	(2,128,972)
Net Decrease from Dividends and Distributions to Shareholders	(5,856,078)	(2,140,204)	(219,416)	(2,359,095)	(7,922)	(2,772,808)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	41,549,027	56,108,459	9,563,856	11,726,621	19,494,693	15,655,746
Dividend and distribution reinvestments	5,856,078	2,140,204	219,416	2,359,095	7,922	2,772,808
Cost of shares repurchased	(2,932,250)	(15,149,930)	(837,744)	(3,080,420)	(698,656)	(3,103,220)
Net Increase in Net Assets from Capital Share Transactions	44,472,855	43,098,733	8,945,528	11,005,296	18,803,959	15,325,334
NET INCREASE IN NET ASSETS	49,474,758	42,473,724	11,340,721	7,903,039	21,957,639	11,111,030

NET ASSETS
Beginning of Year or Period	119,963,650	77,489,926	27,997,641	20,094,602	34,105,511	22,994,481
End of Year or Period	$169,438,408	$119,963,650	$39,338,362	$27,997,641	$56,063,150	$34,105,511

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended. The portfolios covered in this report currently offer Class P shares only (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.

See Notes to Financial Statements

B-5

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (1) (Continued)

	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011	Period Ended June 30, 2012 (2)	Year Ended December 31, 2011
	PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
OPERATIONS
Net investment income	$375,362	$422,163	$2,362,586	$2,040,157
Net realized gain (loss)	(170,814)	503,219	(479,943)	(37,247)
Change in net unrealized appreciation (depreciation)	612,622	(6,954,845)	589,193	(12,506,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	817,170	(6,029,463)	2,471,836	(10,503,307)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	-	(444,945)	(13,900)	(2,054,303)
Net realized gains	(454,750)	(53,047)	-	-
Net Decrease from Dividends and Distributions to Shareholders	(454,750)	(497,992)	(13,900)	(2,054,303)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	10,535,861	13,508,497	42,696,528	58,944,629
Dividend and distribution reinvestments	454,750	497,992	13,900	2,054,303
Cost of shares repurchased	(1,225,178)	(1,905,383)	(2,044,198)	(7,950,086)
Net Increase in Net Assets from Capital Share Transactions	9,765,433	12,101,106	40,666,230	53,048,846
NET INCREASE IN NET ASSETS	10,127,853	5,573,651	43,124,166	40,491,236

NET ASSETS
Beginning of Year or Period	31,022,682	25,449,031	94,068,526	53,577,290
End of Year or Period	$41,150,535	$31,022,682	$137,192,692	$94,068,526

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended. The portfolios covered in this report currently offer Class P shares only (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.

See Notes to Financial Statements

B-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions		Net Asset Value, End of Year or Period	Total Returns (2)	Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (3)	Ratio of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratio of Net Investment Income After Expense Reductions To Average Net Assets (3)	Portfolio Turnover Rates
PD Aggregate Bond Index
2012 (5)	$10.92	$0.12	$0.14	$0.26	($0.08)		($0.02)		($0.10)		$11.08	2.35%	$301,920,756	0.21%	0.17%	2.24%	38.99%
2011	10.59	0.30	0.50	0.80	(0.42)		(0.05)		(0.47)		10.92	7.65%	210,304,744	0.24%	0.17%	2.78%	114.95%
2010	10.23	0.31	0.33	0.64	(0.27)		(0.01)		(0.28)		10.59	6.23%	163,942,405	0.28%	0.17%	2.88%	148.73%
2009 (6)	10.00	0.19	0.21	0.40	(0.14)		(0.03)		(0.17)		10.23	3.97%	67,711,104	0.28%	0.17%	2.80%	324.46%
PD High Yield Bond Market
2012 (5)	$10.96	$0.40	$0.33	$0.73	($0.24)		$-		($0.24)		$11.45	6.69%	$92,328,846	0.40%	0.34%	7.00%	18.01%
2011	11.42	0.84	(0.26)	0.58	(0.87)		(0.17)		(1.04)		10.96	5.03%	78,286,842	0.45%	0.34%	7.23%	44.79%
2010	11.30	1.00	0.43	1.43	(1.02)		(0.29)		(1.31)		11.42	13.05%	38,750,894	0.52%	0.34%	8.57%	40.05%
2009 (6)	10.00	0.66	1.31	1.97	(0.63)		(0.04)		(0.67)		11.30	19.88%	27,986,392	0.57%	0.34%	9.00%	31.24%
PD Large-Cap Growth Index
2012 (5)	$13.97	$0.10	$1.29	$1.39	($-	) (7)	$-		($-	) (7)	$15.36	9.96%	$135,885,173	0.18%	0.17%	1.38%	16.49%
2011	14.31	0.21	0.13	0.34	(0.18)		(0.50)		(0.68)		13.97	2.39%	100,124,441	0.20%	0.17%	1.40%	37.49%
2010	12.75	0.19	1.87	2.06	(0.15)		(0.35)		(0.50)		14.31	16.17%	63,467,940	0.24%	0.17%	1.44%	56.10%
2009 (6)	10.00	0.12	2.80	2.92	(0.09)		(0.08)		(0.17)		12.75	29.12%	29,230,133	0.45%	0.17%	1.57%	80.71%
PD Large-Cap Value Index
2012 (5)	$13.72	$0.17	$0.98	$1.15	($0.01)		($0.53)		($0.54)		$14.33	8.55%	$169,438,408	0.18%	0.17%	2.37%	16.74%
2011	13.95	0.32	(0.29)	0.03	(0.24)		(0.02)		(0.26)		13.72	0.19%	119,963,650	0.20%	0.17%	2.30%	35.63%
2010	12.62	0.29	1.59	1.88	(0.21)		(0.34)		(0.55)		13.95	14.89%	77,489,926	0.24%	0.17%	2.20%	54.98%
2009 (6)	10.00	0.18	2.67	2.85	(0.12)		(0.11)		(0.23)		12.62	28.54%	32,920,484	0.42%	0.17%	2.25%	88.66%
PD Small-Cap Growth Index
2012 (5)	$13.73	$0.05	$1.14	$1.19	($-	) (7)	($0.09)		($0.09)		$14.83	8.68%	$39,338,362	0.27%	0.21%	0.66%	42.70%
2011	15.52	0.07	(0.58)	(0.51)	(0.09)		(1.19)		(1.28)		13.73	(3.27%)	27,997,641	0.31%	0.21%	0.45%	67.66%
2010	12.66	0.09	3.49	3.58	(0.07)		(0.65)		(0.72)		15.52	28.24%	20,094,602	0.46%	0.21%	0.63%	69.43%
2009 (6)	10.00	0.04	2.82	2.86	(0.03)		(0.17)		(0.20)		12.66	28.60%	11,785,105	0.70%	0.21%	0.56%	70.15%
PD Small-Cap Value Index
2012 (5)	$12.63	$0.15	$0.86	$1.01	($-	) (7)	$-		($-	) (7)	$13.64	8.08%	$56,063,150	0.27%	0.21%	2.27%	40.56%
2011	14.60	0.27	(1.11)	(0.84)	(0.27)		(0.86)		(1.13)		12.63	(5.82%)	34,105,511	0.32%	0.21%	1.93%	62.96%
2010	12.65	0.26	2.74	3.00	(0.23)		(0.82)		(1.05)		14.60	23.67%	22,994,481	0.45%	0.21%	1.93%	61.82%
2009 (6)	10.00	0.17	2.73	2.90	(0.13)		(0.12)		(0.25)		12.65	29.01%	13,168,196	0.74%	0.21%	2.12%	74.74%
PD Emerging Markets
2012 (5)	$13.32	$0.13	$0.34	$0.47	$-		($0.15)		($0.15)		$13.64	3.56%	$41,150,535	0.80%	0.80%	1.84%	2.34%
2011	16.55	0.22	(3.24)	(3.02)	(0.19)		(0.02)		(0.21)		13.32	(18.20%)	31,022,682	0.92%	0.92%	1.45%	6.32%
2010	14.21	0.20	2.64	2.84	(0.19)		(0.31)		(0.50)		16.55	20.04%	25,449,031	0.85%	0.85%	1.34%	7.25%
2009 (6)	10.00	0.11	4.23	4.34	(0.11)		(0.02)		(0.13)		14.21	43.43%	17,805,640	0.98%	0.97%	1.33%	8.14%
PD International Large-Cap
2012 (5)	$11.82	$0.25	$0.10	$0.35	($-	) (7)	$-		($-	) (7)	$12.17	3.00%	$137,192,692	0.38%	0.30%	4.09%	0.62%
2011	13.77	0.37	(2.05)	(1.68)	(0.27)		-		(0.27)		11.82	(12.16%)	94,068,526	0.46%	0.30%	2.78%	0.61%
2010	13.01	0.30	0.69	0.99	(0.23)		(-	) (7)	(0.23)		13.77	7.61%	53,577,290	0.46%	0.30%	2.35%	3.25%
2009 (6)	10.00	0.14	3.02	3.16	(0.09)		(0.06)		(0.15)		13.01	31.59%	24,829,572	0.64%	0.30%	1.68%	5.62%

(1)	Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended. The portfolios covered in this report currently offer Class P shares only (see Note 1 in Notes to Financial Statements). Per share amounts have been calculated using the average shares method.
(2)	Total returns for periods of less than one full year are not annualized.
(3)	The ratios for periods of less than one full year are annualized.
(4)	The ratios of expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any, as discussed in Note 7B in Notes to the Financial Statements.
(5)	Unaudited for the six-month period ended June 30, 2012.
(6)	Operations commenced on May 1, 2009.
(7)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

B-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, management investment company, organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Fund. As of June 30, 2012, the Fund was comprised of fifty-one separate portfolios, eight of which are presented in this report: PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”).

Effective May 1, 2011, the Fund adopted a Multi-Class Plan pursuant to Rule 18f-3 under the 1940 Act pursuant to which the Fund may offer multiple classes of shares. The Pacific Dynamix Underlying Portfolios currently offer Class P shares only.

Presently only the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) and the Adviser and certain of its affiliates can invest in the Class P shares of the Pacific Dynamix Underlying Portfolios.

The semi-annual report for the Pacific Dynamix Portfolios is not included in this report; there is a separate semi-annual report for the Pacific Dynamix Portfolios, which is available without charge. For information on how to obtain such semi-annual report, see the Where to Go for More Information section of this report on page D-2.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A portfolio will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the portfolio invests. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each portfolio declares and pays dividends on net investment income at least annually, except for the PD Aggregate Bond Index and PD High Yield Bond Market Portfolios, for which dividends are generally declared and paid semi-annually. Dividends may be declared more or less frequently if advantageous to the specific portfolio and its shareholders. All realized capital gains are distributed at least annually for all portfolios. Dividends and capital gains distributions are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Fund’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, initially expressed in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the portfolios separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. EXPENSE ALLOCATION

General expenses of the Fund are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio are charged directly to that portfolio.

E. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in

C-1

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

the statement of assets and liabilities such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the ASU requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact, if any, that the implementation of this ASU will have on the Fund’s financial statement disclosures.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY AND PROCEDURES

The Fund Board of Trustees (the “Board”) has adopted procedures (“Fund Procedures”) for determining the value of its investments each business day. Under the Fund Procedures, the Board has delegated its authority to a Trustee Valuation Committee or another valuation committee to determine the value of the Fund’s assets each business day. Each valuation committee that values the Fund’s investments does so in accordance with the Fund Procedures, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board. Notes 3B and 3C below describe in greater detail the methodologies used to value the Fund’s investments.

B. NET ASSET VALUE

Each portfolio of the Fund is divided into shares. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding. The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. The valuation of investments held by the portfolios of the Fund is discussed in further detail below.

Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of all investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

C. INVESTMENT VALUATION

For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Money Market Instruments and Short-Term Investments

Money market and short-term investments maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Domestic Equity Investments

For domestic equity investments, the portfolios use the last reported sale price or official closing price as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events that occur between the close of certain foreign exchanges and the NYSE. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.

C-2

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Investment Values Determined by a Valuation Committee

The Fund Procedures include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Fund Procedures provide that the value of such investments may be determined in accordance with alternative valuation methodologies. Under the Fund Procedures these alternative methodologies may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold.

Market quotes are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Fund Procedures, a valuation oversight committee (“VOC”) has been established which determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Fund’s adviser, and the Fund’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Fund Procedures periodically (at least annually) to determine the validity and accuracy of the inputs and methodologies used to value the Fund’s investments. The VOC also periodically re-evaluates how each portfolio’s investments are characterized within the three-tier hierarchy and the validity of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the methodologies used to value Level 3 investments to substantiate the unobservable inputs used to value those investments. Such back-testing includes comparing Level 3 investment values to exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Fund Procedures are reported to the Board on a quarterly basis with material changes, as determined by the Fund’s CCO, requiring approval by the Board. In addition, all investments categorized as Level 3 under the three-tier hierarchy are reported to the Chairman of the Audit Committee on a quarterly basis and such report includes the inputs and methodologies used to value those investments.

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 3C above) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A summary of each portfolio’s investments as of June 30, 2012 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in mutual funds are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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(Unaudited)

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of the assets owned by the Fund may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of the Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Equity Investments

The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the General Investment Risk factors noted above.

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(Unaudited)

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Illiquid Investments

Each portfolio may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets, taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each portfolio as of June 30, 2012 was less than 15% of its net assets.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the investment on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the United States Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the Adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Fund’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Pacific Dynamix Underlying Portfolios may invest in futures contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risk, to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a portfolio or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a portfolio or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could have a material adverse impact on a portfolio’s financial statements. To reduce credit and counterparty risk associated with transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the portfolios entered into futures contracts for the following reasons: The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios utilized futures to help provide equity exposure to the portfolio’s cash balances and accruals, and to provide daily liquidity for the portfolio’s inflows and outflows.

The derivative investments held as of June 30, 2012 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each applicable portfolio during the period ended June 30, 2012.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Fund’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Equity contracts	Receivable: Variation margin	Payable: Variation margin

The following is a summary of fair values of derivative investments disclosed in the Statements of Assets and Liabilities, which are not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of June 30, 2012:

	Total Value of Equity Contracts* as of June 30, 2012
Portfolio	Assets	Liabilities
PD Large-Cap Growth Index	$83,440	$-
PD Large-Cap Value Index	112,229	-
PD Small-Cap Growth Index	70,663	-
PD Small-Cap Value Index	98,394	-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments and its notes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Fund’s Statements of Operations:

Derivative Investment Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Equity contracts	Net realized gain (loss) on futures contracts transactions
Change in net unrealized appreciation (depreciation) on futures contracts

The following is a summary of each portfolio’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments in equity futures contracts recognized in the Statements of Operations as of June 30, 2012:

	Realized Gain (Loss) and Unrealized Appreciation (Depreciation) on Derivative Investments in Equity Futures Contracts Recognized in the Statements of Operations
Portfolio	Realized Gain (Loss)	Change in Unrealized Appreciation
PD Large-Cap Growth Index	$381,457	$70,055
PD Large-Cap Value Index	329,454	79,767
PD Small-Cap Growth Index	(4,910)	72,454
PD Small-Cap Value Index	(38,437)	99,239

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as investment adviser to each portfolio of the Fund. PLFA receives advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

PD Aggregate Bond Index	0.16% of first $50 million 0.15% of next $50 million 0.14% on excess
PD High Yield Bond Market	0.35% of first $50 million 0.22% of next $50 million 0.14% on excess
PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% of first $300 million 0.12% on excess
PD Emerging Markets	0.60% of first $50 million 0.35% on excess
PD International Large-Cap	0.25% of first $100 million 0.20% on excess

Pursuant to Portfolio Management or Subadvisory Agreements as of June 30, 2012, the Fund and PLFA engage various investment management firms under PLFA’s supervision, to sub-advise each Pacific Dynamix Underlying Portfolio. The following firms serve as sub-advisers for the respective portfolios: BlackRock Investment Management, LLC for the PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios; SSgA Funds Management, Inc. for the PD Aggregate Bond Index and PD High Yield Bond Market Portfolios; and Dimensional Fund Advisors LP for the PD Emerging Markets and PD International Large-Cap Portfolios. PLFA, as Investment Adviser to each portfolio of the Fund, pays the related portfolio management fees to these sub-advisors as compensation for their sub-advisory services provided to the Fund.

Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Fund that are outside the scope of the investment adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Fund compensates Pacific Life and PLFA for their expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent and dividend disbursing agent for all Class P shares of the Pacific Dynamix Underlying Portfolios and is compensated by the Fund for these services.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser and Pacific Life are related parties. The advisory fees payable to the Adviser and expenses for support services payable to PLFA and Pacific Life (see Note 6) by each portfolio covered in this report for the period ended June 30, 2012 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2012 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Fund’s expenses, PLFA has entered into expense limitation agreements with the Fund and has contractually agreed to reimburse each Pacific Dynamix Underlying Portfolio through April 30, 2013 to the extent the total net operating expenses (including advisory fees and organizational expenses, but not including extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of each portfolio’s business of a Pacific Dynamix Underlying Portfolio) exceeds the annualized expense ratios as follows: 0.17% for the PD Aggregate Bond Index, PD Large-Cap Growth Index, and PD Large-Cap Value Index Portfolios; 0.34% for the PD High Yield Bond Market Portfolio; 0.21% for the PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios; 0.97% for the PD Emerging Markets Portfolio; and 0.30% for the PD International Large-Cap Portfolio.

Any expense reimbursements are subject to recoupment by PLFA for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place) to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable portfolio, but not above the expense cap. The amounts of adviser reimbursement to each of the applicable portfolios covered in this report for the period ended June 30, 2012 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of June 30, 2012 are presented in the Statements of Assets and Liabilities.

C-9

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The cumulative expense reimbursement amounts, if any, as of June 30, 2012 that are subject to repayment from the portfolios are as follows:

	Expiration
Portfolio	2012	2013	2014	2015
PD Aggregate Bond Index	$32,594	$110,894	$125,051	$53,486
PD High Yield Bond Market	36,830	56,698	67,270	24,341
PD Large-Cap Growth Index	33,861	28,860	27,630	6,041
PD Large-Cap Value Index	33,209	32,445	29,532	6,094
PD Small-Cap Growth Index	28,127	38,021	25,175	11,094
PD Small-Cap Value Index	32,402	41,193	30,356	12,508
PD International Large-Cap	36,554	60,583	120,039	49,173

There was no recoupment of expense reimbursement by PLFA from any of the Pacific Dynamix Underlying Portfolios during the period ended June 30, 2012.

C. INVESTMENTS BY AFFILIATED PARTY

As of June 30, 2012, Pacific Life owned the following percentages of shares outstanding of each of the following portfolios:

Portfolio	Ownership Percentage
PD High Yield Bond Market	64.34%
PD Small-Cap Growth Index	17.92%
PD Small-Cap Value Index	11.03%
PD Emerging Markets	33.34%
D. INDEPENDENT TRUSTEES

The Fund pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Each independent trustee of the Board is eligible to participate in the Fund’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain portfolios in the Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Investment Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of the Class A and/or Class P shares of the corresponding series of the Pacific Life Funds without a sales load. The obligation of each portfolio under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a portfolio’s DCP Liability account will cause the expenses of that portfolio to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a portfolio’s DCP Liability account, if any, is recorded as an expense (trustees’ fees and expenses). None of the independent trustees have deferred their compensation since the commencement of operations of all the portfolios covered in this report, therefore there is no accrued deferred compensation shown in the Statements of Assets and Liabilities.

E. OFFICERS OF THE FUND

All officers of the Fund are also officers of Pacific Life and PLFA and received no compensation from the Fund.

F. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the trustees which provides that the Fund will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

C-10

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. COMMITTED LINE OF CREDIT

The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the Overnight LIBOR rate, plus 1.25%. The Fund pays the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line up to a maximum of $75,000. As of June 30, 2012, the actual interest rate on borrowing by the Fund was 1.42%. The committed line of credit will expire on August 31, 2012, unless renewed, and applies to all portfolios covered in this report except the PD Aggregate Bond and PD High Yield Bond Market Portfolios. The Fund expects to renew the committed line of credit through August 30, 2013. The commitment fees and interest incurred by each applicable portfolio covered in this report are recorded as an expense. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. As of June 30, 2012, the portfolios covered in this report had no borrowings outstanding in connection with this line of credit. The weighted average interest rate and the average dollar amount of borrowings on those days that the PD Emerging Markets Portfolio had a loan outstanding during the period ended June 30, 2012 were 1.41% and $473,130, respectively. No other portfolios covered in this report had a loan outstanding during the same period.

9. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2012, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$168,180,696	$98,212,954

	Other Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$33,034,873	$4,103,328
PD High Yield Bond Market	27,664,149	15,054,966
PD Large-Cap Growth Index	45,942,698	19,614,180
PD Large-Cap Value Index	63,630,853	23,662,971

	Other Securities
Portfolio	Purchases	Sales
PD Small-Cap Growth Index	$2,995,189	$15,065,161
PD Small-Cap Value Index	36,176,556	17,824,775
PD Emerging Markets	10,183,957	938,651
PD International Large-Cap	41,401,239	717,835

10. FEDERAL INCOME TAX INFORMATION

The Fund currently intends that each Pacific Dynamix Underlying Portfolio will be treated as a partnership for Federal income tax purposes only. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably, when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a regulated investment company.

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2012, were as follows:

Portfolio	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)
PD Aggregate Bond Index	$301,594,834	$13,100,643	($171,776)	$12,928,867	$ -	$12,928,867
PD High Yield Bond Market	89,393,545	3,398,000	(2,015,718)	1,382,282	-	1,382,282
PD Large-Cap Growth Index	120,477,185	19,376,712	(1,525,826)	17,850,886	83,440	17,934,326
PD Large-Cap Value Index	166,263,722	14,028,226	(6,702,372)	7,325,854	112,229	7,438,083
PD Small-Cap Growth Index	35,093,244	5,302,445	(1,244,130)	4,058,315	70,663	4,128,978
PD Small-Cap Value Index	54,080,653	4,108,219	(2,459,777)	1,648,442	98,400	1,746,842
PD Emerging Markets	39,000,093	6,106,812	(4,328,416)	1,778,396	4,564	1,782,960
PD International Large-Cap	144,811,432	8,311,178	(13,553,189)	(5,242,011)	(11,092)	(5,253,103)

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies, if any.

The Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. The Fund is required to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. As a result of each portfolio’s evaluation, as of and during the period ended June 30, 2012, the Fund did not record a liability for any unrecognized tax benefits. The Fund’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense. During the period ended June 30, 2012, none of the Pacific Dynamix Underlying Portfolios incurred any interest or penalties. The Fund is additionally not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C-11

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The Fund remains subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Massachusetts) for the tax years ended December 31, 2009 through December 31, 2011.

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gain distributions to shareholders for the period ended June 30, 2012 and the year ended December 31, 2011, were as follows:

	For the Period Ended June 30, 2012			For the Year Ended December 31, 2011
Portfolio	Ordinary Income	Long-term Capital Gains	Total	Ordinary Income	Long-term Capital Gains	Total
PD Aggregate Bond Index	$2,434,192	$137,426	$2,571,618	$7,714,482	$402,939	$8,117,421
PD High Yield Bond Market	1,866,441	-	1,866,441	5,766,216	1,021,700	6,787,916
PD Large-Cap Growth Index	2,400	-	2,400	2,192,500	2,380,449	4,572,949
PD Large-Cap Value Index	1,426,014	4,430,064	5,856,078	2,030,533	109,671	2,140,204
PD Small-Cap Growth Index	369	219,047	219,416	531,340	1,827,755	2,359,095
PD Small-Cap Value Index	7,922	-	7,922	1,209,700	1,563,108	2,772,808
PD Emerging Markets	-	454,750	454,750	444,945	53,047	497,992
PD International Large-Cap	13,900	-	13,900	2,054,303	-	2,054,303

12. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio for the period ended June 30, 2012 and the year ended December 31, 2011 were as follows:

	PD Aggregate Bond Index		PD High Yield Bond Market		PD Large-Cap Growth Index
	2012	2011	2012	2011	2012	2011
Class P
Shares sold	8,141,895	7,605,690	792,445	3,516,194	1,844,339	3,360,265
Dividend and distribution reinvested	232,998	748,000	167,389	613,438	160	328,896
Shares repurchased	(387,885)	(4,579,643)	(39,521)	(378,899)	(165,579)	(957,723)
Net increase	7,987,008	3,774,047	920,313	3,750,733	1,678,920	2,731,438
Shares outstanding, beginning of year or period	19,258,145	15,484,098	7,144,041	3,393,308	7,166,306	4,434,868
Shares outstanding, end of year or period	27,245,153	19,258,145	8,064,354	7,144,041	8,845,226	7,166,306

	PD Large-Cap Value Index		PD Small-Cap Growth Index		PD Small-Cap Value Index
	2012	2011	2012	2011	2012	2011
Class P
Shares sold	2,861,884	4,070,207	653,470	779,729	1,459,240	1,131,285
Dividend and distribution reinvested	426,793	156,542	15,460	170,896	606	219,835
Shares repurchased	(205,102)	(1,037,585)	(55,948)	(206,680)	(52,112)	(224,503)
Net increase	3,083,575	3,189,164	612,982	743,945	1,407,734	1,126,617
Shares outstanding, beginning of year or period	8,742,591	5,553,427	2,038,784	1,294,839	2,701,115	1,574,498
Shares outstanding, end of year or period	11,826,166	8,742,591	2,651,766	2,038,784	4,108,849	2,701,115

	PD Emerging Markets		PD International Large-Cap
	2012	2011	2012	2011
Class P
Shares sold	736,388	894,257	3,477,444	4,471,584
Dividend and distribution reinvested	34,618	37,650	1,198	176,658
Shares repurchased	(81,842)	(140,508)	(167,225)	(581,968)
Net increase	689,164	791,399	3,311,417	4,066,274
Shares outstanding, beginning of year or period	2,328,676	1,537,277	7,958,534	3,892,260
Shares outstanding, end of year or period	3,017,840	2,328,676	11,269,951	7,958,534

C-12

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses and expense reductions (Note 7B to Financial Statements). The “Ending Account Value at 06/30/12” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/12-06/30/12” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2012 to June 30, 2012.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/12-06/30/12.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers and other expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/12	Ending Account Value at 06/30/12	Annualized Expense Ratio	Expenses Paid During the Period 01/01/12- 06/30/12 (1)
PD Aggregate Bond Index
Actual	$1,000.00	$1,023.50	0.17%	$0.86
Hypothetical	1,000.00	1,024.02	0.17%	0.86

PD High Yield Bond Market
Actual	$1,000.00	$1,066.90	0.34%	$1.75
Hypothetical	1,000.00	1,023.17	0.34%	1.71

PD Large-Cap Growth Index
Actual	$1,000.00	$1,099.60	0.17%	$0.89
Hypothetical	1,000.00	1,024.02	0.17%	0.86

PD Large-Cap Value Index
Actual	$1,000.00	$1,085.50	0.17%	$0.88
Hypothetical	1,000.00	1,024.02	0.17%	0.86

Portfolio	Beginning Account Value at 01/01/12	Ending Account Value at 06/30/12	Annualized Expense Ratio	Expenses Paid During the Period 01/01/12- 06/30/12 (1)
PD Small-Cap Growth Index
Actual	$1,000.00	$1,086.80	0.21%	$1.09
Hypothetical	1,000.00	1,023.82	0.21%	1.06

PD Small-Cap Value Index
Actual	$1,000.00	$1,080.80	0.21%	$1.09
Hypothetical	1,000.00	1,023.82	0.21%	1.06

PD Emerging Markets
Actual	$1,000.00	$1,035.60	0.80%	$4.05
Hypothetical	1,000.00	1,020.89	0.80%	4.02

PD International Large-Cap
Actual	$1,000.00	$1,030.00	0.30%	$1.51
Hypothetical	1,000.00	1,023.37	0.30%	1.51

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 days.

D-1

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Fund files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The fund’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Web site at http://www. sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Fund files information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Fund’s Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Fund

For complete descriptions of the various securities and other instruments held by the Fund and their risks, please see the Fund’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Fund’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s SAI.

How to obtain Information

The Fund’s prospectus, SAI (including Proxy Voting Policies), annual and semi-annual reports, and complete schedules of investments are available:

•	On the Fund’s website at http://www.PacificLife.com

•	On the SEC’ website at http://www. sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Pacific Life’s Annuity Registered Representative: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-800-7681

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

7 a.m. through 5 p.m. Pacific Time

D-2

Form Nos.: 15-40005-01 4760-12A

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 10.8%
Abercrombie & Fitch Co ‘A’	13,579	$463,587
Amazon.com Inc *	59,299	13,540,927
Apollo Group Inc ‘A’ *	17,662	639,188
AutoNation Inc *	6,750	238,140
AutoZone Inc *	4,385	1,610,040
Bed Bath & Beyond Inc *	38,249	2,363,788
Best Buy Co Inc	45,598	955,734
Big Lots Inc *	10,478	427,398
BorgWarner Inc *	18,842	1,235,847
Cablevision Systems Corp ‘A’	35,080	466,213
CarMax Inc *	37,604	975,448
Carnival Corp (Panama)	74,456	2,551,607
CBS Corp ‘B’	106,698	3,497,560
Chipotle Mexican Grill Inc *	5,217	1,982,199
Coach Inc	47,304	2,766,338
Comcast Corp ‘A’	443,606	14,182,084
D.R. Horton Inc	46,337	851,674
Darden Restaurants Inc	21,110	1,068,799
DeVry Inc	9,532	295,206
DIRECTV ‘A’ *	107,763	5,260,990
Discovery Communications Inc ‘A’ *	41,945	2,265,030
Dollar Tree Inc *	38,162	2,053,116
Expedia Inc	14,843	713,503
Family Dollar Stores Inc	19,205	1,276,748
Ford Motor Co	627,927	6,021,820
Fossil Inc *	8,611	659,086
GameStop Corp ‘A’	21,431	393,473
Gannett Co Inc	38,488	566,928
Genuine Parts Co	25,608	1,542,882
H&R Block Inc	48,557	775,941
Harley-Davidson Inc	38,098	1,742,221
Harman International Industries Inc	11,658	461,657
Hasbro Inc	19,222	651,049
International Game Technology	48,652	766,269
J.C. Penney Co Inc	24,115	562,121
Johnson Controls Inc	111,904	3,100,860
Kohl’s Corp	39,449	1,794,535
Leggett & Platt Inc	23,228	490,808
Lennar Corp ‘A’	26,984	834,075
Limited Brands Inc	39,752	1,690,653
Lowe’s Cos Inc	193,600	5,505,984
Macy’s Inc	68,089	2,338,857
Marriott International Inc ‘A’	43,565	1,707,748
Mattel Inc	56,044	1,818,067
McDonald’s Corp	167,166	14,799,206
Netflix Inc *	9,062	620,475
Newell Rubbermaid Inc	47,829	867,618
News Corp ‘A’	346,619	7,726,137
Nike Inc ‘B’	60,350	5,297,523
Nordstrom Inc	26,279	1,305,803
O’Reilly Automotive Inc *	20,745	1,737,809
Omnicom Group Inc	44,846	2,179,516
priceline.com Inc *	8,193	5,444,412
PulteGroup Inc *	55,827	597,349
Ralph Lauren Corp	10,697	1,498,222
Ross Stores Inc	37,112	2,318,387
Scripps Networks Interactive Inc ‘A’	15,249	867,058
Sears Holdings Corp *	6,348	378,976
Staples Inc	113,307	1,478,656
Starbucks Corp	124,800	6,654,336
Starwood Hotels & Resorts Worldwide Inc	32,524	1,725,073
Target Corp	108,785	6,330,199
The Gap Inc	54,587	1,493,500
The Goodyear Tire & Rubber Co *	40,565	479,073
The Home Depot Inc	251,835	13,344,737
The Interpublic Group of Cos Inc	73,110	793,243

	Shares	Value
The McGraw-Hill Cos Inc	46,025	$2,071,125
The TJX Cos Inc	121,905	5,233,382
The Walt Disney Co	294,070	14,262,395
The Washington Post Co ‘B’	795	297,187
Tiffany & Co	20,872	1,105,172
Time Warner Cable Inc	51,413	4,221,007
Time Warner Inc	157,930	6,080,305
TripAdvisor Inc *	15,714	702,259
Urban Outfitters Inc *	18,421	508,235
VF Corp	14,241	1,900,461
Viacom Inc ‘B’	86,839	4,083,170
Whirlpool Corp	12,716	777,711
Wyndham Worldwide Corp	23,994	1,265,444
Wynn Resorts Ltd	13,056	1,354,168
Yum! Brands Inc	75,842	4,885,742

		221,791,269

Consumer Staples - 11.2%
Altria Group Inc	334,786	11,566,856
Archer-Daniels-Midland Co	108,342	3,198,256
Avon Products Inc	70,848	1,148,446
Beam Inc	25,934	1,620,616
Brown-Forman Corp ‘B’	16,330	1,581,561
Campbell Soup Co	28,995	967,853
Coca-Cola Enterprises Inc	49,373	1,384,419
Colgate-Palmolive Co	78,520	8,173,932
ConAgra Foods Inc	68,350	1,772,315
Constellation Brands Inc ‘A’ *	26,711	722,800
Costco Wholesale Corp	71,132	6,757,540
CVS Caremark Corp	210,841	9,852,600
Dean Foods Co *	30,537	520,045
Dr Pepper Snapple Group Inc	34,864	1,525,300
General Mills Inc	106,508	4,104,818
H.J. Heinz Co	52,585	2,859,572
Hormel Foods Corp	22,434	682,442
Kellogg Co	40,512	1,998,457
Kimberly-Clark Corp	64,462	5,399,982
Kraft Foods Inc ‘A’	291,714	11,265,995
Lorillard Inc	21,473	2,833,362
McCormick & Co Inc	21,873	1,326,597
Mead Johnson Nutrition Co	33,601	2,705,217
Molson Coors Brewing Co ‘B’	25,803	1,073,663
Monster Beverage Corp *	25,199	1,794,169
PepsiCo Inc	257,315	18,181,878
Philip Morris International Inc	280,612	24,486,203
Reynolds American Inc	54,535	2,446,985
Safeway Inc	39,342	714,057
Sysco Corp	96,445	2,875,025
The Clorox Co	21,339	1,546,224
The Coca-Cola Co	371,166	29,021,470
The Estee Lauder Cos Inc ‘A’	37,150	2,010,558
The Hershey Co	25,021	1,802,263
The J.M. Smucker Co	18,637	1,407,466
The Kroger Co	92,290	2,140,205
The Procter & Gamble Co	450,823	27,612,909
Tyson Foods Inc ‘A’	47,297	890,603
Wal-Mart Stores Inc	283,909	19,794,135
Walgreen Co	141,943	4,198,674
Whole Foods Market Inc	26,883	2,562,488

		228,527,956

Energy - 10.7%
Alpha Natural Resources Inc *	36,495	317,872
Anadarko Petroleum Corp	82,198	5,441,508
Apache Corp	64,307	5,651,942
Baker Hughes Inc	72,189	2,966,968
Cabot Oil & Gas Corp	34,496	1,359,142
Cameron International Corp *	40,469	1,728,431
Chesapeake Energy Corp	108,911	2,025,745
Chevron Corp	324,592	34,244,456

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
ConocoPhillips	208,053	$11,626,002
CONSOL Energy Inc	37,335	1,129,010
Denbury Resources Inc *	64,119	968,838
Devon Energy Corp	66,604	3,862,366
Diamond Offshore Drilling Inc	11,364	671,953
EOG Resources Inc	44,359	3,997,190
EQT Corp	24,577	1,318,065
Exxon Mobil Corp	769,360	65,834,135
FMC Technologies Inc *	39,303	1,541,857
Halliburton Co	151,719	4,307,302
Helmerich & Payne Inc	17,584	764,552
Hess Corp	50,029	2,173,760
Kinder Morgan Inc	83,095	2,677,321
Marathon Oil Corp	116,123	2,969,265
Marathon Petroleum Corp	56,056	2,518,036
Murphy Oil Corp	31,873	1,602,893
Nabors Industries Ltd * (Bermuda)	47,951	690,494
National Oilwell Varco Inc	70,129	4,519,113
Newfield Exploration Co *	22,190	650,389
Noble Corp (Switzerland)	41,456	1,348,564
Noble Energy Inc	29,255	2,481,409
Occidental Petroleum Corp	133,447	11,445,749
Peabody Energy Corp	44,760	1,097,515
Phillips 66 *	102,871	3,419,432
Pioneer Natural Resources Co	20,263	1,787,399
QEP Resources Inc	29,464	883,036
Range Resources Corp	26,689	1,651,248
Rowan Cos PLC ‘A’ * (United Kingdom)	20,495	662,603
Schlumberger Ltd (Netherlands)	219,412	14,242,033
Southwestern Energy Co *	57,381	1,832,175
Spectra Energy Corp	107,404	3,121,160
Sunoco Inc	17,509	831,678
Tesoro Corp *	23,102	576,626
The Williams Cos Inc	102,846	2,964,022
Valero Energy Corp	90,788	2,192,530
WPX Energy Inc *	32,984	533,681

		218,629,465

Financials - 14.2%
ACE Ltd (Switzerland)	55,729	4,131,191
Aflac Inc	77,032	3,280,793
American Express Co	164,739	9,589,457
American International Group Inc *	105,090	3,372,338
American Tower Corp REIT	64,925	4,538,907
Ameriprise Financial Inc	35,967	1,879,635
Aon PLC (United Kingdom)	53,712	2,512,647
Apartment Investment & Management Co ‘A’ REIT	21,786	588,876
Assurant Inc	14,209	495,042
AvalonBay Communities Inc REIT	15,724	2,224,632
Bank of America Corp	1,773,107	14,504,015
BB&T Corp	114,959	3,546,485
Berkshire Hathaway Inc ‘B’ *	289,339	24,110,619
BlackRock Inc	21,026	3,570,635
Boston Properties Inc REIT	24,652	2,671,537
Capital One Financial Corp	95,489	5,219,429
CBRE Group Inc ‘A’ *	53,797	880,119
Cincinnati Financial Corp	26,636	1,014,033
Citigroup Inc	482,433	13,223,489
CME Group Inc ‘A’	10,923	2,928,566
Comerica Inc	32,448	996,478
Discover Financial Services	87,124	3,012,748
E*TRADE Financial Corp *	42,118	338,629
Equity Residential REIT	49,520	3,088,067
Federated Investors Inc ‘B’	15,316	334,655
Fifth Third Bancorp	151,219	2,026,335
First Horizon National Corp	41,240	356,726
Franklin Resources Inc	23,333	2,589,730
Genworth Financial Inc ‘A’ *	81,510	461,347
HCP Inc REIT	69,027	3,047,542

	Shares	Value
Health Care REIT Inc	35,184	$2,051,227
Host Hotels & Resorts Inc REIT	118,215	1,870,161
Hudson City Bancorp Inc	87,490	557,311
Huntington Bancshares Inc	141,811	907,590
IntercontinentalExchange Inc *	11,934	1,622,785
Invesco Ltd (Bermuda)	73,807	1,668,038
JPMorgan Chase & Co	626,301	22,377,735
KeyCorp	156,676	1,212,672
Kimco Realty Corp REIT	66,907	1,273,240
Legg Mason Inc	20,685	545,463
Leucadia National Corp	32,406	689,276
Lincoln National Corp	46,953	1,026,862
Loews Corp	50,226	2,054,746
M&T Bank Corp	20,780	1,715,805
Marsh & McLennan Cos Inc	89,777	2,893,513
MetLife Inc	174,744	5,390,852
Moody’s Corp	32,541	1,189,374
Morgan Stanley	250,443	3,653,963
Northern Trust Corp	39,637	1,824,095
NYSE Euronext	41,785	1,068,860
People’s United Financial Inc	58,735	681,913
Plum Creek Timber Co Inc REIT	26,508	1,052,368
Principal Financial Group Inc	49,559	1,299,933
Prologis Inc REIT	75,764	2,517,638
Prudential Financial Inc	77,259	3,741,653
Public Storage REIT	23,444	3,385,548
Regions Financial Corp	232,294	1,567,984
Simon Property Group Inc REIT	49,868	7,762,453
SLM Corp	80,240	1,260,570
State Street Corp	80,425	3,590,172
SunTrust Banks Inc	88,557	2,145,736
T. Rowe Price Group Inc	41,975	2,642,746
The Allstate Corp	80,839	2,836,640
The Bank of New York Mellon Corp	196,230	4,307,248
The Charles Schwab Corp	177,643	2,296,924
The Chubb Corp	44,413	3,234,155
The Goldman Sachs Group Inc	80,927	7,757,662
The Hartford Financial Services Group Inc	72,374	1,275,954
The NASDAQ OMX Group Inc	20,239	458,818
The PNC Financial Services Group Inc	86,548	5,288,948
The Progressive Corp	100,524	2,093,915
The Travelers Cos Inc	64,006	4,086,143
Torchmark Corp	16,193	818,556
U.S. Bancorp	311,644	10,022,471
Unum Group	47,024	899,569
Ventas Inc REIT	47,493	2,997,758
Vornado Realty Trust REIT	30,549	2,565,505
Wells Fargo & Co	874,299	29,236,559
Weyerhaeuser Co REIT	88,197	1,972,085
XL Group PLC (Ireland)	51,279	1,078,910
Zions Bancorp	30,579	593,844

		291,598,648

Health Care - 11.9%
Abbott Laboratories	258,872	16,689,478
Aetna Inc	57,154	2,215,861
Agilent Technologies Inc	57,145	2,242,370
Alexion Pharmaceuticals Inc *	31,608	3,138,674
Allergan Inc	50,601	4,684,135
AmerisourceBergen Corp	41,261	1,623,620
Amgen Inc	127,954	9,345,760
Baxter International Inc	90,586	4,814,646
Becton Dickinson & Co	33,349	2,492,838
Biogen Idec Inc *	39,417	5,691,026
Boston Scientific Corp *	235,137	1,333,227
Bristol-Myers Squibb Co	277,910	9,990,865
C.R. Bard Inc	13,819	1,484,713
Cardinal Health Inc	56,826	2,386,692
CareFusion Corp *	36,475	936,678
Celgene Corp *	72,479	4,650,253

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Cerner Corp *	24,123	$1,994,007
CIGNA Corp	47,443	2,087,492
Coventry Health Care Inc	23,513	747,478
Covidien PLC (Ireland)	79,258	4,240,303
DaVita Inc *	15,519	1,524,121
DENTSPLY International Inc	23,303	881,086
Edwards Lifesciences Corp *	18,902	1,952,577
Eli Lilly & Co	168,018	7,209,652
Express Scripts Holding Co *	132,530	7,399,150
Forest Laboratories Inc *	43,652	1,527,384
Gilead Sciences Inc *	124,607	6,389,847
Hospira Inc *	27,330	956,003
Humana Inc	26,840	2,078,490
Intuitive Surgical Inc *	6,533	3,617,910
Johnson & Johnson	451,860	30,527,662
Laboratory Corp of America Holdings *	15,979	1,479,815
Life Technologies Corp *	29,307	1,318,522
McKesson Corp	38,728	3,630,750
Medtronic Inc	171,214	6,631,118
Merck & Co Inc	500,431	20,892,994
Mylan Inc *	70,666	1,510,132
Patterson Cos Inc	14,521	500,539
PerkinElmer Inc	18,823	485,633
Perrigo Co	15,338	1,808,810
Pfizer Inc	1,232,005	28,336,115
Quest Diagnostics Inc	26,030	1,559,197
St. Jude Medical Inc	51,630	2,060,553
Stryker Corp	53,239	2,933,469
Tenet Healthcare Corp *	68,006	356,351
Thermo Fisher Scientific Inc	60,438	3,137,337
UnitedHealth Group Inc	170,688	9,985,248
Varian Medical Systems Inc *	18,344	1,114,765
Waters Corp *	14,642	1,163,600
Watson Pharmaceuticals Inc *	20,905	1,546,761
WellPoint Inc	54,429	3,472,026
Zimmer Holdings Inc	28,978	1,865,024

		242,642,757

Industrials - 10.3%
3M Co	114,165	10,229,184
Avery Dennison Corp	16,920	462,593
C.H. Robinson Worldwide Inc	26,678	1,561,463
Caterpillar Inc	107,332	9,113,560
Cintas Corp	18,029	696,100
Cooper Industries PLC (Ireland)	26,206	1,786,725
CSX Corp	170,965	3,822,777
Cummins Inc	31,657	3,067,880
Danaher Corp	94,607	4,927,133
Deere & Co	65,438	5,291,971
Dover Corp	30,192	1,618,593
Eaton Corp	55,567	2,202,120
Emerson Electric Co	120,721	5,623,184
Equifax Inc	19,878	926,315
Expeditors International of Washington Inc	34,865	1,351,019
Fastenal Co	48,540	1,956,647
FedEx Corp	51,891	4,753,735
Flowserve Corp	9,043	1,037,684
Fluor Corp	27,783	1,370,813
General Dynamics Corp	59,335	3,913,737
General Electric Co	1,743,243	36,329,184
Goodrich Corp	20,680	2,624,292
Honeywell International Inc	128,203	7,158,856
Illinois Tool Works Inc	78,537	4,153,822
Ingersoll-Rand PLC (Ireland)	49,156	2,073,400
Iron Mountain Inc	28,046	924,396
Jacobs Engineering Group Inc *	21,329	807,516
Joy Global Inc	17,388	986,421
L-3 Communications Holdings Inc	16,028	1,186,232
Lockheed Martin Corp	43,822	3,816,020
Masco Corp	58,506	811,478

	Shares	Value
Norfolk Southern Corp	53,596	$3,846,585
Northrop Grumman Corp	41,361	2,638,418
PACCAR Inc	58,666	2,299,121
Pall Corp	18,968	1,039,636
Parker Hannifin Corp	24,807	1,907,162
Pitney Bowes Inc	33,111	495,672
Precision Castparts Corp	23,923	3,935,094
Quanta Services Inc *	35,063	843,966
Raytheon Co	54,842	3,103,509
Republic Services Inc	51,714	1,368,352
Robert Half International Inc	23,589	673,938
Rockwell Automation Inc	23,553	1,555,911
Rockwell Collins Inc	23,860	1,177,491
Roper Industries Inc	16,033	1,580,533
RR Donnelley & Sons Co	29,608	348,486
Ryder System Inc	8,488	305,653
Snap-on Inc	9,520	592,620
Southwest Airlines Co	125,873	1,160,549
Stanley Black & Decker Inc	28,121	1,809,868
Stericycle Inc *	14,050	1,287,964
Textron Inc	45,958	1,142,975
The Boeing Co	123,244	9,157,029
The Dun & Bradstreet Corp	7,911	563,026
Tyco International Ltd (Switzerland)	76,160	4,025,056
Union Pacific Corp	78,351	9,348,058
United Parcel Service Inc ‘B’	157,868	12,433,684
United Technologies Corp	149,948	11,325,572
W.W. Grainger Inc	10,026	1,917,372
Waste Management Inc	76,152	2,543,477
Xylem Inc	30,641	771,234

		211,782,861

Information Technology - 19.6%
Accenture PLC ‘A’ (Ireland)	106,029	6,371,283
Adobe Systems Inc *	81,636	2,642,557
Advanced Micro Devices Inc *	97,541	558,910
Akamai Technologies Inc *	29,499	936,593
Altera Corp	52,996	1,793,385
Amphenol Corp ‘A’	26,654	1,463,838
Analog Devices Inc	48,961	1,844,361
Apple Inc *	153,845	89,845,480
Applied Materials Inc	210,866	2,416,524
Autodesk Inc *	37,818	1,323,252
Automatic Data Processing Inc	80,453	4,478,014
BMC Software Inc *	26,500	1,131,020
Broadcom Corp ‘A’ *	81,598	2,758,012
CA Inc	58,220	1,577,180
Cisco Systems Inc	881,351	15,132,797
Citrix Systems Inc *	30,638	2,571,754
Cognizant Technology Solutions Corp ‘A’ *	50,102	3,006,120
Computer Sciences Corp	25,342	628,988
Corning Inc	249,402	3,224,768
Dell Inc *	244,587	3,062,229
eBay Inc *	189,082	7,943,335
Electronic Arts Inc *	52,287	645,744
EMC Corp *	345,473	8,854,473
F5 Networks Inc *	13,019	1,296,172
Fidelity National Information Services Inc	39,297	1,339,242
First Solar Inc *	9,755	146,910
Fiserv Inc *	22,454	1,621,628
FLIR Systems Inc	25,576	498,732
Google Inc ‘A’ *	41,840	24,270,129
Harris Corp	18,639	780,042
Hewlett-Packard Co	325,342	6,542,628
Intel Corp	827,752	22,059,591
International Business Machines Corp	189,781	37,117,368
Intuit Inc	48,300	2,866,605
Jabil Circuit Inc	30,076	611,445
JDS Uniphase Corp *	38,124	419,364
Juniper Networks Inc *	87,145	1,421,335

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
KLA-Tencor Corp	27,622	$1,360,383
Lam Research Corp *	33,051	1,247,345
Lexmark International Inc ‘A’	11,751	312,342
Linear Technology Corp	37,985	1,190,070
LSI Corp *	94,243	600,328
MasterCard Inc ‘A’	17,468	7,513,161
Microchip Technology Inc	31,859	1,053,896
Micron Technology Inc *	162,188	1,023,406
Microsoft Corp	1,230,150	37,630,288
Molex Inc	22,739	544,372
Motorola Solutions Inc	48,050	2,311,685
NetApp Inc *	59,671	1,898,731
NVIDIA Corp *	101,833	1,407,332
Oracle Corp	638,461	18,962,292
Paychex Inc	53,026	1,665,547
QUALCOMM Inc	282,052	15,704,655
Red Hat Inc *	31,750	1,793,240
SAIC Inc	45,784	554,902
salesforce.com inc *	22,708	3,139,608
SanDisk Corp *	40,127	1,463,833
Seagate Technology PLC (Ireland)	62,219	1,538,676
Symantec Corp *	118,575	1,732,381
TE Connectivity Ltd (Switzerland)	70,370	2,245,507
Teradata Corp *	27,760	1,998,998
Teradyne Inc *	30,907	434,552
Texas Instruments Inc	188,289	5,402,011
The Western Union Co	100,840	1,698,146
Total System Services Inc	26,626	637,160
VeriSign Inc *	25,964	1,131,251
Visa Inc ‘A’	81,930	10,129,006
Western Digital Corp *	38,458	1,172,200
Xerox Corp	221,778	1,745,393
Xilinx Inc	43,429	1,457,911
Yahoo! Inc *	200,528	3,174,358

		401,076,774

Materials - 3.4%
Air Products & Chemicals Inc	34,790	2,808,597
Airgas Inc	11,408	958,386
Alcoa Inc	175,263	1,533,551
Allegheny Technologies Inc	17,779	566,972
Ball Corp	25,891	1,062,826
Bemis Co Inc	17,082	535,350
CF Industries Holdings Inc	10,825	2,097,235
Cliffs Natural Resources Inc	23,347	1,150,774
E.I. du Pont de Nemours & Co	154,175	7,796,630
Eastman Chemical Co	22,726	1,144,709
Ecolab Inc	48,077	3,294,717
FMC Corp	22,560	1,206,509
Freeport-McMoRan Copper & Gold Inc	156,165	5,320,542
International Flavors & Fragrances Inc	13,429	735,909
International Paper Co	71,851	2,077,212
MeadWestvaco Corp	28,366	815,522
Monsanto Co	87,748	7,263,779
Newmont Mining Corp	81,578	3,957,349
Nucor Corp	52,093	1,974,325
Owens-Illinois Inc *	27,270	522,766
PPG Industries Inc	25,087	2,662,232
Praxair Inc	49,146	5,343,645
Sealed Air Corp	31,953	493,354
Sigma-Aldrich Corp	19,848	1,467,363
The Dow Chemical Co	196,683	6,195,514
The Mosaic Co	48,952	2,680,611
The Sherwin-Williams Co	14,103	1,866,532
Titanium Metals Corp	13,657	154,461
United States Steel Corp	23,923	492,814
Vulcan Materials Co	21,177	840,939

		69,021,125

	Shares	Value
Telecommunication Services - 3.2%
AT&T Inc	964,626	$34,398,563
CenturyLink Inc	102,219	4,036,629
Crown Castle International Corp *	42,429	2,488,885
Frontier Communications Corp	164,882	631,498
MetroPCS Communications Inc *	48,704	294,659
Sprint Nextel Corp *	492,773	1,606,440
Verizon Communications Inc	467,437	20,772,900
Windstream Corp	97,270	939,628

		65,169,202

Utilities - 3.7%
AGL Resources Inc	19,417	752,409
Ameren Corp	39,889	1,337,877
American Electric Power Co Inc	79,719	3,180,788
CenterPoint Energy Inc	70,538	1,458,020
CMS Energy Corp	42,839	1,006,717
Consolidated Edison Inc	48,145	2,994,138
Dominion Resources Inc	94,033	5,077,782
DTE Energy Co	28,020	1,662,427
Duke Energy Corp	220,168	5,077,074
Edison International	53,559	2,474,426
Entergy Corp	29,187	1,981,505
Exelon Corp	140,253	5,276,318
FirstEnergy Corp	68,747	3,381,665
Integrys Energy Group Inc	12,799	727,879
NextEra Energy Inc	68,625	4,722,086
NiSource Inc	46,787	1,157,978
Northeast Utilities	51,472	1,997,628
NRG Energy Inc *	37,795	656,121
ONEOK Inc	34,160	1,445,310
Pepco Holdings Inc	37,735	738,474
PG&E Corp	69,490	3,145,812
Pinnacle West Capital Corp	18,109	936,960
PPL Corp	95,581	2,658,108
Progress Energy Inc	48,709	2,930,821
Public Service Enterprise Group Inc	83,187	2,703,577
SCANA Corp	19,230	919,963
Sempra Energy	39,400	2,713,872
Southern Co	142,930	6,617,659
TECO Energy Inc	35,783	646,241
The AES Corp *	105,768	1,357,003
Wisconsin Energy Corp	37,887	1,499,189
Xcel Energy Inc	80,029	2,273,624

		75,509,451

Total Common Stocks (Cost $1,386,113,070)		2,025,749,508

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $18,392,131; collateralized by U.S. Treasury Notes: 3.500% due 05/31/13 and value $18,760,525)	$18,392,116	$18,392,116

Total Short-Term Investment (Cost $18,392,116)		18,392,116

TOTAL INVESTMENTS - 99.9% (Cost $1,404,505,186)		2,044,141,624

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,160,994

NET ASSETS - 100.0%		$2,045,302,618

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	19.6%
Financials	14.2%
Health Care	11.9%
Consumer Staples	11.2%
Consumer Discretionary	10.8%
Energy	10.7%
Industrials	10.3%
Utilities	3.7%
Materials	3.4%
Telecommunication Services	3.2%
Short-Term Investment	0.9%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2012, $1,164,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 E-Mini (09/12)	306	$19,679,702	$1,073,218

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,025,749,508	$2,025,749,508	$-	$-
	Short-Term Investment	18,392,116	-	18,392,116	-
	Derivatives:
	Equity Contracts
	Futures	1,073,218	1,073,218	-	-

	Total	$2,045,214,842	$2,026,822,726	$18,392,116	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

	Preferred Stocks	Common Stocks (1)	Total
Value, Beginning of Period	$1,364	$1,364	$2,728
Purchases	678	26,478	27,156
Sales	(750)	(5,647)	(6,397)
Net Realized Gains (Losses)	72	(20,831)	(20,759)
Change in Net Unrealized Depreciation	(1,364)	(1,364)	(2,728)
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$-	$-	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 16.5%
1-800-FLOWERS.COM Inc ‘A’ *	12,697	$44,313
American Axle & Manufacturing Holdings Inc *	35,481	372,196
American Greetings Corp ‘A’	17,427	254,783
Ameristar Casinos Inc	2,206	39,201
Asbury Automotive Group Inc *	1,732	41,031
Ascent Capital Group Inc ‘A’ *	7,533	389,833
Autoliv Inc	122,000	6,668,520
Barnes & Noble Inc *	13,865	228,218
Bassett Furniture Industries Inc	5,948	61,324
Beasley Broadcasting Group Inc ‘A’ *	2,034	11,980
Beazer Homes USA Inc *	53,935	175,289
bebe Stores Inc	17,876	104,932
Belo Corp ‘A’	31,656	203,865
Benihana Inc	3,892	62,700
Big 5 Sporting Goods Corp	8,879	67,125
Biglari Holdings Inc *	568	219,470
Black Diamond Inc *	11,021	104,148
Bluegreen Corp *	7,622	37,805
Bob Evans Farms Inc	13,384	538,037
Boyd Gaming Corp *	27,419	197,417
Brown Shoe Co Inc	594,024	7,668,850
Brunswick Corp	280,000	6,221,600
Cabela’s Inc *	2,324	87,870
Caesars Entertainment Corp *	2,074	23,644
Callaway Golf Co	34,470	203,718
Career Education Corp *	27,447	183,620
Carmike Cinemas Inc *	6,477	94,888
Carriage Services Inc	8,310	69,139
Carrols Restaurant Group Inc *	2,562	15,218
Casual Male Retail Group Inc *	22,068	80,107
Cavco Industries Inc *	381	19,538
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	19,618	99,659
Cherokee Inc	550	7,662
Churchill Downs Inc	4,633	272,374
Citi Trends Inc *	7,413	114,457
Columbia Sportswear Co	6,449	345,795
Conn’s Inc *	7,526	111,385
Cooper Tire & Rubber Co	4,481	78,597
Core-Mark Holding Co Inc	5,120	246,477
Corinthian Colleges Inc *	41,853	120,955
Crown Media Holdings Inc ‘A’ *	14,852	25,991
CSS Industries Inc	5,058	103,942
Culp Inc	4,510	46,227
Cumulus Media Inc ‘A’ *	29,657	89,268
Daily Journal Corp *	484	41,518
Dana Holding Corp	70,448	902,439
Delta Apparel Inc *	3,647	49,818
Denny’s Corp *	11,162	49,559
Destination Maternity Corp	3,965	85,644
Dial Global Inc *	1,427	4,738
Digital Generation Inc *	14,627	180,936
Drew Industries Inc *	173,018	4,818,551
Education Management Corp *	14,105	98,030
Einstein Noah Restaurant Group Inc	408	7,164
Entercom Communications Corp ‘A’ *	13,143	79,121
Entravision Communications Corp ‘A’	26,591	32,175
Ethan Allen Interiors Inc	101,782	2,028,515
Exide Technologies *	41,383	139,047
Federal-Mogul Corp *	9,708	106,788
Fiesta Restaurant Group Inc *	847	11,206
Fifth & Pacific Co Inc *	54,611	585,976
Fisher Communications Inc *	4,680	139,979
Flexsteel Industries Inc	2,323	45,949
Fred’s Inc ‘A’	182,590	2,791,801
Frisch’s Restaurants Inc	1,587	44,976

	Shares	Value
Fuel Systems Solutions Inc *	6,201	$103,495
G-III Apparel Group Ltd *	7,703	182,484
GameStop Corp ‘A’	472,800	8,680,608
Gaylord Entertainment Co *	5,472	211,000
Gentex Corp	461,620	9,634,009
Global Sources Ltd * (Bermuda)	8,508	56,153
Group 1 Automotive Inc	288,177	13,143,753
Harte-Hanks Inc	23,653	216,188
Haverty Furniture Cos Inc	10,114	112,973
Helen of Troy Ltd * (Bermuda)	16,835	570,538
hhgregg Inc *	7,820	88,444
Hillenbrand Inc	351,500	6,460,570
Hooker Furniture Corp	5,617	66,224
Hovnanian Enterprises Inc ‘A’ *	53,215	154,323
Iconix Brand Group Inc *	37,618	657,186
International Speedway Corp ‘A’	14,689	384,558
Isle of Capri Casinos Inc *	11,201	69,110
Jack in the Box Inc *	4,512	125,795
JAKKS Pacific Inc	13,805	221,018
Johnson Outdoors Inc ‘A’ *	2,977	61,326
Jos. A. Bank Clothiers Inc *	1,039	44,116
Journal Communications Inc ‘A’ *	22,749	117,385
K-Swiss Inc ‘A’ *	13,623	41,959
KB Home	41,028	402,074
Kenneth Cole Productions Inc ‘A’ *	2,603	39,175
Kirkland’s Inc *	7,749	87,176
Krispy Kreme Doughnuts Inc *	31,670	202,371
La-Z-Boy Inc *	721,207	8,863,634
Life Time Fitness Inc *	1,699	79,020
Lifetime Brands Inc	5,153	64,258
LIN TV Corp ‘A’ *	16,218	48,978
Lincoln Educational Services Corp	12,312	80,028
Lithia Motors Inc ‘A’	11,552	266,274
Live Nation Entertainment Inc *	74,419	683,166
Luby’s Inc *	10,588	70,940
M.D.C. Holdings Inc	166,236	5,430,930
M/I Homes Inc *	10,052	174,101
Mac-Gray Corp	5,429	76,495
Maidenform Brands Inc *	203,237	4,048,481
Marcus Corp	10,586	145,663
Marine Products Corp	2,675	16,264
MarineMax Inc *	10,941	104,049
Marriott Vacations Worldwide Corp *	14,098	436,756
Martha Stewart Living Omnimedia Inc ‘A’	14,433	49,072
Matthews International Corp ‘A’	7,836	254,592
MDC Partners Inc ‘A’ (Canada)	8,402	95,279
Meredith Corp	19,267	615,388
Meritage Homes Corp *	11,435	388,104
Modine Manufacturing Co *	24,906	172,599
Monarch Casino & Resort Inc *	4,753	43,442
Morgans Hotel Group Co *	6,405	30,104
Movado Group Inc	8,725	218,299
National American University Holdings Inc	2,947	12,672
National CineMedia Inc	19,729	299,289
New York & Co Inc *	5,827	20,278
Nexstar Broadcasting Group Inc ‘A’ *	4,602	31,017
Office Depot Inc *	150,951	326,054
OfficeMax Inc *	46,015	232,836
Orchard Supply Hardware Stores Corp ‘A’ *	950	15,799
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	51,441	430,561
Outdoor Channel Holdings Inc	5,771	42,186
Penske Automotive Group Inc	16,738	355,515
Perfumania Holdings Inc *	2,647	21,944
Perry Ellis International Inc *	6,283	130,372
Pier 1 Imports Inc	328,000	5,389,040
Pinnacle Entertainment Inc *	30,970	297,931
Quiksilver Inc *	69,311	161,495
RadioShack Corp	52,733	202,495
Reading International Inc ‘A’ *	8,638	46,732
Red Lion Hotels Corp *	7,228	62,522

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Red Robin Gourmet Burgers Inc *	4,322	$131,864
Regis Corp	650,372	11,680,681
Rent-A-Center Inc	31,537	1,064,058
Rentrak Corp *	2,012	41,548
RG Barry Corp	407	5,531
Ruby Tuesday Inc *	34,070	232,017
Saga Communications Inc ‘A’ *	1,878	69,693
Saks Inc *	428,540	4,563,951
Salem Communications Corp ‘A’	5,343	29,226
Scholastic Corp	13,775	387,904
Scientific Games Corp ‘A’ *	26,149	223,574
Sealy Corp *	27,295	50,496
Shiloh Industries Inc	3,037	34,926
Shoe Carnival Inc	7,581	162,916
Shutterfly Inc *	14,257	437,547
Sinclair Broadcast Group Inc ‘A’	24,796	224,652
Skechers U.S.A. Inc ‘A’ *	20,105	409,539
Sonic Automotive Inc ‘A’	21,444	293,139
Sonic Corp *	6,216	62,284
Sotheby’s	23,370	779,623
Spartan Motors Inc	18,075	94,713
Speedway Motorsports Inc	6,139	103,810
Stage Stores Inc	16,259	297,865
Standard Motor Products Inc	10,602	149,276
Standard Pacific Corp *	57,833	357,986
Stein Mart Inc *	14,337	113,979
Steinway Musical Instruments Inc *	3,620	88,690
Stewart Enterprises Inc ‘A’	39,752	283,829
Stoneridge Inc *	14,824	100,951
Superior Industries International Inc	12,198	199,681
Systemax Inc *	5,563	65,755
The Bon-Ton Stores Inc	6,665	52,054
The Cato Corp ‘A’	253,800	7,730,748
The Children’s Place *	8,024	399,836
The EW Scripps Co ‘A’ *	15,911	152,905
The Finish Line Inc ‘A’	16,814	351,581
The Jones Group Inc	43,642	417,218
The McClatchy Co ‘A’ *	31,739	69,826
The Men’s Wearhouse Inc	331,414	9,325,990
The New York Times Co ‘A’ *	72,372	564,502
The Pep Boys-Manny Moe & Jack	28,112	278,309
The Ryland Group Inc	10,391	265,802
The Talbots Inc *	16,812	42,366
The Warnaco Group Inc *	2,683	114,242
The Wet Seal Inc ‘A’ *	48,189	152,277
Thor Industries Inc	507,210	13,902,626
Tuesday Morning Corp *	22,522	96,619
Unifi Inc *	7,530	85,315
Universal Electronics Inc *	7,867	103,608
Universal Technical Institute Inc	3,854	52,068
Vail Resorts Inc	12,379	619,940
Valassis Communications Inc *	8,850	192,487
Value Line Inc	216	2,568
VOXX International Corp *	9,725	90,637
West Marine Inc *	7,999	93,988
Weyco Group Inc	3,232	74,918
Winnebago Industries Inc *	256,162	2,610,291
WMS Industries Inc *	29,268	583,897
World Wrestling Entertainment Inc ‘A’	1,177	9,204

		172,243,289

Consumer Staples - 1.5%
Alico Inc	1,052	32,128
Alliance One International Inc *	46,297	160,188
Annie’s Inc *	802	33,572
Arden Group Inc ‘A’	208	18,140
Cal-Maine Foods Inc	1,133	44,300
Central European Distribution Corp *	34,969	100,011
Central Garden & Pet Co ‘A’ *	17,538	190,989
Chiquita Brands International Inc *	24,506	122,530

	Shares	Value
Craft Brew Alliance Inc *	3,231	$26,430
Darling International Inc *	43,543	718,024
Diamond Foods Inc	11,726	209,192
Dole Food Co Inc *	19,028	167,066
Elizabeth Arden Inc *	1,979	76,805
Farmer Bros. Co *	3,586	28,545
Fresh Del Monte Produce Inc (Cayman)	20,235	474,915
Griffin Land & Nurseries Inc	1,420	39,746
Harbinger Group Inc *	21,604	168,295
Harris Teeter Supermarkets Inc	20,073	822,792
Ingles Markets Inc ‘A’	6,694	107,305
Inter Parfums Inc	2,459	42,467
John B Sanfilippo & Son Inc *	4,196	74,899
Lancaster Colony Corp	103,620	7,378,780
Nash Finch Co	6,473	139,040
Nature’s Sunshine Products Inc	2,344	35,394
Nutraceutical International Corp *	4,570	69,693
Oil-Dri Corp of America	2,590	56,721
Omega Protein Corp *	10,542	77,589
Orchids Paper Products Co	1,529	27,033
Pilgrim’s Pride Corp *	6,421	45,910
Post Holdings Inc *	4,328	133,086
Prestige Brands Holdings Inc *	9,156	144,756
Revlon Inc ‘A’ *	6,028	85,778
Rite Aid Corp *	320,429	448,601
Seneca Foods Corp ‘A’ *	4,788	128,797
Smart Balance Inc *	31,291	293,823
Snyder’s-Lance Inc	2,679	67,591
Spartan Stores Inc	11,535	209,130
Spectrum Brands Holdings Inc *	1,970	64,163
SUPERVALU Inc	27,501	142,455
Susser Holdings Corp *	3,454	128,385
The Andersons Inc	9,892	421,993
The Pantry Inc *	11,324	166,463
Tootsie Roll Industries Inc	823	19,637
TreeHouse Foods Inc *	6,235	388,378
Universal Corp	12,356	572,453
Vector Group Ltd	6,919	117,761
Village Super Market Inc ‘A’	4,459	145,274
Weis Markets Inc	5,862	260,976
Westway Group Inc *	5,388	32,274

		15,460,273

Energy - 10.5%
Adams Resources & Energy Inc	1,174	49,214
Alon USA Energy Inc	1,302	11,015
Amyris Inc *	15,969	70,743
Arch Coal Inc	112,789	777,116
ATP Oil & Gas Corp *	21,768	73,576
Atwood Oceanics Inc *	261,400	9,891,376
Basic Energy Services Inc *	16,459	169,857
Bill Barrett Corp *	25,592	548,181
Bolt Technology Corp	4,497	67,500
Bonanza Creek Energy Inc *	4,480	74,502
BPZ Resources Inc *	38,959	98,566
Bristow Group Inc	331,887	13,497,844
C&J Energy Services Inc *	16,445	304,233
Cal Dive International Inc *	50,932	147,703
Callon Petroleum Co *	21,082	89,809
Carrizo Oil & Gas Inc *	2,915	68,532
Clayton Williams Energy Inc *	2,840	137,399
Cloud Peak Energy Inc *	32,453	548,780
Comstock Resources Inc *	25,598	420,319
Contango Oil & Gas Co *	535	31,672
CREDO Petroleum Corp *	1,259	18,218
Crimson Exploration Inc *	11,516	52,858
Crosstex Energy Inc	2,216	31,024
CVR Energy Inc *	2,959	78,650
Dawson Geophysical Co *	4,194	99,901
Delek US Holdings Inc	9,200	161,828

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Endeavour International Corp *	1,485	$12,474
Energen Corp	166,310	7,505,570
Energy Partners Ltd *	14,768	249,579
Energy XXI Ltd (Bermuda)	11,419	357,301
Exterran Holdings Inc *	34,422	438,880
Forbes Energy Services Ltd *	7,590	35,673
Forest Oil Corp *	62,633	459,100
Frontline Ltd (Bermuda)	27,489	125,350
GasLog Ltd * (Bermuda)	7,678	77,932
Gastar Exploration Ltd * (Canada)	31,821	61,415
Gevo Inc *	1,118	5,556
Green Plains Renewable Energy Inc *	13,196	82,343
Gulf Island Fabrication Inc	7,632	215,299
Gulfmark Offshore Inc ‘A’ *	11,160	379,886
Gulfport Energy Corp *	19,664	405,668
Halcon Resources Corp *	7,444	70,271
Hallador Energy Co	3,279	27,806
Harvest Natural Resources Inc *	18,912	161,698
Heckmann Corp *	66,429	224,530
Helix Energy Solutions Group Inc *	559,091	9,174,683
Hercules Offshore Inc *	84,273	298,326
Hornbeck Offshore Services Inc *	18,784	728,444
Key Energy Services Inc *	80,300	610,280
Knightsbridge Tankers Ltd (Bermuda)	12,968	105,560
Magnum Hunter Resources Corp *	50,989	213,134
Matador Resources Co *	1,344	14,435
Matrix Service Co *	11,134	126,371
McMoRan Exploration Co *	53,918	683,141
Midstates Petroleum Co Inc *	6,892	66,921
Miller Energy Resources Inc *	15,816	79,080
Mitcham Industries Inc *	2,541	43,121
Natural Gas Services Group Inc *	6,536	96,864
Newpark Resources Inc *	47,803	282,038
Nordic American Tankers Ltd (Bermuda)	28,101	381,331
Oil States International Inc *	160,100	10,598,620
Overseas Shipholding Group Inc	228,928	2,543,390
Parker Drilling Co *	62,524	281,983
Patriot Coal Corp *	49,550	60,451
PDC Energy Inc *	15,921	390,383
Penn Virginia Corp	24,316	178,479
PetroQuest Energy Inc *	30,139	150,695
PHI Inc *	6,383	177,511
Pioneer Drilling Co *	26,074	207,810
Quicksilver Resources Inc *	62,316	337,753
Renewable Energy Group Inc *	3,062	22,751
Resolute Energy Corp *	25,579	244,791
REX American Resources Corp *	2,689	52,489
Rex Energy Corp *	22,951	257,281
Rowan Cos PLC ‘A’ * (United Kingdom)	402,380	13,008,945
Scorpio Tankers Inc *	19,926	127,327
SemGroup Corp ‘A’ *	22,356	713,827
Ship Finance International Ltd (Bermuda)	24,099	376,667
Stone Energy Corp *	26,319	666,923
Swift Energy Co *	22,799	424,289
Synergy Resources Corp *	19,582	60,313
Teekay Corp	140,000	4,099,200
Teekay Tankers Ltd ‘A’	33,641	153,403
Tesco Corp * (Canada)	16,106	193,272
TETRA Technologies Inc *	41,285	294,362
Tidewater Inc	273,500	12,679,460
Triangle Petroleum Corp *	23,565	131,493
Union Drilling Inc *	7,425	33,264
Unit Corp *	232,900	8,591,681
Uranium Energy Corp *	24,087	55,159
Vantage Drilling Co * (Cayman)	101,252	151,878
Voyager Oil & Gas Inc *	25,497	44,875
W&T Offshore Inc	17,212	263,344
Warren Resources Inc *	31,338	75,211
Western Refining Inc	12,631	281,292
Westmoreland Coal Co *	5,760	46,368

	Shares	Value
Willbros Group Inc *	15,879	$102,578
ZaZa Energy Corp *	7,219	32,630

		109,432,624

Financials - 20.1%
1st Source Corp	8,008	180,981
1st United Bancorp Inc *	15,801	98,124
Access National Corp	3,959	51,863
AG Mortgage Investment Trust Inc REIT	8,332	179,055
Agree Realty Corp REIT	6,051	133,909
Alliance Financial Corp	2,565	88,082
Alterra Capital Holdings Ltd (Bermuda)	45,738	1,067,982
American Assets Trust Inc REIT	17,308	419,719
American Capital Mortgage Investment Corp REIT	19,289	460,621
American Equity Investment Life Holding Co	31,871	350,900
American National Bankshares Inc	4,122	97,114
American Realty Capital Trust Inc REIT	83,998	917,258
American Safety Insurance Holdings Ltd * (Bermuda)	4,587	86,006
Ameris Bancorp *	12,702	160,045
AMERISAFE Inc *	9,822	254,881
Ames National Corp	4,383	100,765
AmTrust Financial Services Inc	11,218	333,287
Anworth Mortgage Asset Corp REIT	72,740	512,817
Apollo Commercial Real Estate Finance Inc REIT	9,018	144,919
Apollo Investment Corp	107,931	828,910
Apollo Residential Mortgage Inc	11,646	224,535
Ares Commercial Real Estate Corp	4,120	72,018
Argo Group International Holdings Ltd (Bermuda)	13,852	405,448
Arlington Asset Investment Corp ‘A’	4,454	96,696
ARMOUR Residential REIT Inc	94,409	671,248
Arrow Financial Corp	5,163	124,790
Arthur J. Gallagher & Co	140,000	4,909,800
Artio Global Investors Inc	16,319	57,117
Ashford Hospitality Trust Inc REIT	28,320	238,738
Aspen Insurance Holdings Ltd (Bermuda)	330,880	9,562,432
Associated Estates Realty Corp REIT	12,669	189,402
Astoria Financial Corp	46,401	454,730
AV Homes Inc *	5,165	75,306
Baldwin & Lyons Inc ‘B’	5,064	117,687
BancFirst Corp	3,461	145,051
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	15,081	323,186
BancorpSouth Inc	50,309	730,487
Bank Mutual Corp	24,875	109,699
Bank of Kentucky Financial Corp	3,154	84,023
Bank of Marin Bancorp	2,870	106,219
Bank of the Ozarks Inc	4,323	130,036
BankFinancial Corp	11,031	83,063
Banner Corp	9,727	213,119
Bar Harbor Bankshares	1,996	71,856
BBCN Bancorp Inc *	41,584	452,850
Beneficial Mutual Bancorp Inc *	15,380	132,729
Berkshire Bancorp Inc *	2,307	20,302
Berkshire Hills Bancorp Inc	11,782	259,204
BlackRock Kelso Capital Corp	35,092	342,498
BofI Holding Inc *	4,982	98,444
Boston Private Financial Holdings Inc	41,674	372,149
Bridge Bancorp Inc	4,529	106,839
Bridge Capital Holdings *	3,632	58,657
Brookline Bancorp Inc	37,322	330,300
Bryn Mawr Bank Corp	6,086	128,232
BSB Bancorp Inc *	4,301	54,838
C&F Financial Corp	1,703	68,392
Calamos Asset Management Inc ‘A’	10,346	118,462
California First National Bancorp	1,269	19,911
Camden National Corp	4,122	150,948

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Campus Crest Communities Inc REIT	16,411	$170,510
Cape Bancorp Inc *	5,926	49,245
Capital Bank Corp *	7,639	17,417
Capital City Bank Group Inc	6,387	47,072
Capital Southwest Corp	1,580	162,487
CapLease Inc REIT	35,259	146,325
Capstead Mortgage Corp REIT	49,588	689,769
Cardinal Financial Corp	15,600	191,568
Cascade Bancorp *	3,216	19,071
Cash America International Inc	9,148	402,878
Cathay General Bancorp	41,917	692,050
Cedar Realty Trust Inc REIT	31,836	160,772
Center Bancorp Inc	6,314	71,033
Centerstate Banks Inc	16,143	115,422
Central Pacific Financial Corp *	11,473	161,999
Century Bancorp Inc ‘A’	1,791	53,246
Charter Financial Corp	3,451	33,475
Chatham Lodging Trust REIT	7,132	101,845
Chemical Financial Corp	248,206	5,336,429
Chesapeake Lodging Trust REIT	16,913	291,242
CIFC Corp *	3,577	26,362
Citizens & Northern Corp	6,585	125,444
Citizens Inc *	20,679	201,620
Citizens Republic Bancorp Inc *	21,329	365,366
City Holding Co	7,887	265,713
Clifton Savings Bancorp Inc	4,112	42,806
CNB Financial Corp	6,684	109,016
CNO Financial Group Inc	112,761	879,536
CoBiz Financial Inc	18,862	118,076
Colonial Properties Trust REIT	46,707	1,034,093
Colony Financial Inc REIT	17,312	299,498
Columbia Banking System Inc	21,175	398,513
Community Bank System Inc	21,027	570,252
Community Trust Bancorp Inc	7,472	250,237
Consolidated-Tomoka Land Co	2,239	64,438
Coresite Realty Corp REIT	5,532	142,836
Cousins Properties Inc REIT	48,471	375,650
Cowen Group Inc ‘A’ *	46,340	123,264
Crawford & Co ‘B’	13,758	56,270
Crescent Financial Bancshares Inc *	1,519	6,866
CreXus Investment Corp REIT	35,176	357,740
CubeSmart REIT	65,497	764,350
CVB Financial Corp	47,170	549,530
CYS Investments Inc REIT	61,521	847,144
DCT Industrial Trust Inc REIT	131,238	826,799
DFC Global Corp *	5,054	93,145
DiamondRock Hospitality Co REIT	89,266	910,513
Dime Community Bancshares Inc	16,756	222,687
Donegal Group Inc ‘A’	4,215	55,975
Doral Financial Corp *	68,898	103,347
Duff & Phelps Corp ‘A’	12,079	175,145
DuPont Fabros Technology Inc REIT	17,270	493,231
Dynex Capital Inc REIT	28,310	293,858
Eagle Bancorp Inc *	8,518	134,158
Eastern Insurance Holdings Inc	3,687	62,679
EastGroup Properties Inc REIT	915	48,770
Edelman Financial Group Inc	11,125	96,787
Education Realty Trust Inc REIT	50,294	557,258
EMC Insurance Group Inc	2,721	54,964
Encore Bancshares Inc *	4,450	91,803
Enstar Group Ltd * (Bermuda)	4,490	444,241
Enterprise Bancorp Inc	3,281	53,776
Enterprise Financial Services Corp	9,429	103,342
Entertainment Properties Trust REIT	24,837	1,021,049
Equity One Inc REIT	29,011	615,033
ESB Financial Corp	5,712	75,398
ESSA Bancorp Inc	4,867	52,564
EverBank Financial Corp *	11,928	129,657
Evercore Partners Inc ‘A’	13,842	323,764
Excel Trust Inc REIT	17,523	209,575

	Shares	Value
Ezcorp Inc ‘A’ *	7,980	$187,211
F.N.B. Corp	74,391	808,630
Farmers National Banc Corp	9,833	61,260
FBL Financial Group Inc ‘A’	5,420	151,814
FBR & Co *	22,036	61,040
Federal Agricultural Mortgage Corp ‘C’	5,360	140,593
FelCor Lodging Trust Inc REIT *	26,864	126,261
Fidelity Southern Corp	4,968	42,924
Fidus Investment Corp	4,989	75,683
Fifth Street Finance Corp	43,916	438,282
Financial Institutions Inc	7,480	126,262
First American Financial Corp	51,616	875,407
First Bancorp NC	8,244	73,289
First BanCorp PR *	37,258	147,542
First Busey Corp	39,810	192,282
First California Financial Group Inc *	12,051	82,911
First Commonwealth Financial Corp	56,143	377,842
First Community Bancshares Inc	8,352	120,519
First Connecticut Bancorp Inc	9,551	128,938
First Defiance Financial Corp	5,147	88,117
First Federal Bancshares of Arkansas Inc *	1,225	9,923
First Financial Bancorp	31,214	498,800
First Financial Bankshares Inc	16,746	578,742
First Financial Corp	5,964	172,956
First Financial Holdings Inc	9,073	97,263
First Financial Northwest Inc *	8,336	67,688
First Industrial Realty Trust Inc REIT *	47,077	594,112
First Interstate Bancsystem Inc	8,630	122,891
First Merchants Corp	15,241	189,903
First Midwest Bancorp Inc	39,870	437,773
First Pactrust Bancorp Inc	5,618	66,629
First Potomac Realty Trust REIT	26,866	316,213
FirstMerit Corp	58,428	965,231
Flagstone Reinsurance Holdings SA (Luxembourg)	26,986	216,158
Flushing Financial Corp	16,499	224,881
FNB United Corp *	1,372	17,822
Forestar Group Inc *	18,497	236,947
Fortegra Financial Corp *	3,573	28,584
Fox Chase Bancorp Inc	6,664	96,228
Franklin Financial Corp *	7,600	125,020
Franklin Street Properties Corp REIT	38,171	403,849
FXCM Inc ‘A’	11,032	129,736
Gain Capital Holdings Inc	7,754	38,692
German American Bancorp Inc	6,788	139,154
Getty Realty Corp REIT	13,550	259,482
GFI Group Inc	37,202	132,439
Glacier Bancorp Inc	38,318	593,546
Gladstone Capital Corp	11,434	90,214
Gladstone Commercial Corp REIT	5,448	90,764
Gladstone Investment Corp	11,628	85,931
Glimcher Realty Trust REIT	7,538	77,038
Global Indemnity PLC * (Ireland)	6,269	126,947
Golub Capital BDC Inc	7,548	113,899
Government Properties Income Trust REIT	19,455	440,072
Gramercy Capital Corp REIT *	24,264	60,660
Great Southern Bancorp Inc	5,480	151,138
Green Bankshares Inc *	6,229	10,340
Greenlight Capital Re Ltd ‘A’ * (Cayman)	10,961	278,629
GSV Capital Corp *	10,354	96,292
Guaranty Bancorp *	40,352	85,143
Gyrodyne Co of America Inc REIT *	27	3,086
Hallmark Financial Services Inc *	7,301	56,948
Hancock Holding Co	40,598	1,235,803
Hanmi Financial Corp *	16,793	175,991
Harris & Harris Group Inc *	16,236	61,697
HCC Insurance Holdings Inc	119,700	3,758,580
Healthcare Realty Trust Inc REIT	41,322	985,116
Heartland Financial USA Inc	7,761	186,264
Hercules Technology Growth Capital Inc	26,531	300,862

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Heritage Commerce Corp *	11,040	$71,760
Heritage Financial Corp	8,200	120,130
Heritage Financial Group Inc	4,042	52,021
Heritage Oaks Bancorp *	10,618	59,142
Hersha Hospitality Trust REIT	91,535	483,305
HFF Inc ‘A’ *	2,611	36,397
Highwoods Properties Inc REIT	7,382	248,404
Hilltop Holdings Inc *	21,443	221,077
Hingham Institution for Savings	557	33,682
Home Bancorp Inc *	3,509	60,109
Home BancShares Inc	11,773	360,018
Home Federal Bancorp Inc	8,277	86,908
Home Loan Servicing Solutions Ltd (Cayman)	7,175	96,145
Homeowners Choice Inc	3,261	57,394
HomeStreet Inc *	2,380	76,136
Horace Mann Educators Corp	21,252	371,485
Horizon Bancorp	1,978	52,021
Horizon Technology Finance Corp	3,238	53,395
Hudson Pacific Properties Inc REIT	18,824	327,726
Hudson Valley Holding Corp	8,372	151,533
IBERIABANK Corp	15,688	791,460
ICG Group Inc *	18,329	169,543
Independence Holding Co	4,315	42,503
Independent Bank Corp	11,526	336,674
Infinity Property & Casualty Corp	6,397	368,915
Inland Real Estate Corp REIT	22,269	186,614
International Bancshares Corp	28,427	554,895
INTL FCStone Inc *	7,322	141,681
Invesco Mortgage Capital Inc REIT	61,313	1,124,480
Investment Technology Group Inc *	20,724	190,661
Investors Bancorp Inc *	19,584	295,523
Investors Real Estate Trust REIT	44,389	350,673
Investors Title Co	692	39,396
iStar Financial Inc REIT *	44,746	288,612
JMP Group Inc	8,589	53,080
Kaiser Federal Financial Group Inc	4,711	69,629
Kansas City Life Insurance Co	2,225	78,298
KBW Inc	18,496	304,259
Kearny Financial Corp	7,967	77,200
Kennedy-Wilson Holdings Inc	18,579	260,292
Kite Realty Group Trust REIT	29,129	145,354
Knight Capital Group Inc ‘A’ *	52,197	623,232
Kohlberg Capital Corp	11,682	84,811
Lakeland Bancorp Inc	14,384	151,320
Lakeland Financial Corp	8,722	234,011
LaSalle Hotel Properties REIT	45,540	1,327,036
Lexington Realty Trust REIT	63,069	534,194
LTC Properties Inc REIT	12,558	455,604
Maiden Holdings Ltd (Bermuda)	27,120	235,402
Main Street Capital Corp	11,804	285,657
MainSource Financial Group Inc	10,811	127,894
Manning & Napier Inc	7,228	102,854
Marlin Business Services Corp	4,310	70,641
MB Financial Inc	29,099	626,792
MCG Capital Corp	41,054	188,848
Meadowbrook Insurance Group Inc	25,574	224,795
Medallion Financial Corp	9,537	101,283
Medical Properties Trust Inc REIT	71,941	692,072
Medley Capital Corp	9,178	110,503
Mercantile Bank Corp *	4,577	84,446
Merchants Bancshares Inc	2,720	74,936
Meridian Interstate Bancorp Inc *	4,225	58,812
Metro Bancorp Inc *	7,506	90,297
MetroCorp Bancshares Inc *	8,448	90,140
MGIC Investment Corp *	100,624	289,797
MicroFinancial Inc	2,841	23,012
Middleburg Financial Corp	2,756	46,852
Midsouth Bancorp Inc	4,468	62,909
MidWestOne Financial Group Inc	3,551	76,346
Mission West Properties Inc REIT	9,486	81,769

	Shares	Value
Monmouth Real Estate Investment Corp ‘A’ REIT	11,829	$138,636
Montpelier Re Holdings Ltd (Bermuda)	403,586	8,592,346
MVC Capital Inc	12,782	165,527
NASB Financial Inc *	2,208	43,829
National Bankshares Inc	3,762	113,311
National Financial Partners Corp *	21,705	290,847
National Interstate Corp	3,591	95,485
National Penn Bancshares Inc	65,803	629,735
National Western Life Insurance Co ‘A’	1,155	163,918
NBT Bancorp Inc	17,752	383,266
Nelnet Inc ‘A’	12,737	292,951
New Mountain Finance Corp	4,551	64,579
New York Mortgage Trust Inc REIT	8,953	63,208
NewStar Financial Inc *	13,951	180,805
NGP Capital Resources Co	11,722	82,992
Nicholas Financial Inc (Canada)	5,406	69,305
Northfield Bancorp Inc	8,006	113,765
Northrim BanCorp Inc	3,396	72,980
NorthStar Realty Finance Corp REIT	70,889	370,041
Northwest Bancshares Inc	51,952	608,358
OceanFirst Financial Corp	7,753	111,333
Ocwen Financial Corp *	53,732	1,009,087
Old National Bancorp	50,505	606,565
Old Republic International Corp	780,000	6,466,200
OmniAmerican Bancorp Inc *	5,974	128,023
One Liberty Properties Inc REIT	6,074	114,373
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	12,471	162,372
Oppenheimer Holdings Inc ‘A’	5,420	85,202
Oriental Financial Group Inc	344,682	3,819,077
Oritani Financial Corp	15,904	228,859
Pacific Capital Bancorp *	2,122	97,039
Pacific Continental Corp	9,640	85,507
Pacific Mercantile Bancorp *	5,702	39,401
PacWest Bancorp	16,192	383,265
Park National Corp	6,064	422,964
Park Sterling Corp *	17,429	82,091
Parkway Properties Inc REIT	8,379	95,856
Peapack Gladstone Financial Corp	4,663	72,323
Pebblebrook Hotel Trust REIT	27,809	648,228
PennantPark Investment Corp	30,041	310,924
Penns Woods Bancorp Inc	1,921	76,475
Pennsylvania REIT	29,775	446,029
PennyMac Mortgage Investment Trust REIT	21,871	431,515
Peoples Bancorp Inc	5,749	126,363
Peoples Federal Bancshares Inc *	3,129	52,254
PHH Corp *	30,109	526,305
PICO Holdings Inc *	12,129	271,811
Pinnacle Financial Partners Inc *	18,414	359,257
Piper Jaffray Cos *	8,693	203,677
Platinum Underwriters Holdings Ltd (Bermuda)	18,708	712,775
Potlatch Corp REIT	7,879	251,655
Preferred Bank *	6,212	82,992
Presidential Life Corp	11,692	114,932
Primerica Inc	24,947	666,833
PrivateBancorp Inc	32,183	475,021
Prospect Capital Corp	64,956	739,849
Prosperity Bancshares Inc	25,266	1,061,930
Protective Life Corp	665,000	19,557,650
Provident Financial Holdings Inc	5,084	58,619
Provident Financial Services Inc	32,071	492,290
Provident New York Bancorp	18,262	138,609
PS Business Parks Inc REIT	1,626	110,113
Pzena Investment Management Inc ‘A’	1,950	8,639
Radian Group Inc	71,393	234,883
RAIT Financial Trust REIT	26,845	124,024
Ramco-Gershenson Properties Trust REIT	24,385	306,519
Redwood Trust Inc REIT	41,705	520,478
Renasant Corp	13,416	210,765

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Republic Bancorp Inc ‘A’	5,367	$119,416
Resource America Inc ‘A’	6,291	40,137
Resource Capital Corp REIT	44,898	239,306
Retail Opportunity Investments Corp REIT	26,546	320,145
RLI Corp	30,739	2,096,400
RLJ Lodging Trust REIT	56,477	1,023,928
Rockville Financial Inc	15,249	176,431
Roma Financial Corp	3,799	32,367
Rouse Properties Inc REIT *	11,619	157,437
S&T Bancorp Inc	15,414	284,697
S.Y. Bancorp Inc	6,461	154,741
Sabra Health Care REIT Inc	19,626	335,801
Safeguard Scientifics Inc *	11,089	171,658
Safety Insurance Group Inc	6,906	280,660
Sandy Spring Bancorp Inc	12,879	231,822
SCBT Financial Corp	8,044	283,551
SeaBright Holdings Inc	10,910	96,990
Seacoast Banking Corp of Florida *	40,248	60,774
Select Income REIT *	4,756	113,003
Selective Insurance Group Inc	29,470	513,073
SI Financial Group Inc	5,507	63,331
Sierra Bancorp	6,593	65,271
Simmons First National Corp ‘A’	9,086	211,249
Solar Capital Ltd	19,513	434,359
Solar Senior Capital Ltd	5,022	84,872
Southside Bancshares Inc	9,234	207,580
Southwest Bancorp Inc *	10,422	98,071
Sovran Self Storage Inc REIT	1,358	68,022
STAG Industrial Inc REIT	12,602	183,737
StanCorp Financial Group Inc	259,700	9,650,452
Starwood Property Trust Inc REIT	61,617	1,313,058
State Auto Financial Corp	6,961	97,802
State Bank Financial Corp *	16,895	256,128
StellarOne Corp	12,301	153,516
Sterling Bancorp	16,565	165,319
Sterling Financial Corp *	14,290	269,938
Stewart Information Services Corp	9,893	151,858
Stifel Financial Corp *	14,585	450,676
Strategic Hotels & Resorts Inc REIT *	15,007	96,945
Suffolk Bancorp *	5,113	66,316
Summit Hotel Properties Inc REIT	16,149	135,167
Sun Bancorp Inc *	20,786	56,122
Sunstone Hotel Investors Inc REIT *	63,344	696,151
Susquehanna Bancshares Inc	100,011	1,030,113
SWS Group Inc *	15,832	84,385
Symetra Financial Corp	41,101	518,695
Taylor Capital Group Inc *	8,692	142,462
TCP Capital Corp	3,047	44,060
Terreno Realty Corp REIT	6,743	101,887
Territorial Bancorp Inc	5,797	131,998
Texas Capital Bancshares Inc *	2,632	106,306
The Bancorp Inc *	15,278	144,377
The First Bancorp Inc	4,802	81,634
The First Marblehead Corp *	31,468	36,818
The First of Long Island Corp	4,090	118,487
The Hanover Insurance Group Inc	227,870	8,916,553
The Navigators Group Inc *	3,218	161,061
The Phoenix Cos Inc *	62,892	116,350
THL Credit Inc	6,332	85,292
Thomas Properties Group Inc	17,056	92,785
TICC Capital Corp	20,195	195,891
Tompkins Financial Corp	4,932	185,838
Tower Group Inc	456,680	9,530,912
TowneBank	14,022	196,308
Tree.com Inc *	1,274	14,575
Triangle Capital Corp	14,540	331,221
TriCo Bancshares	8,544	131,578
TrustCo Bank Corp NY	568,453	3,103,753
Trustmark Corp	34,507	844,731
Two Harbors Investment Corp REIT	113,613	1,177,031

	Shares	Value
UMB Financial Corp	17,195	$880,900
UMH Properties Inc REIT	5,693	61,086
Umpqua Holdings Corp	59,547	783,639
Union First Market Bankshares Corp	10,862	156,956
United Bankshares Inc	20,808	538,511
United Community Banks Inc *	22,158	189,894
United Financial Bancorp Inc	8,429	121,209
United Fire Group Inc	10,874	231,942
Universal Health Realty Income Trust REIT	2,393	99,381
Universal Insurance Holdings Inc	10,033	34,213
Univest Corp of Pennsylvania	9,001	148,787
Urstadt Biddle Properties Inc ‘A’ REIT	10,389	205,391
Validus Holdings Ltd (Bermuda)	268,800	8,609,664
ViewPoint Financial Group	17,981	281,223
Virginia Commerce Bancorp Inc *	14,319	120,709
Virtus Investment Partners Inc *	1,539	124,659
Walker & Dunlop Inc *	5,999	77,087
Walter Investment Management Corp	15,226	356,897
Washington Banking Co	8,321	115,662
Washington REIT	23,993	682,601
Washington Trust Bancorp Inc	7,664	186,848
Waterstone Financial Inc *	3,838	14,584
Webster Financial Corp	38,409	831,939
WesBanco Inc	12,465	265,006
West Bancorp Inc	8,552	81,330
West Coast Bancorp *	9,347	183,669
Westamerica Bancorp	6,703	316,315
Western Alliance Bancorp *	37,280	348,941
Western Asset Mortgage Capital Corp REIT *	4,143	80,747
Westfield Financial Inc	14,048	102,550
Whitestone REIT	5,092	70,321
Wilshire Bancorp Inc *	32,970	180,676
Winthrop Realty Trust REIT	15,308	186,145
Wintrust Financial Corp	19,335	686,392
WSFS Financial Corp	4,034	163,014

		210,819,451

Health Care - 4.0%
Affymetrix Inc *	37,548	176,100
Agenus Inc *	4,759	24,937
Allos Therapeutics Inc *	7,990	14,302
Almost Family Inc *	4,459	99,614
Alphatec Holdings Inc *	29,981	55,165
AMAG Pharmaceuticals Inc *	2,363	36,390
Amedisys Inc *	15,989	199,063
AMN Healthcare Services Inc *	9,873	58,547
AmSurg Corp *	11,302	338,834
AngioDynamics Inc *	12,979	155,878
Arena Pharmaceuticals Inc *	12,166	121,417
ArthroCare Corp *	2,537	74,283
Assisted Living Concepts Inc ‘A’	10,459	148,727
Astex Pharmaceuticals Inc *	49,214	102,857
AVANIR Pharmaceuticals Inc ‘A’ *	5,963	23,375
AVEO Pharmaceuticals Inc *	1,543	18,763
Biolase Inc *	1	2
BioScrip Inc *	16,953	125,961
Cambrex Corp *	7,832	73,699
Capital Senior Living Corp *	2,144	22,726
Cerus Corp *	3,580	11,886
Chindex International Inc *	6,126	60,035
Codexis Inc *	13,577	50,778
CONMED Corp	14,996	414,939
Cornerstone Therapeutics Inc *	4,405	27,884
Cross Country Healthcare Inc *	14,459	63,186
CryoLife Inc *	14,638	76,557
Cumberland Pharmaceuticals Inc *	2,749	17,759
Curis Inc *	9,774	52,780
Cynosure Inc ‘A’ *	2,593	54,842
Cytori Therapeutics Inc *	6,334	17,102
Derma Sciences Inc *	4,610	43,887

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Dynavax Technologies Corp *	11,055	$47,758
Emergent BioSolutions Inc *	10,879	164,817
Enzon Pharmaceuticals Inc *	22,256	152,899
Epocrates Inc *	617	4,948
Exactech Inc *	3,447	57,806
ExamWorks Group Inc *	12,523	165,679
Five Star Quality Care Inc *	19,644	60,307
Gentiva Health Services Inc *	16,228	112,460
Geron Corp *	69,750	119,970
Greatbatch Inc *	12,523	284,397
Greenway Medical Technologies Inc *	952	15,527
GTx Inc *	2,185	7,713
Hanger Inc *	18,097	464,007
Harvard Bioscience Inc *	12,157	45,832
HealthSouth Corp *	7,961	185,173
Healthways Inc *	17,650	140,847
Hi-Tech Pharmacal Co Inc *	3,535	114,534
Hill-Rom Holdings Inc	213,700	6,592,645
Horizon Pharma Inc *	5,005	35,686
ICU Medical Inc *	609	32,508
Idenix Pharmaceuticals Inc *	4,724	48,657
ImmunoGen Inc *	9,114	152,933
Integra LifeSciences Holdings Corp *	4,407	163,852
Integramed America Inc *	1,893	26,218
InterMune Inc *	15,428	184,365
Invacare Corp	16,868	260,273
Kindred Healthcare Inc *	28,088	276,105
Lannett Co Inc *	8,479	35,951
Lexicon Pharmaceuticals Inc *	60,416	135,936
LHC Group Inc *	8,015	135,934
Magellan Health Services Inc *	13,740	622,834
Maxygen Inc *	14,529	86,593
MedAssets Inc *	20,560	276,532
Mediware Information Systems *	484	7,066
Merge Healthcare Inc *	7,389	21,133
Merit Medical Systems Inc *	20,967	289,554
Molina Healthcare Inc *	14,638	343,407
Momenta Pharmaceuticals Inc *	15,264	206,369
National Healthcare Corp	5,576	252,202
Natus Medical Inc *	6,101	70,894
Nektar Therapeutics *	17,728	143,065
NPS Pharmaceuticals Inc *	15,270	131,475
NuVasive Inc *	17,282	438,271
Omnicell Inc *	15,681	229,570
Orthofix International NV * (Netherlands)	1,965	81,056
Owens & Minor Inc	4,880	149,474
Pacific Biosciences of California Inc *	19,534	42,389
Palomar Medical Technologies Inc *	10,346	87,941
Par Pharmaceutical Cos Inc *	4,711	170,256
PDI Inc *	4,711	38,819
PDL BioPharma Inc	10,248	67,944
PharMerica Corp *	15,646	170,854
PhotoMedex Inc *	1,075	13,061
Repligen Corp *	1,682	7,233
Rigel Pharmaceuticals Inc *	7,080	65,844
Rochester Medical Corp *	610	6,564
Rockwell Medical Technologies Inc *	563	5,241
RTI Biologics Inc *	28,042	105,438
Select Medical Holdings Corp *	18,575	187,793
Sequenom Inc *	14,676	59,585
Skilled Healthcare Group Inc ‘A’ *	772	4,848
Solta Medical Inc *	32,973	96,611
STERIS Corp	226,255	7,097,619
Sun Healthcare Group Inc *	13,569	113,572
Sunrise Senior Living Inc *	6,227	45,395
Supernus Pharmaceuticals Inc *	1,731	16,202
SurModics Inc *	6,332	109,544
Symmetry Medical Inc *	13,452	115,418
Targacept Inc *	14,472	62,230
Teleflex Inc	148,900	9,069,499

	Shares	Value
The Ensign Group Inc	3,467	$98,012
The Providence Service Corp *	5,208	71,402
Tornier NV * (Netherlands)	2,411	54,055
Transcept Pharmaceuticals Inc *	5,923	36,723
Triple-S Management Corp ‘B’ *	10,315	188,558
Universal American Corp *	19,971	210,295
Vanguard Health Systems Inc *	2,352	20,909
Vical Inc *	3,586	12,910
ViroPharma Inc *	37,114	879,602
Vocera Communications Inc *	2,082	55,777
WellCare Health Plans Inc *	11,858	628,474
West Pharmaceutical Services Inc	105,852	5,344,467
Wright Medical Group Inc *	20,877	445,724
XenoPort Inc *	2,772	16,743
XOMA Corp *	4,387	13,161
Young Innovations Inc	1,659	57,219
Zeltiq Aesthetics Inc *	5,352	29,971

		42,261,409

Industrials - 28.6%
A.O. Smith Corp	89,290	4,365,388
A123 Systems Inc *	56,791	71,557
AAR Corp	573,447	7,730,066
ABM Industries Inc	437,402	8,555,583
ACCO Brands Corp *	32,607	337,156
Accuride Corp *	25,089	150,534
Aceto Corp	11,046	99,745
Actuant Corp ‘A’	29,309	796,032
Aegion Corp *	17,971	321,501
Aerovironment Inc *	3,665	96,426
Air Transport Services Group Inc *	28,270	147,004
Aircastle Ltd (Bermuda)	31,185	375,779
Alamo Group Inc	3,674	115,253
Alaska Air Group Inc *	2,091	75,067
Albany International Corp ‘A’	14,626	273,652
Altra Holdings Inc	6,476	102,191
AMERCO	4,599	413,772
Ameresco Inc ‘A’ *	2,498	29,801
American Railcar Industries Inc *	4,977	134,877
American Reprographics Co *	15,970	80,329
American Science & Engineering Inc	3,849	217,276
American Superconductor Corp *	18,688	87,834
American Woodmark Corp *	36,639	626,527
Ampco-Pittsburgh Corp	4,530	83,035
API Technologies Corp *	17,010	62,597
Apogee Enterprises Inc	306,158	4,919,959
Applied Industrial Technologies Inc	108,768	4,008,101
Argan Inc	4,099	57,304
Arkansas Best Corp	13,510	170,226
Asset Acceptance Capital Corp *	8,406	57,161
Asta Funding Inc	5,790	54,252
Astec Industries Inc *	262,442	8,051,721
AT Cross Co ‘A’ *	516	5,093
Atlas Air Worldwide Holdings Inc *	14,045	611,098
Barnes Group Inc	28,848	700,718
Belden Inc	2,676	89,245
BlueLinx Holdings Inc *	10,218	24,012
Brady Corp ‘A’	318,798	8,770,133
Briggs & Stratton Corp	425,277	7,438,095
CAI International Inc *	4,092	81,349
Carlisle Cos Inc	200,000	10,604,000
Cascade Corp	4,627	217,700
Casella Waste Systems Inc ‘A’ *	12,797	74,862
CBIZ Inc *	19,915	118,295
CDI Corp	6,074	99,614
Ceco Environmental Corp	570	4,503
Cenveo Inc *	28,692	55,376
Ceradyne Inc	302,486	7,758,766
CIRCOR International Inc	78,531	2,677,122
Columbus McKinnon Corp *	10,271	154,989

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Comfort Systems USA Inc	14,129	$141,573
Compx International Inc	560	7,056
Consolidated Graphics Inc *	4,239	123,143
Courier Corp	5,651	74,876
CRA International Inc *	5,443	79,958
Cubic Corp	3,934	189,147
Curtiss-Wright Corp	24,917	773,673
Deluxe Corp	8,940	222,964
DigitalGlobe Inc *	5,927	89,853
Dollar Thrifty Automotive Group Inc *	7,075	572,792
Douglas Dynamics Inc	11,684	166,497
Dycom Industries Inc *	2,345	43,640
Dynamic Materials Corp	4,517	78,280
Edgen Group Inc *	5,898	44,353
EMCOR Group Inc	251,556	6,998,288
Encore Capital Group Inc *	2,437	72,184
Encore Wire Corp	9,956	266,622
Energy Recovery Inc *	22,787	54,689
EnergySolutions Inc *	30,802	52,055
EnerNOC Inc *	8,078	58,485
EnerSys *	29,738	1,042,912
Ennis Inc	13,831	212,721
Enphase Energy Inc *	900	5,598
EnPro Industries Inc *	265,089	9,906,376
ESCO Technologies Inc	9,663	352,120
Esterline Technologies Corp *	16,286	1,015,432
Federal Signal Corp *	29,630	173,039
Flow International Corp *	20,036	63,113
Franklin Covey Co *	2,324	23,798
Franklin Electric Co Inc	141,203	7,219,709
FreightCar America Inc	6,364	146,181
FTI Consulting Inc *	22,298	641,068
FuelCell Energy Inc *	60,045	60,645
Furmanite Corp *	19,771	96,087
G&K Services Inc ‘A’	9,994	311,713
Gardner Denver Inc	167,000	8,835,970
Genco Shipping & Trading Ltd *	16,806	51,258
GenCorp Inc *	6,687	43,532
Generac Holdings Inc *	7,198	173,184
General Cable Corp *	111,200	2,884,528
Genesee & Wyoming Inc ‘A’ *	127,920	6,759,293
GeoEye Inc *	8,035	124,382
Gibraltar Industries Inc *	573,070	5,948,467
Global Power Equipment Group Inc	9,134	199,487
GP Strategies Corp *	803	14,831
Graco Inc	135,000	6,220,800
Granite Construction Inc	508,637	13,280,512
Great Lakes Dredge & Dock Co	28,117	200,193
Griffon Corp	24,167	207,353
H&E Equipment Services Inc *	6,838	102,775
Hardinge Inc	6,134	55,819
Hawaiian Holdings Inc *	12,680	82,547
Heartland Express Inc	5,730	81,996
Heidrick & Struggles International Inc	9,528	166,740
Hill International Inc *	11,566	37,011
HNI Corp	1,296	33,372
Houston Wire & Cable Co	6,025	65,853
Hudson Global Inc *	18,017	75,131
Hurco Cos Inc *	3,347	68,580
ICF International Inc *	10,537	251,202
II-VI Inc *	4,121	68,697
Insperity Inc	250,010	6,762,771
Insteel Industries Inc	8,920	99,458
Interline Brands Inc *	15,206	381,214
International Shipholding Corp	2,821	53,204
Intersections Inc	1,626	25,772
JetBlue Airways Corp *	124,496	659,829
Kadant Inc *	6,200	145,390
Kaydon Corp	313,327	6,702,065
Kelly Services Inc ‘A’	14,190	183,193

	Shares	Value
Kennametal Inc	248,080	$8,223,852
Kforce Inc *	1,382	18,602
Kimball International Inc ‘B’	17,225	132,633
Knoll Inc	7,659	102,784
Korn/Ferry International *	25,416	364,720
Kratos Defense & Security Solutions Inc *	21,305	124,421
Layne Christensen Co *	10,506	217,369
LB Foster Co ‘A’	4,818	137,843
Lincoln Electric Holdings Inc	243,980	10,683,884
LMI Aerospace Inc *	4,201	73,013
LSI Industries Inc	10,190	72,553
Lydall Inc *	9,182	124,141
Marten Transport Ltd	8,231	174,991
McGrath RentCorp	6,410	169,865
Meritor Inc *	39,242	204,843
Met-Pro Corp	7,207	66,377
Metalico Inc *	21,370	47,014
Michael Baker Corp *	4,579	119,466
Miller Industries Inc	5,809	92,537
Mine Safety Appliances Co	193,000	7,766,320
Mobile Mini Inc *	20,282	292,061
Moog Inc ‘A’ *	21,334	882,161
Mueller Industries Inc	244,074	10,395,112
Mueller Water Products Inc ‘A’	29,329	101,478
Multi-Color Corp	6,710	149,230
MYR Group Inc *	4,860	82,912
NACCO Industries Inc ‘A’	2,933	340,961
National Presto Industries Inc	2,270	158,378
Navigant Consulting Inc *	27,530	347,979
NCI Building Systems Inc *	9,646	104,466
NL Industries Inc	3,432	42,797
NN Inc *	9,087	92,778
Nordson Corp	122,000	6,257,380
Northwest Pipe Co *	4,967	120,499
Orbital Sciences Corp *	31,296	404,344
Orion Marine Group Inc *	14,523	101,080
Pacer International Inc *	16,534	89,614
Park-Ohio Holdings Corp *	268	5,100
Patriot Transportation Holding Inc *	3,318	78,073
Pendrell Corp *	83,560	93,587
Pentair Inc	121,200	4,639,536
PGT Inc *	5,292	16,035
Pike Electric Corp *	9,075	70,059
PMFG Inc *	11,062	86,394
Powell Industries Inc *	135,233	5,052,305
Preformed Line Products Co	1,104	63,933
Primoris Services Corp	11,621	139,452
Quad/Graphics Inc	13,276	190,909
Quality Distribution Inc *	7,122	78,983
Quanex Building Products Corp	19,594	350,341
RailAmerica Inc *	1,356	32,815
Rand Logistics Inc *	8,692	73,882
Republic Airways Holdings Inc *	11,704	64,957
Resources Connection Inc	22,539	277,230
Rexnord Corp *	11,944	239,358
Roadrunner Transportation Systems Inc *	3,238	54,690
Robbins & Myers Inc	12,099	505,980
RPX Corp *	908	13,030
Rush Enterprises Inc ‘A’ *	17,619	288,071
Saia Inc *	6,975	152,683
Schawk Inc	250,639	3,183,115
Seaboard Corp *	161	343,410
SeaCube Container Leasing Ltd (Bermuda)	5,085	86,801
SIFCO Industries Inc	789	18,131
Simpson Manufacturing Co Inc	292,216	8,623,294
SkyWest Inc	771,177	5,035,786
Standex International Corp	5,190	220,938
Steelcase Inc ‘A’	34,911	315,246
Sterling Construction Co Inc *	7,751	79,215
Swisher Hygiene Inc *	59,733	151,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
SYKES Enterprises Inc *	20,665	$329,813
Sypris Solutions Inc	1,981	13,808
TAL International Group Inc	7,739	259,179
Teledyne Technologies Inc *	12,739	785,359
Tetra Tech Inc *	6,279	163,756
The Dolan Co *	16,237	109,275
The Eastern Co	3,242	52,358
The Geo Group Inc *	32,611	740,922
The Greenbrier Cos Inc *	12,173	214,001
The Keyw Holding Corp *	5,763	57,861
The Timken Co	36,285	1,661,490
TMS International Corp ‘A’ *	3,454	34,436
TRC Cos Inc *	1,365	8,299
TriMas Corp *	1,368	27,497
Trinity Industries Inc	514,790	12,859,454
TrueBlue Inc *	5,861	90,728
Tutor Perini Corp *	18,966	240,299
Twin Disc Inc	4,539	83,926
UniFirst Corp	7,679	489,536
United Stationers Inc	20,311	547,381
Universal Forest Products Inc	359,459	14,011,712
Universal Truckload Services Inc	2,886	43,651
US Ecology Inc	3,652	64,787
Viad Corp	10,733	214,660
Vicor Corp	8,542	59,282
VSE Corp	2,193	52,171
Wabash National Corp *	953,271	6,310,654
WageWorks Inc *	1,324	19,939
Watts Water Technologies Inc ‘A’	155,774	5,193,505
Werner Enterprises Inc	3,317	79,243
Wesco Aircraft Holdings Inc *	7,038	89,594
Willis Lease Finance Corp *	2,681	33,030
Zipcar Inc *	2,463	28,891

		299,055,144

Information Technology - 7.1%
Accelrys Inc *	29,441	238,178
Actuate Corp *	1,883	13,049
Acxiom Corp *	40,839	617,077
Advanced Energy Industries Inc *	21,157	283,927
Aeroflex Holding Corp *	10,439	63,156
Agilysys Inc *	7,836	67,938
Alpha & Omega Semiconductor Ltd * (Bermuda)	9,050	82,808
Amkor Technology Inc *	42,545	207,620
ANADIGICS Inc *	37,451	67,786
Anaren Inc *	6,832	133,907
Anixter International Inc	5,848	310,236
Applied Micro Circuits Corp *	32,918	188,291
ARRIS Group Inc *	52,220	726,380
Aspen Technology Inc *	2,788	64,542
ATMI Inc *	15,877	326,590
Audience Inc *	2,653	51,150
AuthenTec Inc *	2,185	9,461
AVG Technologies NV * (Netherlands)	300	3,903
Aviat Networks Inc *	32,592	91,258
Avid Technology Inc *	15,892	118,078
Aware Inc	904	5,831
Axcelis Technologies Inc *	57,959	69,551
AXT Inc *	17,298	68,327
Bankrate Inc *	3,028	55,685
Bazaarvoice Inc *	287	5,223
Bel Fuse Inc ‘B’	5,645	99,408
Benchmark Electronics Inc *	738,191	10,297,764
Black Box Corp	9,237	265,102
Blucora Inc *	17,934	220,947
Bottomline Technologies Inc *	13,221	238,639
Brightcove Inc *	203	3,096
Brightpoint Inc *	36,831	199,256
Brooks Automation Inc	35,282	333,062

	Shares	Value
CACI International Inc ‘A’ *	13,010	$715,810
Calix Inc *	13,686	112,499
Ceva Inc *	3,035	53,446
Checkpoint Systems Inc *	21,496	187,230
CIBER Inc *	38,649	166,577
Ciena Corp *	12,951	212,008
Coherent Inc *	8,898	385,283
Cohu Inc	477,920	4,855,667
Computer Task Group Inc *	1,959	29,365
Comtech Telecommunications Corp	10,077	288,001
Convergys Corp	62,029	916,168
CSG Systems International Inc *	7,670	132,538
CTS Corp	18,270	172,103
Cymer Inc *	11,379	670,792
Daktronics Inc	14,535	100,437
DealerTrack Holdings Inc *	2,445	73,619
Demand Media Inc *	4,047	45,326
Demandware Inc *	186	4,406
Digi International Inc *	13,630	139,571
Digital River Inc *	19,613	325,968
Diodes Inc *	18,854	353,890
DSP Group Inc *	10,635	67,426
Earthlink Inc	56,416	419,735
Ebix Inc	3,810	76,010
Echelon Corp *	9,384	32,656
Electro Rent Corp	8,954	145,323
Electro Scientific Industries Inc	12,150	143,613
Electronics for Imaging Inc *	22,640	367,900
Emulex Corp *	46,271	333,151
Entegris Inc *	73,028	623,659
Entropic Communications Inc *	46,846	264,211
Envivio Inc *	2,947	18,890
EPIQ Systems Inc	15,461	189,397
ePlus Inc *	2,077	67,191
Euronet Worldwide Inc *	26,955	461,470
Exar Corp *	17,240	140,678
Fabrinet * (Cayman)	11,730	147,212
FEI Co *	1,242	59,417
Finisar Corp *	48,538	726,129
First Solar Inc *	31,996	481,860
FormFactor Inc *	26,313	170,245
FSI International Inc *	21,238	76,244
Gerber Scientific Inc Escrow Shares * + r	12,750	128
Globecomm Systems Inc *	2,822	28,615
Glu Mobile Inc *	2,031	11,272
GSI Group Inc * (Canada)	14,659	167,992
GSI Technology Inc *	11,058	52,415
GT Advanced Technologies Inc *	9,702	51,227
Harmonic Inc *	62,462	266,088
Imation Corp *	16,152	95,458
Immersion Corp *	1,238	6,970
Infinera Corp *	6,001	41,047
Infoblox Inc *	227	5,205
Ingram Micro Inc ‘A’ *	410,000	7,162,700
Inphi Corp *	7,451	70,636
Insight Enterprises Inc *	23,585	396,936
Integrated Device Technology Inc *	75,571	424,709
Integrated Silicon Solution Inc *	14,557	146,880
Intermec Inc *	27,857	172,713
Internap Network Services Corp *	13,863	90,248
International Rectifier Corp *	36,730	734,233
Intersil Corp ‘A’	67,641	720,377
Intevac Inc *	12,296	92,466
IntraLinks Holdings Inc *	19,265	84,381
iPass Inc *	2,176	5,179
IXYS Corp *	12,989	145,087
j2 Global Inc	4,208	111,175
JDA Software Group Inc *	17,449	518,061
Kemet Corp *	23,964	144,024
Key Tronic Corp *	4,644	38,267

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Keynote Systems Inc	8,319	$123,537
KIT Digital Inc *	25,458	109,215
Kopin Corp *	35,469	122,013
KVH Industries Inc *	1,269	15,863
Lattice Semiconductor Corp *	62,740	236,530
LeCroy Corp *	2,422	34,538
Limelight Networks Inc *	31,926	93,543
Littelfuse Inc	1,103	62,750
Loral Space & Communications Inc	329	22,158
LTX-Credence Corp *	26,068	174,656
M/A-COM Technology Solutions Holdings Inc *	2,678	49,543
ManTech International Corp ‘A’	12,284	288,306
Marchex Inc ‘B’	12,067	43,562
Market Leader Inc *	1,803	9,159
Mattersight Corp *	381	3,040
Mattson Technology Inc *	31,142	54,499
MaxLinear Inc ‘A’ *	9,420	46,723
Measurement Specialties Inc *	935	30,397
MeetMe Inc *	8,458	19,876
MEMC Electronic Materials Inc *	95,452	207,131
Mentor Graphics Corp *	22,818	342,270
Mercury Computer Systems Inc *	16,468	212,931
Methode Electronics Inc	19,700	167,647
Millennial Media Inc *	370	4,880
Mindspeed Technologies Inc *	19,275	47,417
MIPS Technologies Inc *	5,966	39,793
MKS Instruments Inc	27,915	807,581
ModusLink Global Solutions Inc *	21,035	62,895
MoneyGram International Inc *	8,149	118,975
Monster Worldwide Inc *	64,509	548,327
MoSys Inc *	17,701	57,351
Multi-Fineline Electronix Inc *	179,708	4,428,005
Nanometrics Inc *	12,497	191,954
NeoPhotonics Corp *	10,053	49,662
NETGEAR Inc *	11,146	384,648
Newport Corp *	20,305	244,066
Oclaro Inc *	27,402	83,302
OCZ Technology Group Inc *	35,861	190,063
OmniVision Technologies Inc *	27,860	372,210
Oplink Communications Inc *	10,104	136,707
Park Electrochemical Corp	11,047	285,896
PC Connection Inc	4,839	51,390
PCTEL Inc	9,552	61,801
Perficient Inc *	4,020	45,145
Pericom Semiconductor Corp *	12,485	112,365
Pervasive Software Inc *	6,373	47,734
Photronics Inc *	32,220	196,542
Plantronics Inc	15,059	502,971
Plexus Corp *	10,453	294,775
PLX Technology Inc *	1,886	11,976
Power-One Inc *	35,797	161,802
Progress Software Corp *	33,366	696,348
Proofpoint Inc *	199	3,373
QAD Inc ‘A’ *	297	4,223
QLogic Corp *	39,110	535,416
Quantum Corp *	118,069	239,680
QuickLogic Corp *	2,784	6,988
QuinStreet Inc *	17,310	160,291
RadiSys Corp *	12,083	75,881
Rambus Inc *	54,361	312,032
RealD Inc *	3,277	49,024
RealNetworks Inc	11,504	99,395
RF Micro Devices Inc *	129,805	551,671
Richardson Electronics Ltd	7,315	90,194
Rofin-Sinar Technologies Inc *	462,361	8,752,494
Rogers Corp *	4,991	197,694
Rosetta Stone Inc *	2,931	40,565
Rubicon Technology Inc *	9,086	92,677
Rudolph Technologies Inc *	17,091	149,034
Sanmina-SCI Corp *	43,312	354,725

	Shares	Value
Sapiens International Corp NV * (Netherlands)	7,223	$26,003
ScanSource Inc *	14,612	447,712
SeaChange International Inc *	15,127	124,495
ShoreTel Inc *	3,201	14,020
Sigma Designs Inc *	17,378	110,872
Silicon Graphics International Corp *	16,108	103,413
Silicon Image Inc *	7,431	30,764
Sonus Networks Inc *	103,134	221,738
Spansion Inc ‘A’ *	25,682	281,988
SS&C Technologies Holdings Inc *	13,053	326,325
STEC Inc *	18,905	147,459
STR Holdings Inc *	16,420	74,875
SunPower Corp *	11,251	54,117
Super Micro Computer Inc *	1,606	25,471
Supertex Inc *	5,493	103,543
support.com Inc *	8,009	25,549
Sycamore Networks Inc *	10,848	157,513
Symmetricom Inc *	22,010	131,840
Synacor Inc *	236	3,233
SYNNEX Corp *	13,960	481,480
TechTarget Inc *	8,127	40,960
TeleNav Inc *	8,678	53,196
TeleTech Holdings Inc *	12,152	194,432
Tellabs Inc	194,260	646,886
Telular Corp	3,546	32,765
Tessco Technologies Inc	1,430	31,532
Tessera Technologies Inc	27,576	423,843
TiVo Inc *	33,105	273,778
TriQuint Semiconductor Inc *	89,614	492,877
TTM Technologies Inc *	28,189	265,259
Ultra Clean Holdings Inc *	12,401	79,738
Unisys Corp *	11,489	224,610
United Online Inc	48,119	203,062
Unwired Planet Inc *	3,210	7,383
ValueClick Inc *	17,110	280,433
VASCO Data Security International Inc *	8,288	67,796
Veeco Instruments Inc *	15,362	527,838
Viasystems Group Inc *	1,985	33,745
Vishay Precision Group Inc *	6,540	91,233
WebMD Health Corp *	26,869	551,083
Westell Technologies Inc ‘A’ *	26,136	62,204
Zygo Corp *	7,024	125,449

		74,289,173

Materials - 6.7%
A. Schulman Inc	353,379	7,014,573
A.M. Castle & Co *	8,986	95,431
AK Steel Holding Corp	49,232	288,992
AMCOL International Corp	779	22,053
Aptargroup Inc	22,330	1,139,947
Boise Inc	53,484	351,925
Buckeye Technologies Inc	8,767	249,772
Cabot Corp	190,000	7,733,000
Calgon Carbon Corp *	4,832	68,711
Century Aluminum Co *	27,437	201,113
Chase Corp	3,466	45,751
Chemtura Corp *	16,079	233,146
Clearwater Paper Corp *	2,544	86,801
Coeur d’Alene Mines Corp *	28,156	494,419
Commercial Metals Co	346,100	4,374,704
Ferro Corp *	46,083	221,198
FutureFuel Corp	10,203	107,234
General Moly Inc *	30,233	94,932
Georgia Gulf Corp	6,739	172,990
Globe Specialty Metals Inc	30,365	407,802
Gold Reserve Inc * (Canada)	24,247	84,622
Golden Minerals Co *	15,199	68,547
Golden Star Resources Ltd (XASE) * (Canada)	137,985	160,063
Graphic Packaging Holding Co *	88,759	488,175
H.B. Fuller Co	113,700	3,490,590

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Handy & Harman Ltd *	457	$6,160
Haynes International Inc	1,158	58,989
Hecla Mining Co	151,657	720,371
Horsehead Holding Corp *	23,306	232,128
Innospec Inc *	10,733	317,804
Kaiser Aluminum Corp	10,232	530,427
KapStone Paper and Packaging Corp *	21,453	340,030
Kraton Performance Polymers Inc *	17,157	375,910
Landec Corp *	10,314	88,288
Louisiana-Pacific Corp *	73,122	795,567
LSB Industries Inc *	4,241	131,089
Materion Corp	9,827	226,316
McEwen Mining Inc *	104,717	315,198
Metals USA Holdings Corp *	4,637	73,775
Minerals Technologies Inc	9,415	600,489
Neenah Paper Inc	3,354	89,518
Olin Corp	13,418	280,302
Olympic Steel Inc	4,761	78,176
OM Group Inc *	17,214	327,066
PH Glatfelter Co	18,899	309,377
PolyOne Corp	10,255	140,288
Quaker Chemical Corp	4,968	229,571
Reliance Steel & Aluminum Co	123,000	6,211,500
Resolute Forest Products *	42,831	495,983
Revett Minerals Inc * (Canada)	13,304	43,770
RPM International Inc	450,000	12,240,000
RTI International Metals Inc *	16,117	364,728
Schnitzer Steel Industries Inc ‘A’	13,423	376,112
Schweitzer-Mauduit International Inc	2,171	147,932
Sensient Technologies Corp	165,240	6,069,265
Spartech Corp *	16,103	83,253
Steel Dynamics Inc	648,900	7,624,575
Stepan Co	259	24,393
Stillwater Mining Co *	61,598	526,047
SunCoke Energy Inc *	10,999	161,135
Texas Industries Inc	11,996	467,964
TPC Group Inc *	1,932	71,387
Tredegar Corp	12,837	186,907
UFP Technologies Inc *	2,888	48,807
United States Lime & Minerals Inc *	78	3,640
Universal Stainless & Alloy Products Inc *	3,643	149,727
Vista Gold Corp * (Canada)	31,231	90,882
Wausau Paper Corp	1,303	12,678
Worthington Industries Inc	27,769	568,431
Zep Inc	6,816	93,584
Zoltek Cos Inc *	14,522	131,134

		70,157,164

Telecommunication Services - 0.2%
Cbeyond Inc *	13,948	94,428
Cincinnati Bell Inc *	68,143	253,492
Consolidated Communications Holdings Inc	2,969	43,941
Fairpoint Communications Inc *	2,098	12,903
Hawaiian Telcom Holdco Inc *	5,607	109,393
IDT Corp ‘B’	919	9,015
inContact Inc *	2,065	10,346
Iridium Communications Inc *	22,742	203,768
Leap Wireless International Inc *	21,335	137,184
magicJack VocalTec Ltd * (Israel)	2,497	47,443
Neutral Tandem Inc *	15,103	199,057
ORBCOMM Inc *	9,753	31,795
Premiere Global Services Inc *	20,584	172,700
Shenandoah Telecommunications Co	12,696	172,793
SureWest Communications	7,329	154,422
USA Mobility Inc	12,026	154,654
Vonage Holdings Corp *	42,083	84,587

		1,891,921

	Shares	Value
Utilities - 2.6%
ALLETE Inc	20,249	$846,408
American DG Energy Inc *	1,336	3,033
American States Water Co	9,012	356,695
Artesian Resources Corp ‘A’	3,922	84,480
Atlantic Power Corp * (Canada)	55,086	705,652
Avista Corp	31,175	832,372
Black Hills Corp	23,403	752,875
Cadiz Inc *	652	4,701
California Water Service Group	11,272	208,194
CH Energy Group Inc	7,934	521,184
Chesapeake Utilities Corp	5,085	222,316
Cleco Corp	32,399	1,355,250
Connecticut Water Service Inc	1,716	49,730
Consolidated Water Co Ltd (Cayman)	7,850	65,076
Delta Natural Gas Co Inc	3,570	77,576
El Paso Electric Co	21,316	706,839
Genie Energy Ltd ‘B’	7,937	61,670
GenOn Energy Inc *	410,576	702,085
IDACORP Inc	26,607	1,119,623
MGE Energy Inc	12,264	580,087
Middlesex Water Co	8,301	157,719
New Jersey Resources Corp	22,084	963,083
Northwest Natural Gas Co	14,225	677,110
NorthWestern Corp	19,349	710,108
NV Energy Inc	325,500	5,722,290
Ormat Technologies Inc	6,828	146,051
Otter Tail Corp	17,998	411,614
Piedmont Natural Gas Co Inc	34,970	1,125,684
PNM Resources Inc	42,360	827,714
Portland General Electric Co	40,118	1,069,546
SJW Corp	5,251	126,077
South Jersey Industries Inc	12,646	644,567
Southwest Gas Corp	24,509	1,069,818
The Empire District Electric Co	22,396	472,556
The Laclede Group Inc	11,957	476,008
UIL Holdings Corp	26,920	965,351
Unitil Corp	7,285	193,052
UNS Energy Corp	21,390	821,590
WGL Holdings Inc	27,389	1,088,713
York Water Co	1,873	33,508

		26,958,005

Total Common Stocks (Cost $1,022,355,819)		1,022,568,453

CLOSED-END MUTUAL FUND - 0.0%
Firsthand Technology Value Fund Inc *	4,545	80,265

Total Closed-End Mutual Fund (Cost $86,376)		80,265

	Principal Amount
SHORT-TERM INVESTMENTS - 2.0%
U.S. Government Agency Issue - 0.3%
Federal Home Loan Bank 0.001% due 07/02/12	$3,525,000	3,525,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 1.7%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $17,647,040; collateralized by Federal Home Loan Bank: 0.230% due 05/21/13 and value $4,770,000; and U.S. Treasury Bills: 0.000% due 06/27/13 and value $13,233,480)	$17,647,025	$17,647,025

Total Short-Term Investments (Cost $21,172,025)		21,172,025

TOTAL INVESTMENTS - 99.8% (Cost $1,043,614,220)		1,043,820,743

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,688,534

NET ASSETS - 100.0%		$1,045,509,277

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Industrials	28.6%
Financials	20.1%
Consumer Discretionary	16.5%
Energy	10.5%
Information Technology	7.1%
Materials	6.7%
Health Care	4.0%
Utilities	2.6%
Short-Term Investments	2.0%
Consumer Staples	1.5%
Telecommunication Services	0.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a total aggregate value of $128 or less than 0.1% of the net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(d)	As of June 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	As of June 30, 2012, $512,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/12)	85	$6,357,045	$403,855

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$172,243,289	$172,243,289	$-	$-
	Consumer Staples	15,460,273	15,460,273	-	-
	Energy	109,432,624	109,432,624	-	-
	Financials	210,819,451	210,819,451	-	-
	Health Care	42,261,409	42,261,409	-	-
	Industrials	299,055,144	299,055,144	-	-
	Information Technology	74,289,173	74,289,045	-	128
	Materials	70,157,164	70,157,164	-	-
	Telecommunication Services	1,891,921	1,891,921	-	-
	Utilities	26,958,005	26,958,005	-	-

		1,022,568,453	1,022,568,325	-	128
	Closed-End Mutual Fund	80,265	80,265	-	-
	Short-Term Investments	21,172,025	-	21,172,025	-
	Derivatives:
	Equity Contracts
	Futures	403,855	403,855	-	-

	Total	$1,044,224,598	$1,023,052,445	$21,172,025	$128

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

Common Stocks
Value, Beginning of Period	$128
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$128

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

Additional required information about certain Level 3 fair value measurements of the portfolio as of June 30, 2012 were as follows:

	Value at 06/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock	$128	Value determined by a valuation committee established under the Fund Procedures (See Note 3C in Notes to Financial Statements)	Difference between last traded price and cash merger price	NA - (one security)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources Corp Strike @ $10.50 Exp. 10/14/13 * r	4,217	$-

Financial - 0.0%
Hampton Roads 2nd Entitlement * Strike @ $0.70 Exp. 09/28/12	5,548	4,472
Hampton Roads Entitlement * Strike @ $0.70 Exp. 09/28/12	5,548	4,025

Total Warrants (Cost $0)		8,497

COMMON STOCKS - 98.1%
Consumer Discretionary - 13.5%
1-800-FLOWERS.COM Inc ‘A’ *	13,872	48,413
Aeropostale Inc *	43,369	773,269
AFC Enterprises Inc *	13,056	302,116
America’s Car-Mart Inc *	4,283	166,395
American Axle & Manufacturing Holdings Inc *	35,600	373,444
American Greetings Corp ‘A’	18,810	275,002
American Public Education Inc *	9,611	307,552
Amerigon Inc *	15,589	179,118
Ameristar Casinos Inc	17,555	311,952
ANN Inc *	26,016	663,148
Arbitron Inc	14,174	496,090
Arctic Cat Inc *	6,787	248,133
Asbury Automotive Group Inc *	14,906	353,123
Ascent Capital Group Inc ‘A’ *	7,572	391,851
Barnes & Noble Inc *	15,105	248,628
Bassett Furniture Industries Inc	6,004	61,901
Beasley Broadcasting Group Inc ‘A’ *	2,318	13,653
Beazer Homes USA Inc *	54,859	178,292
bebe Stores Inc	19,492	114,418
Belo Corp ‘A’	50,170	323,095
Benihana Inc	5,748	92,600
Big 5 Sporting Goods Corp	9,154	69,204
Biglari Holdings Inc *	638	246,517
BJ’s Restaurants Inc *	13,054	496,052
Black Diamond Inc *	11,125	105,131
Blue Nile Inc *	7,347	218,279
Bluegreen Corp *	7,697	38,177
Blyth Inc	5,536	191,324
Bob Evans Farms Inc	15,569	625,874
Body Central Corp *	8,726	78,534
Boyd Gaming Corp *	29,715	213,948
Bravo Brio Restaurant Group Inc *	10,454	186,395
Bridgepoint Education Inc *	9,219	200,974
Brown Shoe Co Inc	22,920	295,897
Brunswick Corp	47,693	1,059,738
Buffalo Wild Wings Inc *	9,895	857,303
Cabela’s Inc *	24,883	940,826
Caesars Entertainment Corp *	19,483	222,106
CafePress Inc *	2,428	36,129
Callaway Golf Co	34,236	202,335
Capella Education Co *	7,259	252,323
Career Education Corp *	27,581	184,517
Caribou Coffee Co Inc *	11,254	145,289
Carmike Cinemas Inc *	9,486	138,970

	Shares	Value
Carriage Services Inc	8,357	$69,530
Carrols Restaurant Group Inc *	8,352	49,611
Casual Male Retail Group Inc *	22,284	80,891
Cavco Industries Inc *	3,701	189,787
CEC Entertainment Inc	9,733	353,989
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	19,435	98,730
Cherokee Inc	4,550	63,381
Churchill Downs Inc	6,945	408,297
Citi Trends Inc *	7,884	121,729
Coinstar Inc *	16,695	1,146,279
Collective Brands Inc *	32,471	695,529
Collectors Universe	2,856	41,926
Columbia Sportswear Co	6,508	348,959
Conn’s Inc *	8,361	123,743
Cooper Tire & Rubber Co	33,301	584,100
Core-Mark Holding Co Inc	6,116	294,424
Corinthian Colleges Inc *	41,324	119,426
Cracker Barrel Old Country Store Inc	10,266	644,705
Crocs Inc *	48,005	775,281
Crown Media Holdings Inc ‘A’ *	18,631	32,604
CSS Industries Inc	5,111	105,031
Culp Inc	4,534	46,474
Cumulus Media Inc ‘A’ *	30,131	90,694
Daily Journal Corp *	474	40,660
Dana Holding Corp	78,876	1,010,402
Delta Apparel Inc *	3,685	50,337
Denny’s Corp *	50,909	226,036
Destination Maternity Corp	7,155	154,548
Dial Global Inc *	1,265	4,200
Digital Domain Media Group Inc *	5,720	35,807
Digital Generation Inc *	14,843	183,608
DineEquity Inc *	8,186	365,423
Domino’s Pizza Inc	30,878	954,439
Dorman Products Inc *	13,050	327,424
Drew Industries Inc *	10,309	287,106
Education Management Corp *	14,217	98,808
Einstein Noah Restaurant Group Inc	3,189	55,999
Entercom Communications Corp ‘A’ *	12,799	77,050
Entravision Communications Corp ‘A’	26,168	31,663
Ethan Allen Interiors Inc	12,932	257,735
Exide Technologies *	40,650	136,584
Express Inc *	47,725	867,163
Federal-Mogul Corp *	9,808	107,888
Fiesta Restaurant Group Inc *	8,602	113,804
Fifth & Pacific Co Inc *	58,048	622,855
Fisher Communications Inc *	4,661	139,411
Flexsteel Industries Inc	2,372	46,918
Francesca’s Holdings Corp *	18,564	501,414
Fred’s Inc ‘A’	19,730	301,672
Frisch’s Restaurants Inc	1,572	44,550
Fuel Systems Solutions Inc *	7,904	131,918
G-III Apparel Group Ltd *	8,965	212,381
Gaylord Entertainment Co *	16,604	640,250
Geeknet Inc *	2,299	45,566
Genesco Inc *	13,057	785,379
Global Sources Ltd * (Bermuda)	10,060	66,396
Gordmans Stores Inc *	4,514	74,481
Grand Canyon Education Inc *	21,278	445,561
Group 1 Automotive Inc	12,223	557,491
Harte-Hanks Inc	24,067	219,972
Haverty Furniture Cos Inc	9,995	111,644
Helen of Troy Ltd * (Bermuda)	16,908	573,012
hhgregg Inc *	8,427	95,309
Hibbett Sports Inc *	14,077	812,384
Hillenbrand Inc	29,495	542,118
Hooker Furniture Corp	5,688	67,062
Hot Topic Inc	22,428	217,327
Hovnanian Enterprises Inc ‘A’ *	53,392	154,837
HSN Inc	20,252	817,168

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Iconix Brand Group Inc *	37,660	$657,920
Ignite Restaurant Group Inc *	3,485	63,113
International Speedway Corp ‘A’	14,816	387,883
Interval Leisure Group Inc	20,601	391,625
iRobot Corp *	14,639	324,254
Isle of Capri Casinos Inc *	10,742	66,278
Jack in the Box Inc *	23,533	656,100
JAKKS Pacific Inc	13,815	221,178
Jamba Inc *	34,898	68,400
Johnson Outdoors Inc ‘A’ *	3,032	62,459
Jos. A. Bank Clothiers Inc *	14,835	629,894
Journal Communications Inc ‘A’ *	23,090	119,144
K-Swiss Inc ‘A’ *	13,828	42,590
K12 Inc *	14,256	332,165
KB Home	41,187	403,633
Kenneth Cole Productions Inc ‘A’ *	4,338	65,287
Kirkland’s Inc *	7,824	88,020
Knology Inc *	16,626	327,033
Krispy Kreme Doughnuts Inc *	31,861	203,592
La-Z-Boy Inc *	27,724	340,728
LeapFrog Enterprises Inc *	27,032	277,348
Libbey Inc *	10,971	168,624
Life Time Fitness Inc *	22,874	1,063,870
Lifetime Brands Inc	5,317	66,303
LIN TV Corp ‘A’ *	15,752	47,571
Lincoln Educational Services Corp	12,107	78,695
Lions Gate Entertainment Corp * (Canada)	45,241	666,852
Lithia Motors Inc ‘A’	11,688	269,408
Live Nation Entertainment Inc *	74,739	686,104
Luby’s Inc *	10,754	72,052
Lumber Liquidators Holdings Inc *	14,679	496,003
M.D.C. Holdings Inc	20,416	666,991
M/I Homes Inc *	9,969	172,663
Mac-Gray Corp	6,241	87,936
Maidenform Brands Inc *	12,632	251,629
Marcus Corp	10,743	147,824
Marine Products Corp	5,377	32,692
MarineMax Inc *	11,096	105,523
Marriott Vacations Worldwide Corp *	14,172	439,049
Martha Stewart Living Omnimedia Inc ‘A’	14,639	49,773
Matthews International Corp ‘A’	15,065	489,462
Mattress Firm Holding Corp *	5,889	178,496
MDC Partners Inc ‘A’ (Canada)	13,893	157,547
Meredith Corp	19,376	618,869
Meritage Homes Corp *	15,109	512,799
Modine Manufacturing Co *	24,649	170,818
Monarch Casino & Resort Inc *	4,666	42,647
Monro Muffler Brake Inc	16,492	548,194
Morgans Hotel Group Co *	11,647	54,741
Movado Group Inc	9,439	236,164
MTR Gaming Group Inc *	12,102	57,484
Multimedia Games Holding Co Inc *	14,714	205,996
Nathan’s Famous Inc *	1,333	39,324
National American University Holdings Inc	4,740	20,382
National CineMedia Inc	29,882	453,310
New York & Co Inc *	14,508	50,488
Nexstar Broadcasting Group Inc ‘A’ *	5,784	38,984
NutriSystem Inc	14,952	172,845
Office Depot Inc *	151,637	327,536
OfficeMax Inc *	45,604	230,756
Orbitz Worldwide Inc *	12,723	46,439
Orchard Supply Hardware Stores Corp ‘A’ *	972	16,164
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	51,698	432,712
Outdoor Channel Holdings Inc	8,247	60,286
Overstock.com Inc *	6,293	43,485
Oxford Industries Inc	7,480	334,356
P.F. Chang’s China Bistro Inc	11,088	570,699
Papa John’s International Inc *	9,585	455,958
Peet’s Coffee & Tea Inc *	7,075	424,783
Penske Automotive Group Inc	22,679	481,702

	Shares	Value
Perfumania Holdings Inc *	2,706	$22,433
Perry Ellis International Inc *	6,449	133,817
PetMed Express Inc	10,965	133,334
Pier 1 Imports Inc	51,895	852,635
Pinnacle Entertainment Inc *	33,350	320,827
Pool Corp	25,403	1,027,805
Premier Exhibitions Inc *	13,462	36,347
Quiksilver Inc *	68,674	160,010
RadioShack Corp	52,939	203,286
ReachLocal Inc *	5,242	57,662
Reading International Inc ‘A’ *	8,569	46,358
Red Lion Hotels Corp *	7,689	66,510
Red Robin Gourmet Burgers Inc *	7,829	238,863
Regis Corp	30,725	551,821
Rent-A-Center Inc	31,665	1,068,377
Rentrak Corp *	5,031	103,890
RG Barry Corp	4,483	60,924
Ruby Tuesday Inc *	34,523	235,102
Rue21 Inc *	8,249	208,205
Ruth’s Hospitality Group Inc *	18,676	123,262
Saga Communications Inc ‘A’ *	1,848	68,579
Saks Inc *	58,708	625,240
Salem Communications Corp ‘A’	5,417	29,631
Scholastic Corp	13,856	390,185
Scientific Games Corp ‘A’ *	30,164	257,902
Sealy Corp *	26,255	48,572
Select Comfort Corp *	30,344	634,796
Shiloh Industries Inc	3,265	37,548
Shoe Carnival Inc	7,637	164,119
Shuffle Master Inc *	29,386	405,527
Shutterfly Inc *	19,104	586,302
Sinclair Broadcast Group Inc ‘A’	26,826	243,044
Six Flags Entertainment Corp	21,188	1,147,966
Skechers U.S.A. Inc ‘A’ *	20,193	411,331
Skullcandy Inc *	8,663	122,581
Smith & Wesson Holding Corp *	34,757	288,831
Sonic Automotive Inc ‘A’	21,560	294,725
Sonic Corp *	32,630	326,953
Sotheby’s	36,137	1,205,530
Spartan Motors Inc	17,664	92,559
Speedway Motorsports Inc	6,249	105,671
Stage Stores Inc	16,480	301,914
Standard Motor Products Inc	10,444	147,052
Standard Pacific Corp *	58,077	359,497
Stein Mart Inc *	14,485	115,156
Steiner Leisure Ltd * (Bahamas)	8,122	376,942
Steinway Musical Instruments Inc *	3,672	89,964
Steven Madden Ltd *	20,949	665,131
Stewart Enterprises Inc ‘A’	39,865	284,636
Stoneridge Inc *	14,723	100,264
Strayer Education Inc	6,337	690,860
Sturm Ruger & Co Inc	10,238	411,056
Superior Industries International Inc	12,399	202,972
Systemax Inc *	5,788	68,414
Teavana Holdings Inc *	4,733	64,037
Tenneco Inc *	32,402	869,022
Texas Roadhouse Inc	33,291	613,553
The Bon-Ton Stores Inc	6,651	51,944
The Buckle Inc	14,812	586,111
The Cato Corp ‘A’	14,623	445,417
The Cheesecake Factory Inc *	28,842	921,790
The Children’s Place *	12,934	644,501
The EW Scripps Co ‘A’ *	16,182	155,509
The Finish Line Inc ‘A’	27,093	566,515
The Jones Group Inc	43,862	419,321
The McClatchy Co ‘A’ *	30,665	67,463
The Men’s Wearhouse Inc	27,184	764,958
The New York Times Co ‘A’ *	72,679	566,896
The Pep Boys-Manny Moe & Jack	28,198	279,160
The Ryland Group Inc	23,808	609,009

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
The Talbots Inc *	37,216	$93,784
The Warnaco Group Inc *	21,876	931,480
The Wet Seal Inc ‘A’ *	47,815	151,095
Tilly’s Inc ‘A’ *	4,904	78,709
Tower International Inc *	3,359	35,270
Town Sports International Holdings Inc *	12,398	164,769
True Religion Apparel Inc	13,756	398,649
Tuesday Morning Corp *	22,961	98,503
Tumi Holdings Inc *	11,496	201,180
U.S. Auto Parts Network Inc *	7,861	32,859
Unifi Inc *	7,357	83,355
Universal Electronics Inc *	7,896	103,990
Universal Technical Institute Inc	11,471	154,973
Vail Resorts Inc	19,202	961,636
Valassis Communications Inc *	22,885	497,749
Value Line Inc	486	5,779
Vera Bradley Inc *	10,746	226,526
Vitacost.com Inc *	11,608	68,487
Vitamin Shoppe Inc *	15,686	861,632
VOXX International Corp *	9,580	89,286
West Marine Inc *	7,861	92,367
Weyco Group Inc	3,476	80,574
Winmark Corp	1,218	71,314
Winnebago Industries Inc *	15,400	156,926
WMS Industries Inc *	29,356	585,652
Wolverine World Wide Inc	25,939	1,005,914
World Wrestling Entertainment Inc ‘A’	14,610	114,250
Zagg Inc *	13,655	148,976
Zumiez Inc *	11,702	463,399

		84,335,754

Consumer Staples - 3.6%
Alico Inc	1,893	57,812
Alliance One International Inc *	47,321	163,731
Annie’s Inc *	2,652	111,013
Arden Group Inc ‘A’	584	50,931
B&G Foods Inc	25,857	687,796
Cal-Maine Foods Inc	7,726	302,087
Calavo Growers Inc	6,300	161,154
Casey’s General Stores Inc	20,328	1,199,149
Central European Distribution Corp *	35,422	101,307
Central Garden & Pet Co ‘A’ *	20,784	226,338
Chiquita Brands International Inc *	24,029	120,145
Coca-Cola Bottling Co Consolidated	2,414	155,172
Craft Brew Alliance Inc *	5,449	44,573
Darling International Inc *	62,782	1,035,275
Diamond Foods Inc	11,636	207,586
Dole Food Co Inc *	18,956	166,434
Elizabeth Arden Inc *	13,456	522,227
Farmer Bros. Co *	3,705	29,492
Fresh Del Monte Produce Inc (Cayman)	20,323	476,981
Griffin Land & Nurseries Inc	1,508	42,209
Harbinger Group Inc *	21,714	169,152
Harris Teeter Supermarkets Inc	23,427	960,273
Ingles Markets Inc ‘A’	6,631	106,295
Inter Parfums Inc	8,868	153,150
Inventure Foods Inc *	7,004	44,125
J&J Snack Foods Corp	7,898	466,772
John B Sanfilippo & Son Inc *	4,228	75,470
Lancaster Colony Corp	9,853	701,632
Lifeway Foods Inc	2,428	25,178
Limoneira Co	4,375	70,963
Medifast Inc *	7,324	144,136
Nash Finch Co	6,408	137,644
National Beverage Corp *	5,980	89,341
Nature’s Sunshine Products Inc	5,912	89,271
Nutraceutical International Corp *	4,806	73,292
Oil-Dri Corp of America	2,597	56,874
Omega Protein Corp *	10,239	75,359
Orchids Paper Products Co	2,966	52,439

	Shares	Value
Pilgrim’s Pride Corp *	32,354	$231,331
Post Holdings Inc *	14,710	452,332
Prestige Brands Holdings Inc *	26,838	424,309
PriceSmart Inc	9,699	654,779
Revlon Inc ‘A’ *	6,103	86,846
Rite Aid Corp *	352,299	493,219
Roundy’s Inc	10,720	109,451
Sanderson Farms Inc	12,248	561,203
Schiff Nutrition International Inc *	7,177	128,827
Seneca Foods Corp ‘A’ *	4,822	129,712
Smart Balance Inc *	31,498	295,766
Snyder’s-Lance Inc	23,632	596,235
Spartan Stores Inc	11,633	210,906
Spectrum Brands Holdings Inc *	12,219	397,973
Star Scientific Inc *	77,928	355,352
SUPERVALU Inc	113,295	586,868
Susser Holdings Corp *	6,017	223,652
Synutra International Inc *	9,099	49,135
The Andersons Inc	9,941	424,083
The Boston Beer Co Inc ‘A’ *	4,145	501,545
The Chefs’ Warehouse Inc *	5,885	106,224
The Female Health Co	9,885	58,025
The Hain Celestial Group Inc *	19,680	1,083,187
The Pantry Inc *	12,481	183,471
Tootsie Roll Industries Inc	12,716	303,404
TreeHouse Foods Inc *	19,158	1,193,352
United Natural Foods Inc *	26,057	1,429,487
Universal Corp	12,386	573,843
USANA Health Sciences Inc *	3,208	131,913
Vector Group Ltd	28,142	478,977
Village Super Market Inc ‘A’	4,520	147,262
WD-40 Co	8,482	422,488
Weis Markets Inc	5,922	263,647
Westway Group Inc *	6,161	36,904

		22,678,486

Energy - 5.9%
Abraxas Petroleum Corp *	43,536	138,880
Adams Resources & Energy Inc	1,187	49,759
Alon USA Energy Inc	5,647	47,774
Amyris Inc *	16,188	71,713
Apco Oil and Gas International Inc (Cayman)	4,850	87,543
Approach Resources Inc *	15,474	395,206
Arch Coal Inc	113,342	780,926
ATP Oil & Gas Corp *	23,605	79,785
Basic Energy Services Inc *	16,497	170,249
Berry Petroleum Co ‘A’	27,957	1,108,775
Bill Barrett Corp *	25,689	550,258
Bolt Technology Corp	4,487	67,350
Bonanza Creek Energy Inc *	5,309	88,289
BPZ Resources Inc *	56,309	142,462
Bristow Group Inc	19,116	777,448
C&J Energy Services Inc *	23,752	439,412
Cal Dive International Inc *	50,409	146,186
Callon Petroleum Co *	20,782	88,531
Carrizo Oil & Gas Inc *	21,138	496,954
Ceres Inc *	3,028	27,403
Clayton Williams Energy Inc *	3,122	151,042
Clean Energy Fuels Corp *	35,421	549,026
Cloud Peak Energy Inc *	32,584	550,995
Comstock Resources Inc *	25,697	421,945
Contango Oil & Gas Co *	6,784	401,613
CREDO Petroleum Corp *	3,627	52,483
Crimson Exploration Inc *	11,723	53,809
Crosstex Energy Inc	22,240	311,360
CVR Energy Inc *	9,029	239,991
Dawson Geophysical Co *	4,189	99,782
Delek US Holdings Inc	9,283	163,288
Dril-Quip Inc *	21,421	1,405,003
Endeavour International Corp *	20,368	171,091

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Energy Partners Ltd *	14,895	$251,726
Energy XXI Ltd (Bermuda)	42,129	1,318,216
Evolution Petroleum Corp *	9,133	76,169
Exterran Holdings Inc *	34,600	441,150
Forbes Energy Services Ltd *	7,642	35,917
Forest Oil Corp *	62,858	460,749
Forum Energy Technologies Inc *	11,795	232,244
Frontline Ltd (Bermuda)	27,337	124,657
FX Energy Inc *	28,683	170,664
GasLog Ltd * (Bermuda)	12,701	128,915
Gastar Exploration Ltd * (Canada)	30,700	59,251
GeoResources Inc *	11,333	414,901
Gevo Inc *	11,236	55,843
Global Geophysical Services Inc *	10,431	63,838
Goodrich Petroleum Corp *	13,717	190,118
Green Plains Renewable Energy Inc *	13,353	83,323
Gulf Island Fabrication Inc	7,793	219,841
Gulfmark Offshore Inc ‘A’ *	14,306	486,976
Gulfport Energy Corp *	29,748	613,701
Halcon Resources Corp *	37,675	355,652
Hallador Energy Co	3,438	29,154
Harvest Natural Resources Inc *	19,793	169,230
Heckmann Corp *	71,399	241,329
Helix Energy Solutions Group Inc *	56,400	925,524
Hercules Offshore Inc *	84,724	299,923
Hornbeck Offshore Services Inc *	18,842	730,693
ION Geophysical Corp *	70,536	464,832
Isramco Inc *	532	58,520
Key Energy Services Inc *	80,606	612,606
KiOR Inc ‘A’ *	14,101	126,204
Knightsbridge Tankers Ltd (Bermuda)	13,134	106,911
Kodiak Oil & Gas Corp * (Canada)	140,729	1,155,385
Lufkin Industries Inc	17,928	973,849
Magnum Hunter Resources Corp *	78,839	329,547
Matador Resources Co *	7,314	78,552
Matrix Service Co *	14,004	158,945
McMoRan Exploration Co *	54,179	686,448
Midstates Petroleum Co Inc *	12,786	124,152
Miller Energy Resources Inc *	15,431	77,155
Mitcham Industries Inc *	6,734	114,276
Natural Gas Services Group Inc *	6,385	94,626
Newpark Resources Inc *	47,819	282,132
Nordic American Tankers Ltd (Bermuda)	28,283	383,800
Northern Oil & Gas Inc *	33,901	540,382
Oasis Petroleum Inc *	42,619	1,030,527
Overseas Shipholding Group Inc	13,298	147,741
OYO Geospace Corp *	3,401	306,056
Panhandle Oil & Gas Inc ‘A’	3,786	114,110
Parker Drilling Co *	62,807	283,260
Patriot Coal Corp *	48,360	58,999
PDC Energy Inc *	16,004	392,418
Penn Virginia Corp	24,285	178,252
PetroQuest Energy Inc *	29,697	148,485
PHI Inc *	6,966	193,724
Pioneer Drilling Co *	33,223	264,787
Quicksilver Resources Inc *	62,519	338,853
Renewable Energy Group Inc *	3,983	29,594
Rentech Inc *	79,157	163,063
Resolute Energy Corp *	25,753	246,456
REX American Resources Corp *	3,008	58,716
Rex Energy Corp *	23,106	259,018
RigNet Inc *	6,385	111,035
Rosetta Resources Inc *	28,246	1,034,933
Sanchez Energy Corp *	6,188	128,710
Saratoga Resources Inc *	9,552	56,166
Scorpio Tankers Inc *	20,007	127,845
SemGroup Corp ‘A’ *	22,452	716,892
Ship Finance International Ltd (Bermuda)	24,267	379,293
Solazyme Inc *	17,628	245,029
Stone Energy Corp *	26,435	669,863

	Shares	Value
Swift Energy Co *	22,898	$426,132
Synergy Resources Corp *	20,681	63,697
Targa Resources Corp	15,443	659,416
Teekay Tankers Ltd ‘A’	33,859	154,397
Tesco Corp * (Canada)	16,448	197,376
TETRA Technologies Inc *	41,506	295,938
TGC Industries Inc *	7,856	76,282
Triangle Petroleum Corp *	23,828	132,960
Union Drilling Inc *	7,883	35,316
Uranerz Energy Corp *	34,595	50,163
Uranium Energy Corp *	45,696	104,644
Vaalco Energy Inc *	30,970	267,271
Vantage Drilling Co * (Cayman)	102,226	153,339
Venoco Inc *	15,616	156,316
Voyager Oil & Gas Inc *	24,897	43,819
W&T Offshore Inc	18,620	284,886
Warren Resources Inc *	37,799	90,718
Western Refining Inc	30,724	684,224
Westmoreland Coal Co *	5,505	44,315
Willbros Group Inc *	20,718	133,838
ZaZa Energy Corp *	13,356	60,369

		36,673,598

Financials - 20.9%
1st Source Corp	8,209	185,523
1st United Bancorp Inc *	15,897	98,720
Acadia Realty Trust REIT	23,346	541,160
Access National Corp	3,984	52,190
AG Mortgage Investment Trust Inc REIT	8,394	180,387
Agree Realty Corp REIT	6,269	138,733
Alexander’s Inc REIT	1,104	475,945
Alliance Financial Corp	2,616	89,833
Alterra Capital Holdings Ltd (Bermuda)	45,858	1,070,784
American Assets Trust Inc REIT	17,557	425,757
American Capital Mortgage Investment Corp REIT	19,296	460,788
American Equity Investment Life Holding Co	32,054	352,915
American National Bankshares Inc	4,157	97,939
American Realty Capital Trust Inc REIT	84,480	922,522
American Safety Insurance Holdings Ltd * (Bermuda)	4,980	93,375
Ameris Bancorp *	12,689	159,881
AMERISAFE Inc *	9,830	255,088
Ames National Corp	4,479	102,972
AmTrust Financial Services Inc	13,112	389,558
Anworth Mortgage Asset Corp REIT	73,671	519,381
Apollo Commercial Real Estate Finance Inc REIT	9,524	153,051
Apollo Investment Corp	108,693	834,762
Apollo Residential Mortgage Inc	12,980	250,254
Ares Commercial Real Estate Corp	4,138	72,332
Argo Group International Holdings Ltd (Bermuda)	13,812	404,277
Arlington Asset Investment Corp ‘A’	4,472	97,087
ARMOUR Residential REIT Inc	94,732	673,545
Arrow Financial Corp	5,542	133,950
Artio Global Investors Inc	16,937	59,280
Ashford Hospitality Trust Inc REIT	28,668	241,671
Associated Estates Realty Corp REIT	22,656	338,707
Astoria Financial Corp	46,637	457,043
AV Homes Inc *	5,247	76,501
Baldwin & Lyons Inc ‘B’	4,935	114,689
BancFirst Corp	3,543	148,487
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	15,225	326,272
BancorpSouth Inc	50,555	734,059
Bank Mutual Corp	24,940	109,985
Bank of Kentucky Financial Corp	3,126	83,277
Bank of Marin Bancorp	2,955	109,365
Bank of the Ozarks Inc	15,702	472,316

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
BankFinancial Corp	11,548	$86,956
Banner Corp	9,820	215,156
Bar Harbor Bankshares	2,001	72,036
BBCN Bancorp Inc *	41,848	455,725
Beneficial Mutual Bancorp Inc *	17,304	149,334
Berkshire Bancorp Inc *	2,286	20,117
Berkshire Hills Bancorp Inc	11,926	262,372
BGC Partners Inc ‘A’	53,047	311,386
BlackRock Kelso Capital Corp	24,681	240,887
BofI Holding Inc *	5,315	105,024
Boston Private Financial Holdings Inc	41,953	374,640
Bridge Bancorp Inc	4,622	109,033
Bridge Capital Holdings *	4,958	80,072
Brookline Bancorp Inc	37,521	332,061
Bryn Mawr Bank Corp	6,183	130,276
BSB Bancorp Inc *	4,352	55,488
C&F Financial Corp	1,725	69,276
Calamos Asset Management Inc ‘A’	10,232	117,156
California First National Bancorp	1,280	20,083
Camden National Corp	4,145	151,790
Campus Crest Communities Inc REIT	16,769	174,230
Cape Bancorp Inc *	6,157	51,165
Capital Bank Corp *	7,545	17,203
Capital City Bank Group Inc	6,174	45,502
Capital Southwest Corp	1,606	165,161
CapLease Inc REIT	36,565	151,745
Capstead Mortgage Corp REIT	50,153	697,628
Cardinal Financial Corp	15,553	190,991
Cascade Bancorp *	3,171	18,804
Cash America International Inc	15,732	692,837
Cathay General Bancorp	42,178	696,359
Cedar Realty Trust Inc REIT	32,458	163,913
Center Bancorp Inc	6,596	74,205
Centerstate Banks Inc	15,996	114,371
Central Pacific Financial Corp *	11,552	163,114
Century Bancorp Inc ‘A’	1,873	55,684
Charter Financial Corp	3,666	35,560
Chatham Lodging Trust REIT	7,539	107,657
Chemical Financial Corp	14,880	319,920
Chesapeake Lodging Trust REIT	17,120	294,806
CIFC Corp *	3,866	28,492
Citizens & Northern Corp	6,644	126,568
Citizens Inc *	20,800	202,800
Citizens Republic Bancorp Inc *	21,452	367,473
City Holding Co	8,003	269,621
Clifton Savings Bancorp Inc	4,759	49,541
CNB Financial Corp	6,828	111,365
CNO Financial Group Inc	113,421	884,684
CoBiz Financial Inc	18,748	117,362
Cohen & Steers Inc	9,922	342,408
Colonial Properties Trust REIT	46,990	1,040,359
Colony Financial Inc REIT	17,539	303,425
Columbia Banking System Inc	21,335	401,525
Community Bank System Inc	21,177	574,320
Community Trust Bancorp Inc	7,585	254,022
Consolidated-Tomoka Land Co	2,226	64,064
Coresite Realty Corp REIT	10,966	283,142
Cousins Properties Inc REIT	48,901	378,983
Cowen Group Inc ‘A’ *	46,970	124,940
Crawford & Co ‘B’	13,793	56,413
Credit Acceptance Corp *	4,230	357,139
Crescent Financial Bancshares Inc *	1,542	6,970
CreXus Investment Corp REIT	35,739	363,466
CubeSmart REIT	65,918	769,263
CVB Financial Corp	47,316	551,231
CYS Investments Inc REIT	62,024	854,070
DCT Industrial Trust Inc REIT	132,090	832,167
DFC Global Corp *	23,553	434,082
Diamond Hill Investment Group Inc	1,495	117,044
DiamondRock Hospitality Co REIT	89,817	916,133

	Shares	Value
Dime Community Bancshares Inc	16,875	$224,269
Donegal Group Inc ‘A’	4,259	56,560
Doral Financial Corp *	67,957	101,935
Duff & Phelps Corp ‘A’	16,832	244,064
DuPont Fabros Technology Inc REIT	32,737	934,969
Dynex Capital Inc REIT	28,948	300,480
Eagle Bancorp Inc *	8,983	141,482
Eastern Insurance Holdings Inc	3,481	59,177
EastGroup Properties Inc REIT	15,155	807,761
Edelman Financial Group Inc	11,024	95,909
Education Realty Trust Inc REIT	50,638	561,069
eHealth Inc *	10,781	173,682
EMC Insurance Group Inc	2,575	52,015
Employers Holdings Inc	11,612	209,480
Encore Bancshares Inc *	5,078	104,759
Enstar Group Ltd * (Bermuda)	4,485	443,746
Enterprise Bancorp Inc	3,289	53,907
Enterprise Financial Services Corp	9,570	104,887
Entertainment Properties Trust REIT	25,024	1,028,737
Epoch Holding Corp	8,610	196,136
Equity One Inc REIT	29,324	621,669
ESB Financial Corp	5,893	77,788
ESSA Bancorp Inc	5,019	54,205
EverBank Financial Corp *	11,885	129,190
Evercore Partners Inc ‘A’	15,317	358,265
Excel Trust Inc REIT	17,843	213,402
Ezcorp Inc ‘A’ *	25,694	602,781
F.N.B. Corp	74,861	813,739
Farmers National Banc Corp	9,811	61,123
FBL Financial Group Inc ‘A’	5,503	154,139
FBR & Co *	23,506	65,112
Federal Agricultural Mortgage Corp ‘C’	5,467	143,399
FelCor Lodging Trust Inc REIT *	66,087	310,609
Fidelity Southern Corp	5,025	43,416
Fidus Investment Corp	5,106	77,458
Fifth Street Finance Corp	44,350	442,613
Financial Engines Inc *	24,760	531,102
Financial Institutions Inc	7,445	125,672
First American Financial Corp	56,770	962,819
First Bancorp NC	8,127	72,249
First BanCorp PR *	37,511	148,544
First Busey Corp	40,303	194,663
First California Financial Group Inc *	12,161	83,668
First Cash Financial Services Inc *	15,348	616,529
First Commonwealth Financial Corp	56,525	380,413
First Community Bancshares Inc	8,602	124,127
First Connecticut Bancorp Inc	9,647	130,234
First Defiance Financial Corp	5,256	89,983
First Federal Bancshares of Arkansas Inc *	1,810	14,661
First Financial Bancorp	31,505	503,450
First Financial Bankshares Inc	16,916	584,617
First Financial Corp	6,018	174,522
First Financial Holdings Inc	8,950	95,944
First Financial Northwest Inc *	8,356	67,851
First Industrial Realty Trust Inc REIT *	47,366	597,759
First Interstate Bancsystem Inc	8,916	126,964
First Merchants Corp	15,403	191,921
First Midwest Bancorp Inc	40,144	440,781
First Pactrust Bancorp Inc	5,755	68,254
First Potomac Realty Trust REIT	27,184	319,956
FirstMerit Corp	58,834	971,938
Flagstone Reinsurance Holdings SA (Luxembourg)	28,753	230,312
Flushing Financial Corp	16,455	224,282
FNB United Corp *	5,324	69,159
Forestar Group Inc *	18,761	240,328
Fortegra Financial Corp *	3,753	30,024
Fox Chase Bancorp Inc	6,969	100,632
Franklin Financial Corp *	7,632	125,546
Franklin Street Properties Corp REIT	38,780	410,292

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
FX Alliance Inc *	3,245	$50,979
FXCM Inc ‘A’	11,078	130,277
Gain Capital Holdings Inc	7,998	39,910
GAMCO Investors Inc ‘A’	3,500	155,365
German American Bancorp Inc	6,961	142,700
Getty Realty Corp REIT	13,913	266,434
GFI Group Inc	38,075	135,547
Glacier Bancorp Inc	38,615	598,146
Gladstone Capital Corp	11,539	91,043
Gladstone Commercial Corp REIT	6,094	101,526
Gladstone Investment Corp	12,135	89,678
Glimcher Realty Trust REIT	74,585	762,259
Global Indemnity PLC * (Ireland)	6,275	127,069
Golub Capital BDC Inc	7,809	117,838
Government Properties Income Trust REIT	19,766	447,107
Gramercy Capital Corp REIT *	24,181	60,452
Great Southern Bancorp Inc	5,492	151,469
Green Bankshares Inc *	6,273	10,413
Green Dot Corp ‘A’ *	12,811	283,379
Greenhill & Co Inc	15,543	554,108
Greenlight Capital Re Ltd ‘A’ * (Cayman)	15,027	381,986
GSV Capital Corp *	10,402	96,739
Guaranty Bancorp *	40,605	85,677
Gyrodyne Co of America Inc REIT *	610	69,729
Hallmark Financial Services Inc *	7,679	59,896
Hancock Holding Co	40,847	1,243,383
Hanmi Financial Corp *	16,790	175,959
Harris & Harris Group Inc *	16,607	63,107
Healthcare Realty Trust Inc REIT	41,619	992,197
Heartland Financial USA Inc	7,861	188,664
Hercules Technology Growth Capital Inc	26,826	304,207
Heritage Commerce Corp *	11,272	73,268
Heritage Financial Corp	8,403	123,104
Heritage Financial Group Inc	4,505	57,979
Heritage Oaks Bancorp *	10,654	59,343
Hersha Hospitality Trust REIT	92,204	486,837
HFF Inc ‘A’ *	17,532	244,396
Highwoods Properties Inc REIT	37,787	1,271,533
Hilltop Holdings Inc *	21,183	218,397
Hingham Institution for Savings	595	35,980
Home Bancorp Inc *	3,530	60,469
Home BancShares Inc	11,837	361,975
Home Federal Bancorp Inc	8,600	90,300
Home Loan Servicing Solutions Ltd (Cayman)	7,250	97,150
Homeowners Choice Inc	3,941	69,362
HomeStreet Inc *	2,375	75,976
Horace Mann Educators Corp	21,277	371,922
Horizon Bancorp	1,991	52,363
Horizon Technology Finance Corp	3,335	54,994
Hudson Pacific Properties Inc REIT	18,997	330,738
Hudson Valley Holding Corp	8,438	152,728
IBERIABANK Corp	15,807	797,463
ICG Group Inc *	19,594	181,244
Independence Holding Co	4,196	41,331
Independent Bank Corp	11,647	340,209
Infinity Property & Casualty Corp	6,356	366,551
Inland Real Estate Corp REIT	41,432	347,200
International Bancshares Corp	28,665	559,541
INTL FCStone Inc *	7,345	142,126
Invesco Mortgage Capital Inc REIT	61,680	1,131,211
Investment Technology Group Inc *	20,835	191,682
Investors Bancorp Inc *	23,677	357,286
Investors Real Estate Trust REIT	45,548	359,829
Investors Title Co	628	35,752
iStar Financial Inc REIT *	45,126	291,063
JMP Group Inc	9,070	56,053
Kaiser Federal Financial Group Inc	4,694	69,377
Kansas City Life Insurance Co	2,283	80,339
KBW Inc	18,607	306,085
Kearny Financial Corp	7,984	77,365

	Shares	Value
Kennedy-Wilson Holdings Inc	18,675	$261,637
Kite Realty Group Trust REIT	29,962	149,510
Knight Capital Group Inc ‘A’ *	52,737	629,680
Kohlberg Capital Corp	12,033	87,360
Ladenburg Thalmann Financial Services Inc *	56,508	87,022
Lakeland Bancorp Inc	14,549	153,055
Lakeland Financial Corp	8,826	236,802
LaSalle Hotel Properties REIT	45,775	1,333,883
Lexington Realty Trust REIT	63,636	538,997
LTC Properties Inc REIT	16,345	592,997
Maiden Holdings Ltd (Bermuda)	27,129	235,480
Main Street Capital Corp	12,921	312,688
MainSource Financial Group Inc	10,749	127,161
Manning & Napier Inc	7,288	103,708
MarketAxess Holdings Inc	19,556	520,972
Marlin Business Services Corp	4,542	74,443
MB Financial Inc	29,301	631,144
MCG Capital Corp	41,482	190,817
Meadowbrook Insurance Group Inc	27,164	238,772
Medallion Financial Corp	9,990	106,094
Medical Properties Trust Inc REIT	72,666	699,047
Medley Capital Corp	9,407	113,260
Mercantile Bank Corp *	4,604	84,944
Merchants Bancshares Inc	2,901	79,923
Meridian Interstate Bancorp Inc *	4,434	61,721
Metro Bancorp Inc *	7,388	88,878
MetroCorp Bancshares Inc *	8,504	90,738
MGIC Investment Corp *	101,540	292,435
MicroFinancial Inc	4,634	37,535
Middleburg Financial Corp	2,783	47,311
Midsouth Bancorp Inc	4,544	63,980
MidWestOne Financial Group Inc	3,553	76,389
Mission West Properties Inc REIT	9,574	82,528
Monmouth Real Estate Investment Corp ‘A’ REIT	21,774	255,191
Montpelier Re Holdings Ltd (Bermuda)	26,896	572,616
MVC Capital Inc	12,886	166,874
NASB Financial Inc *	2,195	43,571
National Bankshares Inc	3,820	115,058
National Financial Partners Corp *	21,875	293,125
National Health Investors Inc REIT	13,092	666,645
National Interstate Corp	3,405	90,539
National Penn Bancshares Inc	66,270	634,204
National Western Life Insurance Co ‘A’	1,144	162,356
Nationstar Mortgage Holdings Inc *	10,317	222,022
NBT Bancorp Inc	18,103	390,844
Nelnet Inc ‘A’	12,943	297,689
Netspend Holdings Inc *	16,757	153,997
New Mountain Finance Corp	4,660	66,125
New York Mortgage Trust Inc REIT	9,375	66,187
NewStar Financial Inc *	14,135	183,190
NGP Capital Resources Co	11,843	83,848
Nicholas Financial Inc (Canada)	5,292	67,843
Northfield Bancorp Inc	8,067	114,632
Northrim BanCorp Inc	3,434	73,797
NorthStar Realty Finance Corp REIT	71,719	374,373
Northwest Bancshares Inc	52,285	612,257
OceanFirst Financial Corp	7,925	113,803
Ocwen Financial Corp *	57,476	1,079,399
Old National Bancorp	50,829	610,456
Omega Healthcare Investors Inc REIT	56,550	1,272,375
OmniAmerican Bancorp Inc *	6,029	129,201
One Liberty Properties Inc REIT	6,414	120,776
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	12,418	161,682
Oppenheimer Holdings Inc ‘A’	5,519	86,759
Oriental Financial Group Inc	22,046	244,270
Oritani Financial Corp	24,186	348,037
Pacific Capital Bancorp *	2,242	102,527
Pacific Continental Corp	9,923	88,017

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Pacific Mercantile Bancorp *	5,677	$39,228
PacWest Bancorp	16,309	386,034
Park National Corp	6,157	429,451
Park Sterling Corp *	17,163	80,838
Parkway Properties Inc REIT	8,664	99,116
Peapack Gladstone Financial Corp	4,700	72,897
Pebblebrook Hotel Trust REIT	27,996	652,587
PennantPark Investment Corp	30,425	314,899
Penns Woods Bancorp Inc	2,140	85,193
Pennsylvania REIT	29,991	449,265
PennyMac Mortgage Investment Trust REIT	21,963	433,330
Peoples Bancorp Inc	5,729	125,923
Peoples Federal Bancshares Inc *	3,083	51,486
PHH Corp *	30,251	528,787
PICO Holdings Inc *	12,142	272,102
Pinnacle Financial Partners Inc *	18,556	362,028
Piper Jaffray Cos *	8,778	205,669
Platinum Underwriters Holdings Ltd (Bermuda)	18,651	710,603
Potlatch Corp REIT	21,520	687,349
Preferred Bank *	6,281	83,914
Presidential Life Corp	11,444	112,495
Primerica Inc	25,027	668,972
PrivateBancorp Inc	32,386	478,017
Prospect Capital Corp	65,465	745,646
Prosperity Bancshares Inc	25,409	1,067,940
Provident Financial Holdings Inc	5,066	58,411
Provident Financial Services Inc	32,317	496,066
Provident New York Bancorp	18,711	142,016
PS Business Parks Inc REIT	9,853	667,245
Pzena Investment Management Inc ‘A’	4,888	21,654
Radian Group Inc	70,859	233,126
RAIT Financial Trust REIT	26,937	124,449
Ramco-Gershenson Properties Trust REIT	24,631	309,612
Redwood Trust Inc REIT	42,176	526,356
Regional Management Corp *	2,597	42,721
Renasant Corp	13,501	212,101
Republic Bancorp Inc ‘A’	5,363	119,327
Resource America Inc ‘A’	6,480	41,342
Resource Capital Corp REIT	45,569	242,883
Retail Opportunity Investments Corp REIT	26,693	321,918
RLI Corp	11,330	772,706
RLJ Lodging Trust REIT	56,840	1,030,509
Rockville Financial Inc	15,355	177,657
Roma Financial Corp	4,149	35,349
Rouse Properties Inc REIT *	11,689	158,386
S&T Bancorp Inc	15,565	287,486
S.Y. Bancorp Inc	6,561	157,136
Sabra Health Care REIT Inc	19,866	339,907
Safeguard Scientifics Inc *	10,992	170,156
Safety Insurance Group Inc	6,831	277,612
Sandy Spring Bancorp Inc	12,908	232,344
Saul Centers Inc REIT	3,963	169,894
SCBT Financial Corp	8,137	286,829
SeaBright Holdings Inc	10,784	95,870
Seacoast Banking Corp of Florida *	39,223	59,227
Select Income REIT *	4,791	113,834
Selective Insurance Group Inc	29,418	512,167
SI Financial Group Inc	5,536	63,664
Sierra Bancorp	6,495	64,300
Simmons First National Corp ‘A’	9,243	214,900
Solar Capital Ltd	19,774	440,169
Solar Senior Capital Ltd	5,163	87,255
Southside Bancshares Inc	9,371	210,660
Southwest Bancorp Inc *	10,392	97,789
Sovran Self Storage Inc REIT	15,476	775,193
STAG Industrial Inc REIT	12,738	185,720
Starwood Property Trust Inc REIT	61,973	1,320,645
State Auto Financial Corp	7,876	110,658
State Bank Financial Corp *	17,022	258,054
StellarOne Corp	12,289	153,367

	Shares	Value
Sterling Bancorp	16,689	$166,556
Sterling Financial Corp *	14,424	272,469
Stewart Information Services Corp	9,751	149,678
Stifel Financial Corp *	28,717	887,355
Strategic Hotels & Resorts Inc REIT *	97,027	626,794
Suffolk Bancorp *	5,200	67,444
Summit Hotel Properties Inc REIT	16,326	136,649
Sun Bancorp Inc *	21,572	58,244
Sun Communities Inc REIT	14,187	627,633
Sunstone Hotel Investors Inc REIT *	63,674	699,777
Susquehanna Bancshares Inc	100,571	1,035,881
SWS Group Inc *	15,597	83,132
Symetra Financial Corp	41,355	521,900
Taylor Capital Group Inc *	8,808	144,363
TCP Capital Corp	3,113	45,014
Tejon Ranch Co *	7,047	201,685
Terreno Realty Corp REIT	7,049	106,510
Territorial Bancorp Inc	5,792	131,884
Texas Capital Bancshares Inc *	20,300	819,917
The Bancorp Inc *	15,594	147,363
The First Bancorp Inc	4,881	82,977
The First Marblehead Corp *	29,912	34,997
The First of Long Island Corp	4,175	120,950
The Navigators Group Inc *	5,379	269,219
The Phoenix Cos Inc *	61,713	114,169
THL Credit Inc	6,617	89,131
Thomas Properties Group Inc	17,115	93,106
TICC Capital Corp	20,394	197,822
Tompkins Financial Corp	4,997	188,287
Tower Group Inc	18,729	390,874
TowneBank	14,201	198,814
Tree.com Inc *	3,326	38,049
Triangle Capital Corp	14,695	334,752
TriCo Bancshares	8,667	133,472
TrustCo Bank Corp NY	50,673	276,675
Trustmark Corp	34,757	850,851
Two Harbors Investment Corp REIT	114,332	1,184,480
UMB Financial Corp	17,306	886,586
UMH Properties Inc REIT	7,252	77,814
Umpqua Holdings Corp	60,209	792,350
Union First Market Bankshares Corp	10,877	157,173
United Bankshares Inc	15,589	403,443
United Community Banks Inc *	22,251	190,691
United Financial Bancorp Inc	8,223	118,247
United Fire Group Inc	10,770	229,724
Universal Health Realty Income Trust REIT	6,219	258,275
Universal Insurance Holdings Inc	10,746	36,644
Univest Corp of Pennsylvania	9,162	151,448
Urstadt Biddle Properties Inc ‘A’ REIT	12,190	240,996
ViewPoint Financial Group	18,275	285,821
Virginia Commerce Bancorp Inc *	14,463	121,923
Virtus Investment Partners Inc *	3,285	266,085
Walker & Dunlop Inc *	6,360	81,726
Walter Investment Management Corp	15,315	358,984
Washington Banking Co	8,428	117,149
Washington REIT	35,367	1,006,191
Washington Trust Bancorp Inc	7,693	187,555
Waterstone Financial Inc *	3,816	14,501
Webster Financial Corp	38,622	836,553
WesBanco Inc	12,626	268,429
West Bancorp Inc	8,805	83,736
West Coast Bancorp *	6,869	134,976
Westamerica Bancorp	14,972	706,529
Western Alliance Bancorp *	37,508	351,075
Western Asset Mortgage Capital Corp REIT *	4,242	82,677
Westfield Financial Inc	14,614	106,682
Westwood Holdings Group Inc	3,599	134,099
Whitestone REIT	5,458	75,375
Wilshire Bancorp Inc *	32,865	180,100
Winthrop Realty Trust REIT	15,499	188,468

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Wintrust Financial Corp	19,459	$690,794
WisdomTree Investments Inc *	31,269	205,437
World Acceptance Corp *	5,925	389,865
WSFS Financial Corp	4,058	163,984
Zillow Inc ‘A’ *	1,665	64,319

		130,620,980

Health Care - 13.2%
Abaxis Inc *	11,569	428,053
ABIOMED Inc *	17,866	407,702
Acadia Healthcare Co Inc *	12,256	214,970
Accretive Health Inc *	30,128	330,203
Accuray Inc *	38,127	260,789
Achillion Pharmaceuticals Inc *	28,480	176,576
Acorda Therapeutics Inc *	21,363	503,312
Acura Pharmaceuticals Inc *	5,805	18,228
Aegerion Pharmaceuticals Inc *	11,468	170,185
Affymax Inc *	19,314	248,764
Affymetrix Inc *	37,349	175,167
Agenus Inc *	12,176	63,802
Air Methods Corp *	6,851	673,111
Akorn Inc *	30,406	479,503
Align Technology Inc *	38,358	1,283,459
Alkermes PLC * (Ireland)	65,271	1,107,649
Allos Therapeutics Inc *	41,902	75,005
Almost Family Inc *	4,381	97,872
Alnylam Pharmaceuticals Inc *	24,741	288,727
Alphatec Holdings Inc *	28,642	52,701
AMAG Pharmaceuticals Inc *	11,553	177,916
Amedisys Inc *	16,106	200,520
Amicus Therapeutics Inc *	16,116	88,638
AMN Healthcare Services Inc *	21,899	129,861
Ampio Pharmaceuticals Inc *	11,461	58,222
AmSurg Corp *	16,878	506,002
Anacor Pharmaceuticals Inc *	7,569	49,123
Analogic Corp	6,549	406,038
AngioDynamics Inc *	13,185	158,352
Anika Therapeutics Inc *	6,302	85,644
Antares Pharma Inc *	48,822	177,712
Arena Pharmaceuticals Inc *	105,275	1,050,645
ArQule Inc *	31,642	187,637
Array BioPharma Inc *	47,973	166,466
ArthroCare Corp *	14,756	432,056
Assisted Living Concepts Inc ‘A’	10,449	148,585
Astex Pharmaceuticals Inc *	49,544	103,547
athenahealth Inc *	19,121	1,513,810
AtriCure Inc *	8,048	77,341
Atrion Corp	840	172,183
Auxilium Pharmaceuticals Inc *	25,796	693,654
AVANIR Pharmaceuticals Inc ‘A’ *	72,600	284,592
AVEO Pharmaceuticals Inc *	20,729	252,065
BG Medicine Inc *	5,825	40,659
Bio-Reference Labs Inc *	13,248	348,157
BioCryst Pharmaceuticals Inc *	26,319	104,750
BioDelivery Sciences International Inc *	11,217	50,252
Biolase Inc * l	-	1
BioScrip Inc *	23,557	175,029
BioSpecifics Technologies Corp *	2,488	46,725
Biotime Inc *	16,328	75,109
Cadence Pharmaceuticals Inc *	32,024	114,326
Cambrex Corp *	15,591	146,711
Cantel Medical Corp	11,328	308,688
Capital Senior Living Corp *	15,138	160,463
Cardiovascular Systems Inc *	9,143	89,510
Celldex Therapeutics Inc *	31,583	163,916
Cempra Inc *	1,936	18,121
Centene Corp *	27,501	829,430
Cepheid Inc *	35,013	1,566,832
Cerus Corp *	28,972	96,187
Chemed Corp	10,257	619,933

	Shares	Value
ChemoCentryx Inc *	2,747	$41,205
Chindex International Inc *	6,014	58,937
Clovis Oncology Inc *	7,290	158,047
Codexis Inc *	14,336	53,617
Computer Programs & Systems Inc	5,904	337,827
Conceptus Inc *	16,753	332,044
CONMED Corp	15,076	417,153
Corcept Therapeutics Inc *	23,139	103,894
Cornerstone Therapeutics Inc *	4,122	26,092
Coronado Biosciences Inc *	7,103	35,870
Corvel Corp *	3,330	163,170
Cross Country Healthcare Inc *	14,640	63,977
CryoLife Inc *	14,749	77,137
Cubist Pharmaceuticals Inc *	33,755	1,279,652
Cumberland Pharmaceuticals Inc *	6,115	39,503
Curis Inc *	42,324	228,550
Cyberonics Inc *	14,692	660,258
Cynosure Inc ‘A’ *	5,160	109,134
Cytori Therapeutics Inc *	29,395	79,367
Dendreon Corp *	82,146	607,880
Depomed Inc *	29,838	169,778
Derma Sciences Inc *	4,861	46,277
DexCom Inc *	36,606	474,414
Discovery Laboratories Inc *	22,913	53,158
Dusa Pharmaceuticals Inc *	11,901	62,123
Dyax Corp *	51,812	110,360
Dynavax Technologies Corp *	93,239	402,792
Emergent BioSolutions Inc *	13,769	208,600
Emeritus Corp *	16,488	277,493
Endocyte Inc *	15,828	130,106
Endologix Inc *	29,572	456,592
EnteroMedics Inc *	13,543	46,723
Enzon Pharmaceuticals Inc *	22,405	153,922
Epocrates Inc *	9,713	77,898
eResearchTechnology Inc *	26,694	213,285
Exact Sciences Corp *	30,571	327,721
Exactech Inc *	4,461	74,811
ExamWorks Group Inc *	15,598	206,362
Exelixis Inc *	79,335	438,723
Five Star Quality Care Inc *	12,333	37,862
Fluidigm Corp *	10,856	163,274
Furiex Pharmaceuticals Inc *	4,006	83,926
Genomic Health Inc *	8,583	286,672
Gentiva Health Services Inc *	16,150	111,920
Geron Corp *	71,858	123,596
Greatbatch Inc *	12,568	285,419
Greenway Medical Technologies Inc *	4,085	66,626
GTx Inc *	14,171	50,024
Haemonetics Corp *	13,512	1,001,374
Halozyme Therapeutics Inc *	47,949	424,828
Hanger Inc *	18,194	466,494
Hansen Medical Inc *	30,164	68,472
Harvard Bioscience Inc *	13,379	50,439
HealthSouth Corp *	50,999	1,186,237
HealthStream Inc *	10,453	271,778
Healthways Inc *	18,019	143,792
HeartWare International Inc *	7,523	668,042
Hi-Tech Pharmacal Co Inc *	5,728	185,587
HMS Holdings Corp *	45,830	1,526,597
Horizon Pharma Inc *	11,245	80,177
ICU Medical Inc *	6,658	355,404
Idenix Pharmaceuticals Inc *	39,955	411,537
ImmunoCellular Therapeutics Ltd *	21,280	79,800
ImmunoGen Inc *	41,275	692,595
Immunomedics Inc *	34,840	124,379
Impax Laboratories Inc *	35,744	724,531
Infinity Pharmaceuticals Inc *	10,558	143,166
Insulet Corp *	25,490	544,721
Integra LifeSciences Holdings Corp *	10,386	386,151
Integramed America Inc *	4,666	64,624

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
InterMune Inc *	34,922	$417,318
Invacare Corp	16,974	261,909
IPC The Hospitalist Co Inc *	8,844	400,810
IRIS International Inc *	8,634	97,564
Ironwood Pharmaceuticals Inc *	40,032	551,641
Isis Pharmaceuticals Inc *	53,459	641,508
Jazz Pharmaceuticals PLC * (Ireland)	22,182	998,412
Keryx Biopharmaceuticals Inc *	36,962	66,532
Kindred Healthcare Inc *	28,255	277,747
Landauer Inc	5,087	291,638
Lannett Co Inc *	8,518	36,116
Lexicon Pharmaceuticals Inc *	106,249	239,060
LHC Group Inc *	8,702	147,586
Ligand Pharmaceuticals Inc ‘B’ *	9,346	158,321
Luminex Corp *	22,218	544,119
Magellan Health Services Inc *	14,580	660,911
MAKO Surgical Corp *	19,309	494,503
MannKind Corp *	60,211	137,883
MAP Pharmaceuticals Inc *	13,348	199,953
Masimo Corp *	26,674	596,964
Maxygen Inc *	14,765	87,999
MedAssets Inc *	31,033	417,394
Medicis Pharmaceutical Corp ‘A’	30,655	1,046,868
Medidata Solutions Inc *	11,848	387,074
Mediware Information Systems *	1,770	25,842
Medtox Scientific Inc *	4,052	109,242
Merge Healthcare Inc *	31,883	91,185
Meridian Bioscience Inc	22,018	450,488
Merit Medical Systems Inc *	22,406	309,427
Merrimack Pharmaceuticals Inc *	7,984	58,124
Metropolitan Health Networks Inc *	23,660	226,426
MModal Inc *	20,988	272,424
Molina Healthcare Inc *	16,024	375,923
Momenta Pharmaceuticals Inc *	24,999	337,986
MWI Veterinary Supply Inc *	6,781	696,883
National Healthcare Corp	5,631	254,690
National Research Corp	1,322	69,207
Natus Medical Inc *	15,863	184,328
Navidea Biopharmaceuticals Inc *	51,644	192,116
Nektar Therapeutics *	61,158	493,545
Neogen Corp *	12,554	579,995
Neurocrine Biosciences Inc *	35,338	279,524
NewLink Genetics Corp *	6,764	101,325
Novavax Inc *	62,197	97,027
NPS Pharmaceuticals Inc *	45,967	395,776
NuVasive Inc *	23,061	584,827
NxStage Medical Inc *	26,258	440,084
Obagi Medical Products Inc *	10,184	155,510
Omeros Corp *	11,972	119,720
Omnicell Inc *	17,897	262,012
OncoGenex Pharmaceutical Inc *	7,734	103,945
Oncothyreon Inc *	30,360	142,085
Opko Health Inc *	57,173	262,996
Optimer Pharmaceuticals Inc *	25,077	389,195
OraSure Technologies Inc *	25,771	289,666
Orexigen Therapeutics Inc *	32,384	179,407
Orthofix International NV * (Netherlands)	9,971	411,304
Osiris Therapeutics Inc *	8,722	95,680
Owens & Minor Inc	33,874	1,037,561
Pacific Biosciences of California Inc *	20,755	45,038
Pacira Pharmaceuticals Inc *	9,851	158,010
Pain Therapeutics Inc *	19,556	91,718
Palomar Medical Technologies Inc *	10,676	90,746
Par Pharmaceutical Cos Inc *	19,600	708,344
PAREXEL International Corp *	31,955	902,090
PDI Inc *	5,120	42,189
PDL BioPharma Inc	74,681	495,135
Pernix Therapeutics Holdings *	4,759	34,693
Pharmacyclics Inc *	29,056	1,586,748
PharMerica Corp *	15,520	169,478

	Shares	Value
PhotoMedex Inc *	6,964	$84,613
POZEN Inc *	14,079	87,853
Progenics Pharmaceuticals Inc *	16,203	158,465
PSS World Medical Inc *	26,792	562,364
Quality Systems Inc	21,131	581,314
Questcor Pharmaceuticals Inc *	28,692	1,527,562
Quidel Corp *	15,102	236,799
Raptor Pharmaceutical Corp *	26,038	145,552
Repligen Corp *	16,400	70,520
Repros Therapeutics Inc *	7,950	72,186
Rigel Pharmaceuticals Inc *	38,199	355,251
Rochester Medical Corp *	5,484	59,008
Rockwell Medical Technologies Inc *	11,109	103,425
RTI Biologics Inc *	29,210	109,830
Sagent Pharmaceuticals Inc *	5,017	90,707
Sangamo Biosciences Inc *	27,768	153,279
Santarus Inc *	29,319	207,872
SciClone Pharmaceuticals Inc *	30,389	213,027
Seattle Genetics Inc *	50,707	1,287,451
Select Medical Holdings Corp *	18,847	190,543
Sequenom Inc *	60,651	246,243
SIGA Technologies Inc *	18,225	52,306
Skilled Healthcare Group Inc ‘A’ *	10,302	64,697
Solta Medical Inc *	32,161	94,232
Spectranetics Corp *	18,383	209,934
Spectrum Pharmaceuticals Inc *	31,794	494,715
Staar Surgical Co *	19,582	152,152
STERIS Corp	30,846	967,639
Sucampo Pharmaceuticals Inc ‘A’ *	5,959	41,892
Sun Healthcare Group Inc *	13,432	112,426
Sunesis Pharmaceuticals Inc *	15,387	44,161
Sunrise Senior Living Inc *	31,268	227,944
Supernus Pharmaceuticals Inc *	1,738	16,268
SurModics Inc *	8,068	139,576
Symmetry Medical Inc *	19,171	164,487
Synageva BioPharma Corp *	4,897	198,622
Synergy Pharmaceuticals Inc *	21,900	104,025
Synta Pharmaceuticals Corp *	19,903	108,869
Targacept Inc *	14,657	63,025
Team Health Holdings Inc *	15,101	363,783
The Ensign Group Inc	9,294	262,741
The Medicines Co *	29,412	674,711
The Providence Service Corp *	6,901	94,613
Theravance Inc *	32,415	720,261
Threshold Pharmaceuticals Inc *	24,130	178,562
Tornier NV * (Netherlands)	8,065	180,817
Transcept Pharmaceuticals Inc *	6,773	41,993
Triple-S Management Corp ‘B’ *	10,458	191,172
Trius Therapeutics Inc *	13,078	75,329
U.S. Physical Therapy Inc	6,303	160,285
Unilife Corp *	39,562	133,720
Universal American Corp *	20,112	211,779
Utah Medical Products Inc	1,660	55,660
Vanda Pharmaceuticals Inc *	15,012	66,053
Vanguard Health Systems Inc *	17,026	151,361
Vascular Solutions Inc *	8,959	112,525
Ventrus Biosciences Inc *	6,695	28,588
Verastem Inc *	3,288	33,538
Vical Inc *	40,972	147,499
ViroPharma Inc *	37,279	883,512
Vivus Inc *	53,228	1,519,127
Vocera Communications Inc *	3,562	95,426
Volcano Corp *	28,400	813,660
WellCare Health Plans Inc *	23,010	1,219,530
West Pharmaceutical Services Inc	18,067	912,203
Wright Medical Group Inc *	20,972	447,752
XenoPort Inc *	18,699	112,942
XOMA Corp *	36,377	109,131
Young Innovations Inc	3,009	103,780
Zeltiq Aesthetics Inc *	9,066	50,770

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
ZIOPHARM Oncology Inc *	35,500	$211,225
Zogenix Inc *	19,533	48,442

		82,518,500

Industrials - 14.8%
A.O. Smith Corp	20,772	1,015,543
A123 Systems Inc *	57,342	72,251
AAON Inc	9,924	187,067
AAR Corp	21,607	291,262
ABM Industries Inc	28,681	561,000
Acacia Research Corp *	26,509	987,195
ACCO Brands Corp *	60,372	624,246
Accuride Corp *	25,248	151,488
Aceto Corp	14,117	127,477
Acorn Energy Inc	9,598	79,855
Actuant Corp ‘A’	36,429	989,412
Acuity Brands Inc	22,606	1,150,871
Aegion Corp *	20,976	375,261
Aerovironment Inc *	9,230	242,841
Air Transport Services Group Inc *	28,539	148,403
Aircastle Ltd (Bermuda)	31,395	378,310
Alamo Group Inc	3,701	116,100
Alaska Air Group Inc *	37,948	1,362,333
Albany International Corp ‘A’	14,737	275,729
Allegiant Travel Co *	7,989	556,674
Altra Holdings Inc	14,530	229,283
AMERCO	4,624	416,021
Ameresco Inc ‘A’ *	10,693	127,567
American Railcar Industries Inc *	5,190	140,649
American Reprographics Co *	19,589	98,533
American Science & Engineering Inc	4,763	268,871
American Superconductor Corp *	21,073	99,043
American Woodmark Corp *	5,288	90,425
Ampco-Pittsburgh Corp	4,542	83,255
API Technologies Corp *	17,138	63,068
Apogee Enterprises Inc	15,302	245,903
Applied Industrial Technologies Inc	22,522	829,936
Argan Inc	5,227	73,073
Arkansas Best Corp	13,486	169,924
Asset Acceptance Capital Corp *	8,564	58,235
Asta Funding Inc	5,968	55,920
Astec Industries Inc *	10,681	327,693
Astronics Corp *	5,639	159,245
AT Cross Co ‘A’ *	5,000	49,350
Atlas Air Worldwide Holdings Inc *	14,106	613,752
Avis Budget Group Inc *	56,710	861,992
AZZ Inc	6,729	412,219
Barnes Group Inc	28,978	703,876
Barrett Business Services Inc	3,728	78,810
Beacon Roofing Supply Inc *	25,020	631,004
Belden Inc	24,290	810,071
Blount International Inc *	26,062	381,808
BlueLinx Holdings Inc *	12,558	29,511
Brady Corp ‘A’	26,162	719,717
Briggs & Stratton Corp	25,888	452,781
Builders FirstSource Inc *	24,241	114,902
CAI International Inc *	6,848	136,138
Capstone Turbine Corp *	159,730	161,327
Cascade Corp	4,967	233,697
Casella Waste Systems Inc ‘A’ *	13,281	77,694
CBIZ Inc *	20,653	122,679
CDI Corp	7,369	120,852
Ceco Environmental Corp	3,752	29,641
Celadon Group Inc	10,639	174,267
Cenveo Inc *	29,094	56,151
Ceradyne Inc	12,873	330,192
Chart Industries Inc *	15,970	1,098,097
CIRCOR International Inc	9,267	315,912
CLARCOR Inc	26,782	1,289,821
Coleman Cable Inc	4,359	37,880

	Shares	Value
Columbus McKinnon Corp *	10,149	$153,148
Comfort Systems USA Inc	20,093	201,332
Commercial Vehicle Group Inc *	13,202	113,801
Compx International Inc	349	4,397
Consolidated Graphics Inc *	4,269	124,014
Courier Corp	5,535	73,339
CPI Aerostructures Inc *	2,989	32,879
CRA International Inc *	5,713	83,924
Cubic Corp	8,491	408,247
Curtiss-Wright Corp	25,041	777,523
Deluxe Corp	27,255	679,740
DigitalGlobe Inc *	19,336	293,134
Dollar Thrifty Automotive Group Inc *	14,976	1,212,457
Douglas Dynamics Inc	11,790	168,007
DXP Enterprises Inc *	4,711	195,459
Dycom Industries Inc *	18,008	335,129
Dynamic Materials Corp	7,080	122,696
Echo Global Logistics Inc *	7,819	149,030
Edgen Group Inc *	7,989	60,077
EMCOR Group Inc	35,612	990,726
Encore Capital Group Inc *	11,765	348,479
Encore Wire Corp	10,011	268,095
Energy Recovery Inc *	23,988	57,571
EnergySolutions Inc *	42,271	71,438
EnerNOC Inc *	13,096	94,815
EnerSys *	25,600	897,792
Ennis Inc	13,768	211,752
Enphase Energy Inc *	4,110	25,564
EnPro Industries Inc *	10,957	409,463
ESCO Technologies Inc	14,245	519,088
Esterline Technologies Corp *	16,358	1,019,921
Exponent Inc *	7,119	376,097
Federal Signal Corp *	32,829	191,721
Flow International Corp *	24,955	78,608
Forward Air Corp	15,496	500,056
Franklin Covey Co *	7,472	76,513
Franklin Electric Co Inc	12,488	638,511
FreightCar America Inc	6,343	145,699
FTI Consulting Inc *	22,361	642,879
FuelCell Energy Inc *	80,505	81,310
Furmanite Corp *	19,572	95,120
G&K Services Inc ‘A’	10,061	313,803
Genco Shipping & Trading Ltd *	16,970	51,759
GenCorp Inc *	31,941	207,936
Generac Holdings Inc *	13,232	318,362
Genesee & Wyoming Inc ‘A’ *	21,588	1,140,710
GeoEye Inc *	8,139	125,992
Gibraltar Industries Inc *	16,096	167,076
Global Power Equipment Group Inc	9,274	202,544
GP Strategies Corp *	7,866	145,285
Graham Corp	5,203	96,880
Granite Construction Inc	20,623	538,467
Great Lakes Dredge & Dock Co	32,078	228,395
Griffon Corp	24,408	209,421
H&E Equipment Services Inc *	15,525	233,341
Hardinge Inc	6,150	55,965
Hawaiian Holdings Inc *	27,617	179,787
Healthcare Services Group Inc	35,858	694,928
Heartland Express Inc	25,612	366,508
HEICO Corp	28,109	1,110,868
Heidrick & Struggles International Inc	9,451	165,392
Heritage-Crystal Clean Inc *	4,094	66,937
Herman Miller Inc	31,074	575,490
Hexcel Corp *	53,161	1,371,022
Hill International Inc *	13,112	41,958
HNI Corp	24,323	626,317
Houston Wire & Cable Co	9,368	102,392
Hub Group Inc ‘A’ *	19,760	715,312
Hudson Global Inc *	17,382	72,483
Hurco Cos Inc *	3,380	69,256

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Huron Consulting Group Inc *	12,204	$386,257
ICF International Inc *	10,617	253,109
II-VI Inc *	28,034	467,327
InnerWorkings Inc *	17,013	230,186
Insperity Inc	12,110	327,575
Insteel Industries Inc	9,244	103,071
Interface Inc	31,271	426,224
Interline Brands Inc *	17,021	426,716
International Shipholding Corp	2,855	53,845
Intersections Inc	5,175	82,024
JetBlue Airways Corp *	125,061	662,823
John Bean Technologies Corp	15,507	210,430
Kadant Inc *	6,148	144,171
Kaman Corp	14,083	435,728
Kaydon Corp	16,976	363,117
Kelly Services Inc ‘A’	14,106	182,108
Kforce Inc *	15,294	205,857
Kimball International Inc ‘B’	17,494	134,704
Knight Transportation Inc	30,893	493,979
Knoll Inc	25,545	342,814
Korn/Ferry International *	25,532	366,384
Kratos Defense & Security Solutions Inc *	21,014	122,722
Layne Christensen Co *	10,659	220,535
LB Foster Co ‘A’	4,929	141,019
Lindsay Corp	6,780	440,022
LMI Aerospace Inc *	4,815	83,685
LSI Industries Inc	10,316	73,450
Lydall Inc *	9,031	122,099
Marten Transport Ltd	8,199	174,311
MasTec Inc *	31,121	468,060
McGrath RentCorp	13,238	350,807
Meritor Inc *	51,525	268,960
Met-Pro Corp	7,756	71,433
Metalico Inc *	21,260	46,772
Michael Baker Corp *	4,631	120,823
Miller Industries Inc	5,894	93,891
Mine Safety Appliances Co	14,736	592,977
Mistras Group Inc *	8,320	218,650
Mobile Mini Inc *	20,413	293,947
Moog Inc ‘A’ *	24,132	997,858
Mueller Industries Inc	14,535	619,046
Mueller Water Products Inc ‘A’	84,081	290,920
Multi-Color Corp	7,182	159,728
MYR Group Inc *	10,970	187,148
NACCO Industries Inc ‘A’	2,955	343,519
National Presto Industries Inc	2,547	177,704
Navigant Consulting Inc *	27,623	349,155
NCI Building Systems Inc *	9,748	105,571
NL Industries Inc	3,567	44,480
NN Inc *	8,895	90,818
Nortek Inc *	4,112	205,764
Northwest Pipe Co *	4,914	119,214
Odyssey Marine Exploration Inc *	38,520	144,065
Old Dominion Freight Line Inc *	25,345	1,097,185
Omega Flex Inc *	1,421	16,924
On Assignment Inc *	22,974	366,665
Orbital Sciences Corp *	31,481	406,735
Orion Marine Group Inc *	14,289	99,451
Pacer International Inc *	18,604	100,834
Park-Ohio Holdings Corp *	4,690	89,251
Patrick Industries Inc *	2,212	28,203
Patriot Transportation Holding Inc *	3,311	77,908
Pendrell Corp *	85,414	95,664
PGT Inc *	10,374	31,433
Pike Electric Corp *	9,275	71,603
PMFG Inc *	10,920	85,285
Portfolio Recovery Associates Inc *	9,158	835,759
Powell Industries Inc *	4,771	178,245
Preformed Line Products Co	1,282	74,241
Primoris Services Corp	16,023	192,276

	Shares	Value
Proto Labs Inc *	2,617	$75,265
Quad/Graphics Inc	13,284	191,024
Quality Distribution Inc *	11,403	126,459
Quanex Building Products Corp	19,544	349,447
RailAmerica Inc *	10,135	245,267
Rand Logistics Inc *	9,086	77,231
Raven Industries Inc	9,674	673,214
RBC Bearings Inc *	11,818	558,991
Republic Airways Holdings Inc *	25,491	141,475
Resources Connection Inc	22,853	281,092
Rexnord Corp *	15,286	306,331
Roadrunner Transportation Systems Inc *	6,782	114,548
Robbins & Myers Inc	20,562	859,903
RPX Corp *	11,248	161,409
Rush Enterprises Inc ‘A’ *	17,721	289,738
Saia Inc *	8,683	190,071
Sauer-Danfoss Inc	6,282	219,430
Schawk Inc	6,221	79,007
Seaboard Corp *	163	347,676
SeaCube Container Leasing Ltd (Bermuda)	5,867	100,150
SIFCO Industries Inc	1,318	30,288
Simpson Manufacturing Co Inc	21,390	631,219
SkyWest Inc	27,279	178,132
Spirit Airlines Inc *	22,276	433,491
Standard Parking Corp *	8,325	179,154
Standex International Corp	6,745	287,135
Steelcase Inc ‘A’	40,551	366,176
Sterling Construction Co Inc *	8,685	88,761
Sun Hydraulics Corp	11,053	268,477
Swift Transportation Co *	42,153	398,346
Swisher Hygiene Inc *	59,922	151,603
SYKES Enterprises Inc *	20,804	332,032
Sypris Solutions Inc	5,794	40,384
TAL International Group Inc	15,604	522,578
Taser International Inc *	29,460	154,370
Team Inc *	10,633	331,537
Teledyne Technologies Inc *	19,612	1,209,080
Tennant Co	10,018	400,219
Tetra Tech Inc *	33,827	882,208
Textainer Group Holdings Ltd (Bermuda)	6,599	243,503
The Advisory Board Co *	18,288	906,902
The Brink’s Co	25,219	584,576
The Corporate Executive Board Co	17,885	731,139
The Dolan Co *	15,917	107,121
The Eastern Co	3,218	51,971
The Geo Group Inc *	32,746	743,989
The Gorman-Rupp Co	8,051	239,920
The Greenbrier Cos Inc *	12,224	214,898
The Keyw Holding Corp *	9,687	97,257
The Middleby Corp *	9,984	994,506
Thermon Group Holdings Inc *	7,849	162,553
Titan International Inc	22,550	553,151
Titan Machinery Inc *	9,033	274,332
TMS International Corp ‘A’ *	6,776	67,557
TRC Cos Inc *	8,445	51,346
Trex Co Inc *	7,480	225,073
TriMas Corp *	17,207	345,861
TrueBlue Inc *	21,587	334,167
Tutor Perini Corp *	19,097	241,959
Twin Disc Inc	4,508	83,353
UniFirst Corp	7,716	491,895
United Stationers Inc	21,709	585,058
Universal Forest Products Inc	10,518	409,992
Universal Truckload Services Inc	2,866	43,348
US Airways Group Inc *	86,695	1,155,644
US Ecology Inc	9,751	172,983
USG Corp *	39,575	753,904
Viad Corp	10,772	215,440
Vicor Corp	10,420	72,315
VSE Corp	2,148	51,101

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Wabash National Corp *	36,330	$240,505
WageWorks Inc *	3,444	51,867
Watsco Inc	15,684	1,157,479
Watts Water Technologies Inc ‘A’	15,899	530,073
Werner Enterprises Inc	23,569	563,063
Wesco Aircraft Holdings Inc *	9,496	120,884
Willis Lease Finance Corp *	2,718	33,486
Woodward Inc	36,906	1,455,573
XPO Logistics Inc *	9,406	158,021
Zipcar Inc *	14,314	167,903

		92,242,090

Information Technology - 17.2%
3D Systems Corp *	23,064	787,405
Accelrys Inc *	29,883	241,753
ACI Worldwide Inc *	21,202	937,340
Actuate Corp *	26,308	182,314
Acxiom Corp *	41,060	620,417
ADTRAN Inc	34,025	1,027,215
Advanced Energy Industries Inc *	21,207	284,598
Advent Software Inc *	16,864	457,183
Aeroflex Holding Corp *	10,467	63,325
Agilysys Inc *	8,042	69,724
Alpha & Omega Semiconductor Ltd * (Bermuda)	9,061	82,908
Ambient Corp *	1,457	7,970
American Software Inc ‘A’	12,764	101,474
Amkor Technology Inc *	42,829	209,006
ANADIGICS Inc *	38,701	70,049
Anaren Inc *	7,960	156,016
Ancestry.com Inc *	15,411	424,265
Angie’s List Inc *	18,960	300,326
Anixter International Inc	15,044	798,084
Applied Micro Circuits Corp *	33,622	192,318
ARRIS Group Inc *	60,461	841,013
Aruba Networks Inc *	59,689	898,319
Aspen Technology Inc *	49,932	1,155,926
ATMI Inc *	17,005	349,793
Audience Inc *	3,196	61,619
AuthenTec Inc *	23,793	103,024
AVG Technologies NV * (Netherlands)	4,260	55,423
Aviat Networks Inc *	32,034	89,695
Avid Technology Inc *	15,711	116,733
Aware Inc	6,152	39,680
Axcelis Technologies Inc *	56,477	67,772
AXT Inc *	17,071	67,430
Badger Meter Inc	7,795	292,702
Bankrate Inc *	24,650	453,313
Bazaarvoice Inc *	5,100	92,820
Bel Fuse Inc ‘B’	5,528	97,348
Benchmark Electronics Inc *	30,735	428,753
Black Box Corp	9,321	267,513
Blackbaud Inc	24,098	618,596
Blucora Inc *	21,393	263,562
Bottomline Technologies Inc *	18,669	336,975
Brightcove Inc *	3,060	46,665
Brightpoint Inc *	37,220	201,360
BroadSoft Inc *	14,692	425,480
Brooks Automation Inc	35,437	334,525
Cabot Microelectronics Corp	12,551	366,615
CACI International Inc ‘A’ *	14,200	781,284
CalAmp Corp *	15,364	112,618
Calix Inc *	21,051	173,039
Callidus Software Inc *	18,596	92,608
Carbonite Inc *	6,018	53,801
Cardtronics Inc *	23,546	711,325
Cass Information Systems Inc	4,882	196,500
Cavium Inc *	26,526	742,728
Ceva Inc *	12,502	220,160
Checkpoint Systems Inc *	21,836	190,192

	Shares	Value
CIBER Inc *	38,898	$167,650
Ciena Corp *	52,888	865,777
Cirrus Logic Inc *	34,434	1,028,888
Cognex Corp	22,867	723,741
Coherent Inc *	12,617	546,316
Cohu Inc	13,299	135,118
CommVault Systems Inc *	23,837	1,181,600
Computer Task Group Inc *	7,993	119,815
comScore Inc *	18,837	310,057
Comtech Telecommunications Corp	10,130	289,515
Comverse Technology Inc *	116,662	678,973
Constant Contact Inc *	16,228	290,157
Convergys Corp	62,261	919,595
Cornerstone OnDemand Inc *	17,927	426,842
CoStar Group Inc *	14,173	1,150,848
Cray Inc *	19,839	239,655
CSG Systems International Inc *	18,105	312,854
CTS Corp	18,160	171,067
Cymer Inc *	16,494	972,321
Daktronics Inc	19,426	134,234
Datalink Corp *	8,103	77,384
DealerTrack Holdings Inc *	22,669	682,564
Deltek Inc *	11,699	135,591
Demand Media Inc *	15,942	178,550
Demandware Inc *	3,465	82,086
Dice Holdings Inc *	24,509	230,140
Digi International Inc *	13,959	142,940
Digimarc Corp	3,772	96,790
Digital River Inc *	19,736	328,012
Diodes Inc *	18,954	355,767
DSP Group Inc *	7,870	49,896
DTS Inc *	8,730	227,678
Earthlink Inc	56,572	420,896
EasyLink Services International Corp ‘A’ *	16,916	122,472
Ebix Inc	14,971	298,671
Echelon Corp *	20,374	70,902
Electro Rent Corp	9,982	162,008
Electro Scientific Industries Inc	12,384	146,379
Electronics for Imaging Inc *	24,747	402,139
Ellie Mae Inc *	11,573	208,314
Emulex Corp *	46,347	333,698
Entegris Inc *	73,368	626,563
Entropic Communications Inc *	47,134	265,836
Envestnet Inc *	11,215	134,580
Envivio Inc *	4,061	26,031
EPAM Systems Inc *	2,634	44,752
EPIQ Systems Inc	16,597	203,313
ePlus Inc *	2,100	67,935
Euronet Worldwide Inc *	27,075	463,524
ExactTarget Inc *	5,194	113,541
Exar Corp *	20,052	163,624
ExlService Holdings Inc *	12,447	306,694
Extreme Networks Inc *	50,430	173,479
Fabrinet * (Cayman)	11,807	148,178
Fair Isaac Corp	18,305	773,935
FalconStor Software Inc *	16,280	42,491
FARO Technologies Inc *	9,033	380,109
FEI Co *	20,287	970,530
Finisar Corp *	48,734	729,061
First Solar Inc *	32,113	483,622
FormFactor Inc *	26,861	173,791
Forrester Research Inc	7,580	256,659
FSI International Inc *	20,705	74,331
Gerber Scientific Inc Escrow Shares * + r	9,525	95
Global Cash Access Holdings Inc *	22,379	161,353
Globecomm Systems Inc *	12,309	124,813
Glu Mobile Inc *	29,080	161,394
GSI Group Inc * (Canada)	15,568	178,409
GSI Technology Inc *	10,626	50,367
GT Advanced Technologies Inc *	62,652	330,803

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Guidance Software Inc *	7,659	$72,837
Guidewire Software Inc *	10,335	290,620
Harmonic Inc *	62,785	267,464
Heartland Payment Systems Inc	20,701	622,686
Higher One Holdings Inc *	17,141	209,463
Hittite Microwave Corp *	16,782	857,896
iGate Corp *	17,155	291,978
Imation Corp *	16,778	99,158
Immersion Corp *	15,101	85,019
Imperva Inc *	5,199	149,835
Infinera Corp *	58,517	400,256
Infoblox Inc *	4,127	94,632
Innodata Inc *	11,777	80,555
Inphi Corp *	12,525	118,737
Insight Enterprises Inc *	23,724	399,275
Integrated Device Technology Inc *	75,927	426,710
Integrated Silicon Solution Inc *	14,716	148,484
Interactive Intelligence Group Inc *	7,843	221,251
InterDigital Inc	23,679	698,767
Intermec Inc *	32,327	200,427
Intermolecular Inc *	7,352	56,978
Internap Network Services Corp *	28,419	185,008
International Rectifier Corp *	36,843	736,492
Intersil Corp ‘A’	67,884	722,965
Intevac Inc *	12,692	95,444
IntraLinks Holdings Inc *	19,433	85,117
InvenSense Inc *	19,446	219,740
iPass Inc *	27,439	65,305
Ixia *	22,515	270,630
IXYS Corp *	13,242	147,913
j2 Global Inc	24,666	651,676
JDA Software Group Inc *	22,694	673,785
Jive Software Inc *	8,663	181,836
Kemet Corp *	24,276	145,899
Kenexa Corp *	14,602	423,896
Key Tronic Corp *	5,652	46,572
Keynote Systems Inc	8,378	124,413
KIT Digital Inc *	25,656	110,064
Kopin Corp *	35,856	123,345
KVH Industries Inc *	7,808	97,600
Lattice Semiconductor Corp *	62,987	237,461
LeCroy Corp *	9,077	129,438
Limelight Networks Inc *	31,596	92,576
Lionbridge Technologies Inc *	30,582	96,333
Liquidity Services Inc *	12,580	643,970
Littelfuse Inc	11,562	657,762
LivePerson Inc *	29,393	560,231
LogMeIn Inc *	11,757	358,824
Loral Space & Communications Inc	5,880	396,018
LTX-Credence Corp *	26,205	175,573
M/A-COM Technology Solutions Holdings Inc *	3,219	59,551
Manhattan Associates Inc *	10,839	495,451
ManTech International Corp ‘A’	12,366	290,230
Marchex Inc ‘B’	11,523	41,598
Market Leader Inc *	11,612	58,989
Mattersight Corp *	5,356	42,741
Mattson Technology Inc *	30,979	54,213
MAXIMUS Inc	18,094	936,364
MaxLinear Inc ‘A’ *	11,529	57,184
Maxwell Technologies Inc *	15,663	102,749
Measurement Specialties Inc *	8,073	262,453
MeetMe Inc *	9,954	23,392
MEMC Electronic Materials Inc *	123,032	266,979
Mentor Graphics Corp *	49,788	746,820
Mercury Computer Systems Inc *	16,561	214,134
Mesa Laboratories Inc	1,345	62,529
Methode Electronics Inc	19,583	166,651
Micrel Inc	26,004	247,818
Microsemi Corp *	47,381	876,075

	Shares	Value
MicroStrategy Inc ‘A’ *	4,545	$590,214
Millennial Media Inc *	6,105	80,525
Mindspeed Technologies Inc *	19,365	47,638
MIPS Technologies Inc *	25,698	171,406
MKS Instruments Inc	28,044	811,313
ModusLink Global Solutions Inc *	21,508	64,309
MoneyGram International Inc *	11,516	168,134
Monolithic Power Systems Inc *	16,296	323,802
Monotype Imaging Holdings Inc *	19,539	327,669
Monster Worldwide Inc *	64,714	550,069
MoSys Inc *	17,284	56,000
Move Inc *	20,969	191,028
MTS Systems Corp	8,583	330,875
Multi-Fineline Electronix Inc *	4,766	117,434
Nanometrics Inc *	12,548	192,737
Neonode Inc *	12,049	74,101
NeoPhotonics Corp *	10,141	50,097
NETGEAR Inc *	20,276	699,725
NetScout Systems Inc *	19,719	425,733
Newport Corp *	20,416	245,400
NIC Inc	34,359	436,359
Numerex Corp ‘A’ *	5,609	52,164
NVE Corp *	2,522	135,557
Oclaro Inc *	26,908	81,800
OCZ Technology Group Inc *	36,029	190,954
OmniVision Technologies Inc *	27,936	373,225
OpenTable Inc *	12,050	542,370
Oplink Communications Inc *	10,289	139,210
Opnet Technologies Inc	8,001	212,747
OSI Systems Inc *	10,598	671,277
Parametric Technology Corp *	63,822	1,337,709
Park Electrochemical Corp	11,204	289,960
ParkerVision Inc *	40,783	97,064
PC Connection Inc	4,984	52,930
PCTEL Inc	9,495	61,433
PDF Solutions Inc *	12,998	128,290
Pegasystems Inc	9,202	303,482
Perficient Inc *	17,044	191,404
Pericom Semiconductor Corp *	12,559	113,031
Pervasive Software Inc *	6,851	51,314
Photronics Inc *	32,410	197,701
Plantronics Inc	22,631	755,875
Plexus Corp *	18,699	527,312
PLX Technology Inc *	23,639	150,108
Power Integrations Inc	15,225	567,892
Power-One Inc *	36,138	163,344
PRGX Global Inc *	11,166	88,770
Procera Networks Inc *	10,434	253,651
Progress Software Corp *	33,534	699,855
Proofpoint Inc *	3,365	57,037
PROS Holdings Inc *	11,746	197,568
QAD Inc ‘A’ *	3,319	47,196
QLIK Technologies Inc *	45,554	1,007,654
QLogic Corp *	51,963	711,373
Quantum Corp *	125,491	254,747
Quest Software Inc *	29,938	833,773
QuickLogic Corp *	20,676	51,897
QuinStreet Inc *	17,391	161,041
RadiSys Corp *	12,166	76,402
Rambus Inc *	58,858	337,845
RealD Inc *	23,417	350,318
RealNetworks Inc	11,801	101,961
RealPage Inc *	19,103	442,425
Responsys Inc *	19,043	230,801
RF Micro Devices Inc *	148,545	631,316
Richardson Electronics Ltd	7,521	92,734
Rofin-Sinar Technologies Inc *	15,240	288,493
Rogers Corp *	8,661	343,062
Rosetta Stone Inc *	5,804	80,327
Rubicon Technology Inc *	9,279	94,646

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Rudolph Technologies Inc *	17,366	$151,432
Saba Software Inc *	15,786	146,494
Sanmina-SCI Corp *	43,586	356,969
Sapiens International Corp NV * (Netherlands)	7,196	25,906
Sapient Corp	65,784	662,445
ScanSource Inc *	14,689	450,071
SciQuest Inc *	9,459	169,884
SeaChange International Inc *	15,248	125,491
Semtech Corp *	34,928	849,449
ServiceSource International Inc *	26,473	366,651
ShoreTel Inc *	26,220	114,844
Sigma Designs Inc *	17,741	113,188
Silicon Graphics International Corp *	17,309	111,124
Silicon Image Inc *	44,479	184,143
Sonus Networks Inc *	113,920	244,928
Sourcefire Inc *	15,785	811,349
Spansion Inc ‘A’ *	25,818	283,482
Spark Networks Inc *	5,753	29,685
SPS Commerce Inc *	5,641	171,374
SRS Labs Inc *	6,501	58,509
SS&C Technologies Holdings Inc *	18,076	451,900
Stamps.com Inc *	7,583	187,073
Standard Microsystems Corp *	12,326	454,706
STEC Inc *	18,849	147,022
STR Holdings Inc *	16,007	72,992
Stratasys Inc *	11,383	564,028
SunPower Corp *	21,135	101,659
Super Micro Computer Inc *	15,536	246,401
Supertex Inc *	5,443	102,601
support.com Inc *	25,620	81,728
Sycamore Networks Inc *	11,055	160,519
Symmetricom Inc *	22,750	136,272
Synacor Inc *	3,628	49,704
Synaptics Inc *	17,973	514,567
Synchronoss Technologies Inc *	14,802	273,393
SYNNEX Corp *	14,033	483,998
Syntel Inc	8,233	499,743
Take-Two Interactive Software Inc *	41,722	394,690
Tangoe Inc *	15,902	338,872
TechTarget Inc *	8,702	43,858
TeleNav Inc *	8,646	53,000
TeleTech Holdings Inc *	12,308	196,928
Tellabs Inc	195,103	649,693
Telular Corp	8,875	82,005
Tessco Technologies Inc	2,901	63,967
Tessera Technologies Inc	27,689	425,580
The Active Network Inc *	20,673	318,157
The Hackett Group Inc *	13,200	73,524
TiVo Inc *	66,594	550,732
TNS Inc *	13,104	235,086
Travelzoo Inc *	3,810	86,563
TriQuint Semiconductor Inc *	89,966	494,813
TTM Technologies Inc *	28,355	266,821
Tyler Technologies Inc *	16,061	648,061
Ubiquiti Networks Inc *	5,635	80,299
Ultimate Software Group Inc *	14,212	1,266,573
Ultra Clean Holdings Inc *	12,900	82,947
Ultratech Inc *	13,983	440,464
Unisys Corp *	23,399	457,450
United Online Inc	48,672	205,396
Universal Display Corp *	21,208	762,216
Unwired Planet Inc *	29,768	68,466
ValueClick Inc *	43,047	705,540
VASCO Data Security International Inc *	15,143	123,870
Veeco Instruments Inc *	20,750	712,970
Verint Systems Inc *	11,627	343,113
ViaSat Inc *	19,999	755,362
Viasystems Group Inc *	2,011	34,187
VirnetX Holding Corp *	22,416	790,164
Virtusa Corp *	9,927	132,525

	Shares	Value
Vishay Precision Group Inc *	6,406	$89,364
VistaPrint NV * (Netherlands)	19,730	637,279
Vocus Inc *	11,049	205,511
Volterra Semiconductor Corp *	13,540	317,513
Web.com Group Inc *	18,737	343,262
WebMD Health Corp *	26,965	553,052
Websense Inc *	19,925	373,195
Westell Technologies Inc ‘A’ *	25,463	60,602
Wright Express Corp *	20,734	1,279,702
XO Group Inc *	14,198	125,936
Yelp Inc *	4,500	102,285
Zix Corp *	33,303	86,588
Zygo Corp *	8,719	155,721

		107,610,386

Materials - 4.6%
A. Schulman Inc	15,691	311,466
A.M. Castle & Co *	8,846	93,945
ADA-ES Inc *	4,814	122,131
AEP Industries Inc *	2,233	97,247
AK Steel Holding Corp	59,179	347,381
AMCOL International Corp	13,486	381,789
American Vanguard Corp	14,862	395,181
Arabian American Development Co *	10,893	105,553
Balchem Corp	15,611	509,075
Boise Inc	53,718	353,464
Buckeye Technologies Inc	21,146	602,450
Calgon Carbon Corp *	30,353	431,620
Century Aluminum Co *	27,395	200,805
Chase Corp	3,347	44,180
Chemtura Corp *	52,692	764,034
Clearwater Paper Corp *	12,466	425,340
Coeur d’Alene Mines Corp *	47,975	842,441
Deltic Timber Corp	5,788	352,952
Eagle Materials Inc	24,177	902,769
Ferro Corp *	45,817	219,922
Flotek Industries Inc *	26,552	247,996
FutureFuel Corp	10,416	109,472
General Moly Inc *	35,730	112,192
Georgia Gulf Corp	18,296	469,658
Globe Specialty Metals Inc	32,654	438,543
Gold Reserve Inc * (Canada)	27,894	97,350
Gold Resource Corp	15,945	414,411
Golden Minerals Co *	14,874	67,082
Golden Star Resources Ltd (XASE) * (Canada)	136,804	158,693
Graphic Packaging Holding Co *	89,346	491,403
GSE Holding Inc *	4,216	44,563
H.B. Fuller Co	26,637	817,756
Handy & Harman Ltd *	3,008	40,548
Hawkins Inc	4,868	185,860
Haynes International Inc	6,587	335,542
Headwaters Inc *	32,386	166,788
Hecla Mining Co	152,360	723,710
Horsehead Holding Corp *	23,131	230,385
Innophos Holdings Inc	11,647	657,590
Innospec Inc *	12,280	363,611
Kaiser Aluminum Corp	10,305	534,211
KapStone Paper and Packaging Corp *	21,539	341,393
KMG Chemicals Inc	4,189	80,764
Koppers Holdings Inc	11,075	376,550
Kraton Performance Polymers Inc *	17,242	377,772
Landec Corp *	13,776	117,923
Louisiana-Pacific Corp *	73,413	798,733
LSB Industries Inc *	10,023	309,811
Materion Corp	10,799	248,701
McEwen Mining Inc *	105,053	316,210
Metals USA Holdings Corp *	6,133	97,576
Midway Gold Corp * (Canada)	61,053	84,864
Minerals Technologies Inc	9,456	603,104
Myers Industries Inc	17,923	307,559

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Neenah Paper Inc	8,493	$226,678
Noranda Aluminium Holding Corp	17,992	143,216
Olin Corp	42,759	893,235
Olympic Steel Inc	4,821	79,161
OM Group Inc *	17,301	328,719
OMNOVA Solutions Inc *	24,785	186,879
Paramount Gold & Silver Corp *	69,888	167,731
PH Glatfelter Co	22,700	371,599
PolyOne Corp	47,913	655,450
Quaker Chemical Corp	6,939	320,651
Resolute Forest Products *	43,058	498,612
Revett Minerals Inc * (Canada)	13,094	43,079
RTI International Metals Inc *	16,194	366,470
Schnitzer Steel Industries Inc ‘A’	13,506	378,438
Schweitzer-Mauduit International Inc	8,320	566,925
Sensient Technologies Corp	26,640	978,487
Spartech Corp *	16,294	84,240
Stepan Co	4,482	422,115
Stillwater Mining Co *	61,902	528,643
SunCoke Energy Inc *	37,400	547,910
Texas Industries Inc	12,044	469,836
TPC Group Inc *	6,868	253,773
Tredegar Corp	13,007	189,382
U.S. Antimony Corp *	28,720	116,029
U.S. Silica Holdings Inc *	6,251	70,386
UFP Technologies Inc *	2,875	48,587
United States Lime & Minerals Inc *	947	44,196
Universal Stainless & Alloy Products Inc *	3,632	149,275
Vista Gold Corp * (Canada)	31,623	92,023
Wausau Paper Corp	23,695	230,552
Worthington Industries Inc	27,800	569,066
Zep Inc	11,973	164,389
Zoltek Cos Inc *	14,732	133,030

		28,590,831

Telecommunication Services - 0.8%
8x8 Inc *	37,848	158,962
AboveNet Inc *	12,546	1,053,864
Atlantic Tele-Network Inc	4,810	162,241
Boingo Wireless Inc *	8,405	97,666
Cbeyond Inc *	14,795	100,162
Cincinnati Bell Inc *	105,208	391,374
Cogent Communications Group Inc *	24,962	480,518
Consolidated Communications Holdings Inc	16,096	238,221
Fairpoint Communications Inc *	11,275	69,341
General Communication Inc ‘A’ *	19,453	161,654
Hawaiian Telcom Holdco Inc *	5,425	105,842
HickoryTech Corp	7,235	80,381
IDT Corp ‘B’	8,283	81,256
inContact Inc *	17,403	87,189
Iridium Communications Inc *	26,336	235,971
Leap Wireless International Inc *	28,779	185,049
Lumos Networks Corp	7,984	75,449
magicJack VocalTec Ltd * (Israel)	8,088	153,672
Neutral Tandem Inc *	15,088	198,860
nTelos Holdings Corp	8,018	151,139
ORBCOMM Inc *	18,256	59,515
Premiere Global Services Inc *	26,879	225,515
Primus Telecommunications Group Inc	6,421	99,975
Shenandoah Telecommunications Co	12,518	170,370
SureWest Communications	7,740	163,082
Towerstream Corp *	25,582	106,165
USA Mobility Inc	11,861	152,532
Vonage Holdings Corp *	73,682	148,101

		5,394,066

Utilities - 3.6%
ALLETE Inc	20,337	850,087
American DG Energy Inc *	12,544	28,475
American States Water Co	10,057	398,056

	Shares	Value
Artesian Resources Corp ‘A’	3,986	$85,858
Atlantic Power Corp * (Canada)	60,590	776,158
Avista Corp	31,332	836,564
Black Hills Corp	23,547	757,507
Cadiz Inc *	7,028	50,672
California Water Service Group	22,371	413,192
CH Energy Group Inc	7,991	524,929
Chesapeake Utilities Corp	5,107	223,278
Cleco Corp	32,501	1,359,517
Connecticut Water Service Inc	4,571	132,468
Consolidated Water Co Ltd (Cayman)	7,802	64,679
Delta Natural Gas Co Inc	3,551	77,163
El Paso Electric Co	21,390	709,292
Genie Energy Ltd ‘B’	8,122	63,108
GenOn Energy Inc *	412,586	705,522
IDACORP Inc	26,709	1,123,915
MGE Energy Inc	12,334	583,398
Middlesex Water Co	8,311	157,909
New Jersey Resources Corp	22,179	967,226
Northwest Natural Gas Co	14,293	680,347
NorthWestern Corp	19,439	713,411
Ormat Technologies Inc	9,488	202,948
Otter Tail Corp	19,340	442,306
Piedmont Natural Gas Co Inc	38,303	1,232,974
PNM Resources Inc	42,542	831,271
Portland General Electric Co	40,284	1,073,972
SJW Corp	7,503	180,147
South Jersey Industries Inc	16,206	826,020
Southwest Gas Corp	24,619	1,074,619
The Empire District Electric Co	22,454	473,779
The Laclede Group Inc	12,035	479,113
UIL Holdings Corp	27,048	969,941
Unitil Corp	7,410	196,365
UNS Energy Corp	21,464	824,432
WGL Holdings Inc	27,512	1,093,602
York Water Co	6,721	120,239

		22,304,459

Total Common Stocks (Cost $604,272,724)		612,969,150

CLOSED-END MUTUAL FUND - 0.0%
Firsthand Technology Value Fund Inc *	4,564	80,600

Total Closed-End Mutual Fund (Cost $86,738)		80,600

	Principal Amount
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $9,059,279; collateralized by Federal Home Loan Bank: 0.230% due 05/21/13 and value $9,245,000)	$9,059,272	9,059,272

Total Short-Term Investment (Cost $9,059,272)		9,059,272

TOTAL INVESTMENTS - 99.6% (Cost $613,418,734)		622,117,519

OTHER ASSETS & LIABILITIES, NET - 0.4%		2,339,004

NET ASSETS - 100.0%		$624,456,523

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.9%
Information Technology	17.2%
Industrials	14.8%
Consumer Discretionary	13.5%
Health Care	13.2%
Energy	5.9%
Materials	4.6%
Consumer Staples	3.6%
Utilities	3.6%
Short-Term Investment	1.5%
Telecommunication Services	0.8%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a total aggregate value of $95 or less than 0.1% of the net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Fund Procedures and then subsequently approved by the Board.

(d)	As of June 30, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	As of June 30, 2012, $1,023,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/12)	167	$12,537,632	$745,548

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$8,497	$-	$8,497	$-
	Common Stocks
	Consumer Discretionary	84,335,754	84,335,754	-	-
	Consumer Staples	22,678,486	22,678,486	-	-
	Energy	36,673,598	36,673,598	-	-
	Financials	130,620,980	130,620,980	-	-
	Health Care	82,518,500	82,518,500	-	-
	Industrials	92,242,090	92,242,090	-	-
	Information Technology	107,610,386	107,610,291	-	95
	Materials	28,590,831	28,590,831	-	-
	Telecommunication Services	5,394,066	5,394,066	-	-
	Utilities	22,304,459	22,304,459	-	-

		612,969,150	612,969,055	-	95
	Closed-End Mutual Fund	80,600	80,600	-	-
	Short-Term Investment	9,059,272	-	9,059,272	-
	Derivatives:
	Equity Contracts
	Futures	745,548	745,548	-	-

	Total	$622,863,067	$613,795,203	$9,067,769	$95

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2012:

Common Stocks
Value, Beginning of Period	$95
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$95

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

Additional required information about certain Level 3 fair value measurements of the portfolio as of June 30, 2012 were as follows:

	Value at 06/30/12	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock	$95	Value determined by a valuation committee established under the Fund Procedures (See Note 3C in Notes to Financial Statements)	Difference between last traded price and cash merger price	NA - (one security)

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
France - 0.0%
UBISOFT Entertainment Strike @ $7.00 Exp. 10/10/13 *	500,605	$16,471

Total Warrants (Cost $0)		16,471

PREFERRED STOCKS - 0.4%
Germany - 0.4%
ProSiebenSat.1 Media AG	206,156	4,602,012

Total Preferred Stocks (Cost $4,573,901)		4,602,012

COMMON STOCKS - 97.6%
Australia - 6.0%
Ausdrill Ltd	1,221,800	4,333,433
Australand Property Group REIT	587,737	1,491,633
Beach Energy Ltd	2,020,690	1,972,138
Bradken Ltd	202,009	1,085,564
BWP Trust REIT *	1,134,095	2,173,480
Cabcharge Australia Ltd	200,051	1,026,496
Caltex Australia Ltd	267,876	3,742,243
Carnarvon Petroleum Ltd *	4,207,356	453,054
Charter Hall Retail REIT	1,044,167	3,551,052
Emeco Holdings Ltd	4,161,188	3,761,947
Evolution Mining Ltd *	1,421,521	2,150,184
Flight Centre Ltd	144,857	2,835,288
GrainCorp Ltd	612,581	6,008,226
Grange Resources Ltd	4,091,556	2,210,259
iiNET Ltd	458,524	1,453,111
Iluka Resources Ltd	349,853	4,099,607
Imdex Ltd	593,817	1,080,572
Investa Office Fund REIT	860,569	2,402,883
Medusa Mining Ltd	360,096	1,786,156
Mineral Resources Ltd	250,374	2,315,870
Mount Gibson Iron Ltd	2,685,729	2,395,275
NRW Holdings Ltd	867,885	2,721,449
OrotonGroup Ltd	94,014	706,468
Resolute Mining Ltd *	1,740,405	2,413,020
Spark Infrastructure Group ~	2,669,400	4,173,309
TPG Telecom Ltd	621,714	1,114,721
UGL Ltd	216,042	2,759,145

		66,216,583

Austria - 1.1%
AMS AG	20,830	1,398,632
Andritz AG	71,110	3,660,893
Oesterreichische Post AG	133,194	4,475,562
Vienna Insurance Group AG	74,236	2,999,179

		12,534,266

Bermuda - 1.6%
Catlin Group Ltd	410,528	2,738,781
First Pacific Co Ltd	2,959,200	3,083,101
Giordano International Ltd	3,094,000	2,198,602
Johnson Electric Holdings Ltd	3,935,000	2,393,043
Northern Offshore Ltd r	504,395	768,890
NWS Holdings Ltd	1,705,000	2,478,234
Oriental Watch Holdings	5,210,000	1,391,438

	Shares	Value
Signet Jewelers Ltd (LI) r	66,456	$2,926,125
Sinolink Worldwide Holdings Ltd *	2,128,000	138,466

		18,116,680

Canada - 9.2%
Aecon Group Inc	284,200	3,293,940
AuRico Gold Inc (TSE) *	323,000	2,595,167
B2Gold Corp *	834,700	2,508,773
Calfrac Well Services Ltd	108,125	2,420,360
Canfor Pulp Products Inc	98,500	1,040,050
Canyon Services Group Inc	269,900	2,637,761
Capital Power Corp	72,300	1,688,728
Celestica Inc *	500,000	3,634,221
Cogeco Cable Inc	103,600	4,714,456
Dundee Precious Metals Inc *	379,500	2,284,977
Ensign Energy Services Inc	192,400	2,645,713
Industrial Alliance Insurance & Financial Services Inc	98,200	2,360,234
Keyera Corp	140,467	5,847,158
Labrador Iron Ore Royalty Corp	112,000	3,564,286
Martinrea International Inc *	288,500	2,266,968
Methanex Corp (TSE)	102,600	2,858,006
Nevsun Resources Ltd	696,300	2,263,779
Pacific Rubiales Energy Corp	114,300	2,420,497
Pan American Silver Corp	241,019	4,078,929
Parkland Fuel Corp	328,400	4,593,278
Poseidon Concepts Corp	423,918	5,192,277
Quebecor Inc ‘B’	106,000	3,817,916
Russel Metals Inc	230,800	5,692,356
Sandvine Corp * r	1,268,100	1,619,222
SEMAFO Inc	369,460	1,694,704
TELUS Corp	58,400	3,507,098
The Jean Coutu Group PJC Inc ‘A’	234,000	3,456,792
TransForce Inc	209,900	3,438,888
Transglobe Energy Corp *	269,800	2,400,931
Trinidad Drilling Ltd	379,900	2,167,979
Twin Butte Energy Ltd	1,188,900	2,825,988
Westjet Airlines Ltd	224,000	3,509,282
Whitecap Resources Inc *	328,700	2,169,594

		101,210,308

Cayman - 0.8%
AMVIG Holdings Ltd r	2,232,000	984,661
Hutchison Telecommunications Hong Kong Holdings Ltd r	12,020,000	5,574,520
Polarcus Ltd *	3,638,193	2,539,575

		9,098,756

Denmark - 1.1%
GN Store Nord AS	178,157	2,156,035
Royal UNIBREW AS	41,465	2,625,720
TDC AS	279,500	1,942,772
Topdanmark AS *	19,576	3,353,991
Tryg AS	40,602	2,279,636

		12,358,154

Finland - 1.4%
Huhtamaki OYJ	150,321	2,231,048
Orion OYJ ‘B’	286,806	5,440,806
Pohjola Bank PLC ‘A’	221,665	2,588,729
Sponda OYJ	698,282	2,616,648
Tieto OYJ	179,523	2,870,789

		15,748,020

France - 7.3%
Alten Ltd	83,559	2,318,030
Arkema SA	71,000	4,652,087
AtoS	92,967	5,567,124
Cap Gemini SA	114,300	4,213,564
CNP Assurances *	238,725	2,916,737

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Eiffage SA	102,595	$3,326,616
Eramet	23,528	2,719,474
Eurofins Scientific	10,351	1,283,025
Faurecia	174,980	2,919,769
Klepierre REIT	182,022	5,998,057
Legrand SA	473	16,087
Mercialys SA REIT	205,048	3,818,970
Plastic Omnium SA	98,289	2,459,853
Publicis Groupe SA	53,025	2,424,916
Remy Cointreau SA	29,945	3,280,726
Rexel SA	179,687	3,067,423
SCOR SE	200,855	4,873,221
Societe BIC SA	73,355	7,578,370
UBISOFT Entertainment *	500,605	3,360,644
Valeo SA	117,457	4,866,793
Wendel SA	23,677	1,751,904
Zodiac Aerospace	72,931	7,420,960

		80,834,350

Germany - 6.3%
Bertrandt AG	58,524	4,381,044
Bilfinger Berger SE	44,105	3,594,177
Brenntag AG	37,569	4,156,182
Drillisch AG	185,410	1,776,080
Duerr AG	129,865	8,005,076
Freenet AG	284,543	4,135,752
Gerresheimer AG *	88,632	4,174,189
Gildemeister AG	166,046	2,614,788
Hannover Rueckversicherung AG	113,372	6,731,797
Hugo Boss AG	71,006	7,023,283
Infineon Technologies AG	301,748	2,045,987
Jenoptik AG	188,176	1,192,182
Kloeckner & Co SE *	179,800	1,840,038
Leoni AG	99,656	3,801,502
MTU Aero Engines Holding AG	61,650	4,526,616
Stada Arzneimittel AG	122,400	3,733,785
Suedzucker AG	165,951	5,870,297

		69,602,775

Hong Kong - 1.1%
Melco International Development Ltd	2,640,000	2,127,760
PCCW Ltd	5,796,000	2,121,805
Techtronic Industries Co Ltd	2,864,000	3,632,510
Television Broadcasts Ltd	562,000	3,919,914

		11,801,989

Ireland - 0.9%
DCC PLC	96,037	2,225,300
Irish Continental Group PLC	58,000	1,116,134
Paddy Power PLC	47,383	3,093,876
Smurfit Kappa Group PLC	430,251	2,890,298
United Drug PLC	419,051	1,099,480

		10,425,088

Italy - 2.1%
Banca Generali SPA	83,552	964,024
Brembo SPA	418,737	4,169,334
Credito Emiliano SPA	58,925	215,251
Danieli & Co Officine Meccaniche SPA	91,246	1,909,073
De’Longhi SPA	259,182	2,495,267
Delclima *	259,182	133,343
MARR SPA	119,128	1,114,541
Mediolanum SPA	743,381	2,626,744
Milano Assicurazioni SPA *	6,405,549	2,205,556
Pirelli & C SPA	231,388	2,440,816
Societa Iniziative Autostradali e Servizi SPA	438,844	3,095,961
Trevi Finanziaria Industriale SPA	274,405	1,528,612

		22,898,522

	Shares	Value
Japan - 22.0%
Ain Pharmaciez Inc	13,300	$800,266
Asahi Holdings Inc	144,800	2,936,103
Bando Chemical Industries Ltd r	429,000	1,623,186
Calsonic Kansei Corp	775,000	4,207,359
Cawachi Ltd	12,200	268,377
Century Tokyo Leasing Corp	98,700	1,851,292
Clarion Co Ltd *	1,526,000	3,525,725
Daicel Corp	823,000	5,054,505
Daikyo Inc	1,324,000	3,488,075
Dainippon Sumitomo Pharma Co Ltd	451,300	4,603,147
Daiwabo Holdings Co Ltd	1,398,000	2,628,061
DCM Holdings Co Ltd	358,800	2,540,410
Fuji Oil Co Ltd	247,900	3,237,097
Futaba Industrial Co Ltd *	402,300	2,114,192
Geo Holdings Corp	1,817	2,024,281
Haseko Corp *	4,097,000	2,997,438
Higashi Nihon House Co Ltd	847,000	4,428,369
Hino Motors Ltd	421,000	3,042,401
Hitachi Capital Corp	265,800	4,449,540
Howa Machinery Ltd r	2,315,000	2,139,453
Idemitsu Kosan Co Ltd	44,700	3,997,254
IT Holdings Corp	283,400	3,381,439
JFE Shoji Trade Corp *	452,000	2,007,764
JVC Kenwood Corp	1,149,500	4,013,757
K’s Holdings Corp	82,600	2,417,204
Kanematsu Corp *	4,134,000	4,651,048
Kiyo Holdings Inc	2,067,000	3,006,216
Kyoei Steel Ltd	170,700	3,127,511
KYORIN Holdings Inc	186,000	3,916,978
Lion Corp	396,000	2,172,051
Maruha Nichiro Holdings Inc	2,032,000	3,211,782
MCJ Co Ltd r	1,385,500	2,091,082
Meitec Corp	129,900	2,752,135
Ministop Co Ltd	106,300	1,845,751
Mitsubishi Gas Chemical Co Inc	472,000	2,682,601
Mitsubishi Steel Manufacturing Co Ltd	981,000	2,497,298
MTI Ltd r	2,428	2,741,122
Musashi Seimitsu Industry Co Ltd	131,300	2,510,275
Nichiha Corp	379,100	4,204,042
Nichii Gakkan Co	302,700	2,809,311
Nihon Kohden Corp	82,000	2,496,934
Nihon Unisys Ltd	640,400	4,709,678
Nippon Carbide Industries Co Inc r	1,495,000	2,264,215
Nippon Carbon Co Ltd r	1,291,000	3,171,792
Nippon Piston Ring Co Ltd	603,000	1,213,310
Nishimatsu Construction Co Ltd	534,000	1,027,680
Nissin Electric Co Ltd	328,000	2,192,409
Nomura Real Estate Holdings Inc	179,700	3,290,334
Oenon Holdings Inc	123,000	297,909
Oki Electric Industry Co Ltd *	2,039,000	3,305,843
Otsuka Corp	32,300	2,771,046
PanaHome Corp	364,000	2,288,063
Pioneer Corp *	784,600	2,769,704
Sankyu Inc	777,400	2,789,471
Sapporo Hokuyo Holdings Inc	930,900	2,883,131
Sasebo Heavy Industries Co Ltd	1,074,000	1,232,836
Seino Holdings Corp	226,000	1,514,661
Shinko Plantech Co Ltd	277,600	2,410,146
Ship Healthcare Holdings Inc	261,200	6,288,027
Showa Corp	549,000	4,718,674
Skymark Airlines Inc *	213,200	1,395,164
Star Micronics Co Ltd	271,800	2,636,222
Sumitomo Osaka Cement Co Ltd	1,246,000	4,141,339
Taihei Kogyo Co Ltd r	329,000	1,581,009
TBK Co Ltd	109,000	633,676
The 77 Bank Ltd	976,000	4,016,720
The Gunma Bank Ltd	754,000	3,566,699
The Higo Bank Ltd	242,000	1,285,077

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
The Keiyo Bank Ltd r	739,000	$3,428,685
The Musashino Bank Ltd	114,500	3,373,209
The Okinawa Electric Power Co Inc	72,300	2,346,693
The San-In Godo Bank Ltd	227,000	1,602,009
Toho Holdings Co Ltd	152,700	3,098,249
Tokai Carbon Co Ltd	752,000	3,306,553
Tokyu REIT Inc	809	3,973,534
Tosoh Corp	1,465,000	3,978,201
Touei Housing Corp	213,900	2,215,901
Toyo Engineering Corp	577,000	2,506,566
Toyo Tire & Rubber Co Ltd	1,157,000	3,919,933
Tsubakimoto Chain Co	620,000	3,596,253
Tsuruha Holdings Inc	57,400	3,569,301
U-Shin Ltd	8,900	62,891
Unipres Corp	103,300	2,690,166
United Arrows Ltd	286,700	7,149,445
Universal Entertainment Corp	87,300	1,811,851

		243,517,107

Luxembourg - 0.3%
AZ Electronic Materials SA	369,900	1,664,929
SAF-Holland SA *	383,042	2,154,806

		3,819,735

Multi-National - 0.0%
HKT Trust & HKT Ltd	252,000	197,464

Netherlands - 1.4%
Arcadis NV	105,145	2,296,813
ASM International NV	81,064	3,080,355
Brunel International NV	67,900	2,694,396
Delta Lloyd NV	365,070	5,069,280
Koninklijke Ten Cate NV	85,782	2,294,058

		15,434,902

Norway - 0.9%
Atea ASA	252,100	2,217,703
Electromagnetic Geoservices AS *	891,370	1,984,104
Fred Olsen Energy ASA	114,849	4,112,424
Kongsberg Gruppen ASA r	92,669	1,753,533

		10,067,764

Poland - 0.2%
Getin Holding SA * r	3,812,800	1,995,749

Singapore - 1.1%
Mapletree Logistics Trust REIT	4,018,000	3,118,552
STX OSV Holdings Ltd	2,710,000	3,234,466
UOL Group Ltd	929,000	3,641,924
Yangzijiang Shipbuilding Holdings Ltd	3,127,000	2,508,887

		12,503,829

South Korea - 6.2%
Capro Corp	80,320	1,188,677
Chong Kun Dang Pharm Corp r	147,810	2,649,823
Daesang Corp	293,540	4,542,369
Dongbu Insurance Co Ltd	72,800	2,687,008
Doosan Corp	17,467	1,988,555
Eugene Technology Co Ltd	162,825	2,673,795
Grand Korea Leisure Co Ltd	143,650	2,989,205
GS Home Shopping Inc	15,289	1,289,346
Handsome Co Ltd	116,790	2,623,104
Himart Co Ltd	75,644	3,119,221
HUMAX Co Ltd	264,489	2,282,626
Huvitz Co Ltd	26,956	250,482
Hyundai Corp	119,690	2,253,418
IsuPetasys Co Ltd	767,750	3,390,169
KH Vatec Co Ltd * r	432,099	2,700,355

	Shares	Value
LG International Corp	70,560	$2,202,836
LIG Insurance Co Ltd	150,310	3,098,836
Mando Corp	20,055	2,987,214
Meritz Fire & Marine Insurance Co Ltd	266,300	2,617,419
Paradise Co Ltd	396,776	4,774,599
S-MAC Co Ltd	229,886	2,468,979
Seah Besteel Corp	77,565	2,597,677
Sejong Industrial Co Ltd	180,830	2,135,488
Simm Tech Co Ltd	555,661	5,655,922
Youngone Corp	135,580	3,739,293

		68,906,416

Spain - 2.3%
Bolsas y Mercados Espanoles SA	102,483	2,062,987
Construcciones y Auxiliar de Ferrocarriles SA	8,316	3,865,470
Distribuidora Internacional de Alimentacion SA *	1,361,490	6,398,987
Ence Energia y Celulosa SA	920,550	1,777,888
Prosegur Cia de Seguridad SA	79,778	4,089,185
Red Electrica Corp SA	46,982	2,048,869
Viscofan SA	117,009	5,038,547

		25,281,933

Sweden - 2.7%
AarhusKarlshamn AB r	110,745	3,791,921
Billerud AB	466,500	4,314,173
Fabege AB	446,885	3,508,636
Haldex AB	71,556	321,880
Hufvudstaden AB ‘A’	213,030	2,286,192
Intrum Justitia AB	175,384	2,554,371
Meda AB ‘A’	504,681	4,817,167
Modern Times Group AB ‘B’	13,500	626,521
Saab AB ‘B’	210,200	3,576,223
Trelleborg AB ‘B’	379,267	3,504,759

		29,301,843

Switzerland - 2.2%
Ascom Holding AG *	65,936	471,571
Baloise Holding AG	42,653	2,815,768
Banque Cantonale Vaudoise	6,439	3,415,515
Dufry AG *	30,866	3,744,315
EFG International AG *	112,602	627,052
Galenica AG	6,112	3,887,037
Helvetia Holding AG	8,908	2,692,252
OC Oerlikon Corp AG *	455,862	3,786,615
Schmolz + Bickenbach AG *	392,642	1,802,329
Vontobel Holding AG	59,670	1,177,712

		24,420,166

United Kingdom - 19.2%
Aberdeen Asset Management PLC	2,138,890	8,710,865
Afren PLC *	1,662,819	2,706,629
Ashmore Group PLC	642,449	3,525,616
Aveva Group PLC	133,652	3,417,533
Babcock International Group PLC	238,757	3,194,785
Barratt Developments PLC *	422,046	926,169
Beazley PLC r	2,962,101	6,395,089
Bellway PLC	560,356	7,357,619
Berkeley Group Holdings PLC *	190,704	4,225,515
Bodycote PLC	467,913	2,457,350
Cape PLC	648,684	2,688,703
Close Brothers Group PLC	204,041	2,389,342
Cobham PLC	834,422	3,039,007
Cookson Group PLC	338,654	3,136,249
Daily Mail & General Trust PLC	743,700	4,932,179
Debenhams PLC	3,791,576	5,143,557
Drax Group PLC	447,972	3,937,204
DS Smith PLC	1,426,676	3,313,114
easyJet PLC	526,081	4,385,829
Fenner PLC	674,518	3,840,079

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

	Shares	Value
Ferrexpo PLC	850,392	$2,876,846
Firstgroup PLC	1,220,613	4,295,957
GKN PLC	923,251	2,628,851
Go-Ahead Group PLC	186,593	3,527,135
Gulfsands Petroleum PLC *	315,640	420,857
Halfords Group PLC	1,018,519	3,670,114
Hays PLC	1,816,521	2,099,437
Henderson Group PLC	2,407,961	3,854,409
IG Group Holdings PLC	908,867	6,842,904
Intermediate Capital Group PLC	1,223,294	5,187,269
ITV PLC	5,759,962	6,953,003
Jazztel PLC *	382,979	2,175,523
Laird PLC	735,110	2,158,121
London Stock Exchange Group PLC	340,633	5,366,172
Melrose PLC	217,264	1,271,118
Micro Focus International PLC	591,565	4,928,951
Mondi PLC	570,699	4,893,130
Morgan Crucible Co PLC	1,373,464	6,002,044
National Express Group PLC	725,146	2,442,216
New World Resources PLC ‘A’	211,800	1,075,717
Next PLC	155,933	7,819,043
Northgate PLC * r	690,681	2,249,705
Petropavlovsk PLC	274,988	1,972,721
QinetiQ Group PLC	290,105	714,527
Resolution Ltd	334,008	1,026,169
Rightmove PLC	163,752	4,088,091
Rockhopper Exploration PLC *	480,700	1,943,863
Senior PLC	484,788	1,426,528
SIG PLC	1,856,403	2,818,604
Spectris PLC	282,367	6,791,241
Spirent Communications PLC	853,144	2,146,493
Tate & Lyle PLC	232,338	2,360,958
Travis Perkins PLC	221,405	3,371,096
Tullett Prebon PLC	949,435	4,245,732
Ultra Electronics Holdings PLC	98,815	2,459,961
Victrex PLC	161,100	3,213,010
WH Smith PLC	512,614	4,376,131
William Hill PLC	1,566,742	6,945,448

		212,361,528

United States - 0.2%
Gran Tierra Energy Inc *	425,600	2,081,807

Total Common Stocks (Cost $1,088,599,152)		1,080,735,734

	Principal Amount

SHORT-TERM INVESTMENT - 1.3%
Repurchase Agreement - 1.3%
Fixed Income Clearing Corp 0.010% due 07/02/12 (Dated 06/29/12, repurchase price of $13,844,834; collateralized by U.S. Treasury Bills: 0.200% due 06/27/13 and value $14,126,690)	$13,844,822	13,844,822

Total Short-Term Investment (Cost $13,844,822)		13,844,822

TOTAL INVESTMENTS - 99.3% (Cost $1,107,017,875)		1,099,199,039

OTHER ASSETS & LIABILITIES, NET - 0.7%		7,504,507

NET ASSETS - 100.0%		$1,106,703,546

Notes to Schedule of Investments

(a)	As of June 30, 2012, the portfolio was diversified as a percentage of net assets as follows:

Industrials	22.1%
Consumer Discretionary	20.1%
Financials	17.4%
Materials	10.2%
Information Technology	8.7%
Energy	5.8%
Consumer Staples	5.4%
Health Care	4.8%
Telecommunication Services	2.2%
Utilities	1.3%
Short-Term Investment	1.3%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of June 30, 2012, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Japan	22.0%
United Kingdom	19.2%
Canada	9.2%
France	7.3%
Germany	6.7%
South Korea	6.2%
Australia	6.0%
Sweden	2.7%
Spain	2.3%
Switzerland	2.2%
Italy	2.1%
Bermuda	1.6%
United States (Includes Short-Term Investment)	1.5%
Finland	1.4%
Netherlands	1.4%
Austria	1.1%
Singapore	1.1%
Denmark	1.1%
Hong Kong	1.1%
Others (each less than 1.0%)	3.1%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	As of June 30, 2012, 4.7% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of June 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Counterparty	Unrealized Depreciation
Sell	EUR	19,649,000	07/12	SSB	($117,289)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2012:

		Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$16,471	$16,471	$-	$-
	Preferred Stocks (1)	4,602,012	-	4,602,012	-
	Common Stocks
	Australia	66,216,583	-	66,216,583	-
	Austria	12,534,266	-	12,534,266	-
	Bermuda	18,116,680	-	18,116,680	-
	Canada	101,210,308	101,210,308	-	-
	Cayman	9,098,756	-	9,098,756	-
	Denmark	12,358,154	-	12,358,154	-
	Finland	15,748,020	-	15,748,020	-
	France	80,834,350	-	80,834,350	-
	Germany	69,602,775	-	69,602,775	-
	Hong Kong	11,801,989	-	11,801,989	-
	Ireland	10,425,088	-	10,425,088	-
	Italy	22,898,522	-	22,898,522	-
	Japan	243,517,107	-	243,517,107	-
	Luxembourg	3,819,735	-	3,819,735	-
	Multi-National	197,464	-	197,464	-
	Netherlands	15,434,902	-	15,434,902	-
	Norway	10,067,764	-	10,067,764	-
	Poland	1,995,749	-	1,995,749	-
	Singapore	12,503,829	-	12,503,829	-
	South Korea	68,906,416	-	68,906,416	-
	Spain	25,281,933	-	25,281,933	-
	Sweden	29,301,843	-	29,301,843	-
	Switzerland	24,420,166	-	24,420,166	-
	United Kingdom	212,361,528	-	212,361,528	-
	United States	2,081,807	2,081,807	-	-

		1,080,735,734	103,292,115	977,443,619	-
	Short-Term Investment	13,844,822	-	13,844,822	-

	Total Assets	1,099,199,039	103,308,586	995,890,453	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(117,289)	-	(117,289)	-

	Total Liabilities	(117,289)	-	(117,289)	-

	Total	$1,099,081,750	$103,308,586	$995,773,164	$-

During the period ended June 30, 2012, an investment with a total aggregate value of $197,464 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-138

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies—not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30b-2(a)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 7, 2012

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	September 7, 2012